UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	August 31, 2015

This report on Form N-CSR relates solely to the Registrant's to Spartan Extended Market Index Fund, Spartan International Index Fund and Spartan Total Market Index Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Institutional Class
Fidelity Advantage® Institutional Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2015

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Investor Class	.100%
Actual		$ 1,000.00	$ 946.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 946.90	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 946.90	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .20
Fidelity Advantage Institutional Class	.035%
Actual		$ 1,000.00	$ 946.90	$ .17
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .18
Class F	.035%
Actual		$ 1,000.00	$ 947.10	$ .17
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	3.2
Microsoft Corp.	1.6	1.6
Exxon Mobil Corp.	1.4	1.6
Johnson & Johnson	1.2	1.2
Wells Fargo & Co.	1.2	1.1
General Electric Co.	1.1	1.1
Berkshire Hathaway, Inc. Class B	1.1	1.2
JPMorgan Chase & Co.	1.1	1.0
AT&T, Inc.	0.9	0.8
Pfizer, Inc.	0.9	0.9
	13.5
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	19.2
Financials	17.9	17.2
Health Care	14.8	14.2
Consumer Discretionary	13.5	13.1
Industrials	10.5	11.1
Consumer Staples	8.3	8.4
Energy	6.5	7.3
Materials	3.2	3.6
Utilities	3.0	3.0
Telecommunication Services	2.2	2.1

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 1,894,841
Autoliv, Inc. (d)	118,893	12,144,920
BorgWarner, Inc.	298,826	13,040,767
Clean Diesel Technologies, Inc. (a)(d)	42,378	70,347
Cooper Tire & Rubber Co.	72,740	2,807,764
Cooper-Standard Holding, Inc. (a)(d)	20,482	1,176,076
Dana Holding Corp.	208,374	3,654,880
Delphi Automotive PLC	388,364	29,329,249
Dorman Products, Inc. (a)(d)	40,228	2,025,480
Drew Industries, Inc.	31,215	1,724,941
Federal-Mogul Corp. Class A (a)(d)	65,766	605,047
Fox Factory Holding Corp. (a)	28,748	431,795
Fuel Systems Solutions, Inc. (a)	20,668	141,576
Gentex Corp.	415,639	6,442,405
Gentherm, Inc. (a)	48,381	2,205,690
Horizon Global Corp. (a)	22,811	238,603
Johnson Controls, Inc.	875,986	36,038,064
Lear Corp.	103,907	10,680,601
Metaldyne Performance Group, Inc.	30,783	581,183
Modine Manufacturing Co. (a)	62,657	556,394
Motorcar Parts of America, Inc. (a)	25,941	827,258
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	28,606	47,486
Remy International, Inc.	45,626	1,336,842
Shiloh Industries, Inc. (a)	7,922	91,182
Spartan Motors, Inc.	44,931	196,348
Standard Motor Products, Inc.	27,135	960,579
Stoneridge, Inc. (a)	33,804	412,747
Strattec Security Corp.	4,334	273,432
Superior Industries International, Inc.	32,436	619,528
Sypris Solutions, Inc.	16,848	23,756
Tenneco, Inc. (a)	83,068	3,908,349
The Goodyear Tire & Rubber Co.	358,636	10,676,594
Tower International, Inc. (a)	25,690	628,121
UQM Technologies, Inc. (a)	38,648	33,237
Visteon Corp. (a)	57,302	5,710,717
		151,536,799
Automobiles - 0.6%
Ford Motor Co.	5,298,513	73,490,375
General Motors Co.	1,797,093	52,906,418
Harley-Davidson, Inc.	281,657	15,786,875
Tesla Motors, Inc. (a)(d)	129,845	32,339,196
Thor Industries, Inc.	59,325	3,237,959
Winnebago Industries, Inc. (d)	39,123	801,239
		178,562,062
Distributors - 0.1%
Core-Mark Holding Co., Inc.	30,231	1,817,185
Fenix Parts, Inc.	13,969	139,271
Genuine Parts Co.	210,267	17,555,192
LKQ Corp. (a)	402,751	12,078,502

	Shares	Value
Pool Corp.	56,544	$ 3,939,986
VOXX International Corp. (a)	18,073	140,066
Weyco Group, Inc.	5,169	139,305
		35,809,507
Diversified Consumer Services - 0.2%
2U, Inc. (a)	16,412	573,928
American Public Education, Inc. (a)	20,589	451,517
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	1,349,032
Ascent Capital Group, Inc. (a)(d)	16,905	474,692
Bridgepoint Education, Inc. (a)	19,443	157,099
Bright Horizons Family Solutions, Inc. (a)	47,641	2,911,818
Cambium Learning Group, Inc. (a)	12,514	65,198
Capella Education Co.	13,812	673,335
Career Education Corp. (a)	70,894	263,017
Carriage Services, Inc.	24,048	551,902
Chegg, Inc. (a)(d)	67,008	497,869
Collectors Universe, Inc.	4,772	89,093
DeVry, Inc. (d)	76,042	1,989,259
Graham Holdings Co.	5,881	3,890,634
Grand Canyon Education, Inc. (a)	62,360	2,304,826
H&R Block, Inc.	363,637	12,370,931
Houghton Mifflin Harcourt Co. (a)	170,821	3,857,138
ITT Educational Services, Inc. (a)(d)	22,063	84,060
K12, Inc. (a)	35,687	471,782
Liberty Tax, Inc.	8,571	201,933
LifeLock, Inc. (a)(d)	108,404	916,014
Lincoln Educational Services Corp.	15,671	7,021
National American University Holdings, Inc.	5,378	15,381
Regis Corp. (a)	52,945	573,924
Service Corp. International	271,822	8,059,522
ServiceMaster Global Holdings, Inc. (a)	132,329	4,655,334
Sotheby's Class A (Ltd. vtg.)	86,398	3,042,074
Steiner Leisure Ltd. (a)	15,523	988,349
Strayer Education, Inc. (a)	14,558	760,510
Universal Technical Institute, Inc.	29,419	131,209
Weight Watchers International, Inc. (a)(d)	34,295	210,914
		52,589,315
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc. (a)	24,177	65,278
ARAMARK Holdings Corp.	296,641	9,296,729
Belmond Ltd. Class A (a)	124,751	1,418,419
Biglari Holdings, Inc. (a)(d)	2,475	923,819
BJ's Restaurants, Inc. (a)(d)	35,904	1,543,513
Bloomin' Brands, Inc.	158,816	3,287,491
Bob Evans Farms, Inc.	27,901	1,260,846
Bojangles', Inc. (a)(d)	24,608	512,339
Boyd Gaming Corp. (a)	116,149	1,869,999
Bravo Brio Restaurant Group, Inc. (a)	12,451	158,750
Brinker International, Inc. (d)	84,914	4,511,481
Buffalo Wild Wings, Inc. (a)(d)	25,209	4,781,643
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Corp. (a)(d)	56,403	$ 538,649
Carnival Corp. unit	598,519	29,465,090
Carrols Restaurant Group, Inc. (a)	34,793	440,131
Century Casinos, Inc. (a)	28,742	167,278
Chipotle Mexican Grill, Inc. (a)	41,477	29,449,085
Choice Hotels International, Inc.	53,065	2,706,315
Churchill Downs, Inc.	18,170	2,414,248
Chuy's Holdings, Inc. (a)(d)	19,492	597,235
ClubCorp Holdings, Inc.	72,050	1,621,846
Cosi, Inc. (a)(d)	30,434	36,216
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,407,727
Darden Restaurants, Inc.	168,973	11,491,854
Dave & Buster's Entertainment, Inc.	23,326	803,347
Del Frisco's Restaurant Group, Inc. (a)	28,720	426,205
Denny's Corp. (a)	117,334	1,317,661
Diamond Resorts International, Inc. (a)(d)	93,410	2,371,680
DineEquity, Inc.	19,807	1,891,569
Domino's Pizza, Inc.	74,049	7,844,751
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,583
Dover Motorsports, Inc.	9,993	23,484
Dunkin' Brands Group, Inc. (d)	131,377	6,589,870
El Pollo Loco Holdings, Inc. (a)	17,802	231,604
Eldorado Resorts, Inc. (a)	30,709	289,279
Empire Resorts, Inc. (a)(d)	20,107	85,656
Entertainment Gaming Asia, Inc. (a)	2,060	4,326
Extended Stay America, Inc. unit	81,175	1,523,655
Famous Dave's of America, Inc. (a)(d)	7,623	111,372
Fiesta Restaurant Group, Inc. (a)(d)	37,794	1,951,682
Golden Entertainment, Inc. (a)	1,436	13,211
Good Times Restaurants, Inc. (a)(d)	7,939	54,779
Habit Restaurants, Inc. Class A (d)	13,363	333,006
Hilton Worldwide Holdings, Inc.	713,809	17,723,877
Hyatt Hotels Corp. Class A (a)(d)	74,342	3,808,541
Ignite Restaurant Group, Inc. (a)(d)	4,841	23,769
International Speedway Corp. Class A	39,245	1,259,372
Interval Leisure Group, Inc.	54,818	1,099,649
Intrawest Resorts Holdings, Inc. (a)	22,150	199,129
Isle of Capri Casinos, Inc. (a)	30,947	571,282
Jack in the Box, Inc.	48,147	3,764,132
Jamba, Inc. (a)(d)	19,136	264,460
Kona Grill, Inc. (a)(d)	8,466	155,520
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,404,177
La Quinta Holdings, Inc. (a)	115,379	2,174,894
Las Vegas Sands Corp. (d)	490,163	22,660,235
Luby's, Inc. (a)	14,614	70,732
Marcus Corp.	22,859	443,693
Marriott International, Inc. Class A	280,107	19,792,361
Marriott Vacations Worldwide Corp.	38,724	2,749,791
McDonald's Corp.	1,277,581	121,395,747

	Shares	Value
MGM Mirage, Inc. (a)	547,777	$ 11,191,084
Monarch Casino & Resort, Inc. (a)	11,528	202,316
Morgans Hotel Group Co. (a)	27,678	127,042
Nathan's Famous, Inc. (a)	3,561	115,234
Noodles & Co. (a)(d)	16,951	202,056
Norwegian Cruise Line Holdings Ltd. (a)(d)	210,713	12,137,069
Panera Bread Co. Class A (a)(d)	33,222	5,923,483
Papa John's International, Inc. (d)	38,520	2,590,470
Papa Murphy's Holdings, Inc. (a)(d)	22,690	335,358
Penn National Gaming, Inc. (a)	107,531	1,952,763
Pinnacle Entertainment, Inc. (a)	78,730	2,973,632
Popeyes Louisiana Kitchen, Inc. (a)(d)	27,974	1,555,914
Potbelly Corp. (a)(d)	30,614	323,284
Premier Exhibitions, Inc. (a)	774	1,772
Rave Restaurant Group, Inc. (a)(d)	9,079	85,978
RCI Hospitality Holdings, Inc. (a)	5,726	62,127
Red Lion Hotels Corp. (a)	6,989	56,331
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,665,542
Royal Caribbean Cruises Ltd.	219,656	19,364,873
Ruby Tuesday, Inc. (a)(d)	88,086	579,606
Ruth's Hospitality Group, Inc.	42,076	676,582
Scientific Games Corp. Class A (a)(d)	70,193	773,527
SeaWorld Entertainment, Inc. (d)	80,309	1,429,500
Shake Shack, Inc. Class A (d)	15,901	794,096
Six Flags Entertainment Corp.	119,451	5,371,711
Sonic Corp.	74,649	2,015,523
Speedway Motorsports, Inc.	16,331	316,005
Starbucks Corp.	1,996,116	109,207,506
Starwood Hotels & Resorts Worldwide, Inc.	226,571	16,193,029
Texas Roadhouse, Inc. Class A	84,910	3,055,911
The Cheesecake Factory, Inc.	58,805	3,191,347
Town Sports International Holdings, Inc. (a)	13,107	33,816
Vail Resorts, Inc.	48,275	5,209,355
Wendy's Co.	363,065	3,307,522
Wyndham Worldwide Corp.	155,901	11,923,308
Wynn Resorts Ltd. (d)	107,426	8,062,321
Yum! Brands, Inc.	577,703	46,083,368
Zoe's Kitchen, Inc. (a)(d)	22,698	783,989
		618,270,412
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	375,809
Beazer Homes U.S.A., Inc. (a)	40,506	676,450
Blyth, Inc. (a)	16,038	95,747
Cavco Industries, Inc. (a)(d)	12,220	874,341
Century Communities, Inc. (a)	5,201	114,422
Comstock Holding Companies, Inc. Class A (a)	10,474	6,913
CSS Industries, Inc.	16,118	426,805
D.R. Horton, Inc.	437,702	13,293,010
Dixie Group, Inc. (a)(d)	11,105	110,939
Emerson Radio Corp. (a)	23,724	30,367
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ethan Allen Interiors, Inc. (d)	36,464	$ 1,084,804
Flexsteel Industries, Inc.	6,435	198,198
Garmin Ltd.	158,835	5,973,784
GoPro, Inc. Class A (a)(d)	38,770	1,806,294
Green Brick Partners, Inc. (a)	37,398	454,386
Harman International Industries, Inc.	93,835	9,171,433
Helen of Troy Ltd. (a)	38,566	3,283,509
Hooker Furniture Corp. (d)	13,495	321,991
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	331,295
Installed Building Products, Inc. (a)	20,583	549,978
iRobot Corp. (a)(d)	45,351	1,328,784
Jarden Corp. (a)	256,571	13,172,355
KB Home (d)	112,206	1,643,818
Koss Corp. (a)	2,669	6,406
La-Z-Boy, Inc.	79,546	2,196,265
Leggett & Platt, Inc.	180,129	8,001,330
Lennar Corp. Class A	234,151	11,918,286
LGI Homes, Inc. (a)(d)	15,810	411,692
Libbey, Inc.	27,649	974,351
Lifetime Brands, Inc.	10,885	158,050
M.D.C. Holdings, Inc. (d)	56,801	1,618,260
M/I Homes, Inc. (a)(d)	33,201	829,361
Meritage Homes Corp. (a)(d)	46,552	1,961,701
Mohawk Industries, Inc. (a)	81,448	16,042,813
NACCO Industries, Inc. Class A	6,219	327,368
New Home Co. LLC (a)(d)	11,951	177,831
Newell Rubbermaid, Inc.	358,214	15,091,556
NVR, Inc. (a)(d)	5,106	7,760,865
PulteGroup, Inc.	446,640	9,240,982
Ryland Group, Inc. (d)	60,901	2,633,359
Skullcandy, Inc. (a)	12,653	88,824
Skyline Corp. (a)	21,741	72,832
Standard Pacific Corp. (a)(d)	265,334	2,242,072
Stanley Furniture Co., Inc. (a)	5,699	16,071
Taylor Morrison Home Corp. (a)	40,708	812,125
Tempur Sealy International, Inc. (a)	79,985	5,840,505
Toll Brothers, Inc. (a)	207,192	7,659,888
TopBuild Corp. (a)	49,387	1,566,556
TRI Pointe Homes, Inc. (a)	234,174	3,250,335
Tupperware Brands Corp. (d)	65,324	3,346,549
Turtle Beach Corp. (a)(d)	6,672	15,479
UCP, Inc. (a)	9,479	77,254
Universal Electronics, Inc. (a)	22,307	1,016,976
Vuzix Corp. (a)(d)	6,867	28,223
WCI Communities, Inc. (a)	24,951	621,779
Whirlpool Corp.	104,538	17,572,838
William Lyon Homes, Inc. (a)(d)	35,265	799,105
Zagg, Inc. (a)(d)	38,365	280,832
		179,984,151

	Shares	Value
Internet & Catalog Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)(d)	31,570	$ 264,872
Amazon.com, Inc. (a)	510,048	261,598,519
Blue Nile, Inc. (a)(d)	17,894	609,470
Etsy, Inc. (d)	36,404	521,669
EVINE Live, Inc. (a)	71,405	192,079
Expedia, Inc.	131,838	15,160,052
FTD Companies, Inc. (a)(d)	25,393	758,997
Gaiam, Inc. Class A (a)(d)	12,609	77,041
Groupon, Inc. Class A (a)(d)	562,801	2,532,605
HSN, Inc.	40,566	2,466,818
Lands' End, Inc. (a)(d)	17,098	434,973
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	176,081	6,995,698
Series A (a)	604,416	16,343,409
Liberty TripAdvisor Holdings, Inc. (a)	92,302	2,341,702
Netflix, Inc. (a)	566,335	65,145,515
NutriSystem, Inc. (d)	38,425	1,075,132
Orbitz Worldwide, Inc. (a)(d)	134,938	1,547,739
Overstock.com, Inc. (a)	16,325	320,786
PetMed Express, Inc. (d)	32,292	535,401
Priceline Group, Inc. (a)	69,241	86,457,082
Shutterfly, Inc. (a)(d)	48,378	1,879,969
Travelport Worldwide Ltd.	47,899	634,662
TripAdvisor, Inc. (a)	148,203	10,359,390
U.S. Auto Parts Network, Inc. (a)	5,048	10,853
Wayfair LLC Class A (d)	16,136	601,873
zulily, Inc. Class A (a)	24,900	441,975
		479,308,281
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	494,717
Black Diamond, Inc. (a)(d)	32,583	242,743
Brunswick Corp.	120,580	5,994,032
Callaway Golf Co. (d)	101,218	895,779
Escalade, Inc.	7,022	125,624
Hasbro, Inc.	152,320	11,361,549
JAKKS Pacific, Inc. (a)(d)	19,661	187,369
Johnson Outdoors, Inc. Class A	3,505	87,870
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	81,186
Malibu Boats, Inc. Class A (a)	15,005	259,136
Marine Products Corp.	11,741	82,422
Mattel, Inc.	451,464	10,577,802
Nautilus, Inc. (a)	41,820	639,010
Polaris Industries, Inc.	80,971	10,515,704
Smith & Wesson Holding Corp. (a)	80,794	1,460,756
Sturm, Ruger & Co., Inc. (d)	24,417	1,535,585
Summer Infant, Inc. (a)	32,605	55,429
Vista Outdoor, Inc. (a)	87,436	4,088,507
		48,685,220
Media - 3.3%
A.H. Belo Corp. Class A	22,177	111,107
AMC Entertainment Holdings, Inc. Class A	19,892	576,470
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Networks, Inc. Class A (a)(d)	76,803	$ 5,559,001
Ballantyne of Omaha, Inc. (a)	17,964	86,227
Cable One, Inc. (a)	6,260	2,600,028
Cablevision Systems Corp. - NY Group Class A	288,787	7,268,769
Carmike Cinemas, Inc. (a)	37,234	888,031
CBS Corp. Class B	596,064	26,965,935
Central European Media Enterprises Ltd. Class A (a)(d)	87,763	193,079
Charter Communications, Inc. Class A (a)(d)	109,940	19,966,203
Cinedigm Corp. (a)(d)	56,149	31,724
Cinemark Holdings, Inc.	135,997	4,834,693
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	470,497
Comcast Corp. Class A	3,353,178	188,884,517
Crown Media Holdings, Inc. Class A (a)	54,807	293,217
Cumulus Media, Inc. Class A (a)(d)	143,016	204,513
Dex Media, Inc. (a)(d)	8,222	2,138
Discovery Communications, Inc.:
Class A (a)(d)	247,368	6,579,989
Class C (non-vtg.) (a)	302,473	7,670,715
DISH Network Corp. Class A (a)	281,886	16,707,383
DreamWorks Animation SKG, Inc. Class A (a)(d)	95,520	1,904,669
E.W. Scripps Co. Class A	70,318	1,231,971
Emmis Communications Corp. Class A (a)	7,973	10,046
Entercom Communications Corp. Class A (a)(d)	21,235	234,010
Entravision Communication Corp. Class A	63,982	515,055
Gannett Co., Inc.	144,580	1,895,444
Global Eagle Entertainment, Inc. (a)(d)	63,441	746,701
Gray Television, Inc. (a)	69,925	810,431
Harte-Hanks, Inc.	45,482	175,106
Hemisphere Media Group, Inc. (a)(d)	10,964	149,220
Insignia Systems, Inc. (a)	5,038	13,502
Interpublic Group of Companies, Inc.	543,898	10,268,794
John Wiley & Sons, Inc. Class A	64,847	3,343,511
Journal Media Group, Inc.	21,889	146,437
Lee Enterprises, Inc. (a)(d)	58,988	109,718
Liberty Broadband Corp.:
Class A (a)	33,151	1,805,735
Class C (a)	99,103	5,304,984
Liberty Global PLC:
Class A (a)	339,380	16,330,966
Class C (a)	785,504	35,245,564
Liberty Lilac Group:
Class A (a)	16,713	574,426
Class C (a)	38,674	1,285,911
Liberty Media Corp.:
Class A (a)	142,736	5,316,916

	Shares	Value
Class C (a)	251,145	$ 9,096,472
Lions Gate Entertainment Corp. (d)	124,484	4,567,318
Live Nation Entertainment, Inc. (a)	201,074	4,950,442
Loral Space & Communications Ltd. (a)	17,760	962,770
Martha Stewart Living Omnimedia, Inc. Class A (a)	39,255	237,493
Media General, Inc. (a)(d)	134,814	1,584,065
Meredith Corp.	48,888	2,308,491
Morningstar, Inc.	31,944	2,548,492
National CineMedia, Inc.	75,382	991,273
New Media Investment Group, Inc.	54,682	815,855
News Corp. Class A	686,011	9,350,330
Nexstar Broadcasting Group, Inc. Class A	42,990	1,998,175
Nielsen Holdings PLC	490,319	22,177,128
Omnicom Group, Inc.	336,353	22,528,924
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	100,242
ReachLocal, Inc. (a)(d)	5,194	12,725
Reading International, Inc. Class A (a)	17,900	229,657
Regal Entertainment Group Class A	109,971	2,091,648
Rentrak Corp. (a)(d)	14,912	680,584
RLJ Entertainment, Inc. (a)	17,180	7,044
Saga Communications, Inc. Class A	3,882	135,521
Salem Communications Corp. Class A	1,732	11,085
Scholastic Corp.	34,714	1,499,992
Scripps Networks Interactive, Inc. Class A	128,495	6,821,800
SFX Entertainment, Inc. (a)(d)	67,628	68,981
Sinclair Broadcast Group, Inc. Class A	88,523	2,370,646
Sirius XM Holdings, Inc. (a)	3,419,159	13,044,092
Sizmek, Inc. (a)	26,444	173,737
Spanish Broadcasting System, Inc. Class A (a)	698	3,811
Starz Series A (a)(d)	139,413	5,243,323
Tegna, Inc.	296,454	7,052,641
The Madison Square Garden Co. Class A (a)	76,074	5,358,653
The McClatchy Co. Class A (a)	60,729	76,519
The New York Times Co. Class A (d)	193,567	2,353,775
The Walt Disney Co. (d)	2,080,312	211,942,187
Time Warner Cable, Inc.	377,426	70,208,785
Time Warner, Inc.	1,100,399	78,238,369
Time, Inc.	144,432	2,999,853
Townsquare Media, Inc. (a)	1,285	14,765
Tribune Media Co. Class A (d)	135,327	5,404,960
Tribune Publishing Co.	24,064	283,715
Twenty-First Century Fox, Inc. Class A	2,356,368	64,540,920
Viacom, Inc. Class B (non-vtg.)	479,429	19,546,320
World Wrestling Entertainment, Inc. Class A (d)	44,310	888,859
		962,835,790
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,465,598
Burlington Stores, Inc. (a)	101,732	5,400,952
Dillard's, Inc. Class A (d)	32,687	3,023,874
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar General Corp.	394,086	$ 29,355,466
Dollar Tree, Inc. (a)	299,973	22,875,941
Fred's, Inc. Class A	47,418	622,124
Gordmans Stores, Inc. (a)	10,233	38,681
JC Penney Corp., Inc. (a)(d)	397,600	3,622,136
Kohl's Corp.	261,748	13,357,000
Macy's, Inc.	447,038	26,200,897
Nordstrom, Inc.	187,081	13,634,463
Sears Holdings Corp. (a)(d)	64,162	1,711,842
Target Corp.	854,042	66,367,604
The Bon-Ton Stores, Inc. (d)	19,775	78,902
Tuesday Morning Corp. (a)(d)	61,992	491,597
		190,247,077
Specialty Retail - 2.6%
Aarons, Inc. Class A	97,238	3,661,011
Abercrombie & Fitch Co. Class A (d)	93,188	1,850,714
Advance Auto Parts, Inc.	97,069	17,011,342
Aeropostale, Inc. (a)(d)	110,952	117,609
America's Car Mart, Inc. (a)(d)	10,422	373,108
American Eagle Outfitters, Inc. (d)	220,321	3,749,863
Asbury Automotive Group, Inc. (a)(d)	40,476	3,261,151
Ascena Retail Group, Inc. (a)(d)	233,731	2,821,133
AutoNation, Inc. (a)	105,216	6,296,125
AutoZone, Inc. (a)(d)	42,046	30,104,516
Barnes & Noble Education, Inc. (a)	60,796	784,268
Barnes & Noble, Inc.	82,041	1,280,660
bebe stores, Inc.	66,951	91,723
Bed Bath & Beyond, Inc. (a)	224,686	13,955,247
Best Buy Co., Inc.	393,700	14,464,538
Big 5 Sporting Goods Corp.	23,104	265,696
Books-A-Million, Inc. (a)	4,414	14,125
Boot Barn Holdings, Inc. (d)	15,310	334,370
Build-A-Bear Workshop, Inc. (a)	15,205	298,018
Cabela's, Inc. Class A (a)(d)	66,953	3,010,876
Caleres, Inc.	56,993	1,897,867
CarMax, Inc. (a)	277,955	16,955,255
Chico's FAS, Inc.	193,672	2,887,650
Christopher & Banks Corp. (a)	57,707	100,987
Citi Trends, Inc.	19,731	521,096
Conn's, Inc. (a)(d)	31,322	934,962
CST Brands, Inc.	101,651	3,529,323
Destination Maternity Corp.	22,235	252,367
Destination XL Group, Inc. (a)(d)	42,389	256,453
Dick's Sporting Goods, Inc.	126,777	6,355,331
DSW, Inc. Class A	102,377	3,039,573
Express, Inc. (a)(d)	106,219	2,166,868
Finish Line, Inc. Class A	58,534	1,543,542
Five Below, Inc. (a)(d)	73,748	2,851,835
Foot Locker, Inc.	185,015	13,097,212
Francesca's Holdings Corp. (a)(d)	57,702	648,570
GameStop Corp. Class A (d)	139,482	5,925,195

	Shares	Value
Gap, Inc.	347,917	$ 11,415,157
Genesco, Inc. (a)	32,141	1,924,924
GNC Holdings, Inc.	113,411	5,307,635
Group 1 Automotive, Inc.	30,918	2,702,233
Guess?, Inc. (d)	92,962	2,055,390
Haverty Furniture Companies, Inc. (d)	26,172	604,835
hhgregg, Inc. (a)(d)	15,184	72,883
Hibbett Sports, Inc. (a)(d)	34,547	1,364,607
Home Depot, Inc.	1,729,151	201,376,925
Kirkland's, Inc.	21,240	474,077
L Brands, Inc.	325,719	27,327,824
Lithia Motors, Inc. Class A (sub. vtg.) (d)	30,888	3,292,661
Lowe's Companies, Inc.	1,245,242	86,133,389
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	523,199
MarineMax, Inc. (a)	36,815	600,085
Mattress Firm Holding Corp. (a)(d)	21,081	1,266,757
Michaels Companies, Inc. (a)	98,683	2,586,481
Monro Muffler Brake, Inc. (d)	48,486	3,073,528
Murphy U.S.A., Inc. (a)	55,943	2,859,247
New York & Co., Inc. (a)	34,393	90,454
O'Reilly Automotive, Inc. (a)	134,212	32,220,275
Office Depot, Inc. (a)	634,896	5,034,725
Outerwall, Inc.	30,388	1,871,901
Pacific Sunwear of California, Inc. (a)(d)	60,120	42,685
Party City Holdco, Inc. (d)	32,051	542,944
Penske Automotive Group, Inc.	59,093	2,990,106
Perfumania Holdings, Inc. (a)	876	4,844
Pier 1 Imports, Inc. (d)	118,802	1,209,404
Rent-A-Center, Inc. (d)	68,968	1,854,550
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,394,650
Ross Stores, Inc.	549,601	26,721,601
Sally Beauty Holdings, Inc. (a)	197,231	5,155,618
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	76,800
Select Comfort Corp. (a)(d)	68,724	1,673,429
Shoe Carnival, Inc.	21,330	552,447
Signet Jewelers Ltd.	107,873	14,886,474
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	868,918
Sportsman's Warehouse Holdings, Inc. (a)(d)	17,732	229,097
Stage Stores, Inc.	38,699	415,627
Staples, Inc.	850,382	12,083,928
Stein Mart, Inc.	33,638	361,272
Systemax, Inc. (a)	10,113	92,231
The Buckle, Inc. (d)	40,527	1,710,239
The Cato Corp. Class A (sub. vtg.)	36,544	1,283,791
The Children's Place Retail Stores, Inc.	27,695	1,659,484
The Container Store Group, Inc. (a)(d)	22,029	372,510
The Men's Wearhouse, Inc.	59,208	3,342,292
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	1,013,544
Tiffany & Co., Inc.	153,074	12,590,337
Tile Shop Holdings, Inc. (a)(d)	33,873	403,089
Tilly's, Inc. (a)	14,113	113,045
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	910,255	$ 64,009,132
Tractor Supply Co.	183,329	15,639,797
Trans World Entertainment Corp. (a)	2,977	11,074
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82,672	13,069,616
Urban Outfitters, Inc. (a)(d)	126,843	3,914,375
Vitamin Shoppe, Inc. (a)(d)	37,155	1,330,149
West Marine, Inc. (a)	16,394	143,775
Williams-Sonoma, Inc.	111,639	8,487,913
Winmark Corp.	1,991	196,910
Zumiez, Inc. (a)(d)	31,066	724,148
		765,061,216
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(d)	100,872	19,670
Carter's, Inc.	69,396	6,822,321
Cherokee, Inc. (d)	20,319	520,979
Coach, Inc.	375,932	11,371,943
Columbia Sportswear Co.	36,718	2,253,384
Crocs, Inc. (a)(d)	99,425	1,464,530
Culp, Inc.	12,256	376,872
Deckers Outdoor Corp. (a)(d)	43,271	2,786,220
Delta Apparel, Inc. (a)	1,905	31,032
Fossil Group, Inc. (a)(d)	55,600	3,423,848
G-III Apparel Group Ltd. (a)(d)	50,236	3,482,862
Hanesbrands, Inc.	532,784	16,042,126
Iconix Brand Group, Inc. (a)(d)	61,164	849,568
Joe's Jeans, Inc. (a)	32,503	5,363
Kate Spade & Co. (a)(d)	171,315	3,248,132
Lakeland Industries, Inc. (a)	3,598	33,425
lululemon athletica, Inc. (a)(d)	141,618	9,064,968
Michael Kors Holdings Ltd. (a)	267,639	11,631,591
Movado Group, Inc.	22,005	622,962
NIKE, Inc. Class B	927,256	103,620,858
Oxford Industries, Inc.	19,698	1,657,784
Perry Ellis International, Inc. (a)	15,961	395,194
PVH Corp.	111,304	13,242,950
Quiksilver, Inc. (a)(d)	190,833	82,077
Ralph Lauren Corp.	79,432	8,832,044
Rocky Brands, Inc.	8,326	151,950
Sequential Brands Group, Inc. (a)(d)	36,648	599,928
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	54,017	7,602,353
Steven Madden Ltd. (a)	86,611	3,538,925
Superior Uniform Group, Inc.	11,974	203,319
Tumi Holdings, Inc. (a)(d)	75,723	1,493,258
Under Armour, Inc. Class A (sub. vtg.) (a)	223,343	21,335,957
Unifi, Inc. (a)	18,843	547,012
Vera Bradley, Inc. (a)(d)	29,957	324,135
VF Corp.	457,092	33,107,174

	Shares	Value
Vince Holding Corp. (a)	20,302	$ 186,372
Wolverine World Wide, Inc. (d)	136,279	3,672,719
		274,645,805
TOTAL CONSUMER DISCRETIONARY		3,937,535,635
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	2,342,515
Brown-Forman Corp. Class B (non-vtg.)	207,246	20,330,833
Castle Brands, Inc. (a)(d)	38,689	46,814
Coca-Cola Bottling Co. Consolidated	6,914	1,066,346
Coca-Cola Enterprises, Inc.	288,966	14,878,859
Constellation Brands, Inc. Class A (sub. vtg.)	225,042	28,805,376
Craft Brew Alliance, Inc. (a)(d)	6,981	57,035
Dr. Pepper Snapple Group, Inc.	261,698	20,080,088
MGP Ingredients, Inc.	14,349	228,723
Molson Coors Brewing Co. Class B	214,804	14,626,004
Monster Beverage Corp. (a)	196,458	27,201,575
National Beverage Corp. (a)	17,250	455,745
PepsiCo, Inc.	1,969,184	182,996,269
Primo Water Corp. (a)	8,907	57,896
REED'S, Inc. (a)(d)	1,830	9,699
The Coca-Cola Co.	5,229,498	205,623,861
		518,807,638
Food & Staples Retailing - 2.0%
Andersons, Inc.	36,988	1,308,635
Casey's General Stores, Inc.	50,079	5,301,363
Chefs' Warehouse Holdings (a)(d)	22,894	346,615
Costco Wholesale Corp.	587,086	82,221,394
CVS Health Corp.	1,505,456	154,158,694
Fairway Group Holdings Corp. (a)(d)	15,014	34,082
Fresh Market, Inc. (a)(d)	59,148	1,273,456
Ingles Markets, Inc. Class A (d)	19,385	963,435
Kroger Co.	1,303,236	44,961,642
Liberator Medical Holdings, Inc. (d)	55,593	141,762
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	293,351
PriceSmart, Inc.	26,710	2,270,617
Rite Aid Corp. (a)	1,202,711	9,922,366
Roundy's, Inc. (a)(d)	53,080	130,046
Smart & Final Stores, Inc.	46,551	758,781
SpartanNash Co.	50,930	1,441,319
Sprouts Farmers Market LLC (a)(d)	187,500	3,819,375
SUPERVALU, Inc. (a)	276,727	2,280,230
Sysco Corp.	795,592	31,720,253
United Natural Foods, Inc. (a)(d)	66,521	3,202,986
Village Super Market, Inc. Class A	6,879	191,167
Wal-Mart Stores, Inc.	2,112,893	136,767,564
Walgreens Boots Alliance, Inc.	1,165,874	100,906,395
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Weis Markets, Inc.	18,246	$ 741,700
Whole Foods Market, Inc.	483,264	15,831,729
		600,988,957
Food Products - 1.7%
Alico, Inc.	4,002	168,364
Archer Daniels Midland Co.	833,953	37,519,545
B&G Foods, Inc. Class A (d)	77,184	2,345,622
Boulder Brands, Inc. (a)(d)	80,603	660,945
Bunge Ltd.	190,436	13,797,088
Cal-Maine Foods, Inc. (d)	44,003	2,337,439
Calavo Growers, Inc. (d)	20,904	1,217,658
Campbell Soup Co. (d)	234,413	11,249,480
Coffee Holding Co., Inc. (a)	3,401	15,917
ConAgra Foods, Inc.	571,043	23,801,072
Darling International, Inc. (a)	230,029	2,953,572
Dean Foods Co.	129,419	2,130,237
Diamond Foods, Inc. (a)(d)	36,720	1,107,842
Farmer Brothers Co. (a)(d)	9,145	209,055
Flowers Foods, Inc.	244,489	5,674,590
Fresh Del Monte Produce, Inc.	55,694	2,204,925
Freshpet, Inc. (d)	24,280	315,397
General Mills, Inc.	793,195	45,021,748
Hormel Foods Corp.	185,083	11,308,571
Ingredion, Inc.	94,705	8,176,830
Inventure Foods, Inc. (a)	20,016	173,138
J&J Snack Foods Corp.	19,285	2,197,719
John B. Sanfilippo & Son, Inc.	10,819	559,234
Kellogg Co.	333,707	22,118,100
Keurig Green Mountain, Inc. (d)	158,636	8,978,798
Lancaster Colony Corp.	29,148	2,764,105
Landec Corp. (a)	30,155	401,062
Lifeway Foods, Inc. (a)	1,962	28,272
Limoneira Co. (d)	13,723	260,463
McCormick & Co., Inc. (non-vtg.)	167,367	13,268,856
Mead Johnson Nutrition Co. Class A	271,173	21,243,693
Mondelez International, Inc.	2,163,275	91,636,329
Omega Protein Corp. (a)	32,056	547,196
Pilgrim's Pride Corp. (d)	80,459	1,687,628
Pinnacle Foods, Inc.	140,640	6,306,298
Post Holdings, Inc. (a)(d)	80,676	5,266,529
Sanderson Farms, Inc. (d)	25,904	1,788,412
Seaboard Corp. (a)(d)	405	1,344,697
Seneca Foods Corp. Class A (a)	7,029	207,215
Snyders-Lance, Inc.	71,200	2,404,424
The Hain Celestial Group, Inc. (a)(d)	134,011	8,155,909
The Hershey Co.	197,703	17,698,373
The J.M. Smucker Co.	130,655	15,380,707
The Kraft Heinz Co.	791,615	57,518,746
Tootsie Roll Industries, Inc. (d)	37,180	1,155,554
TreeHouse Foods, Inc. (a)(d)	55,577	4,411,146

	Shares	Value
Tyson Foods, Inc. Class A	388,293	$ 16,417,028
WhiteWave Foods Co. (a)	228,440	10,540,222
		486,675,750
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	58,387	738,596
Church & Dwight Co., Inc.	189,254	16,328,835
Clorox Co.	168,280	18,707,688
Colgate-Palmolive Co.	1,133,056	71,167,247
Energizer Holdings, Inc.	88,029	3,676,091
HRG Group, Inc. (a)	170,026	2,189,935
Kimberly-Clark Corp.	486,838	51,862,852
Oil-Dri Corp. of America	2,105	49,152
Orchids Paper Products Co.	7,243	181,292
Procter & Gamble Co.	3,626,333	256,272,953
Spectrum Brands Holdings, Inc.	35,012	3,440,979
WD-40 Co.	22,073	1,848,393
		426,464,013
Personal Products - 0.2%
Avon Products, Inc. (d)	582,001	3,020,585
Coty, Inc. Class A (d)	100,723	3,052,914
Cyanotech Corp. (a)	2,300	16,077
DS Healthcare Group, Inc. (a)(d)	14,476	48,350
Edgewell Personal Care Co. (a)(d)	82,856	7,296,299
Elizabeth Arden, Inc. (a)(d)	31,918	352,056
Estee Lauder Companies, Inc. Class A	297,058	23,696,317
Herbalife Ltd. (a)(d)	90,139	5,189,302
Inter Parfums, Inc.	25,837	664,011
LifeVantage Corp. (a)	89,798	76,328
Mannatech, Inc. (a)	599	10,363
MediFast, Inc. (a)(d)	14,005	388,919
Natural Health Trends Corp. (d)	11,452	306,226
Nature's Sunshine Products, Inc.	6,985	85,496
Nu Skin Enterprises, Inc. Class A	81,268	3,712,322
Nutraceutical International Corp. (a)	7,518	182,236
Revlon, Inc. (a)	19,191	639,828
Synutra International, Inc. (a)(d)	26,200	131,000
The Female Health Co. (a)(d)	11,731	16,423
USANA Health Sciences, Inc. (a)	12,622	1,848,997
		50,734,049
Tobacco - 1.2%
22nd Century Group, Inc. (a)(d)	13,751	10,667
Alliance One International, Inc. (a)	8,945	206,451
Altria Group, Inc.	2,620,204	140,390,530
Philip Morris International, Inc.	2,071,354	165,294,049
Reynolds American, Inc. (d)	552,187	46,245,661
Universal Corp. (d)	28,408	1,397,958
Vector Group Ltd. (d)	108,517	2,585,960
		356,131,276
TOTAL CONSUMER STAPLES		2,439,801,683
Common Stocks - continued
	Shares	Value
ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc. (a)	9,858	$ 73,639
Atwood Oceanics, Inc. (d)	79,282	1,515,079
Baker Hughes, Inc.	581,931	32,588,136
Basic Energy Services, Inc. (a)(d)	48,473	252,544
Bristow Group, Inc.	47,191	1,748,898
C&J Energy Services Ltd. (a)(d)	59,040	327,082
Cameron International Corp. (a)	255,752	17,074,004
Carbo Ceramics, Inc. (d)	26,245	719,638
Core Laboratories NV (d)	56,453	6,530,483
Dawson Geophysical Co. (a)	19,081	88,345
Diamond Offshore Drilling, Inc. (d)	88,657	2,102,057
Dril-Quip, Inc. (a)(d)	54,128	3,731,584
ENGlobal Corp. (a)	5,637	5,806
Ensco PLC Class A	307,244	5,564,189
Era Group, Inc. (a)(d)	30,759	519,827
Exterran Holdings, Inc.	90,110	2,011,255
Fairmount Santrol Holidings, Inc. (a)(d)	86,660	434,167
FMC Technologies, Inc. (a)	306,296	10,652,975
Forbes Energy Services Ltd. (a)	500	455
Forum Energy Technologies, Inc. (a)(d)	82,786	1,301,396
Frank's International NV	47,687	777,775
Geospace Technologies Corp. (a)(d)	13,736	243,265
GreenHunter Energy, Inc. (a)	12,193	6,706
Gulf Island Fabrication, Inc.	17,861	225,584
Gulfmark Offshore, Inc. Class A (d)	30,820	278,305
Halliburton Co.	1,136,323	44,714,310
Helix Energy Solutions Group, Inc. (a)	125,576	872,753
Helmerich & Payne, Inc. (d)	143,064	8,442,207
Hornbeck Offshore Services, Inc. (a)(d)	41,835	826,241
Independence Contract Drilling, Inc. (d)	5,209	36,098
ION Geophysical Corp. (a)(d)	155,410	80,813
Key Energy Services, Inc. (a)(d)	163,573	116,333
Matrix Service Co. (a)	33,419	668,380
McDermott International, Inc. (a)(d)	307,242	1,560,789
Mitcham Industries, Inc. (a)(d)	23,287	100,367
Nabors Industries Ltd.	373,942	4,315,291
National Oilwell Varco, Inc.	518,148	21,933,205
Natural Gas Services Group, Inc. (a)	21,602	468,547
Newpark Resources, Inc. (a)	122,453	897,580
Noble Corp. (d)	320,782	4,176,582
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	48,102
Oceaneering International, Inc.	135,665	5,944,840
Oil States International, Inc. (a)	62,779	1,781,040
Paragon Offshore PLC (d)	94,730	85,257
Parker Drilling Co. (a)	145,338	489,789
Patterson-UTI Energy, Inc.	188,760	3,073,013
PHI, Inc. (non-vtg.) (a)	18,377	466,041
Pioneer Energy Services Corp. (a)	82,168	271,976
Profire Energy, Inc. (a)	14,213	15,492
RigNet, Inc. (a)(d)	15,376	443,290

	Shares	Value
Rowan Companies PLC	172,571	$ 3,101,101
RPC, Inc. (d)	78,821	915,900
Schlumberger Ltd.	1,694,272	131,085,825
SEACOR Holdings, Inc. (a)(d)	30,397	1,960,910
Seventy Seven Energy, Inc. (a)(d)	63,215	181,427
Superior Energy Services, Inc.	194,953	3,101,702
Synthesis Energy Systems, Inc. (a)(d)	138,081	135,692
Tesco Corp.	53,676	455,709
TETRA Technologies, Inc. (a)	113,155	870,162
Tidewater, Inc. (d)	61,246	1,098,141
Transocean Ltd. (United States) (d)	471,136	6,704,265
U.S. Silica Holdings, Inc. (d)	67,342	1,353,574
Unit Corp. (a)(d)	64,642	982,558
Vantage Drilling Co. (a)	203,586	28,176
Weatherford International Ltd. (a)(d)	1,030,163	10,456,154
Willbros Group, Inc. (a)	69,552	62,632
		353,095,458
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	245,710
Adams Resources & Energy, Inc.	2,090	95,325
Aemetis, Inc. (a)(d)	10,055	31,070
Alon U.S.A. Energy, Inc.	48,399	897,317
Amyris, Inc. (a)(d)	41,172	74,521
Anadarko Petroleum Corp.	677,726	48,511,627
Antero Resources Corp. (a)(d)	82,862	2,141,154
Apache Corp.	501,746	22,698,989
Approach Resources, Inc. (a)(d)	44,511	113,948
Arch Coal, Inc. (a)(d)	26,275	244,620
Ardmore Shipping Corp.	19,716	221,214
Barnwell Industries, Inc. (a)	2,847	6,548
Bill Barrett Corp. (a)(d)	57,665	315,428
Bonanza Creek Energy, Inc. (a)(d)	47,310	361,922
Cabot Oil & Gas Corp.	550,854	13,038,714
California Resources Corp.	396,361	1,537,881
Callon Petroleum Co. (a)(d)	103,916	952,910
Carrizo Oil & Gas, Inc. (a)	58,752	2,140,335
Ceres, Inc. (a)(d)	1,995	2,354
Cheniere Energy, Inc. (a)	293,703	18,253,641
Chesapeake Energy Corp. (d)	679,287	5,305,231
Chevron Corp.	2,508,662	203,176,535
Cimarex Energy Co.	128,520	14,202,745
Clayton Williams Energy, Inc. (a)(d)	7,754	394,524
Clean Energy Fuels Corp. (a)(d)	142,581	758,531
Cloud Peak Energy, Inc. (a)(d)	86,697	414,412
Cobalt International Energy, Inc. (a)(d)	401,284	3,214,285
Columbia Pipeline Group, Inc.	422,556	10,716,020
Comstock Resources, Inc. (d)	50,200	153,110
Concho Resources, Inc. (a)	161,709	17,490,445
ConocoPhillips Co.	1,643,360	80,771,144
CONSOL Energy, Inc. (d)	301,941	4,598,561
Contango Oil & Gas Co. (a)	29,433	274,021
Continental Resources, Inc. (a)(d)	114,814	3,685,529
CVR Energy, Inc. (d)	23,933	962,346
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Dakota Plains Holdings, Inc. (a)(d)	40,463	$ 33,584
Delek U.S. Holdings, Inc.	69,372	2,133,883
Denbury Resources, Inc. (d)	468,655	2,033,963
Devon Energy Corp.	526,060	22,441,720
DHT Holdings, Inc.	122,914	878,835
Diamondback Energy, Inc.	81,742	5,582,161
Eclipse Resources Corp. (a)(d)	76,688	295,249
Emerald Oil, Inc. (a)(d)	3,637	13,130
Energen Corp.	102,980	5,354,960
Energy XXI (Bermuda) Ltd. (d)	106,493	202,337
EOG Resources, Inc.	733,213	57,417,910
EP Energy Corp. (a)(d)	48,938	346,970
EQT Corp.	203,892	15,866,875
Escalera Resources Co. (a)	1,282	148
Evolution Petroleum Corp.	29,931	175,695
EXCO Resources, Inc. (d)	234,793	196,217
Exxon Mobil Corp.	5,577,976	419,686,914
FX Energy, Inc. (a)(d)	98,760	95,738
Gastar Exploration, Inc. (a)	74,542	122,994
Gevo, Inc. (a)(d)	21,621	52,107
Goodrich Petroleum Corp. (a)(d)	42,255	38,587
Green Plains, Inc.	43,197	918,368
Gulfport Energy Corp. (a)	152,147	5,451,427
Halcon Resources Corp. (a)(d)	641,369	737,574
Hallador Energy Co. (d)	19,418	156,121
Harvest Natural Resources, Inc. (a)(d)	51,649	76,957
Hess Corp.	330,649	19,657,083
HollyFrontier Corp.	259,811	12,174,743
Houston American Energy Corp. (a)	36,485	6,600
Isramco, Inc. (a)	123	16,113
Jones Energy, Inc. (a)(d)	48,096	285,209
Kinder Morgan, Inc.	2,309,129	74,838,871
Kosmos Energy Ltd. (a)(d)	171,095	1,197,665
Laredo Petroleum, Inc. (a)(d)	159,390	1,624,184
Lilis Energy, Inc. (a)	8,026	6,148
Lucas Energy, Inc. (a)	376	1,120
Magellan Petroleum Corp. (a)	4,486	7,716
Magnum Hunter Resources Corp. (a)(d)	251,745	201,396
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	0
Marathon Oil Corp.	892,180	15,425,792
Marathon Petroleum Corp.	724,047	34,254,664
Matador Resources Co. (a)(d)	100,803	2,309,397
Memorial Resource Development Corp. (a)	96,320	1,869,571
Midstates Petroleum Co., Inc. (a)(d)	3,216	16,305
Murphy Oil Corp.	219,468	6,803,508
Newfield Exploration Co. (a)	216,602	7,215,013
Noble Energy, Inc.	578,716	19,334,902
Northern Oil & Gas, Inc. (a)(d)	93,777	565,475
Oasis Petroleum, Inc. (a)(d)	179,782	2,006,367

	Shares	Value
Occidental Petroleum Corp.	1,027,629	$ 75,027,193
ONEOK, Inc.	277,078	9,977,579
Pacific Ethanol, Inc. (a)(d)	28,969	205,101
Panhandle Royalty Co. Class A	17,964	315,448
Par Petroleum Corp. (a)(d)	33,374	645,453
Parsley Energy, Inc. Class A (a)(d)	103,701	1,783,657
PBF Energy, Inc. Class A (d)	113,570	3,398,014
PDC Energy, Inc. (a)(d)	53,784	3,021,585
Peabody Energy Corp. (d)	350,510	946,377
Penn Virginia Corp. (a)(d)	91,817	112,935
Petroquest Energy, Inc. (a)(d)	70,948	102,165
Phillips 66 Co.	723,196	57,183,108
Pioneer Natural Resources Co.	198,656	24,446,607
QEP Resources, Inc.	208,230	2,923,549
Range Resources Corp. (d)	224,880	8,684,866
Renewable Energy Group, Inc. (a)(d)	48,243	406,206
Resolute Energy Corp. (a)(d)	59,120	29,560
Rex American Resources Corp. (a)(d)	4,837	259,360
Rex Energy Corp. (a)(d)	63,386	218,682
Rice Energy, Inc. (a)	86,637	1,685,090
Ring Energy, Inc. (a)(d)	35,672	365,638
Royale Energy, Inc. (a)(d)	36,496	34,671
RSP Permian, Inc. (a)(d)	75,590	1,809,625
Sanchez Energy Corp. (a)(d)	73,315	472,149
SandRidge Energy, Inc. (a)(d)	475,629	253,558
Saratoga Resources, Inc. (a)	16,554	248
SemGroup Corp. Class A	56,834	3,125,870
SM Energy Co. (d)	87,704	3,218,737
Solazyme, Inc. (a)(d)	72,848	193,047
Southwestern Energy Co. (a)(d)	509,806	8,279,249
Spectra Energy Corp.	908,238	26,402,479
Stone Energy Corp. (a)	67,092	380,412
Swift Energy Co. (a)(d)	41,382	24,912
Synergy Resources Corp. (a)(d)	117,867	1,265,892
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	68,340	4,514,540
Teekay Corp.	68,637	2,523,096
Tengasco, Inc. (a)	12,601	2,646
Tesoro Corp.	166,907	15,357,113
The Williams Companies, Inc.	901,036	43,429,935
TransAtlantic Petroleum Ltd. (a)	18,382	55,697
Triangle Petroleum Corp. (a)(d)	83,126	335,829
U.S. Energy Corp. (a)	13,579	8,419
Ultra Petroleum Corp. (a)(d)	197,021	1,678,619
Uranium Energy Corp. (a)(d)	101,154	125,431
Uranium Resources, Inc. (a)(d)	26,282	22,603
VAALCO Energy, Inc. (a)	68,248	121,481
Valero Energy Corp.	677,566	40,206,766
Vertex Energy, Inc. (a)(d)	17,824	45,629
W&T Offshore, Inc. (d)	37,319	133,229
Warren Resources, Inc. (a)(d)	91,512	54,907
Western Refining, Inc. (d)	93,791	4,034,889
Westmoreland Coal Co. (a)(d)	23,319	353,982
Whiting Petroleum Corp. (a)	269,027	5,200,292
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	93,240	$ 3,603,726
WPX Energy, Inc. (a)	310,511	2,269,835
ZaZa Energy Corp. (a)(d)	1,943	952
Zion Oil & Gas, Inc. (a)(d)	27,782	41,395
Zion Oil & Gas, Inc. rights 9/30/15	5,556	0
		1,559,450,966
TOTAL ENERGY		1,912,546,424
FINANCIALS - 17.9%
Banks - 6.0%
1st Source Corp.	18,759	561,644
Access National Corp.	1,270	25,946
ACNB Corp.	3,789	77,599
American National Bankshares, Inc.	2,748	64,935
Ameris Bancorp	34,183	932,170
Ames National Corp.	2,652	62,773
Arrow Financial Corp.	16,134	444,169
Associated Banc-Corp.	184,412	3,385,804
Banc of California, Inc.	29,111	360,685
BancFirst Corp.	11,696	707,257
Bancorp, Inc., Delaware (a)	42,844	314,475
BancorpSouth, Inc.	112,604	2,675,471
Bank of America Corp.	14,031,438	229,273,697
Bank of Hawaii Corp.	64,151	3,981,211
Bank of Marin Bancorp	4,167	200,016
Bank of the Ozarks, Inc. (d)	100,972	4,220,630
BankUnited, Inc.	139,847	4,984,147
Banner Corp.	30,182	1,340,383
Bar Harbor Bankshares	4,029	133,602
BB&T Corp.	1,035,641	38,235,866
BBCN Bancorp, Inc.	115,823	1,685,225
BCB Bancorp, Inc.	2,814	32,361
Berkshire Hills Bancorp, Inc.	38,633	1,080,951
Blue Hills Bancorp, Inc.	33,928	480,081
BNC Bancorp	40,969	846,420
BOK Financial Corp. (d)	49,801	3,151,407
Boston Private Financial Holdings, Inc.	110,492	1,314,855
Bridge Bancorp, Inc.	12,821	337,962
Bryn Mawr Bank Corp.	22,435	665,871
BSB Bancorp, Inc. (a)	6,958	145,561
C & F Financial Corp.	1,992	72,688
Camden National Corp.	5,346	213,893
Capital Bank Financial Corp. Series A (a)(d)	112,359	3,457,286
Capital City Bank Group, Inc.	7,146	106,761
Cardinal Financial Corp.	39,218	874,954
Cascade Bancorp (a)	23,889	129,239
Cathay General Bancorp	106,141	3,144,958

	Shares	Value
Centerstate Banks of Florida, Inc.	52,353	$ 723,518
Central Pacific Financial Corp.	36,476	756,512
Central Valley Community Bancorp	3,159	36,486
Century Bancorp, Inc. Class A (non-vtg.)	686	28,599
Chemical Financial Corp.	51,333	1,639,576
CIT Group, Inc.	228,137	9,910,271
Citigroup, Inc.	4,057,434	216,991,570
Citizens & Northern Corp.	8,777	175,364
Citizens Financial Group, Inc.	534,640	13,269,765
City Holding Co. (d)	22,173	1,055,878
City National Corp.	62,607	5,495,642
CNB Financial Corp., Pennsylvania	7,083	120,765
CoBiz, Inc.	39,972	514,839
Columbia Banking Systems, Inc.	85,736	2,598,658
Comerica, Inc.	245,900	10,819,600
Commerce Bancshares, Inc.	124,095	5,560,697
Community Bank System, Inc.	68,432	2,440,285
Community Trust Bancorp, Inc.	24,944	875,534
CommunityOne Bancorp (a)	6,555	69,024
ConnectOne Bancorp, Inc.	31,688	606,825
CU Bancorp (a)	6,814	146,978
Cullen/Frost Bankers, Inc.	71,142	4,600,042
Customers Bancorp, Inc. (a)	31,152	763,536
CVB Financial Corp.	125,947	2,046,639
Eagle Bancorp, Inc. (a)	36,531	1,531,014
East West Bancorp, Inc.	211,572	8,549,625
Eastern Virginia Bankshares, Inc.	969	6,366
Enterprise Bancorp, Inc.	803	17,578
Enterprise Financial Services Corp.	18,919	452,353
Farmers Capital Bank Corp. (a)	6,822	176,963
Farmers National Banc Corp.	14,652	121,758
FCB Financial Holdings, Inc. Class A	21,708	715,930
Fidelity Southern Corp.	14,709	283,810
Fifth Third Bancorp	1,056,706	21,049,584
Financial Institutions, Inc.	12,700	314,579
First Bancorp, North Carolina	13,154	223,881
First Bancorp, Puerto Rico (a)(d)	140,999	565,406
First Busey Corp.	75,611	483,910
First Business Finance Services, Inc.	3,936	88,284
First Citizen Bancshares, Inc.	12,718	3,016,455
First Commonwealth Financial Corp.	101,457	897,894
First Community Bancshares, Inc.	12,848	227,538
First Connecticut Bancorp, Inc.	11,897	202,249
First Financial Bancorp, Ohio	94,231	1,737,620
First Financial Bankshares, Inc. (d)	87,696	2,730,853
First Financial Corp., Indiana	11,757	386,688
First Horizon National Corp.	287,965	4,184,131
First Internet Bancorp (d)	2,571	80,575
First Interstate Bancsystem, Inc.	19,621	523,488
First Merchants Corp.	47,608	1,238,760
First Midwest Bancorp, Inc., Delaware	122,035	2,152,697
First NBC Bank Holding Co. (a)	23,508	822,780
First Niagara Financial Group, Inc. (d)	529,611	4,898,902
First of Long Island Corp.	10,890	278,022
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Republic Bank	174,242	$ 10,508,535
First Security Group, Inc. (a)	16,959	42,228
First United Corp. (a)	3,018	24,567
FirstMerit Corp.	250,282	4,495,065
Flushing Financial Corp.	47,044	938,528
FNB Corp., Pennsylvania	219,763	2,760,223
Fulton Financial Corp. (d)	224,854	2,734,225
German American Bancorp, Inc.	8,927	258,704
Glacier Bancorp, Inc.	110,270	2,868,123
Great Southern Bancorp, Inc.	9,431	379,786
Great Western Bancorp, Inc.	68,399	1,721,603
Green Bancorp, Inc.	4,704	56,260
Guaranty Bancorp	16,534	265,205
Hampton Roads Bankshares, Inc. (a)(d)	89,921	164,555
Hancock Holding Co.	109,529	3,075,574
Hanmi Financial Corp.	38,186	925,629
Heartland Financial U.S.A., Inc.	17,618	640,767
Heritage Commerce Corp.	14,712	155,653
Heritage Financial Corp., Washington	37,277	660,548
Heritage Oaks Bancorp	12,552	97,529
Hilltop Holdings, Inc. (a)	103,072	2,128,437
Home Bancshares, Inc.	95,737	3,649,494
HomeTrust Bancshares, Inc. (a)	24,994	454,641
Horizon Bancorp Industries	6,951	164,252
Huntington Bancshares, Inc.	1,008,539	11,003,160
IBERIABANK Corp.	43,294	2,636,605
Independent Bank Corp.	21,519	302,772
Independent Bank Corp., Massachusetts	37,631	1,704,308
Independent Bank Group, Inc.	7,024	297,747
International Bancshares Corp.	86,896	2,228,882
Investors Bancorp, Inc.	472,999	5,571,928
JPMorgan Chase & Co.	4,955,065	317,619,667
KeyCorp	1,119,570	15,382,892
Lakeland Bancorp, Inc.	36,182	400,173
Lakeland Financial Corp.	23,917	982,750
LegacyTexas Financial Group, Inc. (d)	56,071	1,587,931
M&T Bank Corp.	175,481	20,748,873
Macatawa Bank Corp.	22,839	118,763
MainSource Financial Group, Inc.	22,305	461,937
MB Financial, Inc. (d)	91,216	3,004,655
MBT Financial Corp. (a)	1,650	10,857
Mercantile Bank Corp.	15,647	317,634
Merchants Bancshares, Inc.	5,246	151,137
Metro Bancorp, Inc.	17,759	508,618
Midsouth Bancorp, Inc.	7,208	100,191
MidWestOne Financial Group, Inc.	9,068	264,514
Monarch Financial Holdings, Inc.	3,620	45,214
MutualFirst Financial, Inc.	20,181	473,446
National Bank Holdings Corp.	141,292	2,849,860
National Bankshares, Inc. (d)	5,803	184,361
National Penn Bancshares, Inc.	233,564	2,806,271

	Shares	Value
NBT Bancorp, Inc.	73,876	$ 1,913,388
NewBridge Bancorp	30,468	254,408
Northrim Bancorp, Inc.	2,935	79,773
OFG Bancorp (d)	53,595	463,061
Old National Bancorp, Indiana	151,814	2,095,033
Old Second Bancorp, Inc. (a)	18,605	115,909
Opus Bank	7,609	279,935
Orrstown Financial Services, Inc.	5,669	98,697
Pacific Continental Corp.	13,395	173,063
Pacific Mercantile Bancorp (a)	10,321	74,414
Pacific Premier Bancorp, Inc. (a)	17,115	321,077
PacWest Bancorp (d)	124,220	5,296,741
Park National Corp. (d)	20,366	1,715,021
Park Sterling Corp.	35,080	252,927
Peapack-Gladstone Financial Corp.	15,817	335,637
Penns Woods Bancorp, Inc.	3,854	165,298
Peoples Bancorp, Inc.	18,799	413,202
Peoples Financial Corp., Mississippi (a)	2,667	26,217
Peoples Financial Services Corp. (d)	12,111	432,968
Peoples United Financial, Inc.	460,969	7,145,020
Pinnacle Financial Partners, Inc.	43,042	2,041,052
PNC Financial Services Group, Inc.	698,994	63,692,333
Popular, Inc. (a)	136,656	4,012,220
Preferred Bank, Los Angeles	11,618	356,092
Premier Financial Bancorp, Inc.	115	1,778
PrivateBancorp, Inc.	92,031	3,483,373
Prosperity Bancshares, Inc.	82,842	4,280,446
QCR Holdings, Inc.	6,184	134,255
Regions Financial Corp.	1,757,603	16,855,413
Renasant Corp.	45,616	1,429,605
Republic Bancorp, Inc., Kentucky Class A	18,205	454,943
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	11,394
S&T Bancorp, Inc.	36,971	1,106,172
Sandy Spring Bancorp, Inc.	32,831	842,772
Seacoast Banking Corp., Florida (a)	23,091	359,296
ServisFirst Bancshares, Inc.	3,027	113,482
Shore Bancshares, Inc.	2,958	28,633
Sierra Bancorp	3,618	61,506
Signature Bank (a)	67,430	9,001,231
Simmons First National Corp. Class A	28,831	1,264,816
South State Corp. (d)	33,608	2,525,641
Southern National Bancorp of Virginia, Inc.	3,574	40,672
Southside Bancshares, Inc. (d)	31,211	812,734
Southwest Bancorp, Inc., Oklahoma	15,446	257,639
Square 1 Financial, Inc. Class A (a)	7,297	183,957
State Bank Financial Corp.	47,317	955,803
Sterling Bancorp	186,202	2,612,414
Stock Yards Bancorp, Inc.	13,476	474,894
Stonegate Bank	14,759	460,186
Suffolk Bancorp	15,697	418,482
Sun Bancorp, Inc. (a)	9,760	193,834
SunTrust Banks, Inc.	685,168	27,660,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	68,034	$ 8,509,693
Synovus Financial Corp.	198,807	6,049,697
TCF Financial Corp.	219,604	3,408,254
Texas Capital Bancshares, Inc. (a)(d)	58,898	3,172,246
The First Bancorp, Inc.	2,896	53,721
Tompkins Financial Corp.	18,872	990,591
TowneBank	64,069	1,176,307
Trico Bancshares	23,651	561,475
TriState Capital Holdings, Inc. (a)	18,465	231,366
Triumph Bancorp, Inc.	6,307	91,262
Trustmark Corp.	94,171	2,168,758
U.S. Bancorp	2,389,583	101,198,840
UMB Financial Corp. (d)	60,645	3,040,134
Umpqua Holdings Corp. (d)	368,620	6,159,640
Union Bankshares Corp.	63,353	1,495,131
United Bankshares, Inc., West Virginia (d)	94,604	3,540,082
United Community Bank, Inc.	53,258	1,042,259
Univest Corp. of Pennsylvania	24,791	479,706
Valley National Bancorp	247,734	2,343,564
Washington Trust Bancorp, Inc.	16,060	620,077
Webster Financial Corp.	155,515	5,502,121
Wells Fargo & Co.	6,264,433	334,082,212
WesBanco, Inc.	49,328	1,518,809
West Bancorp., Inc.	59,222	1,067,773
Westamerica Bancorp. (d)	45,279	2,043,894
Westbury Bancorp, Inc. (a)	4,860	84,613
Western Alliance Bancorp. (a)	115,909	3,537,543
Wilshire Bancorp, Inc.	110,533	1,180,492
Wintrust Financial Corp.	65,304	3,330,504
Yadkin Financial Corp.	26,614	554,103
Your Community Bankshares, Inc.	385	11,446
Zions Bancorporation	288,701	8,372,329
		1,755,262,257
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	70,952	13,228,291
Ameriprise Financial, Inc.	240,334	27,078,432
Arlington Asset Investment Corp. (d)	25,721	428,255
Artisan Partners Asset Management, Inc. (d)	43,398	1,773,676
Ashford, Inc. (a)	1,254	91,856
Bank of New York Mellon Corp.	1,495,796	59,532,681
BGC Partners, Inc. Class A	270,826	2,375,144
BlackRock, Inc. Class A	169,277	51,201,214
Calamos Asset Management, Inc. Class A	22,184	234,263
Charles Schwab Corp.	1,544,689	46,927,652
Cohen & Steers, Inc.	29,933	897,391
Cowen Group, Inc. Class A (a)(d)	109,203	577,684
Diamond Hill Investment Group, Inc.	4,042	787,058

	Shares	Value
E*TRADE Financial Corp. (a)	392,699	$ 10,324,057
Eaton Vance Corp. (non-vtg.) (d)	172,774	5,990,075
Evercore Partners, Inc. Class A	47,875	2,507,693
FBR & Co.	6,019	132,057
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,097,704
Financial Engines, Inc. (d)	75,157	2,439,596
Franklin Resources, Inc.	525,273	21,315,578
FXCM, Inc. Class A (d)	51,378	54,974
GAMCO Investors, Inc. Class A	6,083	355,856
Goldman Sachs Group, Inc.	532,331	100,397,627
Greenhill & Co., Inc.	34,523	1,212,103
HFF, Inc.	41,013	1,490,002
Institutional Financial Markets, Inc.	6,881	9,565
Interactive Brokers Group, Inc.	72,511	2,894,639
INTL FCStone, Inc. (a)(d)	19,656	520,098
Invesco Ltd.	576,044	19,648,861
Investment Technology Group, Inc. (d)	55,680	914,266
Janus Capital Group, Inc. (d)	187,399	2,788,497
KCG Holdings, Inc. Class A (a)	107,133	1,232,030
Ladenburg Thalmann Financial Services, Inc. (a)(d)	146,974	383,602
Lazard Ltd. Class A	180,170	8,959,854
Legg Mason, Inc.	127,616	5,657,217
LPL Financial (d)	96,918	3,898,042
Manning & Napier, Inc. Class A	21,800	208,626
Moelis & Co. Class A	17,990	490,767
Morgan Stanley	2,040,311	70,288,714
Northern Trust Corp.	294,624	20,576,540
NorthStar Asset Management Group, Inc.	259,014	4,351,435
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	270,263
Piper Jaffray Companies (a)(d)	20,940	876,548
Pzena Investment Management, Inc.	4,972	50,267
Raymond James Financial, Inc.	181,475	9,616,360
RCS Capital Corp. Class A (a)(d)	51,974	106,027
Safeguard Scientifics, Inc. (a)(d)	26,745	468,038
SEI Investments Co.	174,862	8,844,520
Silvercrest Asset Management Group Class A	6,008	70,714
State Street Corp.	548,301	39,433,808
Stifel Financial Corp. (a)	88,484	4,123,354
T. Rowe Price Group, Inc.	350,946	25,225,998
TD Ameritrade Holding Corp.	362,083	12,115,297
U.S. Global Investments, Inc. Class A	7,637	15,656
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	751,609
Virtus Investment Partners, Inc.	8,765	1,008,501
Waddell & Reed Financial, Inc. Class A (d)	111,918	4,372,636
Walter Investment Management Corp. (a)(d)	49,597	815,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Westwood Holdings Group, Inc.	9,364	$ 519,796
WisdomTree Investments, Inc. (d)	146,939	2,755,106
		609,713,545
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	577,937	12,633,703
American Express Co.	1,168,035	89,611,645
Asta Funding, Inc. (a)	4,468	39,631
Atlanticus Holdings Corp. (a)	35,598	140,256
Capital One Financial Corp.	732,189	56,927,695
Cash America International, Inc. (d)	36,022	994,207
Consumer Portfolio Services, Inc. (a)	11,930	68,359
Credit Acceptance Corp. (a)(d)	13,731	2,798,515
Discover Financial Services	584,924	31,427,967
Encore Capital Group, Inc. (a)(d)	29,815	1,211,383
Enova International, Inc. (a)	32,960	428,480
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	407,185
First Cash Financial Services, Inc. (a)	42,812	1,766,851
First Marblehead Corp. (a)(d)	5,188	20,129
Green Dot Corp. Class A (a)	54,122	957,418
Imperial Holdings, Inc. (a)(d)	20,885	116,329
Imperial Holdings, Inc. warrants 4/11/19	1,880	407
J.G. Wentworth Co. (a)(d)	8,584	46,268
Navient Corp.	519,922	6,649,802
Nelnet, Inc. Class A	26,589	1,001,076
Nicholas Financial, Inc. (a)	5,705	70,628
PRA Group, Inc. (a)(d)	66,508	3,544,211
Regional Management Corp. (a)	12,187	201,086
Santander Consumer U.S.A. Holdings, Inc. (a)	144,316	3,241,337
SLM Corp. (a)	610,909	5,180,508
Springleaf Holdings, Inc. (a)	61,722	2,762,677
Synchrony Financial (d)	185,796	6,121,978
World Acceptance Corp. (a)(d)	15,268	573,771
		228,943,502
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,433,677	326,210,065
CBOE Holdings, Inc.	109,590	6,932,663
CME Group, Inc.	426,044	40,235,595
Gain Capital Holdings, Inc.	23,374	193,069
IntercontinentalExchange Group, Inc.	148,606	33,943,096
Leucadia National Corp.	431,178	9,253,080
MarketAxess Holdings, Inc.	48,799	4,412,406
Marlin Business Services Corp.	13,319	182,737
McGraw Hill Financial, Inc.	368,279	35,719,380
Moody's Corp.	237,456	24,294,123
MSCI, Inc. Class A	147,156	8,905,881
NewStar Financial, Inc. (a)	27,065	308,270
On Deck Capital, Inc. (d)	15,948	147,200
PHH Corp. (a)	72,291	1,171,114
PICO Holdings, Inc. (a)	29,880	386,946

	Shares	Value
Resource America, Inc. Class A	9,127	$ 69,274
The NASDAQ OMX Group, Inc.	155,180	7,943,664
Voya Financial, Inc.	287,295	12,376,669
		512,685,232
Insurance - 3.1%
ACE Ltd. (d)	433,292	44,265,111
AFLAC, Inc.	573,983	33,635,404
Alleghany Corp. (a)	23,047	10,827,250
Allied World Assur Co. Holdings AG	118,191	4,720,549
Allstate Corp.	545,182	31,773,207
AMBAC Financial Group, Inc. (a)	65,156	1,058,785
American Equity Investment Life Holding Co. (d)	107,667	2,612,001
American Financial Group, Inc.	90,622	6,258,355
American International Group, Inc.	1,768,510	106,711,893
American National Insurance Co.	13,392	1,329,692
Amerisafe, Inc.	28,834	1,347,701
AmTrust Financial Services, Inc. (d)	40,202	2,337,746
Aon PLC	372,637	34,819,201
Arch Capital Group Ltd. (a)	172,652	11,788,679
Argo Group International Holdings, Ltd.	36,048	2,017,967
Arthur J. Gallagher & Co.	215,214	9,409,156
Aspen Insurance Holdings Ltd.	82,529	3,788,906
Assurant, Inc.	95,115	7,071,800
Assured Guaranty Ltd.	208,257	5,260,572
Axis Capital Holdings Ltd.	130,874	7,328,944
Baldwin & Lyons, Inc. Class B	6,073	139,193
Brown & Brown, Inc.	150,525	4,825,832
Cincinnati Financial Corp.	214,592	11,229,599
Citizens, Inc. Class A (a)(d)	44,045	277,043
CNA Financial Corp.	78,416	2,821,408
CNO Financial Group, Inc.	273,436	4,891,770
Crawford & Co. Class B	22,758	145,196
Donegal Group, Inc. Class A	8,008	114,434
eHealth, Inc. (a)	26,343	393,564
EMC Insurance Group	8,724	199,605
Employers Holdings, Inc.	40,969	903,366
Endurance Specialty Holdings Ltd.	82,043	5,230,241
Enstar Group Ltd. (a)	15,223	2,224,233
Erie Indemnity Co. Class A	38,007	3,115,434
Everest Re Group Ltd.	57,174	10,051,761
FBL Financial Group, Inc. Class A	14,669	836,720
Federated National Holding Co.	19,431	425,733
Fidelity & Guaranty Life	19,773	487,602
First Acceptance Corp. (a)	4,055	11,841
First American Financial Corp.	139,081	5,404,688
FNF Group	368,445	13,415,082
FNFV Group (a)(d)	119,032	1,722,393
Genworth Financial, Inc. Class A (a)	663,907	3,439,038
Global Indemnity PLC (a)	13,709	367,950
Greenlight Capital Re, Ltd. (a)	35,373	902,012
Hallmark Financial Services, Inc. (a)	10,337	118,772
Hanover Insurance Group, Inc.	63,275	4,992,398
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	552,197	$ 25,373,452
HCC Insurance Holdings, Inc.	125,605	9,705,498
HCI Group, Inc.	9,511	378,062
Health Insurance Innovations, Inc. (a)(d)	4,900	25,382
Heritage Insurance Holdings, Inc. (a)	3,220	56,575
Horace Mann Educators Corp.	55,232	1,834,807
Independence Holding Co.	16,014	197,132
Infinity Property & Casualty Corp.	13,372	1,033,388
Investors Title Co.	1,086	77,649
James River Group Holdings Ltd.	11,476	316,738
Kansas City Life Insurance Co.	2,863	132,442
Kemper Corp.	64,855	2,297,164
Lincoln National Corp.	338,144	17,174,334
Loews Corp.	421,069	15,347,965
Maiden Holdings Ltd.	73,970	1,059,990
Markel Corp. (a)(d)	18,562	15,290,448
Marsh & McLennan Companies, Inc.	717,448	38,548,481
MBIA, Inc. (a)(d)	228,577	1,604,611
Mercury General Corp.	50,517	2,569,295
MetLife, Inc.	1,489,107	74,604,261
National General Holdings Corp.	96,033	1,760,285
National Interstate Corp.	15,961	442,120
National Western Life Insurance Co. Class A	3,282	746,392
Navigators Group, Inc. (a)	15,156	1,152,614
Old Republic International Corp.	306,111	4,809,004
OneBeacon Insurance Group Ltd.	32,052	463,151
PartnerRe Ltd.	64,815	8,971,044
Patriot National, Inc.	7,857	127,755
Phoenix Companies, Inc. (a)	7,382	119,958
Primerica, Inc. (d)	65,762	2,794,227
Principal Financial Group, Inc.	364,342	18,344,620
ProAssurance Corp.	69,301	3,342,387
Progressive Corp.	693,539	20,778,428
Prudential Financial, Inc.	605,780	48,886,446
Reinsurance Group of America, Inc.	91,293	8,296,708
RenaissanceRe Holdings Ltd.	65,324	6,659,782
RLI Corp.	47,515	2,476,007
Safety Insurance Group, Inc.	14,899	783,389
Selective Insurance Group, Inc.	74,920	2,271,574
StanCorp Financial Group, Inc.	60,296	6,856,258
State Auto Financial Corp.	21,317	466,842
State National Companies, Inc.	40,781	387,420
Stewart Information Services Corp.	27,370	1,060,314
Symetra Financial Corp.	126,176	3,970,759
The Chubb Corp.	306,466	37,024,157
The Travelers Companies, Inc.	421,596	41,969,882
Third Point Reinsurance Ltd. (a)	78,596	1,099,558
Torchmark Corp.	173,559	10,146,259
United Fire Group, Inc.	24,829	824,323
United Insurance Holdings Corp. (d)	21,251	279,238

	Shares	Value
Universal Insurance Holdings, Inc. (d)	38,239	$ 941,827
Unum Group	327,044	10,969,056
Validus Holdings Ltd.	125,147	5,541,509
W.R. Berkley Corp.	139,886	7,593,012
White Mountains Insurance Group Ltd.	8,265	5,945,097
Willis Group Holdings PLC	232,604	10,022,906
XL Group PLC Class A	405,616	15,125,421
		908,127,230
Real Estate Investment Trusts - 3.8%
Acadia Realty Trust (SBI)	120,965	3,574,516
AG Mortgage Investment Trust, Inc. (d)	28,740	475,072
Agree Realty Corp.	17,794	506,239
Alexanders, Inc.	4,583	1,663,629
Alexandria Real Estate Equities, Inc.	95,330	8,197,427
Altisource Residential Corp. Class B	74,457	1,136,958
American Assets Trust, Inc.	51,834	1,996,646
American Campus Communities, Inc.	153,155	5,245,559
American Capital Agency Corp.	475,099	9,088,644
American Capital Mortgage Investment Corp.	77,847	1,188,724
American Homes 4 Rent Class A	204,251	3,263,931
American Residential Properties, Inc. (d)	37,789	640,524
American Tower Corp.	562,038	51,814,283
Annaly Capital Management, Inc. (d)	1,225,490	12,328,429
Anworth Mortgage Asset Corp.	251,516	1,265,125
Apartment Investment & Management Co. Class A	199,061	7,172,168
Apollo Commercial Real Estate Finance, Inc.	62,598	1,024,729
Apollo Residential Mortgage, Inc.	39,031	544,873
Arbor Realty Trust, Inc.	48,156	307,717
Ares Commercial Real Estate Corp.	39,618	496,017
Armada Hoffler Properties, Inc.	22,245	222,005
Armour Residential REIT, Inc.	61,211	1,308,079
Ashford Hospitality Prime, Inc.	37,189	514,324
Ashford Hospitality Trust, Inc.	100,347	776,686
AvalonBay Communities, Inc.	173,605	28,655,241
BioMed Realty Trust, Inc. (d)	269,080	4,977,980
Blackstone Mortgage Trust, Inc.	119,369	3,305,328
Bluerock Residental Growth (REIT), Inc.	11,697	131,357
Boston Properties, Inc.	202,664	22,978,044
Brandywine Realty Trust (SBI)	245,200	2,971,824
Brixmor Property Group, Inc.	216,783	4,946,988
BRT Realty Trust (a)	189,164	1,327,931
Camden Property Trust (SBI) (d)	112,265	8,086,448
Campus Crest Communities, Inc. (d)	86,404	446,709
Capstead Mortgage Corp. (d)	129,311	1,347,421
Care Capital Properties, Inc. (d)	108,761	3,457,512
CareTrust (REIT), Inc.	70,605	791,482
CatchMark Timber Trust, Inc.	35,261	355,078
CBL & Associates Properties, Inc.	216,304	3,218,604
Cedar Shopping Centers, Inc.	134,023	838,984
Chambers Street Properties	312,279	2,114,129
Chatham Lodging Trust	57,137	1,311,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cherry Hill Mortgage Investment Corp.	2,726	$ 44,052
Chesapeake Lodging Trust	72,347	2,091,552
Chimera Investment Corp.	263,589	3,692,882
CIM Commercial Trust Corp.	4,057	61,261
City Office (REIT), Inc.	19,500	218,400
Colony Financial, Inc. (d)	142,506	3,093,805
Columbia Property Trust, Inc.	174,483	3,730,447
Communications Sales & Leasing, Inc. (d)	157,969	3,175,177
Condor Hospitality Trust, Inc. (a)	703	956
CorEnergy Infrastructure Trust, Inc.	69,098	354,473
Coresite Realty Corp.	33,471	1,629,703
Corporate Office Properties Trust (SBI)	143,522	3,018,268
Corrections Corp. of America	154,168	4,529,456
Cousins Properties, Inc.	284,086	2,605,069
Crown Castle International Corp.	447,890	37,349,547
CubeSmart	223,547	5,653,504
CyrusOne, Inc.	85,958	2,721,430
CYS Investments, Inc. (d)	197,203	1,540,155
DCT Industrial Trust, Inc. (d)	102,100	3,278,431
DDR Corp. (d)	389,458	5,954,813
DiamondRock Hospitality Co. (d)	260,672	3,065,503
Digital Realty Trust, Inc. (d)	183,791	11,637,646
Douglas Emmett, Inc.	203,089	5,611,349
Duke Realty LP	473,306	8,547,906
DuPont Fabros Technology, Inc.	100,616	2,689,466
Dynex Capital, Inc. (d)	68,104	456,297
Easterly Government Properties, Inc.	21,223	332,777
EastGroup Properties, Inc. (d)	46,143	2,491,722
Education Realty Trust, Inc.	59,856	1,750,788
Ellington Residential Mortgage REIT	7,146	92,898
Empire State Realty Trust, Inc.	146,821	2,379,968
EPR Properties	75,645	3,849,574
Equinix, Inc.	75,000	20,232,750
Equity Commonwealth (a)	171,056	4,394,429
Equity Lifestyle Properties, Inc.	120,671	6,728,615
Equity One, Inc.	158,194	3,719,141
Equity Residential (SBI)	481,537	34,309,511
Essex Property Trust, Inc. (d)	86,351	18,532,652
Extra Space Storage, Inc.	163,851	12,039,771
Federal Realty Investment Trust (SBI)	90,487	11,680,062
FelCor Lodging Trust, Inc.	200,216	1,615,743
First Industrial Realty Trust, Inc.	150,659	2,921,278
First Potomac Realty Trust	85,240	895,872
Five Oaks Investment Corp.	4,880	30,793
Franklin Street Properties Corp.	139,951	1,456,890
Gaming & Leisure Properties	121,458	3,757,911
General Growth Properties, Inc.	833,252	21,147,936
Getty Realty Corp.	36,809	580,110
Gladstone Commercial Corp.	19,665	283,176
Gladstone Land Corp.	8,000	73,040
Government Properties Income Trust (d)	79,105	1,253,023

	Shares	Value
Gramercy Property Trust, Inc.	71,955	$ 1,590,925
Great Ajax Corp. (d)	3,455	44,259
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,730	717,247
Hatteras Financial Corp.	121,103	1,965,502
HCP, Inc. (d)	609,968	22,605,414
Health Care REIT, Inc. (d)	465,114	29,464,972
Healthcare Realty Trust, Inc.	119,232	2,730,413
Healthcare Trust of America, Inc.	207,814	4,989,614
Hersha Hospitality Trust (d)	71,283	1,742,157
Highwoods Properties, Inc. (SBI) (d)	117,102	4,442,850
Home Properties, Inc.	74,137	5,501,707
Hospitality Properties Trust (SBI)	205,814	5,293,536
Host Hotels & Resorts, Inc.	1,003,018	17,783,509
Hudson Pacific Properties, Inc.	93,277	2,648,134
Independence Realty Trust, Inc. (d)	29,371	217,639
InfraReit, Inc.	27,887	785,856
Inland Real Estate Corp.	134,174	1,128,403
Invesco Mortgage Capital, Inc. (d)	162,908	2,215,549
Investors Real Estate Trust	148,410	992,863
Iron Mountain, Inc. (d)	249,818	7,079,842
iStar Financial, Inc. (a)(d)	102,599	1,279,410
JAVELIN Mortgage Investment Corp.	12,977	84,221
Kilroy Realty Corp.	122,555	7,948,917
Kimco Realty Corp.	537,687	12,393,685
Kite Realty Group Trust (d)	145,444	3,419,388
Ladder Capital Corp. Class A	28,656	446,460
Lamar Advertising Co. Class A	105,766	5,641,558
LaSalle Hotel Properties (SBI)	151,248	4,758,262
Lexington Corporate Properties Trust	259,496	2,094,133
Liberty Property Trust (SBI) (d)	189,993	5,840,385
LTC Properties, Inc.	62,032	2,530,285
Mack-Cali Realty Corp.	122,465	2,293,769
Medical Properties Trust, Inc.	310,948	3,628,763
MFA Financial, Inc.	486,658	3,460,138
Mid-America Apartment Communities, Inc.	102,000	8,016,180
Monmouth Real Estate Investment Corp. Class A (d)	72,144	686,811
Monogram Residential Trust, Inc. (d)	209,687	1,941,702
National Health Investors, Inc.	42,355	2,333,761
National Retail Properties, Inc. (d)	191,189	6,643,818
National Storage Affiliates Trust	21,263	275,143
New Residential Investment Corp.	299,514	4,241,118
New Senior Investment Group, Inc.	149,321	1,700,766
New York (REIT), Inc.	231,906	2,221,659
New York Mortgage Trust, Inc. (d)	125,316	819,567
Newcastle Investment Corp.	86,128	422,027
NexPoint Residential Trust, Inc.	24,806	306,354
NorthStar Realty Finance Corp.	353,036	4,960,156
Omega Healthcare Investors, Inc. (d)	234,896	7,934,787
One Liberty Properties, Inc. (d)	14,003	305,685
Orchid Island Capital, Inc. (d)	20,507	186,409
Outfront Media, Inc.	181,917	4,116,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Owens Realty Mortgage, Inc. (d)	54,252	$ 745,965
Paramount Group, Inc. (d)	187,485	3,082,253
Parkway Properties, Inc.	135,012	2,138,590
Pebblebrook Hotel Trust (d)	95,282	3,626,433
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,689,971
PennyMac Mortgage Investment Trust	97,201	1,464,819
Physicians Realty Trust	119,526	1,733,127
Piedmont Office Realty Trust, Inc. Class A	209,992	3,561,464
Plum Creek Timber Co., Inc. (d)	237,621	9,146,032
Post Properties, Inc.	73,877	4,089,831
Potlatch Corp.	53,054	1,751,843
Power (REIT) (a)	718	3,304
Preferred Apartment Communities, Inc. Class A	14,615	149,219
Prologis, Inc.	691,583	26,280,154
PS Business Parks, Inc.	31,822	2,321,733
Public Storage	192,866	38,818,140
QTS Realty Trust, Inc. Class A	39,765	1,598,155
RAIT Financial Trust	116,629	605,305
Ramco-Gershenson Properties Trust (SBI)	128,503	1,991,797
Rayonier, Inc.	162,390	3,734,970
Realty Income Corp.	303,861	13,579,548
Redwood Trust, Inc.	103,397	1,508,562
Regency Centers Corp.	133,864	7,939,474
Resource Capital Corp.	162,377	526,101
Retail Opportunity Investments Corp.	124,994	1,991,154
Retail Properties America, Inc.	311,497	4,251,934
Rexford Industrial Realty, Inc.	67,185	868,030
RLJ Lodging Trust (d)	176,982	4,874,084
Rouse Properties, Inc. (d)	48,259	749,945
Ryman Hospitality Properties, Inc.	67,021	3,433,486
Sabra Health Care REIT, Inc.	99,253	2,379,094
Saul Centers, Inc.	18,038	889,995
Select Income REIT	51,776	960,445
Senior Housing Properties Trust (SBI)	314,246	4,933,662
Silver Bay Realty Trust Corp.	47,769	748,063
Simon Property Group, Inc.	412,338	73,940,450
SL Green Realty Corp.	127,253	13,171,958
SoTHERLY Hotels, Inc.	2,721	17,687
Sovran Self Storage, Inc.	53,074	4,762,330
Spirit Realty Capital, Inc.	563,256	5,407,258
Stag Industrial, Inc.	92,815	1,583,424
Starwood Property Trust, Inc.	303,635	6,461,353
Starwood Waypoint Residential	44,074	1,061,743
Store Capital Corp. (d)	86,438	1,742,590
Strategic Hotel & Resorts, Inc. (a)(d)	381,656	5,148,539
Summit Hotel Properties, Inc.	103,133	1,251,003
Sun Communities, Inc.	74,559	4,861,992
Sunstone Hotel Investors, Inc.	263,737	3,647,483
Tanger Factory Outlet Centers, Inc.	125,594	3,973,794

	Shares	Value
Taubman Centers, Inc.	81,539	$ 5,625,376
Terreno Realty Corp.	58,086	1,181,469
The GEO Group, Inc.	101,971	3,062,189
The Macerich Co.	187,597	14,291,139
Trade Street Residential, Inc.	10,637	70,098
Two Harbors Investment Corp.	497,543	4,706,757
UDR, Inc.	326,669	10,551,409
UMH Properties, Inc.	13,625	127,394
United Development Funding IV (d)	104,924	1,834,072
Universal Health Realty Income Trust (SBI)	15,817	727,582
Urban Edge Properties	114,433	2,392,794
Urstadt Biddle Properties, Inc. Class A	35,437	635,385
Ventas, Inc.	435,044	23,936,121
VEREIT, Inc.	1,212,345	9,868,488
Vornado Realty Trust	231,740	20,205,411
Washington REIT (SBI)	91,707	2,255,992
Weingarten Realty Investors (SBI)	140,335	4,440,199
Western Asset Mortgage Capital Corp. (d)	46,434	593,427
Weyerhaeuser Co. (d)	690,126	19,282,120
Whitestone REIT Class B	26,734	305,302
WP Carey, Inc. (d)	142,219	8,173,326
WP Glimcher, Inc.	269,386	3,262,264
Xenia Hotels & Resorts, Inc. (d)	143,696	2,658,376
ZAIS Financial Corp.	6,000	88,560
		1,121,662,662
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	59,705	2,019,820
Altisource Portfolio Solutions SA (a)(d)	18,423	495,763
AV Homes, Inc. (a)	12,051	170,401
CBRE Group, Inc. (a)	366,433	11,733,185
Consolidated-Tomoka Land Co. (d)	6,987	383,796
Forest City Enterprises, Inc. Class A (a)	253,220	5,451,827
Forestar Group, Inc. (a)(d)	38,487	497,637
FRP Holdings, Inc. (a)	3,842	119,525
Howard Hughes Corp. (a)	49,445	6,209,798
Jones Lang LaSalle, Inc.	57,479	8,556,899
Kennedy-Wilson Holdings, Inc.	122,760	2,941,330
Marcus & Millichap, Inc. (a)	16,032	680,719
Maui Land & Pineapple, Inc. (a)	31,310	167,509
RE/MAX Holdings, Inc.	14,545	533,511
Realogy Holdings Corp. (a)	193,208	7,786,282
Tejon Ranch Co. (a)(d)	18,740	442,826
The St. Joe Co. (a)(d)	125,387	2,188,003
Transcontinental Realty Investors, Inc. (a)	20,697	267,198
		50,646,029
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	111,784	1,807,547
Bank Mutual Corp.	56,001	404,887
BankFinancial Corp.	19,300	237,390
BBX Capital Corp. (a)	18,261	295,828
Bear State Financial, Inc. (d)	6,591	57,012
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beneficial Bancorp, Inc. (a)	41,273	$ 513,436
BofI Holding, Inc. (a)(d)	16,588	1,921,554
Brookline Bancorp, Inc., Delaware	86,924	917,048
Cape Bancorp, Inc.	2,611	28,982
Capitol Federal Financial, Inc.	194,739	2,346,605
Charter Financial Corp.	1,496	18,775
Chicopee Bancorp, Inc.	1,816	29,601
Clifton Bancorp, Inc.	29,093	401,192
Dime Community Bancshares, Inc.	51,879	883,499
ESSA Bancorp, Inc.	4,298	55,573
Essent Group Ltd. (a)	84,139	2,254,084
EverBank Financial Corp.	121,901	2,411,202
Farmer Mac Class C (non-vtg.)	15,100	357,417
First Defiance Financial Corp.	7,220	272,122
First Financial Northwest, Inc.	2,197	26,891
Flagstar Bancorp, Inc. (a)	37,206	756,398
Fox Chase Bancorp, Inc.	14,307	246,939
HF Financial Corp.	2,735	43,705
Hingham Institution for Savings	1,505	176,055
HomeStreet, Inc. (a)(d)	25,316	563,534
Hudson City Bancorp, Inc.	659,676	6,134,987
Impac Mortgage Holdings, Inc. (a)(d)	10,028	176,994
Kearny Financial Corp.	22,253	252,572
Lendingtree, Inc. (a)(d)	16,968	1,797,760
Meridian Bancorp, Inc.	32,680	416,343
Meta Financial Group, Inc.	7,949	345,146
MGIC Investment Corp. (a)(d)	443,619	4,684,617
Nationstar Mortgage Holdings, Inc. (a)(d)	49,983	835,716
New York Community Bancorp, Inc. (d)	576,088	10,173,714
NMI Holdings, Inc. (a)	34,703	288,729
Northfield Bancorp, Inc. (d)	77,835	1,165,190
Northwest Bancshares, Inc. (d)	124,501	1,598,593
OceanFirst Financial Corp.	5,851	107,775
Ocwen Financial Corp. (a)(d)	142,608	1,061,004
Oritani Financial Corp.	49,423	745,299
PennyMac Financial Services, Inc. (a)	26,801	460,173
Poage Bankshares, Inc.	2,365	36,492
Provident Financial Holdings, Inc.	3,066	50,252
Provident Financial Services, Inc.	77,910	1,475,615
Radian Group, Inc.	276,882	4,978,338
Riverview Bancorp, Inc.	6,875	30,731
Security National Financial Corp. Class A	10,661	77,399
SI Financial Group, Inc.	3,746	42,480
Southern Missouri Bancorp, Inc.	1,632	35,088
Stonegate Mortgage Corp. (a)	14,418	103,954
Territorial Bancorp, Inc.	13,244	343,814
TFS Financial Corp.	159,329	2,735,679
Timberland Bancorp, Inc.	5,034	52,354
Trustco Bank Corp., New York	128,165	758,737
United Community Financial Corp.	43,226	215,698

	Shares	Value
United Financial Bancorp, Inc. New	66,667	$ 836,671
Walker & Dunlop, Inc. (a)(d)	36,696	892,814
Washington Federal, Inc.	128,254	2,910,083
Waterstone Financial, Inc.	38,293	493,214
Westfield Financial, Inc.	28,907	216,803
WSFS Financial Corp.	35,781	985,051
		64,543,155
TOTAL FINANCIALS		5,251,583,612
HEALTH CARE - 14.8%
Biotechnology - 3.5%
Abeona Therapeutics, Inc. (a)(d)	14,781	69,027
ACADIA Pharmaceuticals, Inc. (a)(d)	104,654	3,833,476
Acceleron Pharma, Inc. (a)	12,418	359,874
Achillion Pharmaceuticals, Inc. (a)(d)	148,629	1,098,368
Acorda Therapeutics, Inc. (a)(d)	62,128	1,986,232
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	81,178
Adamas Pharmaceuticals, Inc. (a)	6,738	135,164
Aduro Biotech, Inc. (d)	16,502	319,479
Advaxis, Inc. (a)(d)	33,087	489,688
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	585,504
Agenus, Inc. (a)	96,074	683,086
Agios Pharmaceuticals, Inc. (a)(d)	13,839	1,195,690
Akebia Therapeutics, Inc. (a)(d)	32,346	225,128
Alder Biopharmaceuticals, Inc. (a)(d)	33,491	1,297,776
Alexion Pharmaceuticals, Inc. (a)	300,313	51,710,895
Alkermes PLC (a)(d)	200,966	11,969,535
Alnylam Pharmaceuticals, Inc. (a)	97,633	10,047,412
AMAG Pharmaceuticals, Inc. (a)(d)	40,189	2,513,420
Amgen, Inc.	1,016,458	154,277,995
Amicus Therapeutics, Inc. (a)(d)	148,164	2,130,598
Anacor Pharmaceuticals, Inc. (a)	57,571	7,507,834
Anthera Pharmaceuticals, Inc. (a)	58,148	397,151
Applied Genetic Technologies Corp. (a)	5,553	91,236
Aquinox Pharmaceuticals, Inc. (a)	5,430	92,907
Ardelyx, Inc. (a)	4,936	93,685
Arena Pharmaceuticals, Inc. (a)(d)	308,170	835,141
Argos Therapeutics, Inc. (a)(d)	5,077	31,528
ARIAD Pharmaceuticals, Inc. (a)(d)	248,972	2,350,296
ArQule, Inc. (a)	65,290	110,993
Array BioPharma, Inc. (a)(d)	168,502	994,162
Arrowhead Research Corp. (a)(d)	82,473	489,065
Atara Biotherapeutics, Inc. (d)	21,317	863,978
Athersys, Inc. (a)(d)	92,903	104,980
aTyr Pharma, Inc. (a)(d)	6,529	94,540
Avalanche Biotechnologies, Inc. (a)	12,370	129,390
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	59,184
Baxalta, Inc.	727,074	25,556,651
Bellicum Pharmaceuticals, Inc. (d)	12,564	214,342
BIND Therapeutics, Inc. (a)(d)	9,573	44,897
Biocept, Inc. (a)(d)	21,277	42,767
BioCryst Pharmaceuticals, Inc. (a)	89,890	1,046,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	314,342	$ 93,453,877
BioMarin Pharmaceutical, Inc. (a)	214,004	27,657,877
Biospecifics Technologies Corp. (a)	4,347	215,872
Biota Pharmaceuticals, Inc. (a)	46,093	100,944
BioTime, Inc. (a)(d)	47,203	142,553
bluebird bio, Inc. (a)(d)	46,874	6,237,523
Blueprint Medicines Corp.	16,623	454,805
BrainStorm Cell Therpeutic, Inc. (a)(d)	15,396	46,804
Calithera Biosciences, Inc. (d)	11,343	66,130
Cancer Genetics, Inc. (a)	9,725	93,457
Cara Therapeutics, Inc. (a)	22,235	421,576
CASI Pharmaceuticals, Inc. (a)	289	402
Catalyst Biosciences, Inc. (a)(d)	2,710	31,978
Catalyst Pharmaceutical Partners, Inc. (a)(d)	93,518	339,470
Cel-Sci Corp. (a)(d)	81,306	45,328
Celgene Corp. (a)	1,059,638	125,122,055
Celladon Corp. (a)(d)	15,979	17,896
Celldex Therapeutics, Inc. (a)(d)	127,146	1,886,847
Cellular Biomedicine Group, Inc. (a)	8,068	187,258
Celsion Corp. (a)(d)	10,682	22,219
Cepheid, Inc. (a)(d)	100,753	4,910,701
Cerulean Pharma, Inc. (a)	28,222	113,735
ChemoCentryx, Inc. (a)(d)	22,820	150,156
Chimerix, Inc. (a)(d)	63,824	3,123,547
Cleveland Biolabs, Inc. (a)(d)	1,776	7,211
Clovis Oncology, Inc. (a)	43,431	3,381,538
Coherus BioSciences, Inc. (d)	13,933	384,551
Conatus Pharmaceuticals, Inc. (a)(d)	19,091	75,028
Concert Pharmaceuticals, Inc. (a)	25,754	401,247
CorMedix, Inc. (a)(d)	48,587	133,128
CTI BioPharma Corp. (a)(d)	191,537	302,628
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	381,401
Cyclacel Pharmaceuticals, Inc. (a)	11,529	6,456
Cytokinetics, Inc. (a)(d)	40,859	282,744
Cytori Therapeutics, Inc. (a)(d)	161,644	58,531
CytRx Corp. (a)(d)	55,459	136,429
DARA BioSciences, Inc. (a)	1,702	1,515
Dicerna Pharmaceuticals, Inc. (a)	22,350	245,180
Discovery Laboratories, Inc. (a)(d)	132,829	55,788
Dyax Corp. (a)	194,091	4,467,975
Dynavax Technologies Corp. (a)	44,849	1,271,918
Eagle Pharmaceuticals, Inc. (a)(d)	11,967	940,008
Eleven Biotherapeutics, Inc. (a)(d)	6,105	21,551
Emergent BioSolutions, Inc. (a)(d)	38,141	1,269,714
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	658,371
Enzon Pharmaceuticals, Inc.	43,430	42,996
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	87,517
Epizyme, Inc. (a)(d)	32,918	658,360
Esperion Therapeutics, Inc. (a)(d)	17,696	848,523

	Shares	Value
Exact Sciences Corp. (a)(d)	127,083	$ 2,809,805
Exelixis, Inc. (a)(d)	272,227	1,619,751
Fate Therapeutics, Inc. (a)	23,219	151,620
Fibrocell Science, Inc. (a)	38,880	219,283
FibroGen, Inc.	12,857	314,997
Five Prime Therapeutics, Inc. (a)(d)	27,013	515,138
Flexion Therapeutics, Inc. (a)	12,508	301,568
Fortress Biotech, Inc. (a)(d)	43,908	120,747
Foundation Medicine, Inc. (a)(d)	24,382	573,952
Galectin Therapeutics, Inc. (a)(d)	13,518	29,875
Galena Biopharma, Inc. (a)(d)	255,403	403,537
Galmed Pharmaceuticals Ltd. (a)	3,203	28,731
Genocea Biosciences, Inc. (a)(d)	32,032	372,532
Genomic Health, Inc. (a)	18,393	506,175
GenVec, Inc. (a)	8,140	20,594
Geron Corp. (a)(d)	196,151	594,338
Gilead Sciences, Inc.	1,962,561	206,206,284
GlycoMimetics, Inc. (a)	10,456	73,297
GTx, Inc. (a)(d)	19,627	18,018
Halozyme Therapeutics, Inc. (a)(d)	133,861	2,337,213
Harvard Apparatus (a)	3,080	4,312
Heat Biologics, Inc. (a)(d)	3,136	15,241
Hemispherx Biopharma, Inc. (a)	130,774	23,147
Heron Therapeutics, Inc. (a)	38,570	1,483,402
iBio, Inc. (a)(d)	40,361	29,867
Idera Pharmaceuticals, Inc. (a)(d)	110,523	333,779
Ignyta, Inc. (a)	41,954	573,931
Immune Design Corp. (a)(d)	12,017	191,551
ImmunoCellular Therapeutics Ltd. (a)	41,923	18,442
ImmunoGen, Inc. (a)(d)	137,379	1,849,121
Immunomedics, Inc. (a)(d)	99,673	215,294
Incyte Corp. (a)	218,181	25,350,450
Infinity Pharmaceuticals, Inc. (a)(d)	64,535	569,199
Inotek Pharmaceuticals Corp.	20,127	248,166
Inovio Pharmaceuticals, Inc. (a)(d)	96,684	724,163
Insmed, Inc. (a)	76,656	1,873,473
Insys Therapeutics, Inc. (a)(d)	29,958	971,238
Intercept Pharmaceuticals, Inc. (a)(d)	17,902	3,397,084
Intrexon Corp. (a)(d)	56,952	2,534,364
Invitae Corp. (d)	18,362	187,476
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	1,650,759
Isis Pharmaceuticals, Inc. (a)(d)	159,381	7,997,739
IsoRay, Inc. (a)(d)	57,047	81,577
Juno Therapeutics, Inc. (d)	31,181	1,132,182
Karyopharm Therapeutics, Inc. (a)(d)	26,763	370,935
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	806,675
Kindred Biosciences, Inc. (a)(d)	10,713	63,421
Kite Pharma, Inc. (a)(d)	15,901	845,456
KYTHERA Biopharmaceuticals, Inc. (a)(d)	26,335	1,967,751
La Jolla Pharmaceutical Co. (a)(d)	15,002	533,771
Lexicon Pharmaceuticals, Inc. (a)(d)	68,906	822,738
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	2,116,183
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lion Biotechnologies, Inc. (a)	61,965	$ 440,571
Loxo Oncology, Inc.	9,155	184,016
Lpath, Inc. (a)(d)	7,871	1,810
Macrogenics, Inc. (a)(d)	37,964	1,000,351
MannKind Corp. (a)(d)	336,759	1,276,317
Mast Therapeutics, Inc. (a)	146,638	71,119
Medgenics, Inc. (a)(d)	27,208	215,215
MediciNova, Inc. (a)(d)	31,401	92,633
Medivation, Inc. (a)	103,446	9,109,455
MEI Pharma, Inc. (a)(d)	26,819	48,811
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,318,400
MiMedx Group, Inc. (a)(d)	128,060	1,243,463
Momenta Pharmaceuticals, Inc. (a)(d)	80,881	1,577,988
Myriad Genetics, Inc. (a)(d)	91,480	3,435,989
Nanosphere, Inc. (a)(d)	1,812	4,784
NanoViricides, Inc. (a)(d)	32,620	38,818
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	279,272
Neothetics, Inc. (d)	10,095	119,020
Neuralstem, Inc. (a)(d)	106,528	155,531
Neurocrine Biosciences, Inc. (a)	105,801	4,907,050
NewLink Genetics Corp. (a)(d)	24,740	1,111,073
Northwest Biotherapeutics, Inc. (a)(d)	60,544	466,189
Novavax, Inc. (a)(d)	353,087	3,802,747
Ocata Therapeutics, Inc. (a)(d)	57,519	243,305
Ohr Pharmaceutical, Inc. (a)(d)	32,314	92,095
OncoGenex Pharmaceuticals, Inc. (a)	10,565	30,744
OncoMed Pharmaceuticals, Inc. (a)(d)	11,507	225,422
Onconova Therapeutics, Inc. (a)(d)	6,241	9,486
Oncothyreon, Inc. (a)(d)	120,855	410,907
Opexa Therapeutics, Inc. (a)	5,726	2,405
Ophthotech Corp. (a)(d)	12,066	531,266
Opko Health, Inc. (a)(d)	409,551	4,431,342
Oragenics, Inc. (a)(d)	9,973	22,539
Orexigen Therapeutics, Inc. (a)(d)	166,751	461,900
Organovo Holdings, Inc. (a)(d)	125,927	343,781
Osiris Therapeutics, Inc. (a)(d)	18,170	327,060
Otonomy, Inc. (d)	21,606	489,808
OvaScience, Inc. (a)(d)	23,544	457,695
OXiGENE, Inc. (a)	561	668
Palatin Technologies, Inc. (a)(d)	9,275	7,872
PDL BioPharma, Inc. (d)	190,006	1,073,534
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	280,012
Pfenex, Inc. (a)	21,045	459,833
PharmAthene, Inc. (a)(d)	51,372	74,489
Portola Pharmaceuticals, Inc. (a)(d)	88,717	4,183,894
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	625,352
Proteon Therapeutics, Inc. (d)	5,515	78,148
Prothena Corp. PLC (a)(d)	41,719	2,400,094
PTC Therapeutics, Inc. (a)(d)	30,458	1,163,191
Puma Biotechnology, Inc. (a)	27,928	2,567,142
Radius Health, Inc. (a)(d)	43,904	2,671,997

	Shares	Value
Raptor Pharmaceutical Corp. (a)	110,330	$ 1,338,303
Recro Pharma, Inc. (a)(d)	5,300	71,126
Regeneron Pharmaceuticals, Inc. (a)	100,736	51,727,936
Regulus Therapeutics, Inc. (a)(d)	29,427	245,127
Repligen Corp. (a)(d)	42,236	1,439,403
Retrophin, Inc. (a)	41,038	1,125,262
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	144,967
Rigel Pharmaceuticals, Inc. (a)	109,711	329,133
Sage Therapeutics, Inc. (a)(d)	14,376	776,448
Sangamo Biosciences, Inc. (a)(d)	84,275	637,119
Sarepta Therapeutics, Inc. (a)(d)	48,980	1,748,586
Seattle Genetics, Inc. (a)(d)	135,989	5,476,277
Sorrento Therapeutics, Inc. (a)(d)	38,584	489,245
Spark Therapeutics, Inc. (d)	10,035	437,626
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	511,372
StemCells, Inc. (a)(d)	41,468	17,002
Stemline Therapeutics, Inc. (a)(d)	20,998	193,392
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	38,845
Synergy Pharmaceuticals, Inc. (a)(d)	128,763	901,341
Synta Pharmaceuticals Corp. (a)(d)	141,508	283,016
Synthetic Biologics, Inc. (a)(d)	84,770	211,925
T2 Biosystems, Inc. (d)	5,534	65,744
Tenax Therapeutics, Inc. (a)(d)	1,373	4,503
TESARO, Inc. (a)(d)	35,244	1,814,361
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	12,240
TG Therapeutics, Inc. (a)(d)	56,494	693,746
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	279,733
Tobira Therapeutics, Inc. (a)(d)	1,768	21,304
Tokai Pharmaceuticals, Inc. (d)	5,465	64,542
TRACON Pharmaceuticals, Inc. (d)	4,111	43,124
Trevena, Inc. (a)	18,054	108,324
Trovagene, Inc. (a)(d)	33,847	201,390
Ultragenyx Pharmaceutical, Inc. (a)(d)	45,865	5,119,451
United Therapeutics Corp. (a)(d)	61,304	9,233,608
Vanda Pharmaceuticals, Inc. (a)(d)	64,409	759,382
Verastem, Inc. (a)(d)	47,048	286,522
Vericel Corp. (a)	3,923	12,514
Versartis, Inc. (a)	25,643	332,590
Vertex Pharmaceuticals, Inc. (a)	326,637	41,652,750
Vical, Inc. (a)	65,666	38,756
Vitae Pharmaceuticals, Inc. (d)	16,202	125,728
Vital Therapies, Inc. (a)(d)	7,644	28,589
Xbiotech, Inc. (d)	6,256	119,990
Xencor, Inc. (a)	39,671	665,283
XOMA Corp. (a)(d)	99,609	82,765
Zafgen, Inc. (a)(d)	17,716	646,988
ZIOPHARM Oncology, Inc. (a)(d)	168,209	1,465,100
		1,029,913,313
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	29,889	1,405,381
Abbott Laboratories	1,985,109	89,905,587
Abiomed, Inc. (a)(d)	49,661	4,762,490
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Accuray, Inc. (a)(d)	93,204	$ 642,176
Alere, Inc. (a)	106,836	5,552,267
Align Technology, Inc. (a)	96,830	5,480,578
Alliqua Biomedical, Inc. (a)	4,397	19,787
Alphatec Holdings, Inc. (a)	36,801	21,161
Analogic Corp.	15,585	1,255,839
Angiodynamics, Inc. (a)(d)	38,160	563,242
Anika Therapeutics, Inc. (a)(d)	16,592	587,523
Antares Pharma, Inc. (a)(d)	159,300	286,740
Atossa Genetics, Inc. (a)	789	623
Atricure, Inc. (a)(d)	34,596	846,218
Atrion Corp.	1,969	762,003
Avinger, Inc. (d)	5,723	82,640
AxoGen, Inc. (a)	17,932	84,101
Baxter International, Inc.	722,265	27,771,089
Becton, Dickinson & Co.	276,774	39,030,669
BioLase Technology, Inc. (a)(d)	31,172	46,758
Boston Scientific Corp. (a)	1,776,597	29,740,234
C.R. Bard, Inc.	98,896	19,165,056
Cantel Medical Corp.	48,934	2,428,594
Cardica, Inc. (a)	23,778	8,085
Cardiovascular Systems, Inc. (a)	37,106	893,512
Cerus Corp. (a)(d)	120,620	598,275
Cesca Therapeutics, Inc. (a)	15,844	11,249
Cogentix Medical, Inc. (a)	1,160	1,833
CONMED Corp.	37,823	2,006,888
Cryolife, Inc.	28,209	275,884
Cutera, Inc. (a)	15,449	226,019
Cyberonics, Inc. (a)(d)	38,945	2,544,666
Cynosure, Inc. Class A (a)(d)	29,827	943,726
CytoSorbents Corp. (a)(d)	24,969	172,286
Delcath Systems, Inc. (a)	7,494	3,335
DENTSPLY International, Inc.	185,229	9,707,852
Derma Sciences, Inc. (a)(d)	27,081	157,882
DexCom, Inc. (a)	98,369	9,260,458
Echo Therapeutics, Inc. (a)	2,009	2,933
Edwards Lifesciences Corp. (a)	143,066	20,155,138
Endologix, Inc. (a)(d)	92,123	1,195,757
Entellus Medical, Inc. (d)	6,359	141,551
EnteroMedics, Inc. (a)(d)	53,456	14,968
ERBA Diagnostics, Inc. (a)	3,094	5,693
Exactech, Inc. (a)	10,055	197,179
Fonar Corp. (a)	7,275	69,404
Genmark Diagnostics, Inc. (a)(d)	47,156	487,593
Globus Medical, Inc. (a)	98,982	2,417,140
Greatbatch, Inc. (a)	40,499	2,301,153
Haemonetics Corp. (a)	65,465	2,363,941
Halyard Health, Inc. (a)(d)	61,968	1,948,274
Hansen Medical, Inc. (a)(d)	48,696	27,172
HeartWare International, Inc. (a)(d)	22,502	1,926,171
Hill-Rom Holdings, Inc.	96,355	5,091,398

	Shares	Value
Hologic, Inc. (a)	344,492	$ 13,369,735
ICU Medical, Inc. (a)	18,498	2,099,893
IDEXX Laboratories, Inc. (a)(d)	124,432	8,893,155
Inogen, Inc. (a)(d)	13,765	678,477
Insulet Corp. (a)	77,713	2,308,853
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,087,904
Intuitive Surgical, Inc. (a)	49,338	25,209,251
Invacare Corp.	43,063	757,478
InVivo Therapeutics Holdings Corp. (a)(d)	33,290	324,578
K2M Group Holdings, Inc. (a)	37,003	785,574
Kewaunee Scientific Corp.	1,376	23,076
LDR Holding Corp. (a)(d)	31,269	1,166,959
LeMaitre Vascular, Inc.	10,572	139,762
Masimo Corp. (a)	62,689	2,547,054
Medtronic PLC	1,896,013	137,062,780
MELA Sciences, Inc. (a)(d)	4,012	4,734
Meridian Bioscience, Inc.	58,579	1,120,616
Merit Medical Systems, Inc. (a)(d)	59,719	1,358,607
Misonix, Inc. (a)	3,683	41,949
Natus Medical, Inc. (a)(d)	43,776	1,780,808
Neogen Corp. (a)	51,466	2,657,704
Nevro Corp. (d)	20,043	902,536
NuVasive, Inc. (a)	62,137	3,275,863
NxStage Medical, Inc. (a)	80,302	1,394,846
OraSure Technologies, Inc. (a)	68,939	372,271
Orthofix International NV (a)	27,349	1,025,041
Perseon Corp. (a)	4,637	1,878
PhotoMedex, Inc. (a)(d)	6,551	5,143
Quidel Corp. (a)(d)	35,813	737,390
ResMed, Inc. (d)	185,726	9,646,608
Retractable Technologies, Inc. (a)(d)	5,248	20,415
Rockwell Medical Technologies, Inc. (a)(d)	62,388	746,784
RTI Biologics, Inc. (a)	61,233	390,667
Seaspine Holdings Corp. (a)(d)	11,601	163,922
Second Sight Medical Products, Inc. (d)	6,501	61,825
Sientra, Inc.	4,295	102,178
Sirona Dental Systems, Inc. (a)	76,420	7,288,940
St. Jude Medical, Inc.	371,648	26,316,395
Staar Surgical Co. (a)(d)	34,338	274,361
Stereotaxis, Inc. (a)	3,270	4,905
Steris Corp. (d)	98,802	6,328,268
Stryker Corp.	400,698	39,528,858
SurModics, Inc. (a)	19,525	444,194
Symmetry Surgical, Inc. (a)	7,341	65,849
Synergetics U.S.A., Inc. (a)	19,727	83,840
Tandem Diabetes Care, Inc. (a)(d)	25,765	295,782
TearLab Corp. (a)	17,390	47,301
Teleflex, Inc.	59,850	7,828,380
The Cooper Companies, Inc.	66,858	10,859,076
The Spectranetics Corp. (a)(d)	57,749	973,071
Thoratec Corp. (a)	75,606	4,749,569
Tornier NV (a)(d)	49,189	1,093,963
TransEnterix, Inc. (a)(d)	65,065	171,772
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
TriVascular Technologies, Inc. (a)(d)	5,628	$ 29,885
Unilife Corp. (a)(d)	142,037	173,285
Utah Medical Products, Inc.	13,511	721,352
Varian Medical Systems, Inc. (a)(d)	134,041	10,890,831
Vascular Solutions, Inc. (a)	17,548	606,459
Veracyte, Inc. (a)(d)	15,721	148,249
Vermillion, Inc. (a)(d)	5,249	10,708
West Pharmaceutical Services, Inc.	94,110	5,256,044
Wright Medical Group, Inc. (a)(d)	70,704	1,631,141
Zeltiq Aesthetics, Inc. (a)	38,665	1,247,720
Zimmer Biomet Holdings, Inc.	229,441	23,760,910
		669,695,593
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (d)	5,843	137,953
Acadia Healthcare Co., Inc. (a)(d)	72,103	5,265,682
Aceto Corp. (d)	37,033	829,910
Addus HomeCare Corp. (a)	8,816	253,372
Adeptus Health, Inc. Class A (a)	11,789	1,174,656
Aetna, Inc.	466,477	53,420,946
Air Methods Corp. (a)(d)	49,537	1,855,161
Alliance Healthcare Services, Inc. (a)	17,141	245,459
Almost Family, Inc. (a)(d)	9,932	439,988
Amedisys, Inc. (a)(d)	46,941	1,813,800
AmerisourceBergen Corp.	276,656	27,676,666
AMN Healthcare Services, Inc. (a)	76,320	2,564,352
AmSurg Corp. (a)(d)	66,177	5,189,600
Anthem, Inc.	353,192	49,817,732
BioScrip, Inc. (a)(d)	97,179	236,145
BioTelemetry, Inc. (a)	34,161	488,161
Brookdale Senior Living, Inc. (a)(d)	242,983	6,662,594
Caladrius Biosciences, Inc. (a)(d)	95,298	146,759
Capital Senior Living Corp. (a)	37,012	771,330
Cardinal Health, Inc.	440,877	36,270,951
Centene Corp. (a)	156,309	9,647,391
Chemed Corp. (d)	24,465	3,335,803
Cigna Corp.	343,796	48,403,039
Civitas Solutions, Inc.	15,425	374,211
Community Health Systems, Inc. (a)	158,550	8,514,135
Corvel Corp. (a)	17,696	531,411
Cross Country Healthcare, Inc. (a)(d)	40,427	561,531
DaVita HealthCare Partners, Inc. (a)	228,760	17,303,406
Diplomat Pharmacy, Inc. (d)	44,224	1,746,406
Envision Healthcare Holdings, Inc. (a)	247,947	10,158,389
ExamWorks Group, Inc. (a)(d)	46,646	1,670,860
Express Scripts Holding Co. (a)	899,849	75,227,376
Five Star Quality Care, Inc. (a)	46,768	158,076
Genesis HealthCare, Inc. Class A (a)	27,157	197,160
Hanger, Inc. (a)(d)	45,074	808,177
HCA Holdings, Inc. (a)	387,370	33,553,989
Health Net, Inc. (a)	102,148	6,543,601
HealthEquity, Inc. (a)(d)	44,175	1,295,211

	Shares	Value
HealthSouth Corp.	120,397	$ 5,140,952
Healthways, Inc. (a)	52,424	640,097
Henry Schein, Inc. (a)	116,933	15,997,604
Hooper Holmes, Inc. (a)	6,267	877
Humana, Inc.	200,358	36,623,439
IPC The Hospitalist Co., Inc. (a)	23,118	1,835,569
Kindred Healthcare, Inc.	116,492	2,339,159
Laboratory Corp. of America Holdings (a)	134,295	15,821,294
Landauer, Inc. (d)	14,935	573,653
LHC Group, Inc. (a)	17,602	762,167
LifePoint Hospitals, Inc. (a)	57,527	4,494,585
Magellan Health Services, Inc. (a)	36,747	2,057,832
McKesson Corp.	308,762	61,005,196
MEDNAX, Inc. (a)	129,284	10,413,826
Molina Healthcare, Inc. (a)(d)	52,126	3,888,078
National Healthcare Corp.	15,977	964,372
National Research Corp. Class A	3,663	46,703
Owens & Minor, Inc.	80,650	2,741,294
Patterson Companies, Inc.	121,189	5,554,092
PDI, Inc. (a)(d)	1,365	2,826
PharMerica Corp. (a)	42,657	1,395,737
Premier, Inc. (a)	38,595	1,375,912
Providence Service Corp. (a)	16,922	758,613
Quest Diagnostics, Inc.	190,151	12,892,238
RadNet, Inc. (a)	43,227	265,414
Select Medical Holdings Corp.	129,424	1,669,570
Sharps Compliance Corp. (a)	5,184	37,221
Surgical Care Affiliates, Inc. (a)	41,301	1,509,552
Team Health Holdings, Inc. (a)	94,233	5,535,246
Tenet Healthcare Corp. (a)	129,428	6,371,740
The Ensign Group, Inc.	31,437	1,475,967
Triple-S Management Corp. (a)(d)	31,318	658,931
Trupanion, Inc. (a)(d)	5,857	40,999
U.S. Physical Therapy, Inc.	15,784	725,275
UnitedHealth Group, Inc.	1,269,457	146,876,175
Universal American Spin Corp. (a)	69,827	499,263
Universal Health Services, Inc. Class B	122,722	16,830,095
VCA, Inc. (a)	109,673	6,073,691
Wellcare Health Plans, Inc. (a)	58,391	5,294,312
		796,480,955
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	222,296	3,061,016
athenahealth, Inc. (a)(d)	50,597	6,727,883
Authentidate Holding Corp. (a)	816	269
Castlight Health, Inc. Class B (a)(d)	20,545	108,683
Cerner Corp. (a)	408,464	25,226,737
CollabRx, Inc. (a)	87	47
Computer Programs & Systems, Inc. (d)	21,937	1,009,541
Connecture, Inc.	7,971	56,913
HealthStream, Inc. (a)	34,016	845,298
HMS Holdings Corp. (a)(d)	114,613	1,197,706
iCAD, Inc. (a)	14,864	59,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Imprivata, Inc. (a)	18,248	$ 382,113
IMS Health Holdings, Inc. (a)	193,824	5,789,523
Inovalon Holdings, Inc. Class A	32,654	714,796
MedAssets, Inc. (a)	79,151	1,671,669
Medidata Solutions, Inc. (a)(d)	73,311	3,520,394
Merge Healthcare, Inc. (a)	87,452	620,035
Omnicell, Inc. (a)	45,461	1,544,765
Quality Systems, Inc.	52,869	718,490
Veeva Systems, Inc. Class A (a)(d)	59,846	1,550,011
Vocera Communications, Inc. (a)	24,209	284,214
		55,089,113
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	35,982	705,967
Affymetrix, Inc. (a)(d)	90,900	848,097
Agilent Technologies, Inc.	435,967	15,829,962
Albany Molecular Research, Inc. (a)(d)	31,313	624,381
BG Medicine, Inc. (a)	783	564
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,239,394
Bio-Techne Corp.	47,875	4,523,230
Bruker Corp. (a)	149,896	2,755,088
Cambrex Corp. (a)	40,515	1,937,022
Charles River Laboratories International, Inc. (a)	61,660	4,247,757
Enzo Biochem, Inc. (a)	40,983	119,670
Fluidigm Corp. (a)(d)	38,600	470,534
Harvard Bioscience, Inc. (a)	18,919	82,676
Illumina, Inc. (a)	191,773	37,896,263
INC Research Holdings, Inc. Class A	38,131	1,563,752
Luminex Corp. (a)(d)	47,008	856,486
Mettler-Toledo International, Inc. (a)	36,042	10,688,255
Nanostring Technologies, Inc. (a)(d)	9,816	149,301
NeoGenomics, Inc. (a)	53,713	326,575
Pacific Biosciences of California, Inc. (a)(d)	73,041	363,744
PAREXEL International Corp. (a)(d)	73,562	4,834,495
PerkinElmer, Inc.	154,269	7,509,815
PRA Health Sciences, Inc. (d)	27,639	1,040,056
pSivida Corp. (a)	25,265	94,744
Quintiles Transnational Holdings, Inc. (a)	129,536	9,651,727
Sequenom, Inc. (a)(d)	174,667	375,534
Thermo Fisher Scientific, Inc.	531,584	66,644,686
VWR Corp. (d)	72,003	1,890,079
Waters Corp. (a)	109,860	13,334,807
		193,604,661
Pharmaceuticals - 5.4%
AbbVie, Inc.	2,296,204	143,306,092
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	104,659
Achaogen, Inc. (a)(d)	5,847	40,344
Acura Pharmaceuticals, Inc. (a)	577	1,760
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	269,671
Agile Therapeutics, Inc. (a)(d)	10,141	89,545

	Shares	Value
Akorn, Inc. (a)(d)	104,192	$ 4,145,800
Alexza Pharmaceuticals, Inc. (a)	13,886	16,385
Alimera Sciences, Inc. (a)	22,049	73,644
Allergan PLC (a)	524,355	159,267,588
Amphastar Pharmaceuticals, Inc. (a)	9,174	118,069
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	173,701
ANI Pharmaceuticals, Inc. (a)(d)	10,919	532,520
Apricus Biosciences, Inc. (a)(d)	57,256	97,908
Aratana Therapeutics, Inc. (a)	38,612	681,888
Assembly Biosciences, Inc. (a)	16,884	231,480
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	183,310
Biodel, Inc. (a)(d)	8,109	5,368
Biodelivery Sciences International, Inc. (a)(d)	50,079	338,033
Bristol-Myers Squibb Co.	2,228,121	132,506,356
Carbylan Therapeutics, Inc. (d)	7,125	38,689
Catalent, Inc. (a)	126,939	4,035,391
Cempra, Inc. (a)(d)	49,335	1,697,124
Collegium Pharmaceutical, Inc.	4,918	74,360
ContraVir Pharmaceuticals, Inc. (a)	21,838	81,893
Corcept Therapeutics, Inc. (a)(d)	104,137	520,685
Corium International, Inc. (a)	8,034	80,420
Cumberland Pharmaceuticals, Inc. (a)	7,158	43,091
CymaBay Therapeutics, Inc. (a)	11,918	31,583
DepoMed, Inc. (a)(d)	77,131	2,077,138
Dermira, Inc.	20,574	528,752
Dipexium Pharmaceuticals, Inc. (a)	2,325	35,456
Durect Corp. (a)	121,504	250,298
Egalet Corp. (a)(d)	12,340	138,331
Eli Lilly & Co.	1,306,772	107,612,674
Endo Health Solutions, Inc. (a)	272,795	21,005,215
Endocyte, Inc. (a)(d)	47,373	249,656
Flex Pharma, Inc. (d)	10,224	122,995
Heska Corp. (a)	4,776	161,190
Horizon Pharma PLC (a)(d)	187,585	5,481,234
Hospira, Inc. (a)	228,467	20,555,176
IGI Laboratories, Inc. (a)(d)	31,510	246,723
Impax Laboratories, Inc. (a)	87,076	3,566,633
Intersect ENT, Inc. (a)	23,374	595,102
Intra-Cellular Therapies, Inc. (a)(d)	36,875	987,881
Jazz Pharmaceuticals PLC (a)(d)	80,909	13,659,057
Johnson & Johnson	3,705,742	348,265,633
Juniper Pharmaceuticals, Inc. (a)	5,322	56,413
KemPharm, Inc.	5,081	99,638
Lannett Co., Inc. (a)(d)	33,171	1,590,549
Lipocine, Inc. (a)	20,645	303,894
Mallinckrodt PLC (a)	156,302	13,479,484
Marinus Pharmaceuticals, Inc.	9,220	123,825
Merck & Co., Inc.	3,778,141	203,452,893
Mylan N.V. (d)	548,029	27,176,758
Nektar Therapeutics (a)(d)	178,486	1,972,270
Ocera Therapeutics, Inc. (a)(d)	10,720	40,629
Ocular Therapeutix, Inc. (a)(d)	12,307	216,849
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Omeros Corp. (a)(d)	47,654	$ 671,445
Pacira Pharmaceuticals, Inc. (a)(d)	48,714	2,803,491
Pain Therapeutics, Inc. (a)	34,536	63,546
Paratek Pharmaceuticals, Inc. (a)(d)	7,190	186,796
Pernix Therapeutics Holdings, Inc. (a)(d)	41,085	198,030
Perrigo Co. PLC	195,937	35,850,593
Pfizer, Inc.	8,213,755	264,647,186
Phibro Animal Health Corp. Class A	37,189	1,312,772
Pozen, Inc. (a)(d)	31,017	270,778
Prestige Brands Holdings, Inc. (a)(d)	69,877	3,250,678
Relypsa, Inc. (a)(d)	32,638	749,368
Repros Therapeutics, Inc. (a)(d)	24,715	183,632
Revance Therapeutics, Inc. (a)(d)	15,387	465,611
Rock Creek Pharmaceuticals, Inc. (a)(d)	7,052	6,981
Sagent Pharmaceuticals, Inc. (a)(d)	32,265	644,655
SciClone Pharmaceuticals, Inc. (a)(d)	64,805	509,367
SCYNEXIS, Inc. (a)	16,272	125,457
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	1,068,383
Supernus Pharmaceuticals, Inc. (a)(d)	36,061	654,507
Tetraphase Pharmaceuticals, Inc. (a)	45,007	1,953,754
The Medicines Company (a)(d)	85,688	3,513,208
TherapeuticsMD, Inc. (a)(d)	153,406	940,379
Theravance Biopharma, Inc. (a)(d)	35,043	510,226
Theravance, Inc. (d)	113,621	1,580,468
VIVUS, Inc. (a)(d)	157,068	177,487
XenoPort, Inc. (a)(d)	89,350	603,113
Zoetis, Inc. Class A	664,623	29,821,634
Zogenix, Inc. (a)(d)	27,884	535,930
ZS Pharma, Inc. (a)	19,191	981,812
		1,577,120,990
TOTAL HEALTH CARE		4,321,904,625
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,264,041
Aerojet Rocketdyne Holdings, Inc. (a)(d)	117,365	2,414,198
AeroVironment, Inc. (a)(d)	28,081	675,348
American Science & Engineering, Inc.	13,204	519,049
API Technologies Corp. (a)	22,349	52,297
Astronics Corp. (a)	24,304	1,255,545
Astrotech Corp. (a)(d)	8,707	17,501
BE Aerospace, Inc.	141,132	6,880,185
Breeze Industrial Products Corp. (a)	1,281	17,870
CPI Aerostructures, Inc. (a)(d)	3,805	37,860
Cubic Corp.	29,193	1,229,609
Curtiss-Wright Corp. (d)	69,241	4,549,826
DigitalGlobe, Inc. (a)	93,900	2,165,334

	Shares	Value
Ducommun, Inc. (a)	15,643	$ 369,488
Engility Holdings, Inc.	28,046	779,679
Erickson Air-Crane, Inc. (a)	6,239	21,150
Esterline Technologies Corp. (a)(d)	40,020	3,270,034
General Dynamics Corp.	418,118	59,385,300
HEICO Corp.	38,297	1,949,317
HEICO Corp. Class A	50,828	2,219,659
Hexcel Corp.	126,406	6,100,354
Honeywell International, Inc.	1,042,011	103,440,432
Huntington Ingalls Industries, Inc.	64,562	7,268,390
Innovative Solutions & Support, Inc. (a)	21,878	61,915
KEYW Holding Corp. (a)(d)	42,284	355,186
KLX, Inc. (a)(d)	69,477	2,716,551
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	208,475
L-3 Communications Holdings, Inc.	113,356	11,955,657
LMI Aerospace, Inc. (a)	6,877	82,524
Lockheed Martin Corp.	354,733	71,365,185
Micronet Enertec Technologies, Inc. (a)	3,018	7,213
Moog, Inc. Class A (a)	52,323	3,301,581
National Presto Industries, Inc. (d)	5,589	458,577
Northrop Grumman Corp.	257,918	42,231,493
Orbital ATK, Inc.	79,009	5,981,771
Precision Castparts Corp.	184,479	42,476,290
Raytheon Co.	406,582	41,699,050
Rockwell Collins, Inc.	174,696	14,298,868
SIFCO Industries, Inc.	891	11,262
Sparton Corp. (a)	13,384	311,044
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	8,920,535
Taser International, Inc. (a)(d)	67,735	1,584,999
Teledyne Technologies, Inc. (a)(d)	51,475	5,039,917
Textron, Inc.	381,618	14,806,778
The Boeing Co.	855,071	111,740,678
TransDigm Group, Inc. (a)(d)	66,284	15,234,052
Triumph Group, Inc.	65,091	3,214,844
United Technologies Corp.	1,105,614	101,285,299
Vectrus, Inc. (a)	13,322	331,052
		705,563,262
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	985,347
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,500,049
C.H. Robinson Worldwide, Inc.	198,842	13,407,916
Echo Global Logistics, Inc. (a)(d)	30,964	720,223
Expeditors International of Washington, Inc.	251,376	12,309,883
FedEx Corp.	352,650	53,112,617
Forward Air Corp.	38,499	1,733,225
Hub Group, Inc. Class A (a)(d)	45,548	1,716,704
Park-Ohio Holdings Corp.	11,143	401,817
Radiant Logistics, Inc. (a)	31,086	187,138
United Parcel Service, Inc. Class B	924,951	90,321,465
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTi Worldwide, Inc. (a)(d)	124,047	$ 883,215
XPO Logistics, Inc. (a)(d)	91,723	3,219,477
		180,499,076
Airlines - 0.6%
Alaska Air Group, Inc.	174,183	13,039,339
Allegiant Travel Co.	17,843	3,626,768
American Airlines Group, Inc.	928,869	36,207,314
CHC Group Ltd. (a)(d)	40,486	34,413
Delta Air Lines, Inc.	1,093,673	47,881,004
Hawaiian Holdings, Inc. (a)(d)	71,807	1,627,147
JetBlue Airways Corp. (a)(d)	344,622	7,691,963
Republic Airways Holdings, Inc. (a)	81,894	252,234
SkyWest, Inc.	74,465	1,183,994
Southwest Airlines Co.	892,816	32,766,347
Spirit Airlines, Inc. (a)	96,629	4,952,236
United Continental Holdings, Inc. (a)	509,384	29,019,606
Virgin America, Inc. (d)	17,141	559,311
		178,841,676
Building Products - 0.3%
A.O. Smith Corp.	98,582	6,359,525
AAON, Inc.	75,766	1,566,841
Advanced Drain Systems, Inc. Del	34,330	975,315
Allegion PLC	123,543	7,364,398
American Woodmark Corp. (a)	16,908	1,120,662
Apogee Enterprises, Inc.	39,034	2,035,623
Armstrong World Industries, Inc. (a)	59,409	3,303,734
Builders FirstSource, Inc. (a)	87,836	1,300,851
Continental Building Products, Inc. (a)	37,867	756,961
Fortune Brands Home & Security, Inc.	208,749	9,988,640
Gibraltar Industries, Inc. (a)	56,316	923,019
Griffon Corp.	46,368	771,564
Insteel Industries, Inc.	19,643	340,020
Lennox International, Inc.	54,461	6,428,576
Masco Corp.	457,210	11,992,618
Masonite International Corp. (a)	26,160	1,727,868
NCI Building Systems, Inc. (a)	36,312	378,734
Nortek, Inc. (a)	17,394	1,423,003
Owens Corning	155,909	6,905,210
Patrick Industries, Inc. (a)	27,897	1,054,228
PGT, Inc. (a)	69,278	926,247
Ply Gem Holdings, Inc. (a)(d)	26,171	355,926
Quanex Building Products Corp.	44,676	801,934
Simpson Manufacturing Co. Ltd.	56,795	1,982,713
Trex Co., Inc. (a)(d)	46,832	1,817,550
Universal Forest Products, Inc.	26,737	1,605,824
USG Corp. (a)(d)	114,286	3,486,866
		77,694,450
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	2,076,937
ACCO Brands Corp. (a)	148,977	1,132,225

	Shares	Value
ADT Corp. (d)	227,636	$ 7,461,908
ARC Document Solutions, Inc. (a)	46,203	306,788
Brady Corp. Class A (d)	63,375	1,391,715
Casella Waste Systems, Inc. Class A (a)	64,851	399,482
CECO Environmental Corp.	21,126	204,500
Cenveo, Inc. (a)(d)	104,135	179,112
Cintas Corp.	123,729	10,515,728
Civeo Corp.	126,922	247,498
Clean Harbors, Inc. (a)(d)	69,999	3,438,351
Copart, Inc. (a)	164,264	5,752,525
Covanta Holding Corp. (d)	187,190	3,706,362
Deluxe Corp.	66,088	3,833,765
Ennis, Inc.	28,125	459,281
Essendant, Inc.	50,673	1,748,219
Fuel Tech, Inc. (a)(d)	51,934	105,945
G&K Services, Inc. Class A	25,825	1,746,028
Healthcare Services Group, Inc.	92,468	3,092,130
Heritage-Crystal Clean, Inc. (a)	18,564	221,283
Herman Miller, Inc.	75,463	2,045,802
HNI Corp.	56,998	2,664,087
Hudson Technologies, Inc. (a)	16,311	50,890
Industrial Services of America, Inc. (a)(d)	1,620	5,767
InnerWorkings, Inc. (a)(d)	48,216	350,048
Interface, Inc.	82,781	2,006,611
Intersections, Inc. (a)(d)	12,865	25,601
KAR Auction Services, Inc.	189,260	7,010,190
Kimball International, Inc. Class B	40,502	442,687
Knoll, Inc.	66,282	1,585,465
Matthews International Corp. Class A	39,018	1,981,334
McGrath RentCorp.	31,203	800,357
Metalico, Inc. (a)(d)	55,605	32,028
Mobile Mini, Inc.	62,262	2,117,531
Msa Safety, Inc.	42,693	1,941,678
Multi-Color Corp.	17,843	1,175,675
NL Industries, Inc. (a)(d)	6,707	25,822
Performant Financial Corp. (a)	31,038	80,699
Perma-Fix Environmental Services, Inc. (a)	6,937	27,540
Pitney Bowes, Inc.	257,264	5,096,400
Quad/Graphics, Inc.	35,149	507,552
Quest Resource Holding Corp. (a)	23,818	17,864
R.R. Donnelley & Sons Co. (d)	292,033	4,584,918
Republic Services, Inc.	340,342	13,947,215
Rollins, Inc.	144,246	4,027,348
SP Plus Corp. (a)(d)	21,676	497,898
Steelcase, Inc. Class A	122,865	2,166,110
Stericycle, Inc. (a)	114,549	16,167,446
Swisher Hygiene, Inc. (a)	17,741	21,289
Team, Inc. (a)(d)	26,663	1,115,580
Tetra Tech, Inc.	81,994	2,130,204
The Brink's Co.	62,643	1,795,348
TRC Companies, Inc. (a)	24,766	220,913
Tyco International Ltd.	559,966	20,321,166
U.S. Ecology, Inc.	29,546	1,476,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	21,730	$ 2,355,749
Viad Corp.	28,239	772,054
Virco Manufacturing Co. (a)	2,682	7,188
Waste Connections, Inc.	172,573	8,207,572
Waste Management, Inc.	572,488	28,658,749
West Corp.	64,715	1,575,163
		188,059,438
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	197,664	5,435,760
Aegion Corp. (a)	54,146	996,286
Ameresco, Inc. Class A (a)	38,199	216,588
Argan, Inc.	18,225	713,509
Chicago Bridge & Iron Co. NV (d)	128,851	5,705,522
Comfort Systems U.S.A., Inc.	53,460	1,481,911
Dycom Industries, Inc. (a)	45,168	3,210,993
EMCOR Group, Inc.	92,010	4,240,741
Fluor Corp.	201,037	9,171,308
Furmanite Corp. (a)	40,654	254,901
Goldfield Corp. (d)	41,171	76,578
Granite Construction, Inc.	51,021	1,760,225
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	363,675
HC2 Holdings, Inc. (a)(d)	21,569	162,630
Integrated Electrical Services, Inc. (a)	16,326	118,200
Jacobs Engineering Group, Inc. (a)	160,940	6,503,585
KBR, Inc.	198,749	3,466,183
Layne Christensen Co. (a)	24,456	182,442
MasTec, Inc. (a)	84,984	1,407,335
MYR Group, Inc. (a)	25,270	724,996
Northwest Pipe Co. (a)	12,188	201,346
Orion Marine Group, Inc. (a)	33,745	242,289
Primoris Services Corp. (d)	58,483	1,074,333
Quanta Services, Inc. (a)(d)	283,966	6,883,336
Sterling Construction Co., Inc. (a)	31,847	147,770
Tutor Perini Corp. (a)	59,902	1,060,265
		55,802,707
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	21,151
Acuity Brands, Inc.	56,101	10,932,402
Allied Motion Technologies, Inc.	7,712	146,682
American Superconductor Corp. (a)(d)	12,677	69,090
AMETEK, Inc.	328,871	17,699,837
AZZ, Inc.	34,115	1,726,219
Babcock & Wilcox Enterprises, Inc. (a)	67,128	1,238,512
Blue Earth, Inc. (a)(d)	48,167	36,992
Broadwind Energy, Inc. (a)	15,938	50,683
BWX Technologies, Inc.	145,382	3,855,531
Capstone Turbine Corp. (a)(d)	814,128	326,954
Eaton Corp. PLC	627,616	35,811,769
Emerson Electric Co.	890,599	42,499,384
Encore Wire Corp.	23,059	748,726

	Shares	Value
Energous Corp. (a)(d)	5,973	$ 43,125
Energy Focus, Inc. (a)(d)	8,003	175,266
EnerSys	58,195	3,111,687
Enphase Energy, Inc. (a)(d)	30,890	142,094
Espey Manufacturing & Electronics Corp.	2,015	51,383
Franklin Electric Co., Inc.	55,804	1,634,499
FuelCell Energy, Inc. (a)(d)	357,443	294,998
Generac Holdings, Inc. (a)(d)	94,039	2,907,686
General Cable Corp.	78,815	1,146,758
Global Power Equipment Group, Inc.	16,601	76,365
Hubbell, Inc. Class B	78,881	7,783,188
LSI Industries, Inc.	24,011	227,864
MagneTek, Inc. (a)	2,664	133,253
Ocean Power Technologies, Inc. (a)	11,040	5,189
Orion Energy Systems, Inc. (a)	20,733	43,125
Plug Power, Inc. (a)(d)	188,670	322,626
Powell Industries, Inc.	13,455	395,039
Power Solutions International, Inc. (a)(d)	4,960	155,942
PowerSecure International, Inc. (a)	34,256	413,127
Preformed Line Products Co.	1,961	59,418
Real Goods Solar, Inc. (a)	2,045	2,556
Regal Beloit Corp.	57,797	3,853,326
Revolution Lighting Technologies, Inc. (a)(d)	38,693	40,628
Rockwell Automation, Inc.	178,517	19,963,556
Sensata Technologies Holding BV (a)(d)	227,632	10,789,757
SL Industries, Inc. (a)	4,048	140,870
SolarCity Corp. (a)(d)	68,302	3,297,621
Thermon Group Holdings, Inc. (a)(d)	39,586	905,728
Ultralife Corp. (a)	13,410	58,199
Vicor Corp. (a)	18,023	175,904
		173,514,709
Industrial Conglomerates - 1.9%
3M Co.	847,565	120,472,889
Carlisle Companies, Inc.	89,692	9,031,984
Danaher Corp.	824,171	71,719,360
General Electric Co.	13,459,847	334,073,403
Raven Industries, Inc. (d)	54,733	991,762
Roper Industries, Inc.	133,523	21,642,743
		557,932,141
Machinery - 1.7%
Accuride Corp. (a)	79,004	267,824
Actuant Corp. Class A (d)	91,777	1,967,699
Adept Technology, Inc. (a)(d)	17,085	121,304
AGCO Corp. (d)	111,076	5,447,167
Alamo Group, Inc.	17,898	921,568
Albany International Corp. Class A	47,080	1,501,852
Allison Transmission Holdings, Inc.	223,451	6,390,699
Altra Industrial Motion Corp.	32,780	819,828
American Railcar Industries, Inc. (d)	11,797	489,104
ARC Group Worldwide, Inc. (a)	1,450	5,278
Astec Industries, Inc.	23,840	941,918
Barnes Group, Inc.	71,310	2,754,705
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Blount International, Inc.	66,620	$ 459,012
Briggs & Stratton Corp.	55,838	1,115,643
Caterpillar, Inc.	804,133	61,467,927
Chart Industries, Inc. (a)	41,574	1,062,631
CIRCOR International, Inc.	26,680	1,207,003
CLARCOR, Inc.	71,056	4,005,427
Colfax Corp. (a)(d)	128,396	4,980,481
Columbus McKinnon Corp. (NY Shares)	26,972	512,738
Commercial Vehicle Group, Inc. (a)	77,079	394,644
Crane Co.	67,099	3,525,381
Cummins, Inc.	221,706	26,992,706
Deere & Co. (d)	441,842	36,133,839
Donaldson Co., Inc. (d)	164,610	5,153,939
Douglas Dynamics, Inc.	29,195	648,713
Dover Corp.	214,284	13,274,894
Dynamic Materials Corp.	17,783	201,481
Eastern Co.	2,354	38,747
Energy Recovery, Inc. (a)(d)	81,715	218,179
EnPro Industries, Inc.	33,499	1,589,193
ESCO Technologies, Inc.	32,538	1,174,947
ExOne Co. (a)(d)	13,829	101,920
Federal Signal Corp.	80,990	1,146,009
Flowserve Corp.	184,304	8,317,640
FreightCar America, Inc.	19,411	418,307
Gencor Industries, Inc. (a)	1,849	16,733
Global Brass & Copper Holdings, Inc.	28,348	556,755
Gorman-Rupp Co.	25,926	626,631
Graco, Inc. (d)	80,230	5,535,068
Graham Corp.	12,124	224,294
Greenbrier Companies, Inc. (d)	36,200	1,509,540
Hardinge, Inc.	14,874	152,756
Harsco Corp.	106,500	1,231,140
Hillenbrand, Inc.	82,630	2,227,705
Hurco Companies, Inc.	6,325	195,063
Hyster-Yale Materials Handling Class A	12,438	755,733
IDEX Corp.	101,826	7,314,162
Illinois Tool Works, Inc.	451,223	38,141,880
Ingersoll-Rand PLC	351,368	19,427,137
ITT Corp.	114,023	4,265,600
Jason Industries, Inc. (a)	13,118	65,459
John Bean Technologies Corp.	40,743	1,349,408
Joy Global, Inc.	127,606	3,090,617
Kadant, Inc.	18,429	819,906
Kennametal, Inc. (d)	111,452	3,399,286
L.B. Foster Co. Class A	13,680	245,282
Lincoln Electric Holdings, Inc.	100,440	5,890,806
Lindsay Corp. (d)	16,477	1,256,042
Lydall, Inc. (a)	21,741	590,486
Manitex International, Inc. (a)(d)	11,053	70,739
Manitowoc Co., Inc. (d)	177,699	3,035,099
Meritor, Inc. (a)	118,384	1,497,558

	Shares	Value
Middleby Corp. (a)	78,769	$ 8,550,375
Miller Industries, Inc.	16,197	351,313
Mueller Industries, Inc.	70,657	2,247,599
Mueller Water Products, Inc. Class A	199,590	1,786,331
Navistar International Corp. (a)(d)	84,316	1,504,197
NN, Inc.	32,953	797,792
Nordson Corp. (d)	76,435	5,084,456
Omega Flex, Inc.	2,487	76,251
Oshkosh Corp. (d)	101,850	4,282,793
PACCAR, Inc.	469,558	27,689,835
Parker Hannifin Corp.	186,982	20,130,482
Pentair PLC	241,752	13,366,468
PMFG, Inc. (a)	15,367	100,193
Proto Labs, Inc. (a)(d)	35,282	2,569,588
RBC Bearings, Inc. (a)	32,137	1,987,995
Rexnord Corp. (a)(d)	146,634	2,940,012
Snap-On, Inc.	75,968	12,137,407
SPX Corp.	53,528	3,143,699
Standex International Corp.	16,157	1,292,883
Stanley Black & Decker, Inc.	200,616	20,366,536
Sun Hydraulics Corp.	34,894	1,125,680
Supreme Industries, Inc. Class A	9,991	82,925
Tecumseh Products Co. (a)	29,489	146,855
Tennant Co.	26,322	1,508,777
Terex Corp.	144,501	3,371,208
The L.S. Starrett Co. Class A	4,836	76,360
Timken Co.	94,778	3,009,202
Titan International, Inc. (d)	65,675	602,897
Toro Co.	71,045	5,065,509
TriMas Corp. (a)	57,028	1,040,191
Trinity Industries, Inc. (d)	206,198	5,565,284
Twin Disc, Inc.	8,286	115,921
Valmont Industries, Inc. (d)	30,830	3,276,921
Wabash National Corp. (a)(d)	85,329	1,043,574
WABCO Holdings, Inc. (a)	75,595	8,717,615
Wabtec Corp.	127,331	12,193,217
Watts Water Technologies, Inc. Class A	38,674	2,121,269
Woodward, Inc.	78,842	3,595,195
Xerium Technologies, Inc. (a)	10,544	128,320
Xylem, Inc.	255,408	8,287,990
		490,742,347
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	48,806
International Shipholding Corp.	10,420	62,937
Kirby Corp. (a)	71,366	5,033,444
Matson, Inc.	55,151	2,078,090
		7,223,277
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	586,356
Advisory Board Co. (a)	56,995	2,771,667
Barrett Business Services, Inc.	8,858	315,788
CBIZ, Inc. (a)(d)	43,520	424,320
CDI Corp.	12,621	129,113
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CEB, Inc.	43,212	$ 3,094,843
CRA International, Inc. (a)	15,589	354,182
CTPartners Executive Search, Inc. (a)	7,712	10,565
Dun & Bradstreet Corp.	47,871	5,072,890
Equifax, Inc.	157,263	15,396,048
Exponent, Inc.	37,782	1,615,181
Franklin Covey Co. (a)	14,201	237,583
FTI Consulting, Inc. (a)(d)	87,714	3,496,280
GP Strategies Corp. (a)	22,618	554,367
Heidrick & Struggles International, Inc.	22,259	433,828
Hill International, Inc. (a)	43,555	170,736
Hudson Global, Inc. (a)	13,947	35,983
Huron Consulting Group, Inc. (a)	28,844	2,088,017
ICF International, Inc. (a)(d)	27,674	946,728
IHS, Inc. Class A (a)	95,593	11,090,700
Insperity, Inc.	30,164	1,338,980
Kelly Services, Inc. Class A (non-vtg.)	39,205	566,512
Kforce, Inc.	36,597	980,434
Korn/Ferry International	67,303	2,293,013
Manpower, Inc.	102,325	8,892,043
Marathon Patent Group, Inc. (a)(d)	8,838	20,239
Mastech Holdings, Inc. (a)	373	2,648
MISTRAS Group, Inc. (a)	23,436	343,103
Navigant Consulting, Inc. (a)	64,946	1,025,497
Odyssey Marine Exploration, Inc. (a)(d)	64,149	18,090
On Assignment, Inc. (a)	61,775	2,222,665
Pendrell Corp. (a)	150,288	222,426
RCM Technologies, Inc. (a)	9,908	49,342
Resources Connection, Inc.	43,312	679,565
Robert Half International, Inc.	182,866	9,331,652
RPX Corp. (a)(d)	73,794	1,016,143
Towers Watson & Co.	94,041	11,165,488
TriNet Group, Inc. (a)	37,156	625,707
TrueBlue, Inc. (a)	53,079	1,273,896
Verisk Analytics, Inc. (a)	208,015	15,201,736
Volt Information Sciences, Inc. (a)	6,248	55,857
VSE Corp.	5,397	223,328
WageWorks, Inc. (a)(d)	43,055	1,929,295
Willdan Group, Inc. (a)	10,974	99,205
		108,402,039
Road & Rail - 0.9%
AMERCO	8,790	3,292,382
ArcBest Corp.	32,932	951,076
Avis Budget Group, Inc. (a)	139,457	6,154,237
Celadon Group, Inc.	62,978	1,202,250
Con-way, Inc. (d)	72,845	2,564,144
Covenant Transport Group, Inc. Class A (a)	11,962	282,184
CSX Corp.	1,316,011	36,032,381
Genesee & Wyoming, Inc. Class A (a)	69,092	4,724,511
Heartland Express, Inc. (d)	72,751	1,472,480

	Shares	Value
Hertz Global Holdings, Inc. (a)	593,789	$ 10,943,531
J.B. Hunt Transport Services, Inc.	123,112	8,960,091
Kansas City Southern	148,664	13,787,099
Knight Transportation, Inc.	76,431	2,078,923
Landstar System, Inc.	57,034	3,775,651
Marten Transport Ltd.	31,198	577,475
Norfolk Southern Corp.	406,871	31,699,320
Old Dominion Freight Lines, Inc. (a)	95,782	6,368,545
P.A.M. Transportation Services, Inc. (a)	3,193	123,346
Patriot Transportation Holding, Inc. (a)	1,280	28,006
Providence & Worcester Railroad Co.	4,631	75,254
Roadrunner Transportation Systems, Inc. (a)	35,356	766,518
Ryder System, Inc.	71,490	5,860,035
Saia, Inc. (a)(d)	32,954	1,237,423
Swift Transporation Co. (a)(d)	119,320	2,325,547
U.S.A. Truck, Inc. (a)	7,889	155,808
Union Pacific Corp.	1,165,418	99,922,939
Universal Truckload Services, Inc.	12,296	241,370
Werner Enterprises, Inc. (d)	51,778	1,371,599
YRC Worldwide, Inc. (a)	36,685	613,006
		247,587,131
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	7,809
Air Lease Corp. Class A	131,984	4,245,925
Aircastle Ltd.	83,321	1,731,410
Applied Industrial Technologies, Inc. (d)	52,950	2,241,903
Beacon Roofing Supply, Inc. (a)	65,628	2,379,015
BlueLinx Corp. (a)	23,385	18,708
CAI International, Inc. (a)(d)	23,529	309,642
DXP Enterprises, Inc. (a)(d)	17,105	508,874
Essex Rental Corp. (a)	16,688	8,127
Fastenal Co. (d)	359,307	13,847,692
GATX Corp.	60,042	2,976,282
H&E Equipment Services, Inc.	38,949	806,634
HD Supply Holdings, Inc. (a)	240,453	7,934,949
Houston Wire & Cable Co.	15,647	119,543
Kaman Corp.	38,751	1,504,701
Lawson Products, Inc. (a)	6,300	147,357
MRC Global, Inc. (a)(d)	133,318	1,731,801
MSC Industrial Direct Co., Inc. Class A (d)	66,029	4,469,503
Neff Corp.	8,761	57,735
Now, Inc. (a)(d)	143,741	2,452,221
Rush Enterprises, Inc. Class A (a)(d)	45,563	1,162,768
Stock Building Supply Holdings, Inc. (a)	16,419	309,170
TAL International Group, Inc.	41,028	752,043
Textainer Group Holdings Ltd. (d)	42,054	738,889
Titan Machinery, Inc. (a)(d)	24,582	285,889
United Rentals, Inc. (a)	127,996	8,873,963
Veritiv Corp. (a)	9,543	342,880
W.W. Grainger, Inc. (d)	80,950	18,087,468
Watsco, Inc.	36,058	4,415,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
WESCO International, Inc. (a)(d)	60,754	$ 3,400,401
Willis Lease Finance Corp. (a)	2,668	44,689
		85,913,654
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	77,452	1,087,426
TOTAL INDUSTRIALS		3,058,863,333
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.4%
ADTRAN, Inc.	74,924	1,200,282
Aerohive Networks, Inc. (a)(d)	10,639	66,175
Alliance Fiber Optic Products, Inc. (d)	19,146	361,094
Applied Optoelectronics, Inc. (a)	10,558	217,600
Arista Networks, Inc. (a)(d)	5,820	435,278
Arris Group, Inc. (a)	176,915	4,674,094
Aviat Networks, Inc. (a)	66,605	77,262
Bel Fuse, Inc. Class B (non-vtg.)	12,097	213,633
Black Box Corp.	16,753	257,996
Blonder Tongue Laboratories, Inc. (a)	3,352	2,023
Brocade Communications Systems, Inc.	574,317	6,116,476
CalAmp Corp. (a)(d)	50,212	834,523
Calix Networks, Inc. (a)	43,449	348,026
Ciena Corp. (a)(d)	153,627	3,435,100
Cisco Systems, Inc.	6,775,750	175,356,410
Clearfield, Inc. (a)(d)	16,017	272,129
CommScope Holding Co., Inc. (a)	170,451	5,514,090
Communications Systems, Inc.	4,311	38,282
Comtech Telecommunications Corp.	22,438	598,646
Digi International, Inc. (a)	25,385	259,942
EchoStar Holding Corp. Class A (a)	64,813	2,890,660
EMCORE Corp. (a)	29,659	206,723
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	479,133
F5 Networks, Inc. (a)	94,340	11,453,819
Finisar Corp. (a)(d)	141,622	2,185,227
Harmonic, Inc. (a)	107,478	620,148
Harris Corp.	162,322	12,469,576
Infinera Corp. (a)(d)	189,532	4,135,588
InterDigital, Inc.	54,293	2,685,875
Interphase Corp. (a)	10,718	3,024
Ixia (a)	83,745	1,295,535
Juniper Networks, Inc.	478,012	12,289,689
KVH Industries, Inc. (a)	23,641	261,942
Lantronix, Inc. (a)	71	96
Lumentum Holdings, Inc. (a)	60,096	1,186,295
Motorola Solutions, Inc.	247,517	16,044,052
MRV Communications, Inc. (a)	6,176	126,855
NETGEAR, Inc. (a)	51,710	1,570,950
Novatel Wireless, Inc. (a)(d)	35,452	98,557

	Shares	Value
NumereX Corp. Class A (a)	13,747	$ 128,397
Oclaro, Inc. (a)(d)	126,427	343,881
Optical Cable Corp.	564	1,929
Palo Alto Networks, Inc. (a)(d)	91,145	14,967,832
Parkervision, Inc. (a)(d)	100,275	22,061
PC-Tel, Inc.	11,999	65,635
Plantronics, Inc. (d)	53,885	2,864,527
Polycom, Inc. (a)	189,613	2,040,236
QUALCOMM, Inc.	2,174,323	123,023,195
Relm Wireless Corp. (a)	9,436	43,217
Resonant, Inc. (a)(d)	2,385	12,521
Ruckus Wireless, Inc. (a)(d)	70,783	801,264
ShoreTel, Inc. (a)	78,396	583,266
Sonus Networks, Inc. (a)	71,344	502,262
Tessco Technologies, Inc.	7,287	173,649
Ubiquiti Networks, Inc. (d)	35,891	1,261,928
ViaSat, Inc. (a)(d)	63,836	3,751,642
Viavi Solutions, Inc. (a)	350,483	1,882,094
Westell Technologies, Inc. Class A (a)	75,979	85,856
xG Technology, Inc. (a)	150	55
Zhone Technologies, Inc. (a)	5,862	10,493
		422,848,745
Electronic Equipment & Components - 0.7%
Agilysys, Inc. (a)	38,149	391,790
Amphenol Corp. Class A	412,154	21,580,383
Anixter International, Inc. (a)	43,666	2,779,778
Applied DNA Sciences, Inc. (a)(d)	4,716	16,836
Arrow Electronics, Inc. (a)	131,368	7,346,099
Avnet, Inc.	178,140	7,553,136
AVX Corp.	82,398	1,076,118
Badger Meter, Inc. (d)	40,716	2,373,336
Belden, Inc.	54,994	2,771,148
Benchmark Electronics, Inc. (a)	73,834	1,577,833
CDW Corp.	187,098	7,437,146
Checkpoint Systems, Inc.	48,926	395,322
ClearSign Combustion Corp. (a)(d)	7,019	34,814
Cognex Corp.	115,016	4,089,969
Coherent, Inc. (a)	32,979	1,922,676
Control4 Corp. (a)(d)	17,994	161,406
Corning, Inc.	1,699,329	29,245,452
CTS Corp.	43,658	822,953
CUI Global, Inc. (a)(d)	26,608	138,096
Daktronics, Inc.	49,334	428,712
Dolby Laboratories, Inc. Class A	54,035	1,759,380
DTS, Inc. (a)	19,732	523,490
Echelon Corp. (a)	32,190	18,026
Electro Rent Corp.	21,352	227,612
Electro Scientific Industries, Inc.	27,319	126,760
eMagin Corp. (a)	5,084	12,405
Fabrinet (a)	31,120	618,666
FARO Technologies, Inc. (a)(d)	24,409	948,290
FEI Co.	55,230	4,168,760
FLIR Systems, Inc.	183,481	5,253,061
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Frequency Electronics, Inc. (a)	2,550	$ 28,535
Giga-Tronics, Inc. (a)	2,579	3,817
GSI Group, Inc. (a)	36,594	475,356
I. D. Systems Inc. (a)(d)	6,071	22,766
Identiv, Inc. (a)(d)	10,618	49,374
IEC Electronics Corp. (a)	86	383
II-VI, Inc. (a)	69,895	1,180,527
Ingram Micro, Inc. Class A	208,429	5,640,089
Insight Enterprises, Inc. (a)	48,551	1,228,826
Intellicheck Mobilisa, Inc. (a)	545	594
InvenSense, Inc. (a)(d)	115,158	1,175,763
IPG Photonics Corp. (a)(d)	46,113	3,892,859
Iteris, Inc. (a)	1,032	2,157
Itron, Inc. (a)(d)	49,438	1,483,140
Jabil Circuit, Inc.	254,095	4,916,738
KEMET Corp. (a)	51,674	106,448
KEY Tronic Corp. (a)	6,483	67,423
Keysight Technologies, Inc. (a)	222,825	7,139,313
Kimball Electronics, Inc. (a)	30,376	356,918
Knowles Corp. (a)(d)	111,809	1,820,251
LightPath Technologies, Inc. Class A (a)	376	632
Littelfuse, Inc.	32,405	2,908,349
LoJack Corp. (a)	24,621	81,496
LRAD Corp. (a)	56,581	105,806
Luna Innovations, Inc. (a)	1,444	1,617
Maxwell Technologies, Inc. (a)(d)	38,769	207,026
Mercury Systems, Inc. (a)	42,608	674,911
Mesa Laboratories, Inc.	3,668	397,611
Methode Electronics, Inc. Class A	48,369	1,285,164
MicroVision, Inc. (a)(d)	54,813	173,209
MOCON, Inc.	2,209	29,711
MTS Systems Corp.	19,840	1,181,274
Multi-Fineline Electronix, Inc. (a)	10,240	163,533
National Instruments Corp.	155,437	4,540,315
Neonode, Inc. (a)(d)	33,197	97,267
NetList, Inc. (a)(d)	104,599	52,300
Newport Corp. (a)	48,458	741,407
OSI Systems, Inc. (a)	22,707	1,658,519
Park Electrochemical Corp.	24,051	423,538
PC Connection, Inc.	21,453	452,015
PC Mall, Inc. (a)	4,077	39,873
Perceptron, Inc. (a)	13,154	132,855
Planar Systems, Inc. (a)	32,639	179,515
Plexus Corp. (a)	43,846	1,669,217
RadiSys Corp. (a)	9,220	25,263
RealD, Inc. (a)	53,542	503,830
Research Frontiers, Inc. (a)(d)	16,855	89,669
RF Industries Ltd.	5,778	24,441
Richardson Electronics Ltd.	23,707	147,458
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	978,787
Rogers Corp. (a)	22,608	1,258,361

	Shares	Value
Sanmina Corp. (a)	105,831	$ 2,036,188
ScanSource, Inc. (a)	36,663	1,400,527
Speed Commerce, Inc. (a)	43,920	7,251
SYNNEX Corp. (d)	38,664	3,061,802
TE Connectivity Ltd.	550,460	32,636,773
Tech Data Corp. (a)(d)	55,538	3,623,299
Trimble Navigation Ltd. (a)	342,724	6,477,484
TTM Technologies, Inc. (a)(d)	76,051	518,668
Uni-Pixel, Inc. (a)(d)	12,876	14,936
Universal Display Corp. (a)	52,285	1,926,179
Vishay Intertechnology, Inc.	163,262	1,613,029
Vishay Precision Group, Inc. (a)	9,596	107,379
Wayside Technology Group, Inc.	1,232	21,301
Wireless Telecom Group, Inc. (a)	11,200	20,384
Zebra Technologies Corp. Class A (a)	68,211	5,653,328
		214,734,227
Internet Software & Services - 3.3%
Actua Corp. (a)	45,785	651,521
Akamai Technologies, Inc. (a)	235,128	16,766,978
Amber Road, Inc. (a)(d)	6,724	33,553
Angie's List, Inc. (a)(d)	43,936	232,421
Apigee Corp. (d)	9,599	62,585
Autobytel, Inc. (a)	9,434	166,510
Bankrate, Inc. (a)(d)	70,274	692,902
Bazaarvoice, Inc. (a)(d)	59,368	308,120
Benefitfocus, Inc. (a)(d)	19,976	732,720
Blucora, Inc. (a)(d)	58,999	823,626
Box, Inc. Class A (d)	17,834	240,402
Brightcove, Inc. (a)	41,182	219,500
BroadVision, Inc. (a)	490	2,945
Carbonite, Inc. (a)	17,932	197,431
Care.com, Inc. (a)(d)	8,431	50,080
ChannelAdvisor Corp. (a)(d)	32,537	370,271
comScore, Inc. (a)(d)	48,259	2,519,602
Constant Contact, Inc. (a)(d)	40,652	1,006,544
Cornerstone OnDemand, Inc. (a)	71,622	2,559,770
CoStar Group, Inc. (a)	45,266	8,013,893
Coupons.com, Inc. (a)(d)	21,055	196,654
Cvent, Inc. (a)(d)	27,895	879,808
Daegis, Inc. (a)	3,645	1,349
DealerTrack Holdings, Inc. (a)	59,299	3,721,605
Demand Media, Inc. (a)(d)	19,244	90,639
Demandware, Inc. (a)(d)	48,809	2,723,054
DHI Group, Inc. (a)	50,678	395,288
EarthLink Holdings Corp.	136,356	1,144,027
eBay, Inc. (a)	1,467,528	39,784,684
eGain Communications Corp. (a)(d)	8,558	30,894
Endurance International Group Holdings, Inc. (a)(d)	72,915	1,114,870
Envestnet, Inc. (a)(d)	49,518	1,546,447
Everyday Health, Inc. (a)	6,143	59,956
Facebook, Inc. Class A (a)	2,810,732	251,363,763
Five9, Inc. (a)	6,769	26,602
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GlowPoint, Inc. (a)	18,770	$ 11,074
GoDaddy, Inc. (a)(d)	44,463	1,115,132
Gogo, Inc. (a)(d)	99,521	1,581,389
Google, Inc.:
Class A (a)	382,201	247,597,452
Class C	383,655	237,194,704
GrubHub, Inc. (a)(d)	21,930	580,049
HomeAway, Inc. (a)	111,861	3,209,292
Hortonworks, Inc. (d)	12,495	296,881
IAC/InterActiveCorp	102,871	7,180,396
Internap Network Services Corp. (a)	59,806	476,654
IntraLinks Holdings, Inc. (a)	59,055	604,723
Inuvo, Inc. (a)	9,640	24,100
iPass, Inc. (a)	33,662	36,692
j2 Global, Inc.	60,375	4,200,893
LendingClub Corp. (d)	77,533	973,039
Limelight Networks, Inc. (a)	69,339	164,333
LinkedIn Corp. Class A (a)	142,462	25,728,637
Liquidity Services, Inc. (a)(d)	37,923	284,423
LivePerson, Inc. (a)	74,160	678,564
LogMeIn, Inc. (a)(d)	38,302	2,387,747
Marchex, Inc. Class B	28,685	113,879
Marin Software, Inc. (a)(d)	9,976	35,614
Marketo, Inc. (a)(d)	41,010	1,148,690
MaxPoint Interactive, Inc.	5,866	27,336
MeetMe, Inc. (a)	18,724	30,520
Millennial Media, Inc. (a)(d)	95,421	127,864
Monster Worldwide, Inc. (a)(d)	123,910	900,826
New Relic, Inc.	10,680	347,741
NIC, Inc.	78,994	1,488,247
Opower, Inc. (a)(d)	7,716	69,907
Pandora Media, Inc. (a)	247,451	4,439,271
Q2 Holdings, Inc. (a)	19,471	509,361
QuinStreet, Inc. (a)	38,666	212,663
Qumu Corp. (a)	6,017	27,799
Rackspace Hosting, Inc. (a)(d)	155,371	4,724,832
RealNetworks, Inc. (a)	28,670	124,141
Reis, Inc.	8,134	202,537
RetailMeNot, Inc. (a)	84,786	763,074
Rightside Group Ltd. (a)(d)	8,535	66,146
Rocket Fuel, Inc. (a)(d)	19,674	120,602
SciQuest, Inc. (a)(d)	32,538	357,267
Selectica, Inc. (a)	552	2,219
Shutterstock, Inc. (a)(d)	20,192	676,634
Spark Networks, Inc. (a)(d)	16,620	53,516
SPS Commerce, Inc. (a)	23,567	1,603,027
Stamps.com, Inc. (a)	20,095	1,654,622
Support.com, Inc. (a)	117,655	149,422
Synacor, Inc. (a)	20,037	29,655
TechTarget, Inc. (a)	17,780	164,109
Textura Corp. (a)(d)	28,776	744,147

	Shares	Value
TheStreet.com, Inc.	3,696	$ 6,468
Travelzoo, Inc. (a)	5,383	51,677
Tremor Video, Inc. (a)(d)	17,986	36,512
TrueCar, Inc. (a)(d)	15,879	93,845
Twitter, Inc. (a)(d)	710,222	19,737,069
United Online, Inc. (a)	16,919	184,248
Unwired Planet, Inc. (a)(d)	100,320	77,246
VeriSign, Inc. (a)(d)	154,608	10,658,676
Web.com Group, Inc. (a)(d)	64,573	1,390,257
WebMD Health Corp. (a)(d)	44,803	1,842,747
XO Group, Inc. (a)	29,832	437,039
Xoom Corp. (a)	38,371	952,752
Yahoo!, Inc. (a)	1,159,237	37,373,801
Yelp, Inc. (a)(d)	81,472	1,978,140
YuMe, Inc. (a)(d)	6,211	16,956
Zillow Group, Inc. (a)(d)	60,583	1,537,597
Zillow Group, Inc. Class C (a)(d)	121,166	2,987,954
		973,335,840
IT Services - 3.5%
Accenture PLC Class A	833,831	78,605,248
Acxiom Corp. (a)	108,484	2,273,825
Alliance Data Systems Corp. (a)	82,904	21,322,080
Amdocs Ltd.	213,048	12,188,476
Automatic Data Processing, Inc.	625,341	48,351,366
Blackhawk Network Holdings, Inc. (a)	72,226	2,853,649
Booz Allen Hamilton Holding Corp. Class A	137,650	3,675,255
Broadridge Financial Solutions, Inc.	158,166	8,349,583
CACI International, Inc. Class A (a)	29,402	2,305,705
Cardtronics, Inc. (a)(d)	63,110	2,177,295
Cartesian, Inc. (a)	206	517
Cass Information Systems, Inc.	10,691	515,306
Ciber, Inc. (a)	66,135	226,182
Cognizant Technology Solutions Corp. Class A (a)	813,297	51,188,913
Computer Sciences Corp.	181,825	11,271,332
Computer Task Group, Inc.	11,646	78,145
Convergys Corp. (d)	123,097	2,781,992
CoreLogic, Inc. (a)	119,997	4,553,886
CSG Systems International, Inc.	47,456	1,466,865
CSP, Inc.	3,696	21,141
Datalink Corp. (a)	21,583	125,181
DST Systems, Inc.	40,007	4,097,517
Edgewater Technology, Inc. (a)	2,875	20,700
EPAM Systems, Inc. (a)	32,476	2,293,130
Euronet Worldwide, Inc. (a)	64,215	4,139,941
Everi Holdings, Inc. (a)	85,750	443,328
EVERTEC, Inc.	87,336	1,580,782
ExlService Holdings, Inc. (a)	41,972	1,518,547
Fidelity National Information Services, Inc.	380,251	26,260,134
Fiserv, Inc. (a)	317,783	27,097,356
FleetCor Technologies, Inc. (a)	99,639	14,862,153
Forrester Research, Inc.	17,100	540,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	114,903	$ 9,825,356
Genpact Ltd. (a)	208,160	4,787,680
Global Payments, Inc.	86,730	9,660,855
Hackett Group, Inc.	31,811	448,217
Heartland Payment Systems, Inc.	51,995	3,097,862
Higher One Holdings, Inc. (a)	32,730	64,805
IBM Corp.	1,222,644	180,816,821
Information Services Group, Inc.	18,000	66,780
Innodata, Inc. (a)	14,010	33,484
InterCloud Systems, Inc. (a)(d)	31,397	58,712
Jack Henry & Associates, Inc.	113,196	7,692,800
Leidos Holdings, Inc.	88,093	3,706,953
Lionbridge Technologies, Inc. (a)	69,212	368,900
ManTech International Corp. Class A	31,242	855,718
MasterCard, Inc. Class A	1,286,629	118,845,921
Mattersight Corp. (a)	9,437	61,341
Maximus, Inc.	89,775	5,435,876
ModusLink Global Solutions, Inc. (a)(d)	31,030	97,745
MoneyGram International, Inc. (a)(d)	66,937	585,029
NCI, Inc. Class A	12,261	174,964
Neustar, Inc. Class A (a)(d)	75,999	2,124,172
Paychex, Inc.	438,389	19,578,453
PayPal Holdings, Inc. (a)	1,476,236	51,668,260
Perficient, Inc. (a)	51,600	854,496
PFSweb, Inc. (a)	13,037	170,133
Planet Payment, Inc. (a)	40,113	118,734
PRG-Schultz International, Inc. (a)	36,569	132,014
Sabre Corp. (d)	176,887	4,814,864
Science Applications International Corp.	56,960	2,777,939
ServiceSource International, Inc. (a)	93,929	445,223
StarTek, Inc. (a)	2,150	7,826
Sykes Enterprises, Inc. (a)	50,731	1,275,885
Syntel, Inc. (a)	49,784	2,212,899
Teletech Holdings, Inc.	29,721	803,953
Teradata Corp. (a)(d)	194,061	5,672,403
The Western Union Co.	683,183	12,597,895
Total System Services, Inc.	219,615	10,064,955
Unisys Corp. (a)(d)	68,286	899,327
Vantiv, Inc. (a)	190,614	8,394,641
VeriFone Systems, Inc. (a)	171,272	5,350,537
Virtusa Corp. (a)(d)	35,863	1,897,870
Visa, Inc. Class A	2,576,924	183,734,681
WEX, Inc. (a)(d)	57,655	5,450,127
WidePoint Corp. (a)(d)	71,654	81,686
Xerox Corp.	1,386,264	14,098,305
		1,019,099,158
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	54,545	1,323,807
Advanced Micro Devices, Inc. (a)(d)	853,764	1,545,313
AEHR Test Systems (a)	3,126	7,502

	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	24,379	$ 186,499
Altera Corp.	400,951	19,466,171
Amkor Technology, Inc. (a)	161,169	870,313
Amtech Systems, Inc. (a)(d)	13,719	74,906
ANADIGICS, Inc. (a)(d)	109,969	35,630
Analog Devices, Inc.	415,318	23,199,663
Applied Materials, Inc.	1,642,042	26,412,246
Applied Micro Circuits Corp. (a)(d)	98,689	577,331
Ascent Solar Technologies, Inc. (a)(d)	3,309	364
Atmel Corp.	546,044	4,461,179
ATRM Holdings, Inc. (a)	206	558
ATRM Holdings, Inc. rights	206	0
Avago Technologies Ltd.	346,317	43,625,552
Axcelis Technologies, Inc. (a)	123,333	402,066
AXT, Inc. (a)	31,515	69,018
Broadcom Corp. Class A	725,236	37,472,944
Brooks Automation, Inc.	91,115	945,774
Cabot Microelectronics Corp. (a)	37,906	1,644,362
Cascade Microtech, Inc. (a)	10,667	164,485
Cavium, Inc. (a)(d)	76,292	5,189,382
Ceva, Inc. (a)	25,211	485,312
Cirrus Logic, Inc. (a)	81,891	2,469,833
Cohu, Inc.	35,195	341,392
Cree, Inc. (a)(d)	147,267	4,008,608
CVD Equipment Corp. (a)(d)	24,298	267,521
CyberOptics Corp. (a)	4,784	32,531
Cypress Semiconductor Corp.	433,116	4,331,160
Diodes, Inc. (a)	57,239	1,127,036
DSP Group, Inc. (a)	34,788	304,395
Entegris, Inc. (a)	188,525	2,588,448
Exar Corp. (a)	64,569	380,957
Fairchild Semiconductor International, Inc. (a)	166,600	2,265,760
First Solar, Inc. (a)(d)	100,730	4,818,923
FormFactor, Inc. (a)	79,303	527,365
Freescale Semiconductor, Inc. (a)	134,524	4,806,543
GigOptix, Inc. (a)	17,428	29,105
GSI Technology, Inc. (a)	18,344	85,483
Ikanos Communications, Inc. (a)	3,504	9,566
Inphi Corp. (a)(d)	34,951	829,737
Integrated Device Technology, Inc. (a)	204,802	3,889,190
Integrated Silicon Solution, Inc.	43,960	965,801
Intel Corp.	6,336,553	180,845,223
Intermolecular, Inc. (a)	6,975	14,927
Intersil Corp. Class A	184,646	1,946,169
Intest Corp. (a)	2,175	8,809
IXYS Corp.	38,644	455,613
KLA-Tencor Corp.	210,656	10,555,972
Kopin Corp. (a)	69,745	216,210
Kulicke & Soffa Industries, Inc. (a)	102,964	1,087,300
Lam Research Corp.	209,919	15,275,806
Lattice Semiconductor Corp. (a)	185,835	776,790
Linear Technology Corp.	312,661	12,593,985
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	$ 717,860
Marvell Technology Group Ltd.	561,358	6,326,505
Mattson Technology, Inc. (a)	96,321	270,662
Maxim Integrated Products, Inc.	378,669	12,749,785
MaxLinear, Inc. Class A (a)	86,669	862,357
Microchip Technology, Inc.	279,693	11,886,953
Micron Technology, Inc. (a)	1,441,863	23,660,972
Microsemi Corp. (a)	130,006	4,128,991
MKS Instruments, Inc.	79,982	2,695,393
Monolithic Power Systems, Inc.	46,150	2,219,354
MoSys, Inc. (a)(d)	60,423	90,030
Nanometrics, Inc. (a)(d)	28,664	398,143
NeoPhotonics Corp. (a)	34,278	248,173
NVE Corp.	6,043	317,378
NVIDIA Corp.	677,564	15,231,639
Omnivision Technologies, Inc. (a)	79,921	1,910,112
ON Semiconductor Corp. (a)	558,505	5,336,515
PDF Solutions, Inc. (a)	38,716	471,561
Pericom Semiconductor Corp.	26,821	326,680
Photronics, Inc. (a)(d)	86,016	783,606
Pixelworks, Inc. (a)(d)	22,798	106,467
PMC-Sierra, Inc. (a)	268,208	1,687,028
Power Integrations, Inc.	37,256	1,462,298
Qorvo, Inc. (a)	198,199	11,002,026
QuickLogic Corp. (a)(d)	61,486	83,006
Rambus, Inc. (a)(d)	153,264	2,058,336
Rubicon Technology, Inc. (a)(d)	25,049	35,069
Rudolph Technologies, Inc. (a)(d)	38,164	486,973
Semtech Corp. (a)	87,042	1,475,362
Sigma Designs, Inc. (a)	51,095	503,286
Silicon Laboratories, Inc. (a)(d)	57,784	2,512,448
Skyworks Solutions, Inc.	253,177	22,115,011
Solar3D, Inc. (a)(d)	12,722	37,784
SolarEdge Technologies, Inc. (d)	13,325	334,724
STR Holdings, Inc. (a)	12,411	10,177
SunEdison Semiconductor Ltd. (a)(d)	98,050	1,176,600
SunEdison, Inc. (a)(d)	382,663	3,979,695
SunPower Corp. (a)(d)	71,760	1,740,898
Synaptics, Inc. (a)(d)	48,305	3,385,697
Teradyne, Inc.	294,988	5,321,584
Tessera Technologies, Inc.	64,088	2,098,241
Texas Instruments, Inc.	1,388,808	66,440,575
Ultra Clean Holdings, Inc. (a)	39,254	266,535
Ultratech, Inc. (a)(d)	41,332	710,910
Veeco Instruments, Inc. (a)(d)	53,983	1,245,388
Xcerra Corp. (a)	63,706	398,800
Xilinx, Inc.	340,456	14,261,702
		661,585,824
Software - 3.9%
A10 Networks, Inc. (a)	15,911	105,649

	Shares	Value
ACI Worldwide, Inc. (a)(d)	149,880	$ 3,196,940
Activision Blizzard, Inc.	667,465	19,109,523
Adobe Systems, Inc. (a)	634,163	49,826,187
American Software, Inc. Class A	15,166	138,921
ANSYS, Inc. (a)	118,326	10,483,684
Aspen Technology, Inc. (a)(d)	119,658	4,531,448
Autodesk, Inc. (a)	300,177	14,033,275
Barracuda Networks, Inc. (a)(d)	18,881	496,381
Blackbaud, Inc.	66,634	3,807,467
Bottomline Technologies, Inc. (a)(d)	50,588	1,352,723
BroadSoft, Inc. (a)	38,869	1,226,706
BSQUARE Corp. (a)	11,182	67,875
CA Technologies, Inc.	411,696	11,235,184
Cadence Design Systems, Inc. (a)(d)	384,702	7,701,734
Callidus Software, Inc. (a)	76,895	1,212,634
CDK Global, Inc.	217,446	10,772,275
Citrix Systems, Inc. (a)	217,076	14,785,046
CommVault Systems, Inc. (a)	56,734	2,033,347
Comverse, Inc. (a)(d)	36,598	689,506
Covisint Corp. (a)(d)	39,763	107,360
Datawatch Corp. (a)(d)	9,730	50,596
Digimarc Corp. (a)(d)	12,143	463,013
Digital Turbine, Inc. (a)(d)	41,910	109,385
Document Security Systems, Inc. (a)	19,824	3,568
Ebix, Inc. (d)	35,461	1,006,738
Electronic Arts, Inc. (a)	410,478	27,153,120
Ellie Mae, Inc. (a)	36,500	2,643,695
EnerNOC, Inc. (a)(d)	34,204	319,465
Envivio, Inc. (a)	6,801	12,650
EPIQ Systems, Inc.	43,230	549,886
ePlus, Inc. (a)(d)	7,158	542,004
Evolving Systems, Inc.	4,973	29,739
FactSet Research Systems, Inc.	53,360	8,426,611
Fair Isaac Corp.	40,570	3,471,575
FalconStor Software, Inc. (a)	37,427	64,374
FireEye, Inc. (a)(d)	40,394	1,526,085
Fortinet, Inc. (a)	190,820	8,041,155
Gigamon, Inc. (a)	29,295	667,340
Glu Mobile, Inc. (a)(d)	137,155	629,541
GSE Systems, Inc. (a)	388	520
Guidance Software, Inc. (a)(d)	26,710	189,641
Guidewire Software, Inc. (a)(d)	94,635	5,291,043
HubSpot, Inc.	13,055	617,371
Imperva, Inc. (a)	33,694	2,007,489
Infoblox, Inc. (a)	66,164	1,272,995
Interactive Intelligence Group, Inc. (a)(d)	22,204	777,362
Intuit, Inc.	367,269	31,493,317
Jive Software, Inc. (a)	60,361	272,228
Liquid Holdings Group, Inc. (a)	3,912	278
Majesco Entertainment Co. (a)	2,850	3,677
Manhattan Associates, Inc. (a)	94,877	5,548,407
Mentor Graphics Corp.	140,666	3,634,809
Microsoft Corp.	10,804,235	470,200,307
MicroStrategy, Inc. Class A (a)	12,438	2,471,431
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Mitek Systems, Inc. (a)(d)	15,896	$ 52,457
MobileIron, Inc. (a)	11,083	45,551
Model N, Inc. (a)	14,428	148,608
Monotype Imaging Holdings, Inc.	56,070	1,187,563
NetScout Systems, Inc. (a)	124,298	4,543,092
NetSol Technologies, Inc. (a)	10,165	47,776
NetSuite, Inc. (a)(d)	50,640	4,499,364
Nuance Communications, Inc. (a)	363,825	5,992,198
Oracle Corp.	4,259,408	157,981,443
Parametric Technology Corp. (a)	160,536	5,316,952
Park City Group, Inc. (a)(d)	12,676	149,070
Paycom Software, Inc. (a)(d)	31,787	1,225,071
Paylocity Holding Corp. (a)(d)	19,150	632,333
Pegasystems, Inc.	51,980	1,274,030
Progress Software Corp. (a)	64,141	1,737,580
Proofpoint, Inc. (a)(d)	44,316	2,496,763
PROS Holdings, Inc. (a)(d)	29,264	647,320
QAD, Inc.:
Class A	10,065	253,336
Class B	4,298	87,292
Qlik Technologies, Inc. (a)	120,564	4,564,553
Qualys, Inc. (a)(d)	28,775	836,202
RealPage, Inc. (a)	75,910	1,397,503
Red Hat, Inc. (a)	243,769	17,602,559
Rosetta Stone, Inc. (a)	15,141	105,533
Rovi Corp. (a)(d)	119,303	1,320,684
Salesforce.com, Inc. (a)	815,732	56,579,172
SeaChange International, Inc. (a)(d)	36,866	222,671
ServiceNow, Inc. (a)(d)	184,283	13,076,722
Silver Spring Networks, Inc. (a)(d)	47,301	548,692
Smith Micro Software, Inc. (a)(d)	41,455	32,749
SolarWinds, Inc. (a)(d)	91,872	3,651,912
Solera Holdings, Inc.	89,600	4,316,032
Sonic Foundry, Inc. (a)	155	1,032
Splunk, Inc. (a)	167,513	10,380,781
SS&C Technologies Holdings, Inc.	97,775	6,623,279
Symantec Corp.	914,834	18,744,949
Synchronoss Technologies, Inc. (a)(d)	46,956	1,896,553
Synopsys, Inc. (a)	211,747	9,937,287
Tableau Software, Inc. (a)	57,949	5,457,057
Take-Two Interactive Software, Inc. (a)(d)	106,405	3,099,578
Tangoe, Inc. (a)(d)	45,871	344,033
TeleCommunication Systems, Inc. Class A (a)	49,377	172,820
TeleNav, Inc. (a)	29,532	208,791
The Rubicon Project, Inc. (a)(d)	36,843	530,539
TiVo, Inc. (a)	121,206	1,102,975
Tubemogul, Inc. (a)(d)	19,314	213,613
Tyler Technologies, Inc. (a)	46,651	6,439,704
Ultimate Software Group, Inc. (a)(d)	37,872	6,672,668

	Shares	Value
Varonis Systems, Inc. (a)(d)	6,875	$ 136,125
Vasco Data Security International, Inc. (a)(d)	33,825	565,554
Verint Systems, Inc. (a)	81,394	4,340,742
VirnetX Holding Corp. (a)(d)	50,110	181,899
VMware, Inc. Class A (a)	114,543	9,066,078
Voltari Corp. (a)(d)	4,240	28,450
Vringo, Inc. (a)(d)	98,619	59,300
Wave Systems Corp. Class A (a)	27,069	3,736
Workday, Inc. Class A (a)(d)	129,139	9,073,306
Workiva, Inc. (d)	11,374	162,989
Yodlee, inc.	5,321	86,253
Zendesk, Inc. (a)(d)	72,382	1,496,860
Zix Corp. (a)(d)	43,773	191,726
Zynga, Inc. (a)	854,957	2,163,041
		1,128,359,781
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)(d)	135,851	1,865,234
Apple, Inc.	7,691,172	867,256,529
Astro-Med, Inc.	4,606	64,208
Avid Technology, Inc. (a)	38,570	320,517
Concurrent Computer Corp.	6,675	35,912
Cray, Inc. (a)(d)	56,559	1,198,485
Crossroads Systems, Inc. (a)(d)	13,606	13,742
Dataram Corp. (a)	556	767
Diebold, Inc.	89,599	2,788,321
Dot Hill Systems Corp. (a)	109,713	1,060,925
Electronics for Imaging, Inc. (a)(d)	67,250	2,943,533
EMC Corp.	2,599,773	64,656,355
Hewlett-Packard Co.	2,419,672	67,895,996
Hutchinson Technology, Inc. (a)(d)	41,790	62,685
Imation Corp. (a)(d)	42,037	129,894
Immersion Corp. (a)	59,681	691,703
Intevac, Inc. (a)	17,689	83,315
Lexmark International, Inc. Class A	80,451	2,411,921
NCR Corp. (a)	225,662	5,661,860
NetApp, Inc.	408,646	13,060,326
Nimble Storage, Inc. (a)(d)	33,564	894,816
QLogic Corp. (a)(d)	107,276	1,109,234
Quantum Corp. (a)	334,686	391,583
SanDisk Corp.	276,736	15,098,716
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (d)	429,557	22,079,230
Silicon Graphics International Corp. (a)(d)	44,110	220,550
Super Micro Computer, Inc. (a)(d)	48,860	1,336,321
Transact Technologies, Inc.	3,411	25,617
U.S.A. Technologies, Inc. (a)(d)	38,549	120,658
Violin Memory, Inc. (a)(d)	107,011	189,409
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Western Digital Corp.	288,661	$ 23,658,656
Xplore Technologies Corp. (a)	2,067	11,627
		1,097,338,645
TOTAL INFORMATION TECHNOLOGY		5,517,302,220
MATERIALS - 3.2%
Chemicals - 2.2%
A. Schulman, Inc.	37,252	1,278,861
Air Products & Chemicals, Inc.	257,531	35,933,300
Airgas, Inc.	91,745	8,855,227
Albemarle Corp. U.S.	148,323	6,705,683
American Vanguard Corp. (d)	32,955	440,279
Ashland, Inc.	82,040	8,611,739
Axalta Coating Systems	177,148	5,170,950
Axiall Corp.	95,126	2,402,883
Balchem Corp.	41,590	2,434,263
BioAmber, Inc. (a)(d)	11,869	70,146
Cabot Corp.	93,185	3,156,176
Calgon Carbon Corp.	83,129	1,351,678
Celanese Corp. Class A	206,504	12,522,403
CF Industries Holdings, Inc.	315,502	18,103,505
Chase Corp.	7,216	285,032
Chemtura Corp. (a)(d)	110,727	3,011,774
Codexis, Inc. (a)	27,884	104,007
Core Molding Technologies, Inc. (a)	5,919	129,330
Cytec Industries, Inc.	95,278	7,069,628
E.I. du Pont de Nemours & Co.	1,208,916	62,259,174
Eastman Chemical Co.	199,004	14,419,830
Ecolab, Inc.	359,687	39,256,239
Ferro Corp. (a)	111,135	1,366,961
Flotek Industries, Inc. (a)(d)	68,404	1,337,982
FMC Corp.	180,812	7,650,156
FutureFuel Corp.	31,043	312,913
H.B. Fuller Co.	67,806	2,457,289
Hawkins, Inc.	10,959	416,990
Huntsman Corp.	272,597	4,506,028
Innophos Holdings, Inc.	26,761	1,286,401
Innospec, Inc. (d)	50,796	2,494,084
International Flavors & Fragrances, Inc.	106,161	11,629,938
Intrepid Potash, Inc. (a)(d)	76,176	602,552
KMG Chemicals, Inc.	10,303	208,121
Koppers Holdings, Inc.	30,390	632,112
Kraton Performance Polymers, Inc. (a)	41,276	871,336
Kronos Worldwide, Inc.	34,238	253,704
LSB Industries, Inc. (a)(d)	24,837	593,853
LyondellBasell Industries NV Class A	525,720	44,885,974
Marrone Bio Innovations, Inc. (a)(d)	15,737	32,103
Metabolix, Inc. (a)(d)	6,939	14,988

	Shares	Value
Minerals Technologies, Inc.	52,154	$ 2,805,364
Monsanto Co.	635,640	62,070,246
NewMarket Corp.	14,138	5,418,247
Olin Corp. (d)	99,200	1,980,032
OM Group, Inc.	38,003	1,273,101
OMNOVA Solutions, Inc. (a)	52,644	331,131
Platform Specialty Products Corp. (a)(d)	173,654	3,323,738
PolyOne Corp.	133,312	4,328,641
PPG Industries, Inc.	361,251	34,423,608
Praxair, Inc.	386,931	40,917,953
Quaker Chemical Corp.	17,331	1,375,388
Rayonier Advanced Materials, Inc.	58,598	399,638
Rentech, Inc. (a)(d)	27,522	193,480
RPM International, Inc.	174,175	7,637,574
Senomyx, Inc. (a)(d)	66,138	440,479
Sensient Technologies Corp.	66,412	4,326,742
Sherwin-Williams Co.	105,315	26,940,630
Sigma Aldrich Corp.	153,653	21,420,765
Stepan Co.	25,296	1,139,079
The Chemours Co. LLC (d)	236,083	2,282,923
The Dow Chemical Co.	1,448,360	63,380,234
The Mosaic Co.	412,634	16,847,846
The Scotts Miracle-Gro Co. Class A	62,435	3,882,833
Trecora Resources (a)	28,770	371,708
Tredegar Corp.	35,793	518,641
Trinseo SA (a)(d)	14,093	410,670
Tronox Ltd. Class A	94,701	762,343
Valhi, Inc.	35,553	100,259
Valspar Corp.	98,947	7,252,815
W.R. Grace & Co. (a)	96,180	9,516,049
Westlake Chemical Corp.	54,245	2,995,951
		644,193,700
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,714,271
Headwaters, Inc. (a)	105,333	2,125,620
Martin Marietta Materials, Inc.	81,250	13,633,750
Summit Materials, Inc. (d)	56,609	1,328,047
U.S. Concrete, Inc. (a)(d)	16,515	855,147
United States Lime & Minerals, Inc.	1,189	58,546
Vulcan Materials Co.	171,417	16,048,060
		39,763,441
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	354,524
Aptargroup, Inc.	88,846	5,984,667
Avery Dennison Corp.	116,845	6,786,358
Ball Corp.	179,480	11,829,527
Bemis Co., Inc.	135,781	5,759,830
Berry Plastics Group, Inc. (a)	152,447	4,512,431
Crown Holdings, Inc. (a)	190,020	9,419,291
Graphic Packaging Holding Co.	419,942	5,921,182
Greif, Inc. Class A	45,093	1,320,323
Myers Industries, Inc.	29,894	426,288
Owens-Illinois, Inc. (a)	211,253	4,404,625
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	131,470	$ 8,822,952
Sealed Air Corp.	270,921	13,938,885
Silgan Holdings, Inc.	68,205	3,571,214
Sonoco Products Co.	132,134	5,195,509
UFP Technologies, Inc. (a)	2,454	52,810
WestRock Co.	346,708	20,577,120
		108,877,536
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(d)	36,860	102,102
AK Steel Holding Corp. (a)(d)	237,608	734,209
Alcoa, Inc.	1,734,355	16,389,655
Allegheny Technologies, Inc.	142,232	2,746,500
Ampco-Pittsburgh Corp.	10,414	128,300
Carpenter Technology Corp.	70,077	2,733,003
Century Aluminum Co. (a)(d)	60,542	339,035
Cliffs Natural Resources, Inc. (d)	197,662	784,718
Coeur d'Alene Mines Corp. (a)	178,852	600,943
Commercial Metals Co. (d)	150,267	2,359,192
Compass Minerals International, Inc.	43,886	3,554,766
Comstock Mining, Inc. (a)(d)	56,723	31,209
Freeport-McMoRan, Inc.	1,385,847	14,745,412
Friedman Industries	2,001	12,046
General Moly, Inc. (a)(d)	60,513	29,651
Globe Specialty Metals, Inc.	84,020	1,154,435
Gold Resource Corp. (d)	67,805	161,376
Golden Minerals Co. (a)(d)	71,014	24,145
Handy & Harman Ltd. (a)	5,646	142,392
Haynes International, Inc.	18,364	701,872
Hecla Mining Co. (d)	492,109	1,013,745
Horsehead Holding Corp. (a)(d)	81,215	664,339
Kaiser Aluminum Corp.	23,771	1,986,780
Materion Corp.	26,862	831,648
McEwen Mining, Inc. (d)	267,762	244,333
Mines Management, Inc. (a)(d)	24,109	8,752
Newmont Mining Corp.	707,424	12,075,728
Noranda Aluminium Holding Corp.	10,472	41,364
Nucor Corp.	435,280	18,843,271
Olympic Steel, Inc.	12,703	164,504
Paramount Gold Nevada Corp. (a)(d)	7,958	10,266
Real Industries, Inc. (a)(d)	30,069	291,068
Reliance Steel & Aluminum Co.	109,200	6,346,704
Royal Gold, Inc. (d)	85,360	4,107,523
Ryerson Holding Corp. (d)	16,025	122,111
Schnitzer Steel Industries, Inc. Class A	32,409	561,000
Solitario Exploration & Royalty Corp. (a)	18,115	9,239
Steel Dynamics, Inc.	326,759	6,365,265
Stillwater Mining Co. (a)(d)	150,988	1,441,935
SunCoke Energy, Inc.	82,551	947,685
Synalloy Corp.	8,615	84,082
Timberline Resources Corp. (a)(d)	1,583	427
TimkenSteel Corp.	51,850	926,560

	Shares	Value
U.S. Antimony Corp. (a)	24,962	$ 13,729
United States Steel Corp. (d)	189,689	3,107,106
Universal Stainless & Alloy Products, Inc. (a)	6,659	86,500
Worthington Industries, Inc.	71,924	1,840,535
		109,611,160
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)(d)	50,323	1,632,981
Clearwater Paper Corp. (a)	24,633	1,380,926
Deltic Timber Corp.	17,765	1,103,384
Domtar Corp.	88,151	3,544,552
International Paper Co.	563,464	24,307,837
Kapstone Paper & Packaging Corp.	133,397	2,906,721
Louisiana-Pacific Corp. (a)(d)	182,513	3,000,514
Mercer International, Inc. (SBI)	60,804	696,206
Neenah Paper, Inc.	22,009	1,270,359
P.H. Glatfelter Co.	59,579	1,075,997
Resolute Forest Products (a)	124,589	1,257,103
Schweitzer-Mauduit International, Inc.	39,736	1,403,873
Verso Corp. (a)	23,529	5,647
Wausau-Mosinee Paper Corp.	73,993	576,405
		44,162,505
TOTAL MATERIALS		946,608,342
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	108,218	836,525
Alaska Communication Systems Group, Inc. (a)	135,810	301,498
AT&T, Inc.	8,195,261	272,082,665
Atlantic Tele-Network, Inc.	16,949	1,211,006
CenturyLink, Inc.	768,501	20,780,267
Cincinnati Bell, Inc. (a)	238,118	816,745
Cogent Communications Group, Inc.	64,769	1,798,635
Consolidated Communications Holdings, Inc.	61,850	1,206,694
Elephant Talk Communication, Inc. (a)	63,184	18,955
FairPoint Communications, Inc. (a)(d)	43,838	717,190
Frontier Communications Corp.	1,538,878	7,802,111
General Communications, Inc. Class A (a)	33,964	572,293
Globalstar, Inc. (a)(d)	350,014	616,025
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	258,309
IDT Corp. Class B	44,765	699,229
inContact, Inc. (a)(d)	91,764	692,818
Inteliquent, Inc.	40,660	744,891
Intelsat SA (a)	32,748	316,673
Iridium Communications, Inc. (a)(d)	122,967	916,104
Level 3 Communications, Inc. (a)	401,204	17,945,855
Lumos Networks Corp.	23,791	279,306
ORBCOMM, Inc. (a)(d)	70,388	428,663
pdvWireless (d)	16,308	521,367
Premiere Global Services, Inc. (a)	64,433	694,588
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Straight Path Communications, Inc. Class B (a)(d)	22,382	$ 509,191
Towerstream Corp. (a)(d)	47,502	70,778
Verizon Communications, Inc.	5,439,589	250,275,490
Vonage Holdings Corp. (a)	257,043	1,426,589
Windstream Holdings, Inc. (d)	126,904	912,440
Zayo Group Holdings, Inc. (d)	56,193	1,571,718
		587,024,618
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	117,697
Leap Wireless International, Inc. rights (a)	51,525	129,843
NTELOS Holdings Corp. (a)	21,397	196,210
RingCentral, Inc. (a)	30,636	527,246
SBA Communications Corp. Class A (a)	168,452	19,911,026
Shenandoah Telecommunications Co.	30,093	1,164,298
Spok Holdings, Inc.	43,148	712,373
Sprint Corp. (a)(d)	1,062,325	5,375,365
T-Mobile U.S., Inc. (a)	352,922	13,979,240
Telephone & Data Systems, Inc.	127,836	3,635,656
U.S. Cellular Corp. (a)	27,310	1,008,285
		46,757,239
TOTAL TELECOMMUNICATION SERVICES		633,781,857
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	57,065	2,726,566
American Electric Power Co., Inc.	647,957	35,177,586
Cleco Corp.	79,786	4,274,934
Duke Energy Corp.	922,988	65,449,079
Edison International	432,431	25,288,565
El Paso Electric Co.	52,601	1,862,075
Empire District Electric Co.	52,048	1,126,839
Entergy Corp.	232,801	15,208,889
Eversource Energy	438,436	20,711,717
Exelon Corp.	1,151,166	35,409,866
FirstEnergy Corp.	554,719	17,728,819
Genie Energy Ltd. Class B	17,082	182,777
Great Plains Energy, Inc.	198,778	4,953,548
Hawaiian Electric Industries, Inc. (d)	152,910	4,322,766
IDACORP, Inc.	76,754	4,556,885
ITC Holdings Corp.	206,852	6,764,060
MGE Energy, Inc.	52,920	2,035,303
NextEra Energy, Inc.	586,743	57,741,379
OGE Energy Corp.	285,946	8,017,926
Otter Tail Corp.	51,440	1,327,666
Pepco Holdings, Inc.	337,341	7,752,096
Pinnacle West Capital Corp.	173,049	10,301,607
PNM Resources, Inc.	111,489	2,855,233
Portland General Electric Co.	117,998	4,075,651
PPL Corp.	899,583	27,878,077

	Shares	Value
Southern Co.	1,198,821	$ 52,040,820
UIL Holdings Corp.	76,048	3,462,465
Unitil Corp.	19,695	709,217
Westar Energy, Inc.	214,666	7,846,042
Xcel Energy, Inc.	658,890	22,224,360
		454,012,813
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,293,648
Atmos Energy Corp.	139,029	7,617,399
Chesapeake Utilities Corp.	20,319	1,001,117
Delta Natural Gas Co., Inc.	3,078	62,822
Gas Natural, Inc.	8,386	74,719
Laclede Group, Inc.	56,728	3,003,180
National Fuel Gas Co. (d)	112,990	6,096,940
New Jersey Resources Corp.	119,581	3,380,555
Northwest Natural Gas Co.	34,699	1,526,062
ONE Gas, Inc. (d)	75,398	3,239,852
Piedmont Natural Gas Co., Inc. (d)	100,435	3,874,782
Questar Corp.	223,693	4,319,512
South Jersey Industries, Inc.	85,148	2,052,067
Southwest Gas Corp.	71,765	3,953,534
UGI Corp.	238,124	8,115,266
WGL Holdings, Inc.	66,091	3,582,132
		62,193,587
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,158
Black Hills Corp.	65,476	2,604,635
Calpine Corp. (a)	445,752	7,105,287
Dynegy, Inc. (a)(d)	145,606	3,749,355
NRG Energy, Inc.	440,862	8,781,971
NRG Yield, Inc.:
Class A	44,523	700,347
Class C	77,749	1,248,649
Ormat Technologies, Inc. (d)	50,068	1,762,394
Pattern Energy Group, Inc. (d)	75,196	1,704,693
Talen Energy Corp. (a)	106,771	1,521,487
Terraform Power, Inc. (d)	82,623	1,859,018
The AES Corp.	910,005	10,920,060
U.S. Geothermal, Inc. (a)(d)	163,207	98,577
Vivint Solar, Inc. (d)	34,907	434,243
		42,498,874
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,312,922
Ameren Corp.	325,246	13,104,161
Avista Corp.	75,556	2,371,703
CenterPoint Energy, Inc.	597,986	11,134,499
CMS Energy Corp.	356,232	11,677,285
Consolidated Edison, Inc.	381,622	24,007,840
Dominion Resources, Inc.	782,742	54,596,255
DTE Energy Co.	232,690	18,163,781
MDU Resources Group, Inc.	267,810	4,796,477
NiSource, Inc.	409,835	6,881,130
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NorthWestern Energy Corp.	61,570	$ 3,179,475
PG&E Corp.	635,764	31,521,179
Public Service Enterprise Group, Inc.	668,723	26,916,101
SCANA Corp.	185,122	9,791,103
Sempra Energy	308,655	29,275,927
TECO Energy, Inc.	313,546	6,606,414
Vectren Corp.	130,243	5,239,676
WEC Energy Group, Inc.	441,476	21,036,331
		288,612,259
Water Utilities - 0.1%
American States Water Co.	52,884	1,996,371
American Water Works Co., Inc.	245,033	12,727,014
Aqua America, Inc.	258,851	6,564,461
Artesian Resources Corp. Class A	8,755	192,522
Cadiz, Inc. (a)(d)	14,651	117,648
California Water Service Group	63,187	1,303,548
Connecticut Water Service, Inc.	7,536	261,876
Middlesex Water Co.	7,054	160,549
Pure Cycle Corp. (a)(d)	17,116	85,580
SJW Corp.	14,844	426,617
York Water Co.	40,150	852,385
		24,688,571
TOTAL UTILITIES		872,006,104
TOTAL COMMON STOCKS (Cost $20,962,171,357)		28,891,933,835
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18	$ 20,495	26,311
TOTAL CONVERTIBLE BONDS (Cost $20,495)		26,311
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 2/4/16 to 3/31/16 (e) (Cost $14,984,313)	15,000,000	14,981,613
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	328,186,271	$ 328,186,271
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,815,349,240	1,815,349,240
TOTAL MONEY MARKET FUNDS (Cost $2,143,535,511)		2,143,535,511
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $23,120,711,676)		31,050,477,270
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(1,764,085,284)
NET ASSETS - 100%		$ 29,286,391,986
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
807 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 79,457,220	$ (4,612,908)
473 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	232,857,900	(4,080,443)
162 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	22,914,900	(704,214)
395 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	45,721,250	(1,433,647)
TOTAL EQUITY INDEX CONTRACTS		$ 380,951,270	$ (10,831,212)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,981,613.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205,636
Fidelity Securities Lending Cash Central Fund	6,235,654
Total	$ 6,441,290
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,937,535,635	$ 3,937,535,635	$ -	$ -
Consumer Staples	2,439,801,683	2,439,801,683	-	-
Energy	1,912,546,424	1,912,546,424	-	-
Financials	5,251,583,612	5,251,583,205	407	-
Health Care	4,321,904,625	4,321,904,625	-	-
Industrials	3,058,863,333	3,058,852,768	-	10,565
Information Technology	5,517,302,220	5,517,302,220	-	-
Materials	946,608,342	946,608,342	-	-
Telecommunication Services	633,781,857	633,652,014	-	129,843
Utilities	872,006,104	872,006,104	-	-
Corporate Bonds	26,311	-	26,311	-
U.S. Government and Government Agency Obligations	14,981,613	-	14,981,613	-
Money Market Funds	2,143,535,511	2,143,535,511	-	-
Total Investments in Securities:	$ 31,050,477,270	$ 31,035,328,531	$ 15,008,331	$ 140,408
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,831,212)	$ (10,831,212)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,831,212)
Total Value of Derivatives	$ -	$ (10,831,212)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,761,017,957) - See accompanying schedule: Unaffiliated issuers (cost $20,977,176,165)	$ 28,906,941,759
Fidelity Central Funds (cost $2,143,535,511)	2,143,535,511
Total Investments (cost $23,120,711,676)		$ 31,050,477,270
Segregated cash with brokers for derivative instruments		5,472,971
Cash		17,886,991
Receivable for investments sold		9,781,918
Receivable for fund shares sold		80,897,782
Dividends receivable		56,553,297
Distributions receivable from Fidelity Central Funds		954,586
Receivable from investment adviser for expense reductions		372,272
Other receivables		427,180
Total assets		31,222,824,267

Liabilities
Payable for investments purchased	$ 100,078,132
Payable for fund shares redeemed	14,794,438
Accrued management fee	876,009
Payable for daily variation margin for derivative instruments	4,212,653
Other affiliated payables	715,278
Other payables and accrued expenses	406,531
Collateral on securities loaned, at value	1,815,349,240
Total liabilities		1,936,432,281

Net Assets		$ 29,286,391,986
Net Assets consist of:
Paid in capital		$ 21,018,223,233
Undistributed net investment income		300,698,064
Accumulated undistributed net realized gain (loss) on investments		48,536,307
Net unrealized appreciation (depreciation) on investments		7,918,934,382
Net Assets		$ 29,286,391,986

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,927,056,491 ÷ 33,140,215 shares)	$ 58.15

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,719,591,651 ÷ 321,868,575 shares)	$ 58.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,230,660,261 ÷ 21,162,264 shares)	$ 58.15

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($816,851,544 ÷ 14,047,213 shares)	$ 58.15

Class F: Net Asset Value, offering price and redemption price per share ($6,592,232,039 ÷ 113,333,822 shares)	$ 58.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 279,818,892
Interest		10,565
Income from Fidelity Central Funds		6,441,290
Total income		286,270,747

Expenses
Management fee	$ 5,280,148
Transfer agent fees	4,324,071
Independent trustees' compensation	64,250
Miscellaneous	22,428
Total expenses before reductions	9,690,897
Expense reductions	(2,261,314)	7,429,583
Net investment income (loss)		278,841,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,177,610
Futures contracts	10,618,797
Total net realized gain (loss)		134,796,407
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,013,673,738)
Assets and liabilities in foreign currencies	(71)
Futures contracts	(24,400,092)
Total change in net unrealized appreciation (depreciation)		(2,038,073,901)
Net gain (loss)		(1,903,277,494)
Net increase (decrease) in net assets resulting from operations		$ (1,624,436,330)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,841,164	$ 506,880,820
Net realized gain (loss)	134,796,407	201,575,642
Change in net unrealized appreciation (depreciation)	(2,038,073,901)	2,774,794,616
Net increase (decrease) in net assets resulting from operations	(1,624,436,330)	3,483,251,078
Distributions to shareholders from net investment income	(81,439,410)	(439,015,704)
Share transactions - net increase (decrease)	1,490,059,146	2,735,964,444
Redemption fees	158,865	389,476
Total increase (decrease) in net assets	(215,657,729)	5,780,589,294

Net Assets
Beginning of period	29,502,049,715	23,721,460,421
End of period (including undistributed net investment income of $300,698,064 and undistributed net investment income of $103,296,310, respectively)	$ 29,286,391,986	$ 29,502,049,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) D	.55	1.10	.92	.87	.68	.61
Net realized and unrealized gain (loss)	(3.82)	6.51	10.74	4.40	.96	7.03
Total from investment operations	(3.27)	7.61	11.66	5.27	1.64	7.64
Distributions from net investment income	(.16)	(.94)	(.80)	(.77)	(.65)	(.60)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.16)	(.94)	(.80)	(.77)	(.65)	(.62)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56
Total ReturnB, C	(5.33)%	13.94%	26.62%	13.50%	4.46%	24.39%
Ratios to Average Net AssetsE, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.80%A	1.91%	1.85%	2.15%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927,056	$ 1,943,259	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss)D	.57	1.13	.94	.89	.69	.62
Net realized and unrealized gain (loss)	(3.83)	6.52	10.73	4.39	.97	7.03
Total from investment operations	(3.26)	7.65	11.67	5.28	1.66	7.65
Distributions from net investment income	(.17)	(.97)	(.82)	(.78)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.97)	(.82)	(.78)	(.66)	(.63)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.16	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56
Total ReturnB, C	(5.31)%	14.02%	26.65%	13.53%	4.51%	24.43%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.85%A	1.96%	1.89%	2.18%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,719,592	$ 18,860,117	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss)D	.57	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	(3.83)	6.52	10.75	4.40	5.26
Total from investment operations	(3.26)	7.65	11.69	5.29	5.62
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalD, J	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	(5.31)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.04%A	.04%	.05%	.06%	.06%A
Expenses net of all reductions	.04%A	.04%	.05%	.06%	.06%A
Net investment income (loss)	1.86%A	1.97%	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,230,660	$ 1,307,281	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rateF	3% A	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss)D	.57	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	(3.83)	6.52	10.73	4.39	5.26
Total from investment operations	(3.26)	7.66	11.68	5.29	5.62
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalD, J	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	(5.31)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%A	.05%	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04%A, N	.04% M	.05% L	.05% L	.05%A, L
Expenses net of all reductions	.04%A, N	.04% M	.05% L	.05% L	.05%A, L
Net investment income (loss)	1.86%A	1.97%	1.90%	2.20%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 816,852	$ 1,022,585	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rateF	3% A	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KAmount not annualized. LAmount represents 0.45%. MAmount represents 0.38%. NAmount represents 0.35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss)D	.57	1.14	.95	.90	.69	.63
Net realized and unrealized gain (loss)	(3.82)	6.51	10.74	4.39	.97	7.02
Total from investment operations	(3.25)	7.65	11.69	5.29	1.66	7.65
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.98)	(.83)	(.79)	(.66)	(.63)
Redemption fees added to paid in capitalD, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.17	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56
Total ReturnB, C	(5.29)%	14.01%	26.69%	13.55%	4.51%	24.43%
Ratios to Average Net AssetsE, G
Expenses before reductions	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Expenses net of fee waivers, if any	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Expenses net of all reductions	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Net investment income (loss)	1.86%A	1.97%	1.90%	2.20%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,592,232	$ 6,368,808	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JAmount represents .045%. KAmount represents .038%. LAmount represents 0.35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,645,082,371
Gross unrealized depreciation	(1,817,781,322)
Net unrealized appreciation (depreciation) on securities	$ 7,827,301,049

Tax cost	$ 23,223,176,221

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (10,066,220)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $10,618,797 and a change in net unrealized appreciation (depreciation) of $(24,400,092) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,080,462,071 and $411,594,031, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 648,728
Fidelity Advantage Class	3,376,594
Institutional Class	228,014
Fidelity Advantage Institutional Class	70,735
$ 4,324,071

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,428 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,235,654.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$ 2,660
Fidelity Advantage Class	.05%	1,973,070
Institutional Class	.04%	198,208
Fidelity Advantage Institutional Class	.035%	72,688
Class F	.035%	14,447

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $241.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Investor Class	$ 5,129,728	$ 28,904,286
Fidelity Advantage Class	51,988,813	280,925,671
Institutional Class	3,611,855	22,120,082
Fidelity Advantage Institutional Class	2,799,459	13,655,535
Class F	17,909,555	93,410,130
Total	$ 81,439,410	$ 439,015,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Investor Class
Shares sold	27,073,275	11,146,915	$ 1,686,468,894	$ 643,746,007
Reinvestment of distributions	81,155	481,106	5,012,154	28,350,004
Shares redeemed	(25,569,044)	(10,928,650)	(1,595,527,626)	(634,264,919)
Net increase (decrease)	1,585,386	699,371	$ 95,953,422	$ 37,831,092
Fidelity Advantage Class
Shares sold	54,123,055	68,056,591	$ 3,328,311,180	$ 3,937,110,814
Reinvestment of distributions	758,712	4,282,439	46,858,027	252,482,338
Shares redeemed	(39,245,316)	(38,248,720)	(2,423,450,538)	(2,200,569,878)
Net increase (decrease)	15,636,451	34,090,310	$ 951,718,669	$ 1,989,023,274
Institutional Class
Shares sold	1,935,757	6,784,326	$ 118,452,732	$ 390,867,675
Reinvestment of distributions	58,492	376,112	3,611,855	22,120,082
Shares redeemed	(2,060,904)	(8,771,607)	(126,500,707)	(514,925,337)
Net increase (decrease)	(66,655)	(1,611,169)	$ (4,436,120)	$ (101,937,580)
Fidelity Advantage Institutional Class
Shares sold	1,086,383	7,451,506	$ 64,245,107	$ 441,626,023
Reinvestment of distributions	45,336	231,729	2,799,504	13,655,535
Shares redeemed	(3,691,110)	(4,571,120)	(226,867,205)	(266,559,444)
Net increase (decrease)	(2,559,391)	3,112,115	$ (159,822,594)	$ 188,722,114
Class F
Shares sold	12,921,764	26,091,484	$ 790,425,850	$ 1,528,157,446
Reinvestment of distributions	289,986	1,585,411	17,909,555	93,410,130
Shares redeemed	(3,278,842)	(16,933,790)	(201,689,636)	(999,242,032)
Net increase (decrease)	9,932,908	10,743,105	$ 606,645,769	$ 622,325,544

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 947.10	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 947.10	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 947.20	$ .29
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 938.10	$ .97
HypotheticalA		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 938.50	$ .58
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 938.70	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 938.70	$ .29
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illumina, Inc.	0.7	0.6
Liberty Global PLC Class C	0.6	0.7
Tesla Motors, Inc.	0.6	0.4
United Continental Holdings, Inc.	0.5	0.5
BioMarin Pharmaceutical, Inc.	0.5	0.4
LinkedIn Corp. Class A	0.5	0.6
Incyte Corp.	0.5	0.3
Las Vegas Sands Corp.	0.4	0.5
SBA Communications Corp. Class A	0.4	0.3
Charter Communications, Inc. Class A	0.4	0.3
	5.1
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	22.7
Consumer Discretionary	16.1	16.2
Information Technology	15.3	16.7
Health Care	13.7	12.5
Industrials	13.6	14.6
Materials	4.6	4.9
Energy	4.0	4.3
Consumer Staples	3.4	3.0
Utilities	3.2	3.1
Telecommunication Services	1.1	1.0

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	285,109	$ 5,759,202
Autoliv, Inc. (d)	330,685	33,779,473
Clean Diesel Technologies, Inc. (a)(d)	33,479	55,575
Cooper Tire & Rubber Co.	204,357	7,888,180
Cooper-Standard Holding, Inc. (a)(d)	53,628	3,079,320
Dana Holding Corp.	602,572	10,569,113
Dorman Products, Inc. (a)(d)	119,068	5,995,074
Drew Industries, Inc.	93,828	5,184,935
Federal-Mogul Corp. Class A (a)(d)	128,987	1,186,680
Fox Factory Holding Corp. (a)	77,051	1,157,306
Fuel Systems Solutions, Inc. (a)	54,919	376,195
Gentex Corp.	1,105,805	17,139,978
Gentherm, Inc. (a)(d)	135,331	6,169,740
Horizon Global Corp. (a)	68,083	712,148
Lear Corp.	286,989	29,499,599
Metaldyne Performance Group, Inc.	74,919	1,414,471
Modine Manufacturing Co. (a)	194,405	1,726,316
Motorcar Parts of America, Inc. (a)	68,506	2,184,656
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	98,943	164,245
Remy International, Inc.	124,032	3,634,138
Shiloh Industries, Inc. (a)	30,442	350,387
Spartan Motors, Inc.	125,209	547,163
Standard Motor Products, Inc.	78,990	2,796,246
Stoneridge, Inc. (a)	95,406	1,164,907
Strattec Security Corp.	13,749	867,424
Superior Industries International, Inc.	94,712	1,808,999
Sypris Solutions, Inc.	33,998	47,937
Tenneco, Inc. (a)	230,074	10,824,982
Tower International, Inc. (a)	81,725	1,998,176
UQM Technologies, Inc. (a)(d)	137,888	118,584
Visteon Corp. (a)	164,227	16,366,863
		174,568,012
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	365,650	91,068,789
Thor Industries, Inc.	172,708	9,426,403
Winnebago Industries, Inc. (d)	100,663	2,061,578
		102,556,770
Distributors - 0.3%
Core-Mark Holding Co., Inc.	87,319	5,248,745
Fenix Parts, Inc.	40,137	400,166
LKQ Corp. (a)	1,143,905	34,305,711
Pool Corp.	163,110	11,365,505
VOXX International Corp. (a)(d)	69,278	536,905
Weyco Group, Inc.	20,030	539,809
		52,396,841
Diversified Consumer Services - 0.7%
2U, Inc. (a)(d)	35,893	1,255,178

	Shares	Value
American Public Education, Inc. (a)	64,870	$ 1,422,599
Apollo Education Group, Inc. Class A (non-vtg.) (a)	366,319	4,069,804
Ascent Capital Group, Inc. (a)(d)	47,464	1,332,789
Bridgepoint Education, Inc. (a)	58,229	470,490
Bright Horizons Family Solutions, Inc. (a)	132,966	8,126,882
Cambium Learning Group, Inc. (a)	48,546	252,925
Capella Education Co.	43,969	2,143,489
Career Education Corp. (a)	215,426	799,230
Carriage Services, Inc.	95,148	2,183,647
Chegg, Inc. (a)(d)	202,340	1,503,386
Collectors Universe, Inc.	19,242	359,248
DeVry, Inc. (d)	214,946	5,622,987
Graham Holdings Co.	16,550	10,948,818
Grand Canyon Education, Inc. (a)	180,238	6,661,596
Houghton Mifflin Harcourt Co. (a)	430,087	9,711,364
ITT Educational Services, Inc. (a)(d)	66,029	251,570
K12, Inc. (a)	105,616	1,396,244
Liberty Tax, Inc.	23,124	544,801
LifeLock, Inc. (a)(d)	278,496	2,353,291
Lincoln Educational Services Corp. (d)	84,172	37,709
National American University Holdings, Inc.	23,237	66,458
Regis Corp. (a)	166,012	1,799,570
Service Corp. International	748,829	22,202,780
ServiceMaster Global Holdings, Inc. (a)	382,347	13,450,967
Sotheby's Class A (Ltd. vtg.)	227,150	7,997,952
Steiner Leisure Ltd. (a)	48,129	3,064,373
Strayer Education, Inc. (a)	42,800	2,235,872
Universal Technical Institute, Inc.	75,572	337,051
Weight Watchers International, Inc. (a)(d)	116,758	718,062
		113,321,132
Hotels, Restaurants & Leisure - 3.4%
AG&E Holdings, Inc.	4,238	3,878
Ambassadors Group, Inc. (a)	48,627	131,293
ARAMARK Holdings Corp.	835,357	26,180,088
Ark Restaurants Corp.	8,457	209,226
Belmond Ltd. Class A (a)(d)	329,793	3,749,746
Biglari Holdings, Inc. (a)(d)	6,073	2,266,808
BJ's Restaurants, Inc. (a)(d)	82,017	3,525,911
Bloomin' Brands, Inc.	462,092	9,565,304
Bob Evans Farms, Inc.	87,031	3,932,931
Bojangles', Inc. (a)(d)	32,768	682,230
Boyd Gaming Corp. (a)	291,094	4,686,613
Bravo Brio Restaurant Group, Inc. (a)	63,389	808,210
Brinker International, Inc.	224,665	11,936,451
Buffalo Wild Wings, Inc. (a)(d)	70,430	13,359,162
Caesars Entertainment Corp. (a)(d)	152,557	1,456,919
Carrols Restaurant Group, Inc. (a)	128,836	1,629,775
Century Casinos, Inc. (a)	72,191	420,152
Chanticleer Holdings, Inc. (a)(d)	46,068	69,563
Choice Hotels International, Inc.	137,168	6,995,568
Churchill Downs, Inc.	48,125	6,394,369
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chuy's Holdings, Inc. (a)(d)	60,855	$ 1,864,597
ClubCorp Holdings, Inc.	204,824	4,610,588
Cosi, Inc. (a)(d)	94,577	112,547
Cracker Barrel Old Country Store, Inc. (d)	89,156	12,854,512
Dave & Buster's Entertainment, Inc.	67,398	2,321,187
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,413,525
Denny's Corp. (a)	321,735	3,613,084
Diamond Resorts International, Inc. (a)(d)	189,315	4,806,708
DineEquity, Inc.	62,021	5,923,006
Diversified Restaurant Holdings, Inc. (a)	33,035	89,525
Domino's Pizza, Inc.	207,843	22,018,887
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,063
Dover Motorsports, Inc.	22,686	53,312
Dunkin' Brands Group, Inc. (d)	361,631	18,139,411
El Pollo Loco Holdings, Inc. (a)	51,614	671,498
Eldorado Resorts, Inc. (a)	92,167	868,213
Empire Resorts, Inc. (a)(d)	46,820	199,453
Entertainment Gaming Asia, Inc. (a)	10,477	22,002
Extended Stay America, Inc. unit	221,913	4,165,307
Famous Dave's of America, Inc. (a)(d)	21,114	308,476
Fiesta Restaurant Group, Inc. (a)(d)	101,812	5,257,572
Flanigan's Enterprises, Inc.	1,120	29,747
Full House Resorts, Inc. (a)	24,413	37,596
Gaming Partners International Corp. (a)	1,584	15,064
Golden Entertainment, Inc. (a)	33,424	307,501
Good Times Restaurants, Inc. (a)(d)	41,006	282,941
Habit Restaurants, Inc. Class A (d)	38,097	949,377
Hilton Worldwide Holdings, Inc.	1,948,108	48,371,522
Hyatt Hotels Corp. Class A (a)(d)	209,079	10,711,117
Ignite Restaurant Group, Inc. (a)(d)	28,225	138,585
International Speedway Corp. Class A	105,482	3,384,917
Interval Leisure Group, Inc.	160,221	3,214,033
Intrawest Resorts Holdings, Inc. (a)	73,624	661,880
Isle of Capri Casinos, Inc. (a)	83,629	1,543,791
Jack in the Box, Inc.	137,575	10,755,614
Jamba, Inc. (a)(d)	61,744	853,302
Kona Grill, Inc. (a)(d)	32,384	594,894
Krispy Kreme Doughnuts, Inc. (a)(d)	240,816	4,127,586
La Quinta Holdings, Inc. (a)	337,443	6,360,801
Las Vegas Sands Corp.	1,382,552	63,915,379
Luby's, Inc. (a)	47,997	232,305
Marcus Corp.	71,340	1,384,709
Marriott Vacations Worldwide Corp. (d)	105,157	7,467,199
MGM Mirage, Inc. (a)	1,544,608	31,556,341
Monarch Casino & Resort, Inc. (a)	37,301	654,633
Morgans Hotel Group Co. (a)	104,634	480,270
Nathan's Famous, Inc. (a)	14,327	463,622
Noodles & Co. (a)(d)	50,582	602,937

	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a)(d)	593,862	$ 34,206,451
Panera Bread Co. Class A (a)(d)	94,688	16,882,870
Papa John's International, Inc. (d)	110,401	7,424,467
Papa Murphy's Holdings, Inc. (a)(d)	36,508	539,588
Peak Resorts, Inc.	18,903	134,211
Penn National Gaming, Inc. (a)	264,256	4,798,889
Pinnacle Entertainment, Inc. (a)	225,920	8,532,998
Popeyes Louisiana Kitchen, Inc. (a)(d)	85,411	4,750,560
Potbelly Corp. (a)(d)	64,510	681,226
Premier Exhibitions, Inc. (a)	8,943	20,479
Rave Restaurant Group, Inc. (a)(d)	27,514	260,558
RCI Hospitality Holdings, Inc. (a)	25,778	279,691
Red Lion Hotels Corp. (a)	62,437	503,242
Red Robin Gourmet Burgers, Inc. (a)	53,135	4,186,507
Ruby Tuesday, Inc. (a)(d)	230,663	1,517,763
Ruth's Hospitality Group, Inc.	129,505	2,082,440
Scientific Games Corp. Class A (a)(d)	184,335	2,031,372
SeaWorld Entertainment, Inc. (d)	248,706	4,426,967
Shake Shack, Inc. Class A (d)	45,149	2,254,741
Six Flags Entertainment Corp.	335,913	15,106,008
Sonic Corp.	187,706	5,068,062
Speedway Motorsports, Inc.	53,351	1,032,342
Texas Roadhouse, Inc. Class A	239,645	8,624,824
The Cheesecake Factory, Inc.	172,587	9,366,296
Town Sports International Holdings, Inc. (a)	75,993	196,062
Vail Resorts, Inc.	136,305	14,708,673
Wendy's Co.	860,938	7,843,145
Zoe's Kitchen, Inc. (a)(d)	63,652	2,198,540
		546,104,305
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	40,628	1,179,025
Beazer Homes U.S.A., Inc. (a)(d)	97,397	1,626,530
Blyth, Inc. (a)	30,867	184,276
Cavco Industries, Inc. (a)	31,761	2,272,500
Century Communities, Inc. (a)	20,046	441,012
Comstock Holding Companies, Inc. Class A (a)	37,485	24,740
CSS Industries, Inc.	31,927	845,427
Dixie Group, Inc. (a)(d)	45,824	457,782
Emerson Radio Corp. (a)	24,397	31,228
Ethan Allen Interiors, Inc. (d)	98,548	2,931,803
Flexsteel Industries, Inc.	21,122	650,558
GoPro, Inc. Class A (a)(d)	109,878	5,119,216
Green Brick Partners, Inc. (a)	96,413	1,171,418
Helen of Troy Ltd. (a)(d)	99,831	8,499,611
Hooker Furniture Corp. (d)	40,617	969,122
Hovnanian Enterprises, Inc. Class A (a)(d)	504,242	942,933
Installed Building Products, Inc. (a)	65,989	1,763,226
iRobot Corp. (a)(d)	114,922	3,367,215
Jarden Corp. (a)	726,160	37,281,054
KB Home (d)	332,603	4,872,634
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Koss Corp. (a)	1,389	$ 3,334
La-Z-Boy, Inc.	195,502	5,397,810
LGI Homes, Inc. (a)(d)	52,460	1,366,058
Libbey, Inc.	83,404	2,939,157
Lifetime Brands, Inc.	41,749	606,195
M.D.C. Holdings, Inc. (d)	159,138	4,533,842
M/I Homes, Inc. (a)(d)	95,258	2,379,545
Meritage Homes Corp. (a)(d)	145,684	6,139,124
NACCO Industries, Inc. Class A	20,539	1,081,173
New Home Co. LLC (a)	27,236	405,272
Nova LifeStyle, Inc. (a)(d)	55,913	119,654
NVR, Inc. (a)(d)	14,435	21,940,478
Ryland Group, Inc. (d)	177,935	7,693,909
Skullcandy, Inc. (a)(d)	64,637	453,752
Skyline Corp. (a)	14,802	49,587
Standard Pacific Corp. (a)(d)	561,166	4,741,853
Stanley Furniture Co., Inc. (a)	37,789	106,565
Taylor Morrison Home Corp. (a)	122,495	2,443,775
Tempur Sealy International, Inc. (a)	227,903	16,641,477
Toll Brothers, Inc. (a)	598,955	22,143,366
TopBuild Corp. (a)	145,237	4,606,918
TRI Pointe Homes, Inc. (a)	541,198	7,511,828
Tupperware Brands Corp. (d)	185,367	9,496,351
Turtle Beach Corp. (a)(d)	43,489	100,894
UCP, Inc. (a)(d)	26,900	219,235
Universal Electronics, Inc. (a)	63,023	2,873,219
Vuzix Corp. (a)(d)	41,079	168,835
WCI Communities, Inc. (a)	71,459	1,780,758
William Lyon Homes, Inc. (a)(d)	65,299	1,479,675
Zagg, Inc. (a)(d)	108,836	796,680
		204,851,629
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(d)	104,577	877,401
Blue Nile, Inc. (a)(d)	48,330	1,646,120
CafePress, Inc. (a)	18,875	80,219
CVSL, Inc. (a)	22,725	33,633
Etsy, Inc. (d)	67,695	970,069
EVINE Live, Inc. (a)	215,780	580,448
FTD Companies, Inc. (a)(d)	72,622	2,170,672
Gaiam, Inc. Class A (a)(d)	64,695	395,286
Groupon, Inc. Class A (a)(d)	1,589,836	7,154,262
HSN, Inc.	121,022	7,359,348
Lands' End, Inc. (a)(d)	51,352	1,306,395
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	503,508	20,004,373
Series A (a)	1,650,542	44,630,656
Liberty TripAdvisor Holdings, Inc. (a)	263,946	6,696,310
NutriSystem, Inc.	114,343	3,199,317
Orbitz Worldwide, Inc. (a)(d)	335,391	3,846,935
Overstock.com, Inc. (a)(d)	59,793	1,174,932
PetMed Express, Inc. (d)	75,157	1,246,103

	Shares	Value
Shutterfly, Inc. (a)(d)	144,168	$ 5,602,368
Travelport Worldwide Ltd.	126,742	1,679,332
U.S. Auto Parts Network, Inc. (a)	51,915	111,617
Wayfair LLC Class A (d)	40,024	1,492,895
zulily, Inc. Class A (a)	67,383	1,196,048
		113,454,739
Leisure Products - 0.5%
Arctic Cat, Inc.	47,692	1,260,500
Black Diamond, Inc. (a)(d)	93,828	699,019
Brunswick Corp.	349,348	17,366,089
Callaway Golf Co. (d)	292,936	2,592,484
Escalade, Inc.	33,614	601,354
JAKKS Pacific, Inc. (a)(d)	75,785	722,231
Johnson Outdoors, Inc. Class A	22,481	563,599
Leapfrog Enterprises, Inc. Class A (a)(d)	247,835	234,972
Malibu Boats, Inc. Class A (a)(d)	60,608	1,046,700
Marine Products Corp.	22,297	156,525
Nautilus, Inc. (a)	111,275	1,700,282
Polaris Industries, Inc.	228,931	29,731,269
Smith & Wesson Holding Corp. (a)(d)	199,726	3,611,046
Sturm, Ruger & Co., Inc. (d)	72,704	4,572,355
Summer Infant, Inc. (a)	37,416	63,607
Vista Outdoor, Inc. (a)	239,569	11,202,246
		76,124,278
Media - 3.6%
A.H. Belo Corp. Class A	70,842	354,918
AMC Entertainment Holdings, Inc. Class A	77,155	2,235,952
AMC Networks, Inc. Class A (a)(d)	221,934	16,063,583
Ballantyne of Omaha, Inc. (a)	47,765	229,272
Beasley Broadcast Group, Inc. Class A	5,286	21,144
Cable One, Inc. (a)(d)	17,183	7,136,787
Carmike Cinemas, Inc. (a)	98,980	2,360,673
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	555,711
Charter Communications, Inc. Class A (a)(d)	310,921	56,466,363
Cinedigm Corp. (a)(d)	237,315	134,083
Cinemark Holdings, Inc.	395,129	14,046,836
Clear Channel Outdoor Holding, Inc. Class A (a)	161,115	1,314,698
Crown Media Holdings, Inc. Class A (a)	132,137	706,933
Cumulus Media, Inc. Class A (a)(d)	469,296	671,093
Dex Media, Inc. (a)(d)	43,261	11,248
DISH Network Corp. Class A (a)	795,005	47,119,946
DreamWorks Animation SKG, Inc. Class A (a)(d)	276,460	5,512,612
E.W. Scripps Co. Class A (d)	203,673	3,568,351
Emmis Communications Corp. Class A (a)	99,045	124,797
Entercom Communications Corp. Class A (a)(d)	72,862	802,939
Entravision Communication Corp. Class A	226,807	1,825,796
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	430,355	$ 5,641,954
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,162,914
Gray Television, Inc. (a)	213,480	2,474,233
Harte-Hanks, Inc.	168,026	646,900
Hemisphere Media Group, Inc. (a)(d)	48,420	658,996
Insignia Systems, Inc. (a)	22,896	61,361
John Wiley & Sons, Inc. Class A	177,101	9,131,328
Journal Media Group, Inc.	58,919	394,168
Lee Enterprises, Inc. (a)(d)	177,698	330,518
Liberty Broadband Corp.:
Class A (a)	98,901	5,387,137
Class C (a)	248,016	13,276,296
Liberty Global PLC:
Class A (a)	939,671	45,216,969
Class C (a)	2,225,300	99,849,211
Liberty LiLac Group:
Class A (a)	46,447	1,596,383
Class C (a)	111,885	3,720,176
Liberty Media Corp.:
Class A (a)	356,535	13,280,929
Class C (a)	755,722	27,372,251
Lions Gate Entertainment Corp. (d)	359,680	13,196,659
Live Nation Entertainment, Inc. (a)	551,052	13,566,900
Loral Space & Communications Ltd. (a)	52,109	2,824,829
Martha Stewart Living Omnimedia, Inc. Class A (a)	114,457	692,465
Media General, Inc. (a)(d)	369,004	4,335,797
Meredith Corp.	137,693	6,501,863
Morningstar, Inc.	78,602	6,270,868
National CineMedia, Inc.	242,387	3,187,389
New Media Investment Group, Inc.	149,265	2,227,034
Nexstar Broadcasting Group, Inc. Class A	114,525	5,323,122
NTN Communications, Inc. (a)	49,847	9,072
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	308,760
ReachLocal, Inc. (a)(d)	43,634	106,903
Reading International, Inc. Class A (a)	66,668	855,350
Regal Entertainment Group Class A	308,447	5,866,662
Rentrak Corp. (a)(d)	43,563	1,988,215
RLJ Entertainment, Inc. (a)	42,349	17,363
Saga Communications, Inc. Class A	16,931	591,061
Salem Communications Corp. Class A	30,633	196,051
Scholastic Corp.	103,406	4,468,173
SFX Entertainment, Inc. (a)(d)	154,884	157,982
Sinclair Broadcast Group, Inc. Class A	259,660	6,953,695
Sirius XM Holdings, Inc. (a)(d)	9,566,686	36,496,907
Sizmek, Inc. (a)	83,242	546,900
Spanish Broadcasting System, Inc. Class A (a)	17,489	95,490
SPAR Group, Inc. (a)	4,346	5,606
Starz Series A (a)(d)	316,318	11,896,720
The Madison Square Garden Co. Class A (a)	217,615	15,328,801

	Shares	Value
The McClatchy Co. Class A (a)(d)	208,390	$ 262,571
The New York Times Co. Class A (d)	504,012	6,128,786
Time, Inc.	414,233	8,603,619
Townsquare Media, Inc. (a)	18,095	207,912
Tribune Media Co. Class A (d)	356,770	14,249,394
Tribune Publishing Co.	77,532	914,102
Value Line, Inc.	1,396	17,590
World Wrestling Entertainment, Inc. Class A (d)	117,375	2,354,543
		569,220,613
Multiline Retail - 0.3%
Big Lots, Inc. (d)	197,941	9,499,189
Burlington Stores, Inc. (a)	283,188	15,034,451
Dillard's, Inc. Class A (d)	92,731	8,578,545
Fred's, Inc. Class A	137,632	1,805,732
Gordmans Stores, Inc. (a)(d)	35,393	133,786
JC Penney Corp., Inc. (a)(d)	1,152,266	10,497,143
Sears Holdings Corp. (a)(d)	189,549	5,057,167
The Bon-Ton Stores, Inc. (d)	46,249	184,534
Tuesday Morning Corp. (a)(d)	161,491	1,280,624
		52,071,171
Specialty Retail - 2.7%
Aarons, Inc. Class A	243,271	9,159,153
Abercrombie & Fitch Co. Class A (d)	258,311	5,130,056
Aeropostale, Inc. (a)(d)	296,378	314,161
America's Car Mart, Inc. (a)(d)	32,877	1,176,997
American Eagle Outfitters, Inc. (d)	652,350	11,102,997
Appliance Recycling Centers of America, Inc. (a)	2,967	3,442
Asbury Automotive Group, Inc. (a)(d)	103,868	8,368,645
Ascena Retail Group, Inc. (a)(d)	601,702	7,262,543
Barnes & Noble Education, Inc. (a)	147,216	1,899,086
Barnes & Noble, Inc.	232,934	3,636,100
bebe stores, Inc. (d)	123,042	168,568
Big 5 Sporting Goods Corp.	72,081	828,932
Books-A-Million, Inc. (a)	28,953	92,650
Boot Barn Holdings, Inc. (d)	41,269	901,315
Build-A-Bear Workshop, Inc. (a)	42,241	827,924
Cabela's, Inc. Class A (a)(d)	182,230	8,194,883
Caleres, Inc.	163,985	5,460,701
Chico's FAS, Inc.	502,779	7,496,435
Christopher & Banks Corp. (a)(d)	142,357	249,125
Citi Trends, Inc.	61,372	1,620,835
Conn's, Inc. (a)(d)	89,902	2,683,575
CST Brands, Inc.	286,375	9,942,940
Destination Maternity Corp.	47,814	542,689
Destination XL Group, Inc. (a)(d)	157,481	952,760
DGSE Companies, Inc. (a)	6,929	1,940
Dick's Sporting Goods, Inc.	363,538	18,224,160
DSW, Inc. Class A (d)	262,998	7,808,411
Express, Inc. (a)(d)	318,127	6,489,791
Finish Line, Inc. Class A	172,818	4,557,211
Five Below, Inc. (a)(d)	203,214	7,858,285
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc. (d)	524,150	$ 37,104,579
Francesca's Holdings Corp. (a)(d)	156,791	1,762,331
Genesco, Inc. (a)	93,855	5,620,976
GNC Holdings, Inc.	325,615	15,238,782
Group 1 Automotive, Inc.	80,826	7,064,192
Guess?, Inc. (d)	238,877	5,281,570
Haverty Furniture Companies, Inc.	80,701	1,865,000
hhgregg, Inc. (a)(d)	51,212	245,818
Hibbett Sports, Inc. (a)(d)	92,754	3,663,783
Kirkland's, Inc.	59,206	1,321,478
Lithia Motors, Inc. Class A (sub. vtg.) (d)	85,777	9,143,828
Lumber Liquidators Holdings, Inc. (a)(d)	100,451	1,517,815
MarineMax, Inc. (a)	95,176	1,551,369
Mattress Firm Holding Corp. (a)(d)	58,121	3,492,491
Michaels Companies, Inc. (a)	280,945	7,363,568
Monro Muffler Brake, Inc.	123,067	7,801,217
Murphy U.S.A., Inc. (a)	162,841	8,322,804
New York & Co., Inc. (a)	101,159	266,048
Office Depot, Inc. (a)	1,842,834	14,613,674
Outerwall, Inc. (d)	69,825	4,301,220
Pacific Sunwear of California, Inc. (a)(d)	152,515	108,286
Party City Holdco, Inc. (d)	93,488	1,583,687
Penske Automotive Group, Inc.	161,476	8,170,686
Perfumania Holdings, Inc. (a)	10,679	59,055
Pier 1 Imports, Inc. (d)	336,151	3,422,017
Rent-A-Center, Inc. (d)	198,744	5,344,226
Restoration Hardware Holdings, Inc. (a)(d)	136,187	12,594,574
Sally Beauty Holdings, Inc. (a)	481,042	12,574,438
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	371,013
Select Comfort Corp. (a)	192,087	4,677,318
Shoe Carnival, Inc.	57,855	1,498,445
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	2,705,033
Sportsman's Warehouse Holdings, Inc. (a)(d)	47,630	615,380
Stage Stores, Inc.	118,625	1,274,033
Stein Mart, Inc.	112,115	1,204,115
Systemax, Inc. (a)	37,103	338,379
Tandy Leather Factory, Inc.	3,074	24,008
The Buckle, Inc. (d)	109,898	4,637,696
The Cato Corp. Class A (sub. vtg.)	98,231	3,450,855
The Children's Place Retail Stores, Inc.	78,805	4,721,996
The Container Store Group, Inc. (a)(d)	57,080	965,223
The Men's Wearhouse, Inc.	169,670	9,577,872
The Pep Boys - Manny, Moe & Jack (a)(d)	200,196	2,422,372
Tile Shop Holdings, Inc. (a)(d)	100,402	1,194,784
Tilly's, Inc. (a)	41,468	332,159
Trans World Entertainment Corp. (a)	29,120	108,326
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	238,709	37,737,506
Vitamin Shoppe, Inc. (a)(d)	113,564	4,065,591

	Shares	Value
West Marine, Inc. (a)	56,548	$ 495,926
Williams-Sonoma, Inc.	319,549	24,295,310
Winmark Corp.	8,782	868,540
Zumiez, Inc. (a)(d)	79,325	1,849,066
		423,786,768
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	471,454	91,934
Carter's, Inc.	196,675	19,335,119
Charles & Colvard Ltd. (a)	45,090	60,421
Cherokee, Inc. (d)	35,722	915,912
Columbia Sportswear Co.	105,102	6,450,110
Crocs, Inc. (a)(d)	294,302	4,335,068
Crown Crafts, Inc.	2,227	17,994
Culp, Inc.	37,424	1,150,788
Deckers Outdoor Corp. (a)(d)	125,341	8,070,707
Delta Apparel, Inc. (a)	17,128	279,015
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	25,411
G-III Apparel Group Ltd. (a)(d)	143,160	9,925,283
Iconix Brand Group, Inc. (a)(d)	180,793	2,511,215
Joe's Jeans, Inc. (a)	173,010	28,547
Kate Spade & Co. (a)(d)	481,894	9,136,710
Lakeland Industries, Inc. (a)(d)	20,493	190,380
lululemon athletica, Inc. (a)(d)	391,359	25,050,890
Movado Group, Inc.	68,178	1,930,119
Oxford Industries, Inc.	55,126	4,639,404
Perry Ellis International, Inc. (a)(d)	47,883	1,185,583
Quiksilver, Inc. (a)(d)	451,488	194,185
Rocky Brands, Inc.	27,150	495,488
Sequential Brands Group, Inc. (a)(d)	103,993	1,702,365
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	154,143	21,694,086
Steven Madden Ltd. (a)	208,816	8,532,222
Superior Uniform Group, Inc.	29,286	497,276
Tumi Holdings, Inc. (a)(d)	224,245	4,422,111
Unifi, Inc. (a)	54,521	1,582,745
Vera Bradley, Inc. (a)(d)	83,488	903,340
Vince Holding Corp. (a)	64,416	591,339
Wolverine World Wide, Inc. (d)	391,820	10,559,549
		146,505,316
TOTAL CONSUMER DISCRETIONARY		2,574,961,574
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	33,644	6,899,375
Castle Brands, Inc. (a)(d)	356,392	431,234
Coca-Cola Bottling Co. Consolidated	18,110	2,793,105
Craft Brew Alliance, Inc. (a)(d)	36,075	294,733
Crystal Rock Holdings, Inc. (a)	4,384	3,332
MGP Ingredients, Inc.	46,803	746,040
National Beverage Corp. (a)	51,827	1,369,269
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Primo Water Corp. (a)	85,053	$ 552,845
REED'S, Inc. (a)(d)	29,216	154,845
		13,244,778
Food & Staples Retailing - 0.6%
Andersons, Inc.	100,240	3,546,491
Casey's General Stores, Inc.	145,582	15,411,311
Chefs' Warehouse Holdings (a)(d)	70,559	1,068,263
Fairway Group Holdings Corp. (a)(d)	95,758	217,371
Fresh Market, Inc. (a)(d)	165,784	3,569,330
Ingles Markets, Inc. Class A (d)	40,864	2,030,941
Liberator Medical Holdings, Inc.	150,045	382,615
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	36,760	892,533
PriceSmart, Inc.	76,366	6,491,874
Rite Aid Corp. (a)	3,430,032	28,297,764
Roundy's, Inc. (a)(d)	171,935	421,241
Smart & Final Stores, Inc.	97,642	1,591,565
SpartanNash Co.	150,106	4,248,000
Sprouts Farmers Market LLC (a)(d)	541,855	11,037,586
SUPERVALU, Inc. (a)	771,030	6,353,287
United Natural Foods, Inc. (a)(d)	184,510	8,884,157
Village Super Market, Inc. Class A	24,173	671,768
Weis Markets, Inc.	48,551	1,973,598
		97,089,695
Food Products - 1.6%
Alico, Inc.	12,666	532,859
B&G Foods, Inc. Class A	216,782	6,588,005
Boulder Brands, Inc. (a)(d)	220,278	1,806,280
Bunge Ltd.	536,296	38,854,645
Cal-Maine Foods, Inc. (d)	111,404	5,917,780
Calavo Growers, Inc.	57,925	3,374,131
Coffee Holding Co., Inc. (a)(d)	9,926	46,454
Darling International, Inc. (a)	616,685	7,918,235
Dean Foods Co.	350,225	5,764,704
Diamond Foods, Inc. (a)(d)	104,124	3,141,421
Farmer Brothers Co. (a)(d)	26,512	606,064
Flowers Foods, Inc.	700,106	16,249,460
Fresh Del Monte Produce, Inc.	130,882	5,181,618
Freshpet, Inc. (d)	62,817	815,993
Golden Enterprises Ltd.	2,595	10,328
Ingredion, Inc.	267,098	23,061,241
Inventure Foods, Inc. (a)	76,402	660,877
J&J Snack Foods Corp.	58,902	6,712,472
John B. Sanfilippo & Son, Inc. (d)	31,541	1,630,354
Lancaster Colony Corp.	74,931	7,105,707
Landec Corp. (a)	103,509	1,376,670
Lifeway Foods, Inc. (a)	18,911	272,508
Limoneira Co. (d)	40,031	759,788
Omega Protein Corp. (a)	81,771	1,395,831
Pilgrim's Pride Corp. (d)	232,580	4,878,366

	Shares	Value
Pinnacle Foods, Inc.	407,080	$ 18,253,467
Post Holdings, Inc. (a)(d)	229,070	14,953,690
RiceBran Technologies (a)(d)	15,640	35,190
Rocky Mountain Chocolate Factory, Inc.	3,001	35,922
S&W Seed Co. (a)	38,997	194,985
Sanderson Farms, Inc. (d)	74,629	5,152,386
Seaboard Corp. (a)(d)	1,110	3,685,466
Seneca Foods Corp. Class A (a)(d)	25,855	762,205
Snyders-Lance, Inc.	206,804	6,983,771
The Hain Celestial Group, Inc. (a)(d)	380,173	23,137,329
Tootsie Roll Industries, Inc. (d)	89,616	2,785,265
TreeHouse Foods, Inc. (a)(d)	161,221	12,796,111
WhiteWave Foods Co. (a)	650,127	29,996,860
		263,434,438
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	166,761	2,109,527
Church & Dwight Co., Inc.	489,513	42,235,182
Energizer Holdings, Inc.	236,996	9,896,953
HRG Group, Inc. (a)	412,864	5,317,688
Ocean Bio-Chem, Inc. (a)	26,292	67,308
Oil-Dri Corp. of America	15,023	350,787
Orchids Paper Products Co.	33,193	830,821
Spectrum Brands Holdings, Inc.	102,829	10,106,034
WD-40 Co.	53,577	4,486,538
		75,400,838
Personal Products - 0.5%
Avon Products, Inc. (d)	1,652,867	8,578,380
CCA Industries, Inc. (a)	3,083	7,831
Coty, Inc. Class A (d)	269,455	8,167,181
Cyanotech Corp. (a)	3,808	26,618
DS Healthcare Group, Inc. (a)(d)	37,637	125,708
Edgewell Personal Care Co. (a)	231,648	20,398,923
Elizabeth Arden, Inc. (a)(d)	97,210	1,072,226
Herbalife Ltd. (a)(d)	257,300	14,812,761
Inter Parfums, Inc.	69,261	1,780,008
LifeVantage Corp. (a)(d)	379,647	322,700
Mannatech, Inc. (a)	4,519	78,179
MediFast, Inc. (a)(d)	48,925	1,358,647
MYOS Corp. (a)	849	1,443
Natural Alternatives International, Inc. (a)	20,104	118,614
Natural Health Trends Corp. (d)	26,106	698,074
Nature's Sunshine Products, Inc.	31,943	390,982
Nu Skin Enterprises, Inc. Class A	222,175	10,148,954
Nutraceutical International Corp. (a)(d)	30,812	746,883
Reliv International, Inc. (a)	10,690	11,545
Revlon, Inc. (a)	50,358	1,678,936
Synutra International, Inc. (a)(d)	75,905	379,525
The Female Health Co. (a)(d)	72,631	101,683
United-Guardian, Inc.	6,016	110,935
USANA Health Sciences, Inc. (a)	23,517	3,445,005
		74,561,741
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	131,525	$ 102,024
Alliance One International, Inc. (a)	33,481	772,741
Universal Corp. (d)	83,147	4,091,664
Vapor Corp. (a)(d)	8,630	6,645
Vector Group Ltd. (d)	272,912	6,503,493
		11,476,567
TOTAL CONSUMER STAPLES		535,208,057
ENERGY - 4.0%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (a)	25,677	191,807
Atwood Oceanics, Inc. (d)	229,756	4,390,637
Basic Energy Services, Inc. (a)(d)	124,305	647,629
Bristow Group, Inc.	132,485	4,909,894
C&J Energy Services Ltd. (a)(d)	173,468	961,013
Carbo Ceramics, Inc. (d)	73,233	2,008,049
Core Laboratories NV (d)	161,844	18,722,114
Dawson Geophysical Co. (a)	74,501	344,940
Dril-Quip, Inc. (a)(d)	145,438	10,026,496
ENGlobal Corp. (a)	49,530	51,016
Enservco Corp. (a)(d)	77,749	62,199
Era Group, Inc. (a)(d)	75,717	1,279,617
Exterran Holdings, Inc.	263,382	5,878,686
Fairmount Santrol Holidings, Inc. (a)(d)	95,787	479,893
Forbes Energy Services Ltd. (a)(d)	27,033	24,600
Forum Energy Technologies, Inc. (a)(d)	238,961	3,756,467
Frank's International NV	129,834	2,117,593
Geospace Technologies Corp. (a)(d)	48,225	854,065
Glori Energy, Inc. (a)(d)	55,391	55,391
GreenHunter Energy, Inc. (a)(d)	80,259	44,142
Gulf Island Fabrication, Inc.	51,115	645,582
Gulfmark Offshore, Inc. Class A (d)	96,074	867,548
Helix Energy Solutions Group, Inc. (a)	378,145	2,628,108
Hornbeck Offshore Services, Inc. (a)(d)	118,257	2,335,576
Independence Contract Drilling, Inc. (d)	36,756	254,719
ION Geophysical Corp. (a)(d)	475,305	247,159
Key Energy Services, Inc. (a)(d)	479,802	341,235
Matrix Service Co. (a)	100,214	2,004,280
McDermott International, Inc. (a)(d)	897,986	4,561,769
Mitcham Industries, Inc. (a)(d)	40,926	176,391
Nabors Industries Ltd.	1,090,869	12,588,628
Natural Gas Services Group, Inc. (a)(d)	50,527	1,095,931
Newpark Resources, Inc. (a)(d)	318,031	2,331,167
Noble Corp. (d)	883,917	11,508,599
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	167,118
Oceaneering International, Inc.	370,040	16,215,153
Oil States International, Inc. (a)	196,207	5,566,393
Paragon Offshore PLC (d)	348,176	313,358
Parker Drilling Co. (a)	477,721	1,609,920

	Shares	Value
Patterson-UTI Energy, Inc.	559,895	$ 9,115,091
PHI, Inc. (non-vtg.) (a)	50,199	1,273,047
Pioneer Energy Services Corp. (a)	230,451	762,793
Profire Energy, Inc. (a)	83,066	90,542
RigNet, Inc. (a)(d)	47,123	1,358,556
Rowan Companies PLC (d)	464,934	8,354,864
RPC, Inc. (d)	238,317	2,769,244
SAExploration Holdings, Inc. (a)	4,850	14,938
SEACOR Holdings, Inc. (a)(d)	63,392	4,089,418
Seventy Seven Energy, Inc. (a)(d)	162,514	466,415
Superior Energy Services, Inc.	562,661	8,951,937
Synthesis Energy Systems, Inc. (a)(d)	247,060	242,786
Tesco Corp.	134,664	1,143,297
TETRA Technologies, Inc. (a)	318,294	2,447,681
Tidewater, Inc. (d)	175,026	3,138,216
U.S. Silica Holdings, Inc. (d)	198,156	3,982,936
Unit Corp. (a)(d)	183,140	2,783,728
Vantage Drilling Co. (a)(d)	693,926	96,039
Weatherford International Ltd. (a)(d)	2,914,957	29,586,814
Willbros Group, Inc. (a)(d)	147,556	132,874
		203,066,098
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (a)(d)	360,502	702,979
Adams Resources & Energy, Inc.	9,909	451,949
Aemetis, Inc. (a)(d)	44,295	136,872
Alon U.S.A. Energy, Inc.	96,661	1,792,095
Amyris, Inc. (a)(d)	158,493	286,872
Antero Resources Corp. (a)(d)	218,050	5,634,412
Approach Resources, Inc. (a)(d)	134,203	343,560
Arch Coal, Inc. (a)(d)	76,107	708,556
Ardmore Shipping Corp.	69,755	782,651
Barnwell Industries, Inc. (a)	11,298	25,985
Bill Barrett Corp. (a)(d)	182,682	999,271
Bonanza Creek Energy, Inc. (a)(d)	146,972	1,124,336
California Resources Corp.	1,151,799	4,468,980
Callon Petroleum Co. (a)(d)	249,336	2,286,411
Carrizo Oil & Gas, Inc. (a)	176,740	6,438,638
Centrus Energy Corp. Class A (a)	22,164	84,002
Ceres, Inc. (a)(d)	25,094	29,611
Cheniere Energy, Inc. (a)	826,564	51,370,953
Clayton Williams Energy, Inc. (a)(d)	23,257	1,183,316
Clean Energy Fuels Corp. (a)(d)	265,500	1,412,460
Cloud Peak Energy, Inc. (a)(d)	217,127	1,037,867
Cobalt International Energy, Inc. (a)(d)	1,133,027	9,075,546
Comstock Resources, Inc. (d)	152,811	466,074
Concho Resources, Inc. (a)	449,818	48,652,315
Contango Oil & Gas Co. (a)	60,176	560,239
Continental Resources, Inc. (a)(d)	322,457	10,350,870
CVR Energy, Inc. (d)	62,814	2,525,751
Dakota Plains Holdings, Inc. (a)(d)	177,462	147,293
Delek U.S. Holdings, Inc.	191,106	5,878,421
Denbury Resources, Inc. (d)	1,368,032	5,937,259
DHT Holdings, Inc.	345,059	2,467,172
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Diamondback Energy, Inc.	236,003	$ 16,116,645
Earthstone Energy, Inc. (a)(d)	8,088	137,092
Eclipse Resources Corp. (a)(d)	157,525	606,471
Emerald Oil, Inc. (a)(d)	12,898	46,562
Energen Corp.	297,421	15,465,892
Energy XXI (Bermuda) Ltd. (d)	349,915	664,839
EP Energy Corp. (a)(d)	144,956	1,027,738
Escalera Resources Co. (a)	27,291	3,141
Evolution Petroleum Corp.	101,231	594,226
EXCO Resources, Inc. (d)	629,813	526,335
FieldPoint Petroleum Corp. (a)	9,981	9,781
FX Energy, Inc. (a)(d)	199,058	192,967
Gastar Exploration, Inc. (a)(d)	271,506	447,985
Gevo, Inc. (a)(d)	62,494	150,611
Goodrich Petroleum Corp. (a)(d)	160,923	146,955
Green Plains, Inc.	130,090	2,765,713
Gulfport Energy Corp. (a)	401,500	14,385,745
Halcon Resources Corp. (a)(d)	1,490,129	1,713,648
Hallador Energy Co. (d)	57,447	461,874
Harvest Natural Resources, Inc. (a)(d)	160,875	239,704
HollyFrontier Corp.	735,266	34,454,565
Houston American Energy Corp. (a)	98,796	17,872
Isramco, Inc. (a)(d)	3,497	458,107
Jones Energy, Inc. (a)(d)	119,590	709,169
Kosmos Energy Ltd. (a)(d)	418,751	2,931,257
Laredo Petroleum, Inc. (a)(d)	463,151	4,719,509
Lilis Energy, Inc. (a)	37,019	28,357
Lucas Energy, Inc. (a)	1,012	3,016
Magellan Petroleum Corp. (a)	20,946	36,027
Magnum Hunter Resources Corp. (a)(d)	709,293	567,434
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	0
Matador Resources Co. (a)(d)	296,166	6,785,163
Memorial Resource Development Corp. (a)	272,225	5,283,887
Mexco Energy Corp. (a)	2,175	6,677
Midstates Petroleum Co., Inc. (a)(d)	16,088	81,566
Northern Oil & Gas, Inc. (a)(d)	212,435	1,280,983
Oasis Petroleum, Inc. (a)(d)	520,829	5,812,452
Pacific Ethanol, Inc. (a)(d)	83,671	592,391
Panhandle Royalty Co. Class A	58,682	1,030,456
Par Petroleum Corp. (a)(d)	100,512	1,943,902
Parsley Energy, Inc. Class A (a)(d)	219,601	3,777,137
PBF Energy, Inc. Class A (d)	321,966	9,633,223
PDC Energy, Inc. (a)(d)	149,838	8,417,899
Peabody Energy Corp. (d)	1,050,681	2,836,839
Pedevco Corp. (a)	61,846	20,409
Penn Virginia Corp. (a)(d)	257,279	316,453
Petroquest Energy, Inc. (a)(d)	221,568	319,058
PostRock Energy Corp. (a)	1,751	2,171
QEP Resources, Inc.	597,034	8,382,357

	Shares	Value
Renewable Energy Group, Inc. (a)(d)	121,059	$ 1,019,317
Resolute Energy Corp. (a)(d)	282,032	141,016
Rex American Resources Corp. (a)(d)	18,101	970,576
Rex Energy Corp. (a)(d)	201,679	695,793
Rice Energy, Inc. (a)	247,857	4,820,819
Ring Energy, Inc. (a)(d)	95,058	974,345
Royale Energy, Inc. (a)(d)	42,889	40,745
RSP Permian, Inc. (a)(d)	195,812	4,687,739
Sanchez Energy Corp. (a)(d)	197,738	1,273,433
SandRidge Energy, Inc. (a)(d)	1,444,314	769,964
Saratoga Resources, Inc. (a)	63,209	948
SemGroup Corp. Class A	163,425	8,988,375
SM Energy Co. (d)	255,291	9,369,180
Solazyme, Inc. (a)(d)	251,960	667,694
Stone Energy Corp. (a)	222,023	1,258,870
Swift Energy Co. (a)(d)	152,498	91,804
Synergy Resources Corp. (a)(d)	344,577	3,700,757
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp.	179,275	11,842,907
Teekay Corp.	177,412	6,521,665
Tengasco, Inc. (a)	63,216	13,275
TransAtlantic Petroleum Ltd. (a)	79,564	241,079
Triangle Petroleum Corp. (a)(d)	288,021	1,163,605
U.S. Energy Corp. (a)	99,524	61,705
Ultra Petroleum Corp. (a)(d)	570,926	4,864,290
Uranium Energy Corp. (a)(d)	338,597	419,860
Uranium Resources, Inc. (a)(d)	68,380	58,807
VAALCO Energy, Inc. (a)	208,727	371,534
Vertex Energy, Inc. (a)(d)	54,529	139,594
W&T Offshore, Inc. (d)	130,520	465,956
Warren Resources, Inc. (a)(d)	299,550	179,730
Western Refining, Inc. (d)	265,467	11,420,390
Westmoreland Coal Co. (a)(d)	66,816	1,014,267
Whiting Petroleum Corp. (a)	766,204	14,810,723
World Fuel Services Corp.	269,765	10,426,417
WPX Energy, Inc. (a)	884,005	6,462,077
Yuma Energy, Inc. (a)(d)	106,091	50,924
ZaZa Energy Corp. (a)(d)	34,587	16,948
Zion Oil & Gas, Inc. (a)(d)	112,487	167,606
Zion Oil & Gas, Inc. rights 9/30/15	22,497	0
		433,699,710
TOTAL ENERGY		636,765,808
FINANCIALS - 24.4%
Banks - 5.6%
1st Source Corp.	69,027	2,066,668
Access National Corp.	27,666	565,216
ACNB Corp. (d)	12,934	264,888
Ameriana Bancorp	4,881	111,287
American National Bankshares, Inc.	26,437	624,706
American River Bankshares (a)	8,231	83,133
Ameris Bancorp	106,214	2,896,456
AmeriServ Financial, Inc.	14,728	48,455
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Ames National Corp.	20,152	$ 476,998
Arrow Financial Corp.	42,701	1,175,559
Associated Banc-Corp.	566,459	10,400,187
Athens Bancshares Corp.	914	22,567
Auburn National Bancorp., Inc.	3,534	95,277
Banc of California, Inc.	131,162	1,625,097
BancFirst Corp.	28,924	1,749,034
Bancorp, Inc., Delaware (a)(d)	154,431	1,133,524
BancorpSouth, Inc.	313,771	7,455,199
Bank of Hawaii Corp.	163,427	10,142,280
Bank of Marin Bancorp	17,003	816,144
Bank of the Ozarks, Inc. (d)	266,736	11,149,565
BankUnited, Inc.	378,111	13,475,876
Bankwell Financial Group, Inc. (a)(d)	9,668	174,894
Banner Corp.	91,935	4,082,833
Bar Harbor Bankshares	22,746	754,257
Baylake Corp.	26,171	340,223
BBCN Bancorp, Inc.	312,040	4,540,182
BCB Bancorp, Inc.	9,297	106,916
Berkshire Hills Bancorp, Inc.	129,777	3,631,160
Blue Hills Bancorp, Inc. (d)	114,361	1,618,208
BNC Bancorp	133,092	2,749,681
BOK Financial Corp. (d)	85,092	5,384,622
Boston Private Financial Holdings, Inc.	308,411	3,670,091
Bridge Bancorp, Inc.	41,995	1,106,988
Bryn Mawr Bank Corp.	81,577	2,421,205
BSB Bancorp, Inc. (a)(d)	29,828	624,002
C & F Financial Corp.	11,407	416,241
C1 Financial, Inc.	4,158	78,628
Camden National Corp.	25,292	1,011,933
Capital Bank Financial Corp. Series A (a)(d)	131,007	4,031,085
Capital City Bank Group, Inc.	39,065	583,631
Cardinal Financial Corp.	145,520	3,246,551
Cascade Bancorp (a)	114,458	619,218
Cathay General Bancorp	275,044	8,149,554
Centerstate Banks of Florida, Inc.	204,586	2,827,379
Central Pacific Financial Corp.	119,031	2,468,703
Central Valley Community Bancorp	14,885	171,922
Century Bancorp, Inc. Class A (non-vtg.)	7,814	325,766
Chemical Financial Corp.	150,352	4,802,243
Chemung Financial Corp.	11,097	294,071
CIT Group, Inc.	647,165	28,112,848
Citizens & Northern Corp.	39,637	791,947
Citizens Financial Group, Inc.	1,503,445	37,315,505
City Holding Co. (d)	78,433	3,734,979
City National Corp.	178,586	15,676,279
CNB Financial Corp., Pennsylvania	41,369	705,341
CoBiz, Inc.	138,634	1,785,606
Codorus Valley Bancorp, Inc.	2,279	47,791
Colony Bankcorp, Inc. (a)	4,518	39,894

	Shares	Value
Columbia Banking Systems, Inc.	228,552	$ 6,927,411
Commerce Bancshares, Inc.	308,463	13,822,227
Community Bank System, Inc.	184,395	6,575,526
Community Trust Bancorp, Inc.	67,587	2,372,304
CommunityOne Bancorp (a)	22,848	240,589
ConnectOne Bancorp, Inc.	117,034	2,241,201
CU Bancorp (a)	37,604	811,118
Cullen/Frost Bankers, Inc.	205,008	13,255,817
Customers Bancorp, Inc. (a)	90,779	2,224,993
CVB Financial Corp. (d)	407,258	6,617,943
DNB Financial Corp.	1,770	45,330
Eagle Bancorp, Inc. (a)	123,643	5,181,878
East West Bancorp, Inc.	532,198	21,506,121
Eastern Virginia Bankshares, Inc.	8,987	59,045
Enterprise Bancorp, Inc.	21,548	471,686
Enterprise Financial Services Corp.	73,655	1,761,091
Farmers Capital Bank Corp. (a)	28,648	743,129
Farmers National Banc Corp.	58,124	483,010
FCB Financial Holdings, Inc. Class A	32,156	1,060,505
Fidelity Southern Corp.	65,285	1,259,674
Financial Institutions, Inc.	51,990	1,287,792
First Bancorp, North Carolina	71,380	1,214,888
First Bancorp, Puerto Rico (a)(d)	397,950	1,595,780
First Bancshares, Inc.	1,969	33,985
First Busey Corp.	288,631	1,847,238
First Business Finance Services, Inc.	14,492	325,056
First Citizen Bancshares, Inc.	33,105	7,851,844
First Commonwealth Financial Corp.	367,622	3,253,455
First Community Bancshares, Inc.	59,529	1,054,259
First Community Corp.	800	9,784
First Connecticut Bancorp, Inc.	52,765	897,005
First Financial Bancorp, Ohio	253,298	4,670,815
First Financial Bankshares, Inc. (d)	245,043	7,630,639
First Financial Corp., Indiana	45,484	1,495,969
First Horizon National Corp.	865,658	12,578,011
First Internet Bancorp	14,356	449,917
First Interstate Bancsystem, Inc.	99,832	2,663,518
First Merchants Corp.	159,063	4,138,819
First Midwest Bancorp, Inc., Delaware	350,526	6,183,279
First NBC Bank Holding Co. (a)	54,711	1,914,885
First Niagara Financial Group, Inc.	1,307,193	12,091,535
First of Long Island Corp.	40,010	1,021,455
First Republic Bank	496,755	29,959,294
First Security Group, Inc. (a)	211,504	526,645
First South Bancorp, Inc., Virginia	39,689	308,780
First United Corp. (a)	14,602	118,860
FirstMerit Corp.	629,336	11,302,875
Flushing Financial Corp.	128,655	2,566,667
FNB Corp., Pennsylvania	632,402	7,942,969
Franklin Financial Network, Inc.	10,704	253,471
Fulton Financial Corp.	674,238	8,198,734
German American Bancorp, Inc.	45,006	1,304,274
Glacier Bancorp, Inc.	290,763	7,562,746
Great Southern Bancorp, Inc.	40,977	1,650,144
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Great Western Bancorp, Inc.	194,520	$ 4,896,068
Green Bancorp, Inc.	18,354	219,514
Guaranty Bancorp	70,440	1,129,858
Hampton Roads Bankshares, Inc. (a)(d)	275,254	503,715
Hancock Holding Co.	292,361	8,209,497
Hanmi Financial Corp.	125,047	3,031,139
Heartland Financial U.S.A., Inc.	70,245	2,554,811
Heritage Commerce Corp.	72,226	764,151
Heritage Financial Corp., Washington	130,856	2,318,768
Heritage Oaks Bancorp	85,288	662,688
Hilltop Holdings, Inc. (a)	291,686	6,023,316
Home Bancshares, Inc.	239,805	9,141,367
HomeTrust Bancshares, Inc. (a)	82,069	1,492,835
Horizon Bancorp Industries	23,504	555,400
IBERIABANK Corp.	127,947	7,791,972
Independent Bank Corp.	94,433	1,328,672
Independent Bank Corp., Massachusetts	103,188	4,673,385
Independent Bank Group, Inc.	20,676	876,456
International Bancshares Corp.	248,261	6,367,895
Investar Holding Corp.	4,529	71,286
Investors Bancorp, Inc.	1,233,394	14,529,381
Jacksonville Bancorp, Inc. (a)	5,933	82,647
Lakeland Bancorp, Inc.	133,552	1,477,085
Lakeland Financial Corp.	76,194	3,130,811
LCNB Corp.	22,903	357,516
LegacyTexas Financial Group, Inc. (d)	145,930	4,132,738
Macatawa Bank Corp.	68,107	354,156
MainSource Financial Group, Inc.	86,682	1,795,184
MB Financial, Inc. (d)	245,280	8,079,523
MBT Financial Corp. (a)	19,435	127,882
Mercantile Bank Corp.	60,814	1,234,524
Merchants Bancshares, Inc.	19,984	575,739
Metro Bancorp, Inc.	50,531	1,447,208
Middleburg Financial Corp.	14,592	260,029
Midsouth Bancorp, Inc.	31,992	444,689
MidWestOne Financial Group, Inc.	23,222	677,386
Monarch Financial Holdings, Inc.	16,880	210,831
MutualFirst Financial, Inc.	10,822	253,884
National Bank Holdings Corp.	155,534	3,137,121
National Bankshares, Inc. (d)	22,639	719,241
National Commerce Corp.	7,652	176,532
National Penn Bancshares, Inc.	521,998	6,271,806
NBT Bancorp, Inc.	208,394	5,397,405
NewBridge Bancorp	108,261	903,979
Northeast Bancorp	20,002	213,821
Northrim Bancorp, Inc.	21,894	595,079
Norwood Financial Corp.	3,693	104,475
OFG Bancorp (d)	179,793	1,553,412
Ohio Valley Banc Corp.	8,415	196,911
Old Line Bancshares, Inc.	14,975	234,059
Old National Bancorp, Indiana	414,416	5,718,941

	Shares	Value
Old Point Financial Corp.	1,505	$ 23,629
Old Second Bancorp, Inc. (a)	91,189	568,107
Opus Bank	33,610	1,236,512
Orrstown Financial Services, Inc.	18,291	318,446
Pacific Continental Corp.	69,970	904,012
Pacific Mercantile Bancorp (a)	34,281	247,166
Pacific Premier Bancorp, Inc. (a)	70,269	1,318,246
PacWest Bancorp	358,962	15,306,140
Palmetto Bancshares, Inc. (d)	14,630	281,628
Park National Corp.	61,528	5,181,273
Park Sterling Corp.	156,309	1,126,988
Patriot National Bancorp, Inc. (a)	1,402	24,409
Peapack-Gladstone Financial Corp.	55,493	1,177,561
Penns Woods Bancorp, Inc.	12,302	527,633
Peoples Bancorp of North Carolina	1,842	35,772
Peoples Bancorp, Inc.	60,404	1,327,680
Peoples Financial Corp., Mississippi (a)	7,232	71,091
Peoples Financial Services Corp. (d)	24,825	887,494
Pinnacle Financial Partners, Inc.	131,415	6,231,699
Popular, Inc. (a)	389,677	11,440,917
Porter Bancorp, Inc. (a)	3,733	5,711
Preferred Bank, Los Angeles	51,965	1,592,727
Premier Financial Bancorp, Inc.	10,929	168,962
PrivateBancorp, Inc.	275,419	10,424,609
Prosperity Bancshares, Inc.	231,455	11,959,280
QCR Holdings, Inc. (d)	39,029	847,320
Renasant Corp.	174,958	5,483,184
Republic Bancorp, Inc., Kentucky Class A	38,600	964,614
Republic First Bancorp, Inc. (a)(d)	79,032	278,983
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	28,291
S&T Bancorp, Inc.	122,957	3,678,873
Sandy Spring Bancorp, Inc.	106,633	2,737,269
SB Financial Group, Inc.	532	5,692
Seacoast Banking Corp., Florida (a)	80,372	1,250,588
ServisFirst Bancshares, Inc.	9,292	348,357
Shore Bancshares, Inc.	30,383	294,107
Sierra Bancorp	34,690	589,730
Signature Bank (a)	188,280	25,133,497
Simmons First National Corp. Class A	62,615	2,746,920
South State Corp. (d)	95,276	7,159,991
Southern First Bancshares, Inc. (a)	400	8,064
Southern National Bancorp of Virginia, Inc.	13,582	154,563
Southside Bancshares, Inc. (d)	91,817	2,390,915
Southwest Bancorp, Inc., Oklahoma	63,650	1,061,682
Square 1 Financial, Inc. Class A (a)	24,153	608,897
State Bank Financial Corp.	153,774	3,106,235
Sterling Bancorp	505,190	7,087,816
Stock Yards Bancorp, Inc.	59,300	2,089,732
Stonegate Bank	63,728	1,987,039
Suffolk Bancorp	39,970	1,065,600
Summit Financial Group, Inc.	1,903	22,284
Sun Bancorp, Inc. (a)	31,777	631,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	190,446	$ 23,820,986
Synovus Financial Corp.	502,149	15,280,394
TCF Financial Corp.	630,705	9,788,542
Texas Capital Bancshares, Inc. (a)	169,578	9,133,471
The First Bancorp, Inc.	27,026	501,332
Tompkins Financial Corp.	54,825	2,877,764
TowneBank (d)	182,845	3,357,034
Trico Bancshares	90,636	2,151,699
TriState Capital Holdings, Inc. (a)	47,416	594,122
Triumph Bancorp, Inc.	26,636	385,423
Trustmark Corp.	265,589	6,116,515
Two River Bancorp	1,393	12,551
UMB Financial Corp. (d)	154,917	7,765,989
Umpqua Holdings Corp.	830,674	13,880,563
Union Bankshares Corp.	176,041	4,154,568
Union Bankshares, Inc.	388	10,336
United Bancorp, Inc.	370	3,097
United Bankshares, Inc., West Virginia (d)	235,135	8,798,752
United Community Bank, Inc.	171,185	3,350,090
United Security Bancshares, Inc.	8,545	73,316
United Security Bancshares, California	8,271	42,430
Unity Bancorp, Inc.	1,158	11,707
Univest Corp. of Pennsylvania	65,013	1,258,002
Valley National Bancorp	797,775	7,546,952
Veritex Holdings, Inc.	4,756	74,098
Washington Trust Bancorp, Inc.	63,697	2,459,341
Webster Financial Corp.	337,867	11,953,734
WesBanco, Inc.	149,647	4,607,631
West Bancorp., Inc.	49,707	896,217
Westamerica Bancorp. (d)	98,932	4,465,790
Westbury Bancorp, Inc. (a)	15,948	277,655
Western Alliance Bancorp. (a)	346,126	10,563,766
Wilshire Bancorp, Inc.	331,986	3,545,610
Wintrust Financial Corp.	178,110	9,083,610
Xenith Bankshares, Inc. (a)	17,541	105,246
Yadkin Financial Corp.	92,264	1,920,936
Your Community Bankshares, Inc.	113	3,359
		890,414,920
Capital Markets - 1.7%
Arlington Asset Investment Corp. (d)	82,136	1,367,564
Artisan Partners Asset Management, Inc. (d)	125,935	5,146,963
Ashford, Inc. (a)(d)	4,486	328,600
BGC Partners, Inc. Class A	731,463	6,414,931
Calamos Asset Management, Inc. Class A	66,235	699,442
Cohen & Steers, Inc.	74,518	2,234,050
Cowen Group, Inc. Class A (a)(d)	378,186	2,000,604
Diamond Hill Investment Group, Inc.	11,220	2,184,758
Eaton Vance Corp. (non-vtg.)	440,486	15,271,650

	Shares	Value
Evercore Partners, Inc. Class A	137,728	$ 7,214,193
FBR & Co.	29,224	641,175
Federated Investors, Inc. Class B (non-vtg.) (d)	363,488	11,268,128
Financial Engines, Inc. (d)	195,287	6,339,016
FXCM, Inc. Class A (d)	170,833	182,791
GAMCO Investors, Inc. Class A	16,526	966,771
Greenhill & Co., Inc.	99,194	3,482,701
HFF, Inc.	125,499	4,559,379
Institutional Financial Markets, Inc.	16,813	23,370
Interactive Brokers Group, Inc.	217,290	8,674,217
INTL FCStone, Inc. (a)(d)	57,706	1,526,901
Investment Technology Group, Inc. (d)	133,556	2,192,990
Janus Capital Group, Inc. (d)	547,386	8,145,104
KCG Holdings, Inc. Class A (a)(d)	194,127	2,232,461
Ladenburg Thalmann Financial Services, Inc. (a)(d)	402,412	1,050,295
Lazard Ltd. Class A	485,379	24,137,898
LPL Financial (d)	277,286	11,152,443
Manning & Napier, Inc. Class A	54,262	519,287
Moelis & Co. Class A	50,767	1,384,924
NorthStar Asset Management Group, Inc.	726,752	12,209,434
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	802,170
Piper Jaffray Companies (a)	58,981	2,468,945
Pzena Investment Management, Inc.	50,731	512,890
Raymond James Financial, Inc.	470,874	24,951,613
RCS Capital Corp. Class A (a)(d)	169,484	345,747
Safeguard Scientifics, Inc. (a)(d)	80,346	1,406,055
SEI Investments Co.	486,339	24,599,027
Silvercrest Asset Management Group Class A	16,670	196,206
Stifel Financial Corp. (a)	256,848	11,969,117
TD Ameritrade Holding Corp.	1,018,287	34,071,883
U.S. Global Investments, Inc. Class A	36,632	75,096
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A (d)	72,606	1,709,145
Virtus Investment Partners, Inc. (d)	26,142	3,007,899
Waddell & Reed Financial, Inc. Class A (d)	315,585	12,329,906
Walter Investment Management Corp. (a)(d)	140,444	2,308,899
Westwood Holdings Group, Inc.	27,304	1,515,645
WisdomTree Investments, Inc. (d)	421,306	7,899,488
		273,721,772
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	1,645,482	35,970,237
Asta Funding, Inc. (a)	27,914	247,597
Atlanticus Holdings Corp. (a)	33,601	132,388
Cash America International, Inc. (d)	106,279	2,933,300
Consumer Portfolio Services, Inc. (a)	59,546	341,199
Credit Acceptance Corp. (a)(d)	31,923	6,506,227
Encore Capital Group, Inc. (a)(d)	90,712	3,685,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Enova International, Inc. (a)(d)	98,121	$ 1,275,573
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	1,248,737
First Cash Financial Services, Inc. (a)	111,991	4,621,869
First Marblehead Corp. (a)(d)	27,325	106,021
Green Dot Corp. Class A (a)	153,454	2,714,601
Imperial Holdings, Inc. (a)(d)	97,592	543,587
Imperial Holdings, Inc. warrants 4/11/19	3,852	834
J.G. Wentworth Co. (a)(d)	45,695	246,296
Nelnet, Inc. Class A	76,738	2,889,186
Nicholas Financial, Inc. (a)	73,640	911,663
PRA Group, Inc. (a)(d)	180,501	9,618,898
QC Holdings, Inc.	15,915	26,419
Regional Management Corp. (a)	42,651	703,742
Santander Consumer U.S.A. Holdings, Inc. (a)	378,005	8,489,992
SLM Corp. (a)	1,600,739	13,574,267
Springleaf Holdings, Inc. (a)	171,823	7,690,797
Synchrony Financial (d)	479,184	15,789,113
World Acceptance Corp. (a)(d)	33,676	1,265,544
		121,533,716
Diversified Financial Services - 0.6%
California First National Bancorp (a)	1,545	21,321
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	315,166	19,937,401
Gain Capital Holdings, Inc.	90,073	744,003
MarketAxess Holdings, Inc.	140,188	12,675,799
Marlin Business Services Corp.	34,930	479,240
MSCI, Inc. Class A	420,819	25,467,966
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	80,504	916,941
On Deck Capital, Inc. (d)	52,917	488,424
PHH Corp. (a)	187,159	3,031,976
PICO Holdings, Inc. (a)(d)	85,950	1,113,053
Resource America, Inc. Class A	57,432	435,909
Voya Financial, Inc.	798,659	34,406,230
		99,718,263
Insurance - 4.6%
1347 Property Insurance Holdings, Inc. (a)	6,993	53,427
Alleghany Corp. (a)	59,749	28,069,483
Allied World Assur Co. Holdings AG	356,872	14,253,468
AMBAC Financial Group, Inc. (a)	175,979	2,859,659
American Equity Investment Life Holding Co. (d)	307,063	7,449,348
American Financial Group, Inc.	279,076	19,272,989
American National Insurance Co.	32,652	3,242,017
Amerisafe, Inc.	72,515	3,389,351
AmTrust Financial Services, Inc. (d)	119,118	6,926,712
Arch Capital Group Ltd. (a)	462,208	31,559,562
Argo Group International Holdings, Ltd.	108,758	6,088,273

	Shares	Value
Arthur J. Gallagher & Co.	617,433	$ 26,994,171
Aspen Insurance Holdings Ltd.	240,330	11,033,550
Assured Guaranty Ltd.	563,362	14,230,524
Axis Capital Holdings Ltd.	375,830	21,046,480
Baldwin & Lyons, Inc. Class B	33,745	773,435
Blue Capital Reinsurance Holdings Ltd.	20,513	329,439
Brown & Brown, Inc.	425,135	13,629,828
Citizens, Inc. Class A (a)(d)	170,904	1,074,986
CNA Financial Corp.	125,513	4,515,958
CNO Financial Group, Inc.	744,149	13,312,826
Crawford & Co. Class B	78,389	500,122
Donegal Group, Inc. Class A	26,385	377,042
eHealth, Inc. (a)(d)	71,274	1,064,834
EMC Insurance Group	26,226	600,051
Employers Holdings, Inc.	119,545	2,635,967
Endurance Specialty Holdings Ltd.	220,356	14,047,695
Enstar Group Ltd. (a)	42,449	6,202,223
Erie Indemnity Co. Class A	97,039	7,954,287
Everest Re Group Ltd.	165,131	29,031,681
FBL Financial Group, Inc. Class A	42,270	2,411,081
Federated National Holding Co.	50,478	1,105,973
Fidelity & Guaranty Life	47,968	1,182,891
First Acceptance Corp. (a)	24,679	72,063
First American Financial Corp. (d)	400,939	15,580,490
FNF Group	1,041,430	37,918,466
FNFV Group (a)(d)	323,709	4,684,069
Global Indemnity PLC (a)(d)	37,631	1,010,016
Greenlight Capital Re, Ltd. (a)	113,545	2,895,398
Hallmark Financial Services, Inc. (a)	45,911	527,517
Hanover Insurance Group, Inc.	164,112	12,948,437
HCC Insurance Holdings, Inc.	356,807	27,570,477
HCI Group, Inc. (d)	36,061	1,433,425
Health Insurance Innovations, Inc. (a)(d)	19,782	102,471
Heritage Insurance Holdings, Inc. (a)	25,739	452,234
Horace Mann Educators Corp.	158,217	5,255,969
Independence Holding Co.	14,261	175,553
Infinity Property & Casualty Corp.	44,895	3,469,486
Investors Title Co.	4,573	326,970
James River Group Holdings Ltd.	72,297	1,995,397
Kansas City Life Insurance Co.	10,866	502,661
Kemper Corp.	192,550	6,820,121
Maiden Holdings Ltd.	214,364	3,071,836
Markel Corp. (a)	52,177	42,980,804
MBIA, Inc. (a)	578,599	4,061,765
Mercury General Corp.	139,381	7,088,918
National General Holdings Corp. (d)	207,008	3,794,457
National Interstate Corp.	62,099	1,720,142
National Western Life Insurance Co. Class A	8,974	2,040,867
Navigators Group, Inc. (a)	44,036	3,348,938
Old Republic International Corp.	894,843	14,057,984
OneBeacon Insurance Group Ltd.	89,144	1,288,131
PartnerRe Ltd.	177,647	24,588,121
Patriot National, Inc.	79,918	1,299,467
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Phoenix Companies, Inc. (a)	20,781	$ 337,691
Primerica, Inc.	191,894	8,153,576
ProAssurance Corp.	206,418	9,955,540
Reinsurance Group of America, Inc.	241,777	21,972,694
RenaissanceRe Holdings Ltd.	169,268	17,256,873
RLI Corp.	140,218	7,306,760
Safety Insurance Group, Inc.	49,480	2,601,658
Selective Insurance Group, Inc.	212,026	6,428,628
StanCorp Financial Group, Inc.	158,059	17,972,889
State Auto Financial Corp.	61,570	1,348,383
State National Companies, Inc.	119,044	1,130,918
Stewart Information Services Corp.	81,557	3,159,518
Symetra Financial Corp.	359,863	11,324,889
Third Point Reinsurance Ltd. (a)	234,926	3,286,615
United Fire Group, Inc.	81,955	2,720,906
United Insurance Holdings Corp. (d)	65,305	858,108
Universal Insurance Holdings, Inc. (d)	115,060	2,833,928
Validus Holdings Ltd.	303,742	13,449,696
W.R. Berkley Corp.	374,961	20,352,883
White Mountains Insurance Group Ltd.	22,867	16,448,462
Willis Group Holdings PLC (d)	665,089	28,658,685
		727,861,283
Real Estate Investment Trusts - 9.3%
Acadia Realty Trust (SBI)	276,181	8,161,149
AG Mortgage Investment Trust, Inc. (d)	118,038	1,951,168
Agree Realty Corp.	85,113	2,421,465
Alexanders, Inc.	12,888	4,678,344
Alexandria Real Estate Equities, Inc.	269,488	23,173,273
Altisource Residential Corp. Class B	219,951	3,358,652
American Assets Trust, Inc.	146,263	5,634,051
American Campus Communities, Inc.	410,620	14,063,735
American Capital Agency Corp.	1,305,835	24,980,624
American Capital Mortgage Investment Corp.	201,392	3,075,256
American Homes 4 Rent Class A	535,076	8,550,514
American Residential Properties, Inc. (d)	125,474	2,126,784
Annaly Capital Management, Inc.	3,511,338	35,324,060
Anworth Mortgage Asset Corp.	535,062	2,691,362
Apollo Commercial Real Estate Finance, Inc. (d)	217,372	3,558,380
Apollo Residential Mortgage, Inc.	129,369	1,805,991
Arbor Realty Trust, Inc.	168,473	1,076,542
Ares Commercial Real Estate Corp.	147,369	1,845,060
Armada Hoffler Properties, Inc.	102,551	1,023,459
Armour Residential REIT, Inc.	165,915	3,545,604
Ashford Hospitality Prime, Inc.	103,173	1,426,883
Ashford Hospitality Trust, Inc.	353,602	2,736,879
BioMed Realty Trust, Inc.	758,686	14,035,691
Blackstone Mortgage Trust, Inc.	344,694	9,544,577
Bluerock Residental Growth (REIT), Inc.	67,533	758,396
Brandywine Realty Trust (SBI)	660,673	8,007,357

	Shares	Value
Brixmor Property Group, Inc.	635,378	$ 14,499,326
BRT Realty Trust (a)	19,090	134,012
Camden Property Trust (SBI)	320,202	23,064,150
Campus Crest Communities, Inc. (d)	250,757	1,296,414
Capstead Mortgage Corp.	366,600	3,819,972
Care Capital Properties, Inc. (d)	303,838	9,659,010
CareTrust (REIT), Inc.	133,896	1,500,974
CatchMark Timber Trust, Inc.	118,399	1,192,278
CBL & Associates Properties, Inc.	632,334	9,409,130
Cedar Shopping Centers, Inc.	355,338	2,224,416
Chambers Street Properties	884,777	5,989,940
Chatham Lodging Trust	157,059	3,604,504
Cherry Hill Mortgage Investment Corp.	38,323	619,300
Chesapeake Lodging Trust	225,728	6,525,796
Chimera Investment Corp.	752,561	10,543,380
CIM Commercial Trust Corp.	9,151	138,180
City Office (REIT), Inc.	58,071	650,395
Colony Financial, Inc.	412,630	8,958,197
Columbia Property Trust, Inc.	466,880	9,981,894
Communications Sales & Leasing, Inc. (d)	457,389	9,193,519
Condor Hospitality Trust, Inc. (a)	1,649	2,243
CorEnergy Infrastructure Trust, Inc. (d)	217,848	1,117,560
Coresite Realty Corp. (d)	97,412	4,742,990
Corporate Office Properties Trust (SBI)	347,090	7,299,303
Corrections Corp. of America	437,946	12,866,853
Cousins Properties, Inc.	789,875	7,243,154
CubeSmart	612,844	15,498,825
CyrusOne, Inc.	246,615	7,807,831
CYS Investments, Inc. (d)	595,977	4,654,580
DCT Industrial Trust, Inc. (d)	340,349	10,928,606
DDR Corp. (d)	1,087,940	16,634,603
DiamondRock Hospitality Co.	775,614	9,121,221
Digital Realty Trust, Inc. (d)	504,521	31,946,270
Douglas Emmett, Inc. (d)	508,228	14,042,340
Duke Realty LP	1,276,482	23,053,265
DuPont Fabros Technology, Inc.	250,582	6,698,057
Dynex Capital, Inc. (d)	240,801	1,613,367
Easterly Government Properties, Inc.	78,889	1,236,980
EastGroup Properties, Inc.	123,895	6,690,330
Education Realty Trust, Inc.	183,568	5,369,364
Ellington Residential Mortgage REIT	28,927	376,051
Empire State Realty Trust, Inc. (d)	434,334	7,040,554
EPR Properties	215,847	10,984,454
Equity Commonwealth (a)	490,826	12,609,320
Equity Lifestyle Properties, Inc.	303,710	16,934,870
Equity One, Inc.	326,115	7,666,964
Extra Space Storage, Inc. (d)	461,428	33,905,729
Federal Realty Investment Trust (SBI) (d)	252,270	32,563,012
FelCor Lodging Trust, Inc.	482,102	3,890,563
First Industrial Realty Trust, Inc.	413,921	8,025,928
First Potomac Realty Trust	233,279	2,451,762
Five Oaks Investment Corp.	62,057	391,580
Franklin Street Properties Corp.	381,396	3,970,332
Gaming & Leisure Properties	347,981	10,766,532
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Getty Realty Corp.	125,310	$ 1,974,886
Gladstone Commercial Corp.	92,895	1,337,688
Gladstone Land Corp.	66,704	609,008
Government Properties Income Trust (d)	248,301	3,933,088
Gramercy Property Trust, Inc.	207,848	4,595,519
Great Ajax Corp. (d)	19,158	245,414
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	124,566	2,368,000
Hatteras Financial Corp.	352,200	5,716,206
Healthcare Realty Trust, Inc.	366,835	8,400,522
Healthcare Trust of America, Inc.	486,580	11,682,786
Hersha Hospitality Trust (d)	183,682	4,489,188
Highwoods Properties, Inc. (SBI)	338,059	12,825,958
Home Properties, Inc.	213,136	15,816,823
Hospitality Properties Trust (SBI)	564,898	14,529,177
Hudson Pacific Properties, Inc.	284,643	8,081,015
Independence Realty Trust, Inc.	115,122	853,054
InfraReit, Inc.	77,422	2,181,752
Inland Real Estate Corp.	395,195	3,323,590
Invesco Mortgage Capital, Inc. (d)	450,452	6,126,147
Investors Real Estate Trust (d)	532,917	3,565,215
iStar Financial, Inc. (a)(d)	299,680	3,737,010
JAVELIN Mortgage Investment Corp.	53,341	346,183
Jernigan Capital, Inc. (d)	19,625	369,343
Kilroy Realty Corp. (d)	321,766	20,869,743
Kite Realty Group Trust (d)	325,424	7,650,718
Ladder Capital Corp. Class A	79,522	1,238,953
Lamar Advertising Co. Class A	303,600	16,194,024
LaSalle Hotel Properties (SBI)	416,762	13,111,333
Lexington Corporate Properties Trust	783,923	6,326,259
Liberty Property Trust (SBI)	559,047	17,185,105
LTC Properties, Inc.	133,945	5,463,617
Mack-Cali Realty Corp.	312,483	5,852,807
Medical Properties Trust, Inc.	871,038	10,165,013
MFA Financial, Inc.	1,368,820	9,732,310
Mid-America Apartment Communities, Inc.	281,299	22,107,288
Monmouth Real Estate Investment Corp. Class A (d)	284,308	2,706,612
Monogram Residential Trust, Inc. (d)	610,595	5,654,110
National Health Investors, Inc.	128,196	7,063,600
National Retail Properties, Inc.	491,481	17,078,965
National Storage Affiliates Trust	74,883	968,986
New Residential Investment Corp.	860,290	12,181,706
New Senior Investment Group, Inc.	314,790	3,585,458
New York (REIT), Inc.	601,458	5,761,968
New York Mortgage Trust, Inc. (d)	390,199	2,551,901
Newcastle Investment Corp. (d)	278,628	1,365,277
NexPoint Residential Trust, Inc. (d)	81,233	1,003,228
NorthStar Realty Finance Corp.	1,009,557	14,184,276
Omega Healthcare Investors, Inc. (d)	602,774	20,361,706

	Shares	Value
One Liberty Properties, Inc.	60,497	$ 1,320,650
Orchid Island Capital, Inc. (d)	86,482	786,121
Outfront Media, Inc.	517,363	11,707,925
Owens Realty Mortgage, Inc. (d)	33,263	457,366
Paramount Group, Inc. (d)	543,123	8,928,942
Parkway Properties, Inc.	310,323	4,915,516
Pebblebrook Hotel Trust (d)	276,662	10,529,756
Pennsylvania Real Estate Investment Trust (SBI)	257,451	5,107,828
PennyMac Mortgage Investment Trust	274,520	4,137,016
Physicians Realty Trust	270,250	3,918,625
Piedmont Office Realty Trust, Inc. Class A	589,439	9,996,885
Post Properties, Inc.	207,822	11,505,026
Potlatch Corp.	161,680	5,338,674
Power (REIT) (a)	1,227	5,645
Preferred Apartment Communities, Inc. Class A	97,537	995,853
PS Business Parks, Inc.	78,854	5,753,188
QTS Realty Trust, Inc. Class A (d)	114,827	4,614,897
RAIT Financial Trust (d)	305,596	1,586,043
Ramco-Gershenson Properties Trust (SBI)	325,713	5,048,552
Rayonier, Inc.	471,663	10,848,249
Redwood Trust, Inc. (d)	309,145	4,510,426
Regency Centers Corp.	346,551	20,553,940
Resource Capital Corp.	545,076	1,766,046
Retail Opportunity Investments Corp.	379,374	6,043,428
Retail Properties America, Inc.	904,064	12,340,474
Rexford Industrial Realty, Inc.	207,368	2,679,195
RLJ Lodging Trust (d)	485,015	13,357,313
Rouse Properties, Inc. (d)	142,850	2,219,889
Ryman Hospitality Properties, Inc.	193,927	9,934,880
Sabra Health Care REIT, Inc. (d)	244,769	5,867,113
Saul Centers, Inc. (d)	55,021	2,714,736
Select Income REIT	140,969	2,614,975
Senior Housing Properties Trust (SBI)	872,420	13,696,994
Silver Bay Realty Trust Corp.	154,607	2,421,146
SoTHERLY Hotels, Inc.	42,144	273,936
Sovran Self Storage, Inc.	130,948	11,749,964
Spirit Realty Capital, Inc.	1,605,771	15,415,402
Stag Industrial, Inc.	233,640	3,985,898
Starwood Property Trust, Inc. (d)	869,065	18,493,703
Starwood Waypoint Residential	146,441	3,527,764
Store Capital Corp.	190,665	3,843,806
Strategic Hotel & Resorts, Inc. (a)	1,027,932	13,866,803
Summit Hotel Properties, Inc.	331,015	4,015,212
Sun Communities, Inc.	188,620	12,299,910
Sunstone Hotel Investors, Inc.	773,720	10,700,548
Tanger Factory Outlet Centers, Inc.	356,770	11,288,203
Taubman Centers, Inc.	232,614	16,048,040
Terreno Realty Corp.	173,007	3,518,962
The GEO Group, Inc.	279,901	8,405,427
Trade Street Residential, Inc. (d)	72,593	478,388
Two Harbors Investment Corp.	1,338,049	12,657,944
UDR, Inc.	959,902	31,004,835
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc.	95,496	$ 892,888
United Development Funding IV (d)	115,465	2,018,328
Universal Health Realty Income Trust (SBI)	56,799	2,612,754
Urban Edge Properties	343,615	7,184,990
Urstadt Biddle Properties, Inc. Class A	121,209	2,173,277
VEREIT, Inc.	3,410,912	27,764,824
Washington REIT (SBI) (d)	253,868	6,245,153
Weingarten Realty Investors (SBI)	424,688	13,437,128
Western Asset Mortgage Capital Corp. (d)	148,255	1,894,699
Wheeler REIT, Inc.	10,523	20,309
Whitestone REIT Class B	94,041	1,073,948
WP Carey, Inc. (d)	364,465	20,945,804
WP Glimcher, Inc.	694,923	8,415,518
Xenia Hotels & Resorts, Inc. (d)	424,028	7,844,518
ZAIS Financial Corp.	21,394	315,775
		1,492,815,941
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	176,542	5,972,416
Altisource Portfolio Solutions SA (a)	55,430	1,491,621
American Realty Investments, Inc. (a)	1,965	13,264
AV Homes, Inc. (a)(d)	40,348	570,521
Consolidated-Tomoka Land Co. (d)	21,564	1,184,511
Farmland Partners, Inc. (d)	43,759	462,533
Forest City Enterprises, Inc. Class A (a)	730,316	15,723,703
Forestar Group, Inc. (a)(d)	124,329	1,607,574
FRP Holdings, Inc. (a)	18,797	584,775
Griffin Industrial Realty, Inc.	7,298	237,112
Howard Hughes Corp. (a)	137,324	17,246,521
InterGroup Corp. (a)	845	24,505
Jones Lang LaSalle, Inc.	166,557	24,795,341
Kennedy-Wilson Holdings, Inc.	315,052	7,548,646
Marcus & Millichap, Inc. (a)	51,096	2,169,536
Maui Land & Pineapple, Inc. (a)	17,943	95,995
RE/MAX Holdings, Inc.	45,953	1,685,556
Realogy Holdings Corp. (a)	548,914	22,121,234
Tejon Ranch Co. (a)(d)	55,399	1,309,078
The St. Joe Co. (a)(d)	349,415	6,097,292
Transcontinental Realty Investors, Inc. (a)	1,497	19,326
		110,961,060
Thrifts & Mortgage Finance - 1.1%
Alliance Bancorp, Inc. of Pennsylvania	500	11,480
Astoria Financial Corp.	329,083	5,321,272
Atlantic Coast Financial Corp. (a)	6,233	33,035
Bank Mutual Corp.	163,696	1,183,522
BankFinancial Corp.	65,539	806,130
BBX Capital Corp. (a)(d)	42,087	681,809
Bear State Financial, Inc. (d)	31,684	274,067
Beneficial Bancorp, Inc. (a)	136,359	1,696,306
BofI Holding, Inc. (a)(d)	48,720	5,643,725

	Shares	Value
Brookline Bancorp, Inc., Delaware	275,450	$ 2,905,998
Cape Bancorp, Inc.	26,386	292,885
Capitol Federal Financial, Inc.	520,908	6,276,941
Charter Financial Corp.	59,666	748,808
Cheviot Financial Corp.	44	638
Chicopee Bancorp, Inc.	13,096	213,465
Citizens Community Bancorp, Inc.	2,013	18,318
Clifton Bancorp, Inc.	98,583	1,359,460
Dime Community Bancshares, Inc.	144,735	2,464,837
Elmira Savings Bank	185	3,659
ESSA Bancorp, Inc.	32,482	419,992
Essent Group Ltd. (a)	218,457	5,852,463
EverBank Financial Corp.	333,864	6,603,830
Farmer Mac Class C (non-vtg.)	41,556	983,631
First Clover Leaf Financial Corp.	10,566	95,517
First Defiance Financial Corp.	34,111	1,285,644
First Financial Northwest, Inc.	35,825	438,498
Flagstar Bancorp, Inc. (a)	79,941	1,625,201
Fox Chase Bancorp, Inc.	35,769	617,373
HF Financial Corp.	832	13,295
Hingham Institution for Savings (d)	4,840	566,183
HMN Financial, Inc. (a)	3,871	42,387
Home Bancorp, Inc.	15,826	397,391
HomeStreet, Inc. (a)(d)	92,903	2,068,021
HopFed Bancorp, Inc.	18,100	206,340
Impac Mortgage Holdings, Inc. (a)(d)	31,836	561,905
Kearny Financial Corp. (d)	92,949	1,054,971
Lake Sunapee Bank Group	20,505	302,039
Lendingtree, Inc. (a)(d)	24,195	2,563,460
Meridian Bancorp, Inc.	87,908	1,119,948
Meta Financial Group, Inc.	29,775	1,292,831
MGIC Investment Corp. (a)(d)	1,244,648	13,143,483
Nationstar Mortgage Holdings, Inc. (a)(d)	145,355	2,430,336
Naugatuck Valley Financial Corp. (a)	36,864	396,288
New York Community Bancorp, Inc. (d)	1,606,868	28,377,289
NMI Holdings, Inc. (a)	129,065	1,073,821
Northfield Bancorp, Inc. (d)	229,310	3,432,771
Northwest Bancshares, Inc. (d)	395,038	5,072,288
Ocean Shore Holding Co.	5,982	94,396
OceanFirst Financial Corp.	42,221	777,711
Ocwen Financial Corp. (a)(d)	404,490	3,009,406
Oneida Financial Corp.	16,145	321,608
Oritani Financial Corp. (d)	165,696	2,498,696
PennyMac Financial Services, Inc. (a)	84,716	1,454,574
Poage Bankshares, Inc.	6,654	102,671
Provident Financial Holdings, Inc.	21,795	357,220
Provident Financial Services, Inc.	214,102	4,055,092
Pulaski Financial Corp.	11,679	154,280
Radian Group, Inc.	782,195	14,063,866
Riverview Bancorp, Inc.	27,380	122,389
Security National Financial Corp. Class A (d)	35,110	254,899
SI Financial Group, Inc.	23,177	262,827
Southern Missouri Bancorp, Inc.	20,482	440,363
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Stonegate Mortgage Corp. (a)(d)	51,913	$ 374,293
Territorial Bancorp, Inc.	28,348	735,914
TFS Financial Corp.	334,694	5,746,696
Timberland Bancorp, Inc.	12,774	132,850
Trustco Bank Corp., New York	396,403	2,346,706
United Community Bancorp, Inc.	1,461	20,381
United Community Financial Corp.	251,020	1,252,590
United Financial Bancorp, Inc. New	196,464	2,465,623
Walker & Dunlop, Inc. (a)(d)	106,999	2,603,286
Washington Federal, Inc.	359,078	8,147,480
Waterstone Financial, Inc.	131,265	1,690,693
Westfield Financial, Inc.	94,628	709,710
WSFS Financial Corp.	112,091	3,085,865
		169,255,636
TOTAL FINANCIALS		3,886,282,591
HEALTH CARE - 13.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(d)	23,983	112,001
ACADIA Pharmaceuticals, Inc. (a)(d)	298,321	10,927,498
Acceleron Pharma, Inc. (a)(d)	36,659	1,062,378
Achillion Pharmaceuticals, Inc. (a)(d)	417,269	3,083,618
Acorda Therapeutics, Inc. (a)(d)	165,219	5,282,051
Actinium Pharmaceuticals, Inc. (a)(d)	112,631	236,525
Adamas Pharmaceuticals, Inc. (a)	11,307	226,818
Aduro Biotech, Inc. (d)	31,278	605,542
Advaxis, Inc. (a)(d)	96,227	1,424,160
Aegerion Pharmaceuticals, Inc. (a)(d)	106,878	1,890,672
Agenus, Inc. (a)	258,681	1,839,222
Agios Pharmaceuticals, Inc. (a)(d)	39,962	3,452,717
Akebia Therapeutics, Inc. (a)(d)	63,449	441,605
Alder Biopharmaceuticals, Inc. (a)(d)	95,755	3,710,506
Aldeyra Therapeutics, Inc. (a)(d)	22,558	162,418
Alkermes PLC (a)(d)	558,610	33,270,812
Alnylam Pharmaceuticals, Inc. (a)	275,320	28,333,181
AMAG Pharmaceuticals, Inc. (a)(d)	114,294	7,147,947
Amicus Therapeutics, Inc. (a)(d)	424,669	6,106,740
Anacor Pharmaceuticals, Inc. (a)(d)	164,493	21,451,532
Anthera Pharmaceuticals, Inc. (a)	129,963	887,647
Applied Genetic Technologies Corp. (a)(d)	29,071	477,637
Aquinox Pharmaceuticals, Inc. (a)(d)	13,594	232,593
ARCA biopharma, Inc. (a)(d)	51,340	46,206
Ardelyx, Inc. (a)	17,205	326,551
Arena Pharmaceuticals, Inc. (a)(d)	911,709	2,470,731
Argos Therapeutics, Inc. (a)(d)	33,363	207,184
ARIAD Pharmaceuticals, Inc. (a)(d)	705,428	6,659,240
ArQule, Inc. (a)	223,720	380,324
Array BioPharma, Inc. (a)(d)	468,944	2,766,770

	Shares	Value
Arrowhead Research Corp. (a)(d)	213,627	$ 1,266,808
Atara Biotherapeutics, Inc. (d)	60,808	2,464,548
Athersys, Inc. (a)(d)	318,191	359,556
aTyr Pharma, Inc. (a)(d)	24,717	357,902
Avalanche Biotechnologies, Inc. (a)	33,080	346,017
AVEO Pharmaceuticals, Inc. (a)(d)	226,280	310,004
Bellicum Pharmaceuticals, Inc. (d)	33,283	567,808
BIND Therapeutics, Inc. (a)(d)	35,747	167,653
Biocept, Inc. (a)(d)	60,358	121,320
BioCryst Pharmaceuticals, Inc. (a)(d)	245,968	2,863,068
BioMarin Pharmaceutical, Inc. (a)	602,402	77,854,434
Biospecifics Technologies Corp. (a)	16,807	834,636
Biota Pharmaceuticals, Inc. (a)	114,179	250,052
BioTime, Inc. (a)(d)	195,474	590,331
bluebird bio, Inc. (a)	134,017	17,833,642
Blueprint Medicines Corp.	33,505	916,697
BrainStorm Cell Therpeutic, Inc. (a)(d)	45,873	139,454
Calithera Biosciences, Inc. (d)	27,885	162,570
Cancer Genetics, Inc. (a)(d)	27,876	267,888
Capricor Therapeutics, Inc. (a)	40,820	194,303
Cara Therapeutics, Inc. (a)(d)	63,234	1,198,917
CareDx, Inc. (a)(d)	9,326	64,536
CASI Pharmaceuticals, Inc. (a)	37,512	52,142
Catalyst Biosciences, Inc. (a)	21,490	253,582
Catalyst Pharmaceutical Partners, Inc. (a)(d)	240,745	873,904
Cel-Sci Corp. (a)(d)	316,118	176,236
Celladon Corp. (a)(d)	36,204	40,548
Celldex Therapeutics, Inc. (a)(d)	370,095	5,492,210
Cellular Biomedicine Group, Inc. (a)(d)	22,441	520,856
Celsion Corp. (a)(d)	60,020	124,842
Cepheid, Inc. (a)(d)	270,157	13,167,452
Cerulean Pharma, Inc. (a)	48,961	197,313
ChemoCentryx, Inc. (a)(d)	80,697	530,986
Chimerix, Inc. (a)	150,180	7,349,809
Cidara Therapeutics, Inc. (d)	14,000	199,220
Cleveland Biolabs, Inc. (a)(d)	4,693	19,054
Clovis Oncology, Inc. (a)	123,188	9,591,418
Coherus BioSciences, Inc. (d)	41,043	1,132,787
Colucid Pharmaceuticals, Inc. (d)	21,348	139,829
Conatus Pharmaceuticals, Inc. (a)	52,030	204,478
Concert Pharmaceuticals, Inc. (a)(d)	53,369	831,489
Corbus Pharmaceuticals Holdings, Inc. (d)	39,197	74,866
CorMedix, Inc. (a)(d)	116,216	318,432
CTI BioPharma Corp. (a)(d)	584,768	923,933
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	377,821	989,891
Cyclacel Pharmaceuticals, Inc. (a)	68,516	38,369
Cytokinetics, Inc. (a)(d)	121,616	841,583
Cytori Therapeutics, Inc. (a)(d)	516,670	187,086
CytRx Corp. (a)(d)	205,144	504,654
DARA BioSciences, Inc. (a)	29,398	26,164
Dicerna Pharmaceuticals, Inc. (a)	54,393	596,691
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Discovery Laboratories, Inc. (a)(d)	290,135	$ 121,857
Dyax Corp. (a)	548,727	12,631,696
Dynavax Technologies Corp. (a)	127,497	3,615,815
Eagle Pharmaceuticals, Inc. (a)(d)	33,845	2,658,525
Eleven Biotherapeutics, Inc. (a)(d)	33,461	118,117
Emergent BioSolutions, Inc. (a)(d)	107,044	3,563,495
Enanta Pharmaceuticals, Inc. (a)(d)	41,132	1,605,793
Enzon Pharmaceuticals, Inc. (d)	134,828	133,480
Epirus Biopharmaceuticals, Inc. (a)(d)	49,458	249,763
Epizyme, Inc. (a)(d)	87,248	1,744,960
Esperion Therapeutics, Inc. (a)(d)	51,546	2,471,631
Exact Sciences Corp. (a)(d)	361,271	7,987,702
Exelixis, Inc. (a)(d)	773,887	4,604,628
Fate Therapeutics, Inc. (a)(d)	70,771	462,135
Fibrocell Science, Inc. (a)	127,647	719,929
FibroGen, Inc. (d)	34,151	836,700
Five Prime Therapeutics, Inc. (a)(d)	82,800	1,578,996
Flexion Therapeutics, Inc. (a)	39,522	952,875
Fortress Biotech, Inc. (a)(d)	164,005	451,014
Foundation Medicine, Inc. (a)(d)	49,011	1,153,719
Galectin Therapeutics, Inc. (a)(d)	80,065	176,944
Galena Biopharma, Inc. (a)(d)	643,304	1,016,420
Galmed Pharmaceuticals Ltd. (a)(d)	20,354	182,575
Genocea Biosciences, Inc. (a)(d)	72,934	848,222
Genomic Health, Inc. (a)(d)	85,089	2,341,649
GenVec, Inc. (a)	51,992	131,540
Geron Corp. (a)(d)	578,285	1,752,204
GlobeImmune, Inc. (a)	5,000	14,000
GlycoMimetics, Inc. (a)	32,989	231,253
GTx, Inc. (a)(d)	149,248	137,010
Halozyme Therapeutics, Inc. (a)(d)	396,722	6,926,766
Harvard Apparatus (a)	22,493	31,490
Heat Biologics, Inc. (a)(d)	18,898	91,844
Hemispherx Biopharma, Inc. (a)	767,203	135,795
Heron Therapeutics, Inc. (a)(d)	108,863	4,186,871
iBio, Inc. (a)(d)	302,306	223,706
Idera Pharmaceuticals, Inc. (a)(d)	354,286	1,069,944
Ignyta, Inc. (a)(d)	90,771	1,241,747
Immucell Corp. (a)	6,741	48,940
Immune Design Corp. (a)(d)	28,510	454,449
ImmunoCellular Therapeutics Ltd. (a)(d)	397,924	175,047
ImmunoGen, Inc. (a)(d)	322,362	4,338,993
Immunomedics, Inc. (a)(d)	337,345	728,665
Incyte Corp. (a)	612,460	71,161,727
Infinity Pharmaceuticals, Inc. (a)(d)	159,182	1,403,985
Inotek Pharmaceuticals Corp.	20,463	252,309
Inovio Pharmaceuticals, Inc. (a)(d)	243,066	1,820,564
Insmed, Inc. (a)	235,312	5,751,025
Insys Therapeutics, Inc. (a)(d)	75,141	2,436,071
Intercept Pharmaceuticals, Inc. (a)(d)	51,403	9,754,233
Intrexon Corp. (a)(d)	143,846	6,401,147

	Shares	Value
Invitae Corp. (d)	62,640	$ 639,554
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	452,889	4,981,779
Isis Pharmaceuticals, Inc. (a)(d)	446,787	22,419,772
IsoRay, Inc. (a)(d)	212,731	304,205
Juno Therapeutics, Inc. (d)	88,623	3,217,901
KaloBios Pharmaceuticals, Inc. (a)	8,954	18,982
Karyopharm Therapeutics, Inc. (a)(d)	75,665	1,048,717
Keryx Biopharmaceuticals, Inc. (a)(d)	397,703	2,457,805
Kindred Biosciences, Inc. (a)(d)	44,644	264,292
Kite Pharma, Inc. (a)(d)	44,996	2,392,437
KYTHERA Biopharmaceuticals, Inc. (a)	73,852	5,518,221
La Jolla Pharmaceutical Co. (a)(d)	39,066	1,389,968
Lexicon Pharmaceuticals, Inc. (a)(d)	159,833	1,908,406
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	67,068	6,166,232
General CVR (a)	26,087	1,826
Glucagon CVR (a)	26,087	1,252
rights (a)	26,087	183
TR Beta CVR (a)	26,087	1,096
Lion Biotechnologies, Inc. (a)(d)	175,510	1,247,876
Loxo Oncology, Inc. (d)	21,574	433,637
Lpath, Inc. (a)(d)	62,657	14,411
Macrogenics, Inc. (a)(d)	108,083	2,847,987
MannKind Corp. (a)(d)	991,550	3,757,975
Mast Therapeutics, Inc. (a)(d)	531,478	257,767
Medgenics, Inc. (a)(d)	99,414	786,365
MediciNova, Inc. (a)(d)	71,396	210,618
Medivation, Inc. (a)	294,655	25,947,319
MEI Pharma, Inc. (a)(d)	92,428	168,219
Merrimack Pharmaceuticals, Inc. (a)(d)	373,107	3,764,650
MiMedx Group, Inc. (a)(d)	354,344	3,440,680
Minerva Neurosciences, Inc. (a)(d)	24,020	134,032
Momenta Pharmaceuticals, Inc. (a)(d)	219,628	4,284,942
Myriad Genetics, Inc. (a)(d)	264,954	9,951,672
Nanosphere, Inc. (a)(d)	17,987	47,486
NanoViricides, Inc. (a)(d)	143,363	170,602
Navidea Biopharmaceuticals, Inc. (a)(d)	467,860	879,577
Neothetics, Inc. (d)	19,486	229,740
NephroGenex, Inc. (a)(d)	10,000	40,300
Neuralstem, Inc. (a)(d)	348,690	509,087
Neurocrine Biosciences, Inc. (a)(d)	294,291	13,649,217
NewLink Genetics Corp. (a)(d)	76,915	3,454,253
Northwest Biotherapeutics, Inc. (a)(d)	162,648	1,252,390
Novavax, Inc. (a)(d)	1,004,224	10,815,492
Ocata Therapeutics, Inc. (a)(d)	127,715	540,234
Ohr Pharmaceutical, Inc. (a)(d)	72,370	206,255
OncoGenex Pharmaceuticals, Inc. (a)(d)	83,062	241,710
OncoMed Pharmaceuticals, Inc. (a)	54,036	1,058,565
Onconova Therapeutics, Inc. (a)(d)	34,799	52,894
Oncothyreon, Inc. (a)(d)	371,190	1,262,046
Opexa Therapeutics, Inc. (a)	281,590	118,268
Ophthotech Corp. (a)(d)	38,193	1,681,638
Opko Health, Inc. (a)(d)	1,169,405	12,652,962
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Oragenics, Inc. (a)(d)	79,968	$ 180,728
Orexigen Therapeutics, Inc. (a)(d)	431,749	1,195,945
Organovo Holdings, Inc. (a)(d)	313,584	856,084
Osiris Therapeutics, Inc. (a)(d)	56,117	1,010,106
Otonomy, Inc. (d)	62,628	1,419,777
OvaScience, Inc. (a)(d)	72,915	1,417,468
OXiGENE, Inc. (a)(d)	55,832	66,440
Palatin Technologies, Inc. (a)(d)	163,845	139,055
PDL BioPharma, Inc. (d)	584,208	3,300,775
Peregrine Pharmaceuticals, Inc. (a)(d)	631,481	726,203
Pfenex, Inc. (a)	57,221	1,250,279
PharmAthene, Inc. (a)(d)	167,927	243,494
Portola Pharmaceuticals, Inc. (a)(d)	197,648	9,321,080
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,948,043
Proteon Therapeutics, Inc. (d)	24,275	343,977
Prothena Corp. PLC (a)(d)	117,314	6,749,074
PTC Therapeutics, Inc. (a)(d)	84,583	3,230,225
Puma Biotechnology, Inc. (a)(d)	79,909	7,345,235
Radius Health, Inc. (a)	124,811	7,595,997
Raptor Pharmaceutical Corp. (a)(d)	312,097	3,785,737
Recro Pharma, Inc. (a)(d)	14,684	197,059
Regulus Therapeutics, Inc. (a)(d)	94,166	784,403
Repligen Corp. (a)(d)	113,863	3,880,451
Retrophin, Inc. (a)(d)	114,003	3,125,962
Rexahn Pharmaceuticals, Inc. (a)(d)	663,874	381,130
Rigel Pharmaceuticals, Inc. (a)	320,219	960,657
RXi Pharmaceuticals Corp. (a)(d)	266,380	106,818
Sage Therapeutics, Inc. (a)(d)	38,356	2,071,608
Sangamo Biosciences, Inc. (a)(d)	263,428	1,991,516
Sarepta Therapeutics, Inc. (a)(d)	141,013	5,034,164
Seattle Genetics, Inc. (a)(d)	382,060	15,385,556
Sorrento Therapeutics, Inc. (a)(d)	103,269	1,309,451
Spark Therapeutics, Inc. (d)	28,502	1,242,972
Spectrum Pharmaceuticals, Inc. (a)(d)	229,828	1,670,850
StemCells, Inc. (a)(d)	384,381	157,596
Stemline Therapeutics, Inc. (a)(d)	53,154	489,548
Sunesis Pharmaceuticals, Inc. (a)(d)	189,786	225,845
Synergy Pharmaceuticals, Inc. (a)(d)	366,581	2,566,067
Synta Pharmaceuticals Corp. (a)(d)	403,393	806,786
Synthetic Biologics, Inc. (a)(d)	270,303	675,758
T2 Biosystems, Inc. (d)	18,662	221,705
Tenax Therapeutics, Inc. (a)(d)	74,064	242,930
TESARO, Inc. (a)(d)	101,088	5,204,010
TetraLogic Pharmaceuticals Corp. (a)(d)	63,792	147,997
TG Therapeutics, Inc. (a)(d)	143,128	1,757,612
Threshold Pharmaceuticals, Inc. (a)(d)	218,509	917,738
Tobira Therapeutics, Inc. (a)(d)	8,246	99,364
Tokai Pharmaceuticals, Inc. (d)	22,549	266,304
TRACON Pharmaceuticals, Inc. (d)	10,747	112,736
Trevena, Inc. (a)(d)	73,685	442,110
Trovagene, Inc. (a)(d)	100,189	596,125

	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)(d)	130,576	$ 14,574,893
United Therapeutics Corp. (a)(d)	173,459	26,126,395
Vanda Pharmaceuticals, Inc. (a)(d)	166,035	1,957,553
Venaxis, Inc. (a)	120,707	51,373
Verastem, Inc. (a)(d)	112,971	687,993
Vericel Corp. (a)	74,721	238,360
Versartis, Inc. (a)	70,958	920,325
Vical, Inc. (a)	229,477	135,437
Vitae Pharmaceuticals, Inc. (d)	38,518	298,900
Vital Therapies, Inc. (a)(d)	28,931	108,202
Xbiotech, Inc. (d)	20,516	393,497
Xencor, Inc. (a)	122,659	2,056,991
XOMA Corp. (a)(d)	307,215	255,265
Zafgen, Inc. (a)(d)	54,228	1,980,407
ZIOPHARM Oncology, Inc. (a)(d)	484,012	4,215,745
		790,928,140
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	82,253	3,867,536
Abiomed, Inc. (a)	140,799	13,502,624
Accuray, Inc. (a)(d)	315,171	2,171,528
Akers Biosciences, Inc. (a)(d)	12,000	30,720
Alere, Inc. (a)	298,880	15,532,794
Align Technology, Inc. (a)(d)	274,282	15,524,361
Allied Healthcare Products, Inc. (a)	4,954	7,431
Alliqua Biomedical, Inc. (a)	63,749	286,871
Alphatec Holdings, Inc. (a)	230,873	132,752
Amedica Corp. (a)(d)	227,802	107,796
Analogic Corp.	45,728	3,684,762
Angiodynamics, Inc. (a)	104,626	1,544,280
Anika Therapeutics, Inc. (a)(d)	59,059	2,091,279
Antares Pharma, Inc. (a)(d)	519,317	934,771
Atossa Genetics, Inc. (a)(d)	80,935	63,939
Atricure, Inc. (a)(d)	100,959	2,469,457
Atrion Corp.	5,855	2,265,885
Avinger, Inc. (d)	19,354	279,472
AxoGen, Inc. (a)	69,732	327,043
BioLase Technology, Inc. (a)(d)	142,344	213,516
BioLife Solutions, Inc. (a)(d)	5,828	16,027
Bovie Medical Corp. (a)	73,582	161,880
Cantel Medical Corp.	133,951	6,647,988
Cardica, Inc. (a)(d)	251,087	85,370
Cardiovascular Systems, Inc. (a)	108,351	2,609,092
CAS Medical Systems, Inc. (a)	6,117	7,157
Cerus Corp. (a)(d)	355,766	1,764,599
Cesca Therapeutics, Inc. (a)	63,283	44,931
Chembio Diagnostics, Inc. (a)(d)	16,328	66,292
Cogentix Medical, Inc. (a)	51,631	81,577
CONMED Corp.	103,598	5,496,910
Cryolife, Inc.	97,529	953,834
Cutera, Inc. (a)	50,450	738,084
Cyberonics, Inc. (a)(d)	98,443	6,432,266
Cynosure, Inc. Class A (a)(d)	86,205	2,727,526
CytoSorbents Corp. (a)(d)	93,307	643,818
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Delcath Systems, Inc. (a)	31,941	$ 14,214
Derma Sciences, Inc. (a)(d)	83,882	489,032
DexCom, Inc. (a)	280,469	26,403,352
Dynatronics Corp. (a)	3,425	9,796
Echo Therapeutics, Inc. (a)(d)	50,324	73,473
Electromed, Inc. (a)	18,483	32,715
Endologix, Inc. (a)(d)	257,456	3,341,779
Entellus Medical, Inc. (d)	18,828	419,111
EnteroMedics, Inc. (a)(d)	322,774	90,377
ERBA Diagnostics, Inc. (a)	51,403	94,582
Escalon Medical Corp. (a)	3,512	4,882
Exactech, Inc. (a)	35,607	698,253
Fonar Corp. (a)	24,768	236,287
Genmark Diagnostics, Inc. (a)(d)	155,086	1,603,589
Globus Medical, Inc. (a)(d)	251,305	6,136,868
Greatbatch, Inc. (a)	95,354	5,418,014
Haemonetics Corp. (a)	199,801	7,214,814
Halyard Health, Inc. (a)(d)	172,912	5,436,353
Hansen Medical, Inc. (a)(d)	236,840	132,157
HeartWare International, Inc. (a)(d)	61,107	5,230,759
Hill-Rom Holdings, Inc.	212,216	11,213,493
Hologic, Inc. (a)	912,271	35,405,238
ICU Medical, Inc. (a)	52,119	5,916,549
IDEXX Laboratories, Inc. (a)(d)	352,071	25,162,514
Inogen, Inc. (a)(d)	37,094	1,828,363
InspireMD, Inc. (a)	98,457	18,707
Insulet Corp. (a)	212,687	6,318,931
Integra LifeSciences Holdings Corp. (a)(d)	105,302	6,316,014
Invacare Corp.	110,415	1,942,200
InVivo Therapeutics Holdings Corp. (a)(d)	96,666	942,494
IRadimed Corp. (a)(d)	7,764	185,560
Iridex Corp. (a)	18,028	121,148
K2M Group Holdings, Inc. (a)	92,988	1,974,135
Kewaunee Scientific Corp.	5,250	88,043
LDR Holding Corp. (a)(d)	88,785	3,313,456
LeMaitre Vascular, Inc.	40,303	532,806
Masimo Corp. (a)(d)	180,137	7,318,966
MELA Sciences, Inc. (a)(d)	11,736	13,848
Meridian Bioscience, Inc.	157,310	3,009,340
Merit Medical Systems, Inc. (a)(d)	169,113	3,847,321
MGC Diagnostics Corp. (a)	3,151	15,944
Misonix, Inc. (a)	18,363	209,155
Natus Medical, Inc. (a)(d)	124,936	5,082,396
Neogen Corp. (a)	142,475	7,357,409
NeuroMetrix, Inc. (a)(d)	26,970	24,273
Nevro Corp. (d)	48,088	2,165,403
NuVasive, Inc. (a)(d)	182,113	9,600,997
NxStage Medical, Inc. (a)(d)	232,176	4,032,897
OraSure Technologies, Inc. (a)	212,994	1,150,168
Orthofix International NV (a)	73,558	2,756,954
Perseon Corp. (a)	9,565	3,873

	Shares	Value
PhotoMedex, Inc. (a)(d)	62,914	$ 49,387
Presbia PLC (d)	11,158	78,106
Quidel Corp. (a)(d)	110,312	2,271,324
ResMed, Inc. (d)	530,528	27,555,624
Retractable Technologies, Inc. (a)(d)	36,514	142,039
Rockwell Medical Technologies, Inc. (a)(d)	174,281	2,086,144
Roka Bioscience, Inc. (a)(d)	17,912	48,542
RTI Biologics, Inc. (a)	228,763	1,459,508
Seaspine Holdings Corp. (a)(d)	31,387	443,498
Second Sight Medical Products, Inc. (d)	11,148	106,017
Sientra, Inc. (d)	18,489	439,853
Sirona Dental Systems, Inc. (a)	208,028	19,841,711
Staar Surgical Co. (a)(d)	105,540	843,265
Stereotaxis, Inc. (a)	64,951	97,427
Steris Corp. (d)	222,378	14,243,311
Sunshine Heart, Inc. (a)(d)	40,808	120,792
SurModics, Inc. (a)	53,018	1,206,160
Symmetry Surgical, Inc. (a)	35,500	318,435
Synergetics U.S.A., Inc. (a)	76,412	324,751
Tandem Diabetes Care, Inc. (a)(d)	76,089	873,502
TearLab Corp. (a)(d)	100,207	272,563
Teleflex, Inc. (d)	156,137	20,422,720
The Cooper Companies, Inc.	182,654	29,666,663
The Spectranetics Corp. (a)(d)	162,556	2,739,069
Thoratec Corp. (a)	203,052	12,755,727
Tornier NV (a)	145,269	3,230,783
TransEnterix, Inc. (a)(d)	209,278	552,494
TriVascular Technologies, Inc. (a)(d)	28,094	149,179
Unilife Corp. (a)(d)	427,862	521,992
Utah Medical Products, Inc.	10,874	580,563
Vascular Solutions, Inc. (a)(d)	61,002	2,108,229
Veracyte, Inc. (a)(d)	51,456	485,230
Vermillion, Inc. (a)(d)	65,547	133,716
West Pharmaceutical Services, Inc. (d)	273,244	15,260,677
Wright Medical Group, Inc. (a)(d)	203,614	4,697,375
Zeltiq Aesthetics, Inc. (a)(d)	110,154	3,554,670
Zosano Pharma Corp.	4,787	38,775
		474,184,991
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (d)	19,941	470,807
Acadia Healthcare Co., Inc. (a)(d)	203,837	14,886,216
Aceto Corp.	103,819	2,326,584
Adcare Health Systems, Inc.	40,556	141,135
Addus HomeCare Corp. (a)	22,321	641,506
Adeptus Health, Inc. Class A (a)(d)	33,528	3,340,730
Air Methods Corp. (a)(d)	133,268	4,990,887
Alliance Healthcare Services, Inc. (a)	38,536	551,836
Almost Family, Inc. (a)(d)	31,993	1,417,290
Amedisys, Inc. (a)(d)	129,067	4,987,149
American CareSource Holdings, Inc. (a)	2,053	3,182
American Shared Hospital Services (a)	115	244
AMN Healthcare Services, Inc. (a)	177,757	5,972,635
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)(d)	182,693	$ 14,326,785
BioScrip, Inc. (a)(d)	223,697	543,584
BioTelemetry, Inc. (a)	105,007	1,500,550
Brookdale Senior Living, Inc. (a)	684,821	18,777,792
Caladrius Biosciences, Inc. (a)(d)	173,771	267,607
Capital Senior Living Corp. (a)	116,252	2,422,692
Centene Corp. (a)(d)	446,568	27,562,177
Chemed Corp. (d)	63,999	8,726,264
Civitas Solutions, Inc.	49,811	1,208,415
Community Health Systems, Inc. (a)	442,429	23,758,437
Corvel Corp. (a)	41,320	1,240,840
Cross Country Healthcare, Inc. (a)(d)	110,352	1,532,789
Digirad Corp.	45,825	174,135
Diplomat Pharmacy, Inc. (d)	128,634	5,079,757
Diversicare Healthcare Services, Inc.	13,755	144,428
Envision Healthcare Holdings, Inc. (a)	696,735	28,545,233
ExamWorks Group, Inc. (a)(d)	137,142	4,912,426
Five Star Quality Care, Inc. (a)	165,843	560,549
Genesis HealthCare, Inc. Class A (a)	105,027	762,496
Hanger, Inc. (a)(d)	136,558	2,448,485
Health Net, Inc. (a)	286,708	18,366,514
HealthEquity, Inc. (a)(d)	130,312	3,820,748
HealthSouth Corp. (d)	342,781	14,636,749
Healthways, Inc. (a)(d)	137,073	1,673,661
Hooper Holmes, Inc. (a)	128,551	17,997
InfuSystems Holdings, Inc. (a)	46,642	130,598
IPC The Hospitalist Co., Inc. (a)	65,375	5,190,775
Kindred Healthcare, Inc.	312,551	6,276,024
Landauer, Inc.	35,743	1,372,889
LHC Group, Inc. (a)	46,996	2,034,927
LifePoint Hospitals, Inc. (a)	166,462	13,005,676
Magellan Health Services, Inc. (a)	104,367	5,844,552
MEDNAX, Inc. (a)(d)	346,852	27,938,929
Molina Healthcare, Inc. (a)(d)	150,522	11,227,436
National Healthcare Corp.	40,121	2,421,704
National Research Corp. Class A	28,515	363,566
Owens & Minor, Inc.	241,627	8,212,902
PDI, Inc. (a)(d)	19,284	39,918
PharMerica Corp. (a)	113,820	3,724,190
Premier, Inc. (a)	109,667	3,909,629
Providence Service Corp. (a)(d)	48,215	2,161,478
Psychemedics Corp.	15,744	174,758
RadNet, Inc. (a)	130,447	800,945
Select Medical Holdings Corp.	367,327	4,738,518
Sharps Compliance Corp. (a)	38,932	279,532
SunLink Health Systems, Inc. (a)	19,190	32,431
Surgical Care Affiliates, Inc. (a)	100,950	3,689,723
Team Health Holdings, Inc. (a)	269,918	15,854,983
The Ensign Group, Inc.	86,085	4,041,691
Triple-S Management Corp. (a)(d)	91,380	1,922,635
Trupanion, Inc. (a)(d)	28,422	198,954

	Shares	Value
U.S. Physical Therapy, Inc.	46,837	$ 2,152,160
Universal American Spin Corp. (a)	215,398	1,540,096
VCA, Inc. (a)	308,278	17,072,436
Wellcare Health Plans, Inc. (a)(d)	164,407	14,906,783
		384,002,149
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	629,691	8,670,845
Arrhythmia Research Technology, Inc. (a)	9,913	62,353
athenahealth, Inc. (a)(d)	145,654	19,367,612
Authentidate Holding Corp. (a)(d)	48,307	15,941
Castlight Health, Inc. Class B (a)(d)	51,703	273,509
CollabRx, Inc. (a)	177	96
Computer Programs & Systems, Inc. (d)	40,915	1,882,908
Connecture, Inc. (d)	29,490	210,559
HealthStream, Inc. (a)	89,407	2,221,764
HMS Holdings Corp. (a)(d)	329,919	3,447,654
HTG Molecular Diagnostics (d)	19,859	114,586
iCAD, Inc. (a)	51,129	202,982
Imprivata, Inc. (a)	51,810	1,084,901
IMS Health Holdings, Inc. (a)	543,874	16,245,516
Inovalon Holdings, Inc. Class A (d)	88,403	1,935,142
MedAssets, Inc. (a)	224,407	4,739,476
Medidata Solutions, Inc. (a)(d)	208,605	10,017,212
Merge Healthcare, Inc. (a)	252,695	1,791,608
Omnicell, Inc. (a)	136,357	4,633,411
Quality Systems, Inc.	167,487	2,276,148
Simulations Plus, Inc.	32,233	217,573
Streamline Health Solutions, Inc. (a)	74,551	197,560
Veeva Systems, Inc. Class A (a)(d)	138,300	3,581,970
Vocera Communications, Inc. (a)	89,358	1,049,063
		84,240,389
Life Sciences Tools & Services - 1.6%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,773,982
Affymetrix, Inc. (a)(d)	292,542	2,729,417
Albany Molecular Research, Inc. (a)(d)	97,091	1,935,995
BG Medicine, Inc. (a)(d)	36,511	26,317
Bio-Rad Laboratories, Inc. Class A (a)	77,315	10,772,299
Bio-Techne Corp.	138,800	13,113,824
Bioanalytical Systems, Inc. (a)	4,772	8,160
Bruker Corp. (a)	422,886	7,772,645
Cambrex Corp. (a)	116,337	5,562,072
Charles River Laboratories International, Inc. (a)	175,821	12,112,309
CombiMatrix Corp. (a)(d)	13,852	15,237
Enzo Biochem, Inc. (a)	134,553	392,895
Fluidigm Corp. (a)(d)	105,275	1,283,302
Harvard Bioscience, Inc. (a)(d)	97,471	425,948
Illumina, Inc. (a)	540,943	106,895,649
INC Research Holdings, Inc. Class A	108,270	4,440,153
Luminex Corp. (a)(d)	142,780	2,601,452
Mettler-Toledo International, Inc. (a)	103,610	30,725,546
Nanostring Technologies, Inc. (a)(d)	36,430	554,100
NeoGenomics, Inc. (a)	165,540	1,006,483
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pacific Biosciences of California, Inc. (a)(d)	246,585	$ 1,227,993
PAREXEL International Corp. (a)(d)	206,055	13,541,935
PRA Health Sciences, Inc. (d)	70,764	2,662,849
pSivida Corp. (a)(d)	82,313	308,674
Quintiles Transnational Holdings, Inc. (a)	363,728	27,101,373
Sequenom, Inc. (a)(d)	476,550	1,024,583
Transgenomic, Inc. (a)(d)	13,347	16,684
VirtualScopics, Inc. (a)	2,167	4,767
VWR Corp. (d)	157,953	4,146,266
		254,182,909
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	96,920	414,818
Achaogen, Inc. (a)(d)	30,691	211,768
Acura Pharmaceuticals, Inc. (a)	18,759	57,215
Adamis Pharmaceuticals Corp. (a)(d)	35,529	130,036
Aerie Pharmaceuticals, Inc. (a)(d)	57,518	909,360
Agile Therapeutics, Inc. (a)(d)	30,235	266,975
Akorn, Inc. (a)(d)	297,425	11,834,541
Alexza Pharmaceuticals, Inc. (a)(d)	73,834	87,124
Alimera Sciences, Inc. (a)(d)	85,999	287,237
Amphastar Pharmaceuticals, Inc. (a)(d)	37,381	481,093
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	430,778
ANI Pharmaceuticals, Inc. (a)(d)	30,081	1,467,050
Apricus Biosciences, Inc. (a)(d)	182,995	312,921
Aradigm Corp. (a)	6,736	45,670
Aratana Therapeutics, Inc. (a)(d)	102,462	1,809,479
Assembly Biosciences, Inc. (a)(d)	49,350	676,589
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(d)	313,435	344,779
Biodel, Inc. (a)	108,947	72,123
Biodelivery Sciences International, Inc. (a)(d)	181,583	1,225,685
Carbylan Therapeutics, Inc. (d)	46,515	252,576
Catalent, Inc. (a)(d)	367,549	11,684,383
Cempra, Inc. (a)(d)	118,220	4,066,768
Collegium Pharmaceutical, Inc.	19,442	293,963
ContraVir Pharmaceuticals, Inc. (a)(d)	53,750	201,563
Corcept Therapeutics, Inc. (a)(d)	276,739	1,383,695
Corium International, Inc. (a)	48,507	485,555
Cumberland Pharmaceuticals, Inc. (a)	33,632	202,465
CymaBay Therapeutics, Inc. (a)(d)	70,792	187,599
DepoMed, Inc. (a)(d)	225,713	6,078,451
Dermira, Inc. (d)	64,958	1,669,421
Dipexium Pharmaceuticals, Inc. (a)(d)	24,194	368,959
Durect Corp. (a)	409,640	843,858
Egalet Corp. (a)(d)	35,321	395,948
Endocyte, Inc. (a)(d)	136,613	719,951
Evoke Pharma, Inc. (a)	15,864	61,711
Flex Pharma, Inc. (d)	43,126	518,806
Heska Corp. (a)(d)	22,214	749,723

	Shares	Value
Horizon Pharma PLC (a)(d)	527,869	$ 15,424,332
IGI Laboratories, Inc. (a)(d)	108,813	852,006
Impax Laboratories, Inc. (a)(d)	249,448	10,217,390
Imprimis Pharmaceuticals, Inc. (a)(d)	5,189	40,422
Intersect ENT, Inc. (a)	67,495	1,718,423
Intra-Cellular Therapies, Inc. (a)(d)	99,425	2,663,596
Jazz Pharmaceuticals PLC (a)(d)	229,196	38,692,869
Juniper Pharmaceuticals, Inc. (a)	42,963	455,408
KemPharm, Inc.	23,260	456,129
Lannett Co., Inc. (a)(d)	97,816	4,690,277
Lipocine, Inc. (a)	61,637	907,297
Marinus Pharmaceuticals, Inc.	22,355	300,228
Nektar Therapeutics (a)(d)	499,571	5,520,260
NovaBay Pharmaceuticals, Inc. (a)(d)	142,289	54,070
Ocera Therapeutics, Inc. (a)	41,015	155,447
Ocular Therapeutix, Inc. (a)(d)	33,760	594,851
Oculus Innovative Sciences, Inc. (a)(d)	65,888	79,724
Omeros Corp. (a)(d)	129,021	1,817,906
Pacira Pharmaceuticals, Inc. (a)(d)	137,695	7,924,347
Pain Therapeutics, Inc. (a)	144,997	266,794
Paratek Pharmaceuticals, Inc. (a)(d)	23,013	597,878
Pernix Therapeutics Holdings, Inc. (a)(d)	126,363	609,070
Phibro Animal Health Corp. Class A	49,237	1,738,066
Pozen, Inc. (a)(d)	106,938	933,569
Prestige Brands Holdings, Inc. (a)(d)	200,950	9,348,194
Relypsa, Inc. (a)(d)	98,890	2,270,514
Repros Therapeutics, Inc. (a)(d)	95,900	712,537
Revance Therapeutics, Inc. (a)(d)	41,281	1,249,163
Rock Creek Pharmaceuticals, Inc. (a)(d)	23,588	23,352
Sagent Pharmaceuticals, Inc. (a)(d)	84,292	1,684,154
SciClone Pharmaceuticals, Inc. (a)(d)	184,212	1,447,906
SCYNEXIS, Inc. (a)(d)	38,896	299,888
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	77,010	2,068,489
Supernus Pharmaceuticals, Inc. (a)(d)	106,850	1,939,328
Tetraphase Pharmaceuticals, Inc. (a)	137,018	5,947,951
The Medicines Company (a)(d)	249,436	10,226,876
TherapeuticsMD, Inc. (a)(d)	462,952	2,837,896
Theravance Biopharma, Inc. (a)(d)	95,727	1,393,785
Theravance, Inc. (d)	301,521	4,194,157
VIVUS, Inc. (a)(d)	380,623	430,104
XenoPort, Inc. (a)(d)	215,368	1,453,734
Zogenix, Inc. (a)(d)	77,661	1,492,644
ZS Pharma, Inc. (a)(d)	59,183	3,027,802
		199,989,469
TOTAL HEALTH CARE		2,187,528,047
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
AAR Corp.	140,388	3,415,640
Aerojet Rocketdyne Holdings, Inc. (a)(d)	236,000	4,854,520
AeroVironment, Inc. (a)(d)	78,449	1,886,698
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
American Science & Engineering, Inc.	30,419	$ 1,195,771
API Technologies Corp. (a)	126,577	296,190
Arotech Corp. (a)(d)	70,548	104,411
Astronics Corp. (a)	72,068	3,723,033
Astrotech Corp. (a)(d)	39,511	79,417
BE Aerospace, Inc.	398,667	19,435,016
Breeze Industrial Products Corp. (a)	13,718	191,366
CPI Aerostructures, Inc. (a)(d)	20,017	199,169
Cubic Corp.	82,643	3,480,923
Curtiss-Wright Corp.	180,117	11,835,488
DigitalGlobe, Inc. (a)(d)	261,239	6,024,171
Ducommun, Inc. (a)	40,719	961,783
Engility Holdings, Inc.	67,203	1,868,243
Erickson Air-Crane, Inc. (a)(d)	27,407	92,910
Esterline Technologies Corp. (a)	116,271	9,500,503
HEICO Corp.	124,173	6,320,406
HEICO Corp. Class A	106,213	4,638,322
Hexcel Corp.	362,700	17,503,902
Huntington Ingalls Industries, Inc.	183,474	20,655,503
Innovative Solutions & Support, Inc. (a)(d)	34,266	96,973
KEYW Holding Corp. (a)(d)	132,820	1,115,688
KLX, Inc. (a)(d)	197,805	7,734,176
Kratos Defense & Security Solutions, Inc. (a)(d)	167,323	776,379
LMI Aerospace, Inc. (a)(d)	40,944	491,328
Micronet Enertec Technologies, Inc. (a)	8,571	20,485
Moog, Inc. Class A (a)	152,125	9,599,088
National Presto Industries, Inc. (d)	19,337	1,586,601
Orbital ATK, Inc.	223,825	16,945,791
SIFCO Industries, Inc.	8,947	113,090
Sparton Corp. (a)	31,336	728,249
Spirit AeroSystems Holdings, Inc. Class A (a)	483,491	24,711,225
Taser International, Inc. (a)(d)	199,373	4,665,328
Teledyne Technologies, Inc. (a)(d)	133,058	13,027,709
TransDigm Group, Inc. (a)(d)	187,831	43,169,199
Triumph Group, Inc.	185,237	9,148,855
Vectrus, Inc. (a)	40,096	996,386
		253,189,935
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	24,531
Air Transport Services Group, Inc. (a)	214,036	1,945,587
Atlas Air Worldwide Holdings, Inc. (a)(d)	92,706	3,829,685
Echo Global Logistics, Inc. (a)(d)	90,717	2,110,077
Forward Air Corp.	118,062	5,315,151
Hub Group, Inc. Class A (a)(d)	129,344	4,874,975
Park-Ohio Holdings Corp.	35,640	1,285,178
Radiant Logistics, Inc. (a)	114,943	691,957
UTi Worldwide, Inc. (a)(d)	362,715	2,582,531
XPO Logistics, Inc. (a)(d)	260,614	9,147,551
		31,807,223

	Shares	Value
Airlines - 1.1%
Alaska Air Group, Inc.	487,551	$ 36,498,068
Allegiant Travel Co.	50,871	10,340,039
CHC Group Ltd. (a)(d)	112,789	95,871
Hawaiian Holdings, Inc. (a)(d)	202,972	4,599,346
JetBlue Airways Corp. (a)(d)	982,520	21,929,846
Republic Airways Holdings, Inc. (a)(d)	193,778	596,836
SkyWest, Inc.	195,586	3,109,817
Spirit Airlines, Inc. (a)	273,397	14,011,596
United Continental Holdings, Inc. (a)	1,434,649	81,731,954
Virgin America, Inc. (d)	53,020	1,730,043
		174,643,416
Building Products - 1.0%
A.O. Smith Corp.	279,298	18,017,514
AAON, Inc.	167,443	3,462,721
Advanced Drain Systems, Inc. Del	90,141	2,560,906
American Woodmark Corp. (a)	47,861	3,172,227
Apogee Enterprises, Inc.	108,415	5,653,842
Armstrong World Industries, Inc. (a)	163,897	9,114,312
Builders FirstSource, Inc. (a)	172,637	2,556,754
Continental Building Products, Inc. (a)	116,144	2,321,719
Fortune Brands Home & Security, Inc.	595,574	28,498,216
Gibraltar Industries, Inc. (a)	109,073	1,787,706
Griffon Corp.	169,928	2,827,602
Insteel Industries, Inc.	65,857	1,139,985
Lennox International, Inc. (d)	155,114	18,309,657
Masonite International Corp. (a)	79,108	5,225,083
NCI Building Systems, Inc. (a)	116,766	1,217,869
Nortek, Inc. (a)	44,208	3,616,656
Owens Corning	444,830	19,701,521
Patrick Industries, Inc. (a)	63,074	2,383,566
PGT, Inc. (a)	186,020	2,487,087
Ply Gem Holdings, Inc. (a)(d)	79,499	1,081,186
Quanex Building Products Corp.	127,404	2,286,902
Simpson Manufacturing Co. Ltd.	159,013	5,551,144
Trex Co., Inc. (a)(d)	120,832	4,689,490
Universal Forest Products, Inc.	76,908	4,619,094
USG Corp. (a)(d)	336,919	10,279,399
		162,562,158
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	200,190	6,408,082
ACCO Brands Corp. (a)(d)	415,352	3,156,675
Acme United Corp.	1,357	23,544
Amrep Corp. (a)	2,745	13,670
ARC Document Solutions, Inc. (a)	140,544	933,212
Avalon Holdings Corp. Class A (a)	128	241
Brady Corp. Class A	179,208	3,935,408
Casella Waste Systems, Inc. Class A (a)	140,875	867,790
CECO Environmental Corp.	73,503	711,509
Cenveo, Inc. (a)(d)	218,856	376,432
Civeo Corp.	389,715	759,944
Clean Harbors, Inc. (a)(d)	200,701	9,858,433
Command Security Corp. (a)	4,127	6,521
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CompX International, Inc. Class A	729	$ 8,034
Copart, Inc. (a)	433,287	15,173,711
Covanta Holding Corp. (d)	499,443	9,888,971
Deluxe Corp.	187,254	10,862,605
Ecology & Environment, Inc. Class A	5,634	63,495
Ennis, Inc.	103,207	1,685,370
Essendant, Inc.	145,521	5,020,475
Fuel Tech, Inc. (a)(d)	72,552	148,006
G&K Services, Inc. Class A	75,528	5,106,448
Healthcare Services Group, Inc.	279,539	9,347,784
Heritage-Crystal Clean, Inc. (a)	53,947	643,048
Herman Miller, Inc.	230,279	6,242,864
HNI Corp.	169,895	7,940,892
Hudson Technologies, Inc. (a)(d)	96,791	301,988
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	45,721
InnerWorkings, Inc. (a)(d)	137,677	999,535
Interface, Inc.	248,976	6,035,178
Intersections, Inc. (a)(d)	42,827	85,226
KAR Auction Services, Inc.	520,452	19,277,542
Kimball International, Inc. Class B	113,583	1,241,462
Knoll, Inc.	180,227	4,311,030
MagneGas Corp. (a)(d)	120,800	119,230
Matthews International Corp. Class A	115,850	5,882,863
McGrath RentCorp.	95,859	2,458,783
Metalico, Inc. (a)(d)	208,228	119,939
Mobile Mini, Inc.	176,315	5,996,473
Msa Safety, Inc.	121,976	5,547,468
Multi-Color Corp.	47,291	3,116,004
NL Industries, Inc. (a)	19,361	74,540
Performant Financial Corp. (a)(d)	101,625	264,225
Perma-Fix Environmental Services, Inc. (a)	24,334	96,606
Quad/Graphics, Inc.	106,325	1,535,333
Quest Resource Holding Corp. (a)(d)	290,901	218,176
R.R. Donnelley & Sons Co. (d)	786,190	12,343,183
Rollins, Inc.	370,754	10,351,452
SP Plus Corp. (a)(d)	67,034	1,539,771
Steelcase, Inc. Class A	347,707	6,130,074
Swisher Hygiene, Inc. (a)	36,476	43,771
Team, Inc. (a)(d)	76,564	3,203,438
Tetra Tech, Inc.	230,903	5,998,860
The Brink's Co.	185,900	5,327,894
TRC Companies, Inc. (a)	89,234	795,967
U.S. Ecology, Inc.	82,255	4,109,460
UniFirst Corp.	59,433	6,443,132
Versar, Inc. (a)	11,390	35,992
Viad Corp.	77,914	2,130,169
Virco Manufacturing Co. (a)	17,110	45,855

	Shares	Value
Waste Connections, Inc.	466,065	$ 22,166,051
West Corp.	185,062	4,504,409
		242,079,964
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)(d)	560,308	15,408,470
Aegion Corp. (a)	141,758	2,608,347
Ameresco, Inc. Class A (a)	58,398	331,117
Argan, Inc.	47,556	1,861,817
Chicago Bridge & Iron Co. NV (d)	363,004	16,073,817
Comfort Systems U.S.A., Inc.	140,986	3,908,132
Dycom Industries, Inc. (a)	126,975	9,026,653
EMCOR Group, Inc.	241,855	11,147,097
Furmanite Corp. (a)	137,457	861,855
Goldfield Corp. (d)	60,575	112,670
Granite Construction, Inc.	139,953	4,828,379
Great Lakes Dredge & Dock Corp. (a)(d)	221,781	1,230,885
HC2 Holdings, Inc. (a)(d)	104,547	788,284
Integrated Electrical Services, Inc. (a)	39,773	287,957
KBR, Inc.	541,004	9,435,110
Layne Christensen Co. (a)	69,984	522,081
MasTec, Inc. (a)	245,280	4,061,837
MYR Group, Inc. (a)	82,089	2,355,133
Northwest Pipe Co. (a)	32,983	544,879
Orion Marine Group, Inc. (a)	98,149	704,710
Primoris Services Corp. (d)	144,068	2,646,529
Sterling Construction Co., Inc. (a)(d)	68,241	316,638
Tutor Perini Corp. (a)(d)	147,398	2,608,945
		91,671,342
Electrical Equipment - 1.0%
Active Power, Inc. (a)	60,917	122,443
Acuity Brands, Inc. (d)	161,314	31,435,259
Allied Motion Technologies, Inc.	21,340	405,887
American Electric Technologies, Inc. (a)	11,601	39,327
American Superconductor Corp. (a)(d)	49,372	269,077
AZZ, Inc.	97,125	4,914,525
Babcock & Wilcox Enterprises, Inc. (a)	201,021	3,708,837
Blue Earth, Inc. (a)(d)	110,848	85,131
Broadwind Energy, Inc. (a)	50,197	159,626
BWX Technologies, Inc.	402,043	10,662,180
Capstone Turbine Corp. (a)(d)	1,220,115	489,998
Digital Power Corp. (a)	4,959	2,926
Encore Wire Corp.	69,613	2,260,334
Energous Corp. (a)(d)	27,889	201,359
Energy Focus, Inc. (a)(d)	19,782	433,226
EnerSys	166,998	8,929,383
Enphase Energy, Inc. (a)(d)	84,174	387,200
EnSync, Inc. (a)(d)	116,581	61,800
Espey Manufacturing & Electronics Corp.	5,358	136,629
Franklin Electric Co., Inc. (d)	150,430	4,406,095
FuelCell Energy, Inc. (a)(d)	913,924	754,261
Generac Holdings, Inc. (a)(d)	257,041	7,947,708
General Cable Corp.	182,931	2,661,646
Global Power Equipment Group, Inc.	59,603	274,174
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	199,758	$ 19,710,122
Ideal Power, Inc. (a)(d)	18,012	133,289
Lime Energy Co. (a)	4,467	13,937
LSI Industries, Inc.	78,209	742,203
MagneTek, Inc. (a)	12,167	608,593
Ocean Power Technologies, Inc. (a)	52,155	24,513
Orion Energy Systems, Inc. (a)	83,634	173,959
Plug Power, Inc. (a)(d)	579,690	991,270
Powell Industries, Inc.	36,668	1,076,572
Power Solutions International, Inc. (a)(d)	16,088	505,807
PowerSecure International, Inc. (a)(d)	86,226	1,039,886
Preformed Line Products Co.	9,836	298,031
Real Goods Solar, Inc. (a)	6,072	7,590
Regal Beloit Corp.	165,957	11,064,353
Revolution Lighting Technologies, Inc. (a)(d)	146,051	153,354
Sensata Technologies Holding BV (a)(d)	633,786	30,041,456
SL Industries, Inc. (a)	15,027	522,940
SolarCity Corp. (a)(d)	192,640	9,300,659
Thermon Group Holdings, Inc. (a)(d)	120,644	2,760,335
Ultralife Corp. (a)	43,594	189,198
Vicor Corp. (a)	64,365	628,202
		160,735,300
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	245,638	24,735,747
Raven Industries, Inc. (d)	144,742	2,622,725
		27,358,472
Machinery - 3.2%
Accuride Corp. (a)	163,325	553,672
Actuant Corp. Class A (d)	228,686	4,903,028
Adept Technology, Inc. (a)(d)	42,496	301,722
AGCO Corp. (d)	298,244	14,625,886
Alamo Group, Inc.	35,023	1,803,334
Albany International Corp. Class A	112,342	3,583,710
Allison Transmission Holdings, Inc.	626,952	17,930,827
Altra Industrial Motion Corp.	100,890	2,523,259
American Railcar Industries, Inc. (d)	34,678	1,437,750
ARC Group Worldwide, Inc. (a)	25,827	94,010
Art's-Way Manufacturing Co., Inc.	9,831	41,389
Astec Industries, Inc.	73,291	2,895,727
Barnes Group, Inc.	188,901	7,297,246
Blount International, Inc.	184,001	1,267,767
Briggs & Stratton Corp.	162,631	3,249,367
Chart Industries, Inc. (a)	112,745	2,881,762
Chicago Rivet & Machine Co.	772	21,045
CIRCOR International, Inc.	68,112	3,081,387
CLARCOR, Inc.	190,305	10,727,493
Colfax Corp. (a)(d)	356,977	13,847,138
Columbus McKinnon Corp. (NY Shares)	74,812	1,422,176
Commercial Vehicle Group, Inc. (a)	93,301	477,701

	Shares	Value
Crane Co.	181,890	$ 9,556,501
Donaldson Co., Inc.	477,790	14,959,605
Douglas Dynamics, Inc.	87,262	1,938,962
Dynamic Materials Corp.	52,475	594,542
Eastern Co.	18,085	297,679
Energy Recovery, Inc. (a)(d)	141,452	377,677
EnPro Industries, Inc.	89,822	4,261,156
ESCO Technologies, Inc.	103,958	3,753,923
ExOne Co. (a)(d)	41,005	302,207
Federal Signal Corp.	233,625	3,305,794
FreightCar America, Inc.	47,091	1,014,811
Global Brass & Copper Holdings, Inc.	80,528	1,581,570
Gorman-Rupp Co.	73,596	1,778,815
Graco, Inc. (d)	222,762	15,368,350
Graham Corp.	37,894	701,039
Greenbrier Companies, Inc. (d)	100,815	4,203,986
Hardinge, Inc.	32,023	328,876
Harsco Corp.	304,252	3,517,153
Hillenbrand, Inc. (d)	243,758	6,571,716
Hurco Companies, Inc.	23,780	733,375
Hyster-Yale Materials Handling Class A	40,982	2,490,066
IDEX Corp. (d)	282,787	20,312,590
ITT Corp.	336,738	12,597,369
Jason Industries, Inc. (a)(d)	35,118	175,239
John Bean Technologies Corp.	113,288	3,752,099
Kadant, Inc.	42,249	1,879,658
Kennametal, Inc. (d)	307,071	9,365,666
Key Technology, Inc. (a)	12,346	151,979
L.B. Foster Co. Class A	36,564	655,593
Lincoln Electric Holdings, Inc.	285,746	16,759,003
Lindsay Corp. (d)	45,351	3,457,107
LiqTech International, Inc. (a)(d)	90,569	70,644
Lydall, Inc. (a)	64,441	1,750,218
Manitex International, Inc. (a)(d)	43,889	280,890
Manitowoc Co., Inc. (d)	505,280	8,630,182
Meritor, Inc. (a)	366,980	4,642,297
MFRI, Inc. (a)	13,428	72,914
Middleby Corp. (a)	214,165	23,247,611
Miller Industries, Inc.	42,091	912,954
Mueller Industries, Inc.	220,008	6,998,454
Mueller Water Products, Inc. Class A	617,592	5,527,448
Navistar International Corp. (a)(d)	252,172	4,498,748
NN, Inc.	94,941	2,298,522
Nordson Corp.	211,936	14,097,983
Omega Flex, Inc.	5,411	165,901
Oshkosh Corp. (d)	291,694	12,265,733
PMFG, Inc. (a)(d)	73,905	481,861
Proto Labs, Inc. (a)(d)	85,899	6,256,024
RBC Bearings, Inc. (a)(d)	88,187	5,455,248
Rexnord Corp. (a)(d)	389,771	7,814,909
SPX Corp.	154,846	9,094,106
Standex International Corp.	49,592	3,968,352
Sun Hydraulics Corp.	94,734	3,056,119
Supreme Industries, Inc. Class A	23,290	193,307
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Taylor Devices, Inc. (a)	3,820	$ 50,080
Tecumseh Products Co. (a)	49,815	248,079
Tennant Co.	73,187	4,195,079
Terex Corp. (d)	393,008	9,168,877
The L.S. Starrett Co. Class A	20,536	324,263
Timken Co.	279,732	8,881,491
Titan International, Inc. (d)	205,788	1,889,134
Toro Co.	209,353	14,926,869
TriMas Corp. (a)	170,208	3,104,594
Trinity Industries, Inc. (d)	584,580	15,777,814
Twin Disc, Inc.	28,396	397,260
Valmont Industries, Inc. (d)	87,486	9,298,887
Wabash National Corp. (a)(d)	261,500	3,198,145
WABCO Holdings, Inc. (a)	203,180	23,430,718
Wabtec Corp. (d)	362,828	34,744,409
Watts Water Technologies, Inc. Class A	106,299	5,830,500
Woodward, Inc.	218,074	9,944,174
WSI Industries, Inc.	5,668	29,757
Xerium Technologies, Inc. (a)	47,721	580,765
		509,512,822
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	35,249	198,452
International Shipholding Corp.	22,466	135,695
Kirby Corp. (a)	207,838	14,658,814
Matson, Inc.	164,147	6,185,059
Rand Logistics, Inc. (a)(d)	41,510	102,115
		21,280,135
Professional Services - 1.4%
Acacia Research Corp.	187,838	1,788,218
Advisory Board Co. (a)	160,431	7,801,760
Barrett Business Services, Inc.	25,887	922,872
CBIZ, Inc. (a)(d)	163,829	1,597,333
CDI Corp.	54,937	562,006
CEB, Inc.	125,423	8,982,795
CRA International, Inc. (a)	36,975	840,072
CTPartners Executive Search, Inc. (a)(d)	23,355	31,996
DLH Holdings Corp. (a)	2,300	5,750
Exponent, Inc.	102,458	4,380,080
Franklin Covey Co. (a)	48,586	812,844
FTI Consulting, Inc. (a)(d)	159,909	6,373,973
General Employment Enterprises, Inc. (a)	37,933	26,929
GP Strategies Corp. (a)	66,351	1,626,263
Heidrick & Struggles International, Inc.	62,240	1,213,058
Hill International, Inc. (a)	138,135	541,489
Hudson Global, Inc. (a)	73,448	189,496
Huron Consulting Group, Inc. (a)	87,107	6,305,676
ICF International, Inc. (a)(d)	78,313	2,679,088
IHS, Inc. Class A (a)	260,032	30,168,913
Insperity, Inc.	85,659	3,802,403
Kelly Services, Inc. Class A (non-vtg.)	119,867	1,732,078

	Shares	Value
Kforce, Inc.	100,831	$ 2,701,262
Korn/Ferry International	195,298	6,653,803
Lightbridge Corp. (a)(d)	43,052	41,330
Manpower, Inc.	291,108	25,297,285
Marathon Patent Group, Inc. (a)(d)	29,824	68,297
Mastech Holdings, Inc. (a)	3,140	22,294
MISTRAS Group, Inc. (a)	65,746	962,521
Navigant Consulting, Inc. (a)	183,680	2,900,307
Odyssey Marine Exploration, Inc. (a)(d)	256,679	72,383
On Assignment, Inc. (a)	175,958	6,330,969
Pendrell Corp. (a)	486,872	720,571
RCM Technologies, Inc. (a)	26,829	133,608
Resources Connection, Inc.	147,742	2,318,072
RPX Corp. (a)(d)	214,024	2,947,110
Spherix, Inc. (a)(d)	91,248	44,255
Towers Watson & Co.	259,804	30,846,529
TriNet Group, Inc. (a)	101,742	1,713,335
TrueBlue, Inc. (a)	161,837	3,884,088
Verisk Analytics, Inc. (a)	587,425	42,929,019
Volt Information Sciences, Inc. (a)(d)	26,730	238,966
VSE Corp.	15,478	640,480
WageWorks, Inc. (a)(d)	127,990	5,735,232
Willdan Group, Inc. (a)	21,298	192,534
		219,779,342
Road & Rail - 0.9%
AMERCO	23,413	8,769,573
ArcBest Corp.	90,164	2,603,936
Avis Budget Group, Inc. (a)	397,331	17,534,217
Celadon Group, Inc.	101,832	1,943,973
Con-way, Inc.	212,549	7,481,725
Covenant Transport Group, Inc. Class A (a)	42,798	1,009,605
Genesee & Wyoming, Inc. Class A (a)	190,750	13,043,485
Heartland Express, Inc. (d)	216,713	4,386,271
Hertz Global Holdings, Inc. (a)	1,676,436	30,896,715
Knight Transportation, Inc.	227,091	6,176,875
Landstar System, Inc.	166,132	10,997,938
Marten Transport Ltd.	92,034	1,703,549
Old Dominion Freight Lines, Inc. (a)	251,549	16,725,493
P.A.M. Transportation Services, Inc. (a)	12,026	464,564
Patriot Transportation Holding, Inc. (a)	5,781	126,488
Providence & Worcester Railroad Co.	1,842	29,933
Roadrunner Transportation Systems, Inc. (a)(d)	113,743	2,465,948
Saia, Inc. (a)(d)	97,187	3,649,372
Swift Transporation Co. (a)(d)	309,551	6,033,149
U.S.A. Truck, Inc. (a)	31,657	625,226
Universal Truckload Services, Inc. (d)	36,649	719,420
Werner Enterprises, Inc. (d)	167,017	4,424,280
YRC Worldwide, Inc. (a)	105,033	1,755,101
		143,566,836
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	740	8,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp. Class A	354,631	$ 11,408,479
Aircastle Ltd.	233,960	4,861,689
Applied Industrial Technologies, Inc.	152,841	6,471,288
Beacon Roofing Supply, Inc. (a)	184,629	6,692,801
BlueLinx Corp. (a)	73,361	58,689
CAI International, Inc. (a)(d)	61,359	807,484
DXP Enterprises, Inc. (a)(d)	46,631	1,387,272
Empire Resources, Inc.	161	460
Essex Rental Corp. (a)	27,827	13,552
GATX Corp. (d)	165,278	8,192,830
H&E Equipment Services, Inc.	116,012	2,402,609
HD Supply Holdings, Inc. (a)	677,757	22,365,981
Houston Wire & Cable Co.	69,133	528,176
Kaman Corp.	109,297	4,244,003
Lawson Products, Inc. (a)	23,255	543,934
MRC Global, Inc. (a)(d)	378,876	4,921,599
MSC Industrial Direct Co., Inc. Class A (d)	188,224	12,740,883
Neff Corp.	93,514	616,257
Now, Inc. (a)(d)	402,550	6,867,503
Rush Enterprises, Inc. Class A (a)(d)	141,956	3,622,717
Stock Building Supply Holdings, Inc. (a)	50,213	945,511
TAL International Group, Inc.	123,311	2,260,291
Textainer Group Holdings Ltd. (d)	102,209	1,795,812
Titan Machinery, Inc. (a)(d)	64,538	750,577
Transcat, Inc. (a)	4,695	45,542
Veritiv Corp. (a)(d)	32,023	1,150,586
Watsco, Inc.	101,495	12,429,078
WESCO International, Inc. (a)(d)	162,498	9,095,013
Willis Lease Finance Corp. (a)	19,324	323,677
		127,552,692
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	229,383	3,220,537
TOTAL INDUSTRIALS		2,168,960,174
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.3%
ADTRAN, Inc.	197,013	3,156,148
Aerohive Networks, Inc. (a)(d)	38,468	239,271
Alliance Fiber Optic Products, Inc. (d)	55,668	1,049,898
Applied Optoelectronics, Inc. (a)	25,005	515,353
Arista Networks, Inc. (a)(d)	18,869	1,411,213
Arris Group, Inc. (a)(d)	496,079	13,106,407
Aviat Networks, Inc. (a)	198,244	229,963
Bel Fuse, Inc. Class B (non-vtg.)	40,471	714,718
Black Box Corp.	60,284	928,374
Brocade Communications Systems, Inc.	1,616,442	17,215,107
CalAmp Corp. (a)(d)	137,417	2,283,871
Calix Networks, Inc. (a)	146,257	1,171,519

	Shares	Value
Ciena Corp. (a)(d)	448,443	$ 10,027,185
Clearfield, Inc. (a)(d)	45,932	780,385
ClearOne, Inc.	17,545	201,241
CommScope Holding Co., Inc. (a)	468,935	15,170,047
Communications Systems, Inc.	9,294	82,531
Comtech Telecommunications Corp.	62,000	1,654,160
Digi International, Inc. (a)	91,816	940,196
EchoStar Holding Corp. Class A (a)	173,003	7,715,934
EMCORE Corp. (a)	109,490	763,145
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	367,665	1,102,995
Finisar Corp. (a)(d)	395,480	6,102,256
Harmonic, Inc. (a)(d)	364,484	2,103,073
Infinera Corp. (a)(d)	538,157	11,742,586
InfoSonics Corp. (a)	41,938	52,842
InterDigital, Inc.	136,692	6,762,153
Interphase Corp. (a)	11,825	3,336
Inventergy Global, Inc. (a)	23,240	7,855
Ixia (a)	231,024	3,573,941
KVH Industries, Inc. (a)(d)	48,623	538,743
Lantronix, Inc. (a)	2,994	4,042
Lumentum Holdings, Inc. (a)	176,101	3,476,234
MRV Communications, Inc. (a)	11,123	228,466
NETGEAR, Inc. (a)(d)	121,220	3,682,664
Novatel Wireless, Inc. (a)(d)	119,828	333,122
NumereX Corp. Class A (a)	50,190	468,775
Oclaro, Inc. (a)(d)	344,328	936,572
Optical Cable Corp.	11,466	39,214
Palo Alto Networks, Inc. (a)(d)	259,356	42,591,442
Parkervision, Inc. (a)(d)	336,237	73,972
PC-Tel, Inc.	66,388	363,142
Plantronics, Inc. (d)	129,864	6,903,570
Polycom, Inc. (a)	514,414	5,535,095
Relm Wireless Corp. (a)	28,926	132,481
Resonant, Inc. (a)(d)	9,244	48,531
Ruckus Wireless, Inc. (a)(d)	216,742	2,453,519
ShoreTel, Inc. (a)	254,027	1,889,961
Sonus Networks, Inc. (a)	192,177	1,352,926
Technical Communications Corp. (a)	2,835	8,817
Tessco Technologies, Inc.	22,372	533,125
Ubiquiti Networks, Inc. (d)	97,251	3,419,345
ViaSat, Inc. (a)(d)	171,693	10,090,398
Viavi Solutions, Inc. (a)	880,508	4,728,328
Westell Technologies, Inc. Class A (a)	150,024	169,527
xG Technology, Inc. (a)	5,108	1,880
Zhone Technologies, Inc. (a)	84,494	151,244
		200,962,838
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	28,508
Agilysys, Inc. (a)	51,105	524,848
Anixter International, Inc. (a)	106,509	6,780,363
Applied DNA Sciences, Inc. (a)(d)	39,001	139,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	355,128	$ 19,858,758
Avnet, Inc.	506,600	21,479,840
AVX Corp.	188,324	2,459,511
Badger Meter, Inc.	54,305	3,165,438
Belden, Inc.	160,288	8,076,912
Benchmark Electronics, Inc. (a)	208,583	4,457,419
CDW Corp.	531,247	21,117,068
Checkpoint Systems, Inc.	164,593	1,329,911
ClearSign Combustion Corp. (a)(d)	33,298	165,158
Cognex Corp.	324,504	11,539,362
Coherent, Inc. (a)	95,492	5,567,184
Control4 Corp. (a)(d)	71,474	641,122
CTS Corp.	132,796	2,503,205
CUI Global, Inc. (a)(d)	68,064	353,252
Daktronics, Inc. (d)	149,824	1,301,971
Digital Ally, Inc. (a)(d)	15,000	125,100
Dolby Laboratories, Inc. Class A	165,614	5,392,392
DTS, Inc. (a)	68,955	1,829,376
Dynasil Corp. of America (a)	9,408	14,018
Echelon Corp. (a)(d)	108,441	60,727
Electro Rent Corp.	77,042	821,268
Electro Scientific Industries, Inc.	98,846	458,645
eMagin Corp. (a)(d)	60,537	147,710
Fabrinet (a)(d)	114,777	2,281,767
FARO Technologies, Inc. (a)(d)	63,155	2,453,572
FEI Co.	155,600	11,744,688
Frequency Electronics, Inc. (a)	18,354	205,381
Giga-Tronics, Inc. (a)	16,884	24,988
GSI Group, Inc. (a)	116,141	1,508,672
I. D. Systems Inc. (a)(d)	39,946	149,798
Identiv, Inc. (a)(d)	40,037	186,172
IEC Electronics Corp. (a)	18,101	80,549
II-VI, Inc. (a)	198,435	3,351,567
Image Sensing Systems, Inc. (a)	9,763	40,419
Ingram Micro, Inc. Class A	585,475	15,842,954
Insight Enterprises, Inc. (a)	151,818	3,842,514
Intellicheck Mobilisa, Inc. (a)	10,716	11,680
IntriCon Corp. (a)	8,644	59,644
InvenSense, Inc. (a)(d)	277,010	2,828,272
IPG Photonics Corp. (a)(d)	134,945	11,392,057
Iteris, Inc. (a)	62,428	130,475
Itron, Inc. (a)(d)	150,781	4,523,430
Jabil Circuit, Inc.	721,388	13,958,858
KEMET Corp. (a)	162,823	335,415
KEY Tronic Corp. (a)	23,864	248,186
Keysight Technologies, Inc. (a)	640,050	20,507,202
Kimball Electronics, Inc. (a)	85,187	1,000,947
Knowles Corp. (a)(d)	335,905	5,468,533
LGL Group, Inc. (a)	3,009	11,133
LightPath Technologies, Inc. Class A (a)(d)	21,115	35,473

	Shares	Value
Littelfuse, Inc.	86,481	$ 7,761,670
LoJack Corp. (a)	53,454	176,933
LRAD Corp. (a)	77,211	144,385
Luna Innovations, Inc. (a)	39,627	44,382
Maxwell Technologies, Inc. (a)(d)	112,643	601,514
Mercury Systems, Inc. (a)	126,027	1,996,268
Mesa Laboratories, Inc.	11,329	1,228,064
Methode Electronics, Inc. Class A	146,606	3,895,321
MicroVision, Inc. (a)(d)	165,273	522,263
MOCON, Inc.	7,499	100,862
MTS Systems Corp.	57,851	3,444,449
Multi-Fineline Electronix, Inc. (a)	33,909	541,527
Napco Security Technolgies, Inc. (a)	24,581	146,994
National Instruments Corp.	389,663	11,382,056
Neonode, Inc. (a)(d)	121,979	357,398
NetList, Inc. (a)(d)	140,493	70,247
Newport Corp. (a)	153,935	2,355,206
OSI Systems, Inc. (a)	71,273	5,205,780
Par Technology Corp. (a)	27,309	122,891
Park Electrochemical Corp.	80,447	1,416,672
PC Connection, Inc. (d)	71,542	1,507,390
PC Mall, Inc. (a)	21,739	212,607
Perceptron, Inc. (a)	33,349	336,825
Planar Systems, Inc. (a)	78,950	434,225
Plexus Corp. (a)	124,547	4,741,504
RadiSys Corp. (a)	129,394	354,540
RealD, Inc. (a)	169,235	1,592,501
Research Frontiers, Inc. (a)(d)	71,977	382,918
RF Industries Ltd.	13,982	59,144
Richardson Electronics Ltd.	36,856	229,244
Rofin-Sinar Technologies, Inc. (a)(d)	107,837	2,746,608
Rogers Corp. (a)	72,257	4,021,825
Sanmina Corp. (a)	313,060	6,023,274
ScanSource, Inc. (a)(d)	112,633	4,302,581
Sigmatron International, Inc. (a)	11,463	70,612
Speed Commerce, Inc. (a)(d)	152,616	25,197
Superconductor Technologies, Inc. (a)(d)	51,793	54,383
SYNNEX Corp. (d)	104,520	8,276,939
Tech Data Corp. (a)(d)	139,167	9,079,255
Trimble Navigation Ltd. (a)	976,886	18,463,145
TTM Technologies, Inc. (a)(d)	236,635	1,613,851
Uni-Pixel, Inc. (a)(d)	35,725	41,441
Universal Display Corp. (a)(d)	152,815	5,629,705
Vishay Intertechnology, Inc.	499,369	4,933,766
Vishay Precision Group, Inc. (a)(d)	49,281	551,454
Wayside Technology Group, Inc.	13,442	232,412
Wireless Telecom Group, Inc. (a)	35,461	64,539
Zebra Technologies Corp. Class A (a)	194,133	16,089,743
		356,149,156
Internet Software & Services - 2.3%
Actua Corp. (a)(d)	141,040	2,006,999
Amber Road, Inc. (a)(d)	30,228	150,838
Angie's List, Inc. (a)(d)	164,638	870,935
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Apigee Corp. (d)	34,609	$ 225,651
ARI Network Services, Inc. (a)(d)	34,382	127,901
Autobytel, Inc. (a)	31,669	558,958
Bankrate, Inc. (a)(d)	225,769	2,226,082
Bazaarvoice, Inc. (a)(d)	250,070	1,297,863
Benefitfocus, Inc. (a)(d)	47,473	1,741,310
Blucora, Inc. (a)(d)	154,628	2,158,607
Box, Inc. Class A (d)	53,487	721,005
Bridgeline Digital, Inc. (a)	4,849	6,304
Brightcove, Inc. (a)	117,958	628,716
BroadVision, Inc. (a)	7,417	44,576
Carbonite, Inc. (a)	60,557	666,733
Care.com, Inc. (a)(d)	18,447	109,575
ChannelAdvisor Corp. (a)(d)	79,363	903,151
comScore, Inc. (a)(d)	129,084	6,739,476
Constant Contact, Inc. (a)(d)	118,166	2,925,790
Cornerstone OnDemand, Inc. (a)	181,364	6,481,949
CoStar Group, Inc. (a)(d)	121,584	21,525,231
Coupons.com, Inc. (a)(d)	39,936	373,002
Cvent, Inc. (a)(d)	70,650	2,228,301
DealerTrack Holdings, Inc. (a)	167,150	10,490,334
Demand Media, Inc. (a)(d)	37,558	176,898
Demandware, Inc. (a)(d)	124,631	6,953,163
DHI Group, Inc. (a)	145,947	1,138,387
EarthLink Holdings Corp.	384,918	3,229,462
eGain Communications Corp. (a)(d)	49,320	178,045
Endurance International Group Holdings, Inc. (a)(d)	216,796	3,314,811
Envestnet, Inc. (a)(d)	133,525	4,169,986
Everyday Health, Inc. (a)	31,314	305,625
Five9, Inc. (a)(d)	34,649	136,171
GlowPoint, Inc. (a)	51,449	30,355
GoDaddy, Inc. (a)(d)	94,133	2,360,856
Gogo, Inc. (a)(d)	199,075	3,163,302
GrubHub, Inc. (a)(d)	68,931	1,823,225
HomeAway, Inc. (a)	332,363	9,535,494
Hortonworks, Inc. (d)	26,462	628,737
IAC/InterActiveCorp	284,306	19,844,559
Internap Network Services Corp. (a)(d)	217,848	1,736,249
Internet Patents Corp. (a)	283	860
IntraLinks Holdings, Inc. (a)	157,350	1,611,264
Inuvo, Inc. (a)	97,208	243,020
iPass, Inc. (a)	313,015	341,186
j2 Global, Inc.	172,303	11,988,843
LendingClub Corp. (d)	230,515	2,892,963
Limelight Networks, Inc. (a)	235,738	558,699
LinkedIn Corp. Class A (a)	402,297	72,654,838
Liquidity Services, Inc. (a)(d)	90,620	679,650
LiveDeal, Inc. (a)(d)	32,301	53,943
LivePerson, Inc. (a)	197,114	1,803,593
LogMeIn, Inc. (a)(d)	92,253	5,751,052

	Shares	Value
LookSmart Ltd. (a)	19,066	$ 19,638
Marchex, Inc. Class B	112,959	448,447
Marin Software, Inc. (a)(d)	49,781	177,718
Marketo, Inc. (a)(d)	109,867	3,077,375
MaxPoint Interactive, Inc. (d)	35,452	165,206
MeetMe, Inc. (a)(d)	143,707	234,242
Millennial Media, Inc. (a)(d)	246,070	329,734
Monster Worldwide, Inc. (a)(d)	344,947	2,507,765
Net Element International, Inc. (a)	9,424	1,868
New Relic, Inc.	24,964	812,828
NIC, Inc.	233,113	4,391,849
Onvia.com, Inc. (a)	2,326	9,560
Opower, Inc. (a)(d)	21,652	196,167
Pandora Media, Inc. (a)(d)	698,501	12,531,108
Q2 Holdings, Inc. (a)	62,012	1,622,234
QuinStreet, Inc. (a)	128,569	707,130
Qumu Corp. (a)	32,359	149,499
Rackspace Hosting, Inc. (a)(d)	444,519	13,517,823
RealNetworks, Inc. (a)	91,284	395,260
Reis, Inc.	36,313	904,194
RetailMeNot, Inc. (a)	155,811	1,402,299
Rightside Group Ltd. (a)(d)	34,488	267,282
Rocket Fuel, Inc. (a)(d)	74,672	457,739
SciQuest, Inc. (a)(d)	105,834	1,162,057
Selectica, Inc. (a)	17,570	70,631
Shutterstock, Inc. (a)(d)	58,550	1,962,011
Spark Networks, Inc. (a)(d)	80,921	260,566
SPS Commerce, Inc. (a)(d)	63,376	4,310,836
Stamps.com, Inc. (a)(d)	56,881	4,683,582
Support.com, Inc. (a)	167,715	212,998
Synacor, Inc. (a)	64,568	95,561
TechTarget, Inc. (a)	66,813	616,684
Textura Corp. (a)(d)	74,405	1,924,113
TheStreet.com, Inc.	85,257	149,200
Travelzoo, Inc. (a)(d)	32,602	312,979
Tremor Video, Inc. (a)(d)	117,265	238,048
TrueCar, Inc. (a)(d)	57,791	341,545
Twitter, Inc. (a)	1,995,815	55,463,699
United Online, Inc. (a)	52,077	567,119
Unwired Planet, Inc. (a)(d)	324,432	249,813
Viggle, Inc. (a)(d)	36,765	46,692
Web.com Group, Inc. (a)(d)	197,322	4,248,343
WebMD Health Corp. (a)(d)	138,121	5,680,917
XO Group, Inc. (a)	89,018	1,304,114
Xoom Corp. (a)(d)	118,597	2,944,764
Yelp, Inc. (a)(d)	238,282	5,785,487
YuMe, Inc. (a)(d)	55,310	150,996
Zillow Group, Inc. (a)(d)	166,043	4,214,171
Zillow Group, Inc. Class C (a)(d)	332,086	8,189,241
		372,027,655
IT Services - 2.8%
Acxiom Corp. (a)	304,767	6,387,916
Amdocs Ltd.	581,106	33,245,074
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Blackhawk Network Holdings, Inc. (a)	202,762	$ 8,011,127
Booz Allen Hamilton Holding Corp. Class A	361,625	9,655,388
Broadridge Financial Solutions, Inc.	449,843	23,747,212
CACI International, Inc. Class A (a)	93,331	7,319,017
Cardtronics, Inc. (a)(d)	166,711	5,751,530
Cartesian, Inc. (a)	2,929	7,352
Cass Information Systems, Inc.	35,081	1,690,904
Ciber, Inc. (a)	261,032	892,729
Computer Task Group, Inc.	44,089	295,837
Convergys Corp. (d)	370,436	8,371,854
CoreLogic, Inc. (a)	339,426	12,881,217
CSG Systems International, Inc.	126,513	3,910,517
CSP, Inc.	3,555	20,335
Datalink Corp. (a)	72,718	421,764
DST Systems, Inc.	105,894	10,845,663
Edgewater Technology, Inc. (a)	28,583	205,798
EPAM Systems, Inc. (a)	88,857	6,274,193
Euronet Worldwide, Inc. (a)	186,690	12,035,904
Everi Holdings, Inc. (a)	251,799	1,301,801
EVERTEC, Inc.	254,274	4,602,359
ExlService Holdings, Inc. (a)	127,323	4,606,546
FleetCor Technologies, Inc. (a)	280,517	41,841,916
Forrester Research, Inc.	46,079	1,456,557
Gartner, Inc. Class A (a)	309,598	26,473,725
Genpact Ltd. (a)	602,142	13,849,266
Global Payments, Inc.	247,187	27,534,160
Hackett Group, Inc.	102,623	1,445,958
Heartland Payment Systems, Inc.	137,200	8,174,376
Higher One Holdings, Inc. (a)	129,874	257,151
Information Services Group, Inc.	108,930	404,130
Innodata, Inc. (a)	58,124	138,916
InterCloud Systems, Inc. (a)(d)	80,280	150,124
Jack Henry & Associates, Inc.	307,466	20,895,389
Leidos Holdings, Inc.	237,516	9,994,673
Lionbridge Technologies, Inc. (a)(d)	223,684	1,192,236
ManTech International Corp. Class A	91,976	2,519,223
Mattersight Corp. (a)(d)	47,315	307,548
Maximus, Inc.	246,936	14,951,975
ModusLink Global Solutions, Inc. (a)(d)	128,863	405,918
MoneyGram International, Inc. (a)(d)	110,529	966,023
NCI, Inc. Class A	29,120	415,542
Neustar, Inc. Class A (a)(d)	206,907	5,783,051
Perficient, Inc. (a)	139,137	2,304,109
PFSweb, Inc. (a)	60,946	795,345
Planet Payment, Inc. (a)	164,425	486,698
PRG-Schultz International, Inc. (a)	115,194	415,850
Sabre Corp.	494,689	13,465,435
Science Applications International Corp.	150,289	7,329,595
ServiceSource International, Inc. (a)(d)	267,884	1,269,770
StarTek, Inc. (a)	22,269	81,059

	Shares	Value
Sykes Enterprises, Inc. (a)	153,693	$ 3,865,379
Syntel, Inc. (a)	120,129	5,339,734
Sysorex Global Holdings Corp. (a)(d)	4,486	7,088
Teletech Holdings, Inc.	76,566	2,071,110
Unisys Corp. (a)(d)	193,935	2,554,124
Vantiv, Inc. (a)	540,255	23,792,830
VeriFone Systems, Inc. (a)	433,703	13,548,882
Virtusa Corp. (a)(d)	105,248	5,569,724
WEX, Inc. (a)(d)	144,439	13,653,819
WidePoint Corp. (a)(d)	269,166	306,849
WPCS International, Inc. (a)	1,864	2,330
		438,499,624
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	152,283	3,695,908
Advanced Micro Devices, Inc. (a)(d)	2,357,062	4,266,282
AEHR Test Systems (a)	9,000	21,600
Alpha & Omega Semiconductor Ltd. (a)	65,601	501,848
Amkor Technology, Inc. (a)	428,103	2,311,756
Amtech Systems, Inc. (a)(d)	43,995	240,213
ANADIGICS, Inc. (a)(d)	289,349	93,749
Applied Micro Circuits Corp. (a)(d)	310,440	1,816,074
Ascent Solar Technologies, Inc. (a)(d)	82,630	9,089
Atmel Corp.	1,553,043	12,688,361
ATRM Holdings, Inc. (a)	674	1,827
ATRM Holdings, Inc. rights	674	0
Axcelis Technologies, Inc. (a)	459,365	1,497,530
AXT, Inc. (a)	115,481	252,903
Brooks Automation, Inc.	259,682	2,695,499
Cabot Microelectronics Corp. (a)	97,455	4,227,598
Cascade Microtech, Inc. (a)	41,750	643,785
Cavium, Inc. (a)(d)	206,243	14,028,649
Ceva, Inc. (a)(d)	77,932	1,500,191
Cirrus Logic, Inc. (a)	234,136	7,061,542
Cohu, Inc.	103,754	1,006,414
Cree, Inc. (a)(d)	412,419	11,226,045
CVD Equipment Corp. (a)(d)	12,898	142,007
CyberOptics Corp. (a)	16,917	115,036
Cypress Semiconductor Corp.	1,244,728	12,447,280
Diodes, Inc. (a)	146,636	2,887,263
DSP Group, Inc. (a)	84,313	737,739
Entegris, Inc. (a)	538,615	7,395,184
Exar Corp. (a)(d)	183,078	1,080,160
Fairchild Semiconductor International, Inc. (a)	436,802	5,940,507
FormFactor, Inc. (a)	219,185	1,457,580
Freescale Semiconductor, Inc. (a)	378,770	13,533,452
GigOptix, Inc. (a)	101,634	169,729
GSI Technology, Inc. (a)	51,850	241,621
Ikanos Communications, Inc. (a)	33,254	90,783
Inphi Corp. (a)(d)	99,486	2,361,798
Integrated Device Technology, Inc. (a)	550,979	10,463,091
Integrated Silicon Solution, Inc.	114,150	2,507,876
Intermolecular, Inc. (a)	45,789	97,988
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	510,804	$ 5,383,874
Intest Corp. (a)	34,005	137,720
IXYS Corp.	98,319	1,159,181
Kopin Corp. (a)(d)	205,895	638,275
Kulicke & Soffa Industries, Inc. (a)	309,384	3,267,095
Lattice Semiconductor Corp. (a)	448,984	1,876,753
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	72,884	2,150,807
Marvell Technology Group Ltd.	1,603,751	18,074,274
Mattson Technology, Inc. (a)	274,608	771,648
Maxim Integrated Products, Inc.	1,062,938	35,789,122
MaxLinear, Inc. Class A (a)	196,260	1,952,787
Microsemi Corp. (a)(d)	355,464	11,289,537
MKS Instruments, Inc.	201,231	6,781,485
Monolithic Power Systems, Inc.	139,155	6,691,964
MoSys, Inc. (a)(d)	165,767	246,993
Nanometrics, Inc. (a)(d)	92,092	1,279,158
NeoPhotonics Corp. (a)	99,041	717,057
NVE Corp.	19,506	1,024,455
Omnivision Technologies, Inc. (a)	219,531	5,246,791
ON Semiconductor Corp. (a)	1,606,577	15,350,843
PDF Solutions, Inc. (a)	101,711	1,238,840
Pericom Semiconductor Corp.	74,596	908,579
Photronics, Inc. (a)	255,315	2,325,920
Pixelworks, Inc. (a)(d)	90,594	423,074
PMC-Sierra, Inc. (a)	760,850	4,785,747
Power Integrations, Inc.	114,891	4,509,472
QuickLogic Corp. (a)(d)	211,902	286,068
Rambus, Inc. (a)(d)	440,865	5,920,817
Rubicon Technology, Inc. (a)(d)	86,191	120,667
Rudolph Technologies, Inc. (a)(d)	124,381	1,587,102
Semtech Corp. (a)	247,821	4,200,566
Sigma Designs, Inc. (a)	128,207	1,262,839
Silicon Laboratories, Inc. (a)(d)	150,088	6,525,826
Solar3D, Inc. (a)(d)	47,552	141,229
SolarEdge Technologies, Inc. (d)	26,733	671,533
STR Holdings, Inc. (a)(d)	39,469	32,365
SunEdison Semiconductor Ltd. (a)(d)	157,629	1,891,548
SunEdison, Inc. (a)(d)	1,091,834	11,355,074
SunPower Corp. (a)(d)	195,852	4,751,370
Synaptics, Inc. (a)(d)	137,645	9,647,538
Teradyne, Inc.	801,072	14,451,339
Tessera Technologies, Inc.	175,955	5,760,767
Ultra Clean Holdings, Inc. (a)	117,268	796,250
Ultratech, Inc. (a)(d)	102,668	1,765,890
Veeco Instruments, Inc. (a)(d)	150,845	3,479,994
Xcerra Corp. (a)(d)	206,830	1,294,756
		341,420,946
Software - 4.2%
A10 Networks, Inc. (a)	59,618	395,864
ACI Worldwide, Inc. (a)	437,093	9,323,194

	Shares	Value
American Software, Inc. Class A	75,568	$ 692,203
ANSYS, Inc. (a)	335,905	29,761,183
Aspen Technology, Inc. (a)	330,141	12,502,440
Asure Software, Inc. (a)	1,517	8,723
Aware, Inc. (a)	24,496	78,387
Barracuda Networks, Inc. (a)(d)	40,157	1,055,728
Blackbaud, Inc.	177,230	10,126,922
Bottomline Technologies, Inc. (a)(d)	148,748	3,977,522
BroadSoft, Inc. (a)(d)	113,096	3,569,310
BSQUARE Corp. (a)	35,898	217,901
Cadence Design Systems, Inc. (a)(d)	1,096,115	21,944,222
Callidus Software, Inc. (a)	214,124	3,376,735
CDK Global, Inc.	604,634	29,953,568
CommVault Systems, Inc. (a)	162,030	5,807,155
Comverse, Inc. (a)(d)	91,492	1,723,709
Covisint Corp. (a)(d)	156,273	421,937
Datawatch Corp. (a)(d)	28,143	146,344
Digimarc Corp. (a)(d)	32,290	1,231,218
Digital Turbine, Inc. (a)(d)	110,759	289,081
Document Security Systems, Inc. (a)	81,780	14,720
Ebix, Inc. (d)	105,913	3,006,870
Ellie Mae, Inc. (a)	104,870	7,595,734
EnerNOC, Inc. (a)(d)	96,330	899,722
Envivio, Inc. (a)(d)	47,792	88,893
EPIQ Systems, Inc.	126,421	1,608,075
ePlus, Inc. (a)(d)	21,833	1,653,195
Evolving Systems, Inc.	27,515	164,540
FactSet Research Systems, Inc.	143,432	22,650,781
Fair Isaac Corp.	118,704	10,157,501
FalconStor Software, Inc. (a)	102,011	175,459
Finjan Holdings, Inc. (a)	4,952	9,409
FireEye, Inc. (a)(d)	120,819	4,564,542
Fortinet, Inc. (a)	534,185	22,510,556
Gigamon, Inc. (a)	87,002	1,981,906
Globalscape, Inc.	29,423	98,273
Glu Mobile, Inc. (a)(d)	402,272	1,846,428
GSE Systems, Inc. (a)	33,148	44,418
Guidance Software, Inc. (a)(d)	71,315	506,337
Guidewire Software, Inc. (a)(d)	265,231	14,829,065
HubSpot, Inc.	36,305	1,716,863
Imperva, Inc. (a)	96,163	5,729,392
Infoblox, Inc. (a)	193,287	3,718,842
Interactive Intelligence Group, Inc. (a)(d)	65,293	2,285,908
Jive Software, Inc. (a)	147,880	666,939
Liquid Holdings Group, Inc. (a)	243,316	17,275
Majesco (a)	609	2,941
Majesco Entertainment Co. (a)	24,161	31,168
Manhattan Associates, Inc. (a)	275,482	16,110,187
Mentor Graphics Corp.	378,960	9,792,326
MicroStrategy, Inc. Class A (a)	34,465	6,848,196
Mitek Systems, Inc. (a)	93,592	308,854
MobileIron, Inc. (a)(d)	53,050	218,036
Model N, Inc. (a)	67,893	699,298
Monotype Imaging Holdings, Inc.	159,003	3,367,684
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetScout Systems, Inc. (a)	353,870	$ 12,933,949
NetSol Technologies, Inc. (a)	37,185	174,770
NetSuite, Inc. (a)(d)	135,020	11,996,527
Nuance Communications, Inc. (a)	930,679	15,328,283
NXT-ID, Inc. (a)(d)	21,173	25,196
Parametric Technology Corp. (a)	434,638	14,395,211
Park City Group, Inc. (a)(d)	44,265	520,556
Paycom Software, Inc. (a)(d)	91,450	3,524,483
Paylocity Holding Corp. (a)(d)	58,222	1,922,490
Pegasystems, Inc.	142,032	3,481,204
Progress Software Corp. (a)	194,976	5,281,900
Proofpoint, Inc. (a)(d)	129,368	7,288,593
PROS Holdings, Inc. (a)(d)	93,435	2,066,782
QAD, Inc.:
Class A	27,311	687,418
Class B	24,367	494,894
Qlik Technologies, Inc. (a)	339,509	12,853,811
Qualys, Inc. (a)(d)	75,480	2,193,449
RealPage, Inc. (a)(d)	203,637	3,748,957
Rosetta Stone, Inc. (a)	68,940	480,512
Rovi Corp. (a)(d)	338,708	3,749,498
SeaChange International, Inc. (a)(d)	126,310	762,912
ServiceNow, Inc. (a)(d)	514,118	36,481,813
Silver Spring Networks, Inc. (a)(d)	116,769	1,354,520
Smith Micro Software, Inc. (a)(d)	132,928	105,013
SolarWinds, Inc. (a)	249,075	9,900,731
Solera Holdings, Inc.	253,457	12,209,024
Sonic Foundry, Inc. (a)	2,194	14,612
Splunk, Inc. (a)	469,823	29,114,931
SS&C Technologies Holdings, Inc.	282,691	19,149,488
Synchronoss Technologies, Inc. (a)(d)	137,518	5,554,352
Synopsys, Inc. (a)	576,088	27,035,810
Tableau Software, Inc. (a)(d)	154,767	14,574,408
Take-Two Interactive Software, Inc. (a)(d)	315,917	9,202,662
Tangoe, Inc. (a)(d)	143,689	1,077,668
TeleCommunication Systems, Inc. Class A (a)	167,368	585,788
TeleNav, Inc. (a)	106,870	755,571
The Rubicon Project, Inc. (a)(d)	76,203	1,097,323
TiVo, Inc. (a)	368,048	3,349,237
Tubemogul, Inc. (a)(d)	57,029	630,741
Tyler Technologies, Inc. (a)(d)	126,306	17,435,280
Ultimate Software Group, Inc. (a)(d)	106,751	18,808,459
Upland Software, Inc.	16,242	127,825
Varonis Systems, Inc. (a)(d)	17,994	356,281
Vasco Data Security International, Inc. (a)(d)	107,243	1,793,103
Verint Systems, Inc. (a)	232,386	12,393,145
VirnetX Holding Corp. (a)(d)	160,384	582,194
VMware, Inc. Class A (a)	322,178	25,500,389
Voltari Corp. (a)(d)	19,368	129,959

	Shares	Value
Vringo, Inc. (a)(d)	250,377	$ 150,552
Wave Systems Corp. Class A (a)	184,623	25,478
Workday, Inc. Class A (a)(d)	361,842	25,423,019
Workiva, Inc. (d)	31,533	451,868
Yodlee, inc.	25,540	414,003
Zendesk, Inc. (a)(d)	203,553	4,209,476
Zix Corp. (a)(d)	180,557	790,840
Zynga, Inc. (a)	2,524,130	6,386,049
		673,606,686
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(d)	391,528	5,375,679
Avid Technology, Inc. (a)(d)	126,635	1,052,337
Concurrent Computer Corp.	30,661	164,956
Cray, Inc. (a)(d)	151,642	3,213,294
Crossroads Systems, Inc. (a)(d)	36,918	37,287
Dataram Corp. (a)	3,942	5,440
Diebold, Inc.	244,628	7,612,823
Dot Hill Systems Corp. (a)	227,908	2,203,870
Electronics for Imaging, Inc. (a)(d)	178,434	7,810,056
Hutchinson Technology, Inc. (a)(d)	106,906	160,359
Imation Corp. (a)(d)	119,007	367,732
Immersion Corp. (a)	113,167	1,311,606
Intevac, Inc. (a)	82,658	389,319
Lexmark International, Inc. Class A	226,139	6,779,647
NCR Corp. (a)	636,112	15,960,050
Nimble Storage, Inc. (a)(d)	96,515	2,573,090
QLogic Corp. (a)(d)	321,460	3,323,896
Quantum Corp. (a)(d)	964,773	1,128,784
Silicon Graphics International Corp. (a)(d)	125,239	626,195
Super Micro Computer, Inc. (a)(d)	137,566	3,762,430
Transact Technologies, Inc.	28,331	212,766
U.S.A. Technologies, Inc. (a)(d)	123,963	388,004
Violin Memory, Inc. (a)(d)	313,676	555,207
Xplore Technologies Corp. (a)	14,878	83,689
		65,098,516
TOTAL INFORMATION TECHNOLOGY		2,447,765,421
MATERIALS - 4.6%
Chemicals - 2.3%
A. Schulman, Inc.	114,535	3,931,987
Albemarle Corp. U.S.	418,503	18,920,521
American Vanguard Corp. (d)	100,323	1,340,315
Ashland, Inc.	229,911	24,133,758
Axalta Coating Systems	497,625	14,525,674
Axiall Corp.	262,013	6,618,448
Balchem Corp.	118,893	6,958,807
BioAmber, Inc. (a)(d)	57,670	340,830
Cabot Corp.	243,454	8,245,787
Calgon Carbon Corp.	200,521	3,260,471
Celanese Corp. Class A	576,741	34,973,574
Chase Corp.	22,268	879,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chemtura Corp. (a)(d)	249,441	$ 6,784,795
Codexis, Inc. (a)	91,779	342,336
Core Molding Technologies, Inc. (a)	30,292	661,880
Cytec Industries, Inc.	266,662	19,786,320
Ferro Corp. (a)	325,575	4,004,573
Flotek Industries, Inc. (a)(d)	185,194	3,622,395
FutureFuel Corp.	84,621	852,980
H.B. Fuller Co. (d)	195,758	7,094,270
Hawkins, Inc.	37,806	1,438,518
Huntsman Corp.	756,272	12,501,176
Innophos Holdings, Inc.	76,978	3,700,332
Innospec, Inc. (d)	95,744	4,701,030
Intrepid Potash, Inc. (a)(d)	215,299	1,703,015
KMG Chemicals, Inc.	32,018	646,764
Koppers Holdings, Inc.	76,295	1,586,936
Kraton Performance Polymers, Inc. (a)	119,735	2,527,606
Kronos Worldwide, Inc.	93,968	696,303
LSB Industries, Inc. (a)(d)	72,807	1,740,815
Marrone Bio Innovations, Inc. (a)(d)	53,732	109,613
Metabolix, Inc. (a)(d)	20,616	44,531
Minerals Technologies, Inc.	129,953	6,990,172
NewMarket Corp. (d)	39,832	15,265,216
Northern Technologies International Corp. (a)	5,288	82,546
Olin Corp. (d)	288,906	5,766,564
OM Group, Inc.	111,277	3,727,780
OMNOVA Solutions, Inc. (a)	168,422	1,059,374
Platform Specialty Products Corp. (a)(d)	493,947	9,454,146
PolyOne Corp.	335,600	10,896,932
Quaker Chemical Corp.	49,586	3,935,145
Rayonier Advanced Materials, Inc.	163,222	1,113,174
Rentech, Inc. (a)(d)	81,014	569,528
RPM International, Inc.	503,566	22,081,369
Senomyx, Inc. (a)(d)	176,669	1,176,616
Sensient Technologies Corp.	178,805	11,649,146
Stepan Co.	71,974	3,240,989
The Chemours Co. LLC (d)	677,175	6,548,282
The Scotts Miracle-Gro Co. Class A	171,824	10,685,735
TOR Minerals International, Inc. (a)	3,831	20,611
Trecora Resources (a)	73,101	944,465
Tredegar Corp.	97,247	1,409,109
Trinseo SA (a)(d)	38,976	1,135,761
Tronox Ltd. Class A	246,268	1,982,457
Valhi, Inc.	74,540	210,203
Valspar Corp.	277,917	20,371,316
W.R. Grace & Co. (a)	269,005	26,615,355
Westlake Chemical Corp.	154,339	8,524,143
		374,132,080
Construction Materials - 0.2%
Eagle Materials, Inc.	187,347	15,330,605
Headwaters, Inc. (a)	271,728	5,483,471

	Shares	Value
Summit Materials, Inc.	157,054	$ 3,684,487
Tecnoglass, Inc. (a)(d)	9,010	121,725
U.S. Concrete, Inc. (a)(d)	46,070	2,385,505
United States Lime & Minerals, Inc.	7,538	371,171
		27,376,964
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	14,481	788,490
Aptargroup, Inc.	235,255	15,846,777
Bemis Co., Inc.	359,240	15,238,961
Berry Plastics Group, Inc. (a)	443,391	13,124,374
Crown Holdings, Inc. (a)	518,489	25,701,500
Graphic Packaging Holding Co.	1,213,929	17,116,399
Greif, Inc. Class A (d)	126,871	3,714,783
Myers Industries, Inc.	100,702	1,436,011
Packaging Corp. of America (d)	371,333	24,920,158
Silgan Holdings, Inc.	162,398	8,503,159
Sonoco Products Co.	380,516	14,961,889
UFP Technologies, Inc. (a)	19,791	425,902
		141,778,403
Metals & Mining - 0.8%
A.M. Castle & Co. (a)(d)	69,394	192,221
AK Steel Holding Corp. (a)(d)	651,322	2,012,585
Allegheny Technologies, Inc.	415,331	8,020,042
Ampco-Pittsburgh Corp.	34,089	419,976
Carpenter Technology Corp. (d)	193,526	7,547,514
Century Aluminum Co. (a)(d)	196,626	1,101,106
Cliffs Natural Resources, Inc. (d)	571,822	2,270,133
Coeur d'Alene Mines Corp. (a)(d)	498,582	1,675,236
Commercial Metals Co.	437,654	6,871,168
Compass Minerals International, Inc.	126,504	10,246,824
Comstock Mining, Inc. (a)(d)	223,980	123,234
Friedman Industries	19,700	118,594
General Moly, Inc. (a)(d)	202,841	99,392
Globe Specialty Metals, Inc.	246,804	3,391,087
Gold Resource Corp. (d)	165,826	394,666
Golden Minerals Co. (a)(d)	115,781	39,366
Handy & Harman Ltd. (a)(d)	25,445	641,723
Haynes International, Inc.	48,096	1,838,229
Hecla Mining Co. (d)	1,445,542	2,977,817
Horsehead Holding Corp. (a)(d)	226,328	1,851,363
Kaiser Aluminum Corp.	66,982	5,598,356
Materion Corp.	74,115	2,294,600
McEwen Mining, Inc. (d)	850,583	776,157
Mines Management, Inc. (a)(d)	69,165	25,107
Noranda Aluminium Holding Corp.	47,816	188,873
Olympic Steel, Inc.	34,711	449,507
Paramount Gold Nevada Corp. (a)(d)	22,744	29,340
Real Industries, Inc. (a)(d)	96,773	936,763
Reliance Steel & Aluminum Co.	278,021	16,158,581
Royal Gold, Inc.	244,665	11,773,280
Ryerson Holding Corp. (d)	44,874	341,940
Schnitzer Steel Industries, Inc. Class A	99,942	1,729,996
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Solitario Exploration & Royalty Corp. (a)(d)	57,827	$ 29,492
Steel Dynamics, Inc.	904,006	17,610,037
Stillwater Mining Co. (a)(d)	477,825	4,563,229
SunCoke Energy, Inc.	244,877	2,811,188
Synalloy Corp.	24,589	239,989
Timberline Resources Corp. (a)(d)	17,764	4,796
TimkenSteel Corp.	139,110	2,485,896
U.S. Antimony Corp. (a)	114,807	63,144
United States Steel Corp. (d)	542,392	8,884,381
Universal Stainless & Alloy Products, Inc. (a)	23,505	305,330
Worthington Industries, Inc.	188,182	4,815,577
		133,947,835
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	147,876	4,798,576
Clearwater Paper Corp. (a)	73,754	4,134,649
Deltic Timber Corp.	44,462	2,761,535
Domtar Corp.	241,534	9,712,082
Kapstone Paper & Packaging Corp.	321,817	7,012,392
Louisiana-Pacific Corp. (a)(d)	529,073	8,697,960
Mercer International, Inc. (SBI)	164,887	1,887,956
Neenah Paper, Inc.	64,648	3,731,483
P.H. Glatfelter Co.	174,467	3,150,874
Resolute Forest Products (a)	362,934	3,662,004
Schweitzer-Mauduit International, Inc.	115,651	4,085,950
Verso Corp. (a)	62,871	15,089
Wausau-Mosinee Paper Corp.	193,176	1,504,841
		55,155,391
TOTAL MATERIALS		732,390,673
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(d)	331,549	2,562,874
Alaska Communication Systems Group, Inc. (a)	196,814	436,927
Alteva	16,362	62,176
Atlantic Tele-Network, Inc.	43,046	3,075,637
Cincinnati Bell, Inc. (a)	778,913	2,671,672
Cogent Communications Group, Inc.	160,706	4,462,806
Consolidated Communications Holdings, Inc.	185,457	3,618,266
Elephant Talk Communication, Inc. (a)(d)	391,663	117,499
FairPoint Communications, Inc. (a)(d)	80,193	1,311,957
General Communications, Inc. Class A (a)	117,122	1,973,506
Globalstar, Inc. (a)(d)	922,826	1,624,174
Hawaiian Telcom Holdco, Inc. (a)(d)	45,396	999,166
IDT Corp. Class B	65,993	1,030,811
inContact, Inc. (a)(d)	222,640	1,680,932

	Shares	Value
Inteliquent, Inc.	128,380	$ 2,351,922
Intelsat SA (a)(d)	77,430	748,748
Iridium Communications, Inc. (a)(d)	298,509	2,223,892
Lumos Networks Corp.	77,694	912,128
ORBCOMM, Inc. (a)(d)	220,317	1,341,731
pdvWireless (d)	47,839	1,529,413
Premiere Global Services, Inc. (a)	161,424	1,740,151
Straight Path Communications, Inc. Class B (a)(d)	32,500	739,375
Towerstream Corp. (a)(d)	213,735	318,465
Vonage Holdings Corp. (a)	681,065	3,779,911
Windstream Holdings, Inc. (d)	380,449	2,735,428
Zayo Group Holdings, Inc. (d)	155,826	4,358,453
		48,408,020
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)(d)	81,769	617,356
Leap Wireless International, Inc. rights (a)	194,908	491,168
NTELOS Holdings Corp. (a)	59,389	544,597
RingCentral, Inc. (a)	100,452	1,728,779
SBA Communications Corp. Class A (a)	482,941	57,083,626
Shenandoah Telecommunications Co. (d)	86,733	3,355,700
Spok Holdings, Inc.	83,733	1,382,432
Sprint Corp. (a)(d)	2,966,844	15,012,231
T-Mobile U.S., Inc. (a)	1,000,137	39,615,427
Telephone & Data Systems, Inc.	366,226	10,415,467
U.S. Cellular Corp. (a)	57,098	2,108,058
		132,354,841
TOTAL TELECOMMUNICATION SERVICES		180,762,861
UTILITIES - 3.2%
Electric Utilities - 1.1%
Allete, Inc.	168,054	8,029,620
Cleco Corp.	222,622	11,928,087
El Paso Electric Co.	163,435	5,785,599
Empire District Electric Co.	175,327	3,795,830
Genie Energy Ltd. Class B (d)	62,643	670,280
Great Plains Energy, Inc.	554,208	13,810,863
Hawaiian Electric Industries, Inc. (d)	424,456	11,999,371
IDACORP, Inc.	198,180	11,765,947
ITC Holdings Corp.	578,019	18,901,221
MGE Energy, Inc.	144,241	5,547,509
OGE Energy Corp.	754,826	21,165,321
Otter Tail Corp.	149,306	3,853,588
PNM Resources, Inc.	293,112	7,506,598
Portland General Electric Co.	328,476	11,345,561
Spark Energy, Inc. Class A,	12,018	186,279
UIL Holdings Corp.	216,813	9,871,496
Unitil Corp.	68,493	2,466,433
Westar Energy, Inc.	518,431	18,948,653
		167,578,256
Gas Utilities - 0.9%
Atmos Energy Corp.	375,065	20,549,811
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Chesapeake Utilities Corp.	60,296	$ 2,970,784
Delta Natural Gas Co., Inc.	17,983	367,033
Gas Natural, Inc.	40,523	361,060
Laclede Group, Inc.	170,431	9,022,617
National Fuel Gas Co.	315,294	17,013,264
New Jersey Resources Corp.	321,701	9,094,487
Northwest Natural Gas Co. (d)	107,385	4,722,792
ONE Gas, Inc.	200,134	8,599,758
Piedmont Natural Gas Co., Inc. (d)	305,596	11,789,894
Questar Corp.	648,163	12,516,028
RGC Resources, Inc.	3,341	70,295
South Jersey Industries, Inc.	256,814	6,189,217
Southwest Gas Corp.	178,942	9,857,915
UGI Corp.	647,368	22,062,301
WGL Holdings, Inc.	186,569	10,112,040
		145,299,296
Independent Power and Renewable Electricity Producers - 0.4%
American DG Energy, Inc. (a)	66,943	22,091
Black Hills Corp.	177,346	7,054,824
Calpine Corp. (a)	1,266,220	20,183,547
Dynegy, Inc. (a)(d)	398,422	10,259,367
NRG Yield, Inc.:
Class A	127,027	1,998,135
Class C	222,293	3,570,026
Ormat Technologies, Inc. (d)	140,989	4,962,813
Pattern Energy Group, Inc. (d)	213,766	4,846,075
Talen Energy Corp. (a)	312,000	4,446,000
Terraform Power, Inc. (d)	236,275	5,316,188
U.S. Geothermal, Inc. (a)(d)	370,926	224,039
Vivint Solar, Inc. (d)	78,625	978,095
		63,861,200
Multi-Utilities - 0.4%
Alliant Energy Corp.	399,512	22,640,345
Avista Corp.	221,281	6,946,011
MDU Resources Group, Inc.	733,381	13,134,854
NorthWestern Energy Corp.	178,960	9,241,494
Vectren Corp.	314,699	12,660,341
		64,623,045
Water Utilities - 0.4%
American States Water Co.	141,671	5,348,080
American Water Works Co., Inc.	669,513	34,774,505
Aqua America, Inc.	671,108	17,019,299
Artesian Resources Corp. Class A	26,535	583,505
Cadiz, Inc. (a)(d)	56,904	456,939
California Water Service Group	186,749	3,852,632
Connecticut Water Service, Inc.	45,372	1,576,677
Middlesex Water Co.	65,509	1,490,985
Pure Cycle Corp. (a)(d)	69,664	348,320

	Shares	Value
SJW Corp.	61,505	$ 1,767,654
York Water Co.	43,896	931,913
		68,150,509
TOTAL UTILITIES		509,512,306
TOTAL COMMON STOCKS (Cost $12,727,584,888)		15,860,137,512
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18	$ 162,465	208,573
TOTAL CONVERTIBLE BONDS (Cost $162,465)		208,573
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.2% to 0.25% 2/4/16 to 3/3/16 (e) (Cost $6,993,039)	7,000,000	6,993,793
Money Market Funds - 20.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	87,356,387	87,356,387
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	3,233,332,815	3,233,332,815
TOTAL MONEY MARKET FUNDS (Cost $3,320,689,202)		3,320,689,202
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $16,055,429,594)		19,188,029,080
NET OTHER ASSETS (LIABILITIES) - (20.2)%		(3,224,918,153)
NET ASSETS - 100%		$ 15,963,110,927
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
290 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 41,020,500	$ 276,008
534 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	61,810,500	600,107
TOTAL EQUITY INDEX CONTRACTS		$ 102,831,000	$ 876,115

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,993,793.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,493
Fidelity Securities Lending Cash Central Fund	16,006,080
Total	$ 16,076,573
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,574,961,574	$ 2,574,961,574	$ -	$ -
Consumer Staples	535,208,057	535,208,057	-	-
Energy	636,765,808	636,765,808	-	-
Financials	3,886,282,591	3,886,281,756	834	1
Health Care	2,187,528,047	2,187,526,611	-	1,436
Industrials	2,168,960,174	2,168,928,178	-	31,996
Information Technology	2,447,765,421	2,447,765,421	-	-
Materials	732,390,673	732,390,673	-	-
Telecommunication Services	180,762,861	180,271,693	-	491,168
Utilities	509,512,306	509,512,306	-	-
Corporate Bonds	208,573	-	208,573	-
U.S. Government and Government Agency Obligations	6,993,793	-	6,993,793	-
Money Market Funds	3,320,689,202	3,320,689,202	-	-
Total Investments in Securities:	$ 19,188,029,080	$ 19,180,301,279	$ 7,203,200	$ 524,601
Derivative Instruments:
Assets
Futures Contracts	$ 876,115	$ 876,115	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 876,115	$ -
Total Value of Derivatives	$ 876,115	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,128,726,860) - See accompanying schedule: Unaffiliated issuers (cost $12,734,740,392)	$ 15,867,339,878
Fidelity Central Funds (cost $3,320,689,202)	3,320,689,202
Total Investments (cost $16,055,429,594)		$ 19,188,029,080
Segregated cash with brokers for derivative instruments		1,821,328
Receivable for investments sold		132,264,558
Receivable for fund shares sold		123,757,911
Dividends receivable		13,171,087
Distributions receivable from Fidelity Central Funds		2,330,700
Receivable from investment adviser for expense reductions		8,926
Other receivables		43,436
Total assets		19,461,427,026

Liabilities
Payable to custodian bank	$ 1,242,714
Payable for investments purchased	2,129,040
Payable for fund shares redeemed	260,385,293
Accrued management fee	829,305
Payable for daily variation margin for derivative instruments	217,112
Other affiliated payables	179,820
Collateral on securities loaned, at value	3,233,332,815
Total liabilities		3,498,316,099

Net Assets		$ 15,963,110,927
Net Assets consist of:
Paid in capital		$ 12,243,394,207
Undistributed net investment income		115,317,463
Accumulated undistributed net realized gain (loss) on investments		470,923,656
Net unrealized appreciation (depreciation) on investments		3,133,475,601
Net Assets		$ 15,963,110,927

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class:
Net Asset Value, offering price and redemption price per share ($1,511,923,436 ÷ 28,177,662 shares)	$ 53.66

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($13,491,898,941 ÷ 251,416,764 shares)	$ 53.66

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($959,288,550 ÷ 17,879,828 shares)	$ 53.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 105,368,724
Interest		19,132
Income from Fidelity Central Funds (including $16,006,080 from security lending)		16,076,573
Total income		121,464,429

Expenses
Management fee	$ 5,069,289
Transfer agent fees	1,122,369
Independent trustees' compensation	35,865
Interest	229
Miscellaneous	12,453
Total expenses before reductions	6,240,205
Expense reductions	(51,579)	6,188,626
Net investment income (loss)		115,275,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	494,947,105
Futures contracts	3,859,688
Total net realized gain (loss)		498,806,793
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,514,974,639)
Futures contracts	(4,005,873)
Total change in net unrealized appreciation (depreciation)		(1,518,980,512)
Net gain (loss)		(1,020,173,719)
Net increase (decrease) in net assets resulting from operations		$ (904,897,916)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,275,803	$ 204,482,228
Net realized gain (loss)	498,806,793	451,817,948
Change in net unrealized appreciation (depreciation)	(1,518,980,512)	569,305,910
Net increase (decrease) in net assets resulting from operations	(904,897,916)	1,225,606,086
Distributions to shareholders from net investment income	(34,908,595)	(193,642,159)
Distributions to shareholders from net realized gain	(186,233,821)	(416,291,899)
Total distributions	(221,142,416)	(609,934,058)
Share transactions - net increase (decrease)	985,009,576	1,307,542,824
Redemption fees	327,354	947,312
Total increase (decrease) in net assets	(140,703,402)	1,924,162,164

Net Assets
Beginning of period	16,103,814,329	14,179,652,165
End of period (including undistributed net investment income of $115,317,463 and undistributed net investment income of $34,950,255, respectively)	$ 15,963,110,927	$ 16,103,814,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.40	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Income from Investment Operations
Net investment income (loss) D	.38	.74	.67	.73	.48	.43
Net realized and unrealized gain (loss)	(3.36)	3.62	13.09	4.61	.10	9.71
Total from investment operations	(2.98)	4.36	13.76	5.34	.58	10.14
Distributions from net investment income	(.12)	(.70)	(.54)	(.70)	(.45)	(.36)
Distributions from net realized gain	(.64)	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(.76)	(2.25)	(1.60)	(1.88) K	(1.28) J	(.87)
Redemption fees added to paid in capitalD	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 53.66	$ 57.40	$ 55.29	$ 43.12	$ 39.66	$ 40.35
Total ReturnB, C	(5.29)%	8.23%	32.38%	14.00%	1.76%	32.95%
Ratios to Average Net AssetsE, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.34%A	1.36%	1.35%	1.85%	1.26%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,511,923	$ 1,992,558	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988
Portfolio turnover rateF	13%A	7%	14%	10%	11%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. KTotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.40	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Income from Investment Operations
Net investment income (loss) D	.39	.76	.68	.75	.48	.44
Net realized and unrealized gain (loss)	(3.37)	3.61	13.11	4.60	.10	9.72
Total from investment operations	(2.98)	4.37	13.79	5.35	.58	10.16
Distributions from net investment income	(.12)	(.72)	(.56)	(.72)	(.46)	(.37)
Distributions from net realized gain	(.64)	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(.76)	(2.27)	(1.62)	(1.89)	(1.29) J	(.88)
Redemption fees added to paid in capitalD	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 53.66	$ 57.40	$ 55.30	$ 43.12	$ 39.66	$ 40.36
Total ReturnB, C	(5.29)%	8.24%	32.44%	14.04%	1.76%	33.02%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.37%A	1.39%	1.38%	1.88%	1.29%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,491,899	$ 13,356,931	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199
Portfolio turnover rateF	13%A	7%	14%	10%	11%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 55.28	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.39	.76	.72	.75	.25
Net realized and unrealized gain (loss)	(3.37)	3.63	13.06	4.60	5.52
Total from investment operations	(2.98)	4.39	13.78	5.35	5.77
Distributions from net investment income	(.12)	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(.64)	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(.76)	(2.28) L	(1.62)	(1.90) K	(.78)
Redemption fees added to paid in capitalD	- J	- J	.01	- J	- J
Net asset value, end of period	$ 53.65	$ 57.39	$ 55.28	$ 43.11	$ 39.66
Total ReturnB, C	(5.28)%	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%	.06%A
Net investment income (loss)	1.38%A	1.40%	1.39%	1.89%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 959,289	$ 754,325	$ 95,747	$ 226	$ 117
Portfolio turnover rateF	13%A	7%	14%	10%	11%M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LTotal distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share. MAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.8	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.3
Sanofi SA (France, Pharmaceuticals)	0.9	0.9
Bayer AG (Germany, Pharmaceuticals)	0.9	0.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.9
	12.0
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	25.5
Consumer Discretionary	12.5	12.5
Industrials	12.5	12.1
Health Care	11.8	11.1
Consumer Staples	11.2	10.8
Materials	6.7	7.5
Telecommunication Services	5.0	4.8
Energy	5.0	5.2
Information Technology	4.6	4.5
Utilities	4.2	3.8
Geographic Diversification (% of fund's net assets)
As of August 31, 2015
Japan	22.8%
United Kingdom	18.7%
Switzerland	9.5%
France	9.4%
Germany	8.9%
Australia	6.3%
Spain	3.5%
Netherlands	3.3%
Sweden	2.9%
Other*	14.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2015
Japan	21.4%
United Kingdom	19.0%
Germany	9.3%
France	9.0%
Switzerland	9.0%
Australia	7.3%
Spain	3.4%
Netherlands	3.1%
Sweden	3.1%
Other*	15.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Semiannual Report

Spartan International Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 6.3%
AGL Energy Ltd.	806,659	$ 9,695,854
Alumina Ltd.	2,988,887	2,786,424
Amcor Ltd.	1,433,441	13,995,886
AMP Ltd.	3,512,806	14,874,336
APA Group unit	1,333,090	8,320,042
Aristocrat Leisure Ltd.	652,489	3,919,062
Asciano Ltd.	1,157,776	6,995,177
ASX Ltd.	228,119	6,402,725
Aurizon Holdings Ltd.	2,535,074	8,948,264
Australia & New Zealand Banking Group Ltd.	3,299,128	65,574,737
Bank of Queensland Ltd.	433,764	3,911,079
Bendigo & Adelaide Bank Ltd.	530,645	4,142,640
BHP Billiton Ltd.	3,835,073	70,249,694
Boral Ltd.	950,024	3,813,117
Brambles Ltd.	1,861,246	13,033,628
Caltex Australia Ltd.	320,100	7,262,237
Cimic Group Ltd.	118,925	1,981,258
Coca-Cola Amatil Ltd.	685,441	4,097,470
Cochlear Ltd.	68,582	4,169,529
Commonwealth Bank of Australia	2,019,239	107,889,317
Computershare Ltd.	565,090	3,981,248
Crown Ltd.	431,871	3,515,981
CSL Ltd.	565,880	36,996,830
DEXUS Property Group unit	1,144,829	6,004,468
Federation Centres unit	4,036,711	8,129,813
Flight Centre Travel Group Ltd. (d)	67,523	1,778,432
Fortescue Metals Group Ltd. (d)	1,866,834	2,537,497
Goodman Group unit	2,131,611	9,253,462
Harvey Norman Holdings Ltd.	659,178	2,035,911
Healthscope Ltd.	1,360,096	2,574,647
Iluka Resources Ltd.	491,294	2,597,746
Incitec Pivot Ltd.	2,019,536	5,044,582
Insurance Australia Group Ltd.	2,789,504	10,064,713
Lend Lease Group unit	653,497	6,482,952
Macquarie Group Ltd.	347,194	18,760,831
Medibank Private Ltd.	3,279,338	5,437,616
Mirvac Group unit	4,370,787	5,443,324
National Australia Bank Ltd.	3,195,260	70,877,674
Newcrest Mining Ltd. (a)	910,957	7,268,563
Orica Ltd. (d)	446,689	5,041,676
Origin Energy Ltd.	1,322,842	7,775,968
Platinum Asset Management Ltd.	268,539	1,293,786
Qantas Airways Ltd.	1,150,405	2,750,784
QBE Insurance Group Ltd.	1,630,433	15,315,929
Ramsay Health Care Ltd.	168,621	7,495,146
realestate.com.au Ltd.	60,738	1,785,592
Rio Tinto Ltd.	517,073	18,505,463
Santos Ltd.	1,171,394	4,276,484
Scentre Group unit	6,358,589	17,240,592
SEEK Ltd.	384,192	3,373,882
Sonic Healthcare Ltd.	453,226	6,682,993

	Shares	Value
South32 Ltd. (a)	6,346,331	$ 6,864,877
SP AusNet	2,200,393	2,043,512
Stockland Corp. Ltd. unit	2,909,765	8,096,571
Suncorp Group Ltd.	1,533,482	14,001,411
Sydney Airport unit	1,274,642	5,215,819
Tabcorp Holdings Ltd.	980,416	3,230,411
Tatts Group Ltd.	1,712,001	4,483,511
Telstra Corp. Ltd.	5,090,864	20,904,210
The GPT Group unit	2,102,524	6,718,213
TPG Telecom Ltd. (d)	332,585	2,222,464
Transurban Group unit	2,278,132	15,693,532
Treasury Wine Estates Ltd.	762,027	3,232,087
Wesfarmers Ltd.	1,334,222	38,606,633
Westfield Corp. unit	2,360,227	16,376,642
Westpac Banking Corp.	3,724,253	82,698,447
Woodside Petroleum Ltd.	881,485	20,236,982
Woolworths Ltd.	1,503,617	28,249,295
WorleyParsons Ltd.	250,761	1,340,190
TOTAL AUSTRALIA		942,601,868
Austria - 0.2%
Andritz AG	93,073	4,461,757
Erste Group Bank AG (a)	330,489	9,848,140
IMMOEAST AG (a)(d)	321,410	4
OMV AG	175,118	4,488,258
Raiffeisen International Bank-Holding AG (a)(d)	137,313	1,859,815
Voestalpine AG	132,442	4,845,005
TOTAL AUSTRIA		25,502,979
Bailiwick of Jersey - 1.1%
Experian PLC	1,179,353	20,069,764
Glencore Xstrata PLC	13,294,201	30,253,128
Petrofac Ltd.	308,714	4,225,597
Randgold Resources Ltd.	109,923	6,647,654
Shire PLC	705,684	54,575,836
Wolseley PLC	310,070	20,017,008
WPP PLC	1,565,328	32,222,700
TOTAL BAILIWICK OF JERSEY		168,011,687
Belgium - 1.3%
Ageas	256,372	10,500,606
Anheuser-Busch InBev SA NV	960,939	104,808,367
Belgacom SA	180,785	6,511,045
Colruyt NV (d)	80,729	3,941,120
Delhaize Group SA	122,594	10,969,290
Groupe Bruxelles Lambert SA	95,238	7,400,839
KBC Groep NV	297,574	19,758,204
Solvay SA Class A	70,749	8,328,115
Telenet Group Holding NV (a)	60,972	3,437,407
UCB SA	150,603	11,414,203
Umicore SA	121,570	4,864,047
TOTAL BELGIUM		191,933,243
Common Stocks - continued
	Shares	Value
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	736,450	$ 6,072,110
First Pacific Co. Ltd.	2,724,665	1,775,415
Kerry Properties Ltd.	764,681	2,289,095
Li & Fung Ltd.	6,985,246	4,605,726
Noble Group Ltd.	5,713,835	2,206,896
NWS Holdings Ltd.	1,758,209	2,216,463
Seadrill Ltd. (d)	459,482	3,443,768
Shangri-La Asia Ltd.	1,565,380	1,537,092
Yue Yuen Industrial (Holdings) Ltd.	883,000	3,161,689
TOTAL BERMUDA		27,308,254
Cayman Islands - 0.4%
ASM Pacific Technology Ltd.	281,829	2,183,706
CK Hutchison Holdings Ltd.	3,283,425	43,764,595
MGM China Holdings Ltd.	1,140,800	1,887,092
Sands China Ltd.	2,876,800	9,985,216
WH Group Ltd. (a)	6,818,500	3,580,789
Wynn Macau Ltd. (d)	1,826,000	2,817,912
TOTAL CAYMAN ISLANDS		64,219,310
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	4,694	7,840,565
Series B	8,424	14,349,556
Carlsberg A/S Series B	128,639	9,708,823
Coloplast A/S Series B	133,332	9,082,777
Danske Bank A/S	841,487	26,061,825
DSV de Sammensluttede Vognmaend A/S	210,843	7,531,749
ISS Holdings A/S	176,371	6,149,193
Novo Nordisk A/S Series B	2,333,409	128,828,372
Novozymes A/S Series B	285,368	12,433,513
Pandora A/S	137,992	15,943,658
TDC A/S	975,549	6,173,312
Tryg A/S	145,532	2,859,725
Vestas Wind Systems A/S	266,861	14,263,132
William Demant Holding A/S (a)	30,649	2,490,590
TOTAL DENMARK		263,716,790
Finland - 0.8%
Elisa Corp. (A Shares)	171,164	5,704,529
Fortum Corp.	528,218	8,600,655
Kone Oyj (B Shares) (d)	403,039	15,956,093
Metso Corp.	134,437	3,318,887
Neste Oyj	153,328	3,936,665
Nokia Corp.	4,393,756	27,566,293
Nokian Tyres PLC	138,265	3,737,662
Orion Oyj (B Shares)	121,520	4,824,547
Sampo Oyj (A Shares)	533,663	25,768,513
Stora Enso Oyj (R Shares)	656,471	5,845,389

	Shares	Value
UPM-Kymmene Corp.	633,159	$ 10,565,126
Wartsila Corp.	177,979	7,373,630
TOTAL FINLAND		123,197,989
France - 9.2%
Accor SA	248,023	11,767,328
Aeroports de Paris	34,612	3,975,259
Air Liquide SA (a)	11,330	1,358,487
Air Liquide SA	120,798	14,483,889
Alcatel-Lucent SA (a)	3,346,959	11,215,556
Alstom SA (a)(d)	254,229	7,893,783
Arkema SA	79,084	5,582,892
Atos Origin SA	102,966	7,825,748
AXA SA	2,330,565	58,777,598
BIC SA	33,892	5,379,613
BNP Paribas SA	1,263,798	79,800,478
Bollore Group	1,035,491	5,598,401
Bouygues SA	238,174	9,071,040
Bureau Veritas SA	315,068	7,196,583
Capgemini SA	185,052	16,637,407
Carrefour SA	735,085	23,904,896
Casino Guichard Perrachon SA	66,469	4,206,774
Christian Dior SA	64,400	11,952,872
CNP Assurances	201,034	3,101,867
Compagnie de St. Gobain	574,381	26,403,648
Credit Agricole SA	1,254,261	17,009,263
Danone SA	698,040	43,246,019
Dassault Systemes SA	151,545	10,524,780
Edenred SA	245,477	5,207,609
EDF SA (a)	14,600	316,036
EDF SA (a)	186,140	4,029,237
EDF SA	85,625	1,853,462
Essilor International SA	243,642	29,090,065
Eurazeo SA	46,769	3,038,698
Eutelsat Communications	199,433	6,014,457
Fonciere des Regions	34,751	2,900,120
GDF Suez	1,740,011	31,211,565
Gecina SA	40,473	5,104,846
Groupe Eurotunnel SA	550,736	7,456,271
Hermes International SCA	31,404	11,158,746
ICADE	42,579	3,050,755
Iliad SA	31,028	7,008,878
Imerys SA	39,794	2,744,933
Ingenico SA	63,000	7,804,778
JCDecaux SA (d)	91,507	3,288,987
Kering SA	90,392	15,493,949
Klepierre SA	225,731	9,934,585
L'Oreal SA (a)	196,844	33,729,673
L'Oreal SA (a)	5,100	873,897
L'Oreal SA	99,400	17,032,419
Lagardere S.C.A. (Reg.)	139,548	3,797,399
Legrand SA	314,664	18,159,944
LVMH Moet Hennessy - Louis Vuitton SA	333,285	55,594,470
Michelin CGDE Series B	221,340	21,432,424
Common Stocks - continued
	Shares	Value
France - continued
Natixis SA	1,093,364	$ 6,944,358
Numericable Group SA (a)	115,642	5,949,199
Orange SA	2,367,780	37,447,044
Pernod Ricard SA	253,538	26,607,157
Peugeot Citroen SA (a)	512,177	8,850,987
Publicis Groupe SA	223,080	15,900,912
Remy Cointreau SA	28,163	1,670,540
Renault SA	229,412	19,073,335
Rexel SA	360,930	5,538,616
Safran SA	346,888	27,100,307
Sanofi SA	1,418,275	139,503,941
Schneider Electric SA	661,858	41,836,514
SCOR SE	179,083	6,318,119
Societe Generale Series A	863,001	42,082,542
Sodexo SA	25,422	2,237,396
Sodexo SA (a)	77,845	6,851,156
Sodexo SA (a)	6,851	602,958
Suez Environnement SA	350,922	6,334,066
Technip SA	124,816	6,801,424
Thales SA	122,935	8,471,602
Total SA	2,582,710	119,079,410
Unibail-Rodamco	116,823	30,315,240
Valeo SA	94,245	11,844,787
Veolia Environnement SA	534,409	11,671,484
VINCI SA	561,677	36,184,710
Vivendi SA	1,416,482	35,040,644
Wendel SA	36,204	4,645,620
Zodiac Aerospace	238,601	7,257,258
TOTAL FRANCE		1,366,403,710
Germany - 8.3%
adidas AG	249,895	18,709,601
Allianz SE	546,021	86,999,114
Axel Springer Verlag AG	52,807	3,198,121
BASF AG	1,097,437	88,445,535
Bayer AG	988,631	134,180,996
Bayerische Motoren Werke AG (BMW)	395,376	36,478,644
Beiersdorf AG	121,164	10,031,437
Brenntag AG	184,466	10,262,987
Commerzbank AG (a)	1,271,219	14,253,572
Continental AG	131,732	28,005,079
Daimler AG (Germany)	1,151,000	92,555,673
Deutsche Annington Immobilien SE	534,844	17,516,113
Deutsche Bank AG	1,647,387	48,402,656
Deutsche Boerse AG	229,875	20,582,168
Deutsche Lufthansa AG (a)	259,781	3,164,376
Deutsche Post AG	1,154,737	31,818,077
Deutsche Telekom AG	3,797,030	64,771,766
Deutsche Wohnen AG (Bearer)	401,091	10,549,975
E.ON AG	2,392,879	27,133,634
Evonik Industries AG	166,795	6,214,947

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	49,865	$ 3,014,910
Fresenius Medical Care AG & Co. KGaA	259,557	19,769,421
Fresenius SE & Co. KGaA	453,444	32,081,869
GEA Group AG	217,694	8,501,129
Hannover Reuck SE	72,089	7,330,675
HeidelbergCement Finance AG	168,128	12,708,463
Henkel AG & Co. KGaA	136,488	12,531,552
Hugo Boss AG	80,383	9,191,562
Infineon Technologies AG	1,340,583	14,673,286
K&S AG	228,299	8,539,951
Kabel Deutschland Holding AG (a)	22,919	3,108,087
Lanxess AG	109,627	5,572,713
Linde AG	221,518	38,504,488
MAN SE	42,122	4,419,483
Merck KGaA	154,479	14,781,436
Metro AG	190,368	5,535,018
Muenchener Rueckversicherungs AG	206,555	37,966,497
OSRAM Licht AG	106,812	5,652,554
ProSiebenSat.1 Media AG	258,664	12,598,727
RWE AG	585,831	8,805,742
SAP AG	1,173,877	78,731,838
Siemens AG	946,675	93,837,231
Symrise AG	147,581	8,908,055
Telefonica Deutschland Holding AG	716,790	4,361,968
Thyssenkrupp AG	469,506	10,181,495
TUI AG	277,478	4,981,951
TUI AG	312,522	5,543,772
United Internet AG	147,069	7,153,376
Volkswagen AG	42,353	7,922,654
TOTAL GERMANY		1,240,184,374
Hong Kong - 2.3%
AIA Group Ltd.	14,388,000	79,551,203
Bank of East Asia Ltd.	1,527,711	5,253,321
BOC Hong Kong (Holdings) Ltd.	4,388,566	14,836,089
Cathay Pacific Airways Ltd.	1,284,327	2,320,060
Cheung Kong Property Holdings Ltd.	3,343,425	23,425,394
CLP Holdings Ltd.	2,255,657	18,670,898
Galaxy Entertainment Group Ltd.	2,791,000	8,949,149
Hang Lung Properties Ltd.	2,637,423	5,955,433
Hang Seng Bank Ltd.	906,201	16,124,427
Henderson Land Development Co. Ltd.	1,355,048	8,348,790
HKT Trust/HKT Ltd. unit	3,139,760	3,633,996
Hong Kong & China Gas Co. Ltd.	8,219,095	15,504,825
Hong Kong Exchanges and Clearing Ltd.	1,325,959	31,172,667
Hysan Development Co. Ltd.	752,677	3,030,112
Link (REIT)	2,726,308	14,458,134
MTR Corp. Ltd.	1,724,239	7,686,719
New World Development Co. Ltd.	6,133,388	6,236,230
PCCW Ltd.	4,878,452	2,574,547
Power Assets Holdings Ltd.	1,643,176	14,141,824
Sino Land Ltd.	3,523,312	5,237,199
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	2,333,000	$ 2,110,223
Sun Hung Kai Properties Ltd.	2,016,676	25,553,072
Swire Pacific Ltd. (A Shares)	741,384	8,136,039
Swire Properties Ltd.	1,357,000	4,149,767
Techtronic Industries Co. Ltd.	1,611,500	5,832,553
Wharf Holdings Ltd.	1,761,585	9,944,367
Wheelock and Co. Ltd.	1,068,000	4,843,866
TOTAL HONG KONG		347,680,904
Ireland - 0.4%
Bank of Ireland (a)	32,626,202	12,945,220
CRH PLC	968,708	28,954,083
CRH PLC sponsored ADR	2,500	74,425
James Hardie Industries PLC CDI	537,183	6,716,770
Kerry Group PLC Class A	187,016	13,924,211
Ryanair Holdings PLC	261,736	3,597,844
Ryanair Holdings PLC sponsored ADR	466	33,995
TOTAL IRELAND		66,246,548
Isle of Man - 0.0%
Genting Singapore PLC	7,431,059	4,055,076
Israel - 0.7%
Azrieli Group	42,419	1,673,261
Bank Hapoalim BM (Reg.)	1,264,963	6,417,729
Bank Leumi le-Israel BM (a)	1,676,966	6,114,996
Bezeq The Israel Telecommunication Corp. Ltd.	2,282,863	4,101,690
Delek Group Ltd.	5,698	1,343,063
Israel Chemicals Ltd.	6,430	36,394
Israel Chemicals Ltd.	603,787	3,400,230
Israel Corp. Ltd. (Class A)	3,583	1,085,578
Mizrahi Tefahot Bank Ltd.	163,666	1,906,347
NICE Systems Ltd.	60,460	3,731,990
NICE Systems Ltd. sponsored ADR (d)	8,696	535,326
Teva Pharmaceutical Industries Ltd.	921,727	60,076,563
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,482	6,922,916
TOTAL ISRAEL		97,346,083
Italy - 2.2%
Assicurazioni Generali SpA	1,394,323	25,550,564
Atlantia SpA	492,141	13,176,829
Banca Monte dei Paschi di Siena SpA (a)	3,005,975	6,317,919
Banco Popolare Societa Cooperativa (a)	428,995	7,374,998
Enel Green Power SpA	2,069,738	3,948,346
Enel SpA	8,421,279	37,950,952
Eni SpA	3,031,949	50,045,152
EXOR SpA	115,941	5,330,328
Finmeccanica SpA (a)	481,972	6,527,998
Intesa Sanpaolo SpA	15,075,551	54,850,271
Intesa Sanpaolo SpA (Risparmio Shares)	1,190,154	3,931,804
Luxottica Group SpA	201,665	13,656,978
Mediobanca SpA	703,918	7,069,619

	Shares	Value
Pirelli & C. SpA	314,778	$ 5,277,228
Prysmian SpA	241,431	5,166,479
Saipem SpA (d)	310,919	2,995,287
Snam Rete Gas SpA	2,508,436	12,278,338
Telecom Italia SpA (a)	12,046,210	14,619,766
Terna SpA	1,796,479	8,378,159
UniCredit SpA	5,709,315	37,351,107
Unione di Banche Italiane ScpA	1,076,406	8,406,907
Unipolsai SpA	1,047,017	2,399,166
TOTAL ITALY		332,604,195
Japan - 22.7%
ABC-MART, Inc.	31,000	1,877,060
ACOM Co. Ltd. (a)(d)	484,800	2,184,194
AEON Co. Ltd.	780,800	11,710,425
AEON Financial Service Co. Ltd.	134,600	3,047,928
AEON MALL Co. Ltd.	134,040	2,255,091
Air Water, Inc.	190,000	3,025,441
Aisin Seiki Co. Ltd.	228,500	8,216,306
Ajinomoto Co., Inc.	673,866	14,802,703
Alfresa Holdings Corp.	212,000	3,870,254
All Nippon Airways Ltd.	1,271,000	3,722,266
Alps Electric Co. Ltd.	200,000	6,249,924
Amada Holdings Co. Ltd.	410,900	3,591,117
Aozora Bank Ltd.	1,361,000	4,968,684
Asahi Glass Co. Ltd.	1,178,677	6,982,613
Asahi Group Holdings	462,303	15,223,837
Asahi Kasei Corp.	1,505,727	11,976,714
Asics Corp.	190,600	5,563,836
Astellas Pharma, Inc.	2,567,700	37,977,500
Bandai Namco Holdings, Inc.	211,750	4,891,734
Bank of Kyoto Ltd.	405,000	4,390,985
Bank of Yokohama Ltd.	1,354,084	8,268,406
Benesse Holdings, Inc.	80,000	2,120,340
Bridgestone Corp.	777,579	26,000,384
Brother Industries Ltd.	278,900	3,793,474
Calbee, Inc.	88,200	3,369,443
Canon, Inc.	1,324,644	40,358,037
Casio Computer Co. Ltd. (d)	242,200	4,645,365
Central Japan Railway Co.	172,300	28,209,926
Chiba Bank Ltd.	866,674	6,309,911
Chubu Electric Power Co., Inc.	769,964	11,918,663
Chugai Pharmaceutical Co. Ltd.	268,025	9,993,378
Chugoku Electric Power Co., Inc.	356,800	5,214,235
Citizen Holdings Co. Ltd.	308,566	2,326,522
COLOPL, Inc. (d)	59,000	1,062,381
Credit Saison Co. Ltd.	176,452	3,525,809
Dai Nippon Printing Co. Ltd.	657,242	6,749,317
Dai-ichi Mutual Life Insurance Co.	1,290,300	23,443,731
Daicel Chemical Industries Ltd.	347,400	4,570,918
Daihatsu Motor Co. Ltd.	227,600	2,776,673
Daiichi Sankyo Kabushiki Kaisha	762,070	14,666,720
Daikin Industries Ltd.	279,994	16,635,276
Dainippon Sumitomo Pharma Co. Ltd.	188,100	2,008,758
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	86,463	$ 9,444,825
Daiwa House Industry Co. Ltd.	715,784	17,548,429
Daiwa Securities Group, Inc.	1,979,985	13,686,031
DENSO Corp.	581,338	25,937,911
Dentsu, Inc.	258,700	13,243,699
Don Quijote Holdings Co. Ltd.	141,000	5,462,507
East Japan Railway Co.	399,500	36,909,375
Eisai Co. Ltd.	300,878	20,496,896
Electric Power Development Co. Ltd.	170,680	5,343,094
FamilyMart Co. Ltd.	69,000	3,195,078
Fanuc Corp.	243,372	39,414,203
Fast Retailing Co. Ltd.	63,300	25,658,461
Fuji Electric Co. Ltd.	673,153	2,668,757
Fuji Heavy Industries Ltd.	700,800	24,499,156
Fujifilm Holdings Corp.	549,305	22,517,303
Fujitsu Ltd.	2,232,075	11,049,244
Fukuoka Financial Group, Inc.	928,300	4,598,982
GungHo Online Entertainment, Inc.	507,600	1,524,462
Gunma Bank Ltd.	450,663	3,003,680
Hakuhodo DY Holdings, Inc.	272,800	2,722,635
Hamamatsu Photonics K.K.	167,800	4,148,089
Hankyu Hanshin Holdings, Inc.	1,356,000	8,132,264
Hikari Tsushin, Inc.	23,100	1,535,565
Hino Motors Ltd.	311,900	3,420,641
Hirose Electric Co. Ltd.	36,012	4,105,754
Hiroshima Bank Ltd.	587,000	3,307,738
Hisamitsu Pharmaceutical Co., Inc.	68,400	2,376,229
Hitachi Chemical Co. Ltd.	126,800	1,940,966
Hitachi Construction Machinery Co. Ltd.	127,600	1,846,677
Hitachi High-Technologies Corp.	82,800	1,855,361
Hitachi Ltd.	5,776,271	32,387,498
Hitachi Metals Ltd.	258,100	3,263,897
Hokuhoku Financial Group, Inc.	1,436,000	3,237,989
Hokuriku Electric Power Co., Inc.	201,200	2,902,098
Honda Motor Co. Ltd.	1,947,260	61,249,294
Honda Motor Co. Ltd. sponsored ADR	2,457	77,346
Hoya Corp.	508,416	19,836,033
Hulic Co. Ltd.	347,900	3,193,652
Ibiden Co. Ltd.	144,400	2,037,552
Idemitsu Kosan Co. Ltd.	105,000	1,806,766
Iida Group Holdings Co. Ltd.	191,700	3,378,095
INPEX Corp.	1,132,500	11,479,231
Isetan Mitsukoshi Holdings Ltd.	424,587	6,785,934
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,662,185	5,135,256
Isuzu Motors Ltd.	709,100	8,032,794
Itochu Corp.	1,889,886	22,665,887
ITOCHU Techno-Solutions Corp.	57,600	1,267,455
Iyo Bank Ltd.	289,000	3,230,635
J. Front Retailing Co. Ltd.	284,200	4,607,975
Japan Airlines Co. Ltd.	137,300	4,872,740
Japan Airport Terminal Co. Ltd. (d)	51,100	2,277,212

	Shares	Value
Japan Exchange Group, Inc.	327,600	$ 10,165,519
Japan Prime Realty Investment Corp.	994	3,213,124
Japan Real Estate Investment Corp.	1,498	6,279,404
Japan Retail Fund Investment Corp.	2,897	5,325,479
Japan Tobacco, Inc.	1,315,500	46,752,077
JFE Holdings, Inc.	584,275	9,048,082
JGC Corp.	248,117	3,619,151
Joyo Bank Ltd.	757,941	4,048,361
JSR Corp.	226,516	3,551,072
JTEKT Corp.	243,400	3,417,100
JX Holdings, Inc.	2,680,968	10,373,840
Kajima Corp.	1,006,317	5,639,606
Kakaku.com, Inc.	169,100	2,682,830
Kamigumi Co. Ltd.	275,663	2,303,154
Kaneka Corp.	340,559	2,754,959
Kansai Electric Power Co., Inc. (a)	837,236	10,432,059
Kansai Paint Co. Ltd.	275,000	4,281,204
Kao Corp.	602,850	27,534,015
Kawasaki Heavy Industries Ltd.	1,687,945	6,370,478
KDDI Corp.	2,090,000	51,861,003
Keihan Electric Railway Co., Ltd.	606,000	3,909,715
Keihin Electric Express Railway Co. Ltd.	562,061	4,512,718
Keio Corp.	695,410	5,215,087
Keisei Electric Railway Co.	332,000	3,541,428
Keyence Corp.	54,462	25,211,479
Kikkoman Corp.	175,849	5,647,503
Kintetsu Group Holdings Co. Ltd.	2,158,100	7,698,790
Kirin Holdings Co. Ltd.	983,756	14,436,170
Kobe Steel Ltd.	3,719,000	4,979,144
Koito Manufacturing Co. Ltd.	125,000	4,271,493
Komatsu Ltd.	1,113,745	18,443,687
Konami Corp.	117,900	2,587,450
Konica Minolta, Inc.	547,100	5,990,426
Kose Corp.	32,000	3,160,944
Kubota Corp.	1,341,864	20,885,639
Kuraray Co. Ltd.	414,086	4,881,993
Kurita Water Industries Ltd.	127,600	2,644,924
Kyocera Corp.	382,704	18,748,299
Kyowa Hakko Kirin Co., Ltd.	272,689	4,573,303
Kyushu Electric Power Co., Inc. (a)	513,970	6,122,940
Lawson, Inc.	76,616	5,467,020
LIXIL Group Corp.	316,459	6,519,246
M3, Inc.	229,500	5,310,099
Mabuchi Motor Co. Ltd.	59,442	2,770,125
Makita Corp.	142,800	8,061,548
Marubeni Corp.	1,955,244	10,712,723
Marui Group Co. Ltd.	285,049	3,445,611
Maruichi Steel Tube Ltd. (d)	54,900	1,395,095
Mazda Motor Corp.	647,900	11,103,341
McDonald's Holdings Co. (Japan) Ltd. (d)	81,800	1,800,914
Medipal Holdings Corp.	160,500	2,768,613
Meiji Holdings Co. Ltd.	73,029	11,874,606
Minebea Ltd.	381,000	4,547,209
Miraca Holdings, Inc.	67,300	2,878,795
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Chemical Holdings Corp.	1,622,575	$ 9,201,125
Mitsubishi Corp.	1,647,902	30,614,979
Mitsubishi Electric Corp.	2,312,106	23,007,268
Mitsubishi Estate Co. Ltd.	1,494,723	32,152,744
Mitsubishi Gas Chemical Co., Inc.	464,867	2,258,297
Mitsubishi Heavy Industries Ltd.	3,630,256	17,253,549
Mitsubishi Logistics Corp.	147,000	1,770,839
Mitsubishi Materials Corp.	1,320,937	4,235,765
Mitsubishi Motors Corp. of Japan	767,300	5,867,603
Mitsubishi Tanabe Pharma Corp.	270,300	4,830,645
Mitsubishi UFJ Financial Group, Inc.	15,240,630	100,529,947
Mitsubishi UFJ Lease & Finance Co. Ltd.	584,700	2,815,557
Mitsui & Co. Ltd.	2,036,923	26,487,630
Mitsui Chemicals, Inc.	978,683	3,300,800
Mitsui Fudosan Co. Ltd.	1,125,677	31,190,874
Mitsui OSK Lines Ltd.	1,332,285	3,747,660
mixi, Inc. (d)	50,300	1,725,677
Mizuho Financial Group, Inc.	27,776,900	56,886,235
MS&AD Insurance Group Holdings, Inc.	604,684	19,010,788
Murata Manufacturing Co. Ltd.	242,354	34,909,500
Nabtesco Corp.	146,200	2,910,027
Nagoya Railroad Co. Ltd.	1,042,000	4,147,655
NEC Corp.	3,096,951	9,738,734
New Hampshire Foods Ltd.	206,740	4,764,120
Nexon Co. Ltd.	154,200	2,142,370
NGK Insulators Ltd.	313,309	7,040,793
NGK Spark Plug Co. Ltd.	212,300	5,200,089
NHK Spring Co. Ltd.	193,800	1,868,807
Nidec Corp.	259,484	20,316,815
Nikon Corp. (d)	406,338	5,193,994
Nintendo Co. Ltd.	127,296	26,190,669
Nippon Building Fund, Inc.	1,682	7,066,674
Nippon Electric Glass Co. Ltd.	482,000	2,122,936
Nippon Express Co. Ltd.	1,011,546	4,892,443
Nippon Paint Holdings Co. Ltd.	189,100	3,858,736
Nippon Prologis REIT, Inc.	1,743	3,155,019
Nippon Steel & Sumitomo Metal Corp.	9,095,636	18,651,734
Nippon Telegraph & Telephone Corp.	897,700	34,240,215
Nippon Yusen KK	1,908,578	5,004,489
Nissan Motor Co. Ltd.	2,976,148	26,765,747
Nisshin Seifun Group, Inc.	253,023	3,449,287
Nissin Food Holdings Co. Ltd.	77,823	3,689,820
Nitori Holdings Co. Ltd.	88,200	7,000,537
Nitto Denko Corp.	197,394	13,228,619
NKSJ Holdings, Inc.	396,703	13,102,182
NOK Corp.	112,300	2,760,519
Nomura Holdings, Inc.	4,333,147	27,182,771
Nomura Real Estate Holdings, Inc.	147,300	2,763,173
Nomura Research Institute Ltd.	134,000	5,427,228
NSK Ltd.	562,476	6,902,911
NTT Data Corp.	151,700	7,293,549
NTT DOCOMO, Inc.	1,824,700	38,270,819

	Shares	Value
NTT Urban Development Co.	132,100	$ 1,229,933
Obayashi Corp.	777,704	6,714,861
Odakyu Electric Railway Co. Ltd.	747,000	6,812,546
Oji Holdings Corp.	946,352	4,368,402
Olympus Corp.	306,829	11,147,552
OMRON Corp.	238,160	8,923,951
Ono Pharmaceutical Co. Ltd.	99,000	12,588,894
Oracle Corp. Japan	45,700	1,909,417
Oriental Land Co. Ltd.	240,324	13,235,566
ORIX Corp.	1,584,580	21,238,811
Osaka Gas Co. Ltd.	2,244,525	9,107,593
Otsuka Corp.	62,700	3,294,529
Otsuka Holdings Co. Ltd.	465,800	15,894,595
Panasonic Corp.	2,638,773	28,898,904
Park24 Co. Ltd.	110,100	2,156,668
Rakuten, Inc.	1,107,400	15,789,705
Recruit Holdings Co. Ltd.	170,100	5,223,097
Resona Holdings, Inc.	2,631,100	13,261,541
Ricoh Co. Ltd.	834,270	8,133,423
Rinnai Corp.	43,000	3,217,050
ROHM Co. Ltd.	114,044	6,172,309
Ryohin Keikaku Co. Ltd.	27,000	5,992,387
Sankyo Co. Ltd. (Gunma)	59,100	2,274,397
Sanrio Co. Ltd. (d)	59,600	1,965,210
Santen Pharmaceutical Co. Ltd.	445,900	6,976,568
SBI Holdings, Inc. Japan	251,260	3,042,660
Secom Co. Ltd.	250,367	16,013,066
Sega Sammy Holdings, Inc.	226,400	2,385,351
Seibu Holdings, Inc.	143,800	3,153,588
Seiko Epson Corp.	331,200	5,355,791
Sekisui Chemical Co. Ltd.	495,293	5,454,597
Sekisui House Ltd.	707,167	10,540,846
Seven & i Holdings Co. Ltd.	898,200	39,057,984
Seven Bank Ltd.	712,700	3,028,197
Sharp Corp. (a)(d)	1,801,675	2,622,597
Shikoku Electric Power Co., Inc.	212,700	3,321,048
Shimadzu Corp.	300,000	4,396,948
Shimamura Co. Ltd.	25,900	2,388,855
SHIMANO, Inc.	94,100	12,642,388
SHIMIZU Corp.	708,416	6,910,221
Shin-Etsu Chemical Co. Ltd.	490,962	26,935,252
Shinsei Bank Ltd.	2,114,000	4,556,778
Shionogi & Co. Ltd.	356,091	13,951,132
Shiseido Co. Ltd.	430,150	8,997,292
Shizuoka Bank Ltd.	632,274	6,653,511
Showa Shell Sekiyu K.K.	225,600	1,932,006
SMC Corp.	64,471	15,603,965
SoftBank Corp.	1,147,930	66,790,426
Sony Corp. (a)	1,510,385	38,946,776
Sony Financial Holdings, Inc.	206,800	3,867,868
Stanley Electric Co. Ltd.	170,325	3,305,721
Sumitomo Chemical Co. Ltd.	1,783,334	8,852,843
Sumitomo Corp.	1,341,042	14,223,564
Sumitomo Electric Industries Ltd.	901,406	12,334,893
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	660,822	$ 2,855,812
Sumitomo Metal Mining Co. Ltd.	610,065	7,744,225
Sumitomo Mitsui Financial Group, Inc.	1,520,400	62,057,355
Sumitomo Mitsui Trust Holdings, Inc.	3,961,722	16,353,559
Sumitomo Realty & Development Co. Ltd.	427,000	14,418,257
Sumitomo Rubber Industries Ltd.	202,900	2,866,869
Suntory Beverage & Food Ltd.	167,000	7,050,714
Suzuken Co. Ltd.	92,916	3,184,039
Suzuki Motor Corp.	435,900	14,801,595
Sysmex Corp.	174,000	10,503,572
T&D Holdings, Inc.	694,400	9,322,009
Taiheiyo Cement Corp.	1,409,000	4,760,457
Taisei Corp.	1,226,594	8,277,488
Taisho Pharmaceutical Holdings Co. Ltd.	37,757	2,442,667
Taiyo Nippon Sanso Corp. (d)	179,300	2,191,969
Takashimaya Co. Ltd.	334,000	2,886,528
Takeda Pharmaceutical Co. Ltd.	944,642	46,339,072
TDK Corp.	146,725	9,103,328
Teijin Ltd.	1,103,341	3,505,647
Terumo Corp.	362,724	9,893,378
The Chugoku Bank Ltd.	193,400	2,860,668
The Hachijuni Bank Ltd.	483,000	3,328,209
The Suruga Bank Ltd.	213,600	4,079,994
THK Co. Ltd.	144,300	2,499,845
Tobu Railway Co. Ltd.	1,209,297	5,397,028
Toho Co. Ltd.	134,754	3,035,781
Toho Gas Co. Ltd.	484,000	2,912,519
Tohoku Electric Power Co., Inc.	540,690	7,411,518
Tokio Marine Holdings, Inc.	827,900	33,141,646
Tokyo Electric Power Co., Inc. (a)	1,729,118	11,840,464
Tokyo Electron Ltd.	205,318	10,802,708
Tokyo Gas Co. Ltd.	2,790,395	15,245,216
Tokyo Tatemono Co. Ltd.	248,400	3,120,307
Tokyu Corp.	1,343,954	9,527,378
Tokyu Fudosan Holdings Corp.	612,000	4,205,021
TonenGeneral Sekiyu K.K.	336,856	3,371,321
Toppan Printing Co. Ltd.	651,013	5,399,452
Toray Industries, Inc.	1,750,883	15,416,314
Toshiba Corp.	4,804,880	15,220,751
Toto Ltd.	337,185	4,953,239
Toyo Seikan Group Holdings Ltd.	193,700	3,174,285
Toyo Suisan Kaisha Ltd.	105,100	3,934,856
Toyoda Gosei Co. Ltd.	75,500	1,474,817
Toyota Industries Corp.	194,286	9,610,507
Toyota Motor Corp.	3,267,651	193,138,580
Toyota Motor Corp. sponsored ADR	830	98,255
Toyota Tsusho Corp.	251,200	5,779,691
Trend Micro, Inc.	124,400	4,419,094
Unicharm Corp.	443,740	8,952,419
United Urban Investment Corp.	3,157	4,145,557
USS Co. Ltd.	258,400	4,576,169
West Japan Railway Co.	197,100	13,302,683

	Shares	Value
Yahoo! Japan Corp.	1,705,800	$ 6,904,086
Yakult Honsha Co. Ltd.	105,766	5,891,016
Yamada Denki Co. Ltd. (d)	1,004,650	3,865,335
Yamaguchi Financial Group, Inc.	243,000	2,992,662
Yamaha Corp.	198,343	4,532,224
Yamaha Motor Co. Ltd.	311,900	6,004,364
Yamato Holdings Co. Ltd.	413,132	8,043,213
Yamazaki Baking Co. Ltd.	133,000	2,234,049
Yaskawa Electric Corp.	266,000	3,027,955
Yokogawa Electric Corp.	272,200	3,191,054
Yokohama Rubber Co. Ltd.	124,500	2,439,691
TOTAL JAPAN		3,383,581,741
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,182,194	9,232,096
Millicom International Cellular SA (depository receipt)	78,972	5,270,397
RTL Group SA	46,959	4,090,716
SES SA (France) (depositary receipt)	381,465	11,332,914
Subsea 7 SA (a)	328,710	2,797,430
Tenaris SA	558,763	7,350,399
TOTAL LUXEMBOURG		40,073,952
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,303,880	1,853,742
Netherlands - 3.3%
AEGON NV	2,177,147	13,409,541
Airbus Group NV	702,965	45,773,236
Akzo Nobel NV	292,452	19,802,080
Altice NV:
Class A (a)	311,607	8,890,355
Class B (a)	103,869	3,261,254
ASML Holding NV (Netherlands)	418,583	38,177,750
CNH Industrial NV	1,132,463	8,946,385
Delta Lloyd NV	267,708	2,843,968
Fiat Chrysler Automobiles NV (a)	1,075,395	15,132,701
Gemalto NV (d)	94,535	6,810,493
Heineken Holding NV	119,021	8,307,396
Heineken NV (Bearer)	272,496	21,557,588
ING Groep NV (Certificaten Van Aandelen)	4,603,754	70,540,715
Koninklijke Ahold NV	1,062,427	21,000,646
Koninklijke Boskalis Westminster NV	103,788	5,407,503
Koninklijke KPN NV	3,833,549	14,891,909
Koninklijke Philips Electronics NV	1,141,393	29,332,083
NN Group NV	230,576	7,044,220
OCI NV (a)	98,833	2,914,595
QIAGEN NV (a)	270,473	7,152,243
Randstad Holding NV	150,987	9,547,384
RELX NV	1,262,096	19,452,345
Royal DSM NV	215,117	11,323,771
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	756,177	$ 5,483,786
TNT Express NV	586,353	4,958,507
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,945,314	77,957,584
Vopak NV	83,417	3,437,227
Wolters Kluwer NV	356,362	11,296,938
TOTAL NETHERLANDS		494,654,203
New Zealand - 0.1%
Auckland International Airport Ltd.	1,141,838	3,582,300
Contact Energy Ltd.	873,585	2,873,590
Fletcher Building Ltd.	819,028	3,737,520
Meridian Energy Ltd.	1,532,057	2,145,949
Mighty River Power Ltd. (d)	825,004	1,448,398
Ryman Healthcare Group Ltd.	447,092	2,167,757
Spark New Zealand Ltd.	2,181,440	4,673,177
TOTAL NEW ZEALAND		20,628,691
Norway - 0.5%
DNB ASA	1,164,448	16,666,543
Gjensidige Forsikring ASA	236,936	3,520,113
Norsk Hydro ASA	1,590,469	5,510,298
Orkla ASA	965,115	7,116,765
Statoil ASA	1,330,850	20,283,441
Telenor ASA	896,590	17,894,299
Yara International ASA	214,861	9,592,032
TOTAL NORWAY		80,583,491
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)(d)	44,656,310	3,156,998
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	2,756,584	9,669,658
Galp Energia SGPS SA Class B	455,693	4,805,211
Jeronimo Martins SGPS SA	301,022	4,171,729
TOTAL PORTUGAL		21,803,625
Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,448,183	3,869,068
CapitaCommercial Trust (REIT)	2,529,700	2,384,395
CapitaLand Ltd.	3,036,637	6,068,755
CapitaMall Trust	2,879,900	3,918,648
City Developments Ltd.	484,400	3,017,523
ComfortDelgro Corp. Ltd.	2,544,584	5,067,348
DBS Group Holdings Ltd.	2,068,045	26,029,183
Global Logistic Properties Ltd.	3,763,700	5,921,416
Hutchison Port Holdings Trust	6,685,000	3,509,625
Jardine Cycle & Carriage Ltd.	156,930	3,180,751
Keppel Corp. Ltd.	1,732,400	8,397,729
Oversea-Chinese Banking Corp. Ltd.	3,619,971	22,909,423
Sembcorp Industries Ltd.	1,158,530	2,807,960
Sembcorp Marine Ltd.	1,002,900	1,698,686
Singapore Airlines Ltd.	605,025	4,253,462

	Shares	Value
Singapore Exchange Ltd.	960,700	$ 4,942,902
Singapore Press Holdings Ltd.	1,926,621	5,379,602
Singapore Technologies Engineering Ltd.	1,890,061	4,112,177
Singapore Telecommunications Ltd.	9,540,227	25,286,453
StarHub Ltd.	720,300	1,868,324
Suntec (REIT)	2,860,100	3,101,203
United Overseas Bank Ltd.	1,537,589	21,117,944
UOL Group Ltd.	569,829	2,527,997
Wilmar International Ltd.	2,301,100	4,647,699
Yangzijiang Shipbuilding Holdings Ltd.	2,232,400	1,740,293
TOTAL SINGAPORE		177,758,566
Spain - 3.5%
Abertis Infraestructuras SA	561,248	9,295,914
ACS Actividades de Construccion y Servicios SA	229,505	7,451,892
Aena SA	80,780	9,291,346
Amadeus IT Holding SA Class A	534,860	22,393,206
Banco Bilbao Vizcaya Argentaria SA	7,528,907	69,648,341
Banco de Sabadell SA	5,919,281	12,620,410
Banco Popular Espanol SA	2,099,035	9,000,106
Banco Santander SA (Spain)	17,150,810	104,698,523
Bankia SA	5,497,885	6,644,499
Bankinter SA	797,707	6,015,387
CaixaBank SA	3,097,309	13,415,991
Distribuidora Internacional de Alimentacion SA	731,282	4,403,383
Enagas SA	254,316	6,968,997
Endesa SA	376,633	7,818,816
Ferrovial SA	527,217	12,613,265
Gas Natural SDG SA	417,956	8,489,069
Grifols SA	178,045	7,303,440
Iberdrola SA	6,599,023	44,837,842
Inditex SA	1,300,201	43,391,271
International Consolidated Airlines Group SA (a)	352,142	2,939,567
International Consolidated Airlines Group SA CDI (a)	777,807	6,433,207
MAPFRE SA (Reg.)	1,269,968	3,747,999
Red Electrica Corporacion SA	129,200	10,328,502
Repsol YPF SA	1,259,004	18,020,154
Telefonica SA	5,315,773	74,912,370
Zardoya Otis SA	8,087	86,483
Zardoya Otis SA (d)	202,183	2,162,163
TOTAL SPAIN		524,932,143
Sweden - 2.9%
Alfa Laval AB	367,525	6,199,217
ASSA ABLOY AB (B Shares)	1,192,989	22,842,371
Atlas Copco AB:
(A Shares)	799,933	20,173,127
(B Shares)	469,678	10,718,378
Boliden AB	324,726	5,366,072
Electrolux AB (B Shares)	288,632	8,151,655
Getinge AB (B Shares)	242,301	5,386,375
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	1,134,366	$ 43,654,198
Hakon Invest AB	90,155	3,349,132
Hexagon AB (B Shares)	305,236	9,835,623
Husqvarna AB (B Shares)	487,839	3,169,282
Industrivarden AB (C Shares)	196,791	3,584,358
Investment AB Kinnevik (B Shares)	280,183	7,919,654
Investor AB (B Shares)	542,961	19,554,549
Lundin Petroleum AB (a)(d)	262,912	3,434,688
Nordea Bank AB	3,625,262	42,907,070
Sandvik AB	1,271,495	12,285,411
Securitas AB (B Shares)	375,250	4,787,030
Skandinaviska Enskilda Banken AB (A Shares)	1,818,146	21,164,456
Skanska AB (B Shares)	454,779	8,917,235
SKF AB (B Shares)	473,229	9,049,820
Svenska Cellulosa AB (SCA) (B Shares)	702,755	20,038,396
Svenska Handelsbanken AB (A Shares)	1,789,789	26,743,245
Swedbank AB (A Shares)	1,078,383	24,634,925
Swedish Match Co. AB	242,209	7,160,987
Tele2 AB (B Shares)	380,637	3,760,960
Telefonaktiebolaget LM Ericsson (B Shares)	3,640,078	35,481,296
TeliaSonera AB	3,113,997	17,574,625
Volvo AB (B Shares)	1,830,626	19,915,031
TOTAL SWEDEN		427,759,166
Switzerland - 9.5%
ABB Ltd. (Reg.)	2,628,140	50,755,126
Actelion Ltd.	122,663	16,750,133
Adecco SA (Reg.)	203,342	15,976,646
Aryzta AG	103,644	5,315,957
Baloise Holdings AG	59,594	7,299,363
Barry Callebaut AG	2,623	2,879,018
Coca-Cola HBC AG	240,674	4,937,732
Compagnie Financiere Richemont SA Series A	623,863	46,613,434
Credit Suisse Group AG	1,847,209	49,722,226
Dufry AG (a)(d)	48,005	6,455,956
Ems-Chemie Holding AG	9,785	4,413,449
Geberit AG (Reg.)	44,930	14,283,338
Givaudan SA	11,020	18,981,327
Julius Baer Group Ltd.	265,741	12,939,977
Kuehne & Nagel International AG	63,768	8,496,683
Lafargeholcim Ltd. (Reg.)	494,937	31,488,776
Lindt & Spruengli AG	121	8,146,987
Lindt & Spruengli AG (participation certificate)	1,150	6,495,629
Lonza Group AG	62,760	8,609,089
Nestle SA	3,854,278	283,932,778
Novartis AG	2,749,969	268,357,953
Pargesa Holding SA	36,684	2,250,412
Partners Group Holding AG	20,075	6,484,683

	Shares	Value
Roche Holding AG (participation certificate)	839,951	$ 228,655,185
Schindler Holding AG:
(participation certificate)	51,693	7,930,556
(Reg.)	26,062	4,060,350
SGS SA (Reg.)	6,551	11,561,585
Sika AG (Bearer)	2,583	8,553,440
Sonova Holding AG Class B	64,626	8,417,125
Sulzer AG (Reg.)	28,515	2,910,055
Swatch Group AG (Bearer) (d)	36,615	14,026,312
Swatch Group AG (Bearer) (Reg.)	60,070	4,449,399
Swiss Life Holding AG	38,166	8,938,895
Swiss Prime Site AG	77,707	6,097,425
Swiss Re Ltd.	421,029	36,172,822
Swisscom AG	30,993	16,752,540
Syngenta AG (Switzerland)	111,109	37,250,506
Transocean Ltd. (Switzerland) (d)	430,414	5,886,384
UBS Group AG	4,361,799	90,381,042
Zurich Insurance Group AG	178,843	49,158,005
TOTAL SWITZERLAND		1,422,788,298
United Kingdom - 18.6%
3i Group PLC	1,152,946	8,700,904
Aberdeen Asset Management PLC	1,104,566	5,405,216
Admiral Group PLC	248,382	5,907,704
Aggreko PLC	304,934	4,992,719
Amec Foster Wheeler PLC	462,311	5,721,442
Anglo American PLC (United Kingdom)	1,668,813	18,700,622
Antofagasta PLC	466,895	4,363,183
ARM Holdings PLC	1,686,210	24,160,152
Ashtead Group PLC	602,255	8,737,936
Associated British Foods PLC	425,983	20,930,543
AstraZeneca PLC (United Kingdom)	1,510,229	94,221,861
Aviva PLC	4,782,272	35,209,888
Babcock International Group PLC	384,128	5,711,716
BAE Systems PLC	3,770,903	26,166,330
Barclays PLC	20,008,014	79,508,051
Barratt Developments PLC	1,184,273	11,621,422
BG Group PLC	4,076,297	61,868,312
BHP Billiton PLC	2,523,703	44,367,661
BP PLC	21,782,721	120,736,499
British American Tobacco PLC (United Kingdom)	2,228,932	118,027,411
British Land Co. PLC	1,168,771	14,706,529
BT Group PLC	10,000,097	66,712,511
Bunzl PLC	395,427	10,551,952
Burberry Group PLC	532,058	11,520,011
Capita Group PLC	790,420	14,991,438
Carnival PLC	219,518	11,087,688
Carphone Warehouse Group PLC	1,154,898	7,645,232
Centrica PLC	6,097,840	22,756,554
Cobham PLC	1,348,580	5,827,419
Compass Group PLC	1,986,535	31,550,298
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Croda International PLC	160,895	$ 7,140,156
Diageo PLC	3,007,897	79,700,112
Direct Line Insurance Group PLC	1,643,701	8,906,097
easyJet PLC	181,849	4,696,366
Fresnillo PLC	261,293	2,487,920
G4S PLC (United Kingdom)	1,838,030	7,234,472
GKN PLC	1,955,713	8,754,038
GlaxoSmithKline PLC	5,811,157	118,649,942
GlaxoSmithKline PLC sponsored ADR	2,239	91,642
Hammerson PLC	938,443	9,043,456
Hargreaves Lansdown PLC	310,197	5,354,970
HSBC Holdings PLC (United Kingdom)	23,319,758	184,311,692
ICAP PLC	650,136	4,530,255
IMI PLC	321,922	5,127,609
Imperial Tobacco Group PLC	1,144,318	55,470,649
Inmarsat PLC	538,109	8,100,394
InterContinental Hotel Group PLC	280,297	10,494,257
Intertek Group PLC	193,598	7,533,851
Intu Properties PLC (d)	1,090,431	5,404,650
Investec PLC	651,450	5,343,129
ITV PLC	4,559,827	17,506,630
J Sainsbury PLC (d)	1,589,959	5,921,375
Johnson Matthey PLC	243,977	10,127,052
Kingfisher PLC	2,797,448	15,202,841
Land Securities Group PLC	944,063	18,137,282
Legal & General Group PLC	7,105,090	27,551,276
Lloyds Banking Group PLC	68,191,530	80,375,929
London Stock Exchange Group PLC	371,838	14,378,752
Marks & Spencer Group PLC	1,960,673	15,567,592
Meggitt PLC	953,553	6,985,446
Melrose PLC	1,168,348	4,786,856
Merlin Entertainments PLC	842,013	5,019,688
Mondi PLC	438,888	9,953,940
National Grid PLC	4,463,190	58,805,375
Next PLC	178,745	21,791,880
Old Mutual PLC	5,883,824	18,075,513
Pearson PLC	974,618	16,896,526
Persimmon PLC	365,725	11,802,141
Prudential PLC	3,064,497	66,139,037
Prudential PLC ADR	2,253	97,848
Reckitt Benckiser Group PLC	770,435	67,501,221
RELX PLC	1,349,696	21,643,084
Rexam PLC	841,808	6,956,097
Rio Tinto PLC	1,520,278	55,506,330
Rolls-Royce Group PLC	2,222,744	25,359,303
Royal & Sun Alliance Insurance Group PLC	1,203,118	9,489,389
Royal Bank of Scotland Group PLC (a)	3,863,910	19,964,580
Royal Dutch Shell PLC:
Class A (Netherlands)	197,156	5,175,377

	Shares	Value
Class A (United Kingdom)	4,505,994	$ 117,391,418
Class B (United Kingdom)	2,903,212	75,800,223
Royal Mail PLC	947,249	6,744,489
SABMiller PLC	1,159,304	54,329,194
Sage Group PLC	1,282,348	10,143,818
Schroders PLC	145,764	6,347,892
Scottish & Southern Energy PLC	1,182,476	26,691,434
Segro PLC	886,437	5,707,557
Severn Trent PLC	287,637	9,167,441
SKY PLC	1,227,253	19,641,982
Smith & Nephew PLC	1,069,348	19,034,640
Smiths Group PLC	466,047	8,074,034
Sports Direct International PLC (a)	322,227	3,925,991
St. James's Place Capital PLC	600,000	8,429,009
Standard Chartered PLC (United Kingdom)	2,999,268	35,208,182
Standard Life PLC	2,343,723	14,964,799
Tate & Lyle PLC	549,859	4,573,172
Taylor Wimpey PLC	3,884,519	11,999,079
Tesco PLC	9,693,917	28,135,904
The Weir Group PLC	253,599	5,463,633
Travis Perkins PLC	296,228	9,309,427
Tullow Oil PLC	1,080,414	3,700,422
Unilever PLC	1,534,579	61,544,147
United Utilities Group PLC	820,201	10,761,017
Vodafone Group PLC	31,533,307	108,583,078
Vodafone Group PLC sponsored ADR	14,727	507,787
Whitbread PLC	216,547	15,940,017
William Hill PLC	1,051,184	5,806,951
WM Morrison Supermarkets PLC (d)	2,632,471	6,806,603
TOTAL UNITED KINGDOM		2,772,236,561
TOTAL COMMON STOCKS (Cost $14,632,132,958)		14,629,667,254
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	277,582	33,282,561
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	64,790	4,719,223
FUCHS PETROLUB AG	81,844	3,531,296
Henkel AG & Co. KGaA	208,594	21,839,082
Porsche Automobil Holding SE (Germany)	183,239	12,771,160
Volkswagen AG	194,338	36,963,948
TOTAL GERMANY		79,824,709
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,205,174	$ 7,224,203
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $97,285,212)		120,331,473
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 2/4/16 to 5/26/16 (e) (Cost $14,984,475)	$ 15,000,000	14,977,861
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	91,267,287	91,267,287
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	124,914,745	124,914,745
TOTAL MONEY MARKET FUNDS (Cost $216,182,032)		216,182,032
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $14,960,584,677)	14,981,158,620
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(51,859,692)
NET ASSETS - 100%	$ 14,929,298,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 ASX SPI 200 Index Contracts (Australia)	Sept. 2015	$ 4,596,369	$ (330,088)
11 Eurex DAX 100 Index Contracts (Germany)	Sept. 2015	3,162,135	(262,154)
342 Eurex Euro Stoxx 50 Index Contracts (Germany)	Sept. 2015	12,545,615	(976,150)
141 FTSE 100 Index Contracts (United Kingdom)	Sept. 2015	13,451,381	(1,169,877)
16 HKFE Hang Seng Index Contracts (Hong Kong)	Sept. 2015	2,215,624	(129,014)
1,439 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	124,667,765	(8,561,295)
120 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2015	2,119,773	(131,007)
23 SGX MSCI Singapore Index Contracts (Singapore)	Sept. 2015	1,052,975	(5,704)
121 TSE TOPIX Index Contracts (Japan)	Sept. 2015	15,305,275	(1,329,869)
TOTAL EQUITY INDEX CONTRACTS		$ 179,116,912	$ (12,895,158)
The face value of futures purchased as a percentage of net assets is 1.1%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/11/15	JPY	Goldman Sachs Bank USA	Buy	125,000,000	$ 1,011,873	$ 19,340
9/11/15	JPY	Goldman Sachs Bank USA	Buy	150,000,000	1,206,055	31,400
9/11/15	JPY	Goldman Sachs Bank USA	Buy	370,000,000	3,002,165	50,226
9/11/15	JPY	Goldman Sachs Bank USA	Buy	3,170,000,000	25,525,303	626,263
9/11/15	JPY	Goldman Sachs Bank USA	Sell	30,000,000	243,391	(4,100)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	250,000,000	2,041,305	(21,122)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	300,000,000	2,555,939	81,027
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	600,000,000	$ 4,844,414	$ (105,409)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	770,000,000	6,353,995	1,723
9/18/15	AUD	Goldman Sachs Bank USA	Buy	300,000	220,275	(6,954)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	400,000	294,494	(10,067)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	1,500,000	1,154,100	(87,497)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	5,000,000	3,854,000	(298,657)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	5,450,000	4,245,605	(370,280)
9/18/15	AUD	Goldman Sachs Bank USA	Sell	400,000	285,654	1,226
9/18/15	AUD	Goldman Sachs Bank USA	Sell	1,000,000	764,785	53,716
9/18/15	AUD	Goldman Sachs Bank USA	Sell	2,100,000	1,615,761	122,517
9/18/15	AUD	Goldman Sachs Bank USA	Sell	2,500,000	1,770,780	(6,892)
9/18/15	EUR	Goldman Sachs Bank USA	Buy	600,000	665,967	7,478
9/18/15	EUR	Goldman Sachs Bank USA	Buy	900,000	997,414	12,754
9/18/15	EUR	Goldman Sachs Bank USA	Buy	2,700,000	3,065,591	(35,087)
9/18/15	EUR	Goldman Sachs Bank USA	Buy	11,000,000	12,357,400	(10,905)
9/18/15	EUR	Goldman Sachs Bank USA	Buy	11,900,000	13,582,410	(225,747)
9/18/15	EUR	Goldman Sachs Bank USA	Sell	1,600,000	1,801,666	5,812
9/18/15	EUR	Goldman Sachs Bank USA	Sell	2,000,000	2,331,498	86,681
9/18/15	EUR	Goldman Sachs Bank USA	Sell	4,200,000	4,691,824	(22,292)
9/18/15	EUR	Goldman Sachs Bank USA	Sell	5,300,000	5,939,620	(9,146)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	600,000	935,035	(14,417)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	1,700,000	2,688,610	(80,191)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	7,000,000	11,109,035	(368,487)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	8,000,000	12,486,400	(211,488)
9/18/15	GBP	Goldman Sachs Bank USA	Sell	1,000,000	1,577,854	43,490
9/18/15	GBP	Goldman Sachs Bank USA	Sell	1,200,000	1,886,970	45,733
9/18/15	GBP	Goldman Sachs Bank USA	Sell	2,800,000	4,399,374	103,155
9/18/15	GBP	Goldman Sachs Bank USA	Sell	3,500,000	5,382,153	11,879
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/18/15	SEK	Goldman Sachs Bank USA	Buy	1,600,000	$ 187,772	$ 1,288
9/18/15	SEK	Goldman Sachs Bank USA	Buy	10,600,000	1,244,156	8,364
9/18/15	SEK	Goldman Sachs Bank USA	Buy	15,000,000	1,833,741	(61,308)
9/18/15	SEK	Goldman Sachs Bank USA	Sell	2,000,000	244,523	8,198
9/18/15	SEK	Goldman Sachs Bank USA	Sell	7,000,000	825,176	(1,959)
						$ (629,735)

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,975,581.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127,054
Fidelity Securities Lending Cash Central Fund	2,190,719
Total	$ 2,317,773
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,916,800,583	$ 1,029,346,485	$ 887,454,098	$ -
Consumer Staples	1,669,735,406	537,182,177	1,132,553,229	-
Energy	722,622,276	115,928,881	606,693,395	-
Financials	3,807,008,356	2,086,144,933	1,720,863,325	98
Health Care	1,754,848,754	358,666,348	1,396,182,406	-
Industrials	1,864,200,000	1,014,693,411	849,506,589	-
Information Technology	700,140,252	120,502,795	579,637,457	-
Materials	1,017,937,565	552,406,401	465,531,164	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 745,210,705	$ 172,109,798	$ 573,100,907	$ -
Utilities	551,494,830	389,246,524	162,248,306	-
Government Obligations	14,977,861	-	14,977,861	-
Money Market Funds	216,182,032	216,182,032	-	-
Total Investments in Securities:	$ 14,981,158,620	$ 6,592,409,785	$ 8,388,748,737	$ 98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,322,269	$ -	$ 1,322,269	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,952,004)	$ -	$ (1,952,004)	$ -
Futures Contracts	(12,895,158)	(12,895,158)	-	-
Total Liabilities	$ (14,847,162)	$ (12,895,158)	$ (1,952,004)	$ -
Total Derivative Instruments:	$ (13,524,893)	$ (12,895,158)	$ (629,735)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,401,450,413
Level 2 to Level 1	$ 6,619,828
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ -	$ (12,895,158)
Foreign Exchange Risk
Total Foreign Exchange Risk
Other Risk
Forward Foreign Currency Contracts (a)	1,322,269	(1,952,004)
Total Value of Derivatives	$ 1,322,269	$ (14,847,162)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,413,653) - See accompanying schedule: Unaffiliated issuers (cost $14,744,402,645)	$ 14,764,976,588
Fidelity Central Funds (cost $216,182,032)	216,182,032
Total Investments (cost $14,960,584,677)		$ 14,981,158,620
Foreign currency held at value (cost $9,459,180)		9,408,900
Receivable for investments sold		8,745,683
Unrealized appreciation on foreign currency contracts		1,322,269
Receivable for fund shares sold		55,236,912
Dividends receivable		64,065,599
Distributions receivable from Fidelity Central Funds		119,255
Receivable from investment adviser for expense reductions		432,011
Other receivables		22,585
Total assets		15,120,511,834

Liabilities
Payable for investments purchased	$ 41,086,733
Unrealized depreciation on foreign currency contracts	1,952,004
Payable for fund shares redeemed	20,014,079
Accrued management fee	780,289
Payable for daily variation margin for derivative instruments	1,247,172
Other affiliated payables	1,217,733
Other payables and accrued expenses	151
Collateral on securities loaned, at value	124,914,745
Total liabilities		191,212,906

Net Assets		$ 14,929,298,928
Net Assets consist of:
Paid in capital		$ 15,335,184,724
Undistributed net investment income		316,697,465
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,757,497)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,174,236
Net Assets		$ 14,929,298,928

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,789,012,777 ÷ 74,786,278 shares)	$ 37.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($8,267,760,525 ÷ 221,625,143 shares)	$ 37.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,907,134,443 ÷ 51,111,200 shares)	$ 37.31

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,965,391,183 ÷ 52,673,657 shares)	$ 37.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 348,996,030
Interest		10,810
Income from Fidelity Central Funds (including $2,190,719 from security lending)		2,317,773
Income before foreign taxes withheld		351,324,613
Less foreign taxes withheld		(28,828,635)
Total income		322,495,978

Expenses
Management fee	$ 4,732,715
Transfer agent fees	7,388,037
Independent trustees' compensation	33,353
Miscellaneous	11,547
Total expenses before reductions	12,165,652
Expense reductions	(2,614,207)	9,551,445
Net investment income (loss)		312,944,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,048,569)
Foreign currency transactions	(6,151,850)
Futures contracts	12,428,515
Total net realized gain (loss)		(11,771,904)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,262,667,497)
Assets and liabilities in foreign currencies	4,193,469
Futures contracts	(27,223,193)
Total change in net unrealized appreciation (depreciation)		(1,285,697,221)
Net gain (loss)		(1,297,469,125)
Net increase (decrease) in net assets resulting from operations		$ (984,524,592)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,944,533	$ 403,091,676
Net realized gain (loss)	(11,771,904)	(42,241,753)
Change in net unrealized appreciation (depreciation)	(1,285,697,221)	(356,570,630)
Net increase (decrease) in net assets resulting from operations	(984,524,592)	4,279,293
Distributions to shareholders from net investment income	(2,919,455)	(455,386,903)
Share transactions - net increase (decrease)	846,544,407	2,430,773,213
Redemption fees	428,447	729,567
Total increase (decrease) in net assets	(140,471,193)	1,980,395,170

Net Assets
Beginning of period	15,069,770,121	13,089,374,951
End of period (including undistributed net investment income of $316,697,465 and undistributed net investment income of $6,672,387, respectively)	$ 14,929,298,928	$ 15,069,770,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 39.75	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) D	.78	1.13	1.35G	1.03	1.19	.94
Net realized and unrealized gain (loss)	(3.24)	(1.31)	5.53	2.23	(4.28)	5.45
Total from investment operations	(2.46)	(.18)	6.88	3.26	(3.09)	6.39
Distributions from net investment income	-	(1.26)	(.96)	(.97)	(1.12)	(.81)
Distributions from net realized gain	-	-	(.04)	(.04)	(.02)	(.03)
Total distributions	-	(1.26)	(1.00)	(1.01)	(1.14)	(.84)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.29	$ 39.75	$ 41.19	$ 35.31	$ 33.06	$ 37.29
Total ReturnB, C	(6.19)%	(.29)%	19.66%	10.01%	(7.92)%	20.34%
Ratios to Average Net AssetsE, H
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.11%	.10%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.11%	.10%
Net investment income (loss)	3.89%A	2.83%	3.52%G	3.16%	3.54%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,789,013	$ 2,972,698	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647
Portfolio turnover rateF	-% A,K	1%	2%	1%	9%	1%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. K Amount represents less than 1%.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) D	.79	1.17	1.38G	1.06	1.20	.96
Net realized and unrealized gain (loss)	(3.23)	(1.32)	5.54	2.22	(4.28)	5.44
Total from investment operations	(2.44)	(.15)	6.92	3.28	(3.08)	6.40
Distributions from net investment income	(.01)	(1.29)	(.99)	(1.00)	(1.12)	(.82)
Distributions from net realized gain	-	-	(.04)	(.04)	(.02)	(.03)
Total distributions	(.01)	(1.29)	(1.03)	(1.04)	(1.14)	(.85)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.31	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 37.29
Total ReturnB, C	(6.15)%	(.21)%	19.79%	10.07%	(7.87)%	20.38%
Ratios to Average Net AssetsE, H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%A	.12%	.12%	.12%	.07%	.07%
Expenses net of all reductions	.12%A	.12%	.12%	.12%	.07%	.07%
Net investment income (loss)	3.97%A	2.91%	3.60%G	3.24%	3.57%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,267,761	$ 8,304,964	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970
Portfolio turnover rateF	-% A, K	1%	2%	1%	9%	1%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.81	1.18	1.40G	1.07	.32
Net realized and unrealized gain (loss)	(3.25)	(1.31)	5.54	2.22	2.48
Total from investment operations	(2.44)	(.13)	6.94	3.29	2.80
Distributions from net investment income	(.01)	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	-	-	(.04)	(.04)	-
Total distributions	(.01)	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capitalD, K	-	-	-	-	-
Net asset value, end of period	$ 37.31	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total ReturnB, C	(6.13)%	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net AssetsE, I
Expenses before reductions	.10%A, L	.10% L	.10% L	.10% L	.10%A, L
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%A
Net investment income (loss)	4.02%A	2.96%	3.65%G	3.29%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,907,134	$ 1,994,854	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rateF	-% A, N	1%	2%	1%	9% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.005 per share. LAmount represents .095%. MAmount not annualized. N Amount represents less than 1%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.81	1.19	1.41G	1.08	.32
Net realized and unrealized gain (loss)	(3.25)	(1.32)	5.53	2.22	2.48
Total from investment operations	(2.44)	(.13)	6.94	3.30	2.80
Distributions from net investment income	(.01)	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	-	-	(.04)	(.04)	-
Total distributions	(.01)	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capitalD, K	-	-	-	-	-
Net asset value, end of period	$ 37.31	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total ReturnB, C	(6.13)%	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net AssetsE, I
Expenses before reductions	.08%A, L	.08% L	.08% L	.08% L	.08%A, L
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%	.06%A
Net investment income (loss)	4.03%A	2.97%	3.66%G	3.30%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,965,391	$ 1,797,254	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rateF	-% A, N	1%	2%	1%	9% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.005 per share. LAmount represents .075%. MAmount not annualized. N Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Spartan® Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Extended Market Index	$ 16,078,034,359	$ 4,912,681,143	$ (1,802,686,422)	$ 3,109,994,721
Spartan International Index	15,041,855,751	2,682,228,002	(2,742,925,133)	(60,697,131)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan International Index	$ (14,725,344)	$ (289,962,891)	$ (304,688,235)	$ (623,023,920)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 3,859,688	$ (4,005,873)
Totals (a)	$ 3,859,688	$ (4,005,873)
Spartan International Index
Equity Risk
Futures Contracts	$ 12,428,515	$ (27,223,193)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(5,101,641)	4,387,076
Totals (a)	$ 7,326,874	$ (22,836,117)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	2,249,168,587	1,038,716,523
Spartan International Index	1,331,310,585	32,335,189

Securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Spartan Extended Market Index	$ 173,229,639
Spartan International Index	$ 190,907,411

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 369,984
Fidelity Advantage Class	703,750
Fidelity Advantage Institutional Class	48,635
$ 1,122,369

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Amount
Spartan International Index
Investor Class	$ 2,104,349
Fidelity Advantage Class	4,773,817
Institutional Class	355,482
Fidelity Advantage Institutional Class	154,389
$ 7,388,037

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan International Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$ 7,484,000.37%		$ 229

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 12,453
Spartan International Index	11,547

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	51,244
Spartan International Index
Fidelity Advantage Class	.12%	2,195,597
Institutional Class	.07%	258,853
Fidelity Advantage Institutional Class	.06%	159,744

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 335
Spartan International Index	13

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,911,283	$ 23,752,681
Fidelity Advantage Class	29,027,454	163,631,397
Fidelity Advantage Institutional Class	1,969,858	6,258,081
Total	$ 34,908,595	$ 193,642,159
From net realized gain
Investor Class	$ 21,646,881	$ 52,141,822
Fidelity Advantage Class	154,255,696	352,024,209
Fidelity Advantage Institutional Class	10,331,244	12,125,868
Total	$ 186,233,821	$ 416,291,899
Spartan International Index
From net investment income
Investor Class	$ -	$ 89,642,464
Fidelity Advantage Class	1,545,881	249,759,829
Institutional Class	649,042	60,453,779
Fidelity Advantage Institutional Class	724,532	55,530,831
Total	$ 2,919,455	$ 455,386,903

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Extended Market Index
Investor Class
Shares sold	8,361,232	10,120,043	$ 481,478,343	$ 549,617,843
Reinvestment of distributions	431,972	1,386,862	25,058,708	74,343,690
Shares redeemed	(15,328,640)	(9,403,900)	(875,127,380)	(515,022,951)
Net increase (decrease)	(6,535,436)	2,103,005	$ (368,590,329)	$ 108,938,582
Fidelity Advantage Class
Shares sold	39,981,670	59,205,212	$ 2,290,221,371	$ 3,230,782,675
Reinvestment of distributions	3,030,842	9,243,745	175,819,141	495,373,702
Shares redeemed	(24,279,248)	(57,851,731)	(1,386,506,306)	(3,152,807,384)
Net increase (decrease)	18,733,264	10,597,226	$ 1,079,534,206	$ 573,348,993
Fidelity Advantage Institutional Class
Shares sold	9,519,185	13,365,402	$ 538,397,882	$ 731,714,410
Reinvestment of distributions	212,125	341,391	12,301,102	18,383,949
Shares redeemed	(4,995,272)	(2,294,908)	(276,633,285)	(124,843,110)
Net increase (decrease)	4,736,038	11,411,885	$ 274,065,699	$ 625,255,249
Spartan International Index
Investor Class
Shares sold	34,944,904	21,944,365	$ 1,403,383,020	$ 874,869,887
Reinvestment of distributions	-	2,309,004	-	87,873,135
Shares redeemed	(34,939,601)	(13,565,036)	(1,401,692,019)	(536,843,768)
Net increase (decrease)	5,303	10,688,333	$ 1,691,001	$ 425,899,254
Fidelity Advantage Class
Shares sold	56,371,669	61,902,007	$ 2,279,875,510	$ 2,459,259,650
Reinvestment of distributions	35,158	5,988,253	1,419,689	227,934,673
Shares redeemed	(43,680,092)	(33,806,199)	(1,769,561,439)	(1,335,982,994)
Net increase (decrease)	12,726,735	34,084,061	$ 511,733,760	$ 1,351,211,329
Institutional Class
Shares sold	8,661,397	20,249,316	$ 344,630,966	$ 805,338,043
Reinvestment of distributions	16,073	1,589,444	649,014	60,450,959
Shares redeemed	(7,738,317)	(10,392,571)	(308,122,177)	(411,389,900)
Net increase (decrease)	939,153	11,446,189	$ 37,157,803	$ 454,399,102
Fidelity Advantage Institutional Class
Shares sold	11,786,751	11,678,633	$ 468,726,663	$ 466,418,098
Reinvestment of distributions	17,943	1,457,622	724,523	55,529,913
Shares redeemed	(4,335,297)	(8,025,060)	(173,489,343)	(322,684,483)
Net increase (decrease)	7,469,397	5,111,195	$ 295,961,843	$ 199,263,528

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer groups are not shown below because the funds do not generally utilize a peer group for performance comparison purposes. For Spartan International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Semiannual Report

Spartan Extended Market Index Fund

Spartan International Index Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses are paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and class-level expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Semiannual Report

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board also considered that, in June 2014, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee from 0.045% to 0.035%. The Board considered that the chart reflects the fund's lower management fee for 2011 and 2014, respectively, as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

With respect to Spartan Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06% through April 30, 2016.

With respect to Spartan International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2016.

Semiannual Report

With respect to Spartan Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, Investor Class, and Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.035%, 0.04%, 0.10% and 0.035% through April 30, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY
SIF-I-SANN-1015
1.929382.103

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds -
Investor Class
Fidelity Advantage® Class

Semiannual Report

(Fidelity Cover Art)

August 31, 2015

Contents

Spartan® Total Market Index Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to the Financial Statements

Shareholder Expense Example	(Click Here)	An example of shareholder expenses

Spartan Extended Market Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Spartan International Index Fund	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements

Notes	(Click Here)	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Investor Class	.100%
Actual		$ 1,000.00	$ 946.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 946.90	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 946.90	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .20
Fidelity Advantage Institutional Class	.035%
Actual		$ 1,000.00	$ 946.90	$ .17
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .18
Class F	.035%
Actual		$ 1,000.00	$ 947.10	$ .17
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	3.2
Microsoft Corp.	1.6	1.6
Exxon Mobil Corp.	1.4	1.6
Johnson & Johnson	1.2	1.2
Wells Fargo & Co.	1.2	1.1
General Electric Co.	1.1	1.1
Berkshire Hathaway, Inc. Class B	1.1	1.2
JPMorgan Chase & Co.	1.1	1.0
AT&T, Inc.	0.9	0.8
Pfizer, Inc.	0.9	0.9
	13.5
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	19.2
Financials	17.9	17.2
Health Care	14.8	14.2
Consumer Discretionary	13.5	13.1
Industrials	10.5	11.1
Consumer Staples	8.3	8.4
Energy	6.5	7.3
Materials	3.2	3.6
Utilities	3.0	3.0
Telecommunication Services	2.2	2.1

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 1,894,841
Autoliv, Inc. (d)	118,893	12,144,920
BorgWarner, Inc.	298,826	13,040,767
Clean Diesel Technologies, Inc. (a)(d)	42,378	70,347
Cooper Tire & Rubber Co.	72,740	2,807,764
Cooper-Standard Holding, Inc. (a)(d)	20,482	1,176,076
Dana Holding Corp.	208,374	3,654,880
Delphi Automotive PLC	388,364	29,329,249
Dorman Products, Inc. (a)(d)	40,228	2,025,480
Drew Industries, Inc.	31,215	1,724,941
Federal-Mogul Corp. Class A (a)(d)	65,766	605,047
Fox Factory Holding Corp. (a)	28,748	431,795
Fuel Systems Solutions, Inc. (a)	20,668	141,576
Gentex Corp.	415,639	6,442,405
Gentherm, Inc. (a)	48,381	2,205,690
Horizon Global Corp. (a)	22,811	238,603
Johnson Controls, Inc.	875,986	36,038,064
Lear Corp.	103,907	10,680,601
Metaldyne Performance Group, Inc.	30,783	581,183
Modine Manufacturing Co. (a)	62,657	556,394
Motorcar Parts of America, Inc. (a)	25,941	827,258
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	28,606	47,486
Remy International, Inc.	45,626	1,336,842
Shiloh Industries, Inc. (a)	7,922	91,182
Spartan Motors, Inc.	44,931	196,348
Standard Motor Products, Inc.	27,135	960,579
Stoneridge, Inc. (a)	33,804	412,747
Strattec Security Corp.	4,334	273,432
Superior Industries International, Inc.	32,436	619,528
Sypris Solutions, Inc.	16,848	23,756
Tenneco, Inc. (a)	83,068	3,908,349
The Goodyear Tire & Rubber Co.	358,636	10,676,594
Tower International, Inc. (a)	25,690	628,121
UQM Technologies, Inc. (a)	38,648	33,237
Visteon Corp. (a)	57,302	5,710,717
		151,536,799
Automobiles - 0.6%
Ford Motor Co.	5,298,513	73,490,375
General Motors Co.	1,797,093	52,906,418
Harley-Davidson, Inc.	281,657	15,786,875
Tesla Motors, Inc. (a)(d)	129,845	32,339,196
Thor Industries, Inc.	59,325	3,237,959
Winnebago Industries, Inc. (d)	39,123	801,239
		178,562,062
Distributors - 0.1%
Core-Mark Holding Co., Inc.	30,231	1,817,185
Fenix Parts, Inc.	13,969	139,271
Genuine Parts Co.	210,267	17,555,192
LKQ Corp. (a)	402,751	12,078,502

	Shares	Value
Pool Corp.	56,544	$ 3,939,986
VOXX International Corp. (a)	18,073	140,066
Weyco Group, Inc.	5,169	139,305
		35,809,507
Diversified Consumer Services - 0.2%
2U, Inc. (a)	16,412	573,928
American Public Education, Inc. (a)	20,589	451,517
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	1,349,032
Ascent Capital Group, Inc. (a)(d)	16,905	474,692
Bridgepoint Education, Inc. (a)	19,443	157,099
Bright Horizons Family Solutions, Inc. (a)	47,641	2,911,818
Cambium Learning Group, Inc. (a)	12,514	65,198
Capella Education Co.	13,812	673,335
Career Education Corp. (a)	70,894	263,017
Carriage Services, Inc.	24,048	551,902
Chegg, Inc. (a)(d)	67,008	497,869
Collectors Universe, Inc.	4,772	89,093
DeVry, Inc. (d)	76,042	1,989,259
Graham Holdings Co.	5,881	3,890,634
Grand Canyon Education, Inc. (a)	62,360	2,304,826
H&R Block, Inc.	363,637	12,370,931
Houghton Mifflin Harcourt Co. (a)	170,821	3,857,138
ITT Educational Services, Inc. (a)(d)	22,063	84,060
K12, Inc. (a)	35,687	471,782
Liberty Tax, Inc.	8,571	201,933
LifeLock, Inc. (a)(d)	108,404	916,014
Lincoln Educational Services Corp.	15,671	7,021
National American University Holdings, Inc.	5,378	15,381
Regis Corp. (a)	52,945	573,924
Service Corp. International	271,822	8,059,522
ServiceMaster Global Holdings, Inc. (a)	132,329	4,655,334
Sotheby's Class A (Ltd. vtg.)	86,398	3,042,074
Steiner Leisure Ltd. (a)	15,523	988,349
Strayer Education, Inc. (a)	14,558	760,510
Universal Technical Institute, Inc.	29,419	131,209
Weight Watchers International, Inc. (a)(d)	34,295	210,914
		52,589,315
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc. (a)	24,177	65,278
ARAMARK Holdings Corp.	296,641	9,296,729
Belmond Ltd. Class A (a)	124,751	1,418,419
Biglari Holdings, Inc. (a)(d)	2,475	923,819
BJ's Restaurants, Inc. (a)(d)	35,904	1,543,513
Bloomin' Brands, Inc.	158,816	3,287,491
Bob Evans Farms, Inc.	27,901	1,260,846
Bojangles', Inc. (a)(d)	24,608	512,339
Boyd Gaming Corp. (a)	116,149	1,869,999
Bravo Brio Restaurant Group, Inc. (a)	12,451	158,750
Brinker International, Inc. (d)	84,914	4,511,481
Buffalo Wild Wings, Inc. (a)(d)	25,209	4,781,643
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Corp. (a)(d)	56,403	$ 538,649
Carnival Corp. unit	598,519	29,465,090
Carrols Restaurant Group, Inc. (a)	34,793	440,131
Century Casinos, Inc. (a)	28,742	167,278
Chipotle Mexican Grill, Inc. (a)	41,477	29,449,085
Choice Hotels International, Inc.	53,065	2,706,315
Churchill Downs, Inc.	18,170	2,414,248
Chuy's Holdings, Inc. (a)(d)	19,492	597,235
ClubCorp Holdings, Inc.	72,050	1,621,846
Cosi, Inc. (a)(d)	30,434	36,216
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,407,727
Darden Restaurants, Inc.	168,973	11,491,854
Dave & Buster's Entertainment, Inc.	23,326	803,347
Del Frisco's Restaurant Group, Inc. (a)	28,720	426,205
Denny's Corp. (a)	117,334	1,317,661
Diamond Resorts International, Inc. (a)(d)	93,410	2,371,680
DineEquity, Inc.	19,807	1,891,569
Domino's Pizza, Inc.	74,049	7,844,751
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,583
Dover Motorsports, Inc.	9,993	23,484
Dunkin' Brands Group, Inc. (d)	131,377	6,589,870
El Pollo Loco Holdings, Inc. (a)	17,802	231,604
Eldorado Resorts, Inc. (a)	30,709	289,279
Empire Resorts, Inc. (a)(d)	20,107	85,656
Entertainment Gaming Asia, Inc. (a)	2,060	4,326
Extended Stay America, Inc. unit	81,175	1,523,655
Famous Dave's of America, Inc. (a)(d)	7,623	111,372
Fiesta Restaurant Group, Inc. (a)(d)	37,794	1,951,682
Golden Entertainment, Inc. (a)	1,436	13,211
Good Times Restaurants, Inc. (a)(d)	7,939	54,779
Habit Restaurants, Inc. Class A (d)	13,363	333,006
Hilton Worldwide Holdings, Inc.	713,809	17,723,877
Hyatt Hotels Corp. Class A (a)(d)	74,342	3,808,541
Ignite Restaurant Group, Inc. (a)(d)	4,841	23,769
International Speedway Corp. Class A	39,245	1,259,372
Interval Leisure Group, Inc.	54,818	1,099,649
Intrawest Resorts Holdings, Inc. (a)	22,150	199,129
Isle of Capri Casinos, Inc. (a)	30,947	571,282
Jack in the Box, Inc.	48,147	3,764,132
Jamba, Inc. (a)(d)	19,136	264,460
Kona Grill, Inc. (a)(d)	8,466	155,520
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,404,177
La Quinta Holdings, Inc. (a)	115,379	2,174,894
Las Vegas Sands Corp. (d)	490,163	22,660,235
Luby's, Inc. (a)	14,614	70,732
Marcus Corp.	22,859	443,693
Marriott International, Inc. Class A	280,107	19,792,361
Marriott Vacations Worldwide Corp.	38,724	2,749,791
McDonald's Corp.	1,277,581	121,395,747

	Shares	Value
MGM Mirage, Inc. (a)	547,777	$ 11,191,084
Monarch Casino & Resort, Inc. (a)	11,528	202,316
Morgans Hotel Group Co. (a)	27,678	127,042
Nathan's Famous, Inc. (a)	3,561	115,234
Noodles & Co. (a)(d)	16,951	202,056
Norwegian Cruise Line Holdings Ltd. (a)(d)	210,713	12,137,069
Panera Bread Co. Class A (a)(d)	33,222	5,923,483
Papa John's International, Inc. (d)	38,520	2,590,470
Papa Murphy's Holdings, Inc. (a)(d)	22,690	335,358
Penn National Gaming, Inc. (a)	107,531	1,952,763
Pinnacle Entertainment, Inc. (a)	78,730	2,973,632
Popeyes Louisiana Kitchen, Inc. (a)(d)	27,974	1,555,914
Potbelly Corp. (a)(d)	30,614	323,284
Premier Exhibitions, Inc. (a)	774	1,772
Rave Restaurant Group, Inc. (a)(d)	9,079	85,978
RCI Hospitality Holdings, Inc. (a)	5,726	62,127
Red Lion Hotels Corp. (a)	6,989	56,331
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,665,542
Royal Caribbean Cruises Ltd.	219,656	19,364,873
Ruby Tuesday, Inc. (a)(d)	88,086	579,606
Ruth's Hospitality Group, Inc.	42,076	676,582
Scientific Games Corp. Class A (a)(d)	70,193	773,527
SeaWorld Entertainment, Inc. (d)	80,309	1,429,500
Shake Shack, Inc. Class A (d)	15,901	794,096
Six Flags Entertainment Corp.	119,451	5,371,711
Sonic Corp.	74,649	2,015,523
Speedway Motorsports, Inc.	16,331	316,005
Starbucks Corp.	1,996,116	109,207,506
Starwood Hotels & Resorts Worldwide, Inc.	226,571	16,193,029
Texas Roadhouse, Inc. Class A	84,910	3,055,911
The Cheesecake Factory, Inc.	58,805	3,191,347
Town Sports International Holdings, Inc. (a)	13,107	33,816
Vail Resorts, Inc.	48,275	5,209,355
Wendy's Co.	363,065	3,307,522
Wyndham Worldwide Corp.	155,901	11,923,308
Wynn Resorts Ltd. (d)	107,426	8,062,321
Yum! Brands, Inc.	577,703	46,083,368
Zoe's Kitchen, Inc. (a)(d)	22,698	783,989
		618,270,412
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	375,809
Beazer Homes U.S.A., Inc. (a)	40,506	676,450
Blyth, Inc. (a)	16,038	95,747
Cavco Industries, Inc. (a)(d)	12,220	874,341
Century Communities, Inc. (a)	5,201	114,422
Comstock Holding Companies, Inc. Class A (a)	10,474	6,913
CSS Industries, Inc.	16,118	426,805
D.R. Horton, Inc.	437,702	13,293,010
Dixie Group, Inc. (a)(d)	11,105	110,939
Emerson Radio Corp. (a)	23,724	30,367
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ethan Allen Interiors, Inc. (d)	36,464	$ 1,084,804
Flexsteel Industries, Inc.	6,435	198,198
Garmin Ltd.	158,835	5,973,784
GoPro, Inc. Class A (a)(d)	38,770	1,806,294
Green Brick Partners, Inc. (a)	37,398	454,386
Harman International Industries, Inc.	93,835	9,171,433
Helen of Troy Ltd. (a)	38,566	3,283,509
Hooker Furniture Corp. (d)	13,495	321,991
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	331,295
Installed Building Products, Inc. (a)	20,583	549,978
iRobot Corp. (a)(d)	45,351	1,328,784
Jarden Corp. (a)	256,571	13,172,355
KB Home (d)	112,206	1,643,818
Koss Corp. (a)	2,669	6,406
La-Z-Boy, Inc.	79,546	2,196,265
Leggett & Platt, Inc.	180,129	8,001,330
Lennar Corp. Class A	234,151	11,918,286
LGI Homes, Inc. (a)(d)	15,810	411,692
Libbey, Inc.	27,649	974,351
Lifetime Brands, Inc.	10,885	158,050
M.D.C. Holdings, Inc. (d)	56,801	1,618,260
M/I Homes, Inc. (a)(d)	33,201	829,361
Meritage Homes Corp. (a)(d)	46,552	1,961,701
Mohawk Industries, Inc. (a)	81,448	16,042,813
NACCO Industries, Inc. Class A	6,219	327,368
New Home Co. LLC (a)(d)	11,951	177,831
Newell Rubbermaid, Inc.	358,214	15,091,556
NVR, Inc. (a)(d)	5,106	7,760,865
PulteGroup, Inc.	446,640	9,240,982
Ryland Group, Inc. (d)	60,901	2,633,359
Skullcandy, Inc. (a)	12,653	88,824
Skyline Corp. (a)	21,741	72,832
Standard Pacific Corp. (a)(d)	265,334	2,242,072
Stanley Furniture Co., Inc. (a)	5,699	16,071
Taylor Morrison Home Corp. (a)	40,708	812,125
Tempur Sealy International, Inc. (a)	79,985	5,840,505
Toll Brothers, Inc. (a)	207,192	7,659,888
TopBuild Corp. (a)	49,387	1,566,556
TRI Pointe Homes, Inc. (a)	234,174	3,250,335
Tupperware Brands Corp. (d)	65,324	3,346,549
Turtle Beach Corp. (a)(d)	6,672	15,479
UCP, Inc. (a)	9,479	77,254
Universal Electronics, Inc. (a)	22,307	1,016,976
Vuzix Corp. (a)(d)	6,867	28,223
WCI Communities, Inc. (a)	24,951	621,779
Whirlpool Corp.	104,538	17,572,838
William Lyon Homes, Inc. (a)(d)	35,265	799,105
Zagg, Inc. (a)(d)	38,365	280,832
		179,984,151

	Shares	Value
Internet & Catalog Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)(d)	31,570	$ 264,872
Amazon.com, Inc. (a)	510,048	261,598,519
Blue Nile, Inc. (a)(d)	17,894	609,470
Etsy, Inc. (d)	36,404	521,669
EVINE Live, Inc. (a)	71,405	192,079
Expedia, Inc.	131,838	15,160,052
FTD Companies, Inc. (a)(d)	25,393	758,997
Gaiam, Inc. Class A (a)(d)	12,609	77,041
Groupon, Inc. Class A (a)(d)	562,801	2,532,605
HSN, Inc.	40,566	2,466,818
Lands' End, Inc. (a)(d)	17,098	434,973
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	176,081	6,995,698
Series A (a)	604,416	16,343,409
Liberty TripAdvisor Holdings, Inc. (a)	92,302	2,341,702
Netflix, Inc. (a)	566,335	65,145,515
NutriSystem, Inc. (d)	38,425	1,075,132
Orbitz Worldwide, Inc. (a)(d)	134,938	1,547,739
Overstock.com, Inc. (a)	16,325	320,786
PetMed Express, Inc. (d)	32,292	535,401
Priceline Group, Inc. (a)	69,241	86,457,082
Shutterfly, Inc. (a)(d)	48,378	1,879,969
Travelport Worldwide Ltd.	47,899	634,662
TripAdvisor, Inc. (a)	148,203	10,359,390
U.S. Auto Parts Network, Inc. (a)	5,048	10,853
Wayfair LLC Class A (d)	16,136	601,873
zulily, Inc. Class A (a)	24,900	441,975
		479,308,281
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	494,717
Black Diamond, Inc. (a)(d)	32,583	242,743
Brunswick Corp.	120,580	5,994,032
Callaway Golf Co. (d)	101,218	895,779
Escalade, Inc.	7,022	125,624
Hasbro, Inc.	152,320	11,361,549
JAKKS Pacific, Inc. (a)(d)	19,661	187,369
Johnson Outdoors, Inc. Class A	3,505	87,870
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	81,186
Malibu Boats, Inc. Class A (a)	15,005	259,136
Marine Products Corp.	11,741	82,422
Mattel, Inc.	451,464	10,577,802
Nautilus, Inc. (a)	41,820	639,010
Polaris Industries, Inc.	80,971	10,515,704
Smith & Wesson Holding Corp. (a)	80,794	1,460,756
Sturm, Ruger & Co., Inc. (d)	24,417	1,535,585
Summer Infant, Inc. (a)	32,605	55,429
Vista Outdoor, Inc. (a)	87,436	4,088,507
		48,685,220
Media - 3.3%
A.H. Belo Corp. Class A	22,177	111,107
AMC Entertainment Holdings, Inc. Class A	19,892	576,470
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Networks, Inc. Class A (a)(d)	76,803	$ 5,559,001
Ballantyne of Omaha, Inc. (a)	17,964	86,227
Cable One, Inc. (a)	6,260	2,600,028
Cablevision Systems Corp. - NY Group Class A	288,787	7,268,769
Carmike Cinemas, Inc. (a)	37,234	888,031
CBS Corp. Class B	596,064	26,965,935
Central European Media Enterprises Ltd. Class A (a)(d)	87,763	193,079
Charter Communications, Inc. Class A (a)(d)	109,940	19,966,203
Cinedigm Corp. (a)(d)	56,149	31,724
Cinemark Holdings, Inc.	135,997	4,834,693
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	470,497
Comcast Corp. Class A	3,353,178	188,884,517
Crown Media Holdings, Inc. Class A (a)	54,807	293,217
Cumulus Media, Inc. Class A (a)(d)	143,016	204,513
Dex Media, Inc. (a)(d)	8,222	2,138
Discovery Communications, Inc.:
Class A (a)(d)	247,368	6,579,989
Class C (non-vtg.) (a)	302,473	7,670,715
DISH Network Corp. Class A (a)	281,886	16,707,383
DreamWorks Animation SKG, Inc. Class A (a)(d)	95,520	1,904,669
E.W. Scripps Co. Class A	70,318	1,231,971
Emmis Communications Corp. Class A (a)	7,973	10,046
Entercom Communications Corp. Class A (a)(d)	21,235	234,010
Entravision Communication Corp. Class A	63,982	515,055
Gannett Co., Inc.	144,580	1,895,444
Global Eagle Entertainment, Inc. (a)(d)	63,441	746,701
Gray Television, Inc. (a)	69,925	810,431
Harte-Hanks, Inc.	45,482	175,106
Hemisphere Media Group, Inc. (a)(d)	10,964	149,220
Insignia Systems, Inc. (a)	5,038	13,502
Interpublic Group of Companies, Inc.	543,898	10,268,794
John Wiley & Sons, Inc. Class A	64,847	3,343,511
Journal Media Group, Inc.	21,889	146,437
Lee Enterprises, Inc. (a)(d)	58,988	109,718
Liberty Broadband Corp.:
Class A (a)	33,151	1,805,735
Class C (a)	99,103	5,304,984
Liberty Global PLC:
Class A (a)	339,380	16,330,966
Class C (a)	785,504	35,245,564
Liberty Lilac Group:
Class A (a)	16,713	574,426
Class C (a)	38,674	1,285,911
Liberty Media Corp.:
Class A (a)	142,736	5,316,916

	Shares	Value
Class C (a)	251,145	$ 9,096,472
Lions Gate Entertainment Corp. (d)	124,484	4,567,318
Live Nation Entertainment, Inc. (a)	201,074	4,950,442
Loral Space & Communications Ltd. (a)	17,760	962,770
Martha Stewart Living Omnimedia, Inc. Class A (a)	39,255	237,493
Media General, Inc. (a)(d)	134,814	1,584,065
Meredith Corp.	48,888	2,308,491
Morningstar, Inc.	31,944	2,548,492
National CineMedia, Inc.	75,382	991,273
New Media Investment Group, Inc.	54,682	815,855
News Corp. Class A	686,011	9,350,330
Nexstar Broadcasting Group, Inc. Class A	42,990	1,998,175
Nielsen Holdings PLC	490,319	22,177,128
Omnicom Group, Inc.	336,353	22,528,924
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	100,242
ReachLocal, Inc. (a)(d)	5,194	12,725
Reading International, Inc. Class A (a)	17,900	229,657
Regal Entertainment Group Class A	109,971	2,091,648
Rentrak Corp. (a)(d)	14,912	680,584
RLJ Entertainment, Inc. (a)	17,180	7,044
Saga Communications, Inc. Class A	3,882	135,521
Salem Communications Corp. Class A	1,732	11,085
Scholastic Corp.	34,714	1,499,992
Scripps Networks Interactive, Inc. Class A	128,495	6,821,800
SFX Entertainment, Inc. (a)(d)	67,628	68,981
Sinclair Broadcast Group, Inc. Class A	88,523	2,370,646
Sirius XM Holdings, Inc. (a)	3,419,159	13,044,092
Sizmek, Inc. (a)	26,444	173,737
Spanish Broadcasting System, Inc. Class A (a)	698	3,811
Starz Series A (a)(d)	139,413	5,243,323
Tegna, Inc.	296,454	7,052,641
The Madison Square Garden Co. Class A (a)	76,074	5,358,653
The McClatchy Co. Class A (a)	60,729	76,519
The New York Times Co. Class A (d)	193,567	2,353,775
The Walt Disney Co. (d)	2,080,312	211,942,187
Time Warner Cable, Inc.	377,426	70,208,785
Time Warner, Inc.	1,100,399	78,238,369
Time, Inc.	144,432	2,999,853
Townsquare Media, Inc. (a)	1,285	14,765
Tribune Media Co. Class A (d)	135,327	5,404,960
Tribune Publishing Co.	24,064	283,715
Twenty-First Century Fox, Inc. Class A	2,356,368	64,540,920
Viacom, Inc. Class B (non-vtg.)	479,429	19,546,320
World Wrestling Entertainment, Inc. Class A (d)	44,310	888,859
		962,835,790
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,465,598
Burlington Stores, Inc. (a)	101,732	5,400,952
Dillard's, Inc. Class A (d)	32,687	3,023,874
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar General Corp.	394,086	$ 29,355,466
Dollar Tree, Inc. (a)	299,973	22,875,941
Fred's, Inc. Class A	47,418	622,124
Gordmans Stores, Inc. (a)	10,233	38,681
JC Penney Corp., Inc. (a)(d)	397,600	3,622,136
Kohl's Corp.	261,748	13,357,000
Macy's, Inc.	447,038	26,200,897
Nordstrom, Inc.	187,081	13,634,463
Sears Holdings Corp. (a)(d)	64,162	1,711,842
Target Corp.	854,042	66,367,604
The Bon-Ton Stores, Inc. (d)	19,775	78,902
Tuesday Morning Corp. (a)(d)	61,992	491,597
		190,247,077
Specialty Retail - 2.6%
Aarons, Inc. Class A	97,238	3,661,011
Abercrombie & Fitch Co. Class A (d)	93,188	1,850,714
Advance Auto Parts, Inc.	97,069	17,011,342
Aeropostale, Inc. (a)(d)	110,952	117,609
America's Car Mart, Inc. (a)(d)	10,422	373,108
American Eagle Outfitters, Inc. (d)	220,321	3,749,863
Asbury Automotive Group, Inc. (a)(d)	40,476	3,261,151
Ascena Retail Group, Inc. (a)(d)	233,731	2,821,133
AutoNation, Inc. (a)	105,216	6,296,125
AutoZone, Inc. (a)(d)	42,046	30,104,516
Barnes & Noble Education, Inc. (a)	60,796	784,268
Barnes & Noble, Inc.	82,041	1,280,660
bebe stores, Inc.	66,951	91,723
Bed Bath & Beyond, Inc. (a)	224,686	13,955,247
Best Buy Co., Inc.	393,700	14,464,538
Big 5 Sporting Goods Corp.	23,104	265,696
Books-A-Million, Inc. (a)	4,414	14,125
Boot Barn Holdings, Inc. (d)	15,310	334,370
Build-A-Bear Workshop, Inc. (a)	15,205	298,018
Cabela's, Inc. Class A (a)(d)	66,953	3,010,876
Caleres, Inc.	56,993	1,897,867
CarMax, Inc. (a)	277,955	16,955,255
Chico's FAS, Inc.	193,672	2,887,650
Christopher & Banks Corp. (a)	57,707	100,987
Citi Trends, Inc.	19,731	521,096
Conn's, Inc. (a)(d)	31,322	934,962
CST Brands, Inc.	101,651	3,529,323
Destination Maternity Corp.	22,235	252,367
Destination XL Group, Inc. (a)(d)	42,389	256,453
Dick's Sporting Goods, Inc.	126,777	6,355,331
DSW, Inc. Class A	102,377	3,039,573
Express, Inc. (a)(d)	106,219	2,166,868
Finish Line, Inc. Class A	58,534	1,543,542
Five Below, Inc. (a)(d)	73,748	2,851,835
Foot Locker, Inc.	185,015	13,097,212
Francesca's Holdings Corp. (a)(d)	57,702	648,570
GameStop Corp. Class A (d)	139,482	5,925,195

	Shares	Value
Gap, Inc.	347,917	$ 11,415,157
Genesco, Inc. (a)	32,141	1,924,924
GNC Holdings, Inc.	113,411	5,307,635
Group 1 Automotive, Inc.	30,918	2,702,233
Guess?, Inc. (d)	92,962	2,055,390
Haverty Furniture Companies, Inc. (d)	26,172	604,835
hhgregg, Inc. (a)(d)	15,184	72,883
Hibbett Sports, Inc. (a)(d)	34,547	1,364,607
Home Depot, Inc.	1,729,151	201,376,925
Kirkland's, Inc.	21,240	474,077
L Brands, Inc.	325,719	27,327,824
Lithia Motors, Inc. Class A (sub. vtg.) (d)	30,888	3,292,661
Lowe's Companies, Inc.	1,245,242	86,133,389
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	523,199
MarineMax, Inc. (a)	36,815	600,085
Mattress Firm Holding Corp. (a)(d)	21,081	1,266,757
Michaels Companies, Inc. (a)	98,683	2,586,481
Monro Muffler Brake, Inc. (d)	48,486	3,073,528
Murphy U.S.A., Inc. (a)	55,943	2,859,247
New York & Co., Inc. (a)	34,393	90,454
O'Reilly Automotive, Inc. (a)	134,212	32,220,275
Office Depot, Inc. (a)	634,896	5,034,725
Outerwall, Inc.	30,388	1,871,901
Pacific Sunwear of California, Inc. (a)(d)	60,120	42,685
Party City Holdco, Inc. (d)	32,051	542,944
Penske Automotive Group, Inc.	59,093	2,990,106
Perfumania Holdings, Inc. (a)	876	4,844
Pier 1 Imports, Inc. (d)	118,802	1,209,404
Rent-A-Center, Inc. (d)	68,968	1,854,550
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,394,650
Ross Stores, Inc.	549,601	26,721,601
Sally Beauty Holdings, Inc. (a)	197,231	5,155,618
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	76,800
Select Comfort Corp. (a)(d)	68,724	1,673,429
Shoe Carnival, Inc.	21,330	552,447
Signet Jewelers Ltd.	107,873	14,886,474
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	868,918
Sportsman's Warehouse Holdings, Inc. (a)(d)	17,732	229,097
Stage Stores, Inc.	38,699	415,627
Staples, Inc.	850,382	12,083,928
Stein Mart, Inc.	33,638	361,272
Systemax, Inc. (a)	10,113	92,231
The Buckle, Inc. (d)	40,527	1,710,239
The Cato Corp. Class A (sub. vtg.)	36,544	1,283,791
The Children's Place Retail Stores, Inc.	27,695	1,659,484
The Container Store Group, Inc. (a)(d)	22,029	372,510
The Men's Wearhouse, Inc.	59,208	3,342,292
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	1,013,544
Tiffany & Co., Inc.	153,074	12,590,337
Tile Shop Holdings, Inc. (a)(d)	33,873	403,089
Tilly's, Inc. (a)	14,113	113,045
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	910,255	$ 64,009,132
Tractor Supply Co.	183,329	15,639,797
Trans World Entertainment Corp. (a)	2,977	11,074
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82,672	13,069,616
Urban Outfitters, Inc. (a)(d)	126,843	3,914,375
Vitamin Shoppe, Inc. (a)(d)	37,155	1,330,149
West Marine, Inc. (a)	16,394	143,775
Williams-Sonoma, Inc.	111,639	8,487,913
Winmark Corp.	1,991	196,910
Zumiez, Inc. (a)(d)	31,066	724,148
		765,061,216
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(d)	100,872	19,670
Carter's, Inc.	69,396	6,822,321
Cherokee, Inc. (d)	20,319	520,979
Coach, Inc.	375,932	11,371,943
Columbia Sportswear Co.	36,718	2,253,384
Crocs, Inc. (a)(d)	99,425	1,464,530
Culp, Inc.	12,256	376,872
Deckers Outdoor Corp. (a)(d)	43,271	2,786,220
Delta Apparel, Inc. (a)	1,905	31,032
Fossil Group, Inc. (a)(d)	55,600	3,423,848
G-III Apparel Group Ltd. (a)(d)	50,236	3,482,862
Hanesbrands, Inc.	532,784	16,042,126
Iconix Brand Group, Inc. (a)(d)	61,164	849,568
Joe's Jeans, Inc. (a)	32,503	5,363
Kate Spade & Co. (a)(d)	171,315	3,248,132
Lakeland Industries, Inc. (a)	3,598	33,425
lululemon athletica, Inc. (a)(d)	141,618	9,064,968
Michael Kors Holdings Ltd. (a)	267,639	11,631,591
Movado Group, Inc.	22,005	622,962
NIKE, Inc. Class B	927,256	103,620,858
Oxford Industries, Inc.	19,698	1,657,784
Perry Ellis International, Inc. (a)	15,961	395,194
PVH Corp.	111,304	13,242,950
Quiksilver, Inc. (a)(d)	190,833	82,077
Ralph Lauren Corp.	79,432	8,832,044
Rocky Brands, Inc.	8,326	151,950
Sequential Brands Group, Inc. (a)(d)	36,648	599,928
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	54,017	7,602,353
Steven Madden Ltd. (a)	86,611	3,538,925
Superior Uniform Group, Inc.	11,974	203,319
Tumi Holdings, Inc. (a)(d)	75,723	1,493,258
Under Armour, Inc. Class A (sub. vtg.) (a)	223,343	21,335,957
Unifi, Inc. (a)	18,843	547,012
Vera Bradley, Inc. (a)(d)	29,957	324,135
VF Corp.	457,092	33,107,174

	Shares	Value
Vince Holding Corp. (a)	20,302	$ 186,372
Wolverine World Wide, Inc. (d)	136,279	3,672,719
		274,645,805
TOTAL CONSUMER DISCRETIONARY		3,937,535,635
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	2,342,515
Brown-Forman Corp. Class B (non-vtg.)	207,246	20,330,833
Castle Brands, Inc. (a)(d)	38,689	46,814
Coca-Cola Bottling Co. Consolidated	6,914	1,066,346
Coca-Cola Enterprises, Inc.	288,966	14,878,859
Constellation Brands, Inc. Class A (sub. vtg.)	225,042	28,805,376
Craft Brew Alliance, Inc. (a)(d)	6,981	57,035
Dr. Pepper Snapple Group, Inc.	261,698	20,080,088
MGP Ingredients, Inc.	14,349	228,723
Molson Coors Brewing Co. Class B	214,804	14,626,004
Monster Beverage Corp. (a)	196,458	27,201,575
National Beverage Corp. (a)	17,250	455,745
PepsiCo, Inc.	1,969,184	182,996,269
Primo Water Corp. (a)	8,907	57,896
REED'S, Inc. (a)(d)	1,830	9,699
The Coca-Cola Co.	5,229,498	205,623,861
		518,807,638
Food & Staples Retailing - 2.0%
Andersons, Inc.	36,988	1,308,635
Casey's General Stores, Inc.	50,079	5,301,363
Chefs' Warehouse Holdings (a)(d)	22,894	346,615
Costco Wholesale Corp.	587,086	82,221,394
CVS Health Corp.	1,505,456	154,158,694
Fairway Group Holdings Corp. (a)(d)	15,014	34,082
Fresh Market, Inc. (a)(d)	59,148	1,273,456
Ingles Markets, Inc. Class A (d)	19,385	963,435
Kroger Co.	1,303,236	44,961,642
Liberator Medical Holdings, Inc. (d)	55,593	141,762
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	293,351
PriceSmart, Inc.	26,710	2,270,617
Rite Aid Corp. (a)	1,202,711	9,922,366
Roundy's, Inc. (a)(d)	53,080	130,046
Smart & Final Stores, Inc.	46,551	758,781
SpartanNash Co.	50,930	1,441,319
Sprouts Farmers Market LLC (a)(d)	187,500	3,819,375
SUPERVALU, Inc. (a)	276,727	2,280,230
Sysco Corp.	795,592	31,720,253
United Natural Foods, Inc. (a)(d)	66,521	3,202,986
Village Super Market, Inc. Class A	6,879	191,167
Wal-Mart Stores, Inc.	2,112,893	136,767,564
Walgreens Boots Alliance, Inc.	1,165,874	100,906,395
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Weis Markets, Inc.	18,246	$ 741,700
Whole Foods Market, Inc.	483,264	15,831,729
		600,988,957
Food Products - 1.7%
Alico, Inc.	4,002	168,364
Archer Daniels Midland Co.	833,953	37,519,545
B&G Foods, Inc. Class A (d)	77,184	2,345,622
Boulder Brands, Inc. (a)(d)	80,603	660,945
Bunge Ltd.	190,436	13,797,088
Cal-Maine Foods, Inc. (d)	44,003	2,337,439
Calavo Growers, Inc. (d)	20,904	1,217,658
Campbell Soup Co. (d)	234,413	11,249,480
Coffee Holding Co., Inc. (a)	3,401	15,917
ConAgra Foods, Inc.	571,043	23,801,072
Darling International, Inc. (a)	230,029	2,953,572
Dean Foods Co.	129,419	2,130,237
Diamond Foods, Inc. (a)(d)	36,720	1,107,842
Farmer Brothers Co. (a)(d)	9,145	209,055
Flowers Foods, Inc.	244,489	5,674,590
Fresh Del Monte Produce, Inc.	55,694	2,204,925
Freshpet, Inc. (d)	24,280	315,397
General Mills, Inc.	793,195	45,021,748
Hormel Foods Corp.	185,083	11,308,571
Ingredion, Inc.	94,705	8,176,830
Inventure Foods, Inc. (a)	20,016	173,138
J&J Snack Foods Corp.	19,285	2,197,719
John B. Sanfilippo & Son, Inc.	10,819	559,234
Kellogg Co.	333,707	22,118,100
Keurig Green Mountain, Inc. (d)	158,636	8,978,798
Lancaster Colony Corp.	29,148	2,764,105
Landec Corp. (a)	30,155	401,062
Lifeway Foods, Inc. (a)	1,962	28,272
Limoneira Co. (d)	13,723	260,463
McCormick & Co., Inc. (non-vtg.)	167,367	13,268,856
Mead Johnson Nutrition Co. Class A	271,173	21,243,693
Mondelez International, Inc.	2,163,275	91,636,329
Omega Protein Corp. (a)	32,056	547,196
Pilgrim's Pride Corp. (d)	80,459	1,687,628
Pinnacle Foods, Inc.	140,640	6,306,298
Post Holdings, Inc. (a)(d)	80,676	5,266,529
Sanderson Farms, Inc. (d)	25,904	1,788,412
Seaboard Corp. (a)(d)	405	1,344,697
Seneca Foods Corp. Class A (a)	7,029	207,215
Snyders-Lance, Inc.	71,200	2,404,424
The Hain Celestial Group, Inc. (a)(d)	134,011	8,155,909
The Hershey Co.	197,703	17,698,373
The J.M. Smucker Co.	130,655	15,380,707
The Kraft Heinz Co.	791,615	57,518,746
Tootsie Roll Industries, Inc. (d)	37,180	1,155,554
TreeHouse Foods, Inc. (a)(d)	55,577	4,411,146

	Shares	Value
Tyson Foods, Inc. Class A	388,293	$ 16,417,028
WhiteWave Foods Co. (a)	228,440	10,540,222
		486,675,750
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	58,387	738,596
Church & Dwight Co., Inc.	189,254	16,328,835
Clorox Co.	168,280	18,707,688
Colgate-Palmolive Co.	1,133,056	71,167,247
Energizer Holdings, Inc.	88,029	3,676,091
HRG Group, Inc. (a)	170,026	2,189,935
Kimberly-Clark Corp.	486,838	51,862,852
Oil-Dri Corp. of America	2,105	49,152
Orchids Paper Products Co.	7,243	181,292
Procter & Gamble Co.	3,626,333	256,272,953
Spectrum Brands Holdings, Inc.	35,012	3,440,979
WD-40 Co.	22,073	1,848,393
		426,464,013
Personal Products - 0.2%
Avon Products, Inc. (d)	582,001	3,020,585
Coty, Inc. Class A (d)	100,723	3,052,914
Cyanotech Corp. (a)	2,300	16,077
DS Healthcare Group, Inc. (a)(d)	14,476	48,350
Edgewell Personal Care Co. (a)(d)	82,856	7,296,299
Elizabeth Arden, Inc. (a)(d)	31,918	352,056
Estee Lauder Companies, Inc. Class A	297,058	23,696,317
Herbalife Ltd. (a)(d)	90,139	5,189,302
Inter Parfums, Inc.	25,837	664,011
LifeVantage Corp. (a)	89,798	76,328
Mannatech, Inc. (a)	599	10,363
MediFast, Inc. (a)(d)	14,005	388,919
Natural Health Trends Corp. (d)	11,452	306,226
Nature's Sunshine Products, Inc.	6,985	85,496
Nu Skin Enterprises, Inc. Class A	81,268	3,712,322
Nutraceutical International Corp. (a)	7,518	182,236
Revlon, Inc. (a)	19,191	639,828
Synutra International, Inc. (a)(d)	26,200	131,000
The Female Health Co. (a)(d)	11,731	16,423
USANA Health Sciences, Inc. (a)	12,622	1,848,997
		50,734,049
Tobacco - 1.2%
22nd Century Group, Inc. (a)(d)	13,751	10,667
Alliance One International, Inc. (a)	8,945	206,451
Altria Group, Inc.	2,620,204	140,390,530
Philip Morris International, Inc.	2,071,354	165,294,049
Reynolds American, Inc. (d)	552,187	46,245,661
Universal Corp. (d)	28,408	1,397,958
Vector Group Ltd. (d)	108,517	2,585,960
		356,131,276
TOTAL CONSUMER STAPLES		2,439,801,683
Common Stocks - continued
	Shares	Value
ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc. (a)	9,858	$ 73,639
Atwood Oceanics, Inc. (d)	79,282	1,515,079
Baker Hughes, Inc.	581,931	32,588,136
Basic Energy Services, Inc. (a)(d)	48,473	252,544
Bristow Group, Inc.	47,191	1,748,898
C&J Energy Services Ltd. (a)(d)	59,040	327,082
Cameron International Corp. (a)	255,752	17,074,004
Carbo Ceramics, Inc. (d)	26,245	719,638
Core Laboratories NV (d)	56,453	6,530,483
Dawson Geophysical Co. (a)	19,081	88,345
Diamond Offshore Drilling, Inc. (d)	88,657	2,102,057
Dril-Quip, Inc. (a)(d)	54,128	3,731,584
ENGlobal Corp. (a)	5,637	5,806
Ensco PLC Class A	307,244	5,564,189
Era Group, Inc. (a)(d)	30,759	519,827
Exterran Holdings, Inc.	90,110	2,011,255
Fairmount Santrol Holidings, Inc. (a)(d)	86,660	434,167
FMC Technologies, Inc. (a)	306,296	10,652,975
Forbes Energy Services Ltd. (a)	500	455
Forum Energy Technologies, Inc. (a)(d)	82,786	1,301,396
Frank's International NV	47,687	777,775
Geospace Technologies Corp. (a)(d)	13,736	243,265
GreenHunter Energy, Inc. (a)	12,193	6,706
Gulf Island Fabrication, Inc.	17,861	225,584
Gulfmark Offshore, Inc. Class A (d)	30,820	278,305
Halliburton Co.	1,136,323	44,714,310
Helix Energy Solutions Group, Inc. (a)	125,576	872,753
Helmerich & Payne, Inc. (d)	143,064	8,442,207
Hornbeck Offshore Services, Inc. (a)(d)	41,835	826,241
Independence Contract Drilling, Inc. (d)	5,209	36,098
ION Geophysical Corp. (a)(d)	155,410	80,813
Key Energy Services, Inc. (a)(d)	163,573	116,333
Matrix Service Co. (a)	33,419	668,380
McDermott International, Inc. (a)(d)	307,242	1,560,789
Mitcham Industries, Inc. (a)(d)	23,287	100,367
Nabors Industries Ltd.	373,942	4,315,291
National Oilwell Varco, Inc.	518,148	21,933,205
Natural Gas Services Group, Inc. (a)	21,602	468,547
Newpark Resources, Inc. (a)	122,453	897,580
Noble Corp. (d)	320,782	4,176,582
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	48,102
Oceaneering International, Inc.	135,665	5,944,840
Oil States International, Inc. (a)	62,779	1,781,040
Paragon Offshore PLC (d)	94,730	85,257
Parker Drilling Co. (a)	145,338	489,789
Patterson-UTI Energy, Inc.	188,760	3,073,013
PHI, Inc. (non-vtg.) (a)	18,377	466,041
Pioneer Energy Services Corp. (a)	82,168	271,976
Profire Energy, Inc. (a)	14,213	15,492
RigNet, Inc. (a)(d)	15,376	443,290

	Shares	Value
Rowan Companies PLC	172,571	$ 3,101,101
RPC, Inc. (d)	78,821	915,900
Schlumberger Ltd.	1,694,272	131,085,825
SEACOR Holdings, Inc. (a)(d)	30,397	1,960,910
Seventy Seven Energy, Inc. (a)(d)	63,215	181,427
Superior Energy Services, Inc.	194,953	3,101,702
Synthesis Energy Systems, Inc. (a)(d)	138,081	135,692
Tesco Corp.	53,676	455,709
TETRA Technologies, Inc. (a)	113,155	870,162
Tidewater, Inc. (d)	61,246	1,098,141
Transocean Ltd. (United States) (d)	471,136	6,704,265
U.S. Silica Holdings, Inc. (d)	67,342	1,353,574
Unit Corp. (a)(d)	64,642	982,558
Vantage Drilling Co. (a)	203,586	28,176
Weatherford International Ltd. (a)(d)	1,030,163	10,456,154
Willbros Group, Inc. (a)	69,552	62,632
		353,095,458
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	245,710
Adams Resources & Energy, Inc.	2,090	95,325
Aemetis, Inc. (a)(d)	10,055	31,070
Alon U.S.A. Energy, Inc.	48,399	897,317
Amyris, Inc. (a)(d)	41,172	74,521
Anadarko Petroleum Corp.	677,726	48,511,627
Antero Resources Corp. (a)(d)	82,862	2,141,154
Apache Corp.	501,746	22,698,989
Approach Resources, Inc. (a)(d)	44,511	113,948
Arch Coal, Inc. (a)(d)	26,275	244,620
Ardmore Shipping Corp.	19,716	221,214
Barnwell Industries, Inc. (a)	2,847	6,548
Bill Barrett Corp. (a)(d)	57,665	315,428
Bonanza Creek Energy, Inc. (a)(d)	47,310	361,922
Cabot Oil & Gas Corp.	550,854	13,038,714
California Resources Corp.	396,361	1,537,881
Callon Petroleum Co. (a)(d)	103,916	952,910
Carrizo Oil & Gas, Inc. (a)	58,752	2,140,335
Ceres, Inc. (a)(d)	1,995	2,354
Cheniere Energy, Inc. (a)	293,703	18,253,641
Chesapeake Energy Corp. (d)	679,287	5,305,231
Chevron Corp.	2,508,662	203,176,535
Cimarex Energy Co.	128,520	14,202,745
Clayton Williams Energy, Inc. (a)(d)	7,754	394,524
Clean Energy Fuels Corp. (a)(d)	142,581	758,531
Cloud Peak Energy, Inc. (a)(d)	86,697	414,412
Cobalt International Energy, Inc. (a)(d)	401,284	3,214,285
Columbia Pipeline Group, Inc.	422,556	10,716,020
Comstock Resources, Inc. (d)	50,200	153,110
Concho Resources, Inc. (a)	161,709	17,490,445
ConocoPhillips Co.	1,643,360	80,771,144
CONSOL Energy, Inc. (d)	301,941	4,598,561
Contango Oil & Gas Co. (a)	29,433	274,021
Continental Resources, Inc. (a)(d)	114,814	3,685,529
CVR Energy, Inc. (d)	23,933	962,346
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Dakota Plains Holdings, Inc. (a)(d)	40,463	$ 33,584
Delek U.S. Holdings, Inc.	69,372	2,133,883
Denbury Resources, Inc. (d)	468,655	2,033,963
Devon Energy Corp.	526,060	22,441,720
DHT Holdings, Inc.	122,914	878,835
Diamondback Energy, Inc.	81,742	5,582,161
Eclipse Resources Corp. (a)(d)	76,688	295,249
Emerald Oil, Inc. (a)(d)	3,637	13,130
Energen Corp.	102,980	5,354,960
Energy XXI (Bermuda) Ltd. (d)	106,493	202,337
EOG Resources, Inc.	733,213	57,417,910
EP Energy Corp. (a)(d)	48,938	346,970
EQT Corp.	203,892	15,866,875
Escalera Resources Co. (a)	1,282	148
Evolution Petroleum Corp.	29,931	175,695
EXCO Resources, Inc. (d)	234,793	196,217
Exxon Mobil Corp.	5,577,976	419,686,914
FX Energy, Inc. (a)(d)	98,760	95,738
Gastar Exploration, Inc. (a)	74,542	122,994
Gevo, Inc. (a)(d)	21,621	52,107
Goodrich Petroleum Corp. (a)(d)	42,255	38,587
Green Plains, Inc.	43,197	918,368
Gulfport Energy Corp. (a)	152,147	5,451,427
Halcon Resources Corp. (a)(d)	641,369	737,574
Hallador Energy Co. (d)	19,418	156,121
Harvest Natural Resources, Inc. (a)(d)	51,649	76,957
Hess Corp.	330,649	19,657,083
HollyFrontier Corp.	259,811	12,174,743
Houston American Energy Corp. (a)	36,485	6,600
Isramco, Inc. (a)	123	16,113
Jones Energy, Inc. (a)(d)	48,096	285,209
Kinder Morgan, Inc.	2,309,129	74,838,871
Kosmos Energy Ltd. (a)(d)	171,095	1,197,665
Laredo Petroleum, Inc. (a)(d)	159,390	1,624,184
Lilis Energy, Inc. (a)	8,026	6,148
Lucas Energy, Inc. (a)	376	1,120
Magellan Petroleum Corp. (a)	4,486	7,716
Magnum Hunter Resources Corp. (a)(d)	251,745	201,396
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	0
Marathon Oil Corp.	892,180	15,425,792
Marathon Petroleum Corp.	724,047	34,254,664
Matador Resources Co. (a)(d)	100,803	2,309,397
Memorial Resource Development Corp. (a)	96,320	1,869,571
Midstates Petroleum Co., Inc. (a)(d)	3,216	16,305
Murphy Oil Corp.	219,468	6,803,508
Newfield Exploration Co. (a)	216,602	7,215,013
Noble Energy, Inc.	578,716	19,334,902
Northern Oil & Gas, Inc. (a)(d)	93,777	565,475
Oasis Petroleum, Inc. (a)(d)	179,782	2,006,367

	Shares	Value
Occidental Petroleum Corp.	1,027,629	$ 75,027,193
ONEOK, Inc.	277,078	9,977,579
Pacific Ethanol, Inc. (a)(d)	28,969	205,101
Panhandle Royalty Co. Class A	17,964	315,448
Par Petroleum Corp. (a)(d)	33,374	645,453
Parsley Energy, Inc. Class A (a)(d)	103,701	1,783,657
PBF Energy, Inc. Class A (d)	113,570	3,398,014
PDC Energy, Inc. (a)(d)	53,784	3,021,585
Peabody Energy Corp. (d)	350,510	946,377
Penn Virginia Corp. (a)(d)	91,817	112,935
Petroquest Energy, Inc. (a)(d)	70,948	102,165
Phillips 66 Co.	723,196	57,183,108
Pioneer Natural Resources Co.	198,656	24,446,607
QEP Resources, Inc.	208,230	2,923,549
Range Resources Corp. (d)	224,880	8,684,866
Renewable Energy Group, Inc. (a)(d)	48,243	406,206
Resolute Energy Corp. (a)(d)	59,120	29,560
Rex American Resources Corp. (a)(d)	4,837	259,360
Rex Energy Corp. (a)(d)	63,386	218,682
Rice Energy, Inc. (a)	86,637	1,685,090
Ring Energy, Inc. (a)(d)	35,672	365,638
Royale Energy, Inc. (a)(d)	36,496	34,671
RSP Permian, Inc. (a)(d)	75,590	1,809,625
Sanchez Energy Corp. (a)(d)	73,315	472,149
SandRidge Energy, Inc. (a)(d)	475,629	253,558
Saratoga Resources, Inc. (a)	16,554	248
SemGroup Corp. Class A	56,834	3,125,870
SM Energy Co. (d)	87,704	3,218,737
Solazyme, Inc. (a)(d)	72,848	193,047
Southwestern Energy Co. (a)(d)	509,806	8,279,249
Spectra Energy Corp.	908,238	26,402,479
Stone Energy Corp. (a)	67,092	380,412
Swift Energy Co. (a)(d)	41,382	24,912
Synergy Resources Corp. (a)(d)	117,867	1,265,892
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	68,340	4,514,540
Teekay Corp.	68,637	2,523,096
Tengasco, Inc. (a)	12,601	2,646
Tesoro Corp.	166,907	15,357,113
The Williams Companies, Inc.	901,036	43,429,935
TransAtlantic Petroleum Ltd. (a)	18,382	55,697
Triangle Petroleum Corp. (a)(d)	83,126	335,829
U.S. Energy Corp. (a)	13,579	8,419
Ultra Petroleum Corp. (a)(d)	197,021	1,678,619
Uranium Energy Corp. (a)(d)	101,154	125,431
Uranium Resources, Inc. (a)(d)	26,282	22,603
VAALCO Energy, Inc. (a)	68,248	121,481
Valero Energy Corp.	677,566	40,206,766
Vertex Energy, Inc. (a)(d)	17,824	45,629
W&T Offshore, Inc. (d)	37,319	133,229
Warren Resources, Inc. (a)(d)	91,512	54,907
Western Refining, Inc. (d)	93,791	4,034,889
Westmoreland Coal Co. (a)(d)	23,319	353,982
Whiting Petroleum Corp. (a)	269,027	5,200,292
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	93,240	$ 3,603,726
WPX Energy, Inc. (a)	310,511	2,269,835
ZaZa Energy Corp. (a)(d)	1,943	952
Zion Oil & Gas, Inc. (a)(d)	27,782	41,395
Zion Oil & Gas, Inc. rights 9/30/15	5,556	0
		1,559,450,966
TOTAL ENERGY		1,912,546,424
FINANCIALS - 17.9%
Banks - 6.0%
1st Source Corp.	18,759	561,644
Access National Corp.	1,270	25,946
ACNB Corp.	3,789	77,599
American National Bankshares, Inc.	2,748	64,935
Ameris Bancorp	34,183	932,170
Ames National Corp.	2,652	62,773
Arrow Financial Corp.	16,134	444,169
Associated Banc-Corp.	184,412	3,385,804
Banc of California, Inc.	29,111	360,685
BancFirst Corp.	11,696	707,257
Bancorp, Inc., Delaware (a)	42,844	314,475
BancorpSouth, Inc.	112,604	2,675,471
Bank of America Corp.	14,031,438	229,273,697
Bank of Hawaii Corp.	64,151	3,981,211
Bank of Marin Bancorp	4,167	200,016
Bank of the Ozarks, Inc. (d)	100,972	4,220,630
BankUnited, Inc.	139,847	4,984,147
Banner Corp.	30,182	1,340,383
Bar Harbor Bankshares	4,029	133,602
BB&T Corp.	1,035,641	38,235,866
BBCN Bancorp, Inc.	115,823	1,685,225
BCB Bancorp, Inc.	2,814	32,361
Berkshire Hills Bancorp, Inc.	38,633	1,080,951
Blue Hills Bancorp, Inc.	33,928	480,081
BNC Bancorp	40,969	846,420
BOK Financial Corp. (d)	49,801	3,151,407
Boston Private Financial Holdings, Inc.	110,492	1,314,855
Bridge Bancorp, Inc.	12,821	337,962
Bryn Mawr Bank Corp.	22,435	665,871
BSB Bancorp, Inc. (a)	6,958	145,561
C & F Financial Corp.	1,992	72,688
Camden National Corp.	5,346	213,893
Capital Bank Financial Corp. Series A (a)(d)	112,359	3,457,286
Capital City Bank Group, Inc.	7,146	106,761
Cardinal Financial Corp.	39,218	874,954
Cascade Bancorp (a)	23,889	129,239
Cathay General Bancorp	106,141	3,144,958

	Shares	Value
Centerstate Banks of Florida, Inc.	52,353	$ 723,518
Central Pacific Financial Corp.	36,476	756,512
Central Valley Community Bancorp	3,159	36,486
Century Bancorp, Inc. Class A (non-vtg.)	686	28,599
Chemical Financial Corp.	51,333	1,639,576
CIT Group, Inc.	228,137	9,910,271
Citigroup, Inc.	4,057,434	216,991,570
Citizens & Northern Corp.	8,777	175,364
Citizens Financial Group, Inc.	534,640	13,269,765
City Holding Co. (d)	22,173	1,055,878
City National Corp.	62,607	5,495,642
CNB Financial Corp., Pennsylvania	7,083	120,765
CoBiz, Inc.	39,972	514,839
Columbia Banking Systems, Inc.	85,736	2,598,658
Comerica, Inc.	245,900	10,819,600
Commerce Bancshares, Inc.	124,095	5,560,697
Community Bank System, Inc.	68,432	2,440,285
Community Trust Bancorp, Inc.	24,944	875,534
CommunityOne Bancorp (a)	6,555	69,024
ConnectOne Bancorp, Inc.	31,688	606,825
CU Bancorp (a)	6,814	146,978
Cullen/Frost Bankers, Inc.	71,142	4,600,042
Customers Bancorp, Inc. (a)	31,152	763,536
CVB Financial Corp.	125,947	2,046,639
Eagle Bancorp, Inc. (a)	36,531	1,531,014
East West Bancorp, Inc.	211,572	8,549,625
Eastern Virginia Bankshares, Inc.	969	6,366
Enterprise Bancorp, Inc.	803	17,578
Enterprise Financial Services Corp.	18,919	452,353
Farmers Capital Bank Corp. (a)	6,822	176,963
Farmers National Banc Corp.	14,652	121,758
FCB Financial Holdings, Inc. Class A	21,708	715,930
Fidelity Southern Corp.	14,709	283,810
Fifth Third Bancorp	1,056,706	21,049,584
Financial Institutions, Inc.	12,700	314,579
First Bancorp, North Carolina	13,154	223,881
First Bancorp, Puerto Rico (a)(d)	140,999	565,406
First Busey Corp.	75,611	483,910
First Business Finance Services, Inc.	3,936	88,284
First Citizen Bancshares, Inc.	12,718	3,016,455
First Commonwealth Financial Corp.	101,457	897,894
First Community Bancshares, Inc.	12,848	227,538
First Connecticut Bancorp, Inc.	11,897	202,249
First Financial Bancorp, Ohio	94,231	1,737,620
First Financial Bankshares, Inc. (d)	87,696	2,730,853
First Financial Corp., Indiana	11,757	386,688
First Horizon National Corp.	287,965	4,184,131
First Internet Bancorp (d)	2,571	80,575
First Interstate Bancsystem, Inc.	19,621	523,488
First Merchants Corp.	47,608	1,238,760
First Midwest Bancorp, Inc., Delaware	122,035	2,152,697
First NBC Bank Holding Co. (a)	23,508	822,780
First Niagara Financial Group, Inc. (d)	529,611	4,898,902
First of Long Island Corp.	10,890	278,022
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Republic Bank	174,242	$ 10,508,535
First Security Group, Inc. (a)	16,959	42,228
First United Corp. (a)	3,018	24,567
FirstMerit Corp.	250,282	4,495,065
Flushing Financial Corp.	47,044	938,528
FNB Corp., Pennsylvania	219,763	2,760,223
Fulton Financial Corp. (d)	224,854	2,734,225
German American Bancorp, Inc.	8,927	258,704
Glacier Bancorp, Inc.	110,270	2,868,123
Great Southern Bancorp, Inc.	9,431	379,786
Great Western Bancorp, Inc.	68,399	1,721,603
Green Bancorp, Inc.	4,704	56,260
Guaranty Bancorp	16,534	265,205
Hampton Roads Bankshares, Inc. (a)(d)	89,921	164,555
Hancock Holding Co.	109,529	3,075,574
Hanmi Financial Corp.	38,186	925,629
Heartland Financial U.S.A., Inc.	17,618	640,767
Heritage Commerce Corp.	14,712	155,653
Heritage Financial Corp., Washington	37,277	660,548
Heritage Oaks Bancorp	12,552	97,529
Hilltop Holdings, Inc. (a)	103,072	2,128,437
Home Bancshares, Inc.	95,737	3,649,494
HomeTrust Bancshares, Inc. (a)	24,994	454,641
Horizon Bancorp Industries	6,951	164,252
Huntington Bancshares, Inc.	1,008,539	11,003,160
IBERIABANK Corp.	43,294	2,636,605
Independent Bank Corp.	21,519	302,772
Independent Bank Corp., Massachusetts	37,631	1,704,308
Independent Bank Group, Inc.	7,024	297,747
International Bancshares Corp.	86,896	2,228,882
Investors Bancorp, Inc.	472,999	5,571,928
JPMorgan Chase & Co.	4,955,065	317,619,667
KeyCorp	1,119,570	15,382,892
Lakeland Bancorp, Inc.	36,182	400,173
Lakeland Financial Corp.	23,917	982,750
LegacyTexas Financial Group, Inc. (d)	56,071	1,587,931
M&T Bank Corp.	175,481	20,748,873
Macatawa Bank Corp.	22,839	118,763
MainSource Financial Group, Inc.	22,305	461,937
MB Financial, Inc. (d)	91,216	3,004,655
MBT Financial Corp. (a)	1,650	10,857
Mercantile Bank Corp.	15,647	317,634
Merchants Bancshares, Inc.	5,246	151,137
Metro Bancorp, Inc.	17,759	508,618
Midsouth Bancorp, Inc.	7,208	100,191
MidWestOne Financial Group, Inc.	9,068	264,514
Monarch Financial Holdings, Inc.	3,620	45,214
MutualFirst Financial, Inc.	20,181	473,446
National Bank Holdings Corp.	141,292	2,849,860
National Bankshares, Inc. (d)	5,803	184,361
National Penn Bancshares, Inc.	233,564	2,806,271

	Shares	Value
NBT Bancorp, Inc.	73,876	$ 1,913,388
NewBridge Bancorp	30,468	254,408
Northrim Bancorp, Inc.	2,935	79,773
OFG Bancorp (d)	53,595	463,061
Old National Bancorp, Indiana	151,814	2,095,033
Old Second Bancorp, Inc. (a)	18,605	115,909
Opus Bank	7,609	279,935
Orrstown Financial Services, Inc.	5,669	98,697
Pacific Continental Corp.	13,395	173,063
Pacific Mercantile Bancorp (a)	10,321	74,414
Pacific Premier Bancorp, Inc. (a)	17,115	321,077
PacWest Bancorp (d)	124,220	5,296,741
Park National Corp. (d)	20,366	1,715,021
Park Sterling Corp.	35,080	252,927
Peapack-Gladstone Financial Corp.	15,817	335,637
Penns Woods Bancorp, Inc.	3,854	165,298
Peoples Bancorp, Inc.	18,799	413,202
Peoples Financial Corp., Mississippi (a)	2,667	26,217
Peoples Financial Services Corp. (d)	12,111	432,968
Peoples United Financial, Inc.	460,969	7,145,020
Pinnacle Financial Partners, Inc.	43,042	2,041,052
PNC Financial Services Group, Inc.	698,994	63,692,333
Popular, Inc. (a)	136,656	4,012,220
Preferred Bank, Los Angeles	11,618	356,092
Premier Financial Bancorp, Inc.	115	1,778
PrivateBancorp, Inc.	92,031	3,483,373
Prosperity Bancshares, Inc.	82,842	4,280,446
QCR Holdings, Inc.	6,184	134,255
Regions Financial Corp.	1,757,603	16,855,413
Renasant Corp.	45,616	1,429,605
Republic Bancorp, Inc., Kentucky Class A	18,205	454,943
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	11,394
S&T Bancorp, Inc.	36,971	1,106,172
Sandy Spring Bancorp, Inc.	32,831	842,772
Seacoast Banking Corp., Florida (a)	23,091	359,296
ServisFirst Bancshares, Inc.	3,027	113,482
Shore Bancshares, Inc.	2,958	28,633
Sierra Bancorp	3,618	61,506
Signature Bank (a)	67,430	9,001,231
Simmons First National Corp. Class A	28,831	1,264,816
South State Corp. (d)	33,608	2,525,641
Southern National Bancorp of Virginia, Inc.	3,574	40,672
Southside Bancshares, Inc. (d)	31,211	812,734
Southwest Bancorp, Inc., Oklahoma	15,446	257,639
Square 1 Financial, Inc. Class A (a)	7,297	183,957
State Bank Financial Corp.	47,317	955,803
Sterling Bancorp	186,202	2,612,414
Stock Yards Bancorp, Inc.	13,476	474,894
Stonegate Bank	14,759	460,186
Suffolk Bancorp	15,697	418,482
Sun Bancorp, Inc. (a)	9,760	193,834
SunTrust Banks, Inc.	685,168	27,660,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	68,034	$ 8,509,693
Synovus Financial Corp.	198,807	6,049,697
TCF Financial Corp.	219,604	3,408,254
Texas Capital Bancshares, Inc. (a)(d)	58,898	3,172,246
The First Bancorp, Inc.	2,896	53,721
Tompkins Financial Corp.	18,872	990,591
TowneBank	64,069	1,176,307
Trico Bancshares	23,651	561,475
TriState Capital Holdings, Inc. (a)	18,465	231,366
Triumph Bancorp, Inc.	6,307	91,262
Trustmark Corp.	94,171	2,168,758
U.S. Bancorp	2,389,583	101,198,840
UMB Financial Corp. (d)	60,645	3,040,134
Umpqua Holdings Corp. (d)	368,620	6,159,640
Union Bankshares Corp.	63,353	1,495,131
United Bankshares, Inc., West Virginia (d)	94,604	3,540,082
United Community Bank, Inc.	53,258	1,042,259
Univest Corp. of Pennsylvania	24,791	479,706
Valley National Bancorp	247,734	2,343,564
Washington Trust Bancorp, Inc.	16,060	620,077
Webster Financial Corp.	155,515	5,502,121
Wells Fargo & Co.	6,264,433	334,082,212
WesBanco, Inc.	49,328	1,518,809
West Bancorp., Inc.	59,222	1,067,773
Westamerica Bancorp. (d)	45,279	2,043,894
Westbury Bancorp, Inc. (a)	4,860	84,613
Western Alliance Bancorp. (a)	115,909	3,537,543
Wilshire Bancorp, Inc.	110,533	1,180,492
Wintrust Financial Corp.	65,304	3,330,504
Yadkin Financial Corp.	26,614	554,103
Your Community Bankshares, Inc.	385	11,446
Zions Bancorporation	288,701	8,372,329
		1,755,262,257
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	70,952	13,228,291
Ameriprise Financial, Inc.	240,334	27,078,432
Arlington Asset Investment Corp. (d)	25,721	428,255
Artisan Partners Asset Management, Inc. (d)	43,398	1,773,676
Ashford, Inc. (a)	1,254	91,856
Bank of New York Mellon Corp.	1,495,796	59,532,681
BGC Partners, Inc. Class A	270,826	2,375,144
BlackRock, Inc. Class A	169,277	51,201,214
Calamos Asset Management, Inc. Class A	22,184	234,263
Charles Schwab Corp.	1,544,689	46,927,652
Cohen & Steers, Inc.	29,933	897,391
Cowen Group, Inc. Class A (a)(d)	109,203	577,684
Diamond Hill Investment Group, Inc.	4,042	787,058

	Shares	Value
E*TRADE Financial Corp. (a)	392,699	$ 10,324,057
Eaton Vance Corp. (non-vtg.) (d)	172,774	5,990,075
Evercore Partners, Inc. Class A	47,875	2,507,693
FBR & Co.	6,019	132,057
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,097,704
Financial Engines, Inc. (d)	75,157	2,439,596
Franklin Resources, Inc.	525,273	21,315,578
FXCM, Inc. Class A (d)	51,378	54,974
GAMCO Investors, Inc. Class A	6,083	355,856
Goldman Sachs Group, Inc.	532,331	100,397,627
Greenhill & Co., Inc.	34,523	1,212,103
HFF, Inc.	41,013	1,490,002
Institutional Financial Markets, Inc.	6,881	9,565
Interactive Brokers Group, Inc.	72,511	2,894,639
INTL FCStone, Inc. (a)(d)	19,656	520,098
Invesco Ltd.	576,044	19,648,861
Investment Technology Group, Inc. (d)	55,680	914,266
Janus Capital Group, Inc. (d)	187,399	2,788,497
KCG Holdings, Inc. Class A (a)	107,133	1,232,030
Ladenburg Thalmann Financial Services, Inc. (a)(d)	146,974	383,602
Lazard Ltd. Class A	180,170	8,959,854
Legg Mason, Inc.	127,616	5,657,217
LPL Financial (d)	96,918	3,898,042
Manning & Napier, Inc. Class A	21,800	208,626
Moelis & Co. Class A	17,990	490,767
Morgan Stanley	2,040,311	70,288,714
Northern Trust Corp.	294,624	20,576,540
NorthStar Asset Management Group, Inc.	259,014	4,351,435
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	270,263
Piper Jaffray Companies (a)(d)	20,940	876,548
Pzena Investment Management, Inc.	4,972	50,267
Raymond James Financial, Inc.	181,475	9,616,360
RCS Capital Corp. Class A (a)(d)	51,974	106,027
Safeguard Scientifics, Inc. (a)(d)	26,745	468,038
SEI Investments Co.	174,862	8,844,520
Silvercrest Asset Management Group Class A	6,008	70,714
State Street Corp.	548,301	39,433,808
Stifel Financial Corp. (a)	88,484	4,123,354
T. Rowe Price Group, Inc.	350,946	25,225,998
TD Ameritrade Holding Corp.	362,083	12,115,297
U.S. Global Investments, Inc. Class A	7,637	15,656
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	751,609
Virtus Investment Partners, Inc.	8,765	1,008,501
Waddell & Reed Financial, Inc. Class A (d)	111,918	4,372,636
Walter Investment Management Corp. (a)(d)	49,597	815,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Westwood Holdings Group, Inc.	9,364	$ 519,796
WisdomTree Investments, Inc. (d)	146,939	2,755,106
		609,713,545
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	577,937	12,633,703
American Express Co.	1,168,035	89,611,645
Asta Funding, Inc. (a)	4,468	39,631
Atlanticus Holdings Corp. (a)	35,598	140,256
Capital One Financial Corp.	732,189	56,927,695
Cash America International, Inc. (d)	36,022	994,207
Consumer Portfolio Services, Inc. (a)	11,930	68,359
Credit Acceptance Corp. (a)(d)	13,731	2,798,515
Discover Financial Services	584,924	31,427,967
Encore Capital Group, Inc. (a)(d)	29,815	1,211,383
Enova International, Inc. (a)	32,960	428,480
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	407,185
First Cash Financial Services, Inc. (a)	42,812	1,766,851
First Marblehead Corp. (a)(d)	5,188	20,129
Green Dot Corp. Class A (a)	54,122	957,418
Imperial Holdings, Inc. (a)(d)	20,885	116,329
Imperial Holdings, Inc. warrants 4/11/19	1,880	407
J.G. Wentworth Co. (a)(d)	8,584	46,268
Navient Corp.	519,922	6,649,802
Nelnet, Inc. Class A	26,589	1,001,076
Nicholas Financial, Inc. (a)	5,705	70,628
PRA Group, Inc. (a)(d)	66,508	3,544,211
Regional Management Corp. (a)	12,187	201,086
Santander Consumer U.S.A. Holdings, Inc. (a)	144,316	3,241,337
SLM Corp. (a)	610,909	5,180,508
Springleaf Holdings, Inc. (a)	61,722	2,762,677
Synchrony Financial (d)	185,796	6,121,978
World Acceptance Corp. (a)(d)	15,268	573,771
		228,943,502
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,433,677	326,210,065
CBOE Holdings, Inc.	109,590	6,932,663
CME Group, Inc.	426,044	40,235,595
Gain Capital Holdings, Inc.	23,374	193,069
IntercontinentalExchange Group, Inc.	148,606	33,943,096
Leucadia National Corp.	431,178	9,253,080
MarketAxess Holdings, Inc.	48,799	4,412,406
Marlin Business Services Corp.	13,319	182,737
McGraw Hill Financial, Inc.	368,279	35,719,380
Moody's Corp.	237,456	24,294,123
MSCI, Inc. Class A	147,156	8,905,881
NewStar Financial, Inc. (a)	27,065	308,270
On Deck Capital, Inc. (d)	15,948	147,200
PHH Corp. (a)	72,291	1,171,114
PICO Holdings, Inc. (a)	29,880	386,946

	Shares	Value
Resource America, Inc. Class A	9,127	$ 69,274
The NASDAQ OMX Group, Inc.	155,180	7,943,664
Voya Financial, Inc.	287,295	12,376,669
		512,685,232
Insurance - 3.1%
ACE Ltd. (d)	433,292	44,265,111
AFLAC, Inc.	573,983	33,635,404
Alleghany Corp. (a)	23,047	10,827,250
Allied World Assur Co. Holdings AG	118,191	4,720,549
Allstate Corp.	545,182	31,773,207
AMBAC Financial Group, Inc. (a)	65,156	1,058,785
American Equity Investment Life Holding Co. (d)	107,667	2,612,001
American Financial Group, Inc.	90,622	6,258,355
American International Group, Inc.	1,768,510	106,711,893
American National Insurance Co.	13,392	1,329,692
Amerisafe, Inc.	28,834	1,347,701
AmTrust Financial Services, Inc. (d)	40,202	2,337,746
Aon PLC	372,637	34,819,201
Arch Capital Group Ltd. (a)	172,652	11,788,679
Argo Group International Holdings, Ltd.	36,048	2,017,967
Arthur J. Gallagher & Co.	215,214	9,409,156
Aspen Insurance Holdings Ltd.	82,529	3,788,906
Assurant, Inc.	95,115	7,071,800
Assured Guaranty Ltd.	208,257	5,260,572
Axis Capital Holdings Ltd.	130,874	7,328,944
Baldwin & Lyons, Inc. Class B	6,073	139,193
Brown & Brown, Inc.	150,525	4,825,832
Cincinnati Financial Corp.	214,592	11,229,599
Citizens, Inc. Class A (a)(d)	44,045	277,043
CNA Financial Corp.	78,416	2,821,408
CNO Financial Group, Inc.	273,436	4,891,770
Crawford & Co. Class B	22,758	145,196
Donegal Group, Inc. Class A	8,008	114,434
eHealth, Inc. (a)	26,343	393,564
EMC Insurance Group	8,724	199,605
Employers Holdings, Inc.	40,969	903,366
Endurance Specialty Holdings Ltd.	82,043	5,230,241
Enstar Group Ltd. (a)	15,223	2,224,233
Erie Indemnity Co. Class A	38,007	3,115,434
Everest Re Group Ltd.	57,174	10,051,761
FBL Financial Group, Inc. Class A	14,669	836,720
Federated National Holding Co.	19,431	425,733
Fidelity & Guaranty Life	19,773	487,602
First Acceptance Corp. (a)	4,055	11,841
First American Financial Corp.	139,081	5,404,688
FNF Group	368,445	13,415,082
FNFV Group (a)(d)	119,032	1,722,393
Genworth Financial, Inc. Class A (a)	663,907	3,439,038
Global Indemnity PLC (a)	13,709	367,950
Greenlight Capital Re, Ltd. (a)	35,373	902,012
Hallmark Financial Services, Inc. (a)	10,337	118,772
Hanover Insurance Group, Inc.	63,275	4,992,398
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	552,197	$ 25,373,452
HCC Insurance Holdings, Inc.	125,605	9,705,498
HCI Group, Inc.	9,511	378,062
Health Insurance Innovations, Inc. (a)(d)	4,900	25,382
Heritage Insurance Holdings, Inc. (a)	3,220	56,575
Horace Mann Educators Corp.	55,232	1,834,807
Independence Holding Co.	16,014	197,132
Infinity Property & Casualty Corp.	13,372	1,033,388
Investors Title Co.	1,086	77,649
James River Group Holdings Ltd.	11,476	316,738
Kansas City Life Insurance Co.	2,863	132,442
Kemper Corp.	64,855	2,297,164
Lincoln National Corp.	338,144	17,174,334
Loews Corp.	421,069	15,347,965
Maiden Holdings Ltd.	73,970	1,059,990
Markel Corp. (a)(d)	18,562	15,290,448
Marsh & McLennan Companies, Inc.	717,448	38,548,481
MBIA, Inc. (a)(d)	228,577	1,604,611
Mercury General Corp.	50,517	2,569,295
MetLife, Inc.	1,489,107	74,604,261
National General Holdings Corp.	96,033	1,760,285
National Interstate Corp.	15,961	442,120
National Western Life Insurance Co. Class A	3,282	746,392
Navigators Group, Inc. (a)	15,156	1,152,614
Old Republic International Corp.	306,111	4,809,004
OneBeacon Insurance Group Ltd.	32,052	463,151
PartnerRe Ltd.	64,815	8,971,044
Patriot National, Inc.	7,857	127,755
Phoenix Companies, Inc. (a)	7,382	119,958
Primerica, Inc. (d)	65,762	2,794,227
Principal Financial Group, Inc.	364,342	18,344,620
ProAssurance Corp.	69,301	3,342,387
Progressive Corp.	693,539	20,778,428
Prudential Financial, Inc.	605,780	48,886,446
Reinsurance Group of America, Inc.	91,293	8,296,708
RenaissanceRe Holdings Ltd.	65,324	6,659,782
RLI Corp.	47,515	2,476,007
Safety Insurance Group, Inc.	14,899	783,389
Selective Insurance Group, Inc.	74,920	2,271,574
StanCorp Financial Group, Inc.	60,296	6,856,258
State Auto Financial Corp.	21,317	466,842
State National Companies, Inc.	40,781	387,420
Stewart Information Services Corp.	27,370	1,060,314
Symetra Financial Corp.	126,176	3,970,759
The Chubb Corp.	306,466	37,024,157
The Travelers Companies, Inc.	421,596	41,969,882
Third Point Reinsurance Ltd. (a)	78,596	1,099,558
Torchmark Corp.	173,559	10,146,259
United Fire Group, Inc.	24,829	824,323
United Insurance Holdings Corp. (d)	21,251	279,238

	Shares	Value
Universal Insurance Holdings, Inc. (d)	38,239	$ 941,827
Unum Group	327,044	10,969,056
Validus Holdings Ltd.	125,147	5,541,509
W.R. Berkley Corp.	139,886	7,593,012
White Mountains Insurance Group Ltd.	8,265	5,945,097
Willis Group Holdings PLC	232,604	10,022,906
XL Group PLC Class A	405,616	15,125,421
		908,127,230
Real Estate Investment Trusts - 3.8%
Acadia Realty Trust (SBI)	120,965	3,574,516
AG Mortgage Investment Trust, Inc. (d)	28,740	475,072
Agree Realty Corp.	17,794	506,239
Alexanders, Inc.	4,583	1,663,629
Alexandria Real Estate Equities, Inc.	95,330	8,197,427
Altisource Residential Corp. Class B	74,457	1,136,958
American Assets Trust, Inc.	51,834	1,996,646
American Campus Communities, Inc.	153,155	5,245,559
American Capital Agency Corp.	475,099	9,088,644
American Capital Mortgage Investment Corp.	77,847	1,188,724
American Homes 4 Rent Class A	204,251	3,263,931
American Residential Properties, Inc. (d)	37,789	640,524
American Tower Corp.	562,038	51,814,283
Annaly Capital Management, Inc. (d)	1,225,490	12,328,429
Anworth Mortgage Asset Corp.	251,516	1,265,125
Apartment Investment & Management Co. Class A	199,061	7,172,168
Apollo Commercial Real Estate Finance, Inc.	62,598	1,024,729
Apollo Residential Mortgage, Inc.	39,031	544,873
Arbor Realty Trust, Inc.	48,156	307,717
Ares Commercial Real Estate Corp.	39,618	496,017
Armada Hoffler Properties, Inc.	22,245	222,005
Armour Residential REIT, Inc.	61,211	1,308,079
Ashford Hospitality Prime, Inc.	37,189	514,324
Ashford Hospitality Trust, Inc.	100,347	776,686
AvalonBay Communities, Inc.	173,605	28,655,241
BioMed Realty Trust, Inc. (d)	269,080	4,977,980
Blackstone Mortgage Trust, Inc.	119,369	3,305,328
Bluerock Residental Growth (REIT), Inc.	11,697	131,357
Boston Properties, Inc.	202,664	22,978,044
Brandywine Realty Trust (SBI)	245,200	2,971,824
Brixmor Property Group, Inc.	216,783	4,946,988
BRT Realty Trust (a)	189,164	1,327,931
Camden Property Trust (SBI) (d)	112,265	8,086,448
Campus Crest Communities, Inc. (d)	86,404	446,709
Capstead Mortgage Corp. (d)	129,311	1,347,421
Care Capital Properties, Inc. (d)	108,761	3,457,512
CareTrust (REIT), Inc.	70,605	791,482
CatchMark Timber Trust, Inc.	35,261	355,078
CBL & Associates Properties, Inc.	216,304	3,218,604
Cedar Shopping Centers, Inc.	134,023	838,984
Chambers Street Properties	312,279	2,114,129
Chatham Lodging Trust	57,137	1,311,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cherry Hill Mortgage Investment Corp.	2,726	$ 44,052
Chesapeake Lodging Trust	72,347	2,091,552
Chimera Investment Corp.	263,589	3,692,882
CIM Commercial Trust Corp.	4,057	61,261
City Office (REIT), Inc.	19,500	218,400
Colony Financial, Inc. (d)	142,506	3,093,805
Columbia Property Trust, Inc.	174,483	3,730,447
Communications Sales & Leasing, Inc. (d)	157,969	3,175,177
Condor Hospitality Trust, Inc. (a)	703	956
CorEnergy Infrastructure Trust, Inc.	69,098	354,473
Coresite Realty Corp.	33,471	1,629,703
Corporate Office Properties Trust (SBI)	143,522	3,018,268
Corrections Corp. of America	154,168	4,529,456
Cousins Properties, Inc.	284,086	2,605,069
Crown Castle International Corp.	447,890	37,349,547
CubeSmart	223,547	5,653,504
CyrusOne, Inc.	85,958	2,721,430
CYS Investments, Inc. (d)	197,203	1,540,155
DCT Industrial Trust, Inc. (d)	102,100	3,278,431
DDR Corp. (d)	389,458	5,954,813
DiamondRock Hospitality Co. (d)	260,672	3,065,503
Digital Realty Trust, Inc. (d)	183,791	11,637,646
Douglas Emmett, Inc.	203,089	5,611,349
Duke Realty LP	473,306	8,547,906
DuPont Fabros Technology, Inc.	100,616	2,689,466
Dynex Capital, Inc. (d)	68,104	456,297
Easterly Government Properties, Inc.	21,223	332,777
EastGroup Properties, Inc. (d)	46,143	2,491,722
Education Realty Trust, Inc.	59,856	1,750,788
Ellington Residential Mortgage REIT	7,146	92,898
Empire State Realty Trust, Inc.	146,821	2,379,968
EPR Properties	75,645	3,849,574
Equinix, Inc.	75,000	20,232,750
Equity Commonwealth (a)	171,056	4,394,429
Equity Lifestyle Properties, Inc.	120,671	6,728,615
Equity One, Inc.	158,194	3,719,141
Equity Residential (SBI)	481,537	34,309,511
Essex Property Trust, Inc. (d)	86,351	18,532,652
Extra Space Storage, Inc.	163,851	12,039,771
Federal Realty Investment Trust (SBI)	90,487	11,680,062
FelCor Lodging Trust, Inc.	200,216	1,615,743
First Industrial Realty Trust, Inc.	150,659	2,921,278
First Potomac Realty Trust	85,240	895,872
Five Oaks Investment Corp.	4,880	30,793
Franklin Street Properties Corp.	139,951	1,456,890
Gaming & Leisure Properties	121,458	3,757,911
General Growth Properties, Inc.	833,252	21,147,936
Getty Realty Corp.	36,809	580,110
Gladstone Commercial Corp.	19,665	283,176
Gladstone Land Corp.	8,000	73,040
Government Properties Income Trust (d)	79,105	1,253,023

	Shares	Value
Gramercy Property Trust, Inc.	71,955	$ 1,590,925
Great Ajax Corp. (d)	3,455	44,259
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,730	717,247
Hatteras Financial Corp.	121,103	1,965,502
HCP, Inc. (d)	609,968	22,605,414
Health Care REIT, Inc. (d)	465,114	29,464,972
Healthcare Realty Trust, Inc.	119,232	2,730,413
Healthcare Trust of America, Inc.	207,814	4,989,614
Hersha Hospitality Trust (d)	71,283	1,742,157
Highwoods Properties, Inc. (SBI) (d)	117,102	4,442,850
Home Properties, Inc.	74,137	5,501,707
Hospitality Properties Trust (SBI)	205,814	5,293,536
Host Hotels & Resorts, Inc.	1,003,018	17,783,509
Hudson Pacific Properties, Inc.	93,277	2,648,134
Independence Realty Trust, Inc. (d)	29,371	217,639
InfraReit, Inc.	27,887	785,856
Inland Real Estate Corp.	134,174	1,128,403
Invesco Mortgage Capital, Inc. (d)	162,908	2,215,549
Investors Real Estate Trust	148,410	992,863
Iron Mountain, Inc. (d)	249,818	7,079,842
iStar Financial, Inc. (a)(d)	102,599	1,279,410
JAVELIN Mortgage Investment Corp.	12,977	84,221
Kilroy Realty Corp.	122,555	7,948,917
Kimco Realty Corp.	537,687	12,393,685
Kite Realty Group Trust (d)	145,444	3,419,388
Ladder Capital Corp. Class A	28,656	446,460
Lamar Advertising Co. Class A	105,766	5,641,558
LaSalle Hotel Properties (SBI)	151,248	4,758,262
Lexington Corporate Properties Trust	259,496	2,094,133
Liberty Property Trust (SBI) (d)	189,993	5,840,385
LTC Properties, Inc.	62,032	2,530,285
Mack-Cali Realty Corp.	122,465	2,293,769
Medical Properties Trust, Inc.	310,948	3,628,763
MFA Financial, Inc.	486,658	3,460,138
Mid-America Apartment Communities, Inc.	102,000	8,016,180
Monmouth Real Estate Investment Corp. Class A (d)	72,144	686,811
Monogram Residential Trust, Inc. (d)	209,687	1,941,702
National Health Investors, Inc.	42,355	2,333,761
National Retail Properties, Inc. (d)	191,189	6,643,818
National Storage Affiliates Trust	21,263	275,143
New Residential Investment Corp.	299,514	4,241,118
New Senior Investment Group, Inc.	149,321	1,700,766
New York (REIT), Inc.	231,906	2,221,659
New York Mortgage Trust, Inc. (d)	125,316	819,567
Newcastle Investment Corp.	86,128	422,027
NexPoint Residential Trust, Inc.	24,806	306,354
NorthStar Realty Finance Corp.	353,036	4,960,156
Omega Healthcare Investors, Inc. (d)	234,896	7,934,787
One Liberty Properties, Inc. (d)	14,003	305,685
Orchid Island Capital, Inc. (d)	20,507	186,409
Outfront Media, Inc.	181,917	4,116,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Owens Realty Mortgage, Inc. (d)	54,252	$ 745,965
Paramount Group, Inc. (d)	187,485	3,082,253
Parkway Properties, Inc.	135,012	2,138,590
Pebblebrook Hotel Trust (d)	95,282	3,626,433
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,689,971
PennyMac Mortgage Investment Trust	97,201	1,464,819
Physicians Realty Trust	119,526	1,733,127
Piedmont Office Realty Trust, Inc. Class A	209,992	3,561,464
Plum Creek Timber Co., Inc. (d)	237,621	9,146,032
Post Properties, Inc.	73,877	4,089,831
Potlatch Corp.	53,054	1,751,843
Power (REIT) (a)	718	3,304
Preferred Apartment Communities, Inc. Class A	14,615	149,219
Prologis, Inc.	691,583	26,280,154
PS Business Parks, Inc.	31,822	2,321,733
Public Storage	192,866	38,818,140
QTS Realty Trust, Inc. Class A	39,765	1,598,155
RAIT Financial Trust	116,629	605,305
Ramco-Gershenson Properties Trust (SBI)	128,503	1,991,797
Rayonier, Inc.	162,390	3,734,970
Realty Income Corp.	303,861	13,579,548
Redwood Trust, Inc.	103,397	1,508,562
Regency Centers Corp.	133,864	7,939,474
Resource Capital Corp.	162,377	526,101
Retail Opportunity Investments Corp.	124,994	1,991,154
Retail Properties America, Inc.	311,497	4,251,934
Rexford Industrial Realty, Inc.	67,185	868,030
RLJ Lodging Trust (d)	176,982	4,874,084
Rouse Properties, Inc. (d)	48,259	749,945
Ryman Hospitality Properties, Inc.	67,021	3,433,486
Sabra Health Care REIT, Inc.	99,253	2,379,094
Saul Centers, Inc.	18,038	889,995
Select Income REIT	51,776	960,445
Senior Housing Properties Trust (SBI)	314,246	4,933,662
Silver Bay Realty Trust Corp.	47,769	748,063
Simon Property Group, Inc.	412,338	73,940,450
SL Green Realty Corp.	127,253	13,171,958
SoTHERLY Hotels, Inc.	2,721	17,687
Sovran Self Storage, Inc.	53,074	4,762,330
Spirit Realty Capital, Inc.	563,256	5,407,258
Stag Industrial, Inc.	92,815	1,583,424
Starwood Property Trust, Inc.	303,635	6,461,353
Starwood Waypoint Residential	44,074	1,061,743
Store Capital Corp. (d)	86,438	1,742,590
Strategic Hotel & Resorts, Inc. (a)(d)	381,656	5,148,539
Summit Hotel Properties, Inc.	103,133	1,251,003
Sun Communities, Inc.	74,559	4,861,992
Sunstone Hotel Investors, Inc.	263,737	3,647,483
Tanger Factory Outlet Centers, Inc.	125,594	3,973,794

	Shares	Value
Taubman Centers, Inc.	81,539	$ 5,625,376
Terreno Realty Corp.	58,086	1,181,469
The GEO Group, Inc.	101,971	3,062,189
The Macerich Co.	187,597	14,291,139
Trade Street Residential, Inc.	10,637	70,098
Two Harbors Investment Corp.	497,543	4,706,757
UDR, Inc.	326,669	10,551,409
UMH Properties, Inc.	13,625	127,394
United Development Funding IV (d)	104,924	1,834,072
Universal Health Realty Income Trust (SBI)	15,817	727,582
Urban Edge Properties	114,433	2,392,794
Urstadt Biddle Properties, Inc. Class A	35,437	635,385
Ventas, Inc.	435,044	23,936,121
VEREIT, Inc.	1,212,345	9,868,488
Vornado Realty Trust	231,740	20,205,411
Washington REIT (SBI)	91,707	2,255,992
Weingarten Realty Investors (SBI)	140,335	4,440,199
Western Asset Mortgage Capital Corp. (d)	46,434	593,427
Weyerhaeuser Co. (d)	690,126	19,282,120
Whitestone REIT Class B	26,734	305,302
WP Carey, Inc. (d)	142,219	8,173,326
WP Glimcher, Inc.	269,386	3,262,264
Xenia Hotels & Resorts, Inc. (d)	143,696	2,658,376
ZAIS Financial Corp.	6,000	88,560
		1,121,662,662
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	59,705	2,019,820
Altisource Portfolio Solutions SA (a)(d)	18,423	495,763
AV Homes, Inc. (a)	12,051	170,401
CBRE Group, Inc. (a)	366,433	11,733,185
Consolidated-Tomoka Land Co. (d)	6,987	383,796
Forest City Enterprises, Inc. Class A (a)	253,220	5,451,827
Forestar Group, Inc. (a)(d)	38,487	497,637
FRP Holdings, Inc. (a)	3,842	119,525
Howard Hughes Corp. (a)	49,445	6,209,798
Jones Lang LaSalle, Inc.	57,479	8,556,899
Kennedy-Wilson Holdings, Inc.	122,760	2,941,330
Marcus & Millichap, Inc. (a)	16,032	680,719
Maui Land & Pineapple, Inc. (a)	31,310	167,509
RE/MAX Holdings, Inc.	14,545	533,511
Realogy Holdings Corp. (a)	193,208	7,786,282
Tejon Ranch Co. (a)(d)	18,740	442,826
The St. Joe Co. (a)(d)	125,387	2,188,003
Transcontinental Realty Investors, Inc. (a)	20,697	267,198
		50,646,029
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	111,784	1,807,547
Bank Mutual Corp.	56,001	404,887
BankFinancial Corp.	19,300	237,390
BBX Capital Corp. (a)	18,261	295,828
Bear State Financial, Inc. (d)	6,591	57,012
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beneficial Bancorp, Inc. (a)	41,273	$ 513,436
BofI Holding, Inc. (a)(d)	16,588	1,921,554
Brookline Bancorp, Inc., Delaware	86,924	917,048
Cape Bancorp, Inc.	2,611	28,982
Capitol Federal Financial, Inc.	194,739	2,346,605
Charter Financial Corp.	1,496	18,775
Chicopee Bancorp, Inc.	1,816	29,601
Clifton Bancorp, Inc.	29,093	401,192
Dime Community Bancshares, Inc.	51,879	883,499
ESSA Bancorp, Inc.	4,298	55,573
Essent Group Ltd. (a)	84,139	2,254,084
EverBank Financial Corp.	121,901	2,411,202
Farmer Mac Class C (non-vtg.)	15,100	357,417
First Defiance Financial Corp.	7,220	272,122
First Financial Northwest, Inc.	2,197	26,891
Flagstar Bancorp, Inc. (a)	37,206	756,398
Fox Chase Bancorp, Inc.	14,307	246,939
HF Financial Corp.	2,735	43,705
Hingham Institution for Savings	1,505	176,055
HomeStreet, Inc. (a)(d)	25,316	563,534
Hudson City Bancorp, Inc.	659,676	6,134,987
Impac Mortgage Holdings, Inc. (a)(d)	10,028	176,994
Kearny Financial Corp.	22,253	252,572
Lendingtree, Inc. (a)(d)	16,968	1,797,760
Meridian Bancorp, Inc.	32,680	416,343
Meta Financial Group, Inc.	7,949	345,146
MGIC Investment Corp. (a)(d)	443,619	4,684,617
Nationstar Mortgage Holdings, Inc. (a)(d)	49,983	835,716
New York Community Bancorp, Inc. (d)	576,088	10,173,714
NMI Holdings, Inc. (a)	34,703	288,729
Northfield Bancorp, Inc. (d)	77,835	1,165,190
Northwest Bancshares, Inc. (d)	124,501	1,598,593
OceanFirst Financial Corp.	5,851	107,775
Ocwen Financial Corp. (a)(d)	142,608	1,061,004
Oritani Financial Corp.	49,423	745,299
PennyMac Financial Services, Inc. (a)	26,801	460,173
Poage Bankshares, Inc.	2,365	36,492
Provident Financial Holdings, Inc.	3,066	50,252
Provident Financial Services, Inc.	77,910	1,475,615
Radian Group, Inc.	276,882	4,978,338
Riverview Bancorp, Inc.	6,875	30,731
Security National Financial Corp. Class A	10,661	77,399
SI Financial Group, Inc.	3,746	42,480
Southern Missouri Bancorp, Inc.	1,632	35,088
Stonegate Mortgage Corp. (a)	14,418	103,954
Territorial Bancorp, Inc.	13,244	343,814
TFS Financial Corp.	159,329	2,735,679
Timberland Bancorp, Inc.	5,034	52,354
Trustco Bank Corp., New York	128,165	758,737
United Community Financial Corp.	43,226	215,698

	Shares	Value
United Financial Bancorp, Inc. New	66,667	$ 836,671
Walker & Dunlop, Inc. (a)(d)	36,696	892,814
Washington Federal, Inc.	128,254	2,910,083
Waterstone Financial, Inc.	38,293	493,214
Westfield Financial, Inc.	28,907	216,803
WSFS Financial Corp.	35,781	985,051
		64,543,155
TOTAL FINANCIALS		5,251,583,612
HEALTH CARE - 14.8%
Biotechnology - 3.5%
Abeona Therapeutics, Inc. (a)(d)	14,781	69,027
ACADIA Pharmaceuticals, Inc. (a)(d)	104,654	3,833,476
Acceleron Pharma, Inc. (a)	12,418	359,874
Achillion Pharmaceuticals, Inc. (a)(d)	148,629	1,098,368
Acorda Therapeutics, Inc. (a)(d)	62,128	1,986,232
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	81,178
Adamas Pharmaceuticals, Inc. (a)	6,738	135,164
Aduro Biotech, Inc. (d)	16,502	319,479
Advaxis, Inc. (a)(d)	33,087	489,688
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	585,504
Agenus, Inc. (a)	96,074	683,086
Agios Pharmaceuticals, Inc. (a)(d)	13,839	1,195,690
Akebia Therapeutics, Inc. (a)(d)	32,346	225,128
Alder Biopharmaceuticals, Inc. (a)(d)	33,491	1,297,776
Alexion Pharmaceuticals, Inc. (a)	300,313	51,710,895
Alkermes PLC (a)(d)	200,966	11,969,535
Alnylam Pharmaceuticals, Inc. (a)	97,633	10,047,412
AMAG Pharmaceuticals, Inc. (a)(d)	40,189	2,513,420
Amgen, Inc.	1,016,458	154,277,995
Amicus Therapeutics, Inc. (a)(d)	148,164	2,130,598
Anacor Pharmaceuticals, Inc. (a)	57,571	7,507,834
Anthera Pharmaceuticals, Inc. (a)	58,148	397,151
Applied Genetic Technologies Corp. (a)	5,553	91,236
Aquinox Pharmaceuticals, Inc. (a)	5,430	92,907
Ardelyx, Inc. (a)	4,936	93,685
Arena Pharmaceuticals, Inc. (a)(d)	308,170	835,141
Argos Therapeutics, Inc. (a)(d)	5,077	31,528
ARIAD Pharmaceuticals, Inc. (a)(d)	248,972	2,350,296
ArQule, Inc. (a)	65,290	110,993
Array BioPharma, Inc. (a)(d)	168,502	994,162
Arrowhead Research Corp. (a)(d)	82,473	489,065
Atara Biotherapeutics, Inc. (d)	21,317	863,978
Athersys, Inc. (a)(d)	92,903	104,980
aTyr Pharma, Inc. (a)(d)	6,529	94,540
Avalanche Biotechnologies, Inc. (a)	12,370	129,390
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	59,184
Baxalta, Inc.	727,074	25,556,651
Bellicum Pharmaceuticals, Inc. (d)	12,564	214,342
BIND Therapeutics, Inc. (a)(d)	9,573	44,897
Biocept, Inc. (a)(d)	21,277	42,767
BioCryst Pharmaceuticals, Inc. (a)	89,890	1,046,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	314,342	$ 93,453,877
BioMarin Pharmaceutical, Inc. (a)	214,004	27,657,877
Biospecifics Technologies Corp. (a)	4,347	215,872
Biota Pharmaceuticals, Inc. (a)	46,093	100,944
BioTime, Inc. (a)(d)	47,203	142,553
bluebird bio, Inc. (a)(d)	46,874	6,237,523
Blueprint Medicines Corp.	16,623	454,805
BrainStorm Cell Therpeutic, Inc. (a)(d)	15,396	46,804
Calithera Biosciences, Inc. (d)	11,343	66,130
Cancer Genetics, Inc. (a)	9,725	93,457
Cara Therapeutics, Inc. (a)	22,235	421,576
CASI Pharmaceuticals, Inc. (a)	289	402
Catalyst Biosciences, Inc. (a)(d)	2,710	31,978
Catalyst Pharmaceutical Partners, Inc. (a)(d)	93,518	339,470
Cel-Sci Corp. (a)(d)	81,306	45,328
Celgene Corp. (a)	1,059,638	125,122,055
Celladon Corp. (a)(d)	15,979	17,896
Celldex Therapeutics, Inc. (a)(d)	127,146	1,886,847
Cellular Biomedicine Group, Inc. (a)	8,068	187,258
Celsion Corp. (a)(d)	10,682	22,219
Cepheid, Inc. (a)(d)	100,753	4,910,701
Cerulean Pharma, Inc. (a)	28,222	113,735
ChemoCentryx, Inc. (a)(d)	22,820	150,156
Chimerix, Inc. (a)(d)	63,824	3,123,547
Cleveland Biolabs, Inc. (a)(d)	1,776	7,211
Clovis Oncology, Inc. (a)	43,431	3,381,538
Coherus BioSciences, Inc. (d)	13,933	384,551
Conatus Pharmaceuticals, Inc. (a)(d)	19,091	75,028
Concert Pharmaceuticals, Inc. (a)	25,754	401,247
CorMedix, Inc. (a)(d)	48,587	133,128
CTI BioPharma Corp. (a)(d)	191,537	302,628
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	381,401
Cyclacel Pharmaceuticals, Inc. (a)	11,529	6,456
Cytokinetics, Inc. (a)(d)	40,859	282,744
Cytori Therapeutics, Inc. (a)(d)	161,644	58,531
CytRx Corp. (a)(d)	55,459	136,429
DARA BioSciences, Inc. (a)	1,702	1,515
Dicerna Pharmaceuticals, Inc. (a)	22,350	245,180
Discovery Laboratories, Inc. (a)(d)	132,829	55,788
Dyax Corp. (a)	194,091	4,467,975
Dynavax Technologies Corp. (a)	44,849	1,271,918
Eagle Pharmaceuticals, Inc. (a)(d)	11,967	940,008
Eleven Biotherapeutics, Inc. (a)(d)	6,105	21,551
Emergent BioSolutions, Inc. (a)(d)	38,141	1,269,714
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	658,371
Enzon Pharmaceuticals, Inc.	43,430	42,996
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	87,517
Epizyme, Inc. (a)(d)	32,918	658,360
Esperion Therapeutics, Inc. (a)(d)	17,696	848,523

	Shares	Value
Exact Sciences Corp. (a)(d)	127,083	$ 2,809,805
Exelixis, Inc. (a)(d)	272,227	1,619,751
Fate Therapeutics, Inc. (a)	23,219	151,620
Fibrocell Science, Inc. (a)	38,880	219,283
FibroGen, Inc.	12,857	314,997
Five Prime Therapeutics, Inc. (a)(d)	27,013	515,138
Flexion Therapeutics, Inc. (a)	12,508	301,568
Fortress Biotech, Inc. (a)(d)	43,908	120,747
Foundation Medicine, Inc. (a)(d)	24,382	573,952
Galectin Therapeutics, Inc. (a)(d)	13,518	29,875
Galena Biopharma, Inc. (a)(d)	255,403	403,537
Galmed Pharmaceuticals Ltd. (a)	3,203	28,731
Genocea Biosciences, Inc. (a)(d)	32,032	372,532
Genomic Health, Inc. (a)	18,393	506,175
GenVec, Inc. (a)	8,140	20,594
Geron Corp. (a)(d)	196,151	594,338
Gilead Sciences, Inc.	1,962,561	206,206,284
GlycoMimetics, Inc. (a)	10,456	73,297
GTx, Inc. (a)(d)	19,627	18,018
Halozyme Therapeutics, Inc. (a)(d)	133,861	2,337,213
Harvard Apparatus (a)	3,080	4,312
Heat Biologics, Inc. (a)(d)	3,136	15,241
Hemispherx Biopharma, Inc. (a)	130,774	23,147
Heron Therapeutics, Inc. (a)	38,570	1,483,402
iBio, Inc. (a)(d)	40,361	29,867
Idera Pharmaceuticals, Inc. (a)(d)	110,523	333,779
Ignyta, Inc. (a)	41,954	573,931
Immune Design Corp. (a)(d)	12,017	191,551
ImmunoCellular Therapeutics Ltd. (a)	41,923	18,442
ImmunoGen, Inc. (a)(d)	137,379	1,849,121
Immunomedics, Inc. (a)(d)	99,673	215,294
Incyte Corp. (a)	218,181	25,350,450
Infinity Pharmaceuticals, Inc. (a)(d)	64,535	569,199
Inotek Pharmaceuticals Corp.	20,127	248,166
Inovio Pharmaceuticals, Inc. (a)(d)	96,684	724,163
Insmed, Inc. (a)	76,656	1,873,473
Insys Therapeutics, Inc. (a)(d)	29,958	971,238
Intercept Pharmaceuticals, Inc. (a)(d)	17,902	3,397,084
Intrexon Corp. (a)(d)	56,952	2,534,364
Invitae Corp. (d)	18,362	187,476
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	1,650,759
Isis Pharmaceuticals, Inc. (a)(d)	159,381	7,997,739
IsoRay, Inc. (a)(d)	57,047	81,577
Juno Therapeutics, Inc. (d)	31,181	1,132,182
Karyopharm Therapeutics, Inc. (a)(d)	26,763	370,935
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	806,675
Kindred Biosciences, Inc. (a)(d)	10,713	63,421
Kite Pharma, Inc. (a)(d)	15,901	845,456
KYTHERA Biopharmaceuticals, Inc. (a)(d)	26,335	1,967,751
La Jolla Pharmaceutical Co. (a)(d)	15,002	533,771
Lexicon Pharmaceuticals, Inc. (a)(d)	68,906	822,738
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	2,116,183
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lion Biotechnologies, Inc. (a)	61,965	$ 440,571
Loxo Oncology, Inc.	9,155	184,016
Lpath, Inc. (a)(d)	7,871	1,810
Macrogenics, Inc. (a)(d)	37,964	1,000,351
MannKind Corp. (a)(d)	336,759	1,276,317
Mast Therapeutics, Inc. (a)	146,638	71,119
Medgenics, Inc. (a)(d)	27,208	215,215
MediciNova, Inc. (a)(d)	31,401	92,633
Medivation, Inc. (a)	103,446	9,109,455
MEI Pharma, Inc. (a)(d)	26,819	48,811
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,318,400
MiMedx Group, Inc. (a)(d)	128,060	1,243,463
Momenta Pharmaceuticals, Inc. (a)(d)	80,881	1,577,988
Myriad Genetics, Inc. (a)(d)	91,480	3,435,989
Nanosphere, Inc. (a)(d)	1,812	4,784
NanoViricides, Inc. (a)(d)	32,620	38,818
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	279,272
Neothetics, Inc. (d)	10,095	119,020
Neuralstem, Inc. (a)(d)	106,528	155,531
Neurocrine Biosciences, Inc. (a)	105,801	4,907,050
NewLink Genetics Corp. (a)(d)	24,740	1,111,073
Northwest Biotherapeutics, Inc. (a)(d)	60,544	466,189
Novavax, Inc. (a)(d)	353,087	3,802,747
Ocata Therapeutics, Inc. (a)(d)	57,519	243,305
Ohr Pharmaceutical, Inc. (a)(d)	32,314	92,095
OncoGenex Pharmaceuticals, Inc. (a)	10,565	30,744
OncoMed Pharmaceuticals, Inc. (a)(d)	11,507	225,422
Onconova Therapeutics, Inc. (a)(d)	6,241	9,486
Oncothyreon, Inc. (a)(d)	120,855	410,907
Opexa Therapeutics, Inc. (a)	5,726	2,405
Ophthotech Corp. (a)(d)	12,066	531,266
Opko Health, Inc. (a)(d)	409,551	4,431,342
Oragenics, Inc. (a)(d)	9,973	22,539
Orexigen Therapeutics, Inc. (a)(d)	166,751	461,900
Organovo Holdings, Inc. (a)(d)	125,927	343,781
Osiris Therapeutics, Inc. (a)(d)	18,170	327,060
Otonomy, Inc. (d)	21,606	489,808
OvaScience, Inc. (a)(d)	23,544	457,695
OXiGENE, Inc. (a)	561	668
Palatin Technologies, Inc. (a)(d)	9,275	7,872
PDL BioPharma, Inc. (d)	190,006	1,073,534
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	280,012
Pfenex, Inc. (a)	21,045	459,833
PharmAthene, Inc. (a)(d)	51,372	74,489
Portola Pharmaceuticals, Inc. (a)(d)	88,717	4,183,894
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	625,352
Proteon Therapeutics, Inc. (d)	5,515	78,148
Prothena Corp. PLC (a)(d)	41,719	2,400,094
PTC Therapeutics, Inc. (a)(d)	30,458	1,163,191
Puma Biotechnology, Inc. (a)	27,928	2,567,142
Radius Health, Inc. (a)(d)	43,904	2,671,997

	Shares	Value
Raptor Pharmaceutical Corp. (a)	110,330	$ 1,338,303
Recro Pharma, Inc. (a)(d)	5,300	71,126
Regeneron Pharmaceuticals, Inc. (a)	100,736	51,727,936
Regulus Therapeutics, Inc. (a)(d)	29,427	245,127
Repligen Corp. (a)(d)	42,236	1,439,403
Retrophin, Inc. (a)	41,038	1,125,262
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	144,967
Rigel Pharmaceuticals, Inc. (a)	109,711	329,133
Sage Therapeutics, Inc. (a)(d)	14,376	776,448
Sangamo Biosciences, Inc. (a)(d)	84,275	637,119
Sarepta Therapeutics, Inc. (a)(d)	48,980	1,748,586
Seattle Genetics, Inc. (a)(d)	135,989	5,476,277
Sorrento Therapeutics, Inc. (a)(d)	38,584	489,245
Spark Therapeutics, Inc. (d)	10,035	437,626
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	511,372
StemCells, Inc. (a)(d)	41,468	17,002
Stemline Therapeutics, Inc. (a)(d)	20,998	193,392
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	38,845
Synergy Pharmaceuticals, Inc. (a)(d)	128,763	901,341
Synta Pharmaceuticals Corp. (a)(d)	141,508	283,016
Synthetic Biologics, Inc. (a)(d)	84,770	211,925
T2 Biosystems, Inc. (d)	5,534	65,744
Tenax Therapeutics, Inc. (a)(d)	1,373	4,503
TESARO, Inc. (a)(d)	35,244	1,814,361
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	12,240
TG Therapeutics, Inc. (a)(d)	56,494	693,746
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	279,733
Tobira Therapeutics, Inc. (a)(d)	1,768	21,304
Tokai Pharmaceuticals, Inc. (d)	5,465	64,542
TRACON Pharmaceuticals, Inc. (d)	4,111	43,124
Trevena, Inc. (a)	18,054	108,324
Trovagene, Inc. (a)(d)	33,847	201,390
Ultragenyx Pharmaceutical, Inc. (a)(d)	45,865	5,119,451
United Therapeutics Corp. (a)(d)	61,304	9,233,608
Vanda Pharmaceuticals, Inc. (a)(d)	64,409	759,382
Verastem, Inc. (a)(d)	47,048	286,522
Vericel Corp. (a)	3,923	12,514
Versartis, Inc. (a)	25,643	332,590
Vertex Pharmaceuticals, Inc. (a)	326,637	41,652,750
Vical, Inc. (a)	65,666	38,756
Vitae Pharmaceuticals, Inc. (d)	16,202	125,728
Vital Therapies, Inc. (a)(d)	7,644	28,589
Xbiotech, Inc. (d)	6,256	119,990
Xencor, Inc. (a)	39,671	665,283
XOMA Corp. (a)(d)	99,609	82,765
Zafgen, Inc. (a)(d)	17,716	646,988
ZIOPHARM Oncology, Inc. (a)(d)	168,209	1,465,100
		1,029,913,313
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	29,889	1,405,381
Abbott Laboratories	1,985,109	89,905,587
Abiomed, Inc. (a)(d)	49,661	4,762,490
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Accuray, Inc. (a)(d)	93,204	$ 642,176
Alere, Inc. (a)	106,836	5,552,267
Align Technology, Inc. (a)	96,830	5,480,578
Alliqua Biomedical, Inc. (a)	4,397	19,787
Alphatec Holdings, Inc. (a)	36,801	21,161
Analogic Corp.	15,585	1,255,839
Angiodynamics, Inc. (a)(d)	38,160	563,242
Anika Therapeutics, Inc. (a)(d)	16,592	587,523
Antares Pharma, Inc. (a)(d)	159,300	286,740
Atossa Genetics, Inc. (a)	789	623
Atricure, Inc. (a)(d)	34,596	846,218
Atrion Corp.	1,969	762,003
Avinger, Inc. (d)	5,723	82,640
AxoGen, Inc. (a)	17,932	84,101
Baxter International, Inc.	722,265	27,771,089
Becton, Dickinson & Co.	276,774	39,030,669
BioLase Technology, Inc. (a)(d)	31,172	46,758
Boston Scientific Corp. (a)	1,776,597	29,740,234
C.R. Bard, Inc.	98,896	19,165,056
Cantel Medical Corp.	48,934	2,428,594
Cardica, Inc. (a)	23,778	8,085
Cardiovascular Systems, Inc. (a)	37,106	893,512
Cerus Corp. (a)(d)	120,620	598,275
Cesca Therapeutics, Inc. (a)	15,844	11,249
Cogentix Medical, Inc. (a)	1,160	1,833
CONMED Corp.	37,823	2,006,888
Cryolife, Inc.	28,209	275,884
Cutera, Inc. (a)	15,449	226,019
Cyberonics, Inc. (a)(d)	38,945	2,544,666
Cynosure, Inc. Class A (a)(d)	29,827	943,726
CytoSorbents Corp. (a)(d)	24,969	172,286
Delcath Systems, Inc. (a)	7,494	3,335
DENTSPLY International, Inc.	185,229	9,707,852
Derma Sciences, Inc. (a)(d)	27,081	157,882
DexCom, Inc. (a)	98,369	9,260,458
Echo Therapeutics, Inc. (a)	2,009	2,933
Edwards Lifesciences Corp. (a)	143,066	20,155,138
Endologix, Inc. (a)(d)	92,123	1,195,757
Entellus Medical, Inc. (d)	6,359	141,551
EnteroMedics, Inc. (a)(d)	53,456	14,968
ERBA Diagnostics, Inc. (a)	3,094	5,693
Exactech, Inc. (a)	10,055	197,179
Fonar Corp. (a)	7,275	69,404
Genmark Diagnostics, Inc. (a)(d)	47,156	487,593
Globus Medical, Inc. (a)	98,982	2,417,140
Greatbatch, Inc. (a)	40,499	2,301,153
Haemonetics Corp. (a)	65,465	2,363,941
Halyard Health, Inc. (a)(d)	61,968	1,948,274
Hansen Medical, Inc. (a)(d)	48,696	27,172
HeartWare International, Inc. (a)(d)	22,502	1,926,171
Hill-Rom Holdings, Inc.	96,355	5,091,398

	Shares	Value
Hologic, Inc. (a)	344,492	$ 13,369,735
ICU Medical, Inc. (a)	18,498	2,099,893
IDEXX Laboratories, Inc. (a)(d)	124,432	8,893,155
Inogen, Inc. (a)(d)	13,765	678,477
Insulet Corp. (a)	77,713	2,308,853
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,087,904
Intuitive Surgical, Inc. (a)	49,338	25,209,251
Invacare Corp.	43,063	757,478
InVivo Therapeutics Holdings Corp. (a)(d)	33,290	324,578
K2M Group Holdings, Inc. (a)	37,003	785,574
Kewaunee Scientific Corp.	1,376	23,076
LDR Holding Corp. (a)(d)	31,269	1,166,959
LeMaitre Vascular, Inc.	10,572	139,762
Masimo Corp. (a)	62,689	2,547,054
Medtronic PLC	1,896,013	137,062,780
MELA Sciences, Inc. (a)(d)	4,012	4,734
Meridian Bioscience, Inc.	58,579	1,120,616
Merit Medical Systems, Inc. (a)(d)	59,719	1,358,607
Misonix, Inc. (a)	3,683	41,949
Natus Medical, Inc. (a)(d)	43,776	1,780,808
Neogen Corp. (a)	51,466	2,657,704
Nevro Corp. (d)	20,043	902,536
NuVasive, Inc. (a)	62,137	3,275,863
NxStage Medical, Inc. (a)	80,302	1,394,846
OraSure Technologies, Inc. (a)	68,939	372,271
Orthofix International NV (a)	27,349	1,025,041
Perseon Corp. (a)	4,637	1,878
PhotoMedex, Inc. (a)(d)	6,551	5,143
Quidel Corp. (a)(d)	35,813	737,390
ResMed, Inc. (d)	185,726	9,646,608
Retractable Technologies, Inc. (a)(d)	5,248	20,415
Rockwell Medical Technologies, Inc. (a)(d)	62,388	746,784
RTI Biologics, Inc. (a)	61,233	390,667
Seaspine Holdings Corp. (a)(d)	11,601	163,922
Second Sight Medical Products, Inc. (d)	6,501	61,825
Sientra, Inc.	4,295	102,178
Sirona Dental Systems, Inc. (a)	76,420	7,288,940
St. Jude Medical, Inc.	371,648	26,316,395
Staar Surgical Co. (a)(d)	34,338	274,361
Stereotaxis, Inc. (a)	3,270	4,905
Steris Corp. (d)	98,802	6,328,268
Stryker Corp.	400,698	39,528,858
SurModics, Inc. (a)	19,525	444,194
Symmetry Surgical, Inc. (a)	7,341	65,849
Synergetics U.S.A., Inc. (a)	19,727	83,840
Tandem Diabetes Care, Inc. (a)(d)	25,765	295,782
TearLab Corp. (a)	17,390	47,301
Teleflex, Inc.	59,850	7,828,380
The Cooper Companies, Inc.	66,858	10,859,076
The Spectranetics Corp. (a)(d)	57,749	973,071
Thoratec Corp. (a)	75,606	4,749,569
Tornier NV (a)(d)	49,189	1,093,963
TransEnterix, Inc. (a)(d)	65,065	171,772
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
TriVascular Technologies, Inc. (a)(d)	5,628	$ 29,885
Unilife Corp. (a)(d)	142,037	173,285
Utah Medical Products, Inc.	13,511	721,352
Varian Medical Systems, Inc. (a)(d)	134,041	10,890,831
Vascular Solutions, Inc. (a)	17,548	606,459
Veracyte, Inc. (a)(d)	15,721	148,249
Vermillion, Inc. (a)(d)	5,249	10,708
West Pharmaceutical Services, Inc.	94,110	5,256,044
Wright Medical Group, Inc. (a)(d)	70,704	1,631,141
Zeltiq Aesthetics, Inc. (a)	38,665	1,247,720
Zimmer Biomet Holdings, Inc.	229,441	23,760,910
		669,695,593
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (d)	5,843	137,953
Acadia Healthcare Co., Inc. (a)(d)	72,103	5,265,682
Aceto Corp. (d)	37,033	829,910
Addus HomeCare Corp. (a)	8,816	253,372
Adeptus Health, Inc. Class A (a)	11,789	1,174,656
Aetna, Inc.	466,477	53,420,946
Air Methods Corp. (a)(d)	49,537	1,855,161
Alliance Healthcare Services, Inc. (a)	17,141	245,459
Almost Family, Inc. (a)(d)	9,932	439,988
Amedisys, Inc. (a)(d)	46,941	1,813,800
AmerisourceBergen Corp.	276,656	27,676,666
AMN Healthcare Services, Inc. (a)	76,320	2,564,352
AmSurg Corp. (a)(d)	66,177	5,189,600
Anthem, Inc.	353,192	49,817,732
BioScrip, Inc. (a)(d)	97,179	236,145
BioTelemetry, Inc. (a)	34,161	488,161
Brookdale Senior Living, Inc. (a)(d)	242,983	6,662,594
Caladrius Biosciences, Inc. (a)(d)	95,298	146,759
Capital Senior Living Corp. (a)	37,012	771,330
Cardinal Health, Inc.	440,877	36,270,951
Centene Corp. (a)	156,309	9,647,391
Chemed Corp. (d)	24,465	3,335,803
Cigna Corp.	343,796	48,403,039
Civitas Solutions, Inc.	15,425	374,211
Community Health Systems, Inc. (a)	158,550	8,514,135
Corvel Corp. (a)	17,696	531,411
Cross Country Healthcare, Inc. (a)(d)	40,427	561,531
DaVita HealthCare Partners, Inc. (a)	228,760	17,303,406
Diplomat Pharmacy, Inc. (d)	44,224	1,746,406
Envision Healthcare Holdings, Inc. (a)	247,947	10,158,389
ExamWorks Group, Inc. (a)(d)	46,646	1,670,860
Express Scripts Holding Co. (a)	899,849	75,227,376
Five Star Quality Care, Inc. (a)	46,768	158,076
Genesis HealthCare, Inc. Class A (a)	27,157	197,160
Hanger, Inc. (a)(d)	45,074	808,177
HCA Holdings, Inc. (a)	387,370	33,553,989
Health Net, Inc. (a)	102,148	6,543,601
HealthEquity, Inc. (a)(d)	44,175	1,295,211

	Shares	Value
HealthSouth Corp.	120,397	$ 5,140,952
Healthways, Inc. (a)	52,424	640,097
Henry Schein, Inc. (a)	116,933	15,997,604
Hooper Holmes, Inc. (a)	6,267	877
Humana, Inc.	200,358	36,623,439
IPC The Hospitalist Co., Inc. (a)	23,118	1,835,569
Kindred Healthcare, Inc.	116,492	2,339,159
Laboratory Corp. of America Holdings (a)	134,295	15,821,294
Landauer, Inc. (d)	14,935	573,653
LHC Group, Inc. (a)	17,602	762,167
LifePoint Hospitals, Inc. (a)	57,527	4,494,585
Magellan Health Services, Inc. (a)	36,747	2,057,832
McKesson Corp.	308,762	61,005,196
MEDNAX, Inc. (a)	129,284	10,413,826
Molina Healthcare, Inc. (a)(d)	52,126	3,888,078
National Healthcare Corp.	15,977	964,372
National Research Corp. Class A	3,663	46,703
Owens & Minor, Inc.	80,650	2,741,294
Patterson Companies, Inc.	121,189	5,554,092
PDI, Inc. (a)(d)	1,365	2,826
PharMerica Corp. (a)	42,657	1,395,737
Premier, Inc. (a)	38,595	1,375,912
Providence Service Corp. (a)	16,922	758,613
Quest Diagnostics, Inc.	190,151	12,892,238
RadNet, Inc. (a)	43,227	265,414
Select Medical Holdings Corp.	129,424	1,669,570
Sharps Compliance Corp. (a)	5,184	37,221
Surgical Care Affiliates, Inc. (a)	41,301	1,509,552
Team Health Holdings, Inc. (a)	94,233	5,535,246
Tenet Healthcare Corp. (a)	129,428	6,371,740
The Ensign Group, Inc.	31,437	1,475,967
Triple-S Management Corp. (a)(d)	31,318	658,931
Trupanion, Inc. (a)(d)	5,857	40,999
U.S. Physical Therapy, Inc.	15,784	725,275
UnitedHealth Group, Inc.	1,269,457	146,876,175
Universal American Spin Corp. (a)	69,827	499,263
Universal Health Services, Inc. Class B	122,722	16,830,095
VCA, Inc. (a)	109,673	6,073,691
Wellcare Health Plans, Inc. (a)	58,391	5,294,312
		796,480,955
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	222,296	3,061,016
athenahealth, Inc. (a)(d)	50,597	6,727,883
Authentidate Holding Corp. (a)	816	269
Castlight Health, Inc. Class B (a)(d)	20,545	108,683
Cerner Corp. (a)	408,464	25,226,737
CollabRx, Inc. (a)	87	47
Computer Programs & Systems, Inc. (d)	21,937	1,009,541
Connecture, Inc.	7,971	56,913
HealthStream, Inc. (a)	34,016	845,298
HMS Holdings Corp. (a)(d)	114,613	1,197,706
iCAD, Inc. (a)	14,864	59,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Imprivata, Inc. (a)	18,248	$ 382,113
IMS Health Holdings, Inc. (a)	193,824	5,789,523
Inovalon Holdings, Inc. Class A	32,654	714,796
MedAssets, Inc. (a)	79,151	1,671,669
Medidata Solutions, Inc. (a)(d)	73,311	3,520,394
Merge Healthcare, Inc. (a)	87,452	620,035
Omnicell, Inc. (a)	45,461	1,544,765
Quality Systems, Inc.	52,869	718,490
Veeva Systems, Inc. Class A (a)(d)	59,846	1,550,011
Vocera Communications, Inc. (a)	24,209	284,214
		55,089,113
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	35,982	705,967
Affymetrix, Inc. (a)(d)	90,900	848,097
Agilent Technologies, Inc.	435,967	15,829,962
Albany Molecular Research, Inc. (a)(d)	31,313	624,381
BG Medicine, Inc. (a)	783	564
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,239,394
Bio-Techne Corp.	47,875	4,523,230
Bruker Corp. (a)	149,896	2,755,088
Cambrex Corp. (a)	40,515	1,937,022
Charles River Laboratories International, Inc. (a)	61,660	4,247,757
Enzo Biochem, Inc. (a)	40,983	119,670
Fluidigm Corp. (a)(d)	38,600	470,534
Harvard Bioscience, Inc. (a)	18,919	82,676
Illumina, Inc. (a)	191,773	37,896,263
INC Research Holdings, Inc. Class A	38,131	1,563,752
Luminex Corp. (a)(d)	47,008	856,486
Mettler-Toledo International, Inc. (a)	36,042	10,688,255
Nanostring Technologies, Inc. (a)(d)	9,816	149,301
NeoGenomics, Inc. (a)	53,713	326,575
Pacific Biosciences of California, Inc. (a)(d)	73,041	363,744
PAREXEL International Corp. (a)(d)	73,562	4,834,495
PerkinElmer, Inc.	154,269	7,509,815
PRA Health Sciences, Inc. (d)	27,639	1,040,056
pSivida Corp. (a)	25,265	94,744
Quintiles Transnational Holdings, Inc. (a)	129,536	9,651,727
Sequenom, Inc. (a)(d)	174,667	375,534
Thermo Fisher Scientific, Inc.	531,584	66,644,686
VWR Corp. (d)	72,003	1,890,079
Waters Corp. (a)	109,860	13,334,807
		193,604,661
Pharmaceuticals - 5.4%
AbbVie, Inc.	2,296,204	143,306,092
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	104,659
Achaogen, Inc. (a)(d)	5,847	40,344
Acura Pharmaceuticals, Inc. (a)	577	1,760
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	269,671
Agile Therapeutics, Inc. (a)(d)	10,141	89,545

	Shares	Value
Akorn, Inc. (a)(d)	104,192	$ 4,145,800
Alexza Pharmaceuticals, Inc. (a)	13,886	16,385
Alimera Sciences, Inc. (a)	22,049	73,644
Allergan PLC (a)	524,355	159,267,588
Amphastar Pharmaceuticals, Inc. (a)	9,174	118,069
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	173,701
ANI Pharmaceuticals, Inc. (a)(d)	10,919	532,520
Apricus Biosciences, Inc. (a)(d)	57,256	97,908
Aratana Therapeutics, Inc. (a)	38,612	681,888
Assembly Biosciences, Inc. (a)	16,884	231,480
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	183,310
Biodel, Inc. (a)(d)	8,109	5,368
Biodelivery Sciences International, Inc. (a)(d)	50,079	338,033
Bristol-Myers Squibb Co.	2,228,121	132,506,356
Carbylan Therapeutics, Inc. (d)	7,125	38,689
Catalent, Inc. (a)	126,939	4,035,391
Cempra, Inc. (a)(d)	49,335	1,697,124
Collegium Pharmaceutical, Inc.	4,918	74,360
ContraVir Pharmaceuticals, Inc. (a)	21,838	81,893
Corcept Therapeutics, Inc. (a)(d)	104,137	520,685
Corium International, Inc. (a)	8,034	80,420
Cumberland Pharmaceuticals, Inc. (a)	7,158	43,091
CymaBay Therapeutics, Inc. (a)	11,918	31,583
DepoMed, Inc. (a)(d)	77,131	2,077,138
Dermira, Inc.	20,574	528,752
Dipexium Pharmaceuticals, Inc. (a)	2,325	35,456
Durect Corp. (a)	121,504	250,298
Egalet Corp. (a)(d)	12,340	138,331
Eli Lilly & Co.	1,306,772	107,612,674
Endo Health Solutions, Inc. (a)	272,795	21,005,215
Endocyte, Inc. (a)(d)	47,373	249,656
Flex Pharma, Inc. (d)	10,224	122,995
Heska Corp. (a)	4,776	161,190
Horizon Pharma PLC (a)(d)	187,585	5,481,234
Hospira, Inc. (a)	228,467	20,555,176
IGI Laboratories, Inc. (a)(d)	31,510	246,723
Impax Laboratories, Inc. (a)	87,076	3,566,633
Intersect ENT, Inc. (a)	23,374	595,102
Intra-Cellular Therapies, Inc. (a)(d)	36,875	987,881
Jazz Pharmaceuticals PLC (a)(d)	80,909	13,659,057
Johnson & Johnson	3,705,742	348,265,633
Juniper Pharmaceuticals, Inc. (a)	5,322	56,413
KemPharm, Inc.	5,081	99,638
Lannett Co., Inc. (a)(d)	33,171	1,590,549
Lipocine, Inc. (a)	20,645	303,894
Mallinckrodt PLC (a)	156,302	13,479,484
Marinus Pharmaceuticals, Inc.	9,220	123,825
Merck & Co., Inc.	3,778,141	203,452,893
Mylan N.V. (d)	548,029	27,176,758
Nektar Therapeutics (a)(d)	178,486	1,972,270
Ocera Therapeutics, Inc. (a)(d)	10,720	40,629
Ocular Therapeutix, Inc. (a)(d)	12,307	216,849
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Omeros Corp. (a)(d)	47,654	$ 671,445
Pacira Pharmaceuticals, Inc. (a)(d)	48,714	2,803,491
Pain Therapeutics, Inc. (a)	34,536	63,546
Paratek Pharmaceuticals, Inc. (a)(d)	7,190	186,796
Pernix Therapeutics Holdings, Inc. (a)(d)	41,085	198,030
Perrigo Co. PLC	195,937	35,850,593
Pfizer, Inc.	8,213,755	264,647,186
Phibro Animal Health Corp. Class A	37,189	1,312,772
Pozen, Inc. (a)(d)	31,017	270,778
Prestige Brands Holdings, Inc. (a)(d)	69,877	3,250,678
Relypsa, Inc. (a)(d)	32,638	749,368
Repros Therapeutics, Inc. (a)(d)	24,715	183,632
Revance Therapeutics, Inc. (a)(d)	15,387	465,611
Rock Creek Pharmaceuticals, Inc. (a)(d)	7,052	6,981
Sagent Pharmaceuticals, Inc. (a)(d)	32,265	644,655
SciClone Pharmaceuticals, Inc. (a)(d)	64,805	509,367
SCYNEXIS, Inc. (a)	16,272	125,457
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	1,068,383
Supernus Pharmaceuticals, Inc. (a)(d)	36,061	654,507
Tetraphase Pharmaceuticals, Inc. (a)	45,007	1,953,754
The Medicines Company (a)(d)	85,688	3,513,208
TherapeuticsMD, Inc. (a)(d)	153,406	940,379
Theravance Biopharma, Inc. (a)(d)	35,043	510,226
Theravance, Inc. (d)	113,621	1,580,468
VIVUS, Inc. (a)(d)	157,068	177,487
XenoPort, Inc. (a)(d)	89,350	603,113
Zoetis, Inc. Class A	664,623	29,821,634
Zogenix, Inc. (a)(d)	27,884	535,930
ZS Pharma, Inc. (a)	19,191	981,812
		1,577,120,990
TOTAL HEALTH CARE		4,321,904,625
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,264,041
Aerojet Rocketdyne Holdings, Inc. (a)(d)	117,365	2,414,198
AeroVironment, Inc. (a)(d)	28,081	675,348
American Science & Engineering, Inc.	13,204	519,049
API Technologies Corp. (a)	22,349	52,297
Astronics Corp. (a)	24,304	1,255,545
Astrotech Corp. (a)(d)	8,707	17,501
BE Aerospace, Inc.	141,132	6,880,185
Breeze Industrial Products Corp. (a)	1,281	17,870
CPI Aerostructures, Inc. (a)(d)	3,805	37,860
Cubic Corp.	29,193	1,229,609
Curtiss-Wright Corp. (d)	69,241	4,549,826
DigitalGlobe, Inc. (a)	93,900	2,165,334

	Shares	Value
Ducommun, Inc. (a)	15,643	$ 369,488
Engility Holdings, Inc.	28,046	779,679
Erickson Air-Crane, Inc. (a)	6,239	21,150
Esterline Technologies Corp. (a)(d)	40,020	3,270,034
General Dynamics Corp.	418,118	59,385,300
HEICO Corp.	38,297	1,949,317
HEICO Corp. Class A	50,828	2,219,659
Hexcel Corp.	126,406	6,100,354
Honeywell International, Inc.	1,042,011	103,440,432
Huntington Ingalls Industries, Inc.	64,562	7,268,390
Innovative Solutions & Support, Inc. (a)	21,878	61,915
KEYW Holding Corp. (a)(d)	42,284	355,186
KLX, Inc. (a)(d)	69,477	2,716,551
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	208,475
L-3 Communications Holdings, Inc.	113,356	11,955,657
LMI Aerospace, Inc. (a)	6,877	82,524
Lockheed Martin Corp.	354,733	71,365,185
Micronet Enertec Technologies, Inc. (a)	3,018	7,213
Moog, Inc. Class A (a)	52,323	3,301,581
National Presto Industries, Inc. (d)	5,589	458,577
Northrop Grumman Corp.	257,918	42,231,493
Orbital ATK, Inc.	79,009	5,981,771
Precision Castparts Corp.	184,479	42,476,290
Raytheon Co.	406,582	41,699,050
Rockwell Collins, Inc.	174,696	14,298,868
SIFCO Industries, Inc.	891	11,262
Sparton Corp. (a)	13,384	311,044
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	8,920,535
Taser International, Inc. (a)(d)	67,735	1,584,999
Teledyne Technologies, Inc. (a)(d)	51,475	5,039,917
Textron, Inc.	381,618	14,806,778
The Boeing Co.	855,071	111,740,678
TransDigm Group, Inc. (a)(d)	66,284	15,234,052
Triumph Group, Inc.	65,091	3,214,844
United Technologies Corp.	1,105,614	101,285,299
Vectrus, Inc. (a)	13,322	331,052
		705,563,262
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	985,347
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,500,049
C.H. Robinson Worldwide, Inc.	198,842	13,407,916
Echo Global Logistics, Inc. (a)(d)	30,964	720,223
Expeditors International of Washington, Inc.	251,376	12,309,883
FedEx Corp.	352,650	53,112,617
Forward Air Corp.	38,499	1,733,225
Hub Group, Inc. Class A (a)(d)	45,548	1,716,704
Park-Ohio Holdings Corp.	11,143	401,817
Radiant Logistics, Inc. (a)	31,086	187,138
United Parcel Service, Inc. Class B	924,951	90,321,465
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTi Worldwide, Inc. (a)(d)	124,047	$ 883,215
XPO Logistics, Inc. (a)(d)	91,723	3,219,477
		180,499,076
Airlines - 0.6%
Alaska Air Group, Inc.	174,183	13,039,339
Allegiant Travel Co.	17,843	3,626,768
American Airlines Group, Inc.	928,869	36,207,314
CHC Group Ltd. (a)(d)	40,486	34,413
Delta Air Lines, Inc.	1,093,673	47,881,004
Hawaiian Holdings, Inc. (a)(d)	71,807	1,627,147
JetBlue Airways Corp. (a)(d)	344,622	7,691,963
Republic Airways Holdings, Inc. (a)	81,894	252,234
SkyWest, Inc.	74,465	1,183,994
Southwest Airlines Co.	892,816	32,766,347
Spirit Airlines, Inc. (a)	96,629	4,952,236
United Continental Holdings, Inc. (a)	509,384	29,019,606
Virgin America, Inc. (d)	17,141	559,311
		178,841,676
Building Products - 0.3%
A.O. Smith Corp.	98,582	6,359,525
AAON, Inc.	75,766	1,566,841
Advanced Drain Systems, Inc. Del	34,330	975,315
Allegion PLC	123,543	7,364,398
American Woodmark Corp. (a)	16,908	1,120,662
Apogee Enterprises, Inc.	39,034	2,035,623
Armstrong World Industries, Inc. (a)	59,409	3,303,734
Builders FirstSource, Inc. (a)	87,836	1,300,851
Continental Building Products, Inc. (a)	37,867	756,961
Fortune Brands Home & Security, Inc.	208,749	9,988,640
Gibraltar Industries, Inc. (a)	56,316	923,019
Griffon Corp.	46,368	771,564
Insteel Industries, Inc.	19,643	340,020
Lennox International, Inc.	54,461	6,428,576
Masco Corp.	457,210	11,992,618
Masonite International Corp. (a)	26,160	1,727,868
NCI Building Systems, Inc. (a)	36,312	378,734
Nortek, Inc. (a)	17,394	1,423,003
Owens Corning	155,909	6,905,210
Patrick Industries, Inc. (a)	27,897	1,054,228
PGT, Inc. (a)	69,278	926,247
Ply Gem Holdings, Inc. (a)(d)	26,171	355,926
Quanex Building Products Corp.	44,676	801,934
Simpson Manufacturing Co. Ltd.	56,795	1,982,713
Trex Co., Inc. (a)(d)	46,832	1,817,550
Universal Forest Products, Inc.	26,737	1,605,824
USG Corp. (a)(d)	114,286	3,486,866
		77,694,450
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	2,076,937
ACCO Brands Corp. (a)	148,977	1,132,225

	Shares	Value
ADT Corp. (d)	227,636	$ 7,461,908
ARC Document Solutions, Inc. (a)	46,203	306,788
Brady Corp. Class A (d)	63,375	1,391,715
Casella Waste Systems, Inc. Class A (a)	64,851	399,482
CECO Environmental Corp.	21,126	204,500
Cenveo, Inc. (a)(d)	104,135	179,112
Cintas Corp.	123,729	10,515,728
Civeo Corp.	126,922	247,498
Clean Harbors, Inc. (a)(d)	69,999	3,438,351
Copart, Inc. (a)	164,264	5,752,525
Covanta Holding Corp. (d)	187,190	3,706,362
Deluxe Corp.	66,088	3,833,765
Ennis, Inc.	28,125	459,281
Essendant, Inc.	50,673	1,748,219
Fuel Tech, Inc. (a)(d)	51,934	105,945
G&K Services, Inc. Class A	25,825	1,746,028
Healthcare Services Group, Inc.	92,468	3,092,130
Heritage-Crystal Clean, Inc. (a)	18,564	221,283
Herman Miller, Inc.	75,463	2,045,802
HNI Corp.	56,998	2,664,087
Hudson Technologies, Inc. (a)	16,311	50,890
Industrial Services of America, Inc. (a)(d)	1,620	5,767
InnerWorkings, Inc. (a)(d)	48,216	350,048
Interface, Inc.	82,781	2,006,611
Intersections, Inc. (a)(d)	12,865	25,601
KAR Auction Services, Inc.	189,260	7,010,190
Kimball International, Inc. Class B	40,502	442,687
Knoll, Inc.	66,282	1,585,465
Matthews International Corp. Class A	39,018	1,981,334
McGrath RentCorp.	31,203	800,357
Metalico, Inc. (a)(d)	55,605	32,028
Mobile Mini, Inc.	62,262	2,117,531
Msa Safety, Inc.	42,693	1,941,678
Multi-Color Corp.	17,843	1,175,675
NL Industries, Inc. (a)(d)	6,707	25,822
Performant Financial Corp. (a)	31,038	80,699
Perma-Fix Environmental Services, Inc. (a)	6,937	27,540
Pitney Bowes, Inc.	257,264	5,096,400
Quad/Graphics, Inc.	35,149	507,552
Quest Resource Holding Corp. (a)	23,818	17,864
R.R. Donnelley & Sons Co. (d)	292,033	4,584,918
Republic Services, Inc.	340,342	13,947,215
Rollins, Inc.	144,246	4,027,348
SP Plus Corp. (a)(d)	21,676	497,898
Steelcase, Inc. Class A	122,865	2,166,110
Stericycle, Inc. (a)	114,549	16,167,446
Swisher Hygiene, Inc. (a)	17,741	21,289
Team, Inc. (a)(d)	26,663	1,115,580
Tetra Tech, Inc.	81,994	2,130,204
The Brink's Co.	62,643	1,795,348
TRC Companies, Inc. (a)	24,766	220,913
Tyco International Ltd.	559,966	20,321,166
U.S. Ecology, Inc.	29,546	1,476,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	21,730	$ 2,355,749
Viad Corp.	28,239	772,054
Virco Manufacturing Co. (a)	2,682	7,188
Waste Connections, Inc.	172,573	8,207,572
Waste Management, Inc.	572,488	28,658,749
West Corp.	64,715	1,575,163
		188,059,438
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	197,664	5,435,760
Aegion Corp. (a)	54,146	996,286
Ameresco, Inc. Class A (a)	38,199	216,588
Argan, Inc.	18,225	713,509
Chicago Bridge & Iron Co. NV (d)	128,851	5,705,522
Comfort Systems U.S.A., Inc.	53,460	1,481,911
Dycom Industries, Inc. (a)	45,168	3,210,993
EMCOR Group, Inc.	92,010	4,240,741
Fluor Corp.	201,037	9,171,308
Furmanite Corp. (a)	40,654	254,901
Goldfield Corp. (d)	41,171	76,578
Granite Construction, Inc.	51,021	1,760,225
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	363,675
HC2 Holdings, Inc. (a)(d)	21,569	162,630
Integrated Electrical Services, Inc. (a)	16,326	118,200
Jacobs Engineering Group, Inc. (a)	160,940	6,503,585
KBR, Inc.	198,749	3,466,183
Layne Christensen Co. (a)	24,456	182,442
MasTec, Inc. (a)	84,984	1,407,335
MYR Group, Inc. (a)	25,270	724,996
Northwest Pipe Co. (a)	12,188	201,346
Orion Marine Group, Inc. (a)	33,745	242,289
Primoris Services Corp. (d)	58,483	1,074,333
Quanta Services, Inc. (a)(d)	283,966	6,883,336
Sterling Construction Co., Inc. (a)	31,847	147,770
Tutor Perini Corp. (a)	59,902	1,060,265
		55,802,707
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	21,151
Acuity Brands, Inc.	56,101	10,932,402
Allied Motion Technologies, Inc.	7,712	146,682
American Superconductor Corp. (a)(d)	12,677	69,090
AMETEK, Inc.	328,871	17,699,837
AZZ, Inc.	34,115	1,726,219
Babcock & Wilcox Enterprises, Inc. (a)	67,128	1,238,512
Blue Earth, Inc. (a)(d)	48,167	36,992
Broadwind Energy, Inc. (a)	15,938	50,683
BWX Technologies, Inc.	145,382	3,855,531
Capstone Turbine Corp. (a)(d)	814,128	326,954
Eaton Corp. PLC	627,616	35,811,769
Emerson Electric Co.	890,599	42,499,384
Encore Wire Corp.	23,059	748,726

	Shares	Value
Energous Corp. (a)(d)	5,973	$ 43,125
Energy Focus, Inc. (a)(d)	8,003	175,266
EnerSys	58,195	3,111,687
Enphase Energy, Inc. (a)(d)	30,890	142,094
Espey Manufacturing & Electronics Corp.	2,015	51,383
Franklin Electric Co., Inc.	55,804	1,634,499
FuelCell Energy, Inc. (a)(d)	357,443	294,998
Generac Holdings, Inc. (a)(d)	94,039	2,907,686
General Cable Corp.	78,815	1,146,758
Global Power Equipment Group, Inc.	16,601	76,365
Hubbell, Inc. Class B	78,881	7,783,188
LSI Industries, Inc.	24,011	227,864
MagneTek, Inc. (a)	2,664	133,253
Ocean Power Technologies, Inc. (a)	11,040	5,189
Orion Energy Systems, Inc. (a)	20,733	43,125
Plug Power, Inc. (a)(d)	188,670	322,626
Powell Industries, Inc.	13,455	395,039
Power Solutions International, Inc. (a)(d)	4,960	155,942
PowerSecure International, Inc. (a)	34,256	413,127
Preformed Line Products Co.	1,961	59,418
Real Goods Solar, Inc. (a)	2,045	2,556
Regal Beloit Corp.	57,797	3,853,326
Revolution Lighting Technologies, Inc. (a)(d)	38,693	40,628
Rockwell Automation, Inc.	178,517	19,963,556
Sensata Technologies Holding BV (a)(d)	227,632	10,789,757
SL Industries, Inc. (a)	4,048	140,870
SolarCity Corp. (a)(d)	68,302	3,297,621
Thermon Group Holdings, Inc. (a)(d)	39,586	905,728
Ultralife Corp. (a)	13,410	58,199
Vicor Corp. (a)	18,023	175,904
		173,514,709
Industrial Conglomerates - 1.9%
3M Co.	847,565	120,472,889
Carlisle Companies, Inc.	89,692	9,031,984
Danaher Corp.	824,171	71,719,360
General Electric Co.	13,459,847	334,073,403
Raven Industries, Inc. (d)	54,733	991,762
Roper Industries, Inc.	133,523	21,642,743
		557,932,141
Machinery - 1.7%
Accuride Corp. (a)	79,004	267,824
Actuant Corp. Class A (d)	91,777	1,967,699
Adept Technology, Inc. (a)(d)	17,085	121,304
AGCO Corp. (d)	111,076	5,447,167
Alamo Group, Inc.	17,898	921,568
Albany International Corp. Class A	47,080	1,501,852
Allison Transmission Holdings, Inc.	223,451	6,390,699
Altra Industrial Motion Corp.	32,780	819,828
American Railcar Industries, Inc. (d)	11,797	489,104
ARC Group Worldwide, Inc. (a)	1,450	5,278
Astec Industries, Inc.	23,840	941,918
Barnes Group, Inc.	71,310	2,754,705
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Blount International, Inc.	66,620	$ 459,012
Briggs & Stratton Corp.	55,838	1,115,643
Caterpillar, Inc.	804,133	61,467,927
Chart Industries, Inc. (a)	41,574	1,062,631
CIRCOR International, Inc.	26,680	1,207,003
CLARCOR, Inc.	71,056	4,005,427
Colfax Corp. (a)(d)	128,396	4,980,481
Columbus McKinnon Corp. (NY Shares)	26,972	512,738
Commercial Vehicle Group, Inc. (a)	77,079	394,644
Crane Co.	67,099	3,525,381
Cummins, Inc.	221,706	26,992,706
Deere & Co. (d)	441,842	36,133,839
Donaldson Co., Inc. (d)	164,610	5,153,939
Douglas Dynamics, Inc.	29,195	648,713
Dover Corp.	214,284	13,274,894
Dynamic Materials Corp.	17,783	201,481
Eastern Co.	2,354	38,747
Energy Recovery, Inc. (a)(d)	81,715	218,179
EnPro Industries, Inc.	33,499	1,589,193
ESCO Technologies, Inc.	32,538	1,174,947
ExOne Co. (a)(d)	13,829	101,920
Federal Signal Corp.	80,990	1,146,009
Flowserve Corp.	184,304	8,317,640
FreightCar America, Inc.	19,411	418,307
Gencor Industries, Inc. (a)	1,849	16,733
Global Brass & Copper Holdings, Inc.	28,348	556,755
Gorman-Rupp Co.	25,926	626,631
Graco, Inc. (d)	80,230	5,535,068
Graham Corp.	12,124	224,294
Greenbrier Companies, Inc. (d)	36,200	1,509,540
Hardinge, Inc.	14,874	152,756
Harsco Corp.	106,500	1,231,140
Hillenbrand, Inc.	82,630	2,227,705
Hurco Companies, Inc.	6,325	195,063
Hyster-Yale Materials Handling Class A	12,438	755,733
IDEX Corp.	101,826	7,314,162
Illinois Tool Works, Inc.	451,223	38,141,880
Ingersoll-Rand PLC	351,368	19,427,137
ITT Corp.	114,023	4,265,600
Jason Industries, Inc. (a)	13,118	65,459
John Bean Technologies Corp.	40,743	1,349,408
Joy Global, Inc.	127,606	3,090,617
Kadant, Inc.	18,429	819,906
Kennametal, Inc. (d)	111,452	3,399,286
L.B. Foster Co. Class A	13,680	245,282
Lincoln Electric Holdings, Inc.	100,440	5,890,806
Lindsay Corp. (d)	16,477	1,256,042
Lydall, Inc. (a)	21,741	590,486
Manitex International, Inc. (a)(d)	11,053	70,739
Manitowoc Co., Inc. (d)	177,699	3,035,099
Meritor, Inc. (a)	118,384	1,497,558

	Shares	Value
Middleby Corp. (a)	78,769	$ 8,550,375
Miller Industries, Inc.	16,197	351,313
Mueller Industries, Inc.	70,657	2,247,599
Mueller Water Products, Inc. Class A	199,590	1,786,331
Navistar International Corp. (a)(d)	84,316	1,504,197
NN, Inc.	32,953	797,792
Nordson Corp. (d)	76,435	5,084,456
Omega Flex, Inc.	2,487	76,251
Oshkosh Corp. (d)	101,850	4,282,793
PACCAR, Inc.	469,558	27,689,835
Parker Hannifin Corp.	186,982	20,130,482
Pentair PLC	241,752	13,366,468
PMFG, Inc. (a)	15,367	100,193
Proto Labs, Inc. (a)(d)	35,282	2,569,588
RBC Bearings, Inc. (a)	32,137	1,987,995
Rexnord Corp. (a)(d)	146,634	2,940,012
Snap-On, Inc.	75,968	12,137,407
SPX Corp.	53,528	3,143,699
Standex International Corp.	16,157	1,292,883
Stanley Black & Decker, Inc.	200,616	20,366,536
Sun Hydraulics Corp.	34,894	1,125,680
Supreme Industries, Inc. Class A	9,991	82,925
Tecumseh Products Co. (a)	29,489	146,855
Tennant Co.	26,322	1,508,777
Terex Corp.	144,501	3,371,208
The L.S. Starrett Co. Class A	4,836	76,360
Timken Co.	94,778	3,009,202
Titan International, Inc. (d)	65,675	602,897
Toro Co.	71,045	5,065,509
TriMas Corp. (a)	57,028	1,040,191
Trinity Industries, Inc. (d)	206,198	5,565,284
Twin Disc, Inc.	8,286	115,921
Valmont Industries, Inc. (d)	30,830	3,276,921
Wabash National Corp. (a)(d)	85,329	1,043,574
WABCO Holdings, Inc. (a)	75,595	8,717,615
Wabtec Corp.	127,331	12,193,217
Watts Water Technologies, Inc. Class A	38,674	2,121,269
Woodward, Inc.	78,842	3,595,195
Xerium Technologies, Inc. (a)	10,544	128,320
Xylem, Inc.	255,408	8,287,990
		490,742,347
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	48,806
International Shipholding Corp.	10,420	62,937
Kirby Corp. (a)	71,366	5,033,444
Matson, Inc.	55,151	2,078,090
		7,223,277
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	586,356
Advisory Board Co. (a)	56,995	2,771,667
Barrett Business Services, Inc.	8,858	315,788
CBIZ, Inc. (a)(d)	43,520	424,320
CDI Corp.	12,621	129,113
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CEB, Inc.	43,212	$ 3,094,843
CRA International, Inc. (a)	15,589	354,182
CTPartners Executive Search, Inc. (a)	7,712	10,565
Dun & Bradstreet Corp.	47,871	5,072,890
Equifax, Inc.	157,263	15,396,048
Exponent, Inc.	37,782	1,615,181
Franklin Covey Co. (a)	14,201	237,583
FTI Consulting, Inc. (a)(d)	87,714	3,496,280
GP Strategies Corp. (a)	22,618	554,367
Heidrick & Struggles International, Inc.	22,259	433,828
Hill International, Inc. (a)	43,555	170,736
Hudson Global, Inc. (a)	13,947	35,983
Huron Consulting Group, Inc. (a)	28,844	2,088,017
ICF International, Inc. (a)(d)	27,674	946,728
IHS, Inc. Class A (a)	95,593	11,090,700
Insperity, Inc.	30,164	1,338,980
Kelly Services, Inc. Class A (non-vtg.)	39,205	566,512
Kforce, Inc.	36,597	980,434
Korn/Ferry International	67,303	2,293,013
Manpower, Inc.	102,325	8,892,043
Marathon Patent Group, Inc. (a)(d)	8,838	20,239
Mastech Holdings, Inc. (a)	373	2,648
MISTRAS Group, Inc. (a)	23,436	343,103
Navigant Consulting, Inc. (a)	64,946	1,025,497
Odyssey Marine Exploration, Inc. (a)(d)	64,149	18,090
On Assignment, Inc. (a)	61,775	2,222,665
Pendrell Corp. (a)	150,288	222,426
RCM Technologies, Inc. (a)	9,908	49,342
Resources Connection, Inc.	43,312	679,565
Robert Half International, Inc.	182,866	9,331,652
RPX Corp. (a)(d)	73,794	1,016,143
Towers Watson & Co.	94,041	11,165,488
TriNet Group, Inc. (a)	37,156	625,707
TrueBlue, Inc. (a)	53,079	1,273,896
Verisk Analytics, Inc. (a)	208,015	15,201,736
Volt Information Sciences, Inc. (a)	6,248	55,857
VSE Corp.	5,397	223,328
WageWorks, Inc. (a)(d)	43,055	1,929,295
Willdan Group, Inc. (a)	10,974	99,205
		108,402,039
Road & Rail - 0.9%
AMERCO	8,790	3,292,382
ArcBest Corp.	32,932	951,076
Avis Budget Group, Inc. (a)	139,457	6,154,237
Celadon Group, Inc.	62,978	1,202,250
Con-way, Inc. (d)	72,845	2,564,144
Covenant Transport Group, Inc. Class A (a)	11,962	282,184
CSX Corp.	1,316,011	36,032,381
Genesee & Wyoming, Inc. Class A (a)	69,092	4,724,511
Heartland Express, Inc. (d)	72,751	1,472,480

	Shares	Value
Hertz Global Holdings, Inc. (a)	593,789	$ 10,943,531
J.B. Hunt Transport Services, Inc.	123,112	8,960,091
Kansas City Southern	148,664	13,787,099
Knight Transportation, Inc.	76,431	2,078,923
Landstar System, Inc.	57,034	3,775,651
Marten Transport Ltd.	31,198	577,475
Norfolk Southern Corp.	406,871	31,699,320
Old Dominion Freight Lines, Inc. (a)	95,782	6,368,545
P.A.M. Transportation Services, Inc. (a)	3,193	123,346
Patriot Transportation Holding, Inc. (a)	1,280	28,006
Providence & Worcester Railroad Co.	4,631	75,254
Roadrunner Transportation Systems, Inc. (a)	35,356	766,518
Ryder System, Inc.	71,490	5,860,035
Saia, Inc. (a)(d)	32,954	1,237,423
Swift Transporation Co. (a)(d)	119,320	2,325,547
U.S.A. Truck, Inc. (a)	7,889	155,808
Union Pacific Corp.	1,165,418	99,922,939
Universal Truckload Services, Inc.	12,296	241,370
Werner Enterprises, Inc. (d)	51,778	1,371,599
YRC Worldwide, Inc. (a)	36,685	613,006
		247,587,131
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	7,809
Air Lease Corp. Class A	131,984	4,245,925
Aircastle Ltd.	83,321	1,731,410
Applied Industrial Technologies, Inc. (d)	52,950	2,241,903
Beacon Roofing Supply, Inc. (a)	65,628	2,379,015
BlueLinx Corp. (a)	23,385	18,708
CAI International, Inc. (a)(d)	23,529	309,642
DXP Enterprises, Inc. (a)(d)	17,105	508,874
Essex Rental Corp. (a)	16,688	8,127
Fastenal Co. (d)	359,307	13,847,692
GATX Corp.	60,042	2,976,282
H&E Equipment Services, Inc.	38,949	806,634
HD Supply Holdings, Inc. (a)	240,453	7,934,949
Houston Wire & Cable Co.	15,647	119,543
Kaman Corp.	38,751	1,504,701
Lawson Products, Inc. (a)	6,300	147,357
MRC Global, Inc. (a)(d)	133,318	1,731,801
MSC Industrial Direct Co., Inc. Class A (d)	66,029	4,469,503
Neff Corp.	8,761	57,735
Now, Inc. (a)(d)	143,741	2,452,221
Rush Enterprises, Inc. Class A (a)(d)	45,563	1,162,768
Stock Building Supply Holdings, Inc. (a)	16,419	309,170
TAL International Group, Inc.	41,028	752,043
Textainer Group Holdings Ltd. (d)	42,054	738,889
Titan Machinery, Inc. (a)(d)	24,582	285,889
United Rentals, Inc. (a)	127,996	8,873,963
Veritiv Corp. (a)	9,543	342,880
W.W. Grainger, Inc. (d)	80,950	18,087,468
Watsco, Inc.	36,058	4,415,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
WESCO International, Inc. (a)(d)	60,754	$ 3,400,401
Willis Lease Finance Corp. (a)	2,668	44,689
		85,913,654
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	77,452	1,087,426
TOTAL INDUSTRIALS		3,058,863,333
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.4%
ADTRAN, Inc.	74,924	1,200,282
Aerohive Networks, Inc. (a)(d)	10,639	66,175
Alliance Fiber Optic Products, Inc. (d)	19,146	361,094
Applied Optoelectronics, Inc. (a)	10,558	217,600
Arista Networks, Inc. (a)(d)	5,820	435,278
Arris Group, Inc. (a)	176,915	4,674,094
Aviat Networks, Inc. (a)	66,605	77,262
Bel Fuse, Inc. Class B (non-vtg.)	12,097	213,633
Black Box Corp.	16,753	257,996
Blonder Tongue Laboratories, Inc. (a)	3,352	2,023
Brocade Communications Systems, Inc.	574,317	6,116,476
CalAmp Corp. (a)(d)	50,212	834,523
Calix Networks, Inc. (a)	43,449	348,026
Ciena Corp. (a)(d)	153,627	3,435,100
Cisco Systems, Inc.	6,775,750	175,356,410
Clearfield, Inc. (a)(d)	16,017	272,129
CommScope Holding Co., Inc. (a)	170,451	5,514,090
Communications Systems, Inc.	4,311	38,282
Comtech Telecommunications Corp.	22,438	598,646
Digi International, Inc. (a)	25,385	259,942
EchoStar Holding Corp. Class A (a)	64,813	2,890,660
EMCORE Corp. (a)	29,659	206,723
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	479,133
F5 Networks, Inc. (a)	94,340	11,453,819
Finisar Corp. (a)(d)	141,622	2,185,227
Harmonic, Inc. (a)	107,478	620,148
Harris Corp.	162,322	12,469,576
Infinera Corp. (a)(d)	189,532	4,135,588
InterDigital, Inc.	54,293	2,685,875
Interphase Corp. (a)	10,718	3,024
Ixia (a)	83,745	1,295,535
Juniper Networks, Inc.	478,012	12,289,689
KVH Industries, Inc. (a)	23,641	261,942
Lantronix, Inc. (a)	71	96
Lumentum Holdings, Inc. (a)	60,096	1,186,295
Motorola Solutions, Inc.	247,517	16,044,052
MRV Communications, Inc. (a)	6,176	126,855
NETGEAR, Inc. (a)	51,710	1,570,950
Novatel Wireless, Inc. (a)(d)	35,452	98,557

	Shares	Value
NumereX Corp. Class A (a)	13,747	$ 128,397
Oclaro, Inc. (a)(d)	126,427	343,881
Optical Cable Corp.	564	1,929
Palo Alto Networks, Inc. (a)(d)	91,145	14,967,832
Parkervision, Inc. (a)(d)	100,275	22,061
PC-Tel, Inc.	11,999	65,635
Plantronics, Inc. (d)	53,885	2,864,527
Polycom, Inc. (a)	189,613	2,040,236
QUALCOMM, Inc.	2,174,323	123,023,195
Relm Wireless Corp. (a)	9,436	43,217
Resonant, Inc. (a)(d)	2,385	12,521
Ruckus Wireless, Inc. (a)(d)	70,783	801,264
ShoreTel, Inc. (a)	78,396	583,266
Sonus Networks, Inc. (a)	71,344	502,262
Tessco Technologies, Inc.	7,287	173,649
Ubiquiti Networks, Inc. (d)	35,891	1,261,928
ViaSat, Inc. (a)(d)	63,836	3,751,642
Viavi Solutions, Inc. (a)	350,483	1,882,094
Westell Technologies, Inc. Class A (a)	75,979	85,856
xG Technology, Inc. (a)	150	55
Zhone Technologies, Inc. (a)	5,862	10,493
		422,848,745
Electronic Equipment & Components - 0.7%
Agilysys, Inc. (a)	38,149	391,790
Amphenol Corp. Class A	412,154	21,580,383
Anixter International, Inc. (a)	43,666	2,779,778
Applied DNA Sciences, Inc. (a)(d)	4,716	16,836
Arrow Electronics, Inc. (a)	131,368	7,346,099
Avnet, Inc.	178,140	7,553,136
AVX Corp.	82,398	1,076,118
Badger Meter, Inc. (d)	40,716	2,373,336
Belden, Inc.	54,994	2,771,148
Benchmark Electronics, Inc. (a)	73,834	1,577,833
CDW Corp.	187,098	7,437,146
Checkpoint Systems, Inc.	48,926	395,322
ClearSign Combustion Corp. (a)(d)	7,019	34,814
Cognex Corp.	115,016	4,089,969
Coherent, Inc. (a)	32,979	1,922,676
Control4 Corp. (a)(d)	17,994	161,406
Corning, Inc.	1,699,329	29,245,452
CTS Corp.	43,658	822,953
CUI Global, Inc. (a)(d)	26,608	138,096
Daktronics, Inc.	49,334	428,712
Dolby Laboratories, Inc. Class A	54,035	1,759,380
DTS, Inc. (a)	19,732	523,490
Echelon Corp. (a)	32,190	18,026
Electro Rent Corp.	21,352	227,612
Electro Scientific Industries, Inc.	27,319	126,760
eMagin Corp. (a)	5,084	12,405
Fabrinet (a)	31,120	618,666
FARO Technologies, Inc. (a)(d)	24,409	948,290
FEI Co.	55,230	4,168,760
FLIR Systems, Inc.	183,481	5,253,061
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Frequency Electronics, Inc. (a)	2,550	$ 28,535
Giga-Tronics, Inc. (a)	2,579	3,817
GSI Group, Inc. (a)	36,594	475,356
I. D. Systems Inc. (a)(d)	6,071	22,766
Identiv, Inc. (a)(d)	10,618	49,374
IEC Electronics Corp. (a)	86	383
II-VI, Inc. (a)	69,895	1,180,527
Ingram Micro, Inc. Class A	208,429	5,640,089
Insight Enterprises, Inc. (a)	48,551	1,228,826
Intellicheck Mobilisa, Inc. (a)	545	594
InvenSense, Inc. (a)(d)	115,158	1,175,763
IPG Photonics Corp. (a)(d)	46,113	3,892,859
Iteris, Inc. (a)	1,032	2,157
Itron, Inc. (a)(d)	49,438	1,483,140
Jabil Circuit, Inc.	254,095	4,916,738
KEMET Corp. (a)	51,674	106,448
KEY Tronic Corp. (a)	6,483	67,423
Keysight Technologies, Inc. (a)	222,825	7,139,313
Kimball Electronics, Inc. (a)	30,376	356,918
Knowles Corp. (a)(d)	111,809	1,820,251
LightPath Technologies, Inc. Class A (a)	376	632
Littelfuse, Inc.	32,405	2,908,349
LoJack Corp. (a)	24,621	81,496
LRAD Corp. (a)	56,581	105,806
Luna Innovations, Inc. (a)	1,444	1,617
Maxwell Technologies, Inc. (a)(d)	38,769	207,026
Mercury Systems, Inc. (a)	42,608	674,911
Mesa Laboratories, Inc.	3,668	397,611
Methode Electronics, Inc. Class A	48,369	1,285,164
MicroVision, Inc. (a)(d)	54,813	173,209
MOCON, Inc.	2,209	29,711
MTS Systems Corp.	19,840	1,181,274
Multi-Fineline Electronix, Inc. (a)	10,240	163,533
National Instruments Corp.	155,437	4,540,315
Neonode, Inc. (a)(d)	33,197	97,267
NetList, Inc. (a)(d)	104,599	52,300
Newport Corp. (a)	48,458	741,407
OSI Systems, Inc. (a)	22,707	1,658,519
Park Electrochemical Corp.	24,051	423,538
PC Connection, Inc.	21,453	452,015
PC Mall, Inc. (a)	4,077	39,873
Perceptron, Inc. (a)	13,154	132,855
Planar Systems, Inc. (a)	32,639	179,515
Plexus Corp. (a)	43,846	1,669,217
RadiSys Corp. (a)	9,220	25,263
RealD, Inc. (a)	53,542	503,830
Research Frontiers, Inc. (a)(d)	16,855	89,669
RF Industries Ltd.	5,778	24,441
Richardson Electronics Ltd.	23,707	147,458
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	978,787
Rogers Corp. (a)	22,608	1,258,361

	Shares	Value
Sanmina Corp. (a)	105,831	$ 2,036,188
ScanSource, Inc. (a)	36,663	1,400,527
Speed Commerce, Inc. (a)	43,920	7,251
SYNNEX Corp. (d)	38,664	3,061,802
TE Connectivity Ltd.	550,460	32,636,773
Tech Data Corp. (a)(d)	55,538	3,623,299
Trimble Navigation Ltd. (a)	342,724	6,477,484
TTM Technologies, Inc. (a)(d)	76,051	518,668
Uni-Pixel, Inc. (a)(d)	12,876	14,936
Universal Display Corp. (a)	52,285	1,926,179
Vishay Intertechnology, Inc.	163,262	1,613,029
Vishay Precision Group, Inc. (a)	9,596	107,379
Wayside Technology Group, Inc.	1,232	21,301
Wireless Telecom Group, Inc. (a)	11,200	20,384
Zebra Technologies Corp. Class A (a)	68,211	5,653,328
		214,734,227
Internet Software & Services - 3.3%
Actua Corp. (a)	45,785	651,521
Akamai Technologies, Inc. (a)	235,128	16,766,978
Amber Road, Inc. (a)(d)	6,724	33,553
Angie's List, Inc. (a)(d)	43,936	232,421
Apigee Corp. (d)	9,599	62,585
Autobytel, Inc. (a)	9,434	166,510
Bankrate, Inc. (a)(d)	70,274	692,902
Bazaarvoice, Inc. (a)(d)	59,368	308,120
Benefitfocus, Inc. (a)(d)	19,976	732,720
Blucora, Inc. (a)(d)	58,999	823,626
Box, Inc. Class A (d)	17,834	240,402
Brightcove, Inc. (a)	41,182	219,500
BroadVision, Inc. (a)	490	2,945
Carbonite, Inc. (a)	17,932	197,431
Care.com, Inc. (a)(d)	8,431	50,080
ChannelAdvisor Corp. (a)(d)	32,537	370,271
comScore, Inc. (a)(d)	48,259	2,519,602
Constant Contact, Inc. (a)(d)	40,652	1,006,544
Cornerstone OnDemand, Inc. (a)	71,622	2,559,770
CoStar Group, Inc. (a)	45,266	8,013,893
Coupons.com, Inc. (a)(d)	21,055	196,654
Cvent, Inc. (a)(d)	27,895	879,808
Daegis, Inc. (a)	3,645	1,349
DealerTrack Holdings, Inc. (a)	59,299	3,721,605
Demand Media, Inc. (a)(d)	19,244	90,639
Demandware, Inc. (a)(d)	48,809	2,723,054
DHI Group, Inc. (a)	50,678	395,288
EarthLink Holdings Corp.	136,356	1,144,027
eBay, Inc. (a)	1,467,528	39,784,684
eGain Communications Corp. (a)(d)	8,558	30,894
Endurance International Group Holdings, Inc. (a)(d)	72,915	1,114,870
Envestnet, Inc. (a)(d)	49,518	1,546,447
Everyday Health, Inc. (a)	6,143	59,956
Facebook, Inc. Class A (a)	2,810,732	251,363,763
Five9, Inc. (a)	6,769	26,602
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GlowPoint, Inc. (a)	18,770	$ 11,074
GoDaddy, Inc. (a)(d)	44,463	1,115,132
Gogo, Inc. (a)(d)	99,521	1,581,389
Google, Inc.:
Class A (a)	382,201	247,597,452
Class C	383,655	237,194,704
GrubHub, Inc. (a)(d)	21,930	580,049
HomeAway, Inc. (a)	111,861	3,209,292
Hortonworks, Inc. (d)	12,495	296,881
IAC/InterActiveCorp	102,871	7,180,396
Internap Network Services Corp. (a)	59,806	476,654
IntraLinks Holdings, Inc. (a)	59,055	604,723
Inuvo, Inc. (a)	9,640	24,100
iPass, Inc. (a)	33,662	36,692
j2 Global, Inc.	60,375	4,200,893
LendingClub Corp. (d)	77,533	973,039
Limelight Networks, Inc. (a)	69,339	164,333
LinkedIn Corp. Class A (a)	142,462	25,728,637
Liquidity Services, Inc. (a)(d)	37,923	284,423
LivePerson, Inc. (a)	74,160	678,564
LogMeIn, Inc. (a)(d)	38,302	2,387,747
Marchex, Inc. Class B	28,685	113,879
Marin Software, Inc. (a)(d)	9,976	35,614
Marketo, Inc. (a)(d)	41,010	1,148,690
MaxPoint Interactive, Inc.	5,866	27,336
MeetMe, Inc. (a)	18,724	30,520
Millennial Media, Inc. (a)(d)	95,421	127,864
Monster Worldwide, Inc. (a)(d)	123,910	900,826
New Relic, Inc.	10,680	347,741
NIC, Inc.	78,994	1,488,247
Opower, Inc. (a)(d)	7,716	69,907
Pandora Media, Inc. (a)	247,451	4,439,271
Q2 Holdings, Inc. (a)	19,471	509,361
QuinStreet, Inc. (a)	38,666	212,663
Qumu Corp. (a)	6,017	27,799
Rackspace Hosting, Inc. (a)(d)	155,371	4,724,832
RealNetworks, Inc. (a)	28,670	124,141
Reis, Inc.	8,134	202,537
RetailMeNot, Inc. (a)	84,786	763,074
Rightside Group Ltd. (a)(d)	8,535	66,146
Rocket Fuel, Inc. (a)(d)	19,674	120,602
SciQuest, Inc. (a)(d)	32,538	357,267
Selectica, Inc. (a)	552	2,219
Shutterstock, Inc. (a)(d)	20,192	676,634
Spark Networks, Inc. (a)(d)	16,620	53,516
SPS Commerce, Inc. (a)	23,567	1,603,027
Stamps.com, Inc. (a)	20,095	1,654,622
Support.com, Inc. (a)	117,655	149,422
Synacor, Inc. (a)	20,037	29,655
TechTarget, Inc. (a)	17,780	164,109
Textura Corp. (a)(d)	28,776	744,147

	Shares	Value
TheStreet.com, Inc.	3,696	$ 6,468
Travelzoo, Inc. (a)	5,383	51,677
Tremor Video, Inc. (a)(d)	17,986	36,512
TrueCar, Inc. (a)(d)	15,879	93,845
Twitter, Inc. (a)(d)	710,222	19,737,069
United Online, Inc. (a)	16,919	184,248
Unwired Planet, Inc. (a)(d)	100,320	77,246
VeriSign, Inc. (a)(d)	154,608	10,658,676
Web.com Group, Inc. (a)(d)	64,573	1,390,257
WebMD Health Corp. (a)(d)	44,803	1,842,747
XO Group, Inc. (a)	29,832	437,039
Xoom Corp. (a)	38,371	952,752
Yahoo!, Inc. (a)	1,159,237	37,373,801
Yelp, Inc. (a)(d)	81,472	1,978,140
YuMe, Inc. (a)(d)	6,211	16,956
Zillow Group, Inc. (a)(d)	60,583	1,537,597
Zillow Group, Inc. Class C (a)(d)	121,166	2,987,954
		973,335,840
IT Services - 3.5%
Accenture PLC Class A	833,831	78,605,248
Acxiom Corp. (a)	108,484	2,273,825
Alliance Data Systems Corp. (a)	82,904	21,322,080
Amdocs Ltd.	213,048	12,188,476
Automatic Data Processing, Inc.	625,341	48,351,366
Blackhawk Network Holdings, Inc. (a)	72,226	2,853,649
Booz Allen Hamilton Holding Corp. Class A	137,650	3,675,255
Broadridge Financial Solutions, Inc.	158,166	8,349,583
CACI International, Inc. Class A (a)	29,402	2,305,705
Cardtronics, Inc. (a)(d)	63,110	2,177,295
Cartesian, Inc. (a)	206	517
Cass Information Systems, Inc.	10,691	515,306
Ciber, Inc. (a)	66,135	226,182
Cognizant Technology Solutions Corp. Class A (a)	813,297	51,188,913
Computer Sciences Corp.	181,825	11,271,332
Computer Task Group, Inc.	11,646	78,145
Convergys Corp. (d)	123,097	2,781,992
CoreLogic, Inc. (a)	119,997	4,553,886
CSG Systems International, Inc.	47,456	1,466,865
CSP, Inc.	3,696	21,141
Datalink Corp. (a)	21,583	125,181
DST Systems, Inc.	40,007	4,097,517
Edgewater Technology, Inc. (a)	2,875	20,700
EPAM Systems, Inc. (a)	32,476	2,293,130
Euronet Worldwide, Inc. (a)	64,215	4,139,941
Everi Holdings, Inc. (a)	85,750	443,328
EVERTEC, Inc.	87,336	1,580,782
ExlService Holdings, Inc. (a)	41,972	1,518,547
Fidelity National Information Services, Inc.	380,251	26,260,134
Fiserv, Inc. (a)	317,783	27,097,356
FleetCor Technologies, Inc. (a)	99,639	14,862,153
Forrester Research, Inc.	17,100	540,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	114,903	$ 9,825,356
Genpact Ltd. (a)	208,160	4,787,680
Global Payments, Inc.	86,730	9,660,855
Hackett Group, Inc.	31,811	448,217
Heartland Payment Systems, Inc.	51,995	3,097,862
Higher One Holdings, Inc. (a)	32,730	64,805
IBM Corp.	1,222,644	180,816,821
Information Services Group, Inc.	18,000	66,780
Innodata, Inc. (a)	14,010	33,484
InterCloud Systems, Inc. (a)(d)	31,397	58,712
Jack Henry & Associates, Inc.	113,196	7,692,800
Leidos Holdings, Inc.	88,093	3,706,953
Lionbridge Technologies, Inc. (a)	69,212	368,900
ManTech International Corp. Class A	31,242	855,718
MasterCard, Inc. Class A	1,286,629	118,845,921
Mattersight Corp. (a)	9,437	61,341
Maximus, Inc.	89,775	5,435,876
ModusLink Global Solutions, Inc. (a)(d)	31,030	97,745
MoneyGram International, Inc. (a)(d)	66,937	585,029
NCI, Inc. Class A	12,261	174,964
Neustar, Inc. Class A (a)(d)	75,999	2,124,172
Paychex, Inc.	438,389	19,578,453
PayPal Holdings, Inc. (a)	1,476,236	51,668,260
Perficient, Inc. (a)	51,600	854,496
PFSweb, Inc. (a)	13,037	170,133
Planet Payment, Inc. (a)	40,113	118,734
PRG-Schultz International, Inc. (a)	36,569	132,014
Sabre Corp. (d)	176,887	4,814,864
Science Applications International Corp.	56,960	2,777,939
ServiceSource International, Inc. (a)	93,929	445,223
StarTek, Inc. (a)	2,150	7,826
Sykes Enterprises, Inc. (a)	50,731	1,275,885
Syntel, Inc. (a)	49,784	2,212,899
Teletech Holdings, Inc.	29,721	803,953
Teradata Corp. (a)(d)	194,061	5,672,403
The Western Union Co.	683,183	12,597,895
Total System Services, Inc.	219,615	10,064,955
Unisys Corp. (a)(d)	68,286	899,327
Vantiv, Inc. (a)	190,614	8,394,641
VeriFone Systems, Inc. (a)	171,272	5,350,537
Virtusa Corp. (a)(d)	35,863	1,897,870
Visa, Inc. Class A	2,576,924	183,734,681
WEX, Inc. (a)(d)	57,655	5,450,127
WidePoint Corp. (a)(d)	71,654	81,686
Xerox Corp.	1,386,264	14,098,305
		1,019,099,158
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	54,545	1,323,807
Advanced Micro Devices, Inc. (a)(d)	853,764	1,545,313
AEHR Test Systems (a)	3,126	7,502

	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	24,379	$ 186,499
Altera Corp.	400,951	19,466,171
Amkor Technology, Inc. (a)	161,169	870,313
Amtech Systems, Inc. (a)(d)	13,719	74,906
ANADIGICS, Inc. (a)(d)	109,969	35,630
Analog Devices, Inc.	415,318	23,199,663
Applied Materials, Inc.	1,642,042	26,412,246
Applied Micro Circuits Corp. (a)(d)	98,689	577,331
Ascent Solar Technologies, Inc. (a)(d)	3,309	364
Atmel Corp.	546,044	4,461,179
ATRM Holdings, Inc. (a)	206	558
ATRM Holdings, Inc. rights	206	0
Avago Technologies Ltd.	346,317	43,625,552
Axcelis Technologies, Inc. (a)	123,333	402,066
AXT, Inc. (a)	31,515	69,018
Broadcom Corp. Class A	725,236	37,472,944
Brooks Automation, Inc.	91,115	945,774
Cabot Microelectronics Corp. (a)	37,906	1,644,362
Cascade Microtech, Inc. (a)	10,667	164,485
Cavium, Inc. (a)(d)	76,292	5,189,382
Ceva, Inc. (a)	25,211	485,312
Cirrus Logic, Inc. (a)	81,891	2,469,833
Cohu, Inc.	35,195	341,392
Cree, Inc. (a)(d)	147,267	4,008,608
CVD Equipment Corp. (a)(d)	24,298	267,521
CyberOptics Corp. (a)	4,784	32,531
Cypress Semiconductor Corp.	433,116	4,331,160
Diodes, Inc. (a)	57,239	1,127,036
DSP Group, Inc. (a)	34,788	304,395
Entegris, Inc. (a)	188,525	2,588,448
Exar Corp. (a)	64,569	380,957
Fairchild Semiconductor International, Inc. (a)	166,600	2,265,760
First Solar, Inc. (a)(d)	100,730	4,818,923
FormFactor, Inc. (a)	79,303	527,365
Freescale Semiconductor, Inc. (a)	134,524	4,806,543
GigOptix, Inc. (a)	17,428	29,105
GSI Technology, Inc. (a)	18,344	85,483
Ikanos Communications, Inc. (a)	3,504	9,566
Inphi Corp. (a)(d)	34,951	829,737
Integrated Device Technology, Inc. (a)	204,802	3,889,190
Integrated Silicon Solution, Inc.	43,960	965,801
Intel Corp.	6,336,553	180,845,223
Intermolecular, Inc. (a)	6,975	14,927
Intersil Corp. Class A	184,646	1,946,169
Intest Corp. (a)	2,175	8,809
IXYS Corp.	38,644	455,613
KLA-Tencor Corp.	210,656	10,555,972
Kopin Corp. (a)	69,745	216,210
Kulicke & Soffa Industries, Inc. (a)	102,964	1,087,300
Lam Research Corp.	209,919	15,275,806
Lattice Semiconductor Corp. (a)	185,835	776,790
Linear Technology Corp.	312,661	12,593,985
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	$ 717,860
Marvell Technology Group Ltd.	561,358	6,326,505
Mattson Technology, Inc. (a)	96,321	270,662
Maxim Integrated Products, Inc.	378,669	12,749,785
MaxLinear, Inc. Class A (a)	86,669	862,357
Microchip Technology, Inc.	279,693	11,886,953
Micron Technology, Inc. (a)	1,441,863	23,660,972
Microsemi Corp. (a)	130,006	4,128,991
MKS Instruments, Inc.	79,982	2,695,393
Monolithic Power Systems, Inc.	46,150	2,219,354
MoSys, Inc. (a)(d)	60,423	90,030
Nanometrics, Inc. (a)(d)	28,664	398,143
NeoPhotonics Corp. (a)	34,278	248,173
NVE Corp.	6,043	317,378
NVIDIA Corp.	677,564	15,231,639
Omnivision Technologies, Inc. (a)	79,921	1,910,112
ON Semiconductor Corp. (a)	558,505	5,336,515
PDF Solutions, Inc. (a)	38,716	471,561
Pericom Semiconductor Corp.	26,821	326,680
Photronics, Inc. (a)(d)	86,016	783,606
Pixelworks, Inc. (a)(d)	22,798	106,467
PMC-Sierra, Inc. (a)	268,208	1,687,028
Power Integrations, Inc.	37,256	1,462,298
Qorvo, Inc. (a)	198,199	11,002,026
QuickLogic Corp. (a)(d)	61,486	83,006
Rambus, Inc. (a)(d)	153,264	2,058,336
Rubicon Technology, Inc. (a)(d)	25,049	35,069
Rudolph Technologies, Inc. (a)(d)	38,164	486,973
Semtech Corp. (a)	87,042	1,475,362
Sigma Designs, Inc. (a)	51,095	503,286
Silicon Laboratories, Inc. (a)(d)	57,784	2,512,448
Skyworks Solutions, Inc.	253,177	22,115,011
Solar3D, Inc. (a)(d)	12,722	37,784
SolarEdge Technologies, Inc. (d)	13,325	334,724
STR Holdings, Inc. (a)	12,411	10,177
SunEdison Semiconductor Ltd. (a)(d)	98,050	1,176,600
SunEdison, Inc. (a)(d)	382,663	3,979,695
SunPower Corp. (a)(d)	71,760	1,740,898
Synaptics, Inc. (a)(d)	48,305	3,385,697
Teradyne, Inc.	294,988	5,321,584
Tessera Technologies, Inc.	64,088	2,098,241
Texas Instruments, Inc.	1,388,808	66,440,575
Ultra Clean Holdings, Inc. (a)	39,254	266,535
Ultratech, Inc. (a)(d)	41,332	710,910
Veeco Instruments, Inc. (a)(d)	53,983	1,245,388
Xcerra Corp. (a)	63,706	398,800
Xilinx, Inc.	340,456	14,261,702
		661,585,824
Software - 3.9%
A10 Networks, Inc. (a)	15,911	105,649

	Shares	Value
ACI Worldwide, Inc. (a)(d)	149,880	$ 3,196,940
Activision Blizzard, Inc.	667,465	19,109,523
Adobe Systems, Inc. (a)	634,163	49,826,187
American Software, Inc. Class A	15,166	138,921
ANSYS, Inc. (a)	118,326	10,483,684
Aspen Technology, Inc. (a)(d)	119,658	4,531,448
Autodesk, Inc. (a)	300,177	14,033,275
Barracuda Networks, Inc. (a)(d)	18,881	496,381
Blackbaud, Inc.	66,634	3,807,467
Bottomline Technologies, Inc. (a)(d)	50,588	1,352,723
BroadSoft, Inc. (a)	38,869	1,226,706
BSQUARE Corp. (a)	11,182	67,875
CA Technologies, Inc.	411,696	11,235,184
Cadence Design Systems, Inc. (a)(d)	384,702	7,701,734
Callidus Software, Inc. (a)	76,895	1,212,634
CDK Global, Inc.	217,446	10,772,275
Citrix Systems, Inc. (a)	217,076	14,785,046
CommVault Systems, Inc. (a)	56,734	2,033,347
Comverse, Inc. (a)(d)	36,598	689,506
Covisint Corp. (a)(d)	39,763	107,360
Datawatch Corp. (a)(d)	9,730	50,596
Digimarc Corp. (a)(d)	12,143	463,013
Digital Turbine, Inc. (a)(d)	41,910	109,385
Document Security Systems, Inc. (a)	19,824	3,568
Ebix, Inc. (d)	35,461	1,006,738
Electronic Arts, Inc. (a)	410,478	27,153,120
Ellie Mae, Inc. (a)	36,500	2,643,695
EnerNOC, Inc. (a)(d)	34,204	319,465
Envivio, Inc. (a)	6,801	12,650
EPIQ Systems, Inc.	43,230	549,886
ePlus, Inc. (a)(d)	7,158	542,004
Evolving Systems, Inc.	4,973	29,739
FactSet Research Systems, Inc.	53,360	8,426,611
Fair Isaac Corp.	40,570	3,471,575
FalconStor Software, Inc. (a)	37,427	64,374
FireEye, Inc. (a)(d)	40,394	1,526,085
Fortinet, Inc. (a)	190,820	8,041,155
Gigamon, Inc. (a)	29,295	667,340
Glu Mobile, Inc. (a)(d)	137,155	629,541
GSE Systems, Inc. (a)	388	520
Guidance Software, Inc. (a)(d)	26,710	189,641
Guidewire Software, Inc. (a)(d)	94,635	5,291,043
HubSpot, Inc.	13,055	617,371
Imperva, Inc. (a)	33,694	2,007,489
Infoblox, Inc. (a)	66,164	1,272,995
Interactive Intelligence Group, Inc. (a)(d)	22,204	777,362
Intuit, Inc.	367,269	31,493,317
Jive Software, Inc. (a)	60,361	272,228
Liquid Holdings Group, Inc. (a)	3,912	278
Majesco Entertainment Co. (a)	2,850	3,677
Manhattan Associates, Inc. (a)	94,877	5,548,407
Mentor Graphics Corp.	140,666	3,634,809
Microsoft Corp.	10,804,235	470,200,307
MicroStrategy, Inc. Class A (a)	12,438	2,471,431
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Mitek Systems, Inc. (a)(d)	15,896	$ 52,457
MobileIron, Inc. (a)	11,083	45,551
Model N, Inc. (a)	14,428	148,608
Monotype Imaging Holdings, Inc.	56,070	1,187,563
NetScout Systems, Inc. (a)	124,298	4,543,092
NetSol Technologies, Inc. (a)	10,165	47,776
NetSuite, Inc. (a)(d)	50,640	4,499,364
Nuance Communications, Inc. (a)	363,825	5,992,198
Oracle Corp.	4,259,408	157,981,443
Parametric Technology Corp. (a)	160,536	5,316,952
Park City Group, Inc. (a)(d)	12,676	149,070
Paycom Software, Inc. (a)(d)	31,787	1,225,071
Paylocity Holding Corp. (a)(d)	19,150	632,333
Pegasystems, Inc.	51,980	1,274,030
Progress Software Corp. (a)	64,141	1,737,580
Proofpoint, Inc. (a)(d)	44,316	2,496,763
PROS Holdings, Inc. (a)(d)	29,264	647,320
QAD, Inc.:
Class A	10,065	253,336
Class B	4,298	87,292
Qlik Technologies, Inc. (a)	120,564	4,564,553
Qualys, Inc. (a)(d)	28,775	836,202
RealPage, Inc. (a)	75,910	1,397,503
Red Hat, Inc. (a)	243,769	17,602,559
Rosetta Stone, Inc. (a)	15,141	105,533
Rovi Corp. (a)(d)	119,303	1,320,684
Salesforce.com, Inc. (a)	815,732	56,579,172
SeaChange International, Inc. (a)(d)	36,866	222,671
ServiceNow, Inc. (a)(d)	184,283	13,076,722
Silver Spring Networks, Inc. (a)(d)	47,301	548,692
Smith Micro Software, Inc. (a)(d)	41,455	32,749
SolarWinds, Inc. (a)(d)	91,872	3,651,912
Solera Holdings, Inc.	89,600	4,316,032
Sonic Foundry, Inc. (a)	155	1,032
Splunk, Inc. (a)	167,513	10,380,781
SS&C Technologies Holdings, Inc.	97,775	6,623,279
Symantec Corp.	914,834	18,744,949
Synchronoss Technologies, Inc. (a)(d)	46,956	1,896,553
Synopsys, Inc. (a)	211,747	9,937,287
Tableau Software, Inc. (a)	57,949	5,457,057
Take-Two Interactive Software, Inc. (a)(d)	106,405	3,099,578
Tangoe, Inc. (a)(d)	45,871	344,033
TeleCommunication Systems, Inc. Class A (a)	49,377	172,820
TeleNav, Inc. (a)	29,532	208,791
The Rubicon Project, Inc. (a)(d)	36,843	530,539
TiVo, Inc. (a)	121,206	1,102,975
Tubemogul, Inc. (a)(d)	19,314	213,613
Tyler Technologies, Inc. (a)	46,651	6,439,704
Ultimate Software Group, Inc. (a)(d)	37,872	6,672,668

	Shares	Value
Varonis Systems, Inc. (a)(d)	6,875	$ 136,125
Vasco Data Security International, Inc. (a)(d)	33,825	565,554
Verint Systems, Inc. (a)	81,394	4,340,742
VirnetX Holding Corp. (a)(d)	50,110	181,899
VMware, Inc. Class A (a)	114,543	9,066,078
Voltari Corp. (a)(d)	4,240	28,450
Vringo, Inc. (a)(d)	98,619	59,300
Wave Systems Corp. Class A (a)	27,069	3,736
Workday, Inc. Class A (a)(d)	129,139	9,073,306
Workiva, Inc. (d)	11,374	162,989
Yodlee, inc.	5,321	86,253
Zendesk, Inc. (a)(d)	72,382	1,496,860
Zix Corp. (a)(d)	43,773	191,726
Zynga, Inc. (a)	854,957	2,163,041
		1,128,359,781
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)(d)	135,851	1,865,234
Apple, Inc.	7,691,172	867,256,529
Astro-Med, Inc.	4,606	64,208
Avid Technology, Inc. (a)	38,570	320,517
Concurrent Computer Corp.	6,675	35,912
Cray, Inc. (a)(d)	56,559	1,198,485
Crossroads Systems, Inc. (a)(d)	13,606	13,742
Dataram Corp. (a)	556	767
Diebold, Inc.	89,599	2,788,321
Dot Hill Systems Corp. (a)	109,713	1,060,925
Electronics for Imaging, Inc. (a)(d)	67,250	2,943,533
EMC Corp.	2,599,773	64,656,355
Hewlett-Packard Co.	2,419,672	67,895,996
Hutchinson Technology, Inc. (a)(d)	41,790	62,685
Imation Corp. (a)(d)	42,037	129,894
Immersion Corp. (a)	59,681	691,703
Intevac, Inc. (a)	17,689	83,315
Lexmark International, Inc. Class A	80,451	2,411,921
NCR Corp. (a)	225,662	5,661,860
NetApp, Inc.	408,646	13,060,326
Nimble Storage, Inc. (a)(d)	33,564	894,816
QLogic Corp. (a)(d)	107,276	1,109,234
Quantum Corp. (a)	334,686	391,583
SanDisk Corp.	276,736	15,098,716
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (d)	429,557	22,079,230
Silicon Graphics International Corp. (a)(d)	44,110	220,550
Super Micro Computer, Inc. (a)(d)	48,860	1,336,321
Transact Technologies, Inc.	3,411	25,617
U.S.A. Technologies, Inc. (a)(d)	38,549	120,658
Violin Memory, Inc. (a)(d)	107,011	189,409
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Western Digital Corp.	288,661	$ 23,658,656
Xplore Technologies Corp. (a)	2,067	11,627
		1,097,338,645
TOTAL INFORMATION TECHNOLOGY		5,517,302,220
MATERIALS - 3.2%
Chemicals - 2.2%
A. Schulman, Inc.	37,252	1,278,861
Air Products & Chemicals, Inc.	257,531	35,933,300
Airgas, Inc.	91,745	8,855,227
Albemarle Corp. U.S.	148,323	6,705,683
American Vanguard Corp. (d)	32,955	440,279
Ashland, Inc.	82,040	8,611,739
Axalta Coating Systems	177,148	5,170,950
Axiall Corp.	95,126	2,402,883
Balchem Corp.	41,590	2,434,263
BioAmber, Inc. (a)(d)	11,869	70,146
Cabot Corp.	93,185	3,156,176
Calgon Carbon Corp.	83,129	1,351,678
Celanese Corp. Class A	206,504	12,522,403
CF Industries Holdings, Inc.	315,502	18,103,505
Chase Corp.	7,216	285,032
Chemtura Corp. (a)(d)	110,727	3,011,774
Codexis, Inc. (a)	27,884	104,007
Core Molding Technologies, Inc. (a)	5,919	129,330
Cytec Industries, Inc.	95,278	7,069,628
E.I. du Pont de Nemours & Co.	1,208,916	62,259,174
Eastman Chemical Co.	199,004	14,419,830
Ecolab, Inc.	359,687	39,256,239
Ferro Corp. (a)	111,135	1,366,961
Flotek Industries, Inc. (a)(d)	68,404	1,337,982
FMC Corp.	180,812	7,650,156
FutureFuel Corp.	31,043	312,913
H.B. Fuller Co.	67,806	2,457,289
Hawkins, Inc.	10,959	416,990
Huntsman Corp.	272,597	4,506,028
Innophos Holdings, Inc.	26,761	1,286,401
Innospec, Inc. (d)	50,796	2,494,084
International Flavors & Fragrances, Inc.	106,161	11,629,938
Intrepid Potash, Inc. (a)(d)	76,176	602,552
KMG Chemicals, Inc.	10,303	208,121
Koppers Holdings, Inc.	30,390	632,112
Kraton Performance Polymers, Inc. (a)	41,276	871,336
Kronos Worldwide, Inc.	34,238	253,704
LSB Industries, Inc. (a)(d)	24,837	593,853
LyondellBasell Industries NV Class A	525,720	44,885,974
Marrone Bio Innovations, Inc. (a)(d)	15,737	32,103
Metabolix, Inc. (a)(d)	6,939	14,988

	Shares	Value
Minerals Technologies, Inc.	52,154	$ 2,805,364
Monsanto Co.	635,640	62,070,246
NewMarket Corp.	14,138	5,418,247
Olin Corp. (d)	99,200	1,980,032
OM Group, Inc.	38,003	1,273,101
OMNOVA Solutions, Inc. (a)	52,644	331,131
Platform Specialty Products Corp. (a)(d)	173,654	3,323,738
PolyOne Corp.	133,312	4,328,641
PPG Industries, Inc.	361,251	34,423,608
Praxair, Inc.	386,931	40,917,953
Quaker Chemical Corp.	17,331	1,375,388
Rayonier Advanced Materials, Inc.	58,598	399,638
Rentech, Inc. (a)(d)	27,522	193,480
RPM International, Inc.	174,175	7,637,574
Senomyx, Inc. (a)(d)	66,138	440,479
Sensient Technologies Corp.	66,412	4,326,742
Sherwin-Williams Co.	105,315	26,940,630
Sigma Aldrich Corp.	153,653	21,420,765
Stepan Co.	25,296	1,139,079
The Chemours Co. LLC (d)	236,083	2,282,923
The Dow Chemical Co.	1,448,360	63,380,234
The Mosaic Co.	412,634	16,847,846
The Scotts Miracle-Gro Co. Class A	62,435	3,882,833
Trecora Resources (a)	28,770	371,708
Tredegar Corp.	35,793	518,641
Trinseo SA (a)(d)	14,093	410,670
Tronox Ltd. Class A	94,701	762,343
Valhi, Inc.	35,553	100,259
Valspar Corp.	98,947	7,252,815
W.R. Grace & Co. (a)	96,180	9,516,049
Westlake Chemical Corp.	54,245	2,995,951
		644,193,700
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,714,271
Headwaters, Inc. (a)	105,333	2,125,620
Martin Marietta Materials, Inc.	81,250	13,633,750
Summit Materials, Inc. (d)	56,609	1,328,047
U.S. Concrete, Inc. (a)(d)	16,515	855,147
United States Lime & Minerals, Inc.	1,189	58,546
Vulcan Materials Co.	171,417	16,048,060
		39,763,441
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	354,524
Aptargroup, Inc.	88,846	5,984,667
Avery Dennison Corp.	116,845	6,786,358
Ball Corp.	179,480	11,829,527
Bemis Co., Inc.	135,781	5,759,830
Berry Plastics Group, Inc. (a)	152,447	4,512,431
Crown Holdings, Inc. (a)	190,020	9,419,291
Graphic Packaging Holding Co.	419,942	5,921,182
Greif, Inc. Class A	45,093	1,320,323
Myers Industries, Inc.	29,894	426,288
Owens-Illinois, Inc. (a)	211,253	4,404,625
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	131,470	$ 8,822,952
Sealed Air Corp.	270,921	13,938,885
Silgan Holdings, Inc.	68,205	3,571,214
Sonoco Products Co.	132,134	5,195,509
UFP Technologies, Inc. (a)	2,454	52,810
WestRock Co.	346,708	20,577,120
		108,877,536
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(d)	36,860	102,102
AK Steel Holding Corp. (a)(d)	237,608	734,209
Alcoa, Inc.	1,734,355	16,389,655
Allegheny Technologies, Inc.	142,232	2,746,500
Ampco-Pittsburgh Corp.	10,414	128,300
Carpenter Technology Corp.	70,077	2,733,003
Century Aluminum Co. (a)(d)	60,542	339,035
Cliffs Natural Resources, Inc. (d)	197,662	784,718
Coeur d'Alene Mines Corp. (a)	178,852	600,943
Commercial Metals Co. (d)	150,267	2,359,192
Compass Minerals International, Inc.	43,886	3,554,766
Comstock Mining, Inc. (a)(d)	56,723	31,209
Freeport-McMoRan, Inc.	1,385,847	14,745,412
Friedman Industries	2,001	12,046
General Moly, Inc. (a)(d)	60,513	29,651
Globe Specialty Metals, Inc.	84,020	1,154,435
Gold Resource Corp. (d)	67,805	161,376
Golden Minerals Co. (a)(d)	71,014	24,145
Handy & Harman Ltd. (a)	5,646	142,392
Haynes International, Inc.	18,364	701,872
Hecla Mining Co. (d)	492,109	1,013,745
Horsehead Holding Corp. (a)(d)	81,215	664,339
Kaiser Aluminum Corp.	23,771	1,986,780
Materion Corp.	26,862	831,648
McEwen Mining, Inc. (d)	267,762	244,333
Mines Management, Inc. (a)(d)	24,109	8,752
Newmont Mining Corp.	707,424	12,075,728
Noranda Aluminium Holding Corp.	10,472	41,364
Nucor Corp.	435,280	18,843,271
Olympic Steel, Inc.	12,703	164,504
Paramount Gold Nevada Corp. (a)(d)	7,958	10,266
Real Industries, Inc. (a)(d)	30,069	291,068
Reliance Steel & Aluminum Co.	109,200	6,346,704
Royal Gold, Inc. (d)	85,360	4,107,523
Ryerson Holding Corp. (d)	16,025	122,111
Schnitzer Steel Industries, Inc. Class A	32,409	561,000
Solitario Exploration & Royalty Corp. (a)	18,115	9,239
Steel Dynamics, Inc.	326,759	6,365,265
Stillwater Mining Co. (a)(d)	150,988	1,441,935
SunCoke Energy, Inc.	82,551	947,685
Synalloy Corp.	8,615	84,082
Timberline Resources Corp. (a)(d)	1,583	427
TimkenSteel Corp.	51,850	926,560

	Shares	Value
U.S. Antimony Corp. (a)	24,962	$ 13,729
United States Steel Corp. (d)	189,689	3,107,106
Universal Stainless & Alloy Products, Inc. (a)	6,659	86,500
Worthington Industries, Inc.	71,924	1,840,535
		109,611,160
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)(d)	50,323	1,632,981
Clearwater Paper Corp. (a)	24,633	1,380,926
Deltic Timber Corp.	17,765	1,103,384
Domtar Corp.	88,151	3,544,552
International Paper Co.	563,464	24,307,837
Kapstone Paper & Packaging Corp.	133,397	2,906,721
Louisiana-Pacific Corp. (a)(d)	182,513	3,000,514
Mercer International, Inc. (SBI)	60,804	696,206
Neenah Paper, Inc.	22,009	1,270,359
P.H. Glatfelter Co.	59,579	1,075,997
Resolute Forest Products (a)	124,589	1,257,103
Schweitzer-Mauduit International, Inc.	39,736	1,403,873
Verso Corp. (a)	23,529	5,647
Wausau-Mosinee Paper Corp.	73,993	576,405
		44,162,505
TOTAL MATERIALS		946,608,342
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	108,218	836,525
Alaska Communication Systems Group, Inc. (a)	135,810	301,498
AT&T, Inc.	8,195,261	272,082,665
Atlantic Tele-Network, Inc.	16,949	1,211,006
CenturyLink, Inc.	768,501	20,780,267
Cincinnati Bell, Inc. (a)	238,118	816,745
Cogent Communications Group, Inc.	64,769	1,798,635
Consolidated Communications Holdings, Inc.	61,850	1,206,694
Elephant Talk Communication, Inc. (a)	63,184	18,955
FairPoint Communications, Inc. (a)(d)	43,838	717,190
Frontier Communications Corp.	1,538,878	7,802,111
General Communications, Inc. Class A (a)	33,964	572,293
Globalstar, Inc. (a)(d)	350,014	616,025
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	258,309
IDT Corp. Class B	44,765	699,229
inContact, Inc. (a)(d)	91,764	692,818
Inteliquent, Inc.	40,660	744,891
Intelsat SA (a)	32,748	316,673
Iridium Communications, Inc. (a)(d)	122,967	916,104
Level 3 Communications, Inc. (a)	401,204	17,945,855
Lumos Networks Corp.	23,791	279,306
ORBCOMM, Inc. (a)(d)	70,388	428,663
pdvWireless (d)	16,308	521,367
Premiere Global Services, Inc. (a)	64,433	694,588
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Straight Path Communications, Inc. Class B (a)(d)	22,382	$ 509,191
Towerstream Corp. (a)(d)	47,502	70,778
Verizon Communications, Inc.	5,439,589	250,275,490
Vonage Holdings Corp. (a)	257,043	1,426,589
Windstream Holdings, Inc. (d)	126,904	912,440
Zayo Group Holdings, Inc. (d)	56,193	1,571,718
		587,024,618
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	117,697
Leap Wireless International, Inc. rights (a)	51,525	129,843
NTELOS Holdings Corp. (a)	21,397	196,210
RingCentral, Inc. (a)	30,636	527,246
SBA Communications Corp. Class A (a)	168,452	19,911,026
Shenandoah Telecommunications Co.	30,093	1,164,298
Spok Holdings, Inc.	43,148	712,373
Sprint Corp. (a)(d)	1,062,325	5,375,365
T-Mobile U.S., Inc. (a)	352,922	13,979,240
Telephone & Data Systems, Inc.	127,836	3,635,656
U.S. Cellular Corp. (a)	27,310	1,008,285
		46,757,239
TOTAL TELECOMMUNICATION SERVICES		633,781,857
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	57,065	2,726,566
American Electric Power Co., Inc.	647,957	35,177,586
Cleco Corp.	79,786	4,274,934
Duke Energy Corp.	922,988	65,449,079
Edison International	432,431	25,288,565
El Paso Electric Co.	52,601	1,862,075
Empire District Electric Co.	52,048	1,126,839
Entergy Corp.	232,801	15,208,889
Eversource Energy	438,436	20,711,717
Exelon Corp.	1,151,166	35,409,866
FirstEnergy Corp.	554,719	17,728,819
Genie Energy Ltd. Class B	17,082	182,777
Great Plains Energy, Inc.	198,778	4,953,548
Hawaiian Electric Industries, Inc. (d)	152,910	4,322,766
IDACORP, Inc.	76,754	4,556,885
ITC Holdings Corp.	206,852	6,764,060
MGE Energy, Inc.	52,920	2,035,303
NextEra Energy, Inc.	586,743	57,741,379
OGE Energy Corp.	285,946	8,017,926
Otter Tail Corp.	51,440	1,327,666
Pepco Holdings, Inc.	337,341	7,752,096
Pinnacle West Capital Corp.	173,049	10,301,607
PNM Resources, Inc.	111,489	2,855,233
Portland General Electric Co.	117,998	4,075,651
PPL Corp.	899,583	27,878,077

	Shares	Value
Southern Co.	1,198,821	$ 52,040,820
UIL Holdings Corp.	76,048	3,462,465
Unitil Corp.	19,695	709,217
Westar Energy, Inc.	214,666	7,846,042
Xcel Energy, Inc.	658,890	22,224,360
		454,012,813
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,293,648
Atmos Energy Corp.	139,029	7,617,399
Chesapeake Utilities Corp.	20,319	1,001,117
Delta Natural Gas Co., Inc.	3,078	62,822
Gas Natural, Inc.	8,386	74,719
Laclede Group, Inc.	56,728	3,003,180
National Fuel Gas Co. (d)	112,990	6,096,940
New Jersey Resources Corp.	119,581	3,380,555
Northwest Natural Gas Co.	34,699	1,526,062
ONE Gas, Inc. (d)	75,398	3,239,852
Piedmont Natural Gas Co., Inc. (d)	100,435	3,874,782
Questar Corp.	223,693	4,319,512
South Jersey Industries, Inc.	85,148	2,052,067
Southwest Gas Corp.	71,765	3,953,534
UGI Corp.	238,124	8,115,266
WGL Holdings, Inc.	66,091	3,582,132
		62,193,587
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,158
Black Hills Corp.	65,476	2,604,635
Calpine Corp. (a)	445,752	7,105,287
Dynegy, Inc. (a)(d)	145,606	3,749,355
NRG Energy, Inc.	440,862	8,781,971
NRG Yield, Inc.:
Class A	44,523	700,347
Class C	77,749	1,248,649
Ormat Technologies, Inc. (d)	50,068	1,762,394
Pattern Energy Group, Inc. (d)	75,196	1,704,693
Talen Energy Corp. (a)	106,771	1,521,487
Terraform Power, Inc. (d)	82,623	1,859,018
The AES Corp.	910,005	10,920,060
U.S. Geothermal, Inc. (a)(d)	163,207	98,577
Vivint Solar, Inc. (d)	34,907	434,243
		42,498,874
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,312,922
Ameren Corp.	325,246	13,104,161
Avista Corp.	75,556	2,371,703
CenterPoint Energy, Inc.	597,986	11,134,499
CMS Energy Corp.	356,232	11,677,285
Consolidated Edison, Inc.	381,622	24,007,840
Dominion Resources, Inc.	782,742	54,596,255
DTE Energy Co.	232,690	18,163,781
MDU Resources Group, Inc.	267,810	4,796,477
NiSource, Inc.	409,835	6,881,130
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NorthWestern Energy Corp.	61,570	$ 3,179,475
PG&E Corp.	635,764	31,521,179
Public Service Enterprise Group, Inc.	668,723	26,916,101
SCANA Corp.	185,122	9,791,103
Sempra Energy	308,655	29,275,927
TECO Energy, Inc.	313,546	6,606,414
Vectren Corp.	130,243	5,239,676
WEC Energy Group, Inc.	441,476	21,036,331
		288,612,259
Water Utilities - 0.1%
American States Water Co.	52,884	1,996,371
American Water Works Co., Inc.	245,033	12,727,014
Aqua America, Inc.	258,851	6,564,461
Artesian Resources Corp. Class A	8,755	192,522
Cadiz, Inc. (a)(d)	14,651	117,648
California Water Service Group	63,187	1,303,548
Connecticut Water Service, Inc.	7,536	261,876
Middlesex Water Co.	7,054	160,549
Pure Cycle Corp. (a)(d)	17,116	85,580
SJW Corp.	14,844	426,617
York Water Co.	40,150	852,385
		24,688,571
TOTAL UTILITIES		872,006,104
TOTAL COMMON STOCKS (Cost $20,962,171,357)		28,891,933,835
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18	$ 20,495	26,311
TOTAL CONVERTIBLE BONDS (Cost $20,495)		26,311
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 2/4/16 to 3/31/16 (e) (Cost $14,984,313)	15,000,000	14,981,613
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	328,186,271	$ 328,186,271
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,815,349,240	1,815,349,240
TOTAL MONEY MARKET FUNDS (Cost $2,143,535,511)		2,143,535,511
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $23,120,711,676)		31,050,477,270
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(1,764,085,284)
NET ASSETS - 100%		$ 29,286,391,986
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
807 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 79,457,220	$ (4,612,908)
473 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	232,857,900	(4,080,443)
162 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	22,914,900	(704,214)
395 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	45,721,250	(1,433,647)
TOTAL EQUITY INDEX CONTRACTS		$ 380,951,270	$ (10,831,212)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,981,613.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205,636
Fidelity Securities Lending Cash Central Fund	6,235,654
Total	$ 6,441,290
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,937,535,635	$ 3,937,535,635	$ -	$ -
Consumer Staples	2,439,801,683	2,439,801,683	-	-
Energy	1,912,546,424	1,912,546,424	-	-
Financials	5,251,583,612	5,251,583,205	407	-
Health Care	4,321,904,625	4,321,904,625	-	-
Industrials	3,058,863,333	3,058,852,768	-	10,565
Information Technology	5,517,302,220	5,517,302,220	-	-
Materials	946,608,342	946,608,342	-	-
Telecommunication Services	633,781,857	633,652,014	-	129,843
Utilities	872,006,104	872,006,104	-	-
Corporate Bonds	26,311	-	26,311	-
U.S. Government and Government Agency Obligations	14,981,613	-	14,981,613	-
Money Market Funds	2,143,535,511	2,143,535,511	-	-
Total Investments in Securities:	$ 31,050,477,270	$ 31,035,328,531	$ 15,008,331	$ 140,408
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,831,212)	$ (10,831,212)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,831,212)
Total Value of Derivatives	$ -	$ (10,831,212)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,761,017,957) - See accompanying schedule: Unaffiliated issuers (cost $20,977,176,165)	$ 28,906,941,759
Fidelity Central Funds (cost $2,143,535,511)	2,143,535,511
Total Investments (cost $23,120,711,676)		$ 31,050,477,270
Segregated cash with brokers for derivative instruments		5,472,971
Cash		17,886,991
Receivable for investments sold		9,781,918
Receivable for fund shares sold		80,897,782
Dividends receivable		56,553,297
Distributions receivable from Fidelity Central Funds		954,586
Receivable from investment adviser for expense reductions		372,272
Other receivables		427,180
Total assets		31,222,824,267

Liabilities
Payable for investments purchased	$ 100,078,132
Payable for fund shares redeemed	14,794,438
Accrued management fee	876,009
Payable for daily variation margin for derivative instruments	4,212,653
Other affiliated payables	715,278
Other payables and accrued expenses	406,531
Collateral on securities loaned, at value	1,815,349,240
Total liabilities		1,936,432,281

Net Assets		$ 29,286,391,986
Net Assets consist of:
Paid in capital		$ 21,018,223,233
Undistributed net investment income		300,698,064
Accumulated undistributed net realized gain (loss) on investments		48,536,307
Net unrealized appreciation (depreciation) on investments		7,918,934,382
Net Assets		$ 29,286,391,986

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,927,056,491 ÷ 33,140,215 shares)	$ 58.15

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,719,591,651 ÷ 321,868,575 shares)	$ 58.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,230,660,261 ÷ 21,162,264 shares)	$ 58.15

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($816,851,544 ÷ 14,047,213 shares)	$ 58.15

Class F: Net Asset Value, offering price and redemption price per share ($6,592,232,039 ÷ 113,333,822 shares)	$ 58.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 279,818,892
Interest		10,565
Income from Fidelity Central Funds		6,441,290
Total income		286,270,747

Expenses
Management fee	$ 5,280,148
Transfer agent fees	4,324,071
Independent trustees' compensation	64,250
Miscellaneous	22,428
Total expenses before reductions	9,690,897
Expense reductions	(2,261,314)	7,429,583
Net investment income (loss)		278,841,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,177,610
Futures contracts	10,618,797
Total net realized gain (loss)		134,796,407
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,013,673,738)
Assets and liabilities in foreign currencies	(71)
Futures contracts	(24,400,092)
Total change in net unrealized appreciation (depreciation)		(2,038,073,901)
Net gain (loss)		(1,903,277,494)
Net increase (decrease) in net assets resulting from operations		$ (1,624,436,330)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,841,164	$ 506,880,820
Net realized gain (loss)	134,796,407	201,575,642
Change in net unrealized appreciation (depreciation)	(2,038,073,901)	2,774,794,616
Net increase (decrease) in net assets resulting from operations	(1,624,436,330)	3,483,251,078
Distributions to shareholders from net investment income	(81,439,410)	(439,015,704)
Share transactions - net increase (decrease)	1,490,059,146	2,735,964,444
Redemption fees	158,865	389,476
Total increase (decrease) in net assets	(215,657,729)	5,780,589,294

Net Assets
Beginning of period	29,502,049,715	23,721,460,421
End of period (including undistributed net investment income of $300,698,064 and undistributed net investment income of $103,296,310, respectively)	$ 29,286,391,986	$ 29,502,049,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) D	.55	1.10	.92	.87	.68	.61
Net realized and unrealized gain (loss)	(3.82)	6.51	10.74	4.40	.96	7.03
Total from investment operations	(3.27)	7.61	11.66	5.27	1.64	7.64
Distributions from net investment income	(.16)	(.94)	(.80)	(.77)	(.65)	(.60)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.16)	(.94)	(.80)	(.77)	(.65)	(.62)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56
Total ReturnB, C	(5.33)%	13.94%	26.62%	13.50%	4.46%	24.39%
Ratios to Average Net AssetsE, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.80%A	1.91%	1.85%	2.15%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927,056	$ 1,943,259	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss)D	.57	1.13	.94	.89	.69	.62
Net realized and unrealized gain (loss)	(3.83)	6.52	10.73	4.39	.97	7.03
Total from investment operations	(3.26)	7.65	11.67	5.28	1.66	7.65
Distributions from net investment income	(.17)	(.97)	(.82)	(.78)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.97)	(.82)	(.78)	(.66)	(.63)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.16	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56
Total ReturnB, C	(5.31)%	14.02%	26.65%	13.53%	4.51%	24.43%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.85%A	1.96%	1.89%	2.18%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,719,592	$ 18,860,117	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss)D	.57	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	(3.83)	6.52	10.75	4.40	5.26
Total from investment operations	(3.26)	7.65	11.69	5.29	5.62
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalD, J	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	(5.31)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.04%A	.04%	.05%	.06%	.06%A
Expenses net of all reductions	.04%A	.04%	.05%	.06%	.06%A
Net investment income (loss)	1.86%A	1.97%	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,230,660	$ 1,307,281	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rateF	3% A	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss)D	.57	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	(3.83)	6.52	10.73	4.39	5.26
Total from investment operations	(3.26)	7.66	11.68	5.29	5.62
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalD, J	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	(5.31)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%A	.05%	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04%A, N	.04% M	.05% L	.05% L	.05%A, L
Expenses net of all reductions	.04%A, N	.04% M	.05% L	.05% L	.05%A, L
Net investment income (loss)	1.86%A	1.97%	1.90%	2.20%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 816,852	$ 1,022,585	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rateF	3% A	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KAmount not annualized. LAmount represents 0.45%. MAmount represents 0.38%. NAmount represents 0.35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss)D	.57	1.14	.95	.90	.69	.63
Net realized and unrealized gain (loss)	(3.82)	6.51	10.74	4.39	.97	7.02
Total from investment operations	(3.25)	7.65	11.69	5.29	1.66	7.65
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.98)	(.83)	(.79)	(.66)	(.63)
Redemption fees added to paid in capitalD, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.17	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56
Total ReturnB, C	(5.29)%	14.01%	26.69%	13.55%	4.51%	24.43%
Ratios to Average Net AssetsE, G
Expenses before reductions	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Expenses net of fee waivers, if any	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Expenses net of all reductions	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Net investment income (loss)	1.86%A	1.97%	1.90%	2.20%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,592,232	$ 6,368,808	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JAmount represents .045%. KAmount represents .038%. LAmount represents 0.35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,645,082,371
Gross unrealized depreciation	(1,817,781,322)
Net unrealized appreciation (depreciation) on securities	$ 7,827,301,049

Tax cost	$ 23,223,176,221

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (10,066,220)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $10,618,797 and a change in net unrealized appreciation (depreciation) of $(24,400,092) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,080,462,071 and $411,594,031, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 648,728
Fidelity Advantage Class	3,376,594
Institutional Class	228,014
Fidelity Advantage Institutional Class	70,735
$ 4,324,071

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,428 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,235,654.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$ 2,660
Fidelity Advantage Class	.05%	1,973,070
Institutional Class	.04%	198,208
Fidelity Advantage Institutional Class	.035%	72,688
Class F	.035%	14,447

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $241.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Investor Class	$ 5,129,728	$ 28,904,286
Fidelity Advantage Class	51,988,813	280,925,671
Institutional Class	3,611,855	22,120,082
Fidelity Advantage Institutional Class	2,799,459	13,655,535
Class F	17,909,555	93,410,130
Total	$ 81,439,410	$ 439,015,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Investor Class
Shares sold	27,073,275	11,146,915	$ 1,686,468,894	$ 643,746,007
Reinvestment of distributions	81,155	481,106	5,012,154	28,350,004
Shares redeemed	(25,569,044)	(10,928,650)	(1,595,527,626)	(634,264,919)
Net increase (decrease)	1,585,386	699,371	$ 95,953,422	$ 37,831,092
Fidelity Advantage Class
Shares sold	54,123,055	68,056,591	$ 3,328,311,180	$ 3,937,110,814
Reinvestment of distributions	758,712	4,282,439	46,858,027	252,482,338
Shares redeemed	(39,245,316)	(38,248,720)	(2,423,450,538)	(2,200,569,878)
Net increase (decrease)	15,636,451	34,090,310	$ 951,718,669	$ 1,989,023,274
Institutional Class
Shares sold	1,935,757	6,784,326	$ 118,452,732	$ 390,867,675
Reinvestment of distributions	58,492	376,112	3,611,855	22,120,082
Shares redeemed	(2,060,904)	(8,771,607)	(126,500,707)	(514,925,337)
Net increase (decrease)	(66,655)	(1,611,169)	$ (4,436,120)	$ (101,937,580)
Fidelity Advantage Institutional Class
Shares sold	1,086,383	7,451,506	$ 64,245,107	$ 441,626,023
Reinvestment of distributions	45,336	231,729	2,799,504	13,655,535
Shares redeemed	(3,691,110)	(4,571,120)	(226,867,205)	(266,559,444)
Net increase (decrease)	(2,559,391)	3,112,115	$ (159,822,594)	$ 188,722,114
Class F
Shares sold	12,921,764	26,091,484	$ 790,425,850	$ 1,528,157,446
Reinvestment of distributions	289,986	1,585,411	17,909,555	93,410,130
Shares redeemed	(3,278,842)	(16,933,790)	(201,689,636)	(999,242,032)
Net increase (decrease)	9,932,908	10,743,105	$ 606,645,769	$ 622,325,544

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Spartan Extended Market Index
Investor Class	.10%
Actual		$ 1,000.00	$ 947.10	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 947.10	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 947.20	$ .29
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31
Spartan International Index
Investor Class	.20%
Actual		$ 1,000.00	$ 938.10	$ .97
HypotheticalA		$ 1,000.00	$ 1,024.13	$ 1.02
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 938.50	$ .58
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .61
Institutional Class	.07%
Actual		$ 1,000.00	$ 938.70	$ .34
HypotheticalA		$ 1,000.00	$ 1,024.78	$ .36
	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 938.70	$ .29
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period).

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illumina, Inc.	0.7	0.6
Liberty Global PLC Class C	0.6	0.7
Tesla Motors, Inc.	0.6	0.4
United Continental Holdings, Inc.	0.5	0.5
BioMarin Pharmaceutical, Inc.	0.5	0.4
LinkedIn Corp. Class A	0.5	0.6
Incyte Corp.	0.5	0.3
Las Vegas Sands Corp.	0.4	0.5
SBA Communications Corp. Class A	0.4	0.3
Charter Communications, Inc. Class A	0.4	0.3
	5.1
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.4	22.7
Consumer Discretionary	16.1	16.2
Information Technology	15.3	16.7
Health Care	13.7	12.5
Industrials	13.6	14.6
Materials	4.6	4.9
Energy	4.0	4.3
Consumer Staples	3.4	3.0
Utilities	3.2	3.1
Telecommunication Services	1.1	1.0

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	285,109	$ 5,759,202
Autoliv, Inc. (d)	330,685	33,779,473
Clean Diesel Technologies, Inc. (a)(d)	33,479	55,575
Cooper Tire & Rubber Co.	204,357	7,888,180
Cooper-Standard Holding, Inc. (a)(d)	53,628	3,079,320
Dana Holding Corp.	602,572	10,569,113
Dorman Products, Inc. (a)(d)	119,068	5,995,074
Drew Industries, Inc.	93,828	5,184,935
Federal-Mogul Corp. Class A (a)(d)	128,987	1,186,680
Fox Factory Holding Corp. (a)	77,051	1,157,306
Fuel Systems Solutions, Inc. (a)	54,919	376,195
Gentex Corp.	1,105,805	17,139,978
Gentherm, Inc. (a)(d)	135,331	6,169,740
Horizon Global Corp. (a)	68,083	712,148
Lear Corp.	286,989	29,499,599
Metaldyne Performance Group, Inc.	74,919	1,414,471
Modine Manufacturing Co. (a)	194,405	1,726,316
Motorcar Parts of America, Inc. (a)	68,506	2,184,656
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	98,943	164,245
Remy International, Inc.	124,032	3,634,138
Shiloh Industries, Inc. (a)	30,442	350,387
Spartan Motors, Inc.	125,209	547,163
Standard Motor Products, Inc.	78,990	2,796,246
Stoneridge, Inc. (a)	95,406	1,164,907
Strattec Security Corp.	13,749	867,424
Superior Industries International, Inc.	94,712	1,808,999
Sypris Solutions, Inc.	33,998	47,937
Tenneco, Inc. (a)	230,074	10,824,982
Tower International, Inc. (a)	81,725	1,998,176
UQM Technologies, Inc. (a)(d)	137,888	118,584
Visteon Corp. (a)	164,227	16,366,863
		174,568,012
Automobiles - 0.6%
Tesla Motors, Inc. (a)(d)	365,650	91,068,789
Thor Industries, Inc.	172,708	9,426,403
Winnebago Industries, Inc. (d)	100,663	2,061,578
		102,556,770
Distributors - 0.3%
Core-Mark Holding Co., Inc.	87,319	5,248,745
Fenix Parts, Inc.	40,137	400,166
LKQ Corp. (a)	1,143,905	34,305,711
Pool Corp.	163,110	11,365,505
VOXX International Corp. (a)(d)	69,278	536,905
Weyco Group, Inc.	20,030	539,809
		52,396,841
Diversified Consumer Services - 0.7%
2U, Inc. (a)(d)	35,893	1,255,178

	Shares	Value
American Public Education, Inc. (a)	64,870	$ 1,422,599
Apollo Education Group, Inc. Class A (non-vtg.) (a)	366,319	4,069,804
Ascent Capital Group, Inc. (a)(d)	47,464	1,332,789
Bridgepoint Education, Inc. (a)	58,229	470,490
Bright Horizons Family Solutions, Inc. (a)	132,966	8,126,882
Cambium Learning Group, Inc. (a)	48,546	252,925
Capella Education Co.	43,969	2,143,489
Career Education Corp. (a)	215,426	799,230
Carriage Services, Inc.	95,148	2,183,647
Chegg, Inc. (a)(d)	202,340	1,503,386
Collectors Universe, Inc.	19,242	359,248
DeVry, Inc. (d)	214,946	5,622,987
Graham Holdings Co.	16,550	10,948,818
Grand Canyon Education, Inc. (a)	180,238	6,661,596
Houghton Mifflin Harcourt Co. (a)	430,087	9,711,364
ITT Educational Services, Inc. (a)(d)	66,029	251,570
K12, Inc. (a)	105,616	1,396,244
Liberty Tax, Inc.	23,124	544,801
LifeLock, Inc. (a)(d)	278,496	2,353,291
Lincoln Educational Services Corp. (d)	84,172	37,709
National American University Holdings, Inc.	23,237	66,458
Regis Corp. (a)	166,012	1,799,570
Service Corp. International	748,829	22,202,780
ServiceMaster Global Holdings, Inc. (a)	382,347	13,450,967
Sotheby's Class A (Ltd. vtg.)	227,150	7,997,952
Steiner Leisure Ltd. (a)	48,129	3,064,373
Strayer Education, Inc. (a)	42,800	2,235,872
Universal Technical Institute, Inc.	75,572	337,051
Weight Watchers International, Inc. (a)(d)	116,758	718,062
		113,321,132
Hotels, Restaurants & Leisure - 3.4%
AG&E Holdings, Inc.	4,238	3,878
Ambassadors Group, Inc. (a)	48,627	131,293
ARAMARK Holdings Corp.	835,357	26,180,088
Ark Restaurants Corp.	8,457	209,226
Belmond Ltd. Class A (a)(d)	329,793	3,749,746
Biglari Holdings, Inc. (a)(d)	6,073	2,266,808
BJ's Restaurants, Inc. (a)(d)	82,017	3,525,911
Bloomin' Brands, Inc.	462,092	9,565,304
Bob Evans Farms, Inc.	87,031	3,932,931
Bojangles', Inc. (a)(d)	32,768	682,230
Boyd Gaming Corp. (a)	291,094	4,686,613
Bravo Brio Restaurant Group, Inc. (a)	63,389	808,210
Brinker International, Inc.	224,665	11,936,451
Buffalo Wild Wings, Inc. (a)(d)	70,430	13,359,162
Caesars Entertainment Corp. (a)(d)	152,557	1,456,919
Carrols Restaurant Group, Inc. (a)	128,836	1,629,775
Century Casinos, Inc. (a)	72,191	420,152
Chanticleer Holdings, Inc. (a)(d)	46,068	69,563
Choice Hotels International, Inc.	137,168	6,995,568
Churchill Downs, Inc.	48,125	6,394,369
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chuy's Holdings, Inc. (a)(d)	60,855	$ 1,864,597
ClubCorp Holdings, Inc.	204,824	4,610,588
Cosi, Inc. (a)(d)	94,577	112,547
Cracker Barrel Old Country Store, Inc. (d)	89,156	12,854,512
Dave & Buster's Entertainment, Inc.	67,398	2,321,187
Del Frisco's Restaurant Group, Inc. (a)	95,251	1,413,525
Denny's Corp. (a)	321,735	3,613,084
Diamond Resorts International, Inc. (a)(d)	189,315	4,806,708
DineEquity, Inc.	62,021	5,923,006
Diversified Restaurant Holdings, Inc. (a)	33,035	89,525
Domino's Pizza, Inc.	207,843	22,018,887
Dover Downs Gaming & Entertainment, Inc. (a)	28,631	30,063
Dover Motorsports, Inc.	22,686	53,312
Dunkin' Brands Group, Inc. (d)	361,631	18,139,411
El Pollo Loco Holdings, Inc. (a)	51,614	671,498
Eldorado Resorts, Inc. (a)	92,167	868,213
Empire Resorts, Inc. (a)(d)	46,820	199,453
Entertainment Gaming Asia, Inc. (a)	10,477	22,002
Extended Stay America, Inc. unit	221,913	4,165,307
Famous Dave's of America, Inc. (a)(d)	21,114	308,476
Fiesta Restaurant Group, Inc. (a)(d)	101,812	5,257,572
Flanigan's Enterprises, Inc.	1,120	29,747
Full House Resorts, Inc. (a)	24,413	37,596
Gaming Partners International Corp. (a)	1,584	15,064
Golden Entertainment, Inc. (a)	33,424	307,501
Good Times Restaurants, Inc. (a)(d)	41,006	282,941
Habit Restaurants, Inc. Class A (d)	38,097	949,377
Hilton Worldwide Holdings, Inc.	1,948,108	48,371,522
Hyatt Hotels Corp. Class A (a)(d)	209,079	10,711,117
Ignite Restaurant Group, Inc. (a)(d)	28,225	138,585
International Speedway Corp. Class A	105,482	3,384,917
Interval Leisure Group, Inc.	160,221	3,214,033
Intrawest Resorts Holdings, Inc. (a)	73,624	661,880
Isle of Capri Casinos, Inc. (a)	83,629	1,543,791
Jack in the Box, Inc.	137,575	10,755,614
Jamba, Inc. (a)(d)	61,744	853,302
Kona Grill, Inc. (a)(d)	32,384	594,894
Krispy Kreme Doughnuts, Inc. (a)(d)	240,816	4,127,586
La Quinta Holdings, Inc. (a)	337,443	6,360,801
Las Vegas Sands Corp.	1,382,552	63,915,379
Luby's, Inc. (a)	47,997	232,305
Marcus Corp.	71,340	1,384,709
Marriott Vacations Worldwide Corp. (d)	105,157	7,467,199
MGM Mirage, Inc. (a)	1,544,608	31,556,341
Monarch Casino & Resort, Inc. (a)	37,301	654,633
Morgans Hotel Group Co. (a)	104,634	480,270
Nathan's Famous, Inc. (a)	14,327	463,622
Noodles & Co. (a)(d)	50,582	602,937

	Shares	Value
Norwegian Cruise Line Holdings Ltd. (a)(d)	593,862	$ 34,206,451
Panera Bread Co. Class A (a)(d)	94,688	16,882,870
Papa John's International, Inc. (d)	110,401	7,424,467
Papa Murphy's Holdings, Inc. (a)(d)	36,508	539,588
Peak Resorts, Inc.	18,903	134,211
Penn National Gaming, Inc. (a)	264,256	4,798,889
Pinnacle Entertainment, Inc. (a)	225,920	8,532,998
Popeyes Louisiana Kitchen, Inc. (a)(d)	85,411	4,750,560
Potbelly Corp. (a)(d)	64,510	681,226
Premier Exhibitions, Inc. (a)	8,943	20,479
Rave Restaurant Group, Inc. (a)(d)	27,514	260,558
RCI Hospitality Holdings, Inc. (a)	25,778	279,691
Red Lion Hotels Corp. (a)	62,437	503,242
Red Robin Gourmet Burgers, Inc. (a)	53,135	4,186,507
Ruby Tuesday, Inc. (a)(d)	230,663	1,517,763
Ruth's Hospitality Group, Inc.	129,505	2,082,440
Scientific Games Corp. Class A (a)(d)	184,335	2,031,372
SeaWorld Entertainment, Inc. (d)	248,706	4,426,967
Shake Shack, Inc. Class A (d)	45,149	2,254,741
Six Flags Entertainment Corp.	335,913	15,106,008
Sonic Corp.	187,706	5,068,062
Speedway Motorsports, Inc.	53,351	1,032,342
Texas Roadhouse, Inc. Class A	239,645	8,624,824
The Cheesecake Factory, Inc.	172,587	9,366,296
Town Sports International Holdings, Inc. (a)	75,993	196,062
Vail Resorts, Inc.	136,305	14,708,673
Wendy's Co.	860,938	7,843,145
Zoe's Kitchen, Inc. (a)(d)	63,652	2,198,540
		546,104,305
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	40,628	1,179,025
Beazer Homes U.S.A., Inc. (a)(d)	97,397	1,626,530
Blyth, Inc. (a)	30,867	184,276
Cavco Industries, Inc. (a)	31,761	2,272,500
Century Communities, Inc. (a)	20,046	441,012
Comstock Holding Companies, Inc. Class A (a)	37,485	24,740
CSS Industries, Inc.	31,927	845,427
Dixie Group, Inc. (a)(d)	45,824	457,782
Emerson Radio Corp. (a)	24,397	31,228
Ethan Allen Interiors, Inc. (d)	98,548	2,931,803
Flexsteel Industries, Inc.	21,122	650,558
GoPro, Inc. Class A (a)(d)	109,878	5,119,216
Green Brick Partners, Inc. (a)	96,413	1,171,418
Helen of Troy Ltd. (a)(d)	99,831	8,499,611
Hooker Furniture Corp. (d)	40,617	969,122
Hovnanian Enterprises, Inc. Class A (a)(d)	504,242	942,933
Installed Building Products, Inc. (a)	65,989	1,763,226
iRobot Corp. (a)(d)	114,922	3,367,215
Jarden Corp. (a)	726,160	37,281,054
KB Home (d)	332,603	4,872,634
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Koss Corp. (a)	1,389	$ 3,334
La-Z-Boy, Inc.	195,502	5,397,810
LGI Homes, Inc. (a)(d)	52,460	1,366,058
Libbey, Inc.	83,404	2,939,157
Lifetime Brands, Inc.	41,749	606,195
M.D.C. Holdings, Inc. (d)	159,138	4,533,842
M/I Homes, Inc. (a)(d)	95,258	2,379,545
Meritage Homes Corp. (a)(d)	145,684	6,139,124
NACCO Industries, Inc. Class A	20,539	1,081,173
New Home Co. LLC (a)	27,236	405,272
Nova LifeStyle, Inc. (a)(d)	55,913	119,654
NVR, Inc. (a)(d)	14,435	21,940,478
Ryland Group, Inc. (d)	177,935	7,693,909
Skullcandy, Inc. (a)(d)	64,637	453,752
Skyline Corp. (a)	14,802	49,587
Standard Pacific Corp. (a)(d)	561,166	4,741,853
Stanley Furniture Co., Inc. (a)	37,789	106,565
Taylor Morrison Home Corp. (a)	122,495	2,443,775
Tempur Sealy International, Inc. (a)	227,903	16,641,477
Toll Brothers, Inc. (a)	598,955	22,143,366
TopBuild Corp. (a)	145,237	4,606,918
TRI Pointe Homes, Inc. (a)	541,198	7,511,828
Tupperware Brands Corp. (d)	185,367	9,496,351
Turtle Beach Corp. (a)(d)	43,489	100,894
UCP, Inc. (a)(d)	26,900	219,235
Universal Electronics, Inc. (a)	63,023	2,873,219
Vuzix Corp. (a)(d)	41,079	168,835
WCI Communities, Inc. (a)	71,459	1,780,758
William Lyon Homes, Inc. (a)(d)	65,299	1,479,675
Zagg, Inc. (a)(d)	108,836	796,680
		204,851,629
Internet & Catalog Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)(d)	104,577	877,401
Blue Nile, Inc. (a)(d)	48,330	1,646,120
CafePress, Inc. (a)	18,875	80,219
CVSL, Inc. (a)	22,725	33,633
Etsy, Inc. (d)	67,695	970,069
EVINE Live, Inc. (a)	215,780	580,448
FTD Companies, Inc. (a)(d)	72,622	2,170,672
Gaiam, Inc. Class A (a)(d)	64,695	395,286
Groupon, Inc. Class A (a)(d)	1,589,836	7,154,262
HSN, Inc.	121,022	7,359,348
Lands' End, Inc. (a)(d)	51,352	1,306,395
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	503,508	20,004,373
Series A (a)	1,650,542	44,630,656
Liberty TripAdvisor Holdings, Inc. (a)	263,946	6,696,310
NutriSystem, Inc.	114,343	3,199,317
Orbitz Worldwide, Inc. (a)(d)	335,391	3,846,935
Overstock.com, Inc. (a)(d)	59,793	1,174,932
PetMed Express, Inc. (d)	75,157	1,246,103

	Shares	Value
Shutterfly, Inc. (a)(d)	144,168	$ 5,602,368
Travelport Worldwide Ltd.	126,742	1,679,332
U.S. Auto Parts Network, Inc. (a)	51,915	111,617
Wayfair LLC Class A (d)	40,024	1,492,895
zulily, Inc. Class A (a)	67,383	1,196,048
		113,454,739
Leisure Products - 0.5%
Arctic Cat, Inc.	47,692	1,260,500
Black Diamond, Inc. (a)(d)	93,828	699,019
Brunswick Corp.	349,348	17,366,089
Callaway Golf Co. (d)	292,936	2,592,484
Escalade, Inc.	33,614	601,354
JAKKS Pacific, Inc. (a)(d)	75,785	722,231
Johnson Outdoors, Inc. Class A	22,481	563,599
Leapfrog Enterprises, Inc. Class A (a)(d)	247,835	234,972
Malibu Boats, Inc. Class A (a)(d)	60,608	1,046,700
Marine Products Corp.	22,297	156,525
Nautilus, Inc. (a)	111,275	1,700,282
Polaris Industries, Inc.	228,931	29,731,269
Smith & Wesson Holding Corp. (a)(d)	199,726	3,611,046
Sturm, Ruger & Co., Inc. (d)	72,704	4,572,355
Summer Infant, Inc. (a)	37,416	63,607
Vista Outdoor, Inc. (a)	239,569	11,202,246
		76,124,278
Media - 3.6%
A.H. Belo Corp. Class A	70,842	354,918
AMC Entertainment Holdings, Inc. Class A	77,155	2,235,952
AMC Networks, Inc. Class A (a)(d)	221,934	16,063,583
Ballantyne of Omaha, Inc. (a)	47,765	229,272
Beasley Broadcast Group, Inc. Class A	5,286	21,144
Cable One, Inc. (a)(d)	17,183	7,136,787
Carmike Cinemas, Inc. (a)	98,980	2,360,673
Central European Media Enterprises Ltd. Class A (a)(d)	252,596	555,711
Charter Communications, Inc. Class A (a)(d)	310,921	56,466,363
Cinedigm Corp. (a)(d)	237,315	134,083
Cinemark Holdings, Inc.	395,129	14,046,836
Clear Channel Outdoor Holding, Inc. Class A (a)	161,115	1,314,698
Crown Media Holdings, Inc. Class A (a)	132,137	706,933
Cumulus Media, Inc. Class A (a)(d)	469,296	671,093
Dex Media, Inc. (a)(d)	43,261	11,248
DISH Network Corp. Class A (a)	795,005	47,119,946
DreamWorks Animation SKG, Inc. Class A (a)(d)	276,460	5,512,612
E.W. Scripps Co. Class A (d)	203,673	3,568,351
Emmis Communications Corp. Class A (a)	99,045	124,797
Entercom Communications Corp. Class A (a)(d)	72,862	802,939
Entravision Communication Corp. Class A	226,807	1,825,796
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	430,355	$ 5,641,954
Global Eagle Entertainment, Inc. (a)(d)	183,765	2,162,914
Gray Television, Inc. (a)	213,480	2,474,233
Harte-Hanks, Inc.	168,026	646,900
Hemisphere Media Group, Inc. (a)(d)	48,420	658,996
Insignia Systems, Inc. (a)	22,896	61,361
John Wiley & Sons, Inc. Class A	177,101	9,131,328
Journal Media Group, Inc.	58,919	394,168
Lee Enterprises, Inc. (a)(d)	177,698	330,518
Liberty Broadband Corp.:
Class A (a)	98,901	5,387,137
Class C (a)	248,016	13,276,296
Liberty Global PLC:
Class A (a)	939,671	45,216,969
Class C (a)	2,225,300	99,849,211
Liberty LiLac Group:
Class A (a)	46,447	1,596,383
Class C (a)	111,885	3,720,176
Liberty Media Corp.:
Class A (a)	356,535	13,280,929
Class C (a)	755,722	27,372,251
Lions Gate Entertainment Corp. (d)	359,680	13,196,659
Live Nation Entertainment, Inc. (a)	551,052	13,566,900
Loral Space & Communications Ltd. (a)	52,109	2,824,829
Martha Stewart Living Omnimedia, Inc. Class A (a)	114,457	692,465
Media General, Inc. (a)(d)	369,004	4,335,797
Meredith Corp.	137,693	6,501,863
Morningstar, Inc.	78,602	6,270,868
National CineMedia, Inc.	242,387	3,187,389
New Media Investment Group, Inc.	149,265	2,227,034
Nexstar Broadcasting Group, Inc. Class A	114,525	5,323,122
NTN Communications, Inc. (a)	49,847	9,072
Radio One, Inc. Class D (non-vtg.) (a)(d)	99,600	308,760
ReachLocal, Inc. (a)(d)	43,634	106,903
Reading International, Inc. Class A (a)	66,668	855,350
Regal Entertainment Group Class A	308,447	5,866,662
Rentrak Corp. (a)(d)	43,563	1,988,215
RLJ Entertainment, Inc. (a)	42,349	17,363
Saga Communications, Inc. Class A	16,931	591,061
Salem Communications Corp. Class A	30,633	196,051
Scholastic Corp.	103,406	4,468,173
SFX Entertainment, Inc. (a)(d)	154,884	157,982
Sinclair Broadcast Group, Inc. Class A	259,660	6,953,695
Sirius XM Holdings, Inc. (a)(d)	9,566,686	36,496,907
Sizmek, Inc. (a)	83,242	546,900
Spanish Broadcasting System, Inc. Class A (a)	17,489	95,490
SPAR Group, Inc. (a)	4,346	5,606
Starz Series A (a)(d)	316,318	11,896,720
The Madison Square Garden Co. Class A (a)	217,615	15,328,801

	Shares	Value
The McClatchy Co. Class A (a)(d)	208,390	$ 262,571
The New York Times Co. Class A (d)	504,012	6,128,786
Time, Inc.	414,233	8,603,619
Townsquare Media, Inc. (a)	18,095	207,912
Tribune Media Co. Class A (d)	356,770	14,249,394
Tribune Publishing Co.	77,532	914,102
Value Line, Inc.	1,396	17,590
World Wrestling Entertainment, Inc. Class A (d)	117,375	2,354,543
		569,220,613
Multiline Retail - 0.3%
Big Lots, Inc. (d)	197,941	9,499,189
Burlington Stores, Inc. (a)	283,188	15,034,451
Dillard's, Inc. Class A (d)	92,731	8,578,545
Fred's, Inc. Class A	137,632	1,805,732
Gordmans Stores, Inc. (a)(d)	35,393	133,786
JC Penney Corp., Inc. (a)(d)	1,152,266	10,497,143
Sears Holdings Corp. (a)(d)	189,549	5,057,167
The Bon-Ton Stores, Inc. (d)	46,249	184,534
Tuesday Morning Corp. (a)(d)	161,491	1,280,624
		52,071,171
Specialty Retail - 2.7%
Aarons, Inc. Class A	243,271	9,159,153
Abercrombie & Fitch Co. Class A (d)	258,311	5,130,056
Aeropostale, Inc. (a)(d)	296,378	314,161
America's Car Mart, Inc. (a)(d)	32,877	1,176,997
American Eagle Outfitters, Inc. (d)	652,350	11,102,997
Appliance Recycling Centers of America, Inc. (a)	2,967	3,442
Asbury Automotive Group, Inc. (a)(d)	103,868	8,368,645
Ascena Retail Group, Inc. (a)(d)	601,702	7,262,543
Barnes & Noble Education, Inc. (a)	147,216	1,899,086
Barnes & Noble, Inc.	232,934	3,636,100
bebe stores, Inc. (d)	123,042	168,568
Big 5 Sporting Goods Corp.	72,081	828,932
Books-A-Million, Inc. (a)	28,953	92,650
Boot Barn Holdings, Inc. (d)	41,269	901,315
Build-A-Bear Workshop, Inc. (a)	42,241	827,924
Cabela's, Inc. Class A (a)(d)	182,230	8,194,883
Caleres, Inc.	163,985	5,460,701
Chico's FAS, Inc.	502,779	7,496,435
Christopher & Banks Corp. (a)(d)	142,357	249,125
Citi Trends, Inc.	61,372	1,620,835
Conn's, Inc. (a)(d)	89,902	2,683,575
CST Brands, Inc.	286,375	9,942,940
Destination Maternity Corp.	47,814	542,689
Destination XL Group, Inc. (a)(d)	157,481	952,760
DGSE Companies, Inc. (a)	6,929	1,940
Dick's Sporting Goods, Inc.	363,538	18,224,160
DSW, Inc. Class A (d)	262,998	7,808,411
Express, Inc. (a)(d)	318,127	6,489,791
Finish Line, Inc. Class A	172,818	4,557,211
Five Below, Inc. (a)(d)	203,214	7,858,285
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Foot Locker, Inc. (d)	524,150	$ 37,104,579
Francesca's Holdings Corp. (a)(d)	156,791	1,762,331
Genesco, Inc. (a)	93,855	5,620,976
GNC Holdings, Inc.	325,615	15,238,782
Group 1 Automotive, Inc.	80,826	7,064,192
Guess?, Inc. (d)	238,877	5,281,570
Haverty Furniture Companies, Inc.	80,701	1,865,000
hhgregg, Inc. (a)(d)	51,212	245,818
Hibbett Sports, Inc. (a)(d)	92,754	3,663,783
Kirkland's, Inc.	59,206	1,321,478
Lithia Motors, Inc. Class A (sub. vtg.) (d)	85,777	9,143,828
Lumber Liquidators Holdings, Inc. (a)(d)	100,451	1,517,815
MarineMax, Inc. (a)	95,176	1,551,369
Mattress Firm Holding Corp. (a)(d)	58,121	3,492,491
Michaels Companies, Inc. (a)	280,945	7,363,568
Monro Muffler Brake, Inc.	123,067	7,801,217
Murphy U.S.A., Inc. (a)	162,841	8,322,804
New York & Co., Inc. (a)	101,159	266,048
Office Depot, Inc. (a)	1,842,834	14,613,674
Outerwall, Inc. (d)	69,825	4,301,220
Pacific Sunwear of California, Inc. (a)(d)	152,515	108,286
Party City Holdco, Inc. (d)	93,488	1,583,687
Penske Automotive Group, Inc.	161,476	8,170,686
Perfumania Holdings, Inc. (a)	10,679	59,055
Pier 1 Imports, Inc. (d)	336,151	3,422,017
Rent-A-Center, Inc. (d)	198,744	5,344,226
Restoration Hardware Holdings, Inc. (a)(d)	136,187	12,594,574
Sally Beauty Holdings, Inc. (a)	481,042	12,574,438
Sears Hometown & Outlet Stores, Inc. (a)(d)	48,309	371,013
Select Comfort Corp. (a)	192,087	4,677,318
Shoe Carnival, Inc.	57,855	1,498,445
Sonic Automotive, Inc. Class A (sub. vtg.)	125,757	2,705,033
Sportsman's Warehouse Holdings, Inc. (a)(d)	47,630	615,380
Stage Stores, Inc.	118,625	1,274,033
Stein Mart, Inc.	112,115	1,204,115
Systemax, Inc. (a)	37,103	338,379
Tandy Leather Factory, Inc.	3,074	24,008
The Buckle, Inc. (d)	109,898	4,637,696
The Cato Corp. Class A (sub. vtg.)	98,231	3,450,855
The Children's Place Retail Stores, Inc.	78,805	4,721,996
The Container Store Group, Inc. (a)(d)	57,080	965,223
The Men's Wearhouse, Inc.	169,670	9,577,872
The Pep Boys - Manny, Moe & Jack (a)(d)	200,196	2,422,372
Tile Shop Holdings, Inc. (a)(d)	100,402	1,194,784
Tilly's, Inc. (a)	41,468	332,159
Trans World Entertainment Corp. (a)	29,120	108,326
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	238,709	37,737,506
Vitamin Shoppe, Inc. (a)(d)	113,564	4,065,591

	Shares	Value
West Marine, Inc. (a)	56,548	$ 495,926
Williams-Sonoma, Inc.	319,549	24,295,310
Winmark Corp.	8,782	868,540
Zumiez, Inc. (a)(d)	79,325	1,849,066
		423,786,768
Textiles, Apparel & Luxury Goods - 0.9%
American Apparel, Inc. (a)(d)	471,454	91,934
Carter's, Inc.	196,675	19,335,119
Charles & Colvard Ltd. (a)	45,090	60,421
Cherokee, Inc. (d)	35,722	915,912
Columbia Sportswear Co.	105,102	6,450,110
Crocs, Inc. (a)(d)	294,302	4,335,068
Crown Crafts, Inc.	2,227	17,994
Culp, Inc.	37,424	1,150,788
Deckers Outdoor Corp. (a)(d)	125,341	8,070,707
Delta Apparel, Inc. (a)	17,128	279,015
Forward Industries, Inc. (NY Shares) (a)(d)	18,823	25,411
G-III Apparel Group Ltd. (a)(d)	143,160	9,925,283
Iconix Brand Group, Inc. (a)(d)	180,793	2,511,215
Joe's Jeans, Inc. (a)	173,010	28,547
Kate Spade & Co. (a)(d)	481,894	9,136,710
Lakeland Industries, Inc. (a)(d)	20,493	190,380
lululemon athletica, Inc. (a)(d)	391,359	25,050,890
Movado Group, Inc.	68,178	1,930,119
Oxford Industries, Inc.	55,126	4,639,404
Perry Ellis International, Inc. (a)(d)	47,883	1,185,583
Quiksilver, Inc. (a)(d)	451,488	194,185
Rocky Brands, Inc.	27,150	495,488
Sequential Brands Group, Inc. (a)(d)	103,993	1,702,365
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	154,143	21,694,086
Steven Madden Ltd. (a)	208,816	8,532,222
Superior Uniform Group, Inc.	29,286	497,276
Tumi Holdings, Inc. (a)(d)	224,245	4,422,111
Unifi, Inc. (a)	54,521	1,582,745
Vera Bradley, Inc. (a)(d)	83,488	903,340
Vince Holding Corp. (a)	64,416	591,339
Wolverine World Wide, Inc. (d)	391,820	10,559,549
		146,505,316
TOTAL CONSUMER DISCRETIONARY		2,574,961,574
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	33,644	6,899,375
Castle Brands, Inc. (a)(d)	356,392	431,234
Coca-Cola Bottling Co. Consolidated	18,110	2,793,105
Craft Brew Alliance, Inc. (a)(d)	36,075	294,733
Crystal Rock Holdings, Inc. (a)	4,384	3,332
MGP Ingredients, Inc.	46,803	746,040
National Beverage Corp. (a)	51,827	1,369,269
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Primo Water Corp. (a)	85,053	$ 552,845
REED'S, Inc. (a)(d)	29,216	154,845
		13,244,778
Food & Staples Retailing - 0.6%
Andersons, Inc.	100,240	3,546,491
Casey's General Stores, Inc.	145,582	15,411,311
Chefs' Warehouse Holdings (a)(d)	70,559	1,068,263
Fairway Group Holdings Corp. (a)(d)	95,758	217,371
Fresh Market, Inc. (a)(d)	165,784	3,569,330
Ingles Markets, Inc. Class A (d)	40,864	2,030,941
Liberator Medical Holdings, Inc.	150,045	382,615
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	36,760	892,533
PriceSmart, Inc.	76,366	6,491,874
Rite Aid Corp. (a)	3,430,032	28,297,764
Roundy's, Inc. (a)(d)	171,935	421,241
Smart & Final Stores, Inc.	97,642	1,591,565
SpartanNash Co.	150,106	4,248,000
Sprouts Farmers Market LLC (a)(d)	541,855	11,037,586
SUPERVALU, Inc. (a)	771,030	6,353,287
United Natural Foods, Inc. (a)(d)	184,510	8,884,157
Village Super Market, Inc. Class A	24,173	671,768
Weis Markets, Inc.	48,551	1,973,598
		97,089,695
Food Products - 1.6%
Alico, Inc.	12,666	532,859
B&G Foods, Inc. Class A	216,782	6,588,005
Boulder Brands, Inc. (a)(d)	220,278	1,806,280
Bunge Ltd.	536,296	38,854,645
Cal-Maine Foods, Inc. (d)	111,404	5,917,780
Calavo Growers, Inc.	57,925	3,374,131
Coffee Holding Co., Inc. (a)(d)	9,926	46,454
Darling International, Inc. (a)	616,685	7,918,235
Dean Foods Co.	350,225	5,764,704
Diamond Foods, Inc. (a)(d)	104,124	3,141,421
Farmer Brothers Co. (a)(d)	26,512	606,064
Flowers Foods, Inc.	700,106	16,249,460
Fresh Del Monte Produce, Inc.	130,882	5,181,618
Freshpet, Inc. (d)	62,817	815,993
Golden Enterprises Ltd.	2,595	10,328
Ingredion, Inc.	267,098	23,061,241
Inventure Foods, Inc. (a)	76,402	660,877
J&J Snack Foods Corp.	58,902	6,712,472
John B. Sanfilippo & Son, Inc. (d)	31,541	1,630,354
Lancaster Colony Corp.	74,931	7,105,707
Landec Corp. (a)	103,509	1,376,670
Lifeway Foods, Inc. (a)	18,911	272,508
Limoneira Co. (d)	40,031	759,788
Omega Protein Corp. (a)	81,771	1,395,831
Pilgrim's Pride Corp. (d)	232,580	4,878,366

	Shares	Value
Pinnacle Foods, Inc.	407,080	$ 18,253,467
Post Holdings, Inc. (a)(d)	229,070	14,953,690
RiceBran Technologies (a)(d)	15,640	35,190
Rocky Mountain Chocolate Factory, Inc.	3,001	35,922
S&W Seed Co. (a)	38,997	194,985
Sanderson Farms, Inc. (d)	74,629	5,152,386
Seaboard Corp. (a)(d)	1,110	3,685,466
Seneca Foods Corp. Class A (a)(d)	25,855	762,205
Snyders-Lance, Inc.	206,804	6,983,771
The Hain Celestial Group, Inc. (a)(d)	380,173	23,137,329
Tootsie Roll Industries, Inc. (d)	89,616	2,785,265
TreeHouse Foods, Inc. (a)(d)	161,221	12,796,111
WhiteWave Foods Co. (a)	650,127	29,996,860
		263,434,438
Household Products - 0.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	166,761	2,109,527
Church & Dwight Co., Inc.	489,513	42,235,182
Energizer Holdings, Inc.	236,996	9,896,953
HRG Group, Inc. (a)	412,864	5,317,688
Ocean Bio-Chem, Inc. (a)	26,292	67,308
Oil-Dri Corp. of America	15,023	350,787
Orchids Paper Products Co.	33,193	830,821
Spectrum Brands Holdings, Inc.	102,829	10,106,034
WD-40 Co.	53,577	4,486,538
		75,400,838
Personal Products - 0.5%
Avon Products, Inc. (d)	1,652,867	8,578,380
CCA Industries, Inc. (a)	3,083	7,831
Coty, Inc. Class A (d)	269,455	8,167,181
Cyanotech Corp. (a)	3,808	26,618
DS Healthcare Group, Inc. (a)(d)	37,637	125,708
Edgewell Personal Care Co. (a)	231,648	20,398,923
Elizabeth Arden, Inc. (a)(d)	97,210	1,072,226
Herbalife Ltd. (a)(d)	257,300	14,812,761
Inter Parfums, Inc.	69,261	1,780,008
LifeVantage Corp. (a)(d)	379,647	322,700
Mannatech, Inc. (a)	4,519	78,179
MediFast, Inc. (a)(d)	48,925	1,358,647
MYOS Corp. (a)	849	1,443
Natural Alternatives International, Inc. (a)	20,104	118,614
Natural Health Trends Corp. (d)	26,106	698,074
Nature's Sunshine Products, Inc.	31,943	390,982
Nu Skin Enterprises, Inc. Class A	222,175	10,148,954
Nutraceutical International Corp. (a)(d)	30,812	746,883
Reliv International, Inc. (a)	10,690	11,545
Revlon, Inc. (a)	50,358	1,678,936
Synutra International, Inc. (a)(d)	75,905	379,525
The Female Health Co. (a)(d)	72,631	101,683
United-Guardian, Inc.	6,016	110,935
USANA Health Sciences, Inc. (a)	23,517	3,445,005
		74,561,741
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.1%
22nd Century Group, Inc. (a)(d)	131,525	$ 102,024
Alliance One International, Inc. (a)	33,481	772,741
Universal Corp. (d)	83,147	4,091,664
Vapor Corp. (a)(d)	8,630	6,645
Vector Group Ltd. (d)	272,912	6,503,493
		11,476,567
TOTAL CONSUMER STAPLES		535,208,057
ENERGY - 4.0%
Energy Equipment & Services - 1.3%
Aspen Aerogels, Inc. (a)	25,677	191,807
Atwood Oceanics, Inc. (d)	229,756	4,390,637
Basic Energy Services, Inc. (a)(d)	124,305	647,629
Bristow Group, Inc.	132,485	4,909,894
C&J Energy Services Ltd. (a)(d)	173,468	961,013
Carbo Ceramics, Inc. (d)	73,233	2,008,049
Core Laboratories NV (d)	161,844	18,722,114
Dawson Geophysical Co. (a)	74,501	344,940
Dril-Quip, Inc. (a)(d)	145,438	10,026,496
ENGlobal Corp. (a)	49,530	51,016
Enservco Corp. (a)(d)	77,749	62,199
Era Group, Inc. (a)(d)	75,717	1,279,617
Exterran Holdings, Inc.	263,382	5,878,686
Fairmount Santrol Holidings, Inc. (a)(d)	95,787	479,893
Forbes Energy Services Ltd. (a)(d)	27,033	24,600
Forum Energy Technologies, Inc. (a)(d)	238,961	3,756,467
Frank's International NV	129,834	2,117,593
Geospace Technologies Corp. (a)(d)	48,225	854,065
Glori Energy, Inc. (a)(d)	55,391	55,391
GreenHunter Energy, Inc. (a)(d)	80,259	44,142
Gulf Island Fabrication, Inc.	51,115	645,582
Gulfmark Offshore, Inc. Class A (d)	96,074	867,548
Helix Energy Solutions Group, Inc. (a)	378,145	2,628,108
Hornbeck Offshore Services, Inc. (a)(d)	118,257	2,335,576
Independence Contract Drilling, Inc. (d)	36,756	254,719
ION Geophysical Corp. (a)(d)	475,305	247,159
Key Energy Services, Inc. (a)(d)	479,802	341,235
Matrix Service Co. (a)	100,214	2,004,280
McDermott International, Inc. (a)(d)	897,986	4,561,769
Mitcham Industries, Inc. (a)(d)	40,926	176,391
Nabors Industries Ltd.	1,090,869	12,588,628
Natural Gas Services Group, Inc. (a)(d)	50,527	1,095,931
Newpark Resources, Inc. (a)(d)	318,031	2,331,167
Noble Corp. (d)	883,917	11,508,599
Nuverra Environmental Solutions, Inc. (a)(d)	55,706	167,118
Oceaneering International, Inc.	370,040	16,215,153
Oil States International, Inc. (a)	196,207	5,566,393
Paragon Offshore PLC (d)	348,176	313,358
Parker Drilling Co. (a)	477,721	1,609,920

	Shares	Value
Patterson-UTI Energy, Inc.	559,895	$ 9,115,091
PHI, Inc. (non-vtg.) (a)	50,199	1,273,047
Pioneer Energy Services Corp. (a)	230,451	762,793
Profire Energy, Inc. (a)	83,066	90,542
RigNet, Inc. (a)(d)	47,123	1,358,556
Rowan Companies PLC (d)	464,934	8,354,864
RPC, Inc. (d)	238,317	2,769,244
SAExploration Holdings, Inc. (a)	4,850	14,938
SEACOR Holdings, Inc. (a)(d)	63,392	4,089,418
Seventy Seven Energy, Inc. (a)(d)	162,514	466,415
Superior Energy Services, Inc.	562,661	8,951,937
Synthesis Energy Systems, Inc. (a)(d)	247,060	242,786
Tesco Corp.	134,664	1,143,297
TETRA Technologies, Inc. (a)	318,294	2,447,681
Tidewater, Inc. (d)	175,026	3,138,216
U.S. Silica Holdings, Inc. (d)	198,156	3,982,936
Unit Corp. (a)(d)	183,140	2,783,728
Vantage Drilling Co. (a)(d)	693,926	96,039
Weatherford International Ltd. (a)(d)	2,914,957	29,586,814
Willbros Group, Inc. (a)(d)	147,556	132,874
		203,066,098
Oil, Gas & Consumable Fuels - 2.7%
Abraxas Petroleum Corp. (a)(d)	360,502	702,979
Adams Resources & Energy, Inc.	9,909	451,949
Aemetis, Inc. (a)(d)	44,295	136,872
Alon U.S.A. Energy, Inc.	96,661	1,792,095
Amyris, Inc. (a)(d)	158,493	286,872
Antero Resources Corp. (a)(d)	218,050	5,634,412
Approach Resources, Inc. (a)(d)	134,203	343,560
Arch Coal, Inc. (a)(d)	76,107	708,556
Ardmore Shipping Corp.	69,755	782,651
Barnwell Industries, Inc. (a)	11,298	25,985
Bill Barrett Corp. (a)(d)	182,682	999,271
Bonanza Creek Energy, Inc. (a)(d)	146,972	1,124,336
California Resources Corp.	1,151,799	4,468,980
Callon Petroleum Co. (a)(d)	249,336	2,286,411
Carrizo Oil & Gas, Inc. (a)	176,740	6,438,638
Centrus Energy Corp. Class A (a)	22,164	84,002
Ceres, Inc. (a)(d)	25,094	29,611
Cheniere Energy, Inc. (a)	826,564	51,370,953
Clayton Williams Energy, Inc. (a)(d)	23,257	1,183,316
Clean Energy Fuels Corp. (a)(d)	265,500	1,412,460
Cloud Peak Energy, Inc. (a)(d)	217,127	1,037,867
Cobalt International Energy, Inc. (a)(d)	1,133,027	9,075,546
Comstock Resources, Inc. (d)	152,811	466,074
Concho Resources, Inc. (a)	449,818	48,652,315
Contango Oil & Gas Co. (a)	60,176	560,239
Continental Resources, Inc. (a)(d)	322,457	10,350,870
CVR Energy, Inc. (d)	62,814	2,525,751
Dakota Plains Holdings, Inc. (a)(d)	177,462	147,293
Delek U.S. Holdings, Inc.	191,106	5,878,421
Denbury Resources, Inc. (d)	1,368,032	5,937,259
DHT Holdings, Inc.	345,059	2,467,172
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Diamondback Energy, Inc.	236,003	$ 16,116,645
Earthstone Energy, Inc. (a)(d)	8,088	137,092
Eclipse Resources Corp. (a)(d)	157,525	606,471
Emerald Oil, Inc. (a)(d)	12,898	46,562
Energen Corp.	297,421	15,465,892
Energy XXI (Bermuda) Ltd. (d)	349,915	664,839
EP Energy Corp. (a)(d)	144,956	1,027,738
Escalera Resources Co. (a)	27,291	3,141
Evolution Petroleum Corp.	101,231	594,226
EXCO Resources, Inc. (d)	629,813	526,335
FieldPoint Petroleum Corp. (a)	9,981	9,781
FX Energy, Inc. (a)(d)	199,058	192,967
Gastar Exploration, Inc. (a)(d)	271,506	447,985
Gevo, Inc. (a)(d)	62,494	150,611
Goodrich Petroleum Corp. (a)(d)	160,923	146,955
Green Plains, Inc.	130,090	2,765,713
Gulfport Energy Corp. (a)	401,500	14,385,745
Halcon Resources Corp. (a)(d)	1,490,129	1,713,648
Hallador Energy Co. (d)	57,447	461,874
Harvest Natural Resources, Inc. (a)(d)	160,875	239,704
HollyFrontier Corp.	735,266	34,454,565
Houston American Energy Corp. (a)	98,796	17,872
Isramco, Inc. (a)(d)	3,497	458,107
Jones Energy, Inc. (a)(d)	119,590	709,169
Kosmos Energy Ltd. (a)(d)	418,751	2,931,257
Laredo Petroleum, Inc. (a)(d)	463,151	4,719,509
Lilis Energy, Inc. (a)	37,019	28,357
Lucas Energy, Inc. (a)	1,012	3,016
Magellan Petroleum Corp. (a)	20,946	36,027
Magnum Hunter Resources Corp. (a)(d)	709,293	567,434
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	45,510	0
Matador Resources Co. (a)(d)	296,166	6,785,163
Memorial Resource Development Corp. (a)	272,225	5,283,887
Mexco Energy Corp. (a)	2,175	6,677
Midstates Petroleum Co., Inc. (a)(d)	16,088	81,566
Northern Oil & Gas, Inc. (a)(d)	212,435	1,280,983
Oasis Petroleum, Inc. (a)(d)	520,829	5,812,452
Pacific Ethanol, Inc. (a)(d)	83,671	592,391
Panhandle Royalty Co. Class A	58,682	1,030,456
Par Petroleum Corp. (a)(d)	100,512	1,943,902
Parsley Energy, Inc. Class A (a)(d)	219,601	3,777,137
PBF Energy, Inc. Class A (d)	321,966	9,633,223
PDC Energy, Inc. (a)(d)	149,838	8,417,899
Peabody Energy Corp. (d)	1,050,681	2,836,839
Pedevco Corp. (a)	61,846	20,409
Penn Virginia Corp. (a)(d)	257,279	316,453
Petroquest Energy, Inc. (a)(d)	221,568	319,058
PostRock Energy Corp. (a)	1,751	2,171
QEP Resources, Inc.	597,034	8,382,357

	Shares	Value
Renewable Energy Group, Inc. (a)(d)	121,059	$ 1,019,317
Resolute Energy Corp. (a)(d)	282,032	141,016
Rex American Resources Corp. (a)(d)	18,101	970,576
Rex Energy Corp. (a)(d)	201,679	695,793
Rice Energy, Inc. (a)	247,857	4,820,819
Ring Energy, Inc. (a)(d)	95,058	974,345
Royale Energy, Inc. (a)(d)	42,889	40,745
RSP Permian, Inc. (a)(d)	195,812	4,687,739
Sanchez Energy Corp. (a)(d)	197,738	1,273,433
SandRidge Energy, Inc. (a)(d)	1,444,314	769,964
Saratoga Resources, Inc. (a)	63,209	948
SemGroup Corp. Class A	163,425	8,988,375
SM Energy Co. (d)	255,291	9,369,180
Solazyme, Inc. (a)(d)	251,960	667,694
Stone Energy Corp. (a)	222,023	1,258,870
Swift Energy Co. (a)(d)	152,498	91,804
Synergy Resources Corp. (a)(d)	344,577	3,700,757
Syntroleum Corp. (a)(d)	21,880	0
Targa Resources Corp.	179,275	11,842,907
Teekay Corp.	177,412	6,521,665
Tengasco, Inc. (a)	63,216	13,275
TransAtlantic Petroleum Ltd. (a)	79,564	241,079
Triangle Petroleum Corp. (a)(d)	288,021	1,163,605
U.S. Energy Corp. (a)	99,524	61,705
Ultra Petroleum Corp. (a)(d)	570,926	4,864,290
Uranium Energy Corp. (a)(d)	338,597	419,860
Uranium Resources, Inc. (a)(d)	68,380	58,807
VAALCO Energy, Inc. (a)	208,727	371,534
Vertex Energy, Inc. (a)(d)	54,529	139,594
W&T Offshore, Inc. (d)	130,520	465,956
Warren Resources, Inc. (a)(d)	299,550	179,730
Western Refining, Inc. (d)	265,467	11,420,390
Westmoreland Coal Co. (a)(d)	66,816	1,014,267
Whiting Petroleum Corp. (a)	766,204	14,810,723
World Fuel Services Corp.	269,765	10,426,417
WPX Energy, Inc. (a)	884,005	6,462,077
Yuma Energy, Inc. (a)(d)	106,091	50,924
ZaZa Energy Corp. (a)(d)	34,587	16,948
Zion Oil & Gas, Inc. (a)(d)	112,487	167,606
Zion Oil & Gas, Inc. rights 9/30/15	22,497	0
		433,699,710
TOTAL ENERGY		636,765,808
FINANCIALS - 24.4%
Banks - 5.6%
1st Source Corp.	69,027	2,066,668
Access National Corp.	27,666	565,216
ACNB Corp. (d)	12,934	264,888
Ameriana Bancorp	4,881	111,287
American National Bankshares, Inc.	26,437	624,706
American River Bankshares (a)	8,231	83,133
Ameris Bancorp	106,214	2,896,456
AmeriServ Financial, Inc.	14,728	48,455
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Ames National Corp.	20,152	$ 476,998
Arrow Financial Corp.	42,701	1,175,559
Associated Banc-Corp.	566,459	10,400,187
Athens Bancshares Corp.	914	22,567
Auburn National Bancorp., Inc.	3,534	95,277
Banc of California, Inc.	131,162	1,625,097
BancFirst Corp.	28,924	1,749,034
Bancorp, Inc., Delaware (a)(d)	154,431	1,133,524
BancorpSouth, Inc.	313,771	7,455,199
Bank of Hawaii Corp.	163,427	10,142,280
Bank of Marin Bancorp	17,003	816,144
Bank of the Ozarks, Inc. (d)	266,736	11,149,565
BankUnited, Inc.	378,111	13,475,876
Bankwell Financial Group, Inc. (a)(d)	9,668	174,894
Banner Corp.	91,935	4,082,833
Bar Harbor Bankshares	22,746	754,257
Baylake Corp.	26,171	340,223
BBCN Bancorp, Inc.	312,040	4,540,182
BCB Bancorp, Inc.	9,297	106,916
Berkshire Hills Bancorp, Inc.	129,777	3,631,160
Blue Hills Bancorp, Inc. (d)	114,361	1,618,208
BNC Bancorp	133,092	2,749,681
BOK Financial Corp. (d)	85,092	5,384,622
Boston Private Financial Holdings, Inc.	308,411	3,670,091
Bridge Bancorp, Inc.	41,995	1,106,988
Bryn Mawr Bank Corp.	81,577	2,421,205
BSB Bancorp, Inc. (a)(d)	29,828	624,002
C & F Financial Corp.	11,407	416,241
C1 Financial, Inc.	4,158	78,628
Camden National Corp.	25,292	1,011,933
Capital Bank Financial Corp. Series A (a)(d)	131,007	4,031,085
Capital City Bank Group, Inc.	39,065	583,631
Cardinal Financial Corp.	145,520	3,246,551
Cascade Bancorp (a)	114,458	619,218
Cathay General Bancorp	275,044	8,149,554
Centerstate Banks of Florida, Inc.	204,586	2,827,379
Central Pacific Financial Corp.	119,031	2,468,703
Central Valley Community Bancorp	14,885	171,922
Century Bancorp, Inc. Class A (non-vtg.)	7,814	325,766
Chemical Financial Corp.	150,352	4,802,243
Chemung Financial Corp.	11,097	294,071
CIT Group, Inc.	647,165	28,112,848
Citizens & Northern Corp.	39,637	791,947
Citizens Financial Group, Inc.	1,503,445	37,315,505
City Holding Co. (d)	78,433	3,734,979
City National Corp.	178,586	15,676,279
CNB Financial Corp., Pennsylvania	41,369	705,341
CoBiz, Inc.	138,634	1,785,606
Codorus Valley Bancorp, Inc.	2,279	47,791
Colony Bankcorp, Inc. (a)	4,518	39,894

	Shares	Value
Columbia Banking Systems, Inc.	228,552	$ 6,927,411
Commerce Bancshares, Inc.	308,463	13,822,227
Community Bank System, Inc.	184,395	6,575,526
Community Trust Bancorp, Inc.	67,587	2,372,304
CommunityOne Bancorp (a)	22,848	240,589
ConnectOne Bancorp, Inc.	117,034	2,241,201
CU Bancorp (a)	37,604	811,118
Cullen/Frost Bankers, Inc.	205,008	13,255,817
Customers Bancorp, Inc. (a)	90,779	2,224,993
CVB Financial Corp. (d)	407,258	6,617,943
DNB Financial Corp.	1,770	45,330
Eagle Bancorp, Inc. (a)	123,643	5,181,878
East West Bancorp, Inc.	532,198	21,506,121
Eastern Virginia Bankshares, Inc.	8,987	59,045
Enterprise Bancorp, Inc.	21,548	471,686
Enterprise Financial Services Corp.	73,655	1,761,091
Farmers Capital Bank Corp. (a)	28,648	743,129
Farmers National Banc Corp.	58,124	483,010
FCB Financial Holdings, Inc. Class A	32,156	1,060,505
Fidelity Southern Corp.	65,285	1,259,674
Financial Institutions, Inc.	51,990	1,287,792
First Bancorp, North Carolina	71,380	1,214,888
First Bancorp, Puerto Rico (a)(d)	397,950	1,595,780
First Bancshares, Inc.	1,969	33,985
First Busey Corp.	288,631	1,847,238
First Business Finance Services, Inc.	14,492	325,056
First Citizen Bancshares, Inc.	33,105	7,851,844
First Commonwealth Financial Corp.	367,622	3,253,455
First Community Bancshares, Inc.	59,529	1,054,259
First Community Corp.	800	9,784
First Connecticut Bancorp, Inc.	52,765	897,005
First Financial Bancorp, Ohio	253,298	4,670,815
First Financial Bankshares, Inc. (d)	245,043	7,630,639
First Financial Corp., Indiana	45,484	1,495,969
First Horizon National Corp.	865,658	12,578,011
First Internet Bancorp	14,356	449,917
First Interstate Bancsystem, Inc.	99,832	2,663,518
First Merchants Corp.	159,063	4,138,819
First Midwest Bancorp, Inc., Delaware	350,526	6,183,279
First NBC Bank Holding Co. (a)	54,711	1,914,885
First Niagara Financial Group, Inc.	1,307,193	12,091,535
First of Long Island Corp.	40,010	1,021,455
First Republic Bank	496,755	29,959,294
First Security Group, Inc. (a)	211,504	526,645
First South Bancorp, Inc., Virginia	39,689	308,780
First United Corp. (a)	14,602	118,860
FirstMerit Corp.	629,336	11,302,875
Flushing Financial Corp.	128,655	2,566,667
FNB Corp., Pennsylvania	632,402	7,942,969
Franklin Financial Network, Inc.	10,704	253,471
Fulton Financial Corp.	674,238	8,198,734
German American Bancorp, Inc.	45,006	1,304,274
Glacier Bancorp, Inc.	290,763	7,562,746
Great Southern Bancorp, Inc.	40,977	1,650,144
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Great Western Bancorp, Inc.	194,520	$ 4,896,068
Green Bancorp, Inc.	18,354	219,514
Guaranty Bancorp	70,440	1,129,858
Hampton Roads Bankshares, Inc. (a)(d)	275,254	503,715
Hancock Holding Co.	292,361	8,209,497
Hanmi Financial Corp.	125,047	3,031,139
Heartland Financial U.S.A., Inc.	70,245	2,554,811
Heritage Commerce Corp.	72,226	764,151
Heritage Financial Corp., Washington	130,856	2,318,768
Heritage Oaks Bancorp	85,288	662,688
Hilltop Holdings, Inc. (a)	291,686	6,023,316
Home Bancshares, Inc.	239,805	9,141,367
HomeTrust Bancshares, Inc. (a)	82,069	1,492,835
Horizon Bancorp Industries	23,504	555,400
IBERIABANK Corp.	127,947	7,791,972
Independent Bank Corp.	94,433	1,328,672
Independent Bank Corp., Massachusetts	103,188	4,673,385
Independent Bank Group, Inc.	20,676	876,456
International Bancshares Corp.	248,261	6,367,895
Investar Holding Corp.	4,529	71,286
Investors Bancorp, Inc.	1,233,394	14,529,381
Jacksonville Bancorp, Inc. (a)	5,933	82,647
Lakeland Bancorp, Inc.	133,552	1,477,085
Lakeland Financial Corp.	76,194	3,130,811
LCNB Corp.	22,903	357,516
LegacyTexas Financial Group, Inc. (d)	145,930	4,132,738
Macatawa Bank Corp.	68,107	354,156
MainSource Financial Group, Inc.	86,682	1,795,184
MB Financial, Inc. (d)	245,280	8,079,523
MBT Financial Corp. (a)	19,435	127,882
Mercantile Bank Corp.	60,814	1,234,524
Merchants Bancshares, Inc.	19,984	575,739
Metro Bancorp, Inc.	50,531	1,447,208
Middleburg Financial Corp.	14,592	260,029
Midsouth Bancorp, Inc.	31,992	444,689
MidWestOne Financial Group, Inc.	23,222	677,386
Monarch Financial Holdings, Inc.	16,880	210,831
MutualFirst Financial, Inc.	10,822	253,884
National Bank Holdings Corp.	155,534	3,137,121
National Bankshares, Inc. (d)	22,639	719,241
National Commerce Corp.	7,652	176,532
National Penn Bancshares, Inc.	521,998	6,271,806
NBT Bancorp, Inc.	208,394	5,397,405
NewBridge Bancorp	108,261	903,979
Northeast Bancorp	20,002	213,821
Northrim Bancorp, Inc.	21,894	595,079
Norwood Financial Corp.	3,693	104,475
OFG Bancorp (d)	179,793	1,553,412
Ohio Valley Banc Corp.	8,415	196,911
Old Line Bancshares, Inc.	14,975	234,059
Old National Bancorp, Indiana	414,416	5,718,941

	Shares	Value
Old Point Financial Corp.	1,505	$ 23,629
Old Second Bancorp, Inc. (a)	91,189	568,107
Opus Bank	33,610	1,236,512
Orrstown Financial Services, Inc.	18,291	318,446
Pacific Continental Corp.	69,970	904,012
Pacific Mercantile Bancorp (a)	34,281	247,166
Pacific Premier Bancorp, Inc. (a)	70,269	1,318,246
PacWest Bancorp	358,962	15,306,140
Palmetto Bancshares, Inc. (d)	14,630	281,628
Park National Corp.	61,528	5,181,273
Park Sterling Corp.	156,309	1,126,988
Patriot National Bancorp, Inc. (a)	1,402	24,409
Peapack-Gladstone Financial Corp.	55,493	1,177,561
Penns Woods Bancorp, Inc.	12,302	527,633
Peoples Bancorp of North Carolina	1,842	35,772
Peoples Bancorp, Inc.	60,404	1,327,680
Peoples Financial Corp., Mississippi (a)	7,232	71,091
Peoples Financial Services Corp. (d)	24,825	887,494
Pinnacle Financial Partners, Inc.	131,415	6,231,699
Popular, Inc. (a)	389,677	11,440,917
Porter Bancorp, Inc. (a)	3,733	5,711
Preferred Bank, Los Angeles	51,965	1,592,727
Premier Financial Bancorp, Inc.	10,929	168,962
PrivateBancorp, Inc.	275,419	10,424,609
Prosperity Bancshares, Inc.	231,455	11,959,280
QCR Holdings, Inc. (d)	39,029	847,320
Renasant Corp.	174,958	5,483,184
Republic Bancorp, Inc., Kentucky Class A	38,600	964,614
Republic First Bancorp, Inc. (a)(d)	79,032	278,983
Royal Bancshares of Pennsylvania, Inc. Class A (a)	13,408	28,291
S&T Bancorp, Inc.	122,957	3,678,873
Sandy Spring Bancorp, Inc.	106,633	2,737,269
SB Financial Group, Inc.	532	5,692
Seacoast Banking Corp., Florida (a)	80,372	1,250,588
ServisFirst Bancshares, Inc.	9,292	348,357
Shore Bancshares, Inc.	30,383	294,107
Sierra Bancorp	34,690	589,730
Signature Bank (a)	188,280	25,133,497
Simmons First National Corp. Class A	62,615	2,746,920
South State Corp. (d)	95,276	7,159,991
Southern First Bancshares, Inc. (a)	400	8,064
Southern National Bancorp of Virginia, Inc.	13,582	154,563
Southside Bancshares, Inc. (d)	91,817	2,390,915
Southwest Bancorp, Inc., Oklahoma	63,650	1,061,682
Square 1 Financial, Inc. Class A (a)	24,153	608,897
State Bank Financial Corp.	153,774	3,106,235
Sterling Bancorp	505,190	7,087,816
Stock Yards Bancorp, Inc.	59,300	2,089,732
Stonegate Bank	63,728	1,987,039
Suffolk Bancorp	39,970	1,065,600
Summit Financial Group, Inc.	1,903	22,284
Sun Bancorp, Inc. (a)	31,777	631,091
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	190,446	$ 23,820,986
Synovus Financial Corp.	502,149	15,280,394
TCF Financial Corp.	630,705	9,788,542
Texas Capital Bancshares, Inc. (a)	169,578	9,133,471
The First Bancorp, Inc.	27,026	501,332
Tompkins Financial Corp.	54,825	2,877,764
TowneBank (d)	182,845	3,357,034
Trico Bancshares	90,636	2,151,699
TriState Capital Holdings, Inc. (a)	47,416	594,122
Triumph Bancorp, Inc.	26,636	385,423
Trustmark Corp.	265,589	6,116,515
Two River Bancorp	1,393	12,551
UMB Financial Corp. (d)	154,917	7,765,989
Umpqua Holdings Corp.	830,674	13,880,563
Union Bankshares Corp.	176,041	4,154,568
Union Bankshares, Inc.	388	10,336
United Bancorp, Inc.	370	3,097
United Bankshares, Inc., West Virginia (d)	235,135	8,798,752
United Community Bank, Inc.	171,185	3,350,090
United Security Bancshares, Inc.	8,545	73,316
United Security Bancshares, California	8,271	42,430
Unity Bancorp, Inc.	1,158	11,707
Univest Corp. of Pennsylvania	65,013	1,258,002
Valley National Bancorp	797,775	7,546,952
Veritex Holdings, Inc.	4,756	74,098
Washington Trust Bancorp, Inc.	63,697	2,459,341
Webster Financial Corp.	337,867	11,953,734
WesBanco, Inc.	149,647	4,607,631
West Bancorp., Inc.	49,707	896,217
Westamerica Bancorp. (d)	98,932	4,465,790
Westbury Bancorp, Inc. (a)	15,948	277,655
Western Alliance Bancorp. (a)	346,126	10,563,766
Wilshire Bancorp, Inc.	331,986	3,545,610
Wintrust Financial Corp.	178,110	9,083,610
Xenith Bankshares, Inc. (a)	17,541	105,246
Yadkin Financial Corp.	92,264	1,920,936
Your Community Bankshares, Inc.	113	3,359
		890,414,920
Capital Markets - 1.7%
Arlington Asset Investment Corp. (d)	82,136	1,367,564
Artisan Partners Asset Management, Inc. (d)	125,935	5,146,963
Ashford, Inc. (a)(d)	4,486	328,600
BGC Partners, Inc. Class A	731,463	6,414,931
Calamos Asset Management, Inc. Class A	66,235	699,442
Cohen & Steers, Inc.	74,518	2,234,050
Cowen Group, Inc. Class A (a)(d)	378,186	2,000,604
Diamond Hill Investment Group, Inc.	11,220	2,184,758
Eaton Vance Corp. (non-vtg.)	440,486	15,271,650

	Shares	Value
Evercore Partners, Inc. Class A	137,728	$ 7,214,193
FBR & Co.	29,224	641,175
Federated Investors, Inc. Class B (non-vtg.) (d)	363,488	11,268,128
Financial Engines, Inc. (d)	195,287	6,339,016
FXCM, Inc. Class A (d)	170,833	182,791
GAMCO Investors, Inc. Class A	16,526	966,771
Greenhill & Co., Inc.	99,194	3,482,701
HFF, Inc.	125,499	4,559,379
Institutional Financial Markets, Inc.	16,813	23,370
Interactive Brokers Group, Inc.	217,290	8,674,217
INTL FCStone, Inc. (a)(d)	57,706	1,526,901
Investment Technology Group, Inc. (d)	133,556	2,192,990
Janus Capital Group, Inc. (d)	547,386	8,145,104
KCG Holdings, Inc. Class A (a)(d)	194,127	2,232,461
Ladenburg Thalmann Financial Services, Inc. (a)(d)	402,412	1,050,295
Lazard Ltd. Class A	485,379	24,137,898
LPL Financial (d)	277,286	11,152,443
Manning & Napier, Inc. Class A	54,262	519,287
Moelis & Co. Class A	50,767	1,384,924
NorthStar Asset Management Group, Inc.	726,752	12,209,434
Oppenheimer Holdings, Inc. Class A (non-vtg.)	40,209	802,170
Piper Jaffray Companies (a)	58,981	2,468,945
Pzena Investment Management, Inc.	50,731	512,890
Raymond James Financial, Inc.	470,874	24,951,613
RCS Capital Corp. Class A (a)(d)	169,484	345,747
Safeguard Scientifics, Inc. (a)(d)	80,346	1,406,055
SEI Investments Co.	486,339	24,599,027
Silvercrest Asset Management Group Class A	16,670	196,206
Stifel Financial Corp. (a)	256,848	11,969,117
TD Ameritrade Holding Corp.	1,018,287	34,071,883
U.S. Global Investments, Inc. Class A	36,632	75,096
Vector Capital Corp. rights (a)	49,572	1
Virtu Financial, Inc. Class A (d)	72,606	1,709,145
Virtus Investment Partners, Inc. (d)	26,142	3,007,899
Waddell & Reed Financial, Inc. Class A (d)	315,585	12,329,906
Walter Investment Management Corp. (a)(d)	140,444	2,308,899
Westwood Holdings Group, Inc.	27,304	1,515,645
WisdomTree Investments, Inc. (d)	421,306	7,899,488
		273,721,772
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	1,645,482	35,970,237
Asta Funding, Inc. (a)	27,914	247,597
Atlanticus Holdings Corp. (a)	33,601	132,388
Cash America International, Inc. (d)	106,279	2,933,300
Consumer Portfolio Services, Inc. (a)	59,546	341,199
Credit Acceptance Corp. (a)(d)	31,923	6,506,227
Encore Capital Group, Inc. (a)(d)	90,712	3,685,629
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Enova International, Inc. (a)(d)	98,121	$ 1,275,573
EZCORP, Inc. (non-vtg.) Class A (a)(d)	197,585	1,248,737
First Cash Financial Services, Inc. (a)	111,991	4,621,869
First Marblehead Corp. (a)(d)	27,325	106,021
Green Dot Corp. Class A (a)	153,454	2,714,601
Imperial Holdings, Inc. (a)(d)	97,592	543,587
Imperial Holdings, Inc. warrants 4/11/19	3,852	834
J.G. Wentworth Co. (a)(d)	45,695	246,296
Nelnet, Inc. Class A	76,738	2,889,186
Nicholas Financial, Inc. (a)	73,640	911,663
PRA Group, Inc. (a)(d)	180,501	9,618,898
QC Holdings, Inc.	15,915	26,419
Regional Management Corp. (a)	42,651	703,742
Santander Consumer U.S.A. Holdings, Inc. (a)	378,005	8,489,992
SLM Corp. (a)	1,600,739	13,574,267
Springleaf Holdings, Inc. (a)	171,823	7,690,797
Synchrony Financial (d)	479,184	15,789,113
World Acceptance Corp. (a)(d)	33,676	1,265,544
		121,533,716
Diversified Financial Services - 0.6%
California First National Bancorp (a)	1,545	21,321
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	315,166	19,937,401
Gain Capital Holdings, Inc.	90,073	744,003
MarketAxess Holdings, Inc.	140,188	12,675,799
Marlin Business Services Corp.	34,930	479,240
MSCI, Inc. Class A	420,819	25,467,966
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	80,504	916,941
On Deck Capital, Inc. (d)	52,917	488,424
PHH Corp. (a)	187,159	3,031,976
PICO Holdings, Inc. (a)(d)	85,950	1,113,053
Resource America, Inc. Class A	57,432	435,909
Voya Financial, Inc.	798,659	34,406,230
		99,718,263
Insurance - 4.6%
1347 Property Insurance Holdings, Inc. (a)	6,993	53,427
Alleghany Corp. (a)	59,749	28,069,483
Allied World Assur Co. Holdings AG	356,872	14,253,468
AMBAC Financial Group, Inc. (a)	175,979	2,859,659
American Equity Investment Life Holding Co. (d)	307,063	7,449,348
American Financial Group, Inc.	279,076	19,272,989
American National Insurance Co.	32,652	3,242,017
Amerisafe, Inc.	72,515	3,389,351
AmTrust Financial Services, Inc. (d)	119,118	6,926,712
Arch Capital Group Ltd. (a)	462,208	31,559,562
Argo Group International Holdings, Ltd.	108,758	6,088,273

	Shares	Value
Arthur J. Gallagher & Co.	617,433	$ 26,994,171
Aspen Insurance Holdings Ltd.	240,330	11,033,550
Assured Guaranty Ltd.	563,362	14,230,524
Axis Capital Holdings Ltd.	375,830	21,046,480
Baldwin & Lyons, Inc. Class B	33,745	773,435
Blue Capital Reinsurance Holdings Ltd.	20,513	329,439
Brown & Brown, Inc.	425,135	13,629,828
Citizens, Inc. Class A (a)(d)	170,904	1,074,986
CNA Financial Corp.	125,513	4,515,958
CNO Financial Group, Inc.	744,149	13,312,826
Crawford & Co. Class B	78,389	500,122
Donegal Group, Inc. Class A	26,385	377,042
eHealth, Inc. (a)(d)	71,274	1,064,834
EMC Insurance Group	26,226	600,051
Employers Holdings, Inc.	119,545	2,635,967
Endurance Specialty Holdings Ltd.	220,356	14,047,695
Enstar Group Ltd. (a)	42,449	6,202,223
Erie Indemnity Co. Class A	97,039	7,954,287
Everest Re Group Ltd.	165,131	29,031,681
FBL Financial Group, Inc. Class A	42,270	2,411,081
Federated National Holding Co.	50,478	1,105,973
Fidelity & Guaranty Life	47,968	1,182,891
First Acceptance Corp. (a)	24,679	72,063
First American Financial Corp. (d)	400,939	15,580,490
FNF Group	1,041,430	37,918,466
FNFV Group (a)(d)	323,709	4,684,069
Global Indemnity PLC (a)(d)	37,631	1,010,016
Greenlight Capital Re, Ltd. (a)	113,545	2,895,398
Hallmark Financial Services, Inc. (a)	45,911	527,517
Hanover Insurance Group, Inc.	164,112	12,948,437
HCC Insurance Holdings, Inc.	356,807	27,570,477
HCI Group, Inc. (d)	36,061	1,433,425
Health Insurance Innovations, Inc. (a)(d)	19,782	102,471
Heritage Insurance Holdings, Inc. (a)	25,739	452,234
Horace Mann Educators Corp.	158,217	5,255,969
Independence Holding Co.	14,261	175,553
Infinity Property & Casualty Corp.	44,895	3,469,486
Investors Title Co.	4,573	326,970
James River Group Holdings Ltd.	72,297	1,995,397
Kansas City Life Insurance Co.	10,866	502,661
Kemper Corp.	192,550	6,820,121
Maiden Holdings Ltd.	214,364	3,071,836
Markel Corp. (a)	52,177	42,980,804
MBIA, Inc. (a)	578,599	4,061,765
Mercury General Corp.	139,381	7,088,918
National General Holdings Corp. (d)	207,008	3,794,457
National Interstate Corp.	62,099	1,720,142
National Western Life Insurance Co. Class A	8,974	2,040,867
Navigators Group, Inc. (a)	44,036	3,348,938
Old Republic International Corp.	894,843	14,057,984
OneBeacon Insurance Group Ltd.	89,144	1,288,131
PartnerRe Ltd.	177,647	24,588,121
Patriot National, Inc.	79,918	1,299,467
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Phoenix Companies, Inc. (a)	20,781	$ 337,691
Primerica, Inc.	191,894	8,153,576
ProAssurance Corp.	206,418	9,955,540
Reinsurance Group of America, Inc.	241,777	21,972,694
RenaissanceRe Holdings Ltd.	169,268	17,256,873
RLI Corp.	140,218	7,306,760
Safety Insurance Group, Inc.	49,480	2,601,658
Selective Insurance Group, Inc.	212,026	6,428,628
StanCorp Financial Group, Inc.	158,059	17,972,889
State Auto Financial Corp.	61,570	1,348,383
State National Companies, Inc.	119,044	1,130,918
Stewart Information Services Corp.	81,557	3,159,518
Symetra Financial Corp.	359,863	11,324,889
Third Point Reinsurance Ltd. (a)	234,926	3,286,615
United Fire Group, Inc.	81,955	2,720,906
United Insurance Holdings Corp. (d)	65,305	858,108
Universal Insurance Holdings, Inc. (d)	115,060	2,833,928
Validus Holdings Ltd.	303,742	13,449,696
W.R. Berkley Corp.	374,961	20,352,883
White Mountains Insurance Group Ltd.	22,867	16,448,462
Willis Group Holdings PLC (d)	665,089	28,658,685
		727,861,283
Real Estate Investment Trusts - 9.3%
Acadia Realty Trust (SBI)	276,181	8,161,149
AG Mortgage Investment Trust, Inc. (d)	118,038	1,951,168
Agree Realty Corp.	85,113	2,421,465
Alexanders, Inc.	12,888	4,678,344
Alexandria Real Estate Equities, Inc.	269,488	23,173,273
Altisource Residential Corp. Class B	219,951	3,358,652
American Assets Trust, Inc.	146,263	5,634,051
American Campus Communities, Inc.	410,620	14,063,735
American Capital Agency Corp.	1,305,835	24,980,624
American Capital Mortgage Investment Corp.	201,392	3,075,256
American Homes 4 Rent Class A	535,076	8,550,514
American Residential Properties, Inc. (d)	125,474	2,126,784
Annaly Capital Management, Inc.	3,511,338	35,324,060
Anworth Mortgage Asset Corp.	535,062	2,691,362
Apollo Commercial Real Estate Finance, Inc. (d)	217,372	3,558,380
Apollo Residential Mortgage, Inc.	129,369	1,805,991
Arbor Realty Trust, Inc.	168,473	1,076,542
Ares Commercial Real Estate Corp.	147,369	1,845,060
Armada Hoffler Properties, Inc.	102,551	1,023,459
Armour Residential REIT, Inc.	165,915	3,545,604
Ashford Hospitality Prime, Inc.	103,173	1,426,883
Ashford Hospitality Trust, Inc.	353,602	2,736,879
BioMed Realty Trust, Inc.	758,686	14,035,691
Blackstone Mortgage Trust, Inc.	344,694	9,544,577
Bluerock Residental Growth (REIT), Inc.	67,533	758,396
Brandywine Realty Trust (SBI)	660,673	8,007,357

	Shares	Value
Brixmor Property Group, Inc.	635,378	$ 14,499,326
BRT Realty Trust (a)	19,090	134,012
Camden Property Trust (SBI)	320,202	23,064,150
Campus Crest Communities, Inc. (d)	250,757	1,296,414
Capstead Mortgage Corp.	366,600	3,819,972
Care Capital Properties, Inc. (d)	303,838	9,659,010
CareTrust (REIT), Inc.	133,896	1,500,974
CatchMark Timber Trust, Inc.	118,399	1,192,278
CBL & Associates Properties, Inc.	632,334	9,409,130
Cedar Shopping Centers, Inc.	355,338	2,224,416
Chambers Street Properties	884,777	5,989,940
Chatham Lodging Trust	157,059	3,604,504
Cherry Hill Mortgage Investment Corp.	38,323	619,300
Chesapeake Lodging Trust	225,728	6,525,796
Chimera Investment Corp.	752,561	10,543,380
CIM Commercial Trust Corp.	9,151	138,180
City Office (REIT), Inc.	58,071	650,395
Colony Financial, Inc.	412,630	8,958,197
Columbia Property Trust, Inc.	466,880	9,981,894
Communications Sales & Leasing, Inc. (d)	457,389	9,193,519
Condor Hospitality Trust, Inc. (a)	1,649	2,243
CorEnergy Infrastructure Trust, Inc. (d)	217,848	1,117,560
Coresite Realty Corp. (d)	97,412	4,742,990
Corporate Office Properties Trust (SBI)	347,090	7,299,303
Corrections Corp. of America	437,946	12,866,853
Cousins Properties, Inc.	789,875	7,243,154
CubeSmart	612,844	15,498,825
CyrusOne, Inc.	246,615	7,807,831
CYS Investments, Inc. (d)	595,977	4,654,580
DCT Industrial Trust, Inc. (d)	340,349	10,928,606
DDR Corp. (d)	1,087,940	16,634,603
DiamondRock Hospitality Co.	775,614	9,121,221
Digital Realty Trust, Inc. (d)	504,521	31,946,270
Douglas Emmett, Inc. (d)	508,228	14,042,340
Duke Realty LP	1,276,482	23,053,265
DuPont Fabros Technology, Inc.	250,582	6,698,057
Dynex Capital, Inc. (d)	240,801	1,613,367
Easterly Government Properties, Inc.	78,889	1,236,980
EastGroup Properties, Inc.	123,895	6,690,330
Education Realty Trust, Inc.	183,568	5,369,364
Ellington Residential Mortgage REIT	28,927	376,051
Empire State Realty Trust, Inc. (d)	434,334	7,040,554
EPR Properties	215,847	10,984,454
Equity Commonwealth (a)	490,826	12,609,320
Equity Lifestyle Properties, Inc.	303,710	16,934,870
Equity One, Inc.	326,115	7,666,964
Extra Space Storage, Inc. (d)	461,428	33,905,729
Federal Realty Investment Trust (SBI) (d)	252,270	32,563,012
FelCor Lodging Trust, Inc.	482,102	3,890,563
First Industrial Realty Trust, Inc.	413,921	8,025,928
First Potomac Realty Trust	233,279	2,451,762
Five Oaks Investment Corp.	62,057	391,580
Franklin Street Properties Corp.	381,396	3,970,332
Gaming & Leisure Properties	347,981	10,766,532
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Getty Realty Corp.	125,310	$ 1,974,886
Gladstone Commercial Corp.	92,895	1,337,688
Gladstone Land Corp.	66,704	609,008
Government Properties Income Trust (d)	248,301	3,933,088
Gramercy Property Trust, Inc.	207,848	4,595,519
Great Ajax Corp. (d)	19,158	245,414
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	124,566	2,368,000
Hatteras Financial Corp.	352,200	5,716,206
Healthcare Realty Trust, Inc.	366,835	8,400,522
Healthcare Trust of America, Inc.	486,580	11,682,786
Hersha Hospitality Trust (d)	183,682	4,489,188
Highwoods Properties, Inc. (SBI)	338,059	12,825,958
Home Properties, Inc.	213,136	15,816,823
Hospitality Properties Trust (SBI)	564,898	14,529,177
Hudson Pacific Properties, Inc.	284,643	8,081,015
Independence Realty Trust, Inc.	115,122	853,054
InfraReit, Inc.	77,422	2,181,752
Inland Real Estate Corp.	395,195	3,323,590
Invesco Mortgage Capital, Inc. (d)	450,452	6,126,147
Investors Real Estate Trust (d)	532,917	3,565,215
iStar Financial, Inc. (a)(d)	299,680	3,737,010
JAVELIN Mortgage Investment Corp.	53,341	346,183
Jernigan Capital, Inc. (d)	19,625	369,343
Kilroy Realty Corp. (d)	321,766	20,869,743
Kite Realty Group Trust (d)	325,424	7,650,718
Ladder Capital Corp. Class A	79,522	1,238,953
Lamar Advertising Co. Class A	303,600	16,194,024
LaSalle Hotel Properties (SBI)	416,762	13,111,333
Lexington Corporate Properties Trust	783,923	6,326,259
Liberty Property Trust (SBI)	559,047	17,185,105
LTC Properties, Inc.	133,945	5,463,617
Mack-Cali Realty Corp.	312,483	5,852,807
Medical Properties Trust, Inc.	871,038	10,165,013
MFA Financial, Inc.	1,368,820	9,732,310
Mid-America Apartment Communities, Inc.	281,299	22,107,288
Monmouth Real Estate Investment Corp. Class A (d)	284,308	2,706,612
Monogram Residential Trust, Inc. (d)	610,595	5,654,110
National Health Investors, Inc.	128,196	7,063,600
National Retail Properties, Inc.	491,481	17,078,965
National Storage Affiliates Trust	74,883	968,986
New Residential Investment Corp.	860,290	12,181,706
New Senior Investment Group, Inc.	314,790	3,585,458
New York (REIT), Inc.	601,458	5,761,968
New York Mortgage Trust, Inc. (d)	390,199	2,551,901
Newcastle Investment Corp. (d)	278,628	1,365,277
NexPoint Residential Trust, Inc. (d)	81,233	1,003,228
NorthStar Realty Finance Corp.	1,009,557	14,184,276
Omega Healthcare Investors, Inc. (d)	602,774	20,361,706

	Shares	Value
One Liberty Properties, Inc.	60,497	$ 1,320,650
Orchid Island Capital, Inc. (d)	86,482	786,121
Outfront Media, Inc.	517,363	11,707,925
Owens Realty Mortgage, Inc. (d)	33,263	457,366
Paramount Group, Inc. (d)	543,123	8,928,942
Parkway Properties, Inc.	310,323	4,915,516
Pebblebrook Hotel Trust (d)	276,662	10,529,756
Pennsylvania Real Estate Investment Trust (SBI)	257,451	5,107,828
PennyMac Mortgage Investment Trust	274,520	4,137,016
Physicians Realty Trust	270,250	3,918,625
Piedmont Office Realty Trust, Inc. Class A	589,439	9,996,885
Post Properties, Inc.	207,822	11,505,026
Potlatch Corp.	161,680	5,338,674
Power (REIT) (a)	1,227	5,645
Preferred Apartment Communities, Inc. Class A	97,537	995,853
PS Business Parks, Inc.	78,854	5,753,188
QTS Realty Trust, Inc. Class A (d)	114,827	4,614,897
RAIT Financial Trust (d)	305,596	1,586,043
Ramco-Gershenson Properties Trust (SBI)	325,713	5,048,552
Rayonier, Inc.	471,663	10,848,249
Redwood Trust, Inc. (d)	309,145	4,510,426
Regency Centers Corp.	346,551	20,553,940
Resource Capital Corp.	545,076	1,766,046
Retail Opportunity Investments Corp.	379,374	6,043,428
Retail Properties America, Inc.	904,064	12,340,474
Rexford Industrial Realty, Inc.	207,368	2,679,195
RLJ Lodging Trust (d)	485,015	13,357,313
Rouse Properties, Inc. (d)	142,850	2,219,889
Ryman Hospitality Properties, Inc.	193,927	9,934,880
Sabra Health Care REIT, Inc. (d)	244,769	5,867,113
Saul Centers, Inc. (d)	55,021	2,714,736
Select Income REIT	140,969	2,614,975
Senior Housing Properties Trust (SBI)	872,420	13,696,994
Silver Bay Realty Trust Corp.	154,607	2,421,146
SoTHERLY Hotels, Inc.	42,144	273,936
Sovran Self Storage, Inc.	130,948	11,749,964
Spirit Realty Capital, Inc.	1,605,771	15,415,402
Stag Industrial, Inc.	233,640	3,985,898
Starwood Property Trust, Inc. (d)	869,065	18,493,703
Starwood Waypoint Residential	146,441	3,527,764
Store Capital Corp.	190,665	3,843,806
Strategic Hotel & Resorts, Inc. (a)	1,027,932	13,866,803
Summit Hotel Properties, Inc.	331,015	4,015,212
Sun Communities, Inc.	188,620	12,299,910
Sunstone Hotel Investors, Inc.	773,720	10,700,548
Tanger Factory Outlet Centers, Inc.	356,770	11,288,203
Taubman Centers, Inc.	232,614	16,048,040
Terreno Realty Corp.	173,007	3,518,962
The GEO Group, Inc.	279,901	8,405,427
Trade Street Residential, Inc. (d)	72,593	478,388
Two Harbors Investment Corp.	1,338,049	12,657,944
UDR, Inc.	959,902	31,004,835
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
UMH Properties, Inc.	95,496	$ 892,888
United Development Funding IV (d)	115,465	2,018,328
Universal Health Realty Income Trust (SBI)	56,799	2,612,754
Urban Edge Properties	343,615	7,184,990
Urstadt Biddle Properties, Inc. Class A	121,209	2,173,277
VEREIT, Inc.	3,410,912	27,764,824
Washington REIT (SBI) (d)	253,868	6,245,153
Weingarten Realty Investors (SBI)	424,688	13,437,128
Western Asset Mortgage Capital Corp. (d)	148,255	1,894,699
Wheeler REIT, Inc.	10,523	20,309
Whitestone REIT Class B	94,041	1,073,948
WP Carey, Inc. (d)	364,465	20,945,804
WP Glimcher, Inc.	694,923	8,415,518
Xenia Hotels & Resorts, Inc. (d)	424,028	7,844,518
ZAIS Financial Corp.	21,394	315,775
		1,492,815,941
Real Estate Management & Development - 0.7%
Alexander & Baldwin, Inc.	176,542	5,972,416
Altisource Portfolio Solutions SA (a)	55,430	1,491,621
American Realty Investments, Inc. (a)	1,965	13,264
AV Homes, Inc. (a)(d)	40,348	570,521
Consolidated-Tomoka Land Co. (d)	21,564	1,184,511
Farmland Partners, Inc. (d)	43,759	462,533
Forest City Enterprises, Inc. Class A (a)	730,316	15,723,703
Forestar Group, Inc. (a)(d)	124,329	1,607,574
FRP Holdings, Inc. (a)	18,797	584,775
Griffin Industrial Realty, Inc.	7,298	237,112
Howard Hughes Corp. (a)	137,324	17,246,521
InterGroup Corp. (a)	845	24,505
Jones Lang LaSalle, Inc.	166,557	24,795,341
Kennedy-Wilson Holdings, Inc.	315,052	7,548,646
Marcus & Millichap, Inc. (a)	51,096	2,169,536
Maui Land & Pineapple, Inc. (a)	17,943	95,995
RE/MAX Holdings, Inc.	45,953	1,685,556
Realogy Holdings Corp. (a)	548,914	22,121,234
Tejon Ranch Co. (a)(d)	55,399	1,309,078
The St. Joe Co. (a)(d)	349,415	6,097,292
Transcontinental Realty Investors, Inc. (a)	1,497	19,326
		110,961,060
Thrifts & Mortgage Finance - 1.1%
Alliance Bancorp, Inc. of Pennsylvania	500	11,480
Astoria Financial Corp.	329,083	5,321,272
Atlantic Coast Financial Corp. (a)	6,233	33,035
Bank Mutual Corp.	163,696	1,183,522
BankFinancial Corp.	65,539	806,130
BBX Capital Corp. (a)(d)	42,087	681,809
Bear State Financial, Inc. (d)	31,684	274,067
Beneficial Bancorp, Inc. (a)	136,359	1,696,306
BofI Holding, Inc. (a)(d)	48,720	5,643,725

	Shares	Value
Brookline Bancorp, Inc., Delaware	275,450	$ 2,905,998
Cape Bancorp, Inc.	26,386	292,885
Capitol Federal Financial, Inc.	520,908	6,276,941
Charter Financial Corp.	59,666	748,808
Cheviot Financial Corp.	44	638
Chicopee Bancorp, Inc.	13,096	213,465
Citizens Community Bancorp, Inc.	2,013	18,318
Clifton Bancorp, Inc.	98,583	1,359,460
Dime Community Bancshares, Inc.	144,735	2,464,837
Elmira Savings Bank	185	3,659
ESSA Bancorp, Inc.	32,482	419,992
Essent Group Ltd. (a)	218,457	5,852,463
EverBank Financial Corp.	333,864	6,603,830
Farmer Mac Class C (non-vtg.)	41,556	983,631
First Clover Leaf Financial Corp.	10,566	95,517
First Defiance Financial Corp.	34,111	1,285,644
First Financial Northwest, Inc.	35,825	438,498
Flagstar Bancorp, Inc. (a)	79,941	1,625,201
Fox Chase Bancorp, Inc.	35,769	617,373
HF Financial Corp.	832	13,295
Hingham Institution for Savings (d)	4,840	566,183
HMN Financial, Inc. (a)	3,871	42,387
Home Bancorp, Inc.	15,826	397,391
HomeStreet, Inc. (a)(d)	92,903	2,068,021
HopFed Bancorp, Inc.	18,100	206,340
Impac Mortgage Holdings, Inc. (a)(d)	31,836	561,905
Kearny Financial Corp. (d)	92,949	1,054,971
Lake Sunapee Bank Group	20,505	302,039
Lendingtree, Inc. (a)(d)	24,195	2,563,460
Meridian Bancorp, Inc.	87,908	1,119,948
Meta Financial Group, Inc.	29,775	1,292,831
MGIC Investment Corp. (a)(d)	1,244,648	13,143,483
Nationstar Mortgage Holdings, Inc. (a)(d)	145,355	2,430,336
Naugatuck Valley Financial Corp. (a)	36,864	396,288
New York Community Bancorp, Inc. (d)	1,606,868	28,377,289
NMI Holdings, Inc. (a)	129,065	1,073,821
Northfield Bancorp, Inc. (d)	229,310	3,432,771
Northwest Bancshares, Inc. (d)	395,038	5,072,288
Ocean Shore Holding Co.	5,982	94,396
OceanFirst Financial Corp.	42,221	777,711
Ocwen Financial Corp. (a)(d)	404,490	3,009,406
Oneida Financial Corp.	16,145	321,608
Oritani Financial Corp. (d)	165,696	2,498,696
PennyMac Financial Services, Inc. (a)	84,716	1,454,574
Poage Bankshares, Inc.	6,654	102,671
Provident Financial Holdings, Inc.	21,795	357,220
Provident Financial Services, Inc.	214,102	4,055,092
Pulaski Financial Corp.	11,679	154,280
Radian Group, Inc.	782,195	14,063,866
Riverview Bancorp, Inc.	27,380	122,389
Security National Financial Corp. Class A (d)	35,110	254,899
SI Financial Group, Inc.	23,177	262,827
Southern Missouri Bancorp, Inc.	20,482	440,363
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Stonegate Mortgage Corp. (a)(d)	51,913	$ 374,293
Territorial Bancorp, Inc.	28,348	735,914
TFS Financial Corp.	334,694	5,746,696
Timberland Bancorp, Inc.	12,774	132,850
Trustco Bank Corp., New York	396,403	2,346,706
United Community Bancorp, Inc.	1,461	20,381
United Community Financial Corp.	251,020	1,252,590
United Financial Bancorp, Inc. New	196,464	2,465,623
Walker & Dunlop, Inc. (a)(d)	106,999	2,603,286
Washington Federal, Inc.	359,078	8,147,480
Waterstone Financial, Inc.	131,265	1,690,693
Westfield Financial, Inc.	94,628	709,710
WSFS Financial Corp.	112,091	3,085,865
		169,255,636
TOTAL FINANCIALS		3,886,282,591
HEALTH CARE - 13.7%
Biotechnology - 5.0%
Abeona Therapeutics, Inc. (a)(d)	23,983	112,001
ACADIA Pharmaceuticals, Inc. (a)(d)	298,321	10,927,498
Acceleron Pharma, Inc. (a)(d)	36,659	1,062,378
Achillion Pharmaceuticals, Inc. (a)(d)	417,269	3,083,618
Acorda Therapeutics, Inc. (a)(d)	165,219	5,282,051
Actinium Pharmaceuticals, Inc. (a)(d)	112,631	236,525
Adamas Pharmaceuticals, Inc. (a)	11,307	226,818
Aduro Biotech, Inc. (d)	31,278	605,542
Advaxis, Inc. (a)(d)	96,227	1,424,160
Aegerion Pharmaceuticals, Inc. (a)(d)	106,878	1,890,672
Agenus, Inc. (a)	258,681	1,839,222
Agios Pharmaceuticals, Inc. (a)(d)	39,962	3,452,717
Akebia Therapeutics, Inc. (a)(d)	63,449	441,605
Alder Biopharmaceuticals, Inc. (a)(d)	95,755	3,710,506
Aldeyra Therapeutics, Inc. (a)(d)	22,558	162,418
Alkermes PLC (a)(d)	558,610	33,270,812
Alnylam Pharmaceuticals, Inc. (a)	275,320	28,333,181
AMAG Pharmaceuticals, Inc. (a)(d)	114,294	7,147,947
Amicus Therapeutics, Inc. (a)(d)	424,669	6,106,740
Anacor Pharmaceuticals, Inc. (a)(d)	164,493	21,451,532
Anthera Pharmaceuticals, Inc. (a)	129,963	887,647
Applied Genetic Technologies Corp. (a)(d)	29,071	477,637
Aquinox Pharmaceuticals, Inc. (a)(d)	13,594	232,593
ARCA biopharma, Inc. (a)(d)	51,340	46,206
Ardelyx, Inc. (a)	17,205	326,551
Arena Pharmaceuticals, Inc. (a)(d)	911,709	2,470,731
Argos Therapeutics, Inc. (a)(d)	33,363	207,184
ARIAD Pharmaceuticals, Inc. (a)(d)	705,428	6,659,240
ArQule, Inc. (a)	223,720	380,324
Array BioPharma, Inc. (a)(d)	468,944	2,766,770

	Shares	Value
Arrowhead Research Corp. (a)(d)	213,627	$ 1,266,808
Atara Biotherapeutics, Inc. (d)	60,808	2,464,548
Athersys, Inc. (a)(d)	318,191	359,556
aTyr Pharma, Inc. (a)(d)	24,717	357,902
Avalanche Biotechnologies, Inc. (a)	33,080	346,017
AVEO Pharmaceuticals, Inc. (a)(d)	226,280	310,004
Bellicum Pharmaceuticals, Inc. (d)	33,283	567,808
BIND Therapeutics, Inc. (a)(d)	35,747	167,653
Biocept, Inc. (a)(d)	60,358	121,320
BioCryst Pharmaceuticals, Inc. (a)(d)	245,968	2,863,068
BioMarin Pharmaceutical, Inc. (a)	602,402	77,854,434
Biospecifics Technologies Corp. (a)	16,807	834,636
Biota Pharmaceuticals, Inc. (a)	114,179	250,052
BioTime, Inc. (a)(d)	195,474	590,331
bluebird bio, Inc. (a)	134,017	17,833,642
Blueprint Medicines Corp.	33,505	916,697
BrainStorm Cell Therpeutic, Inc. (a)(d)	45,873	139,454
Calithera Biosciences, Inc. (d)	27,885	162,570
Cancer Genetics, Inc. (a)(d)	27,876	267,888
Capricor Therapeutics, Inc. (a)	40,820	194,303
Cara Therapeutics, Inc. (a)(d)	63,234	1,198,917
CareDx, Inc. (a)(d)	9,326	64,536
CASI Pharmaceuticals, Inc. (a)	37,512	52,142
Catalyst Biosciences, Inc. (a)	21,490	253,582
Catalyst Pharmaceutical Partners, Inc. (a)(d)	240,745	873,904
Cel-Sci Corp. (a)(d)	316,118	176,236
Celladon Corp. (a)(d)	36,204	40,548
Celldex Therapeutics, Inc. (a)(d)	370,095	5,492,210
Cellular Biomedicine Group, Inc. (a)(d)	22,441	520,856
Celsion Corp. (a)(d)	60,020	124,842
Cepheid, Inc. (a)(d)	270,157	13,167,452
Cerulean Pharma, Inc. (a)	48,961	197,313
ChemoCentryx, Inc. (a)(d)	80,697	530,986
Chimerix, Inc. (a)	150,180	7,349,809
Cidara Therapeutics, Inc. (d)	14,000	199,220
Cleveland Biolabs, Inc. (a)(d)	4,693	19,054
Clovis Oncology, Inc. (a)	123,188	9,591,418
Coherus BioSciences, Inc. (d)	41,043	1,132,787
Colucid Pharmaceuticals, Inc. (d)	21,348	139,829
Conatus Pharmaceuticals, Inc. (a)	52,030	204,478
Concert Pharmaceuticals, Inc. (a)(d)	53,369	831,489
Corbus Pharmaceuticals Holdings, Inc. (d)	39,197	74,866
CorMedix, Inc. (a)(d)	116,216	318,432
CTI BioPharma Corp. (a)(d)	584,768	923,933
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	377,821	989,891
Cyclacel Pharmaceuticals, Inc. (a)	68,516	38,369
Cytokinetics, Inc. (a)(d)	121,616	841,583
Cytori Therapeutics, Inc. (a)(d)	516,670	187,086
CytRx Corp. (a)(d)	205,144	504,654
DARA BioSciences, Inc. (a)	29,398	26,164
Dicerna Pharmaceuticals, Inc. (a)	54,393	596,691
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Discovery Laboratories, Inc. (a)(d)	290,135	$ 121,857
Dyax Corp. (a)	548,727	12,631,696
Dynavax Technologies Corp. (a)	127,497	3,615,815
Eagle Pharmaceuticals, Inc. (a)(d)	33,845	2,658,525
Eleven Biotherapeutics, Inc. (a)(d)	33,461	118,117
Emergent BioSolutions, Inc. (a)(d)	107,044	3,563,495
Enanta Pharmaceuticals, Inc. (a)(d)	41,132	1,605,793
Enzon Pharmaceuticals, Inc. (d)	134,828	133,480
Epirus Biopharmaceuticals, Inc. (a)(d)	49,458	249,763
Epizyme, Inc. (a)(d)	87,248	1,744,960
Esperion Therapeutics, Inc. (a)(d)	51,546	2,471,631
Exact Sciences Corp. (a)(d)	361,271	7,987,702
Exelixis, Inc. (a)(d)	773,887	4,604,628
Fate Therapeutics, Inc. (a)(d)	70,771	462,135
Fibrocell Science, Inc. (a)	127,647	719,929
FibroGen, Inc. (d)	34,151	836,700
Five Prime Therapeutics, Inc. (a)(d)	82,800	1,578,996
Flexion Therapeutics, Inc. (a)	39,522	952,875
Fortress Biotech, Inc. (a)(d)	164,005	451,014
Foundation Medicine, Inc. (a)(d)	49,011	1,153,719
Galectin Therapeutics, Inc. (a)(d)	80,065	176,944
Galena Biopharma, Inc. (a)(d)	643,304	1,016,420
Galmed Pharmaceuticals Ltd. (a)(d)	20,354	182,575
Genocea Biosciences, Inc. (a)(d)	72,934	848,222
Genomic Health, Inc. (a)(d)	85,089	2,341,649
GenVec, Inc. (a)	51,992	131,540
Geron Corp. (a)(d)	578,285	1,752,204
GlobeImmune, Inc. (a)	5,000	14,000
GlycoMimetics, Inc. (a)	32,989	231,253
GTx, Inc. (a)(d)	149,248	137,010
Halozyme Therapeutics, Inc. (a)(d)	396,722	6,926,766
Harvard Apparatus (a)	22,493	31,490
Heat Biologics, Inc. (a)(d)	18,898	91,844
Hemispherx Biopharma, Inc. (a)	767,203	135,795
Heron Therapeutics, Inc. (a)(d)	108,863	4,186,871
iBio, Inc. (a)(d)	302,306	223,706
Idera Pharmaceuticals, Inc. (a)(d)	354,286	1,069,944
Ignyta, Inc. (a)(d)	90,771	1,241,747
Immucell Corp. (a)	6,741	48,940
Immune Design Corp. (a)(d)	28,510	454,449
ImmunoCellular Therapeutics Ltd. (a)(d)	397,924	175,047
ImmunoGen, Inc. (a)(d)	322,362	4,338,993
Immunomedics, Inc. (a)(d)	337,345	728,665
Incyte Corp. (a)	612,460	71,161,727
Infinity Pharmaceuticals, Inc. (a)(d)	159,182	1,403,985
Inotek Pharmaceuticals Corp.	20,463	252,309
Inovio Pharmaceuticals, Inc. (a)(d)	243,066	1,820,564
Insmed, Inc. (a)	235,312	5,751,025
Insys Therapeutics, Inc. (a)(d)	75,141	2,436,071
Intercept Pharmaceuticals, Inc. (a)(d)	51,403	9,754,233
Intrexon Corp. (a)(d)	143,846	6,401,147

	Shares	Value
Invitae Corp. (d)	62,640	$ 639,554
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	452,889	4,981,779
Isis Pharmaceuticals, Inc. (a)(d)	446,787	22,419,772
IsoRay, Inc. (a)(d)	212,731	304,205
Juno Therapeutics, Inc. (d)	88,623	3,217,901
KaloBios Pharmaceuticals, Inc. (a)	8,954	18,982
Karyopharm Therapeutics, Inc. (a)(d)	75,665	1,048,717
Keryx Biopharmaceuticals, Inc. (a)(d)	397,703	2,457,805
Kindred Biosciences, Inc. (a)(d)	44,644	264,292
Kite Pharma, Inc. (a)(d)	44,996	2,392,437
KYTHERA Biopharmaceuticals, Inc. (a)	73,852	5,518,221
La Jolla Pharmaceutical Co. (a)(d)	39,066	1,389,968
Lexicon Pharmaceuticals, Inc. (a)(d)	159,833	1,908,406
Ligand Pharmaceuticals, Inc.:
Class B (a)(d)	67,068	6,166,232
General CVR (a)	26,087	1,826
Glucagon CVR (a)	26,087	1,252
rights (a)	26,087	183
TR Beta CVR (a)	26,087	1,096
Lion Biotechnologies, Inc. (a)(d)	175,510	1,247,876
Loxo Oncology, Inc. (d)	21,574	433,637
Lpath, Inc. (a)(d)	62,657	14,411
Macrogenics, Inc. (a)(d)	108,083	2,847,987
MannKind Corp. (a)(d)	991,550	3,757,975
Mast Therapeutics, Inc. (a)(d)	531,478	257,767
Medgenics, Inc. (a)(d)	99,414	786,365
MediciNova, Inc. (a)(d)	71,396	210,618
Medivation, Inc. (a)	294,655	25,947,319
MEI Pharma, Inc. (a)(d)	92,428	168,219
Merrimack Pharmaceuticals, Inc. (a)(d)	373,107	3,764,650
MiMedx Group, Inc. (a)(d)	354,344	3,440,680
Minerva Neurosciences, Inc. (a)(d)	24,020	134,032
Momenta Pharmaceuticals, Inc. (a)(d)	219,628	4,284,942
Myriad Genetics, Inc. (a)(d)	264,954	9,951,672
Nanosphere, Inc. (a)(d)	17,987	47,486
NanoViricides, Inc. (a)(d)	143,363	170,602
Navidea Biopharmaceuticals, Inc. (a)(d)	467,860	879,577
Neothetics, Inc. (d)	19,486	229,740
NephroGenex, Inc. (a)(d)	10,000	40,300
Neuralstem, Inc. (a)(d)	348,690	509,087
Neurocrine Biosciences, Inc. (a)(d)	294,291	13,649,217
NewLink Genetics Corp. (a)(d)	76,915	3,454,253
Northwest Biotherapeutics, Inc. (a)(d)	162,648	1,252,390
Novavax, Inc. (a)(d)	1,004,224	10,815,492
Ocata Therapeutics, Inc. (a)(d)	127,715	540,234
Ohr Pharmaceutical, Inc. (a)(d)	72,370	206,255
OncoGenex Pharmaceuticals, Inc. (a)(d)	83,062	241,710
OncoMed Pharmaceuticals, Inc. (a)	54,036	1,058,565
Onconova Therapeutics, Inc. (a)(d)	34,799	52,894
Oncothyreon, Inc. (a)(d)	371,190	1,262,046
Opexa Therapeutics, Inc. (a)	281,590	118,268
Ophthotech Corp. (a)(d)	38,193	1,681,638
Opko Health, Inc. (a)(d)	1,169,405	12,652,962
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Oragenics, Inc. (a)(d)	79,968	$ 180,728
Orexigen Therapeutics, Inc. (a)(d)	431,749	1,195,945
Organovo Holdings, Inc. (a)(d)	313,584	856,084
Osiris Therapeutics, Inc. (a)(d)	56,117	1,010,106
Otonomy, Inc. (d)	62,628	1,419,777
OvaScience, Inc. (a)(d)	72,915	1,417,468
OXiGENE, Inc. (a)(d)	55,832	66,440
Palatin Technologies, Inc. (a)(d)	163,845	139,055
PDL BioPharma, Inc. (d)	584,208	3,300,775
Peregrine Pharmaceuticals, Inc. (a)(d)	631,481	726,203
Pfenex, Inc. (a)	57,221	1,250,279
PharmAthene, Inc. (a)(d)	167,927	243,494
Portola Pharmaceuticals, Inc. (a)(d)	197,648	9,321,080
Progenics Pharmaceuticals, Inc. (a)(d)	265,763	1,948,043
Proteon Therapeutics, Inc. (d)	24,275	343,977
Prothena Corp. PLC (a)(d)	117,314	6,749,074
PTC Therapeutics, Inc. (a)(d)	84,583	3,230,225
Puma Biotechnology, Inc. (a)(d)	79,909	7,345,235
Radius Health, Inc. (a)	124,811	7,595,997
Raptor Pharmaceutical Corp. (a)(d)	312,097	3,785,737
Recro Pharma, Inc. (a)(d)	14,684	197,059
Regulus Therapeutics, Inc. (a)(d)	94,166	784,403
Repligen Corp. (a)(d)	113,863	3,880,451
Retrophin, Inc. (a)(d)	114,003	3,125,962
Rexahn Pharmaceuticals, Inc. (a)(d)	663,874	381,130
Rigel Pharmaceuticals, Inc. (a)	320,219	960,657
RXi Pharmaceuticals Corp. (a)(d)	266,380	106,818
Sage Therapeutics, Inc. (a)(d)	38,356	2,071,608
Sangamo Biosciences, Inc. (a)(d)	263,428	1,991,516
Sarepta Therapeutics, Inc. (a)(d)	141,013	5,034,164
Seattle Genetics, Inc. (a)(d)	382,060	15,385,556
Sorrento Therapeutics, Inc. (a)(d)	103,269	1,309,451
Spark Therapeutics, Inc. (d)	28,502	1,242,972
Spectrum Pharmaceuticals, Inc. (a)(d)	229,828	1,670,850
StemCells, Inc. (a)(d)	384,381	157,596
Stemline Therapeutics, Inc. (a)(d)	53,154	489,548
Sunesis Pharmaceuticals, Inc. (a)(d)	189,786	225,845
Synergy Pharmaceuticals, Inc. (a)(d)	366,581	2,566,067
Synta Pharmaceuticals Corp. (a)(d)	403,393	806,786
Synthetic Biologics, Inc. (a)(d)	270,303	675,758
T2 Biosystems, Inc. (d)	18,662	221,705
Tenax Therapeutics, Inc. (a)(d)	74,064	242,930
TESARO, Inc. (a)(d)	101,088	5,204,010
TetraLogic Pharmaceuticals Corp. (a)(d)	63,792	147,997
TG Therapeutics, Inc. (a)(d)	143,128	1,757,612
Threshold Pharmaceuticals, Inc. (a)(d)	218,509	917,738
Tobira Therapeutics, Inc. (a)(d)	8,246	99,364
Tokai Pharmaceuticals, Inc. (d)	22,549	266,304
TRACON Pharmaceuticals, Inc. (d)	10,747	112,736
Trevena, Inc. (a)(d)	73,685	442,110
Trovagene, Inc. (a)(d)	100,189	596,125

	Shares	Value
Ultragenyx Pharmaceutical, Inc. (a)(d)	130,576	$ 14,574,893
United Therapeutics Corp. (a)(d)	173,459	26,126,395
Vanda Pharmaceuticals, Inc. (a)(d)	166,035	1,957,553
Venaxis, Inc. (a)	120,707	51,373
Verastem, Inc. (a)(d)	112,971	687,993
Vericel Corp. (a)	74,721	238,360
Versartis, Inc. (a)	70,958	920,325
Vical, Inc. (a)	229,477	135,437
Vitae Pharmaceuticals, Inc. (d)	38,518	298,900
Vital Therapies, Inc. (a)(d)	28,931	108,202
Xbiotech, Inc. (d)	20,516	393,497
Xencor, Inc. (a)	122,659	2,056,991
XOMA Corp. (a)(d)	307,215	255,265
Zafgen, Inc. (a)(d)	54,228	1,980,407
ZIOPHARM Oncology, Inc. (a)(d)	484,012	4,215,745
		790,928,140
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.	82,253	3,867,536
Abiomed, Inc. (a)	140,799	13,502,624
Accuray, Inc. (a)(d)	315,171	2,171,528
Akers Biosciences, Inc. (a)(d)	12,000	30,720
Alere, Inc. (a)	298,880	15,532,794
Align Technology, Inc. (a)(d)	274,282	15,524,361
Allied Healthcare Products, Inc. (a)	4,954	7,431
Alliqua Biomedical, Inc. (a)	63,749	286,871
Alphatec Holdings, Inc. (a)	230,873	132,752
Amedica Corp. (a)(d)	227,802	107,796
Analogic Corp.	45,728	3,684,762
Angiodynamics, Inc. (a)	104,626	1,544,280
Anika Therapeutics, Inc. (a)(d)	59,059	2,091,279
Antares Pharma, Inc. (a)(d)	519,317	934,771
Atossa Genetics, Inc. (a)(d)	80,935	63,939
Atricure, Inc. (a)(d)	100,959	2,469,457
Atrion Corp.	5,855	2,265,885
Avinger, Inc. (d)	19,354	279,472
AxoGen, Inc. (a)	69,732	327,043
BioLase Technology, Inc. (a)(d)	142,344	213,516
BioLife Solutions, Inc. (a)(d)	5,828	16,027
Bovie Medical Corp. (a)	73,582	161,880
Cantel Medical Corp.	133,951	6,647,988
Cardica, Inc. (a)(d)	251,087	85,370
Cardiovascular Systems, Inc. (a)	108,351	2,609,092
CAS Medical Systems, Inc. (a)	6,117	7,157
Cerus Corp. (a)(d)	355,766	1,764,599
Cesca Therapeutics, Inc. (a)	63,283	44,931
Chembio Diagnostics, Inc. (a)(d)	16,328	66,292
Cogentix Medical, Inc. (a)	51,631	81,577
CONMED Corp.	103,598	5,496,910
Cryolife, Inc.	97,529	953,834
Cutera, Inc. (a)	50,450	738,084
Cyberonics, Inc. (a)(d)	98,443	6,432,266
Cynosure, Inc. Class A (a)(d)	86,205	2,727,526
CytoSorbents Corp. (a)(d)	93,307	643,818
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Delcath Systems, Inc. (a)	31,941	$ 14,214
Derma Sciences, Inc. (a)(d)	83,882	489,032
DexCom, Inc. (a)	280,469	26,403,352
Dynatronics Corp. (a)	3,425	9,796
Echo Therapeutics, Inc. (a)(d)	50,324	73,473
Electromed, Inc. (a)	18,483	32,715
Endologix, Inc. (a)(d)	257,456	3,341,779
Entellus Medical, Inc. (d)	18,828	419,111
EnteroMedics, Inc. (a)(d)	322,774	90,377
ERBA Diagnostics, Inc. (a)	51,403	94,582
Escalon Medical Corp. (a)	3,512	4,882
Exactech, Inc. (a)	35,607	698,253
Fonar Corp. (a)	24,768	236,287
Genmark Diagnostics, Inc. (a)(d)	155,086	1,603,589
Globus Medical, Inc. (a)(d)	251,305	6,136,868
Greatbatch, Inc. (a)	95,354	5,418,014
Haemonetics Corp. (a)	199,801	7,214,814
Halyard Health, Inc. (a)(d)	172,912	5,436,353
Hansen Medical, Inc. (a)(d)	236,840	132,157
HeartWare International, Inc. (a)(d)	61,107	5,230,759
Hill-Rom Holdings, Inc.	212,216	11,213,493
Hologic, Inc. (a)	912,271	35,405,238
ICU Medical, Inc. (a)	52,119	5,916,549
IDEXX Laboratories, Inc. (a)(d)	352,071	25,162,514
Inogen, Inc. (a)(d)	37,094	1,828,363
InspireMD, Inc. (a)	98,457	18,707
Insulet Corp. (a)	212,687	6,318,931
Integra LifeSciences Holdings Corp. (a)(d)	105,302	6,316,014
Invacare Corp.	110,415	1,942,200
InVivo Therapeutics Holdings Corp. (a)(d)	96,666	942,494
IRadimed Corp. (a)(d)	7,764	185,560
Iridex Corp. (a)	18,028	121,148
K2M Group Holdings, Inc. (a)	92,988	1,974,135
Kewaunee Scientific Corp.	5,250	88,043
LDR Holding Corp. (a)(d)	88,785	3,313,456
LeMaitre Vascular, Inc.	40,303	532,806
Masimo Corp. (a)(d)	180,137	7,318,966
MELA Sciences, Inc. (a)(d)	11,736	13,848
Meridian Bioscience, Inc.	157,310	3,009,340
Merit Medical Systems, Inc. (a)(d)	169,113	3,847,321
MGC Diagnostics Corp. (a)	3,151	15,944
Misonix, Inc. (a)	18,363	209,155
Natus Medical, Inc. (a)(d)	124,936	5,082,396
Neogen Corp. (a)	142,475	7,357,409
NeuroMetrix, Inc. (a)(d)	26,970	24,273
Nevro Corp. (d)	48,088	2,165,403
NuVasive, Inc. (a)(d)	182,113	9,600,997
NxStage Medical, Inc. (a)(d)	232,176	4,032,897
OraSure Technologies, Inc. (a)	212,994	1,150,168
Orthofix International NV (a)	73,558	2,756,954
Perseon Corp. (a)	9,565	3,873

	Shares	Value
PhotoMedex, Inc. (a)(d)	62,914	$ 49,387
Presbia PLC (d)	11,158	78,106
Quidel Corp. (a)(d)	110,312	2,271,324
ResMed, Inc. (d)	530,528	27,555,624
Retractable Technologies, Inc. (a)(d)	36,514	142,039
Rockwell Medical Technologies, Inc. (a)(d)	174,281	2,086,144
Roka Bioscience, Inc. (a)(d)	17,912	48,542
RTI Biologics, Inc. (a)	228,763	1,459,508
Seaspine Holdings Corp. (a)(d)	31,387	443,498
Second Sight Medical Products, Inc. (d)	11,148	106,017
Sientra, Inc. (d)	18,489	439,853
Sirona Dental Systems, Inc. (a)	208,028	19,841,711
Staar Surgical Co. (a)(d)	105,540	843,265
Stereotaxis, Inc. (a)	64,951	97,427
Steris Corp. (d)	222,378	14,243,311
Sunshine Heart, Inc. (a)(d)	40,808	120,792
SurModics, Inc. (a)	53,018	1,206,160
Symmetry Surgical, Inc. (a)	35,500	318,435
Synergetics U.S.A., Inc. (a)	76,412	324,751
Tandem Diabetes Care, Inc. (a)(d)	76,089	873,502
TearLab Corp. (a)(d)	100,207	272,563
Teleflex, Inc. (d)	156,137	20,422,720
The Cooper Companies, Inc.	182,654	29,666,663
The Spectranetics Corp. (a)(d)	162,556	2,739,069
Thoratec Corp. (a)	203,052	12,755,727
Tornier NV (a)	145,269	3,230,783
TransEnterix, Inc. (a)(d)	209,278	552,494
TriVascular Technologies, Inc. (a)(d)	28,094	149,179
Unilife Corp. (a)(d)	427,862	521,992
Utah Medical Products, Inc.	10,874	580,563
Vascular Solutions, Inc. (a)(d)	61,002	2,108,229
Veracyte, Inc. (a)(d)	51,456	485,230
Vermillion, Inc. (a)(d)	65,547	133,716
West Pharmaceutical Services, Inc. (d)	273,244	15,260,677
Wright Medical Group, Inc. (a)(d)	203,614	4,697,375
Zeltiq Aesthetics, Inc. (a)(d)	110,154	3,554,670
Zosano Pharma Corp.	4,787	38,775
		474,184,991
Health Care Providers & Services - 2.4%
AAC Holdings, Inc. (d)	19,941	470,807
Acadia Healthcare Co., Inc. (a)(d)	203,837	14,886,216
Aceto Corp.	103,819	2,326,584
Adcare Health Systems, Inc.	40,556	141,135
Addus HomeCare Corp. (a)	22,321	641,506
Adeptus Health, Inc. Class A (a)(d)	33,528	3,340,730
Air Methods Corp. (a)(d)	133,268	4,990,887
Alliance Healthcare Services, Inc. (a)	38,536	551,836
Almost Family, Inc. (a)(d)	31,993	1,417,290
Amedisys, Inc. (a)(d)	129,067	4,987,149
American CareSource Holdings, Inc. (a)	2,053	3,182
American Shared Hospital Services (a)	115	244
AMN Healthcare Services, Inc. (a)	177,757	5,972,635
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)(d)	182,693	$ 14,326,785
BioScrip, Inc. (a)(d)	223,697	543,584
BioTelemetry, Inc. (a)	105,007	1,500,550
Brookdale Senior Living, Inc. (a)	684,821	18,777,792
Caladrius Biosciences, Inc. (a)(d)	173,771	267,607
Capital Senior Living Corp. (a)	116,252	2,422,692
Centene Corp. (a)(d)	446,568	27,562,177
Chemed Corp. (d)	63,999	8,726,264
Civitas Solutions, Inc.	49,811	1,208,415
Community Health Systems, Inc. (a)	442,429	23,758,437
Corvel Corp. (a)	41,320	1,240,840
Cross Country Healthcare, Inc. (a)(d)	110,352	1,532,789
Digirad Corp.	45,825	174,135
Diplomat Pharmacy, Inc. (d)	128,634	5,079,757
Diversicare Healthcare Services, Inc.	13,755	144,428
Envision Healthcare Holdings, Inc. (a)	696,735	28,545,233
ExamWorks Group, Inc. (a)(d)	137,142	4,912,426
Five Star Quality Care, Inc. (a)	165,843	560,549
Genesis HealthCare, Inc. Class A (a)	105,027	762,496
Hanger, Inc. (a)(d)	136,558	2,448,485
Health Net, Inc. (a)	286,708	18,366,514
HealthEquity, Inc. (a)(d)	130,312	3,820,748
HealthSouth Corp. (d)	342,781	14,636,749
Healthways, Inc. (a)(d)	137,073	1,673,661
Hooper Holmes, Inc. (a)	128,551	17,997
InfuSystems Holdings, Inc. (a)	46,642	130,598
IPC The Hospitalist Co., Inc. (a)	65,375	5,190,775
Kindred Healthcare, Inc.	312,551	6,276,024
Landauer, Inc.	35,743	1,372,889
LHC Group, Inc. (a)	46,996	2,034,927
LifePoint Hospitals, Inc. (a)	166,462	13,005,676
Magellan Health Services, Inc. (a)	104,367	5,844,552
MEDNAX, Inc. (a)(d)	346,852	27,938,929
Molina Healthcare, Inc. (a)(d)	150,522	11,227,436
National Healthcare Corp.	40,121	2,421,704
National Research Corp. Class A	28,515	363,566
Owens & Minor, Inc.	241,627	8,212,902
PDI, Inc. (a)(d)	19,284	39,918
PharMerica Corp. (a)	113,820	3,724,190
Premier, Inc. (a)	109,667	3,909,629
Providence Service Corp. (a)(d)	48,215	2,161,478
Psychemedics Corp.	15,744	174,758
RadNet, Inc. (a)	130,447	800,945
Select Medical Holdings Corp.	367,327	4,738,518
Sharps Compliance Corp. (a)	38,932	279,532
SunLink Health Systems, Inc. (a)	19,190	32,431
Surgical Care Affiliates, Inc. (a)	100,950	3,689,723
Team Health Holdings, Inc. (a)	269,918	15,854,983
The Ensign Group, Inc.	86,085	4,041,691
Triple-S Management Corp. (a)(d)	91,380	1,922,635
Trupanion, Inc. (a)(d)	28,422	198,954

	Shares	Value
U.S. Physical Therapy, Inc.	46,837	$ 2,152,160
Universal American Spin Corp. (a)	215,398	1,540,096
VCA, Inc. (a)	308,278	17,072,436
Wellcare Health Plans, Inc. (a)(d)	164,407	14,906,783
		384,002,149
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(d)	629,691	8,670,845
Arrhythmia Research Technology, Inc. (a)	9,913	62,353
athenahealth, Inc. (a)(d)	145,654	19,367,612
Authentidate Holding Corp. (a)(d)	48,307	15,941
Castlight Health, Inc. Class B (a)(d)	51,703	273,509
CollabRx, Inc. (a)	177	96
Computer Programs & Systems, Inc. (d)	40,915	1,882,908
Connecture, Inc. (d)	29,490	210,559
HealthStream, Inc. (a)	89,407	2,221,764
HMS Holdings Corp. (a)(d)	329,919	3,447,654
HTG Molecular Diagnostics (d)	19,859	114,586
iCAD, Inc. (a)	51,129	202,982
Imprivata, Inc. (a)	51,810	1,084,901
IMS Health Holdings, Inc. (a)	543,874	16,245,516
Inovalon Holdings, Inc. Class A (d)	88,403	1,935,142
MedAssets, Inc. (a)	224,407	4,739,476
Medidata Solutions, Inc. (a)(d)	208,605	10,017,212
Merge Healthcare, Inc. (a)	252,695	1,791,608
Omnicell, Inc. (a)	136,357	4,633,411
Quality Systems, Inc.	167,487	2,276,148
Simulations Plus, Inc.	32,233	217,573
Streamline Health Solutions, Inc. (a)	74,551	197,560
Veeva Systems, Inc. Class A (a)(d)	138,300	3,581,970
Vocera Communications, Inc. (a)	89,358	1,049,063
		84,240,389
Life Sciences Tools & Services - 1.6%
Accelerate Diagnostics, Inc. (a)(d)	90,417	1,773,982
Affymetrix, Inc. (a)(d)	292,542	2,729,417
Albany Molecular Research, Inc. (a)(d)	97,091	1,935,995
BG Medicine, Inc. (a)(d)	36,511	26,317
Bio-Rad Laboratories, Inc. Class A (a)	77,315	10,772,299
Bio-Techne Corp.	138,800	13,113,824
Bioanalytical Systems, Inc. (a)	4,772	8,160
Bruker Corp. (a)	422,886	7,772,645
Cambrex Corp. (a)	116,337	5,562,072
Charles River Laboratories International, Inc. (a)	175,821	12,112,309
CombiMatrix Corp. (a)(d)	13,852	15,237
Enzo Biochem, Inc. (a)	134,553	392,895
Fluidigm Corp. (a)(d)	105,275	1,283,302
Harvard Bioscience, Inc. (a)(d)	97,471	425,948
Illumina, Inc. (a)	540,943	106,895,649
INC Research Holdings, Inc. Class A	108,270	4,440,153
Luminex Corp. (a)(d)	142,780	2,601,452
Mettler-Toledo International, Inc. (a)	103,610	30,725,546
Nanostring Technologies, Inc. (a)(d)	36,430	554,100
NeoGenomics, Inc. (a)	165,540	1,006,483
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pacific Biosciences of California, Inc. (a)(d)	246,585	$ 1,227,993
PAREXEL International Corp. (a)(d)	206,055	13,541,935
PRA Health Sciences, Inc. (d)	70,764	2,662,849
pSivida Corp. (a)(d)	82,313	308,674
Quintiles Transnational Holdings, Inc. (a)	363,728	27,101,373
Sequenom, Inc. (a)(d)	476,550	1,024,583
Transgenomic, Inc. (a)(d)	13,347	16,684
VirtualScopics, Inc. (a)	2,167	4,767
VWR Corp. (d)	157,953	4,146,266
		254,182,909
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)(d)	96,920	414,818
Achaogen, Inc. (a)(d)	30,691	211,768
Acura Pharmaceuticals, Inc. (a)	18,759	57,215
Adamis Pharmaceuticals Corp. (a)(d)	35,529	130,036
Aerie Pharmaceuticals, Inc. (a)(d)	57,518	909,360
Agile Therapeutics, Inc. (a)(d)	30,235	266,975
Akorn, Inc. (a)(d)	297,425	11,834,541
Alexza Pharmaceuticals, Inc. (a)(d)	73,834	87,124
Alimera Sciences, Inc. (a)(d)	85,999	287,237
Amphastar Pharmaceuticals, Inc. (a)(d)	37,381	481,093
Ampio Pharmaceuticals, Inc. (a)(d)	146,523	430,778
ANI Pharmaceuticals, Inc. (a)(d)	30,081	1,467,050
Apricus Biosciences, Inc. (a)(d)	182,995	312,921
Aradigm Corp. (a)	6,736	45,670
Aratana Therapeutics, Inc. (a)(d)	102,462	1,809,479
Assembly Biosciences, Inc. (a)(d)	49,350	676,589
AstraZeneca PLC rights (a)	21,542	0
Bio Path Holdings, Inc. (a)(d)	313,435	344,779
Biodel, Inc. (a)	108,947	72,123
Biodelivery Sciences International, Inc. (a)(d)	181,583	1,225,685
Carbylan Therapeutics, Inc. (d)	46,515	252,576
Catalent, Inc. (a)(d)	367,549	11,684,383
Cempra, Inc. (a)(d)	118,220	4,066,768
Collegium Pharmaceutical, Inc.	19,442	293,963
ContraVir Pharmaceuticals, Inc. (a)(d)	53,750	201,563
Corcept Therapeutics, Inc. (a)(d)	276,739	1,383,695
Corium International, Inc. (a)	48,507	485,555
Cumberland Pharmaceuticals, Inc. (a)	33,632	202,465
CymaBay Therapeutics, Inc. (a)(d)	70,792	187,599
DepoMed, Inc. (a)(d)	225,713	6,078,451
Dermira, Inc. (d)	64,958	1,669,421
Dipexium Pharmaceuticals, Inc. (a)(d)	24,194	368,959
Durect Corp. (a)	409,640	843,858
Egalet Corp. (a)(d)	35,321	395,948
Endocyte, Inc. (a)(d)	136,613	719,951
Evoke Pharma, Inc. (a)	15,864	61,711
Flex Pharma, Inc. (d)	43,126	518,806
Heska Corp. (a)(d)	22,214	749,723

	Shares	Value
Horizon Pharma PLC (a)(d)	527,869	$ 15,424,332
IGI Laboratories, Inc. (a)(d)	108,813	852,006
Impax Laboratories, Inc. (a)(d)	249,448	10,217,390
Imprimis Pharmaceuticals, Inc. (a)(d)	5,189	40,422
Intersect ENT, Inc. (a)	67,495	1,718,423
Intra-Cellular Therapies, Inc. (a)(d)	99,425	2,663,596
Jazz Pharmaceuticals PLC (a)(d)	229,196	38,692,869
Juniper Pharmaceuticals, Inc. (a)	42,963	455,408
KemPharm, Inc.	23,260	456,129
Lannett Co., Inc. (a)(d)	97,816	4,690,277
Lipocine, Inc. (a)	61,637	907,297
Marinus Pharmaceuticals, Inc.	22,355	300,228
Nektar Therapeutics (a)(d)	499,571	5,520,260
NovaBay Pharmaceuticals, Inc. (a)(d)	142,289	54,070
Ocera Therapeutics, Inc. (a)	41,015	155,447
Ocular Therapeutix, Inc. (a)(d)	33,760	594,851
Oculus Innovative Sciences, Inc. (a)(d)	65,888	79,724
Omeros Corp. (a)(d)	129,021	1,817,906
Pacira Pharmaceuticals, Inc. (a)(d)	137,695	7,924,347
Pain Therapeutics, Inc. (a)	144,997	266,794
Paratek Pharmaceuticals, Inc. (a)(d)	23,013	597,878
Pernix Therapeutics Holdings, Inc. (a)(d)	126,363	609,070
Phibro Animal Health Corp. Class A	49,237	1,738,066
Pozen, Inc. (a)(d)	106,938	933,569
Prestige Brands Holdings, Inc. (a)(d)	200,950	9,348,194
Relypsa, Inc. (a)(d)	98,890	2,270,514
Repros Therapeutics, Inc. (a)(d)	95,900	712,537
Revance Therapeutics, Inc. (a)(d)	41,281	1,249,163
Rock Creek Pharmaceuticals, Inc. (a)(d)	23,588	23,352
Sagent Pharmaceuticals, Inc. (a)(d)	84,292	1,684,154
SciClone Pharmaceuticals, Inc. (a)(d)	184,212	1,447,906
SCYNEXIS, Inc. (a)(d)	38,896	299,888
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	77,010	2,068,489
Supernus Pharmaceuticals, Inc. (a)(d)	106,850	1,939,328
Tetraphase Pharmaceuticals, Inc. (a)	137,018	5,947,951
The Medicines Company (a)(d)	249,436	10,226,876
TherapeuticsMD, Inc. (a)(d)	462,952	2,837,896
Theravance Biopharma, Inc. (a)(d)	95,727	1,393,785
Theravance, Inc. (d)	301,521	4,194,157
VIVUS, Inc. (a)(d)	380,623	430,104
XenoPort, Inc. (a)(d)	215,368	1,453,734
Zogenix, Inc. (a)(d)	77,661	1,492,644
ZS Pharma, Inc. (a)(d)	59,183	3,027,802
		199,989,469
TOTAL HEALTH CARE		2,187,528,047
INDUSTRIALS - 13.6%
Aerospace & Defense - 1.6%
AAR Corp.	140,388	3,415,640
Aerojet Rocketdyne Holdings, Inc. (a)(d)	236,000	4,854,520
AeroVironment, Inc. (a)(d)	78,449	1,886,698
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
American Science & Engineering, Inc.	30,419	$ 1,195,771
API Technologies Corp. (a)	126,577	296,190
Arotech Corp. (a)(d)	70,548	104,411
Astronics Corp. (a)	72,068	3,723,033
Astrotech Corp. (a)(d)	39,511	79,417
BE Aerospace, Inc.	398,667	19,435,016
Breeze Industrial Products Corp. (a)	13,718	191,366
CPI Aerostructures, Inc. (a)(d)	20,017	199,169
Cubic Corp.	82,643	3,480,923
Curtiss-Wright Corp.	180,117	11,835,488
DigitalGlobe, Inc. (a)(d)	261,239	6,024,171
Ducommun, Inc. (a)	40,719	961,783
Engility Holdings, Inc.	67,203	1,868,243
Erickson Air-Crane, Inc. (a)(d)	27,407	92,910
Esterline Technologies Corp. (a)	116,271	9,500,503
HEICO Corp.	124,173	6,320,406
HEICO Corp. Class A	106,213	4,638,322
Hexcel Corp.	362,700	17,503,902
Huntington Ingalls Industries, Inc.	183,474	20,655,503
Innovative Solutions & Support, Inc. (a)(d)	34,266	96,973
KEYW Holding Corp. (a)(d)	132,820	1,115,688
KLX, Inc. (a)(d)	197,805	7,734,176
Kratos Defense & Security Solutions, Inc. (a)(d)	167,323	776,379
LMI Aerospace, Inc. (a)(d)	40,944	491,328
Micronet Enertec Technologies, Inc. (a)	8,571	20,485
Moog, Inc. Class A (a)	152,125	9,599,088
National Presto Industries, Inc. (d)	19,337	1,586,601
Orbital ATK, Inc.	223,825	16,945,791
SIFCO Industries, Inc.	8,947	113,090
Sparton Corp. (a)	31,336	728,249
Spirit AeroSystems Holdings, Inc. Class A (a)	483,491	24,711,225
Taser International, Inc. (a)(d)	199,373	4,665,328
Teledyne Technologies, Inc. (a)(d)	133,058	13,027,709
TransDigm Group, Inc. (a)(d)	187,831	43,169,199
Triumph Group, Inc.	185,237	9,148,855
Vectrus, Inc. (a)	40,096	996,386
		253,189,935
Air Freight & Logistics - 0.2%
Air T, Inc. (a)	1,113	24,531
Air Transport Services Group, Inc. (a)	214,036	1,945,587
Atlas Air Worldwide Holdings, Inc. (a)(d)	92,706	3,829,685
Echo Global Logistics, Inc. (a)(d)	90,717	2,110,077
Forward Air Corp.	118,062	5,315,151
Hub Group, Inc. Class A (a)(d)	129,344	4,874,975
Park-Ohio Holdings Corp.	35,640	1,285,178
Radiant Logistics, Inc. (a)	114,943	691,957
UTi Worldwide, Inc. (a)(d)	362,715	2,582,531
XPO Logistics, Inc. (a)(d)	260,614	9,147,551
		31,807,223

	Shares	Value
Airlines - 1.1%
Alaska Air Group, Inc.	487,551	$ 36,498,068
Allegiant Travel Co.	50,871	10,340,039
CHC Group Ltd. (a)(d)	112,789	95,871
Hawaiian Holdings, Inc. (a)(d)	202,972	4,599,346
JetBlue Airways Corp. (a)(d)	982,520	21,929,846
Republic Airways Holdings, Inc. (a)(d)	193,778	596,836
SkyWest, Inc.	195,586	3,109,817
Spirit Airlines, Inc. (a)	273,397	14,011,596
United Continental Holdings, Inc. (a)	1,434,649	81,731,954
Virgin America, Inc. (d)	53,020	1,730,043
		174,643,416
Building Products - 1.0%
A.O. Smith Corp.	279,298	18,017,514
AAON, Inc.	167,443	3,462,721
Advanced Drain Systems, Inc. Del	90,141	2,560,906
American Woodmark Corp. (a)	47,861	3,172,227
Apogee Enterprises, Inc.	108,415	5,653,842
Armstrong World Industries, Inc. (a)	163,897	9,114,312
Builders FirstSource, Inc. (a)	172,637	2,556,754
Continental Building Products, Inc. (a)	116,144	2,321,719
Fortune Brands Home & Security, Inc.	595,574	28,498,216
Gibraltar Industries, Inc. (a)	109,073	1,787,706
Griffon Corp.	169,928	2,827,602
Insteel Industries, Inc.	65,857	1,139,985
Lennox International, Inc. (d)	155,114	18,309,657
Masonite International Corp. (a)	79,108	5,225,083
NCI Building Systems, Inc. (a)	116,766	1,217,869
Nortek, Inc. (a)	44,208	3,616,656
Owens Corning	444,830	19,701,521
Patrick Industries, Inc. (a)	63,074	2,383,566
PGT, Inc. (a)	186,020	2,487,087
Ply Gem Holdings, Inc. (a)(d)	79,499	1,081,186
Quanex Building Products Corp.	127,404	2,286,902
Simpson Manufacturing Co. Ltd.	159,013	5,551,144
Trex Co., Inc. (a)(d)	120,832	4,689,490
Universal Forest Products, Inc.	76,908	4,619,094
USG Corp. (a)(d)	336,919	10,279,399
		162,562,158
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	200,190	6,408,082
ACCO Brands Corp. (a)(d)	415,352	3,156,675
Acme United Corp.	1,357	23,544
Amrep Corp. (a)	2,745	13,670
ARC Document Solutions, Inc. (a)	140,544	933,212
Avalon Holdings Corp. Class A (a)	128	241
Brady Corp. Class A	179,208	3,935,408
Casella Waste Systems, Inc. Class A (a)	140,875	867,790
CECO Environmental Corp.	73,503	711,509
Cenveo, Inc. (a)(d)	218,856	376,432
Civeo Corp.	389,715	759,944
Clean Harbors, Inc. (a)(d)	200,701	9,858,433
Command Security Corp. (a)	4,127	6,521
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
CompX International, Inc. Class A	729	$ 8,034
Copart, Inc. (a)	433,287	15,173,711
Covanta Holding Corp. (d)	499,443	9,888,971
Deluxe Corp.	187,254	10,862,605
Ecology & Environment, Inc. Class A	5,634	63,495
Ennis, Inc.	103,207	1,685,370
Essendant, Inc.	145,521	5,020,475
Fuel Tech, Inc. (a)(d)	72,552	148,006
G&K Services, Inc. Class A	75,528	5,106,448
Healthcare Services Group, Inc.	279,539	9,347,784
Heritage-Crystal Clean, Inc. (a)	53,947	643,048
Herman Miller, Inc.	230,279	6,242,864
HNI Corp.	169,895	7,940,892
Hudson Technologies, Inc. (a)(d)	96,791	301,988
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	45,721
InnerWorkings, Inc. (a)(d)	137,677	999,535
Interface, Inc.	248,976	6,035,178
Intersections, Inc. (a)(d)	42,827	85,226
KAR Auction Services, Inc.	520,452	19,277,542
Kimball International, Inc. Class B	113,583	1,241,462
Knoll, Inc.	180,227	4,311,030
MagneGas Corp. (a)(d)	120,800	119,230
Matthews International Corp. Class A	115,850	5,882,863
McGrath RentCorp.	95,859	2,458,783
Metalico, Inc. (a)(d)	208,228	119,939
Mobile Mini, Inc.	176,315	5,996,473
Msa Safety, Inc.	121,976	5,547,468
Multi-Color Corp.	47,291	3,116,004
NL Industries, Inc. (a)	19,361	74,540
Performant Financial Corp. (a)(d)	101,625	264,225
Perma-Fix Environmental Services, Inc. (a)	24,334	96,606
Quad/Graphics, Inc.	106,325	1,535,333
Quest Resource Holding Corp. (a)(d)	290,901	218,176
R.R. Donnelley & Sons Co. (d)	786,190	12,343,183
Rollins, Inc.	370,754	10,351,452
SP Plus Corp. (a)(d)	67,034	1,539,771
Steelcase, Inc. Class A	347,707	6,130,074
Swisher Hygiene, Inc. (a)	36,476	43,771
Team, Inc. (a)(d)	76,564	3,203,438
Tetra Tech, Inc.	230,903	5,998,860
The Brink's Co.	185,900	5,327,894
TRC Companies, Inc. (a)	89,234	795,967
U.S. Ecology, Inc.	82,255	4,109,460
UniFirst Corp.	59,433	6,443,132
Versar, Inc. (a)	11,390	35,992
Viad Corp.	77,914	2,130,169
Virco Manufacturing Co. (a)	17,110	45,855

	Shares	Value
Waste Connections, Inc.	466,065	$ 22,166,051
West Corp.	185,062	4,504,409
		242,079,964
Construction & Engineering - 0.6%
AECOM Technology Corp. (a)(d)	560,308	15,408,470
Aegion Corp. (a)	141,758	2,608,347
Ameresco, Inc. Class A (a)	58,398	331,117
Argan, Inc.	47,556	1,861,817
Chicago Bridge & Iron Co. NV (d)	363,004	16,073,817
Comfort Systems U.S.A., Inc.	140,986	3,908,132
Dycom Industries, Inc. (a)	126,975	9,026,653
EMCOR Group, Inc.	241,855	11,147,097
Furmanite Corp. (a)	137,457	861,855
Goldfield Corp. (d)	60,575	112,670
Granite Construction, Inc.	139,953	4,828,379
Great Lakes Dredge & Dock Corp. (a)(d)	221,781	1,230,885
HC2 Holdings, Inc. (a)(d)	104,547	788,284
Integrated Electrical Services, Inc. (a)	39,773	287,957
KBR, Inc.	541,004	9,435,110
Layne Christensen Co. (a)	69,984	522,081
MasTec, Inc. (a)	245,280	4,061,837
MYR Group, Inc. (a)	82,089	2,355,133
Northwest Pipe Co. (a)	32,983	544,879
Orion Marine Group, Inc. (a)	98,149	704,710
Primoris Services Corp. (d)	144,068	2,646,529
Sterling Construction Co., Inc. (a)(d)	68,241	316,638
Tutor Perini Corp. (a)(d)	147,398	2,608,945
		91,671,342
Electrical Equipment - 1.0%
Active Power, Inc. (a)	60,917	122,443
Acuity Brands, Inc. (d)	161,314	31,435,259
Allied Motion Technologies, Inc.	21,340	405,887
American Electric Technologies, Inc. (a)	11,601	39,327
American Superconductor Corp. (a)(d)	49,372	269,077
AZZ, Inc.	97,125	4,914,525
Babcock & Wilcox Enterprises, Inc. (a)	201,021	3,708,837
Blue Earth, Inc. (a)(d)	110,848	85,131
Broadwind Energy, Inc. (a)	50,197	159,626
BWX Technologies, Inc.	402,043	10,662,180
Capstone Turbine Corp. (a)(d)	1,220,115	489,998
Digital Power Corp. (a)	4,959	2,926
Encore Wire Corp.	69,613	2,260,334
Energous Corp. (a)(d)	27,889	201,359
Energy Focus, Inc. (a)(d)	19,782	433,226
EnerSys	166,998	8,929,383
Enphase Energy, Inc. (a)(d)	84,174	387,200
EnSync, Inc. (a)(d)	116,581	61,800
Espey Manufacturing & Electronics Corp.	5,358	136,629
Franklin Electric Co., Inc. (d)	150,430	4,406,095
FuelCell Energy, Inc. (a)(d)	913,924	754,261
Generac Holdings, Inc. (a)(d)	257,041	7,947,708
General Cable Corp.	182,931	2,661,646
Global Power Equipment Group, Inc.	59,603	274,174
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Hubbell, Inc. Class B	199,758	$ 19,710,122
Ideal Power, Inc. (a)(d)	18,012	133,289
Lime Energy Co. (a)	4,467	13,937
LSI Industries, Inc.	78,209	742,203
MagneTek, Inc. (a)	12,167	608,593
Ocean Power Technologies, Inc. (a)	52,155	24,513
Orion Energy Systems, Inc. (a)	83,634	173,959
Plug Power, Inc. (a)(d)	579,690	991,270
Powell Industries, Inc.	36,668	1,076,572
Power Solutions International, Inc. (a)(d)	16,088	505,807
PowerSecure International, Inc. (a)(d)	86,226	1,039,886
Preformed Line Products Co.	9,836	298,031
Real Goods Solar, Inc. (a)	6,072	7,590
Regal Beloit Corp.	165,957	11,064,353
Revolution Lighting Technologies, Inc. (a)(d)	146,051	153,354
Sensata Technologies Holding BV (a)(d)	633,786	30,041,456
SL Industries, Inc. (a)	15,027	522,940
SolarCity Corp. (a)(d)	192,640	9,300,659
Thermon Group Holdings, Inc. (a)(d)	120,644	2,760,335
Ultralife Corp. (a)	43,594	189,198
Vicor Corp. (a)	64,365	628,202
		160,735,300
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	245,638	24,735,747
Raven Industries, Inc. (d)	144,742	2,622,725
		27,358,472
Machinery - 3.2%
Accuride Corp. (a)	163,325	553,672
Actuant Corp. Class A (d)	228,686	4,903,028
Adept Technology, Inc. (a)(d)	42,496	301,722
AGCO Corp. (d)	298,244	14,625,886
Alamo Group, Inc.	35,023	1,803,334
Albany International Corp. Class A	112,342	3,583,710
Allison Transmission Holdings, Inc.	626,952	17,930,827
Altra Industrial Motion Corp.	100,890	2,523,259
American Railcar Industries, Inc. (d)	34,678	1,437,750
ARC Group Worldwide, Inc. (a)	25,827	94,010
Art's-Way Manufacturing Co., Inc.	9,831	41,389
Astec Industries, Inc.	73,291	2,895,727
Barnes Group, Inc.	188,901	7,297,246
Blount International, Inc.	184,001	1,267,767
Briggs & Stratton Corp.	162,631	3,249,367
Chart Industries, Inc. (a)	112,745	2,881,762
Chicago Rivet & Machine Co.	772	21,045
CIRCOR International, Inc.	68,112	3,081,387
CLARCOR, Inc.	190,305	10,727,493
Colfax Corp. (a)(d)	356,977	13,847,138
Columbus McKinnon Corp. (NY Shares)	74,812	1,422,176
Commercial Vehicle Group, Inc. (a)	93,301	477,701

	Shares	Value
Crane Co.	181,890	$ 9,556,501
Donaldson Co., Inc.	477,790	14,959,605
Douglas Dynamics, Inc.	87,262	1,938,962
Dynamic Materials Corp.	52,475	594,542
Eastern Co.	18,085	297,679
Energy Recovery, Inc. (a)(d)	141,452	377,677
EnPro Industries, Inc.	89,822	4,261,156
ESCO Technologies, Inc.	103,958	3,753,923
ExOne Co. (a)(d)	41,005	302,207
Federal Signal Corp.	233,625	3,305,794
FreightCar America, Inc.	47,091	1,014,811
Global Brass & Copper Holdings, Inc.	80,528	1,581,570
Gorman-Rupp Co.	73,596	1,778,815
Graco, Inc. (d)	222,762	15,368,350
Graham Corp.	37,894	701,039
Greenbrier Companies, Inc. (d)	100,815	4,203,986
Hardinge, Inc.	32,023	328,876
Harsco Corp.	304,252	3,517,153
Hillenbrand, Inc. (d)	243,758	6,571,716
Hurco Companies, Inc.	23,780	733,375
Hyster-Yale Materials Handling Class A	40,982	2,490,066
IDEX Corp. (d)	282,787	20,312,590
ITT Corp.	336,738	12,597,369
Jason Industries, Inc. (a)(d)	35,118	175,239
John Bean Technologies Corp.	113,288	3,752,099
Kadant, Inc.	42,249	1,879,658
Kennametal, Inc. (d)	307,071	9,365,666
Key Technology, Inc. (a)	12,346	151,979
L.B. Foster Co. Class A	36,564	655,593
Lincoln Electric Holdings, Inc.	285,746	16,759,003
Lindsay Corp. (d)	45,351	3,457,107
LiqTech International, Inc. (a)(d)	90,569	70,644
Lydall, Inc. (a)	64,441	1,750,218
Manitex International, Inc. (a)(d)	43,889	280,890
Manitowoc Co., Inc. (d)	505,280	8,630,182
Meritor, Inc. (a)	366,980	4,642,297
MFRI, Inc. (a)	13,428	72,914
Middleby Corp. (a)	214,165	23,247,611
Miller Industries, Inc.	42,091	912,954
Mueller Industries, Inc.	220,008	6,998,454
Mueller Water Products, Inc. Class A	617,592	5,527,448
Navistar International Corp. (a)(d)	252,172	4,498,748
NN, Inc.	94,941	2,298,522
Nordson Corp.	211,936	14,097,983
Omega Flex, Inc.	5,411	165,901
Oshkosh Corp. (d)	291,694	12,265,733
PMFG, Inc. (a)(d)	73,905	481,861
Proto Labs, Inc. (a)(d)	85,899	6,256,024
RBC Bearings, Inc. (a)(d)	88,187	5,455,248
Rexnord Corp. (a)(d)	389,771	7,814,909
SPX Corp.	154,846	9,094,106
Standex International Corp.	49,592	3,968,352
Sun Hydraulics Corp.	94,734	3,056,119
Supreme Industries, Inc. Class A	23,290	193,307
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Taylor Devices, Inc. (a)	3,820	$ 50,080
Tecumseh Products Co. (a)	49,815	248,079
Tennant Co.	73,187	4,195,079
Terex Corp. (d)	393,008	9,168,877
The L.S. Starrett Co. Class A	20,536	324,263
Timken Co.	279,732	8,881,491
Titan International, Inc. (d)	205,788	1,889,134
Toro Co.	209,353	14,926,869
TriMas Corp. (a)	170,208	3,104,594
Trinity Industries, Inc. (d)	584,580	15,777,814
Twin Disc, Inc.	28,396	397,260
Valmont Industries, Inc. (d)	87,486	9,298,887
Wabash National Corp. (a)(d)	261,500	3,198,145
WABCO Holdings, Inc. (a)	203,180	23,430,718
Wabtec Corp. (d)	362,828	34,744,409
Watts Water Technologies, Inc. Class A	106,299	5,830,500
Woodward, Inc.	218,074	9,944,174
WSI Industries, Inc.	5,668	29,757
Xerium Technologies, Inc. (a)	47,721	580,765
		509,512,822
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	35,249	198,452
International Shipholding Corp.	22,466	135,695
Kirby Corp. (a)	207,838	14,658,814
Matson, Inc.	164,147	6,185,059
Rand Logistics, Inc. (a)(d)	41,510	102,115
		21,280,135
Professional Services - 1.4%
Acacia Research Corp.	187,838	1,788,218
Advisory Board Co. (a)	160,431	7,801,760
Barrett Business Services, Inc.	25,887	922,872
CBIZ, Inc. (a)(d)	163,829	1,597,333
CDI Corp.	54,937	562,006
CEB, Inc.	125,423	8,982,795
CRA International, Inc. (a)	36,975	840,072
CTPartners Executive Search, Inc. (a)(d)	23,355	31,996
DLH Holdings Corp. (a)	2,300	5,750
Exponent, Inc.	102,458	4,380,080
Franklin Covey Co. (a)	48,586	812,844
FTI Consulting, Inc. (a)(d)	159,909	6,373,973
General Employment Enterprises, Inc. (a)	37,933	26,929
GP Strategies Corp. (a)	66,351	1,626,263
Heidrick & Struggles International, Inc.	62,240	1,213,058
Hill International, Inc. (a)	138,135	541,489
Hudson Global, Inc. (a)	73,448	189,496
Huron Consulting Group, Inc. (a)	87,107	6,305,676
ICF International, Inc. (a)(d)	78,313	2,679,088
IHS, Inc. Class A (a)	260,032	30,168,913
Insperity, Inc.	85,659	3,802,403
Kelly Services, Inc. Class A (non-vtg.)	119,867	1,732,078

	Shares	Value
Kforce, Inc.	100,831	$ 2,701,262
Korn/Ferry International	195,298	6,653,803
Lightbridge Corp. (a)(d)	43,052	41,330
Manpower, Inc.	291,108	25,297,285
Marathon Patent Group, Inc. (a)(d)	29,824	68,297
Mastech Holdings, Inc. (a)	3,140	22,294
MISTRAS Group, Inc. (a)	65,746	962,521
Navigant Consulting, Inc. (a)	183,680	2,900,307
Odyssey Marine Exploration, Inc. (a)(d)	256,679	72,383
On Assignment, Inc. (a)	175,958	6,330,969
Pendrell Corp. (a)	486,872	720,571
RCM Technologies, Inc. (a)	26,829	133,608
Resources Connection, Inc.	147,742	2,318,072
RPX Corp. (a)(d)	214,024	2,947,110
Spherix, Inc. (a)(d)	91,248	44,255
Towers Watson & Co.	259,804	30,846,529
TriNet Group, Inc. (a)	101,742	1,713,335
TrueBlue, Inc. (a)	161,837	3,884,088
Verisk Analytics, Inc. (a)	587,425	42,929,019
Volt Information Sciences, Inc. (a)(d)	26,730	238,966
VSE Corp.	15,478	640,480
WageWorks, Inc. (a)(d)	127,990	5,735,232
Willdan Group, Inc. (a)	21,298	192,534
		219,779,342
Road & Rail - 0.9%
AMERCO	23,413	8,769,573
ArcBest Corp.	90,164	2,603,936
Avis Budget Group, Inc. (a)	397,331	17,534,217
Celadon Group, Inc.	101,832	1,943,973
Con-way, Inc.	212,549	7,481,725
Covenant Transport Group, Inc. Class A (a)	42,798	1,009,605
Genesee & Wyoming, Inc. Class A (a)	190,750	13,043,485
Heartland Express, Inc. (d)	216,713	4,386,271
Hertz Global Holdings, Inc. (a)	1,676,436	30,896,715
Knight Transportation, Inc.	227,091	6,176,875
Landstar System, Inc.	166,132	10,997,938
Marten Transport Ltd.	92,034	1,703,549
Old Dominion Freight Lines, Inc. (a)	251,549	16,725,493
P.A.M. Transportation Services, Inc. (a)	12,026	464,564
Patriot Transportation Holding, Inc. (a)	5,781	126,488
Providence & Worcester Railroad Co.	1,842	29,933
Roadrunner Transportation Systems, Inc. (a)(d)	113,743	2,465,948
Saia, Inc. (a)(d)	97,187	3,649,372
Swift Transporation Co. (a)(d)	309,551	6,033,149
U.S.A. Truck, Inc. (a)	31,657	625,226
Universal Truckload Services, Inc. (d)	36,649	719,420
Werner Enterprises, Inc. (d)	167,017	4,424,280
YRC Worldwide, Inc. (a)	105,033	1,755,101
		143,566,836
Trading Companies & Distributors - 0.8%
AeroCentury Corp. (a)	740	8,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Air Lease Corp. Class A	354,631	$ 11,408,479
Aircastle Ltd.	233,960	4,861,689
Applied Industrial Technologies, Inc.	152,841	6,471,288
Beacon Roofing Supply, Inc. (a)	184,629	6,692,801
BlueLinx Corp. (a)	73,361	58,689
CAI International, Inc. (a)(d)	61,359	807,484
DXP Enterprises, Inc. (a)(d)	46,631	1,387,272
Empire Resources, Inc.	161	460
Essex Rental Corp. (a)	27,827	13,552
GATX Corp. (d)	165,278	8,192,830
H&E Equipment Services, Inc.	116,012	2,402,609
HD Supply Holdings, Inc. (a)	677,757	22,365,981
Houston Wire & Cable Co.	69,133	528,176
Kaman Corp.	109,297	4,244,003
Lawson Products, Inc. (a)	23,255	543,934
MRC Global, Inc. (a)(d)	378,876	4,921,599
MSC Industrial Direct Co., Inc. Class A (d)	188,224	12,740,883
Neff Corp.	93,514	616,257
Now, Inc. (a)(d)	402,550	6,867,503
Rush Enterprises, Inc. Class A (a)(d)	141,956	3,622,717
Stock Building Supply Holdings, Inc. (a)	50,213	945,511
TAL International Group, Inc.	123,311	2,260,291
Textainer Group Holdings Ltd. (d)	102,209	1,795,812
Titan Machinery, Inc. (a)(d)	64,538	750,577
Transcat, Inc. (a)	4,695	45,542
Veritiv Corp. (a)(d)	32,023	1,150,586
Watsco, Inc.	101,495	12,429,078
WESCO International, Inc. (a)(d)	162,498	9,095,013
Willis Lease Finance Corp. (a)	19,324	323,677
		127,552,692
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	229,383	3,220,537
TOTAL INDUSTRIALS		2,168,960,174
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 1.3%
ADTRAN, Inc.	197,013	3,156,148
Aerohive Networks, Inc. (a)(d)	38,468	239,271
Alliance Fiber Optic Products, Inc. (d)	55,668	1,049,898
Applied Optoelectronics, Inc. (a)	25,005	515,353
Arista Networks, Inc. (a)(d)	18,869	1,411,213
Arris Group, Inc. (a)(d)	496,079	13,106,407
Aviat Networks, Inc. (a)	198,244	229,963
Bel Fuse, Inc. Class B (non-vtg.)	40,471	714,718
Black Box Corp.	60,284	928,374
Brocade Communications Systems, Inc.	1,616,442	17,215,107
CalAmp Corp. (a)(d)	137,417	2,283,871
Calix Networks, Inc. (a)	146,257	1,171,519

	Shares	Value
Ciena Corp. (a)(d)	448,443	$ 10,027,185
Clearfield, Inc. (a)(d)	45,932	780,385
ClearOne, Inc.	17,545	201,241
CommScope Holding Co., Inc. (a)	468,935	15,170,047
Communications Systems, Inc.	9,294	82,531
Comtech Telecommunications Corp.	62,000	1,654,160
Digi International, Inc. (a)	91,816	940,196
EchoStar Holding Corp. Class A (a)	173,003	7,715,934
EMCORE Corp. (a)	109,490	763,145
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	367,665	1,102,995
Finisar Corp. (a)(d)	395,480	6,102,256
Harmonic, Inc. (a)(d)	364,484	2,103,073
Infinera Corp. (a)(d)	538,157	11,742,586
InfoSonics Corp. (a)	41,938	52,842
InterDigital, Inc.	136,692	6,762,153
Interphase Corp. (a)	11,825	3,336
Inventergy Global, Inc. (a)	23,240	7,855
Ixia (a)	231,024	3,573,941
KVH Industries, Inc. (a)(d)	48,623	538,743
Lantronix, Inc. (a)	2,994	4,042
Lumentum Holdings, Inc. (a)	176,101	3,476,234
MRV Communications, Inc. (a)	11,123	228,466
NETGEAR, Inc. (a)(d)	121,220	3,682,664
Novatel Wireless, Inc. (a)(d)	119,828	333,122
NumereX Corp. Class A (a)	50,190	468,775
Oclaro, Inc. (a)(d)	344,328	936,572
Optical Cable Corp.	11,466	39,214
Palo Alto Networks, Inc. (a)(d)	259,356	42,591,442
Parkervision, Inc. (a)(d)	336,237	73,972
PC-Tel, Inc.	66,388	363,142
Plantronics, Inc. (d)	129,864	6,903,570
Polycom, Inc. (a)	514,414	5,535,095
Relm Wireless Corp. (a)	28,926	132,481
Resonant, Inc. (a)(d)	9,244	48,531
Ruckus Wireless, Inc. (a)(d)	216,742	2,453,519
ShoreTel, Inc. (a)	254,027	1,889,961
Sonus Networks, Inc. (a)	192,177	1,352,926
Technical Communications Corp. (a)	2,835	8,817
Tessco Technologies, Inc.	22,372	533,125
Ubiquiti Networks, Inc. (d)	97,251	3,419,345
ViaSat, Inc. (a)(d)	171,693	10,090,398
Viavi Solutions, Inc. (a)	880,508	4,728,328
Westell Technologies, Inc. Class A (a)	150,024	169,527
xG Technology, Inc. (a)	5,108	1,880
Zhone Technologies, Inc. (a)	84,494	151,244
		200,962,838
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	28,508
Agilysys, Inc. (a)	51,105	524,848
Anixter International, Inc. (a)	106,509	6,780,363
Applied DNA Sciences, Inc. (a)(d)	39,001	139,234
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	355,128	$ 19,858,758
Avnet, Inc.	506,600	21,479,840
AVX Corp.	188,324	2,459,511
Badger Meter, Inc.	54,305	3,165,438
Belden, Inc.	160,288	8,076,912
Benchmark Electronics, Inc. (a)	208,583	4,457,419
CDW Corp.	531,247	21,117,068
Checkpoint Systems, Inc.	164,593	1,329,911
ClearSign Combustion Corp. (a)(d)	33,298	165,158
Cognex Corp.	324,504	11,539,362
Coherent, Inc. (a)	95,492	5,567,184
Control4 Corp. (a)(d)	71,474	641,122
CTS Corp.	132,796	2,503,205
CUI Global, Inc. (a)(d)	68,064	353,252
Daktronics, Inc. (d)	149,824	1,301,971
Digital Ally, Inc. (a)(d)	15,000	125,100
Dolby Laboratories, Inc. Class A	165,614	5,392,392
DTS, Inc. (a)	68,955	1,829,376
Dynasil Corp. of America (a)	9,408	14,018
Echelon Corp. (a)(d)	108,441	60,727
Electro Rent Corp.	77,042	821,268
Electro Scientific Industries, Inc.	98,846	458,645
eMagin Corp. (a)(d)	60,537	147,710
Fabrinet (a)(d)	114,777	2,281,767
FARO Technologies, Inc. (a)(d)	63,155	2,453,572
FEI Co.	155,600	11,744,688
Frequency Electronics, Inc. (a)	18,354	205,381
Giga-Tronics, Inc. (a)	16,884	24,988
GSI Group, Inc. (a)	116,141	1,508,672
I. D. Systems Inc. (a)(d)	39,946	149,798
Identiv, Inc. (a)(d)	40,037	186,172
IEC Electronics Corp. (a)	18,101	80,549
II-VI, Inc. (a)	198,435	3,351,567
Image Sensing Systems, Inc. (a)	9,763	40,419
Ingram Micro, Inc. Class A	585,475	15,842,954
Insight Enterprises, Inc. (a)	151,818	3,842,514
Intellicheck Mobilisa, Inc. (a)	10,716	11,680
IntriCon Corp. (a)	8,644	59,644
InvenSense, Inc. (a)(d)	277,010	2,828,272
IPG Photonics Corp. (a)(d)	134,945	11,392,057
Iteris, Inc. (a)	62,428	130,475
Itron, Inc. (a)(d)	150,781	4,523,430
Jabil Circuit, Inc.	721,388	13,958,858
KEMET Corp. (a)	162,823	335,415
KEY Tronic Corp. (a)	23,864	248,186
Keysight Technologies, Inc. (a)	640,050	20,507,202
Kimball Electronics, Inc. (a)	85,187	1,000,947
Knowles Corp. (a)(d)	335,905	5,468,533
LGL Group, Inc. (a)	3,009	11,133
LightPath Technologies, Inc. Class A (a)(d)	21,115	35,473

	Shares	Value
Littelfuse, Inc.	86,481	$ 7,761,670
LoJack Corp. (a)	53,454	176,933
LRAD Corp. (a)	77,211	144,385
Luna Innovations, Inc. (a)	39,627	44,382
Maxwell Technologies, Inc. (a)(d)	112,643	601,514
Mercury Systems, Inc. (a)	126,027	1,996,268
Mesa Laboratories, Inc.	11,329	1,228,064
Methode Electronics, Inc. Class A	146,606	3,895,321
MicroVision, Inc. (a)(d)	165,273	522,263
MOCON, Inc.	7,499	100,862
MTS Systems Corp.	57,851	3,444,449
Multi-Fineline Electronix, Inc. (a)	33,909	541,527
Napco Security Technolgies, Inc. (a)	24,581	146,994
National Instruments Corp.	389,663	11,382,056
Neonode, Inc. (a)(d)	121,979	357,398
NetList, Inc. (a)(d)	140,493	70,247
Newport Corp. (a)	153,935	2,355,206
OSI Systems, Inc. (a)	71,273	5,205,780
Par Technology Corp. (a)	27,309	122,891
Park Electrochemical Corp.	80,447	1,416,672
PC Connection, Inc. (d)	71,542	1,507,390
PC Mall, Inc. (a)	21,739	212,607
Perceptron, Inc. (a)	33,349	336,825
Planar Systems, Inc. (a)	78,950	434,225
Plexus Corp. (a)	124,547	4,741,504
RadiSys Corp. (a)	129,394	354,540
RealD, Inc. (a)	169,235	1,592,501
Research Frontiers, Inc. (a)(d)	71,977	382,918
RF Industries Ltd.	13,982	59,144
Richardson Electronics Ltd.	36,856	229,244
Rofin-Sinar Technologies, Inc. (a)(d)	107,837	2,746,608
Rogers Corp. (a)	72,257	4,021,825
Sanmina Corp. (a)	313,060	6,023,274
ScanSource, Inc. (a)(d)	112,633	4,302,581
Sigmatron International, Inc. (a)	11,463	70,612
Speed Commerce, Inc. (a)(d)	152,616	25,197
Superconductor Technologies, Inc. (a)(d)	51,793	54,383
SYNNEX Corp. (d)	104,520	8,276,939
Tech Data Corp. (a)(d)	139,167	9,079,255
Trimble Navigation Ltd. (a)	976,886	18,463,145
TTM Technologies, Inc. (a)(d)	236,635	1,613,851
Uni-Pixel, Inc. (a)(d)	35,725	41,441
Universal Display Corp. (a)(d)	152,815	5,629,705
Vishay Intertechnology, Inc.	499,369	4,933,766
Vishay Precision Group, Inc. (a)(d)	49,281	551,454
Wayside Technology Group, Inc.	13,442	232,412
Wireless Telecom Group, Inc. (a)	35,461	64,539
Zebra Technologies Corp. Class A (a)	194,133	16,089,743
		356,149,156
Internet Software & Services - 2.3%
Actua Corp. (a)(d)	141,040	2,006,999
Amber Road, Inc. (a)(d)	30,228	150,838
Angie's List, Inc. (a)(d)	164,638	870,935
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Apigee Corp. (d)	34,609	$ 225,651
ARI Network Services, Inc. (a)(d)	34,382	127,901
Autobytel, Inc. (a)	31,669	558,958
Bankrate, Inc. (a)(d)	225,769	2,226,082
Bazaarvoice, Inc. (a)(d)	250,070	1,297,863
Benefitfocus, Inc. (a)(d)	47,473	1,741,310
Blucora, Inc. (a)(d)	154,628	2,158,607
Box, Inc. Class A (d)	53,487	721,005
Bridgeline Digital, Inc. (a)	4,849	6,304
Brightcove, Inc. (a)	117,958	628,716
BroadVision, Inc. (a)	7,417	44,576
Carbonite, Inc. (a)	60,557	666,733
Care.com, Inc. (a)(d)	18,447	109,575
ChannelAdvisor Corp. (a)(d)	79,363	903,151
comScore, Inc. (a)(d)	129,084	6,739,476
Constant Contact, Inc. (a)(d)	118,166	2,925,790
Cornerstone OnDemand, Inc. (a)	181,364	6,481,949
CoStar Group, Inc. (a)(d)	121,584	21,525,231
Coupons.com, Inc. (a)(d)	39,936	373,002
Cvent, Inc. (a)(d)	70,650	2,228,301
DealerTrack Holdings, Inc. (a)	167,150	10,490,334
Demand Media, Inc. (a)(d)	37,558	176,898
Demandware, Inc. (a)(d)	124,631	6,953,163
DHI Group, Inc. (a)	145,947	1,138,387
EarthLink Holdings Corp.	384,918	3,229,462
eGain Communications Corp. (a)(d)	49,320	178,045
Endurance International Group Holdings, Inc. (a)(d)	216,796	3,314,811
Envestnet, Inc. (a)(d)	133,525	4,169,986
Everyday Health, Inc. (a)	31,314	305,625
Five9, Inc. (a)(d)	34,649	136,171
GlowPoint, Inc. (a)	51,449	30,355
GoDaddy, Inc. (a)(d)	94,133	2,360,856
Gogo, Inc. (a)(d)	199,075	3,163,302
GrubHub, Inc. (a)(d)	68,931	1,823,225
HomeAway, Inc. (a)	332,363	9,535,494
Hortonworks, Inc. (d)	26,462	628,737
IAC/InterActiveCorp	284,306	19,844,559
Internap Network Services Corp. (a)(d)	217,848	1,736,249
Internet Patents Corp. (a)	283	860
IntraLinks Holdings, Inc. (a)	157,350	1,611,264
Inuvo, Inc. (a)	97,208	243,020
iPass, Inc. (a)	313,015	341,186
j2 Global, Inc.	172,303	11,988,843
LendingClub Corp. (d)	230,515	2,892,963
Limelight Networks, Inc. (a)	235,738	558,699
LinkedIn Corp. Class A (a)	402,297	72,654,838
Liquidity Services, Inc. (a)(d)	90,620	679,650
LiveDeal, Inc. (a)(d)	32,301	53,943
LivePerson, Inc. (a)	197,114	1,803,593
LogMeIn, Inc. (a)(d)	92,253	5,751,052

	Shares	Value
LookSmart Ltd. (a)	19,066	$ 19,638
Marchex, Inc. Class B	112,959	448,447
Marin Software, Inc. (a)(d)	49,781	177,718
Marketo, Inc. (a)(d)	109,867	3,077,375
MaxPoint Interactive, Inc. (d)	35,452	165,206
MeetMe, Inc. (a)(d)	143,707	234,242
Millennial Media, Inc. (a)(d)	246,070	329,734
Monster Worldwide, Inc. (a)(d)	344,947	2,507,765
Net Element International, Inc. (a)	9,424	1,868
New Relic, Inc.	24,964	812,828
NIC, Inc.	233,113	4,391,849
Onvia.com, Inc. (a)	2,326	9,560
Opower, Inc. (a)(d)	21,652	196,167
Pandora Media, Inc. (a)(d)	698,501	12,531,108
Q2 Holdings, Inc. (a)	62,012	1,622,234
QuinStreet, Inc. (a)	128,569	707,130
Qumu Corp. (a)	32,359	149,499
Rackspace Hosting, Inc. (a)(d)	444,519	13,517,823
RealNetworks, Inc. (a)	91,284	395,260
Reis, Inc.	36,313	904,194
RetailMeNot, Inc. (a)	155,811	1,402,299
Rightside Group Ltd. (a)(d)	34,488	267,282
Rocket Fuel, Inc. (a)(d)	74,672	457,739
SciQuest, Inc. (a)(d)	105,834	1,162,057
Selectica, Inc. (a)	17,570	70,631
Shutterstock, Inc. (a)(d)	58,550	1,962,011
Spark Networks, Inc. (a)(d)	80,921	260,566
SPS Commerce, Inc. (a)(d)	63,376	4,310,836
Stamps.com, Inc. (a)(d)	56,881	4,683,582
Support.com, Inc. (a)	167,715	212,998
Synacor, Inc. (a)	64,568	95,561
TechTarget, Inc. (a)	66,813	616,684
Textura Corp. (a)(d)	74,405	1,924,113
TheStreet.com, Inc.	85,257	149,200
Travelzoo, Inc. (a)(d)	32,602	312,979
Tremor Video, Inc. (a)(d)	117,265	238,048
TrueCar, Inc. (a)(d)	57,791	341,545
Twitter, Inc. (a)	1,995,815	55,463,699
United Online, Inc. (a)	52,077	567,119
Unwired Planet, Inc. (a)(d)	324,432	249,813
Viggle, Inc. (a)(d)	36,765	46,692
Web.com Group, Inc. (a)(d)	197,322	4,248,343
WebMD Health Corp. (a)(d)	138,121	5,680,917
XO Group, Inc. (a)	89,018	1,304,114
Xoom Corp. (a)(d)	118,597	2,944,764
Yelp, Inc. (a)(d)	238,282	5,785,487
YuMe, Inc. (a)(d)	55,310	150,996
Zillow Group, Inc. (a)(d)	166,043	4,214,171
Zillow Group, Inc. Class C (a)(d)	332,086	8,189,241
		372,027,655
IT Services - 2.8%
Acxiom Corp. (a)	304,767	6,387,916
Amdocs Ltd.	581,106	33,245,074
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Blackhawk Network Holdings, Inc. (a)	202,762	$ 8,011,127
Booz Allen Hamilton Holding Corp. Class A	361,625	9,655,388
Broadridge Financial Solutions, Inc.	449,843	23,747,212
CACI International, Inc. Class A (a)	93,331	7,319,017
Cardtronics, Inc. (a)(d)	166,711	5,751,530
Cartesian, Inc. (a)	2,929	7,352
Cass Information Systems, Inc.	35,081	1,690,904
Ciber, Inc. (a)	261,032	892,729
Computer Task Group, Inc.	44,089	295,837
Convergys Corp. (d)	370,436	8,371,854
CoreLogic, Inc. (a)	339,426	12,881,217
CSG Systems International, Inc.	126,513	3,910,517
CSP, Inc.	3,555	20,335
Datalink Corp. (a)	72,718	421,764
DST Systems, Inc.	105,894	10,845,663
Edgewater Technology, Inc. (a)	28,583	205,798
EPAM Systems, Inc. (a)	88,857	6,274,193
Euronet Worldwide, Inc. (a)	186,690	12,035,904
Everi Holdings, Inc. (a)	251,799	1,301,801
EVERTEC, Inc.	254,274	4,602,359
ExlService Holdings, Inc. (a)	127,323	4,606,546
FleetCor Technologies, Inc. (a)	280,517	41,841,916
Forrester Research, Inc.	46,079	1,456,557
Gartner, Inc. Class A (a)	309,598	26,473,725
Genpact Ltd. (a)	602,142	13,849,266
Global Payments, Inc.	247,187	27,534,160
Hackett Group, Inc.	102,623	1,445,958
Heartland Payment Systems, Inc.	137,200	8,174,376
Higher One Holdings, Inc. (a)	129,874	257,151
Information Services Group, Inc.	108,930	404,130
Innodata, Inc. (a)	58,124	138,916
InterCloud Systems, Inc. (a)(d)	80,280	150,124
Jack Henry & Associates, Inc.	307,466	20,895,389
Leidos Holdings, Inc.	237,516	9,994,673
Lionbridge Technologies, Inc. (a)(d)	223,684	1,192,236
ManTech International Corp. Class A	91,976	2,519,223
Mattersight Corp. (a)(d)	47,315	307,548
Maximus, Inc.	246,936	14,951,975
ModusLink Global Solutions, Inc. (a)(d)	128,863	405,918
MoneyGram International, Inc. (a)(d)	110,529	966,023
NCI, Inc. Class A	29,120	415,542
Neustar, Inc. Class A (a)(d)	206,907	5,783,051
Perficient, Inc. (a)	139,137	2,304,109
PFSweb, Inc. (a)	60,946	795,345
Planet Payment, Inc. (a)	164,425	486,698
PRG-Schultz International, Inc. (a)	115,194	415,850
Sabre Corp.	494,689	13,465,435
Science Applications International Corp.	150,289	7,329,595
ServiceSource International, Inc. (a)(d)	267,884	1,269,770
StarTek, Inc. (a)	22,269	81,059

	Shares	Value
Sykes Enterprises, Inc. (a)	153,693	$ 3,865,379
Syntel, Inc. (a)	120,129	5,339,734
Sysorex Global Holdings Corp. (a)(d)	4,486	7,088
Teletech Holdings, Inc.	76,566	2,071,110
Unisys Corp. (a)(d)	193,935	2,554,124
Vantiv, Inc. (a)	540,255	23,792,830
VeriFone Systems, Inc. (a)	433,703	13,548,882
Virtusa Corp. (a)(d)	105,248	5,569,724
WEX, Inc. (a)(d)	144,439	13,653,819
WidePoint Corp. (a)(d)	269,166	306,849
WPCS International, Inc. (a)	1,864	2,330
		438,499,624
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	152,283	3,695,908
Advanced Micro Devices, Inc. (a)(d)	2,357,062	4,266,282
AEHR Test Systems (a)	9,000	21,600
Alpha & Omega Semiconductor Ltd. (a)	65,601	501,848
Amkor Technology, Inc. (a)	428,103	2,311,756
Amtech Systems, Inc. (a)(d)	43,995	240,213
ANADIGICS, Inc. (a)(d)	289,349	93,749
Applied Micro Circuits Corp. (a)(d)	310,440	1,816,074
Ascent Solar Technologies, Inc. (a)(d)	82,630	9,089
Atmel Corp.	1,553,043	12,688,361
ATRM Holdings, Inc. (a)	674	1,827
ATRM Holdings, Inc. rights	674	0
Axcelis Technologies, Inc. (a)	459,365	1,497,530
AXT, Inc. (a)	115,481	252,903
Brooks Automation, Inc.	259,682	2,695,499
Cabot Microelectronics Corp. (a)	97,455	4,227,598
Cascade Microtech, Inc. (a)	41,750	643,785
Cavium, Inc. (a)(d)	206,243	14,028,649
Ceva, Inc. (a)(d)	77,932	1,500,191
Cirrus Logic, Inc. (a)	234,136	7,061,542
Cohu, Inc.	103,754	1,006,414
Cree, Inc. (a)(d)	412,419	11,226,045
CVD Equipment Corp. (a)(d)	12,898	142,007
CyberOptics Corp. (a)	16,917	115,036
Cypress Semiconductor Corp.	1,244,728	12,447,280
Diodes, Inc. (a)	146,636	2,887,263
DSP Group, Inc. (a)	84,313	737,739
Entegris, Inc. (a)	538,615	7,395,184
Exar Corp. (a)(d)	183,078	1,080,160
Fairchild Semiconductor International, Inc. (a)	436,802	5,940,507
FormFactor, Inc. (a)	219,185	1,457,580
Freescale Semiconductor, Inc. (a)	378,770	13,533,452
GigOptix, Inc. (a)	101,634	169,729
GSI Technology, Inc. (a)	51,850	241,621
Ikanos Communications, Inc. (a)	33,254	90,783
Inphi Corp. (a)(d)	99,486	2,361,798
Integrated Device Technology, Inc. (a)	550,979	10,463,091
Integrated Silicon Solution, Inc.	114,150	2,507,876
Intermolecular, Inc. (a)	45,789	97,988
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intersil Corp. Class A	510,804	$ 5,383,874
Intest Corp. (a)	34,005	137,720
IXYS Corp.	98,319	1,159,181
Kopin Corp. (a)(d)	205,895	638,275
Kulicke & Soffa Industries, Inc. (a)	309,384	3,267,095
Lattice Semiconductor Corp. (a)	448,984	1,876,753
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	72,884	2,150,807
Marvell Technology Group Ltd.	1,603,751	18,074,274
Mattson Technology, Inc. (a)	274,608	771,648
Maxim Integrated Products, Inc.	1,062,938	35,789,122
MaxLinear, Inc. Class A (a)	196,260	1,952,787
Microsemi Corp. (a)(d)	355,464	11,289,537
MKS Instruments, Inc.	201,231	6,781,485
Monolithic Power Systems, Inc.	139,155	6,691,964
MoSys, Inc. (a)(d)	165,767	246,993
Nanometrics, Inc. (a)(d)	92,092	1,279,158
NeoPhotonics Corp. (a)	99,041	717,057
NVE Corp.	19,506	1,024,455
Omnivision Technologies, Inc. (a)	219,531	5,246,791
ON Semiconductor Corp. (a)	1,606,577	15,350,843
PDF Solutions, Inc. (a)	101,711	1,238,840
Pericom Semiconductor Corp.	74,596	908,579
Photronics, Inc. (a)	255,315	2,325,920
Pixelworks, Inc. (a)(d)	90,594	423,074
PMC-Sierra, Inc. (a)	760,850	4,785,747
Power Integrations, Inc.	114,891	4,509,472
QuickLogic Corp. (a)(d)	211,902	286,068
Rambus, Inc. (a)(d)	440,865	5,920,817
Rubicon Technology, Inc. (a)(d)	86,191	120,667
Rudolph Technologies, Inc. (a)(d)	124,381	1,587,102
Semtech Corp. (a)	247,821	4,200,566
Sigma Designs, Inc. (a)	128,207	1,262,839
Silicon Laboratories, Inc. (a)(d)	150,088	6,525,826
Solar3D, Inc. (a)(d)	47,552	141,229
SolarEdge Technologies, Inc. (d)	26,733	671,533
STR Holdings, Inc. (a)(d)	39,469	32,365
SunEdison Semiconductor Ltd. (a)(d)	157,629	1,891,548
SunEdison, Inc. (a)(d)	1,091,834	11,355,074
SunPower Corp. (a)(d)	195,852	4,751,370
Synaptics, Inc. (a)(d)	137,645	9,647,538
Teradyne, Inc.	801,072	14,451,339
Tessera Technologies, Inc.	175,955	5,760,767
Ultra Clean Holdings, Inc. (a)	117,268	796,250
Ultratech, Inc. (a)(d)	102,668	1,765,890
Veeco Instruments, Inc. (a)(d)	150,845	3,479,994
Xcerra Corp. (a)(d)	206,830	1,294,756
		341,420,946
Software - 4.2%
A10 Networks, Inc. (a)	59,618	395,864
ACI Worldwide, Inc. (a)	437,093	9,323,194

	Shares	Value
American Software, Inc. Class A	75,568	$ 692,203
ANSYS, Inc. (a)	335,905	29,761,183
Aspen Technology, Inc. (a)	330,141	12,502,440
Asure Software, Inc. (a)	1,517	8,723
Aware, Inc. (a)	24,496	78,387
Barracuda Networks, Inc. (a)(d)	40,157	1,055,728
Blackbaud, Inc.	177,230	10,126,922
Bottomline Technologies, Inc. (a)(d)	148,748	3,977,522
BroadSoft, Inc. (a)(d)	113,096	3,569,310
BSQUARE Corp. (a)	35,898	217,901
Cadence Design Systems, Inc. (a)(d)	1,096,115	21,944,222
Callidus Software, Inc. (a)	214,124	3,376,735
CDK Global, Inc.	604,634	29,953,568
CommVault Systems, Inc. (a)	162,030	5,807,155
Comverse, Inc. (a)(d)	91,492	1,723,709
Covisint Corp. (a)(d)	156,273	421,937
Datawatch Corp. (a)(d)	28,143	146,344
Digimarc Corp. (a)(d)	32,290	1,231,218
Digital Turbine, Inc. (a)(d)	110,759	289,081
Document Security Systems, Inc. (a)	81,780	14,720
Ebix, Inc. (d)	105,913	3,006,870
Ellie Mae, Inc. (a)	104,870	7,595,734
EnerNOC, Inc. (a)(d)	96,330	899,722
Envivio, Inc. (a)(d)	47,792	88,893
EPIQ Systems, Inc.	126,421	1,608,075
ePlus, Inc. (a)(d)	21,833	1,653,195
Evolving Systems, Inc.	27,515	164,540
FactSet Research Systems, Inc.	143,432	22,650,781
Fair Isaac Corp.	118,704	10,157,501
FalconStor Software, Inc. (a)	102,011	175,459
Finjan Holdings, Inc. (a)	4,952	9,409
FireEye, Inc. (a)(d)	120,819	4,564,542
Fortinet, Inc. (a)	534,185	22,510,556
Gigamon, Inc. (a)	87,002	1,981,906
Globalscape, Inc.	29,423	98,273
Glu Mobile, Inc. (a)(d)	402,272	1,846,428
GSE Systems, Inc. (a)	33,148	44,418
Guidance Software, Inc. (a)(d)	71,315	506,337
Guidewire Software, Inc. (a)(d)	265,231	14,829,065
HubSpot, Inc.	36,305	1,716,863
Imperva, Inc. (a)	96,163	5,729,392
Infoblox, Inc. (a)	193,287	3,718,842
Interactive Intelligence Group, Inc. (a)(d)	65,293	2,285,908
Jive Software, Inc. (a)	147,880	666,939
Liquid Holdings Group, Inc. (a)	243,316	17,275
Majesco (a)	609	2,941
Majesco Entertainment Co. (a)	24,161	31,168
Manhattan Associates, Inc. (a)	275,482	16,110,187
Mentor Graphics Corp.	378,960	9,792,326
MicroStrategy, Inc. Class A (a)	34,465	6,848,196
Mitek Systems, Inc. (a)	93,592	308,854
MobileIron, Inc. (a)(d)	53,050	218,036
Model N, Inc. (a)	67,893	699,298
Monotype Imaging Holdings, Inc.	159,003	3,367,684
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
NetScout Systems, Inc. (a)	353,870	$ 12,933,949
NetSol Technologies, Inc. (a)	37,185	174,770
NetSuite, Inc. (a)(d)	135,020	11,996,527
Nuance Communications, Inc. (a)	930,679	15,328,283
NXT-ID, Inc. (a)(d)	21,173	25,196
Parametric Technology Corp. (a)	434,638	14,395,211
Park City Group, Inc. (a)(d)	44,265	520,556
Paycom Software, Inc. (a)(d)	91,450	3,524,483
Paylocity Holding Corp. (a)(d)	58,222	1,922,490
Pegasystems, Inc.	142,032	3,481,204
Progress Software Corp. (a)	194,976	5,281,900
Proofpoint, Inc. (a)(d)	129,368	7,288,593
PROS Holdings, Inc. (a)(d)	93,435	2,066,782
QAD, Inc.:
Class A	27,311	687,418
Class B	24,367	494,894
Qlik Technologies, Inc. (a)	339,509	12,853,811
Qualys, Inc. (a)(d)	75,480	2,193,449
RealPage, Inc. (a)(d)	203,637	3,748,957
Rosetta Stone, Inc. (a)	68,940	480,512
Rovi Corp. (a)(d)	338,708	3,749,498
SeaChange International, Inc. (a)(d)	126,310	762,912
ServiceNow, Inc. (a)(d)	514,118	36,481,813
Silver Spring Networks, Inc. (a)(d)	116,769	1,354,520
Smith Micro Software, Inc. (a)(d)	132,928	105,013
SolarWinds, Inc. (a)	249,075	9,900,731
Solera Holdings, Inc.	253,457	12,209,024
Sonic Foundry, Inc. (a)	2,194	14,612
Splunk, Inc. (a)	469,823	29,114,931
SS&C Technologies Holdings, Inc.	282,691	19,149,488
Synchronoss Technologies, Inc. (a)(d)	137,518	5,554,352
Synopsys, Inc. (a)	576,088	27,035,810
Tableau Software, Inc. (a)(d)	154,767	14,574,408
Take-Two Interactive Software, Inc. (a)(d)	315,917	9,202,662
Tangoe, Inc. (a)(d)	143,689	1,077,668
TeleCommunication Systems, Inc. Class A (a)	167,368	585,788
TeleNav, Inc. (a)	106,870	755,571
The Rubicon Project, Inc. (a)(d)	76,203	1,097,323
TiVo, Inc. (a)	368,048	3,349,237
Tubemogul, Inc. (a)(d)	57,029	630,741
Tyler Technologies, Inc. (a)(d)	126,306	17,435,280
Ultimate Software Group, Inc. (a)(d)	106,751	18,808,459
Upland Software, Inc.	16,242	127,825
Varonis Systems, Inc. (a)(d)	17,994	356,281
Vasco Data Security International, Inc. (a)(d)	107,243	1,793,103
Verint Systems, Inc. (a)	232,386	12,393,145
VirnetX Holding Corp. (a)(d)	160,384	582,194
VMware, Inc. Class A (a)	322,178	25,500,389
Voltari Corp. (a)(d)	19,368	129,959

	Shares	Value
Vringo, Inc. (a)(d)	250,377	$ 150,552
Wave Systems Corp. Class A (a)	184,623	25,478
Workday, Inc. Class A (a)(d)	361,842	25,423,019
Workiva, Inc. (d)	31,533	451,868
Yodlee, inc.	25,540	414,003
Zendesk, Inc. (a)(d)	203,553	4,209,476
Zix Corp. (a)(d)	180,557	790,840
Zynga, Inc. (a)	2,524,130	6,386,049
		673,606,686
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(d)	391,528	5,375,679
Avid Technology, Inc. (a)(d)	126,635	1,052,337
Concurrent Computer Corp.	30,661	164,956
Cray, Inc. (a)(d)	151,642	3,213,294
Crossroads Systems, Inc. (a)(d)	36,918	37,287
Dataram Corp. (a)	3,942	5,440
Diebold, Inc.	244,628	7,612,823
Dot Hill Systems Corp. (a)	227,908	2,203,870
Electronics for Imaging, Inc. (a)(d)	178,434	7,810,056
Hutchinson Technology, Inc. (a)(d)	106,906	160,359
Imation Corp. (a)(d)	119,007	367,732
Immersion Corp. (a)	113,167	1,311,606
Intevac, Inc. (a)	82,658	389,319
Lexmark International, Inc. Class A	226,139	6,779,647
NCR Corp. (a)	636,112	15,960,050
Nimble Storage, Inc. (a)(d)	96,515	2,573,090
QLogic Corp. (a)(d)	321,460	3,323,896
Quantum Corp. (a)(d)	964,773	1,128,784
Silicon Graphics International Corp. (a)(d)	125,239	626,195
Super Micro Computer, Inc. (a)(d)	137,566	3,762,430
Transact Technologies, Inc.	28,331	212,766
U.S.A. Technologies, Inc. (a)(d)	123,963	388,004
Violin Memory, Inc. (a)(d)	313,676	555,207
Xplore Technologies Corp. (a)	14,878	83,689
		65,098,516
TOTAL INFORMATION TECHNOLOGY		2,447,765,421
MATERIALS - 4.6%
Chemicals - 2.3%
A. Schulman, Inc.	114,535	3,931,987
Albemarle Corp. U.S.	418,503	18,920,521
American Vanguard Corp. (d)	100,323	1,340,315
Ashland, Inc.	229,911	24,133,758
Axalta Coating Systems	497,625	14,525,674
Axiall Corp.	262,013	6,618,448
Balchem Corp.	118,893	6,958,807
BioAmber, Inc. (a)(d)	57,670	340,830
Cabot Corp.	243,454	8,245,787
Calgon Carbon Corp.	200,521	3,260,471
Celanese Corp. Class A	576,741	34,973,574
Chase Corp.	22,268	879,586
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chemtura Corp. (a)(d)	249,441	$ 6,784,795
Codexis, Inc. (a)	91,779	342,336
Core Molding Technologies, Inc. (a)	30,292	661,880
Cytec Industries, Inc.	266,662	19,786,320
Ferro Corp. (a)	325,575	4,004,573
Flotek Industries, Inc. (a)(d)	185,194	3,622,395
FutureFuel Corp.	84,621	852,980
H.B. Fuller Co. (d)	195,758	7,094,270
Hawkins, Inc.	37,806	1,438,518
Huntsman Corp.	756,272	12,501,176
Innophos Holdings, Inc.	76,978	3,700,332
Innospec, Inc. (d)	95,744	4,701,030
Intrepid Potash, Inc. (a)(d)	215,299	1,703,015
KMG Chemicals, Inc.	32,018	646,764
Koppers Holdings, Inc.	76,295	1,586,936
Kraton Performance Polymers, Inc. (a)	119,735	2,527,606
Kronos Worldwide, Inc.	93,968	696,303
LSB Industries, Inc. (a)(d)	72,807	1,740,815
Marrone Bio Innovations, Inc. (a)(d)	53,732	109,613
Metabolix, Inc. (a)(d)	20,616	44,531
Minerals Technologies, Inc.	129,953	6,990,172
NewMarket Corp. (d)	39,832	15,265,216
Northern Technologies International Corp. (a)	5,288	82,546
Olin Corp. (d)	288,906	5,766,564
OM Group, Inc.	111,277	3,727,780
OMNOVA Solutions, Inc. (a)	168,422	1,059,374
Platform Specialty Products Corp. (a)(d)	493,947	9,454,146
PolyOne Corp.	335,600	10,896,932
Quaker Chemical Corp.	49,586	3,935,145
Rayonier Advanced Materials, Inc.	163,222	1,113,174
Rentech, Inc. (a)(d)	81,014	569,528
RPM International, Inc.	503,566	22,081,369
Senomyx, Inc. (a)(d)	176,669	1,176,616
Sensient Technologies Corp.	178,805	11,649,146
Stepan Co.	71,974	3,240,989
The Chemours Co. LLC (d)	677,175	6,548,282
The Scotts Miracle-Gro Co. Class A	171,824	10,685,735
TOR Minerals International, Inc. (a)	3,831	20,611
Trecora Resources (a)	73,101	944,465
Tredegar Corp.	97,247	1,409,109
Trinseo SA (a)(d)	38,976	1,135,761
Tronox Ltd. Class A	246,268	1,982,457
Valhi, Inc.	74,540	210,203
Valspar Corp.	277,917	20,371,316
W.R. Grace & Co. (a)	269,005	26,615,355
Westlake Chemical Corp.	154,339	8,524,143
		374,132,080
Construction Materials - 0.2%
Eagle Materials, Inc.	187,347	15,330,605
Headwaters, Inc. (a)	271,728	5,483,471

	Shares	Value
Summit Materials, Inc.	157,054	$ 3,684,487
Tecnoglass, Inc. (a)(d)	9,010	121,725
U.S. Concrete, Inc. (a)(d)	46,070	2,385,505
United States Lime & Minerals, Inc.	7,538	371,171
		27,376,964
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	14,481	788,490
Aptargroup, Inc.	235,255	15,846,777
Bemis Co., Inc.	359,240	15,238,961
Berry Plastics Group, Inc. (a)	443,391	13,124,374
Crown Holdings, Inc. (a)	518,489	25,701,500
Graphic Packaging Holding Co.	1,213,929	17,116,399
Greif, Inc. Class A (d)	126,871	3,714,783
Myers Industries, Inc.	100,702	1,436,011
Packaging Corp. of America (d)	371,333	24,920,158
Silgan Holdings, Inc.	162,398	8,503,159
Sonoco Products Co.	380,516	14,961,889
UFP Technologies, Inc. (a)	19,791	425,902
		141,778,403
Metals & Mining - 0.8%
A.M. Castle & Co. (a)(d)	69,394	192,221
AK Steel Holding Corp. (a)(d)	651,322	2,012,585
Allegheny Technologies, Inc.	415,331	8,020,042
Ampco-Pittsburgh Corp.	34,089	419,976
Carpenter Technology Corp. (d)	193,526	7,547,514
Century Aluminum Co. (a)(d)	196,626	1,101,106
Cliffs Natural Resources, Inc. (d)	571,822	2,270,133
Coeur d'Alene Mines Corp. (a)(d)	498,582	1,675,236
Commercial Metals Co.	437,654	6,871,168
Compass Minerals International, Inc.	126,504	10,246,824
Comstock Mining, Inc. (a)(d)	223,980	123,234
Friedman Industries	19,700	118,594
General Moly, Inc. (a)(d)	202,841	99,392
Globe Specialty Metals, Inc.	246,804	3,391,087
Gold Resource Corp. (d)	165,826	394,666
Golden Minerals Co. (a)(d)	115,781	39,366
Handy & Harman Ltd. (a)(d)	25,445	641,723
Haynes International, Inc.	48,096	1,838,229
Hecla Mining Co. (d)	1,445,542	2,977,817
Horsehead Holding Corp. (a)(d)	226,328	1,851,363
Kaiser Aluminum Corp.	66,982	5,598,356
Materion Corp.	74,115	2,294,600
McEwen Mining, Inc. (d)	850,583	776,157
Mines Management, Inc. (a)(d)	69,165	25,107
Noranda Aluminium Holding Corp.	47,816	188,873
Olympic Steel, Inc.	34,711	449,507
Paramount Gold Nevada Corp. (a)(d)	22,744	29,340
Real Industries, Inc. (a)(d)	96,773	936,763
Reliance Steel & Aluminum Co.	278,021	16,158,581
Royal Gold, Inc.	244,665	11,773,280
Ryerson Holding Corp. (d)	44,874	341,940
Schnitzer Steel Industries, Inc. Class A	99,942	1,729,996
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Solitario Exploration & Royalty Corp. (a)(d)	57,827	$ 29,492
Steel Dynamics, Inc.	904,006	17,610,037
Stillwater Mining Co. (a)(d)	477,825	4,563,229
SunCoke Energy, Inc.	244,877	2,811,188
Synalloy Corp.	24,589	239,989
Timberline Resources Corp. (a)(d)	17,764	4,796
TimkenSteel Corp.	139,110	2,485,896
U.S. Antimony Corp. (a)	114,807	63,144
United States Steel Corp. (d)	542,392	8,884,381
Universal Stainless & Alloy Products, Inc. (a)	23,505	305,330
Worthington Industries, Inc.	188,182	4,815,577
		133,947,835
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	147,876	4,798,576
Clearwater Paper Corp. (a)	73,754	4,134,649
Deltic Timber Corp.	44,462	2,761,535
Domtar Corp.	241,534	9,712,082
Kapstone Paper & Packaging Corp.	321,817	7,012,392
Louisiana-Pacific Corp. (a)(d)	529,073	8,697,960
Mercer International, Inc. (SBI)	164,887	1,887,956
Neenah Paper, Inc.	64,648	3,731,483
P.H. Glatfelter Co.	174,467	3,150,874
Resolute Forest Products (a)	362,934	3,662,004
Schweitzer-Mauduit International, Inc.	115,651	4,085,950
Verso Corp. (a)	62,871	15,089
Wausau-Mosinee Paper Corp.	193,176	1,504,841
		55,155,391
TOTAL MATERIALS		732,390,673
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
8x8, Inc. (a)(d)	331,549	2,562,874
Alaska Communication Systems Group, Inc. (a)	196,814	436,927
Alteva	16,362	62,176
Atlantic Tele-Network, Inc.	43,046	3,075,637
Cincinnati Bell, Inc. (a)	778,913	2,671,672
Cogent Communications Group, Inc.	160,706	4,462,806
Consolidated Communications Holdings, Inc.	185,457	3,618,266
Elephant Talk Communication, Inc. (a)(d)	391,663	117,499
FairPoint Communications, Inc. (a)(d)	80,193	1,311,957
General Communications, Inc. Class A (a)	117,122	1,973,506
Globalstar, Inc. (a)(d)	922,826	1,624,174
Hawaiian Telcom Holdco, Inc. (a)(d)	45,396	999,166
IDT Corp. Class B	65,993	1,030,811
inContact, Inc. (a)(d)	222,640	1,680,932

	Shares	Value
Inteliquent, Inc.	128,380	$ 2,351,922
Intelsat SA (a)(d)	77,430	748,748
Iridium Communications, Inc. (a)(d)	298,509	2,223,892
Lumos Networks Corp.	77,694	912,128
ORBCOMM, Inc. (a)(d)	220,317	1,341,731
pdvWireless (d)	47,839	1,529,413
Premiere Global Services, Inc. (a)	161,424	1,740,151
Straight Path Communications, Inc. Class B (a)(d)	32,500	739,375
Towerstream Corp. (a)(d)	213,735	318,465
Vonage Holdings Corp. (a)	681,065	3,779,911
Windstream Holdings, Inc. (d)	380,449	2,735,428
Zayo Group Holdings, Inc. (d)	155,826	4,358,453
		48,408,020
Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. (a)(d)	81,769	617,356
Leap Wireless International, Inc. rights (a)	194,908	491,168
NTELOS Holdings Corp. (a)	59,389	544,597
RingCentral, Inc. (a)	100,452	1,728,779
SBA Communications Corp. Class A (a)	482,941	57,083,626
Shenandoah Telecommunications Co. (d)	86,733	3,355,700
Spok Holdings, Inc.	83,733	1,382,432
Sprint Corp. (a)(d)	2,966,844	15,012,231
T-Mobile U.S., Inc. (a)	1,000,137	39,615,427
Telephone & Data Systems, Inc.	366,226	10,415,467
U.S. Cellular Corp. (a)	57,098	2,108,058
		132,354,841
TOTAL TELECOMMUNICATION SERVICES		180,762,861
UTILITIES - 3.2%
Electric Utilities - 1.1%
Allete, Inc.	168,054	8,029,620
Cleco Corp.	222,622	11,928,087
El Paso Electric Co.	163,435	5,785,599
Empire District Electric Co.	175,327	3,795,830
Genie Energy Ltd. Class B (d)	62,643	670,280
Great Plains Energy, Inc.	554,208	13,810,863
Hawaiian Electric Industries, Inc. (d)	424,456	11,999,371
IDACORP, Inc.	198,180	11,765,947
ITC Holdings Corp.	578,019	18,901,221
MGE Energy, Inc.	144,241	5,547,509
OGE Energy Corp.	754,826	21,165,321
Otter Tail Corp.	149,306	3,853,588
PNM Resources, Inc.	293,112	7,506,598
Portland General Electric Co.	328,476	11,345,561
Spark Energy, Inc. Class A,	12,018	186,279
UIL Holdings Corp.	216,813	9,871,496
Unitil Corp.	68,493	2,466,433
Westar Energy, Inc.	518,431	18,948,653
		167,578,256
Gas Utilities - 0.9%
Atmos Energy Corp.	375,065	20,549,811
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
Chesapeake Utilities Corp.	60,296	$ 2,970,784
Delta Natural Gas Co., Inc.	17,983	367,033
Gas Natural, Inc.	40,523	361,060
Laclede Group, Inc.	170,431	9,022,617
National Fuel Gas Co.	315,294	17,013,264
New Jersey Resources Corp.	321,701	9,094,487
Northwest Natural Gas Co. (d)	107,385	4,722,792
ONE Gas, Inc.	200,134	8,599,758
Piedmont Natural Gas Co., Inc. (d)	305,596	11,789,894
Questar Corp.	648,163	12,516,028
RGC Resources, Inc.	3,341	70,295
South Jersey Industries, Inc.	256,814	6,189,217
Southwest Gas Corp.	178,942	9,857,915
UGI Corp.	647,368	22,062,301
WGL Holdings, Inc.	186,569	10,112,040
		145,299,296
Independent Power and Renewable Electricity Producers - 0.4%
American DG Energy, Inc. (a)	66,943	22,091
Black Hills Corp.	177,346	7,054,824
Calpine Corp. (a)	1,266,220	20,183,547
Dynegy, Inc. (a)(d)	398,422	10,259,367
NRG Yield, Inc.:
Class A	127,027	1,998,135
Class C	222,293	3,570,026
Ormat Technologies, Inc. (d)	140,989	4,962,813
Pattern Energy Group, Inc. (d)	213,766	4,846,075
Talen Energy Corp. (a)	312,000	4,446,000
Terraform Power, Inc. (d)	236,275	5,316,188
U.S. Geothermal, Inc. (a)(d)	370,926	224,039
Vivint Solar, Inc. (d)	78,625	978,095
		63,861,200
Multi-Utilities - 0.4%
Alliant Energy Corp.	399,512	22,640,345
Avista Corp.	221,281	6,946,011
MDU Resources Group, Inc.	733,381	13,134,854
NorthWestern Energy Corp.	178,960	9,241,494
Vectren Corp.	314,699	12,660,341
		64,623,045
Water Utilities - 0.4%
American States Water Co.	141,671	5,348,080
American Water Works Co., Inc.	669,513	34,774,505
Aqua America, Inc.	671,108	17,019,299
Artesian Resources Corp. Class A	26,535	583,505
Cadiz, Inc. (a)(d)	56,904	456,939
California Water Service Group	186,749	3,852,632
Connecticut Water Service, Inc.	45,372	1,576,677
Middlesex Water Co.	65,509	1,490,985
Pure Cycle Corp. (a)(d)	69,664	348,320

	Shares	Value
SJW Corp.	61,505	$ 1,767,654
York Water Co.	43,896	931,913
		68,150,509
TOTAL UTILITIES		509,512,306
TOTAL COMMON STOCKS (Cost $12,727,584,888)		15,860,137,512
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18	$ 162,465	208,573
TOTAL CONVERTIBLE BONDS (Cost $162,465)		208,573
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.2% to 0.25% 2/4/16 to 3/3/16 (e) (Cost $6,993,039)	7,000,000	6,993,793
Money Market Funds - 20.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	87,356,387	87,356,387
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	3,233,332,815	3,233,332,815
TOTAL MONEY MARKET FUNDS (Cost $3,320,689,202)		3,320,689,202
TOTAL INVESTMENT PORTFOLIO - 120.2% (Cost $16,055,429,594)		19,188,029,080
NET OTHER ASSETS (LIABILITIES) - (20.2)%		(3,224,918,153)
NET ASSETS - 100%		$ 15,963,110,927
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
290 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	$ 41,020,500	$ 276,008
534 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	61,810,500	600,107
TOTAL EQUITY INDEX CONTRACTS		$ 102,831,000	$ 876,115

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,993,793.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 70,493
Fidelity Securities Lending Cash Central Fund	16,006,080
Total	$ 16,076,573
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,574,961,574	$ 2,574,961,574	$ -	$ -
Consumer Staples	535,208,057	535,208,057	-	-
Energy	636,765,808	636,765,808	-	-
Financials	3,886,282,591	3,886,281,756	834	1
Health Care	2,187,528,047	2,187,526,611	-	1,436
Industrials	2,168,960,174	2,168,928,178	-	31,996
Information Technology	2,447,765,421	2,447,765,421	-	-
Materials	732,390,673	732,390,673	-	-
Telecommunication Services	180,762,861	180,271,693	-	491,168
Utilities	509,512,306	509,512,306	-	-
Corporate Bonds	208,573	-	208,573	-
U.S. Government and Government Agency Obligations	6,993,793	-	6,993,793	-
Money Market Funds	3,320,689,202	3,320,689,202	-	-
Total Investments in Securities:	$ 19,188,029,080	$ 19,180,301,279	$ 7,203,200	$ 524,601
Derivative Instruments:
Assets
Futures Contracts	$ 876,115	$ 876,115	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 876,115	$ -
Total Value of Derivatives	$ 876,115	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,128,726,860) - See accompanying schedule: Unaffiliated issuers (cost $12,734,740,392)	$ 15,867,339,878
Fidelity Central Funds (cost $3,320,689,202)	3,320,689,202
Total Investments (cost $16,055,429,594)		$ 19,188,029,080
Segregated cash with brokers for derivative instruments		1,821,328
Receivable for investments sold		132,264,558
Receivable for fund shares sold		123,757,911
Dividends receivable		13,171,087
Distributions receivable from Fidelity Central Funds		2,330,700
Receivable from investment adviser for expense reductions		8,926
Other receivables		43,436
Total assets		19,461,427,026

Liabilities
Payable to custodian bank	$ 1,242,714
Payable for investments purchased	2,129,040
Payable for fund shares redeemed	260,385,293
Accrued management fee	829,305
Payable for daily variation margin for derivative instruments	217,112
Other affiliated payables	179,820
Collateral on securities loaned, at value	3,233,332,815
Total liabilities		3,498,316,099

Net Assets		$ 15,963,110,927
Net Assets consist of:
Paid in capital		$ 12,243,394,207
Undistributed net investment income		115,317,463
Accumulated undistributed net realized gain (loss) on investments		470,923,656
Net unrealized appreciation (depreciation) on investments		3,133,475,601
Net Assets		$ 15,963,110,927

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class:
Net Asset Value, offering price and redemption price per share ($1,511,923,436 ÷ 28,177,662 shares)	$ 53.66

Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($13,491,898,941 ÷ 251,416,764 shares)	$ 53.66

Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($959,288,550 ÷ 17,879,828 shares)	$ 53.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 105,368,724
Interest		19,132
Income from Fidelity Central Funds (including $16,006,080 from security lending)		16,076,573
Total income		121,464,429

Expenses
Management fee	$ 5,069,289
Transfer agent fees	1,122,369
Independent trustees' compensation	35,865
Interest	229
Miscellaneous	12,453
Total expenses before reductions	6,240,205
Expense reductions	(51,579)	6,188,626
Net investment income (loss)		115,275,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	494,947,105
Futures contracts	3,859,688
Total net realized gain (loss)		498,806,793
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,514,974,639)
Futures contracts	(4,005,873)
Total change in net unrealized appreciation (depreciation)		(1,518,980,512)
Net gain (loss)		(1,020,173,719)
Net increase (decrease) in net assets resulting from operations		$ (904,897,916)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 115,275,803	$ 204,482,228
Net realized gain (loss)	498,806,793	451,817,948
Change in net unrealized appreciation (depreciation)	(1,518,980,512)	569,305,910
Net increase (decrease) in net assets resulting from operations	(904,897,916)	1,225,606,086
Distributions to shareholders from net investment income	(34,908,595)	(193,642,159)
Distributions to shareholders from net realized gain	(186,233,821)	(416,291,899)
Total distributions	(221,142,416)	(609,934,058)
Share transactions - net increase (decrease)	985,009,576	1,307,542,824
Redemption fees	327,354	947,312
Total increase (decrease) in net assets	(140,703,402)	1,924,162,164

Net Assets
Beginning of period	16,103,814,329	14,179,652,165
End of period (including undistributed net investment income of $115,317,463 and undistributed net investment income of $34,950,255, respectively)	$ 15,963,110,927	$ 16,103,814,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.40	$ 55.29	$ 43.12	$ 39.66	$ 40.35	$ 31.08
Income from Investment Operations
Net investment income (loss) D	.38	.74	.67	.73	.48	.43
Net realized and unrealized gain (loss)	(3.36)	3.62	13.09	4.61	.10	9.71
Total from investment operations	(2.98)	4.36	13.76	5.34	.58	10.14
Distributions from net investment income	(.12)	(.70)	(.54)	(.70)	(.45)	(.36)
Distributions from net realized gain	(.64)	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(.76)	(2.25)	(1.60)	(1.88) K	(1.28) J	(.87)
Redemption fees added to paid in capitalD	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 53.66	$ 57.40	$ 55.29	$ 43.12	$ 39.66	$ 40.35
Total ReturnB, C	(5.29)%	8.23%	32.38%	14.00%	1.76%	32.95%
Ratios to Average Net AssetsE, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.34%A	1.36%	1.35%	1.85%	1.26%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,511,923	$ 1,992,558	$ 1,803,152	$ 971,857	$ 2,606,631	$ 4,440,988
Portfolio turnover rateF	13%A	7%	14%	10%	11%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JTotal distributions of $1.28 per share is comprised of distributions from net investment income of $.446 and distributions from net realized gain of $.837 per share. KTotal distributions of $1.88 per share is comprised of distributions from net investment income of $.703 and distributions from net realized gain of $1.172 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.40	$ 55.30	$ 43.12	$ 39.66	$ 40.36	$ 31.08
Income from Investment Operations
Net investment income (loss) D	.39	.76	.68	.75	.48	.44
Net realized and unrealized gain (loss)	(3.37)	3.61	13.11	4.60	.10	9.72
Total from investment operations	(2.98)	4.37	13.79	5.35	.58	10.16
Distributions from net investment income	(.12)	(.72)	(.56)	(.72)	(.46)	(.37)
Distributions from net realized gain	(.64)	(1.55)	(1.06)	(1.17)	(.84)	(.51)
Total distributions	(.76)	(2.27)	(1.62)	(1.89)	(1.29) J	(.88)
Redemption fees added to paid in capitalD	- I	- I	.01	- I	.01	- I
Net asset value, end of period	$ 53.66	$ 57.40	$ 55.30	$ 43.12	$ 39.66	$ 40.36
Total ReturnB, C	(5.29)%	8.24%	32.44%	14.04%	1.76%	33.02%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	1.37%A	1.39%	1.38%	1.88%	1.29%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,491,899	$ 13,356,931	$ 12,280,754	$ 7,173,852	$ 3,910,289	$ 1,525,199
Portfolio turnover rateF	13%A	7%	14%	10%	11%	8%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JTotal distributions of $1.29 per share is comprised of distributions from net investment income of $.457 and distributions from net realized gain of $.837 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 57.39	$ 55.28	$ 43.11	$ 39.66	$ 34.67
Income from Investment Operations
Net investment income (loss) D	.39	.76	.72	.75	.25
Net realized and unrealized gain (loss)	(3.37)	3.63	13.06	4.60	5.52
Total from investment operations	(2.98)	4.39	13.78	5.35	5.77
Distributions from net investment income	(.12)	(.72)	(.56)	(.72)	(.40)
Distributions from net realized gain	(.64)	(1.55)	(1.06)	(1.17)	(.38)
Total distributions	(.76)	(2.28) L	(1.62)	(1.90) K	(.78)
Redemption fees added to paid in capitalD	- J	- J	.01	- J	- J
Net asset value, end of period	$ 53.65	$ 57.39	$ 55.28	$ 43.11	$ 39.66
Total ReturnB, C	(5.28)%	8.27%	32.44%	14.04%	16.99%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%	.06%A
Net investment income (loss)	1.38%A	1.40%	1.39%	1.89%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 959,289	$ 754,325	$ 95,747	$ 226	$ 117
Portfolio turnover rateF	13%A	7%	14%	10%	11%M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KTotal distributions of $1.90 per share is comprised of distributions from net investment income of $.723 and distributions from net realized gain of $1.172 per share. LTotal distributions of $2.28 per share is comprised of distributions from net investment income of $.722 and distributions from net realized gain of $1.553 per share. MAmount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.9	1.9
Novartis AG (Switzerland, Pharmaceuticals)	1.8	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.4
Toyota Motor Corp. (Japan, Automobiles)	1.3	1.4
HSBC Holdings PLC (United Kingdom) (United Kingdom, Banks)	1.2	1.3
Sanofi SA (France, Pharmaceuticals)	0.9	0.9
Bayer AG (Germany, Pharmaceuticals)	0.9	0.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.9	0.7
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	0.9
Total SA (France, Oil, Gas & Consumable Fuels)	0.8	0.9
	12.0
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	25.5
Consumer Discretionary	12.5	12.5
Industrials	12.5	12.1
Health Care	11.8	11.1
Consumer Staples	11.2	10.8
Materials	6.7	7.5
Telecommunication Services	5.0	4.8
Energy	5.0	5.2
Information Technology	4.6	4.5
Utilities	4.2	3.8
Geographic Diversification (% of fund's net assets)
As of August 31, 2015
Japan	22.8%
United Kingdom	18.7%
Switzerland	9.5%
France	9.4%
Germany	8.9%
Australia	6.3%
Spain	3.5%
Netherlands	3.3%
Sweden	2.9%
Other*	14.7%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2015
Japan	21.4%
United Kingdom	19.0%
Germany	9.3%
France	9.0%
Switzerland	9.0%
Australia	7.3%
Spain	3.4%
Netherlands	3.1%
Sweden	3.1%
Other*	15.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)

Semiannual Report

Spartan International Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 6.3%
AGL Energy Ltd.	806,659	$ 9,695,854
Alumina Ltd.	2,988,887	2,786,424
Amcor Ltd.	1,433,441	13,995,886
AMP Ltd.	3,512,806	14,874,336
APA Group unit	1,333,090	8,320,042
Aristocrat Leisure Ltd.	652,489	3,919,062
Asciano Ltd.	1,157,776	6,995,177
ASX Ltd.	228,119	6,402,725
Aurizon Holdings Ltd.	2,535,074	8,948,264
Australia & New Zealand Banking Group Ltd.	3,299,128	65,574,737
Bank of Queensland Ltd.	433,764	3,911,079
Bendigo & Adelaide Bank Ltd.	530,645	4,142,640
BHP Billiton Ltd.	3,835,073	70,249,694
Boral Ltd.	950,024	3,813,117
Brambles Ltd.	1,861,246	13,033,628
Caltex Australia Ltd.	320,100	7,262,237
Cimic Group Ltd.	118,925	1,981,258
Coca-Cola Amatil Ltd.	685,441	4,097,470
Cochlear Ltd.	68,582	4,169,529
Commonwealth Bank of Australia	2,019,239	107,889,317
Computershare Ltd.	565,090	3,981,248
Crown Ltd.	431,871	3,515,981
CSL Ltd.	565,880	36,996,830
DEXUS Property Group unit	1,144,829	6,004,468
Federation Centres unit	4,036,711	8,129,813
Flight Centre Travel Group Ltd. (d)	67,523	1,778,432
Fortescue Metals Group Ltd. (d)	1,866,834	2,537,497
Goodman Group unit	2,131,611	9,253,462
Harvey Norman Holdings Ltd.	659,178	2,035,911
Healthscope Ltd.	1,360,096	2,574,647
Iluka Resources Ltd.	491,294	2,597,746
Incitec Pivot Ltd.	2,019,536	5,044,582
Insurance Australia Group Ltd.	2,789,504	10,064,713
Lend Lease Group unit	653,497	6,482,952
Macquarie Group Ltd.	347,194	18,760,831
Medibank Private Ltd.	3,279,338	5,437,616
Mirvac Group unit	4,370,787	5,443,324
National Australia Bank Ltd.	3,195,260	70,877,674
Newcrest Mining Ltd. (a)	910,957	7,268,563
Orica Ltd. (d)	446,689	5,041,676
Origin Energy Ltd.	1,322,842	7,775,968
Platinum Asset Management Ltd.	268,539	1,293,786
Qantas Airways Ltd.	1,150,405	2,750,784
QBE Insurance Group Ltd.	1,630,433	15,315,929
Ramsay Health Care Ltd.	168,621	7,495,146
realestate.com.au Ltd.	60,738	1,785,592
Rio Tinto Ltd.	517,073	18,505,463
Santos Ltd.	1,171,394	4,276,484
Scentre Group unit	6,358,589	17,240,592
SEEK Ltd.	384,192	3,373,882
Sonic Healthcare Ltd.	453,226	6,682,993

	Shares	Value
South32 Ltd. (a)	6,346,331	$ 6,864,877
SP AusNet	2,200,393	2,043,512
Stockland Corp. Ltd. unit	2,909,765	8,096,571
Suncorp Group Ltd.	1,533,482	14,001,411
Sydney Airport unit	1,274,642	5,215,819
Tabcorp Holdings Ltd.	980,416	3,230,411
Tatts Group Ltd.	1,712,001	4,483,511
Telstra Corp. Ltd.	5,090,864	20,904,210
The GPT Group unit	2,102,524	6,718,213
TPG Telecom Ltd. (d)	332,585	2,222,464
Transurban Group unit	2,278,132	15,693,532
Treasury Wine Estates Ltd.	762,027	3,232,087
Wesfarmers Ltd.	1,334,222	38,606,633
Westfield Corp. unit	2,360,227	16,376,642
Westpac Banking Corp.	3,724,253	82,698,447
Woodside Petroleum Ltd.	881,485	20,236,982
Woolworths Ltd.	1,503,617	28,249,295
WorleyParsons Ltd.	250,761	1,340,190
TOTAL AUSTRALIA		942,601,868
Austria - 0.2%
Andritz AG	93,073	4,461,757
Erste Group Bank AG (a)	330,489	9,848,140
IMMOEAST AG (a)(d)	321,410	4
OMV AG	175,118	4,488,258
Raiffeisen International Bank-Holding AG (a)(d)	137,313	1,859,815
Voestalpine AG	132,442	4,845,005
TOTAL AUSTRIA		25,502,979
Bailiwick of Jersey - 1.1%
Experian PLC	1,179,353	20,069,764
Glencore Xstrata PLC	13,294,201	30,253,128
Petrofac Ltd.	308,714	4,225,597
Randgold Resources Ltd.	109,923	6,647,654
Shire PLC	705,684	54,575,836
Wolseley PLC	310,070	20,017,008
WPP PLC	1,565,328	32,222,700
TOTAL BAILIWICK OF JERSEY		168,011,687
Belgium - 1.3%
Ageas	256,372	10,500,606
Anheuser-Busch InBev SA NV	960,939	104,808,367
Belgacom SA	180,785	6,511,045
Colruyt NV (d)	80,729	3,941,120
Delhaize Group SA	122,594	10,969,290
Groupe Bruxelles Lambert SA	95,238	7,400,839
KBC Groep NV	297,574	19,758,204
Solvay SA Class A	70,749	8,328,115
Telenet Group Holding NV (a)	60,972	3,437,407
UCB SA	150,603	11,414,203
Umicore SA	121,570	4,864,047
TOTAL BELGIUM		191,933,243
Common Stocks - continued
	Shares	Value
Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	736,450	$ 6,072,110
First Pacific Co. Ltd.	2,724,665	1,775,415
Kerry Properties Ltd.	764,681	2,289,095
Li & Fung Ltd.	6,985,246	4,605,726
Noble Group Ltd.	5,713,835	2,206,896
NWS Holdings Ltd.	1,758,209	2,216,463
Seadrill Ltd. (d)	459,482	3,443,768
Shangri-La Asia Ltd.	1,565,380	1,537,092
Yue Yuen Industrial (Holdings) Ltd.	883,000	3,161,689
TOTAL BERMUDA		27,308,254
Cayman Islands - 0.4%
ASM Pacific Technology Ltd.	281,829	2,183,706
CK Hutchison Holdings Ltd.	3,283,425	43,764,595
MGM China Holdings Ltd.	1,140,800	1,887,092
Sands China Ltd.	2,876,800	9,985,216
WH Group Ltd. (a)	6,818,500	3,580,789
Wynn Macau Ltd. (d)	1,826,000	2,817,912
TOTAL CAYMAN ISLANDS		64,219,310
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	4,694	7,840,565
Series B	8,424	14,349,556
Carlsberg A/S Series B	128,639	9,708,823
Coloplast A/S Series B	133,332	9,082,777
Danske Bank A/S	841,487	26,061,825
DSV de Sammensluttede Vognmaend A/S	210,843	7,531,749
ISS Holdings A/S	176,371	6,149,193
Novo Nordisk A/S Series B	2,333,409	128,828,372
Novozymes A/S Series B	285,368	12,433,513
Pandora A/S	137,992	15,943,658
TDC A/S	975,549	6,173,312
Tryg A/S	145,532	2,859,725
Vestas Wind Systems A/S	266,861	14,263,132
William Demant Holding A/S (a)	30,649	2,490,590
TOTAL DENMARK		263,716,790
Finland - 0.8%
Elisa Corp. (A Shares)	171,164	5,704,529
Fortum Corp.	528,218	8,600,655
Kone Oyj (B Shares) (d)	403,039	15,956,093
Metso Corp.	134,437	3,318,887
Neste Oyj	153,328	3,936,665
Nokia Corp.	4,393,756	27,566,293
Nokian Tyres PLC	138,265	3,737,662
Orion Oyj (B Shares)	121,520	4,824,547
Sampo Oyj (A Shares)	533,663	25,768,513
Stora Enso Oyj (R Shares)	656,471	5,845,389

	Shares	Value
UPM-Kymmene Corp.	633,159	$ 10,565,126
Wartsila Corp.	177,979	7,373,630
TOTAL FINLAND		123,197,989
France - 9.2%
Accor SA	248,023	11,767,328
Aeroports de Paris	34,612	3,975,259
Air Liquide SA (a)	11,330	1,358,487
Air Liquide SA	120,798	14,483,889
Alcatel-Lucent SA (a)	3,346,959	11,215,556
Alstom SA (a)(d)	254,229	7,893,783
Arkema SA	79,084	5,582,892
Atos Origin SA	102,966	7,825,748
AXA SA	2,330,565	58,777,598
BIC SA	33,892	5,379,613
BNP Paribas SA	1,263,798	79,800,478
Bollore Group	1,035,491	5,598,401
Bouygues SA	238,174	9,071,040
Bureau Veritas SA	315,068	7,196,583
Capgemini SA	185,052	16,637,407
Carrefour SA	735,085	23,904,896
Casino Guichard Perrachon SA	66,469	4,206,774
Christian Dior SA	64,400	11,952,872
CNP Assurances	201,034	3,101,867
Compagnie de St. Gobain	574,381	26,403,648
Credit Agricole SA	1,254,261	17,009,263
Danone SA	698,040	43,246,019
Dassault Systemes SA	151,545	10,524,780
Edenred SA	245,477	5,207,609
EDF SA (a)	14,600	316,036
EDF SA (a)	186,140	4,029,237
EDF SA	85,625	1,853,462
Essilor International SA	243,642	29,090,065
Eurazeo SA	46,769	3,038,698
Eutelsat Communications	199,433	6,014,457
Fonciere des Regions	34,751	2,900,120
GDF Suez	1,740,011	31,211,565
Gecina SA	40,473	5,104,846
Groupe Eurotunnel SA	550,736	7,456,271
Hermes International SCA	31,404	11,158,746
ICADE	42,579	3,050,755
Iliad SA	31,028	7,008,878
Imerys SA	39,794	2,744,933
Ingenico SA	63,000	7,804,778
JCDecaux SA (d)	91,507	3,288,987
Kering SA	90,392	15,493,949
Klepierre SA	225,731	9,934,585
L'Oreal SA (a)	196,844	33,729,673
L'Oreal SA (a)	5,100	873,897
L'Oreal SA	99,400	17,032,419
Lagardere S.C.A. (Reg.)	139,548	3,797,399
Legrand SA	314,664	18,159,944
LVMH Moet Hennessy - Louis Vuitton SA	333,285	55,594,470
Michelin CGDE Series B	221,340	21,432,424
Common Stocks - continued
	Shares	Value
France - continued
Natixis SA	1,093,364	$ 6,944,358
Numericable Group SA (a)	115,642	5,949,199
Orange SA	2,367,780	37,447,044
Pernod Ricard SA	253,538	26,607,157
Peugeot Citroen SA (a)	512,177	8,850,987
Publicis Groupe SA	223,080	15,900,912
Remy Cointreau SA	28,163	1,670,540
Renault SA	229,412	19,073,335
Rexel SA	360,930	5,538,616
Safran SA	346,888	27,100,307
Sanofi SA	1,418,275	139,503,941
Schneider Electric SA	661,858	41,836,514
SCOR SE	179,083	6,318,119
Societe Generale Series A	863,001	42,082,542
Sodexo SA	25,422	2,237,396
Sodexo SA (a)	77,845	6,851,156
Sodexo SA (a)	6,851	602,958
Suez Environnement SA	350,922	6,334,066
Technip SA	124,816	6,801,424
Thales SA	122,935	8,471,602
Total SA	2,582,710	119,079,410
Unibail-Rodamco	116,823	30,315,240
Valeo SA	94,245	11,844,787
Veolia Environnement SA	534,409	11,671,484
VINCI SA	561,677	36,184,710
Vivendi SA	1,416,482	35,040,644
Wendel SA	36,204	4,645,620
Zodiac Aerospace	238,601	7,257,258
TOTAL FRANCE		1,366,403,710
Germany - 8.3%
adidas AG	249,895	18,709,601
Allianz SE	546,021	86,999,114
Axel Springer Verlag AG	52,807	3,198,121
BASF AG	1,097,437	88,445,535
Bayer AG	988,631	134,180,996
Bayerische Motoren Werke AG (BMW)	395,376	36,478,644
Beiersdorf AG	121,164	10,031,437
Brenntag AG	184,466	10,262,987
Commerzbank AG (a)	1,271,219	14,253,572
Continental AG	131,732	28,005,079
Daimler AG (Germany)	1,151,000	92,555,673
Deutsche Annington Immobilien SE	534,844	17,516,113
Deutsche Bank AG	1,647,387	48,402,656
Deutsche Boerse AG	229,875	20,582,168
Deutsche Lufthansa AG (a)	259,781	3,164,376
Deutsche Post AG	1,154,737	31,818,077
Deutsche Telekom AG	3,797,030	64,771,766
Deutsche Wohnen AG (Bearer)	401,091	10,549,975
E.ON AG	2,392,879	27,133,634
Evonik Industries AG	166,795	6,214,947

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	49,865	$ 3,014,910
Fresenius Medical Care AG & Co. KGaA	259,557	19,769,421
Fresenius SE & Co. KGaA	453,444	32,081,869
GEA Group AG	217,694	8,501,129
Hannover Reuck SE	72,089	7,330,675
HeidelbergCement Finance AG	168,128	12,708,463
Henkel AG & Co. KGaA	136,488	12,531,552
Hugo Boss AG	80,383	9,191,562
Infineon Technologies AG	1,340,583	14,673,286
K&S AG	228,299	8,539,951
Kabel Deutschland Holding AG (a)	22,919	3,108,087
Lanxess AG	109,627	5,572,713
Linde AG	221,518	38,504,488
MAN SE	42,122	4,419,483
Merck KGaA	154,479	14,781,436
Metro AG	190,368	5,535,018
Muenchener Rueckversicherungs AG	206,555	37,966,497
OSRAM Licht AG	106,812	5,652,554
ProSiebenSat.1 Media AG	258,664	12,598,727
RWE AG	585,831	8,805,742
SAP AG	1,173,877	78,731,838
Siemens AG	946,675	93,837,231
Symrise AG	147,581	8,908,055
Telefonica Deutschland Holding AG	716,790	4,361,968
Thyssenkrupp AG	469,506	10,181,495
TUI AG	277,478	4,981,951
TUI AG	312,522	5,543,772
United Internet AG	147,069	7,153,376
Volkswagen AG	42,353	7,922,654
TOTAL GERMANY		1,240,184,374
Hong Kong - 2.3%
AIA Group Ltd.	14,388,000	79,551,203
Bank of East Asia Ltd.	1,527,711	5,253,321
BOC Hong Kong (Holdings) Ltd.	4,388,566	14,836,089
Cathay Pacific Airways Ltd.	1,284,327	2,320,060
Cheung Kong Property Holdings Ltd.	3,343,425	23,425,394
CLP Holdings Ltd.	2,255,657	18,670,898
Galaxy Entertainment Group Ltd.	2,791,000	8,949,149
Hang Lung Properties Ltd.	2,637,423	5,955,433
Hang Seng Bank Ltd.	906,201	16,124,427
Henderson Land Development Co. Ltd.	1,355,048	8,348,790
HKT Trust/HKT Ltd. unit	3,139,760	3,633,996
Hong Kong & China Gas Co. Ltd.	8,219,095	15,504,825
Hong Kong Exchanges and Clearing Ltd.	1,325,959	31,172,667
Hysan Development Co. Ltd.	752,677	3,030,112
Link (REIT)	2,726,308	14,458,134
MTR Corp. Ltd.	1,724,239	7,686,719
New World Development Co. Ltd.	6,133,388	6,236,230
PCCW Ltd.	4,878,452	2,574,547
Power Assets Holdings Ltd.	1,643,176	14,141,824
Sino Land Ltd.	3,523,312	5,237,199
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	2,333,000	$ 2,110,223
Sun Hung Kai Properties Ltd.	2,016,676	25,553,072
Swire Pacific Ltd. (A Shares)	741,384	8,136,039
Swire Properties Ltd.	1,357,000	4,149,767
Techtronic Industries Co. Ltd.	1,611,500	5,832,553
Wharf Holdings Ltd.	1,761,585	9,944,367
Wheelock and Co. Ltd.	1,068,000	4,843,866
TOTAL HONG KONG		347,680,904
Ireland - 0.4%
Bank of Ireland (a)	32,626,202	12,945,220
CRH PLC	968,708	28,954,083
CRH PLC sponsored ADR	2,500	74,425
James Hardie Industries PLC CDI	537,183	6,716,770
Kerry Group PLC Class A	187,016	13,924,211
Ryanair Holdings PLC	261,736	3,597,844
Ryanair Holdings PLC sponsored ADR	466	33,995
TOTAL IRELAND		66,246,548
Isle of Man - 0.0%
Genting Singapore PLC	7,431,059	4,055,076
Israel - 0.7%
Azrieli Group	42,419	1,673,261
Bank Hapoalim BM (Reg.)	1,264,963	6,417,729
Bank Leumi le-Israel BM (a)	1,676,966	6,114,996
Bezeq The Israel Telecommunication Corp. Ltd.	2,282,863	4,101,690
Delek Group Ltd.	5,698	1,343,063
Israel Chemicals Ltd.	6,430	36,394
Israel Chemicals Ltd.	603,787	3,400,230
Israel Corp. Ltd. (Class A)	3,583	1,085,578
Mizrahi Tefahot Bank Ltd.	163,666	1,906,347
NICE Systems Ltd.	60,460	3,731,990
NICE Systems Ltd. sponsored ADR (d)	8,696	535,326
Teva Pharmaceutical Industries Ltd.	921,727	60,076,563
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,482	6,922,916
TOTAL ISRAEL		97,346,083
Italy - 2.2%
Assicurazioni Generali SpA	1,394,323	25,550,564
Atlantia SpA	492,141	13,176,829
Banca Monte dei Paschi di Siena SpA (a)	3,005,975	6,317,919
Banco Popolare Societa Cooperativa (a)	428,995	7,374,998
Enel Green Power SpA	2,069,738	3,948,346
Enel SpA	8,421,279	37,950,952
Eni SpA	3,031,949	50,045,152
EXOR SpA	115,941	5,330,328
Finmeccanica SpA (a)	481,972	6,527,998
Intesa Sanpaolo SpA	15,075,551	54,850,271
Intesa Sanpaolo SpA (Risparmio Shares)	1,190,154	3,931,804
Luxottica Group SpA	201,665	13,656,978
Mediobanca SpA	703,918	7,069,619

	Shares	Value
Pirelli & C. SpA	314,778	$ 5,277,228
Prysmian SpA	241,431	5,166,479
Saipem SpA (d)	310,919	2,995,287
Snam Rete Gas SpA	2,508,436	12,278,338
Telecom Italia SpA (a)	12,046,210	14,619,766
Terna SpA	1,796,479	8,378,159
UniCredit SpA	5,709,315	37,351,107
Unione di Banche Italiane ScpA	1,076,406	8,406,907
Unipolsai SpA	1,047,017	2,399,166
TOTAL ITALY		332,604,195
Japan - 22.7%
ABC-MART, Inc.	31,000	1,877,060
ACOM Co. Ltd. (a)(d)	484,800	2,184,194
AEON Co. Ltd.	780,800	11,710,425
AEON Financial Service Co. Ltd.	134,600	3,047,928
AEON MALL Co. Ltd.	134,040	2,255,091
Air Water, Inc.	190,000	3,025,441
Aisin Seiki Co. Ltd.	228,500	8,216,306
Ajinomoto Co., Inc.	673,866	14,802,703
Alfresa Holdings Corp.	212,000	3,870,254
All Nippon Airways Ltd.	1,271,000	3,722,266
Alps Electric Co. Ltd.	200,000	6,249,924
Amada Holdings Co. Ltd.	410,900	3,591,117
Aozora Bank Ltd.	1,361,000	4,968,684
Asahi Glass Co. Ltd.	1,178,677	6,982,613
Asahi Group Holdings	462,303	15,223,837
Asahi Kasei Corp.	1,505,727	11,976,714
Asics Corp.	190,600	5,563,836
Astellas Pharma, Inc.	2,567,700	37,977,500
Bandai Namco Holdings, Inc.	211,750	4,891,734
Bank of Kyoto Ltd.	405,000	4,390,985
Bank of Yokohama Ltd.	1,354,084	8,268,406
Benesse Holdings, Inc.	80,000	2,120,340
Bridgestone Corp.	777,579	26,000,384
Brother Industries Ltd.	278,900	3,793,474
Calbee, Inc.	88,200	3,369,443
Canon, Inc.	1,324,644	40,358,037
Casio Computer Co. Ltd. (d)	242,200	4,645,365
Central Japan Railway Co.	172,300	28,209,926
Chiba Bank Ltd.	866,674	6,309,911
Chubu Electric Power Co., Inc.	769,964	11,918,663
Chugai Pharmaceutical Co. Ltd.	268,025	9,993,378
Chugoku Electric Power Co., Inc.	356,800	5,214,235
Citizen Holdings Co. Ltd.	308,566	2,326,522
COLOPL, Inc. (d)	59,000	1,062,381
Credit Saison Co. Ltd.	176,452	3,525,809
Dai Nippon Printing Co. Ltd.	657,242	6,749,317
Dai-ichi Mutual Life Insurance Co.	1,290,300	23,443,731
Daicel Chemical Industries Ltd.	347,400	4,570,918
Daihatsu Motor Co. Ltd.	227,600	2,776,673
Daiichi Sankyo Kabushiki Kaisha	762,070	14,666,720
Daikin Industries Ltd.	279,994	16,635,276
Dainippon Sumitomo Pharma Co. Ltd.	188,100	2,008,758
Common Stocks - continued
	Shares	Value
Japan - continued
Daito Trust Construction Co. Ltd.	86,463	$ 9,444,825
Daiwa House Industry Co. Ltd.	715,784	17,548,429
Daiwa Securities Group, Inc.	1,979,985	13,686,031
DENSO Corp.	581,338	25,937,911
Dentsu, Inc.	258,700	13,243,699
Don Quijote Holdings Co. Ltd.	141,000	5,462,507
East Japan Railway Co.	399,500	36,909,375
Eisai Co. Ltd.	300,878	20,496,896
Electric Power Development Co. Ltd.	170,680	5,343,094
FamilyMart Co. Ltd.	69,000	3,195,078
Fanuc Corp.	243,372	39,414,203
Fast Retailing Co. Ltd.	63,300	25,658,461
Fuji Electric Co. Ltd.	673,153	2,668,757
Fuji Heavy Industries Ltd.	700,800	24,499,156
Fujifilm Holdings Corp.	549,305	22,517,303
Fujitsu Ltd.	2,232,075	11,049,244
Fukuoka Financial Group, Inc.	928,300	4,598,982
GungHo Online Entertainment, Inc.	507,600	1,524,462
Gunma Bank Ltd.	450,663	3,003,680
Hakuhodo DY Holdings, Inc.	272,800	2,722,635
Hamamatsu Photonics K.K.	167,800	4,148,089
Hankyu Hanshin Holdings, Inc.	1,356,000	8,132,264
Hikari Tsushin, Inc.	23,100	1,535,565
Hino Motors Ltd.	311,900	3,420,641
Hirose Electric Co. Ltd.	36,012	4,105,754
Hiroshima Bank Ltd.	587,000	3,307,738
Hisamitsu Pharmaceutical Co., Inc.	68,400	2,376,229
Hitachi Chemical Co. Ltd.	126,800	1,940,966
Hitachi Construction Machinery Co. Ltd.	127,600	1,846,677
Hitachi High-Technologies Corp.	82,800	1,855,361
Hitachi Ltd.	5,776,271	32,387,498
Hitachi Metals Ltd.	258,100	3,263,897
Hokuhoku Financial Group, Inc.	1,436,000	3,237,989
Hokuriku Electric Power Co., Inc.	201,200	2,902,098
Honda Motor Co. Ltd.	1,947,260	61,249,294
Honda Motor Co. Ltd. sponsored ADR	2,457	77,346
Hoya Corp.	508,416	19,836,033
Hulic Co. Ltd.	347,900	3,193,652
Ibiden Co. Ltd.	144,400	2,037,552
Idemitsu Kosan Co. Ltd.	105,000	1,806,766
Iida Group Holdings Co. Ltd.	191,700	3,378,095
INPEX Corp.	1,132,500	11,479,231
Isetan Mitsukoshi Holdings Ltd.	424,587	6,785,934
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,662,185	5,135,256
Isuzu Motors Ltd.	709,100	8,032,794
Itochu Corp.	1,889,886	22,665,887
ITOCHU Techno-Solutions Corp.	57,600	1,267,455
Iyo Bank Ltd.	289,000	3,230,635
J. Front Retailing Co. Ltd.	284,200	4,607,975
Japan Airlines Co. Ltd.	137,300	4,872,740
Japan Airport Terminal Co. Ltd. (d)	51,100	2,277,212

	Shares	Value
Japan Exchange Group, Inc.	327,600	$ 10,165,519
Japan Prime Realty Investment Corp.	994	3,213,124
Japan Real Estate Investment Corp.	1,498	6,279,404
Japan Retail Fund Investment Corp.	2,897	5,325,479
Japan Tobacco, Inc.	1,315,500	46,752,077
JFE Holdings, Inc.	584,275	9,048,082
JGC Corp.	248,117	3,619,151
Joyo Bank Ltd.	757,941	4,048,361
JSR Corp.	226,516	3,551,072
JTEKT Corp.	243,400	3,417,100
JX Holdings, Inc.	2,680,968	10,373,840
Kajima Corp.	1,006,317	5,639,606
Kakaku.com, Inc.	169,100	2,682,830
Kamigumi Co. Ltd.	275,663	2,303,154
Kaneka Corp.	340,559	2,754,959
Kansai Electric Power Co., Inc. (a)	837,236	10,432,059
Kansai Paint Co. Ltd.	275,000	4,281,204
Kao Corp.	602,850	27,534,015
Kawasaki Heavy Industries Ltd.	1,687,945	6,370,478
KDDI Corp.	2,090,000	51,861,003
Keihan Electric Railway Co., Ltd.	606,000	3,909,715
Keihin Electric Express Railway Co. Ltd.	562,061	4,512,718
Keio Corp.	695,410	5,215,087
Keisei Electric Railway Co.	332,000	3,541,428
Keyence Corp.	54,462	25,211,479
Kikkoman Corp.	175,849	5,647,503
Kintetsu Group Holdings Co. Ltd.	2,158,100	7,698,790
Kirin Holdings Co. Ltd.	983,756	14,436,170
Kobe Steel Ltd.	3,719,000	4,979,144
Koito Manufacturing Co. Ltd.	125,000	4,271,493
Komatsu Ltd.	1,113,745	18,443,687
Konami Corp.	117,900	2,587,450
Konica Minolta, Inc.	547,100	5,990,426
Kose Corp.	32,000	3,160,944
Kubota Corp.	1,341,864	20,885,639
Kuraray Co. Ltd.	414,086	4,881,993
Kurita Water Industries Ltd.	127,600	2,644,924
Kyocera Corp.	382,704	18,748,299
Kyowa Hakko Kirin Co., Ltd.	272,689	4,573,303
Kyushu Electric Power Co., Inc. (a)	513,970	6,122,940
Lawson, Inc.	76,616	5,467,020
LIXIL Group Corp.	316,459	6,519,246
M3, Inc.	229,500	5,310,099
Mabuchi Motor Co. Ltd.	59,442	2,770,125
Makita Corp.	142,800	8,061,548
Marubeni Corp.	1,955,244	10,712,723
Marui Group Co. Ltd.	285,049	3,445,611
Maruichi Steel Tube Ltd. (d)	54,900	1,395,095
Mazda Motor Corp.	647,900	11,103,341
McDonald's Holdings Co. (Japan) Ltd. (d)	81,800	1,800,914
Medipal Holdings Corp.	160,500	2,768,613
Meiji Holdings Co. Ltd.	73,029	11,874,606
Minebea Ltd.	381,000	4,547,209
Miraca Holdings, Inc.	67,300	2,878,795
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Chemical Holdings Corp.	1,622,575	$ 9,201,125
Mitsubishi Corp.	1,647,902	30,614,979
Mitsubishi Electric Corp.	2,312,106	23,007,268
Mitsubishi Estate Co. Ltd.	1,494,723	32,152,744
Mitsubishi Gas Chemical Co., Inc.	464,867	2,258,297
Mitsubishi Heavy Industries Ltd.	3,630,256	17,253,549
Mitsubishi Logistics Corp.	147,000	1,770,839
Mitsubishi Materials Corp.	1,320,937	4,235,765
Mitsubishi Motors Corp. of Japan	767,300	5,867,603
Mitsubishi Tanabe Pharma Corp.	270,300	4,830,645
Mitsubishi UFJ Financial Group, Inc.	15,240,630	100,529,947
Mitsubishi UFJ Lease & Finance Co. Ltd.	584,700	2,815,557
Mitsui & Co. Ltd.	2,036,923	26,487,630
Mitsui Chemicals, Inc.	978,683	3,300,800
Mitsui Fudosan Co. Ltd.	1,125,677	31,190,874
Mitsui OSK Lines Ltd.	1,332,285	3,747,660
mixi, Inc. (d)	50,300	1,725,677
Mizuho Financial Group, Inc.	27,776,900	56,886,235
MS&AD Insurance Group Holdings, Inc.	604,684	19,010,788
Murata Manufacturing Co. Ltd.	242,354	34,909,500
Nabtesco Corp.	146,200	2,910,027
Nagoya Railroad Co. Ltd.	1,042,000	4,147,655
NEC Corp.	3,096,951	9,738,734
New Hampshire Foods Ltd.	206,740	4,764,120
Nexon Co. Ltd.	154,200	2,142,370
NGK Insulators Ltd.	313,309	7,040,793
NGK Spark Plug Co. Ltd.	212,300	5,200,089
NHK Spring Co. Ltd.	193,800	1,868,807
Nidec Corp.	259,484	20,316,815
Nikon Corp. (d)	406,338	5,193,994
Nintendo Co. Ltd.	127,296	26,190,669
Nippon Building Fund, Inc.	1,682	7,066,674
Nippon Electric Glass Co. Ltd.	482,000	2,122,936
Nippon Express Co. Ltd.	1,011,546	4,892,443
Nippon Paint Holdings Co. Ltd.	189,100	3,858,736
Nippon Prologis REIT, Inc.	1,743	3,155,019
Nippon Steel & Sumitomo Metal Corp.	9,095,636	18,651,734
Nippon Telegraph & Telephone Corp.	897,700	34,240,215
Nippon Yusen KK	1,908,578	5,004,489
Nissan Motor Co. Ltd.	2,976,148	26,765,747
Nisshin Seifun Group, Inc.	253,023	3,449,287
Nissin Food Holdings Co. Ltd.	77,823	3,689,820
Nitori Holdings Co. Ltd.	88,200	7,000,537
Nitto Denko Corp.	197,394	13,228,619
NKSJ Holdings, Inc.	396,703	13,102,182
NOK Corp.	112,300	2,760,519
Nomura Holdings, Inc.	4,333,147	27,182,771
Nomura Real Estate Holdings, Inc.	147,300	2,763,173
Nomura Research Institute Ltd.	134,000	5,427,228
NSK Ltd.	562,476	6,902,911
NTT Data Corp.	151,700	7,293,549
NTT DOCOMO, Inc.	1,824,700	38,270,819

	Shares	Value
NTT Urban Development Co.	132,100	$ 1,229,933
Obayashi Corp.	777,704	6,714,861
Odakyu Electric Railway Co. Ltd.	747,000	6,812,546
Oji Holdings Corp.	946,352	4,368,402
Olympus Corp.	306,829	11,147,552
OMRON Corp.	238,160	8,923,951
Ono Pharmaceutical Co. Ltd.	99,000	12,588,894
Oracle Corp. Japan	45,700	1,909,417
Oriental Land Co. Ltd.	240,324	13,235,566
ORIX Corp.	1,584,580	21,238,811
Osaka Gas Co. Ltd.	2,244,525	9,107,593
Otsuka Corp.	62,700	3,294,529
Otsuka Holdings Co. Ltd.	465,800	15,894,595
Panasonic Corp.	2,638,773	28,898,904
Park24 Co. Ltd.	110,100	2,156,668
Rakuten, Inc.	1,107,400	15,789,705
Recruit Holdings Co. Ltd.	170,100	5,223,097
Resona Holdings, Inc.	2,631,100	13,261,541
Ricoh Co. Ltd.	834,270	8,133,423
Rinnai Corp.	43,000	3,217,050
ROHM Co. Ltd.	114,044	6,172,309
Ryohin Keikaku Co. Ltd.	27,000	5,992,387
Sankyo Co. Ltd. (Gunma)	59,100	2,274,397
Sanrio Co. Ltd. (d)	59,600	1,965,210
Santen Pharmaceutical Co. Ltd.	445,900	6,976,568
SBI Holdings, Inc. Japan	251,260	3,042,660
Secom Co. Ltd.	250,367	16,013,066
Sega Sammy Holdings, Inc.	226,400	2,385,351
Seibu Holdings, Inc.	143,800	3,153,588
Seiko Epson Corp.	331,200	5,355,791
Sekisui Chemical Co. Ltd.	495,293	5,454,597
Sekisui House Ltd.	707,167	10,540,846
Seven & i Holdings Co. Ltd.	898,200	39,057,984
Seven Bank Ltd.	712,700	3,028,197
Sharp Corp. (a)(d)	1,801,675	2,622,597
Shikoku Electric Power Co., Inc.	212,700	3,321,048
Shimadzu Corp.	300,000	4,396,948
Shimamura Co. Ltd.	25,900	2,388,855
SHIMANO, Inc.	94,100	12,642,388
SHIMIZU Corp.	708,416	6,910,221
Shin-Etsu Chemical Co. Ltd.	490,962	26,935,252
Shinsei Bank Ltd.	2,114,000	4,556,778
Shionogi & Co. Ltd.	356,091	13,951,132
Shiseido Co. Ltd.	430,150	8,997,292
Shizuoka Bank Ltd.	632,274	6,653,511
Showa Shell Sekiyu K.K.	225,600	1,932,006
SMC Corp.	64,471	15,603,965
SoftBank Corp.	1,147,930	66,790,426
Sony Corp. (a)	1,510,385	38,946,776
Sony Financial Holdings, Inc.	206,800	3,867,868
Stanley Electric Co. Ltd.	170,325	3,305,721
Sumitomo Chemical Co. Ltd.	1,783,334	8,852,843
Sumitomo Corp.	1,341,042	14,223,564
Sumitomo Electric Industries Ltd.	901,406	12,334,893
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Heavy Industries Ltd.	660,822	$ 2,855,812
Sumitomo Metal Mining Co. Ltd.	610,065	7,744,225
Sumitomo Mitsui Financial Group, Inc.	1,520,400	62,057,355
Sumitomo Mitsui Trust Holdings, Inc.	3,961,722	16,353,559
Sumitomo Realty & Development Co. Ltd.	427,000	14,418,257
Sumitomo Rubber Industries Ltd.	202,900	2,866,869
Suntory Beverage & Food Ltd.	167,000	7,050,714
Suzuken Co. Ltd.	92,916	3,184,039
Suzuki Motor Corp.	435,900	14,801,595
Sysmex Corp.	174,000	10,503,572
T&D Holdings, Inc.	694,400	9,322,009
Taiheiyo Cement Corp.	1,409,000	4,760,457
Taisei Corp.	1,226,594	8,277,488
Taisho Pharmaceutical Holdings Co. Ltd.	37,757	2,442,667
Taiyo Nippon Sanso Corp. (d)	179,300	2,191,969
Takashimaya Co. Ltd.	334,000	2,886,528
Takeda Pharmaceutical Co. Ltd.	944,642	46,339,072
TDK Corp.	146,725	9,103,328
Teijin Ltd.	1,103,341	3,505,647
Terumo Corp.	362,724	9,893,378
The Chugoku Bank Ltd.	193,400	2,860,668
The Hachijuni Bank Ltd.	483,000	3,328,209
The Suruga Bank Ltd.	213,600	4,079,994
THK Co. Ltd.	144,300	2,499,845
Tobu Railway Co. Ltd.	1,209,297	5,397,028
Toho Co. Ltd.	134,754	3,035,781
Toho Gas Co. Ltd.	484,000	2,912,519
Tohoku Electric Power Co., Inc.	540,690	7,411,518
Tokio Marine Holdings, Inc.	827,900	33,141,646
Tokyo Electric Power Co., Inc. (a)	1,729,118	11,840,464
Tokyo Electron Ltd.	205,318	10,802,708
Tokyo Gas Co. Ltd.	2,790,395	15,245,216
Tokyo Tatemono Co. Ltd.	248,400	3,120,307
Tokyu Corp.	1,343,954	9,527,378
Tokyu Fudosan Holdings Corp.	612,000	4,205,021
TonenGeneral Sekiyu K.K.	336,856	3,371,321
Toppan Printing Co. Ltd.	651,013	5,399,452
Toray Industries, Inc.	1,750,883	15,416,314
Toshiba Corp.	4,804,880	15,220,751
Toto Ltd.	337,185	4,953,239
Toyo Seikan Group Holdings Ltd.	193,700	3,174,285
Toyo Suisan Kaisha Ltd.	105,100	3,934,856
Toyoda Gosei Co. Ltd.	75,500	1,474,817
Toyota Industries Corp.	194,286	9,610,507
Toyota Motor Corp.	3,267,651	193,138,580
Toyota Motor Corp. sponsored ADR	830	98,255
Toyota Tsusho Corp.	251,200	5,779,691
Trend Micro, Inc.	124,400	4,419,094
Unicharm Corp.	443,740	8,952,419
United Urban Investment Corp.	3,157	4,145,557
USS Co. Ltd.	258,400	4,576,169
West Japan Railway Co.	197,100	13,302,683

	Shares	Value
Yahoo! Japan Corp.	1,705,800	$ 6,904,086
Yakult Honsha Co. Ltd.	105,766	5,891,016
Yamada Denki Co. Ltd. (d)	1,004,650	3,865,335
Yamaguchi Financial Group, Inc.	243,000	2,992,662
Yamaha Corp.	198,343	4,532,224
Yamaha Motor Co. Ltd.	311,900	6,004,364
Yamato Holdings Co. Ltd.	413,132	8,043,213
Yamazaki Baking Co. Ltd.	133,000	2,234,049
Yaskawa Electric Corp.	266,000	3,027,955
Yokogawa Electric Corp.	272,200	3,191,054
Yokohama Rubber Co. Ltd.	124,500	2,439,691
TOTAL JAPAN		3,383,581,741
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	1,182,194	9,232,096
Millicom International Cellular SA (depository receipt)	78,972	5,270,397
RTL Group SA	46,959	4,090,716
SES SA (France) (depositary receipt)	381,465	11,332,914
Subsea 7 SA (a)	328,710	2,797,430
Tenaris SA	558,763	7,350,399
TOTAL LUXEMBOURG		40,073,952
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	65
Mauritius - 0.0%
Golden Agri-Resources Ltd.	8,303,880	1,853,742
Netherlands - 3.3%
AEGON NV	2,177,147	13,409,541
Airbus Group NV	702,965	45,773,236
Akzo Nobel NV	292,452	19,802,080
Altice NV:
Class A (a)	311,607	8,890,355
Class B (a)	103,869	3,261,254
ASML Holding NV (Netherlands)	418,583	38,177,750
CNH Industrial NV	1,132,463	8,946,385
Delta Lloyd NV	267,708	2,843,968
Fiat Chrysler Automobiles NV (a)	1,075,395	15,132,701
Gemalto NV (d)	94,535	6,810,493
Heineken Holding NV	119,021	8,307,396
Heineken NV (Bearer)	272,496	21,557,588
ING Groep NV (Certificaten Van Aandelen)	4,603,754	70,540,715
Koninklijke Ahold NV	1,062,427	21,000,646
Koninklijke Boskalis Westminster NV	103,788	5,407,503
Koninklijke KPN NV	3,833,549	14,891,909
Koninklijke Philips Electronics NV	1,141,393	29,332,083
NN Group NV	230,576	7,044,220
OCI NV (a)	98,833	2,914,595
QIAGEN NV (a)	270,473	7,152,243
Randstad Holding NV	150,987	9,547,384
RELX NV	1,262,096	19,452,345
Royal DSM NV	215,117	11,323,771
Common Stocks - continued
	Shares	Value
Netherlands - continued
STMicroelectronics NV	756,177	$ 5,483,786
TNT Express NV	586,353	4,958,507
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,945,314	77,957,584
Vopak NV	83,417	3,437,227
Wolters Kluwer NV	356,362	11,296,938
TOTAL NETHERLANDS		494,654,203
New Zealand - 0.1%
Auckland International Airport Ltd.	1,141,838	3,582,300
Contact Energy Ltd.	873,585	2,873,590
Fletcher Building Ltd.	819,028	3,737,520
Meridian Energy Ltd.	1,532,057	2,145,949
Mighty River Power Ltd. (d)	825,004	1,448,398
Ryman Healthcare Group Ltd.	447,092	2,167,757
Spark New Zealand Ltd.	2,181,440	4,673,177
TOTAL NEW ZEALAND		20,628,691
Norway - 0.5%
DNB ASA	1,164,448	16,666,543
Gjensidige Forsikring ASA	236,936	3,520,113
Norsk Hydro ASA	1,590,469	5,510,298
Orkla ASA	965,115	7,116,765
Statoil ASA	1,330,850	20,283,441
Telenor ASA	896,590	17,894,299
Yara International ASA	214,861	9,592,032
TOTAL NORWAY		80,583,491
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.) (a)(d)	44,656,310	3,156,998
Banco Espirito Santo SA (Reg.) (a)	2,598,658	29
Energias de Portugal SA	2,756,584	9,669,658
Galp Energia SGPS SA Class B	455,693	4,805,211
Jeronimo Martins SGPS SA	301,022	4,171,729
TOTAL PORTUGAL		21,803,625
Singapore - 1.2%
Ascendas Real Estate Investment Trust	2,448,183	3,869,068
CapitaCommercial Trust (REIT)	2,529,700	2,384,395
CapitaLand Ltd.	3,036,637	6,068,755
CapitaMall Trust	2,879,900	3,918,648
City Developments Ltd.	484,400	3,017,523
ComfortDelgro Corp. Ltd.	2,544,584	5,067,348
DBS Group Holdings Ltd.	2,068,045	26,029,183
Global Logistic Properties Ltd.	3,763,700	5,921,416
Hutchison Port Holdings Trust	6,685,000	3,509,625
Jardine Cycle & Carriage Ltd.	156,930	3,180,751
Keppel Corp. Ltd.	1,732,400	8,397,729
Oversea-Chinese Banking Corp. Ltd.	3,619,971	22,909,423
Sembcorp Industries Ltd.	1,158,530	2,807,960
Sembcorp Marine Ltd.	1,002,900	1,698,686
Singapore Airlines Ltd.	605,025	4,253,462

	Shares	Value
Singapore Exchange Ltd.	960,700	$ 4,942,902
Singapore Press Holdings Ltd.	1,926,621	5,379,602
Singapore Technologies Engineering Ltd.	1,890,061	4,112,177
Singapore Telecommunications Ltd.	9,540,227	25,286,453
StarHub Ltd.	720,300	1,868,324
Suntec (REIT)	2,860,100	3,101,203
United Overseas Bank Ltd.	1,537,589	21,117,944
UOL Group Ltd.	569,829	2,527,997
Wilmar International Ltd.	2,301,100	4,647,699
Yangzijiang Shipbuilding Holdings Ltd.	2,232,400	1,740,293
TOTAL SINGAPORE		177,758,566
Spain - 3.5%
Abertis Infraestructuras SA	561,248	9,295,914
ACS Actividades de Construccion y Servicios SA	229,505	7,451,892
Aena SA	80,780	9,291,346
Amadeus IT Holding SA Class A	534,860	22,393,206
Banco Bilbao Vizcaya Argentaria SA	7,528,907	69,648,341
Banco de Sabadell SA	5,919,281	12,620,410
Banco Popular Espanol SA	2,099,035	9,000,106
Banco Santander SA (Spain)	17,150,810	104,698,523
Bankia SA	5,497,885	6,644,499
Bankinter SA	797,707	6,015,387
CaixaBank SA	3,097,309	13,415,991
Distribuidora Internacional de Alimentacion SA	731,282	4,403,383
Enagas SA	254,316	6,968,997
Endesa SA	376,633	7,818,816
Ferrovial SA	527,217	12,613,265
Gas Natural SDG SA	417,956	8,489,069
Grifols SA	178,045	7,303,440
Iberdrola SA	6,599,023	44,837,842
Inditex SA	1,300,201	43,391,271
International Consolidated Airlines Group SA (a)	352,142	2,939,567
International Consolidated Airlines Group SA CDI (a)	777,807	6,433,207
MAPFRE SA (Reg.)	1,269,968	3,747,999
Red Electrica Corporacion SA	129,200	10,328,502
Repsol YPF SA	1,259,004	18,020,154
Telefonica SA	5,315,773	74,912,370
Zardoya Otis SA	8,087	86,483
Zardoya Otis SA (d)	202,183	2,162,163
TOTAL SPAIN		524,932,143
Sweden - 2.9%
Alfa Laval AB	367,525	6,199,217
ASSA ABLOY AB (B Shares)	1,192,989	22,842,371
Atlas Copco AB:
(A Shares)	799,933	20,173,127
(B Shares)	469,678	10,718,378
Boliden AB	324,726	5,366,072
Electrolux AB (B Shares)	288,632	8,151,655
Getinge AB (B Shares)	242,301	5,386,375
Common Stocks - continued
	Shares	Value
Sweden - continued
H&M Hennes & Mauritz AB (B Shares)	1,134,366	$ 43,654,198
Hakon Invest AB	90,155	3,349,132
Hexagon AB (B Shares)	305,236	9,835,623
Husqvarna AB (B Shares)	487,839	3,169,282
Industrivarden AB (C Shares)	196,791	3,584,358
Investment AB Kinnevik (B Shares)	280,183	7,919,654
Investor AB (B Shares)	542,961	19,554,549
Lundin Petroleum AB (a)(d)	262,912	3,434,688
Nordea Bank AB	3,625,262	42,907,070
Sandvik AB	1,271,495	12,285,411
Securitas AB (B Shares)	375,250	4,787,030
Skandinaviska Enskilda Banken AB (A Shares)	1,818,146	21,164,456
Skanska AB (B Shares)	454,779	8,917,235
SKF AB (B Shares)	473,229	9,049,820
Svenska Cellulosa AB (SCA) (B Shares)	702,755	20,038,396
Svenska Handelsbanken AB (A Shares)	1,789,789	26,743,245
Swedbank AB (A Shares)	1,078,383	24,634,925
Swedish Match Co. AB	242,209	7,160,987
Tele2 AB (B Shares)	380,637	3,760,960
Telefonaktiebolaget LM Ericsson (B Shares)	3,640,078	35,481,296
TeliaSonera AB	3,113,997	17,574,625
Volvo AB (B Shares)	1,830,626	19,915,031
TOTAL SWEDEN		427,759,166
Switzerland - 9.5%
ABB Ltd. (Reg.)	2,628,140	50,755,126
Actelion Ltd.	122,663	16,750,133
Adecco SA (Reg.)	203,342	15,976,646
Aryzta AG	103,644	5,315,957
Baloise Holdings AG	59,594	7,299,363
Barry Callebaut AG	2,623	2,879,018
Coca-Cola HBC AG	240,674	4,937,732
Compagnie Financiere Richemont SA Series A	623,863	46,613,434
Credit Suisse Group AG	1,847,209	49,722,226
Dufry AG (a)(d)	48,005	6,455,956
Ems-Chemie Holding AG	9,785	4,413,449
Geberit AG (Reg.)	44,930	14,283,338
Givaudan SA	11,020	18,981,327
Julius Baer Group Ltd.	265,741	12,939,977
Kuehne & Nagel International AG	63,768	8,496,683
Lafargeholcim Ltd. (Reg.)	494,937	31,488,776
Lindt & Spruengli AG	121	8,146,987
Lindt & Spruengli AG (participation certificate)	1,150	6,495,629
Lonza Group AG	62,760	8,609,089
Nestle SA	3,854,278	283,932,778
Novartis AG	2,749,969	268,357,953
Pargesa Holding SA	36,684	2,250,412
Partners Group Holding AG	20,075	6,484,683

	Shares	Value
Roche Holding AG (participation certificate)	839,951	$ 228,655,185
Schindler Holding AG:
(participation certificate)	51,693	7,930,556
(Reg.)	26,062	4,060,350
SGS SA (Reg.)	6,551	11,561,585
Sika AG (Bearer)	2,583	8,553,440
Sonova Holding AG Class B	64,626	8,417,125
Sulzer AG (Reg.)	28,515	2,910,055
Swatch Group AG (Bearer) (d)	36,615	14,026,312
Swatch Group AG (Bearer) (Reg.)	60,070	4,449,399
Swiss Life Holding AG	38,166	8,938,895
Swiss Prime Site AG	77,707	6,097,425
Swiss Re Ltd.	421,029	36,172,822
Swisscom AG	30,993	16,752,540
Syngenta AG (Switzerland)	111,109	37,250,506
Transocean Ltd. (Switzerland) (d)	430,414	5,886,384
UBS Group AG	4,361,799	90,381,042
Zurich Insurance Group AG	178,843	49,158,005
TOTAL SWITZERLAND		1,422,788,298
United Kingdom - 18.6%
3i Group PLC	1,152,946	8,700,904
Aberdeen Asset Management PLC	1,104,566	5,405,216
Admiral Group PLC	248,382	5,907,704
Aggreko PLC	304,934	4,992,719
Amec Foster Wheeler PLC	462,311	5,721,442
Anglo American PLC (United Kingdom)	1,668,813	18,700,622
Antofagasta PLC	466,895	4,363,183
ARM Holdings PLC	1,686,210	24,160,152
Ashtead Group PLC	602,255	8,737,936
Associated British Foods PLC	425,983	20,930,543
AstraZeneca PLC (United Kingdom)	1,510,229	94,221,861
Aviva PLC	4,782,272	35,209,888
Babcock International Group PLC	384,128	5,711,716
BAE Systems PLC	3,770,903	26,166,330
Barclays PLC	20,008,014	79,508,051
Barratt Developments PLC	1,184,273	11,621,422
BG Group PLC	4,076,297	61,868,312
BHP Billiton PLC	2,523,703	44,367,661
BP PLC	21,782,721	120,736,499
British American Tobacco PLC (United Kingdom)	2,228,932	118,027,411
British Land Co. PLC	1,168,771	14,706,529
BT Group PLC	10,000,097	66,712,511
Bunzl PLC	395,427	10,551,952
Burberry Group PLC	532,058	11,520,011
Capita Group PLC	790,420	14,991,438
Carnival PLC	219,518	11,087,688
Carphone Warehouse Group PLC	1,154,898	7,645,232
Centrica PLC	6,097,840	22,756,554
Cobham PLC	1,348,580	5,827,419
Compass Group PLC	1,986,535	31,550,298
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Croda International PLC	160,895	$ 7,140,156
Diageo PLC	3,007,897	79,700,112
Direct Line Insurance Group PLC	1,643,701	8,906,097
easyJet PLC	181,849	4,696,366
Fresnillo PLC	261,293	2,487,920
G4S PLC (United Kingdom)	1,838,030	7,234,472
GKN PLC	1,955,713	8,754,038
GlaxoSmithKline PLC	5,811,157	118,649,942
GlaxoSmithKline PLC sponsored ADR	2,239	91,642
Hammerson PLC	938,443	9,043,456
Hargreaves Lansdown PLC	310,197	5,354,970
HSBC Holdings PLC (United Kingdom)	23,319,758	184,311,692
ICAP PLC	650,136	4,530,255
IMI PLC	321,922	5,127,609
Imperial Tobacco Group PLC	1,144,318	55,470,649
Inmarsat PLC	538,109	8,100,394
InterContinental Hotel Group PLC	280,297	10,494,257
Intertek Group PLC	193,598	7,533,851
Intu Properties PLC (d)	1,090,431	5,404,650
Investec PLC	651,450	5,343,129
ITV PLC	4,559,827	17,506,630
J Sainsbury PLC (d)	1,589,959	5,921,375
Johnson Matthey PLC	243,977	10,127,052
Kingfisher PLC	2,797,448	15,202,841
Land Securities Group PLC	944,063	18,137,282
Legal & General Group PLC	7,105,090	27,551,276
Lloyds Banking Group PLC	68,191,530	80,375,929
London Stock Exchange Group PLC	371,838	14,378,752
Marks & Spencer Group PLC	1,960,673	15,567,592
Meggitt PLC	953,553	6,985,446
Melrose PLC	1,168,348	4,786,856
Merlin Entertainments PLC	842,013	5,019,688
Mondi PLC	438,888	9,953,940
National Grid PLC	4,463,190	58,805,375
Next PLC	178,745	21,791,880
Old Mutual PLC	5,883,824	18,075,513
Pearson PLC	974,618	16,896,526
Persimmon PLC	365,725	11,802,141
Prudential PLC	3,064,497	66,139,037
Prudential PLC ADR	2,253	97,848
Reckitt Benckiser Group PLC	770,435	67,501,221
RELX PLC	1,349,696	21,643,084
Rexam PLC	841,808	6,956,097
Rio Tinto PLC	1,520,278	55,506,330
Rolls-Royce Group PLC	2,222,744	25,359,303
Royal & Sun Alliance Insurance Group PLC	1,203,118	9,489,389
Royal Bank of Scotland Group PLC (a)	3,863,910	19,964,580
Royal Dutch Shell PLC:
Class A (Netherlands)	197,156	5,175,377

	Shares	Value
Class A (United Kingdom)	4,505,994	$ 117,391,418
Class B (United Kingdom)	2,903,212	75,800,223
Royal Mail PLC	947,249	6,744,489
SABMiller PLC	1,159,304	54,329,194
Sage Group PLC	1,282,348	10,143,818
Schroders PLC	145,764	6,347,892
Scottish & Southern Energy PLC	1,182,476	26,691,434
Segro PLC	886,437	5,707,557
Severn Trent PLC	287,637	9,167,441
SKY PLC	1,227,253	19,641,982
Smith & Nephew PLC	1,069,348	19,034,640
Smiths Group PLC	466,047	8,074,034
Sports Direct International PLC (a)	322,227	3,925,991
St. James's Place Capital PLC	600,000	8,429,009
Standard Chartered PLC (United Kingdom)	2,999,268	35,208,182
Standard Life PLC	2,343,723	14,964,799
Tate & Lyle PLC	549,859	4,573,172
Taylor Wimpey PLC	3,884,519	11,999,079
Tesco PLC	9,693,917	28,135,904
The Weir Group PLC	253,599	5,463,633
Travis Perkins PLC	296,228	9,309,427
Tullow Oil PLC	1,080,414	3,700,422
Unilever PLC	1,534,579	61,544,147
United Utilities Group PLC	820,201	10,761,017
Vodafone Group PLC	31,533,307	108,583,078
Vodafone Group PLC sponsored ADR	14,727	507,787
Whitbread PLC	216,547	15,940,017
William Hill PLC	1,051,184	5,806,951
WM Morrison Supermarkets PLC (d)	2,632,471	6,806,603
TOTAL UNITED KINGDOM		2,772,236,561
TOTAL COMMON STOCKS (Cost $14,632,132,958)		14,629,667,254
Nonconvertible Preferred Stocks - 0.8%

France - 0.2%
Air Liquide SA (a)	277,582	33,282,561
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	64,790	4,719,223
FUCHS PETROLUB AG	81,844	3,531,296
Henkel AG & Co. KGaA	208,594	21,839,082
Porsche Automobil Holding SE (Germany)	183,239	12,771,160
Volkswagen AG	194,338	36,963,948
TOTAL GERMANY		79,824,709
Nonconvertible Preferred Stocks - continued
	Shares	Value
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,205,174	$ 7,224,203
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $97,285,212)		120,331,473
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.16% to 0.21% 2/4/16 to 5/26/16 (e) (Cost $14,984,475)	$ 15,000,000	14,977,861
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	91,267,287	91,267,287
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	124,914,745	124,914,745
TOTAL MONEY MARKET FUNDS (Cost $216,182,032)		216,182,032
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $14,960,584,677)	14,981,158,620
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(51,859,692)
NET ASSETS - 100%	$ 14,929,298,928
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
50 ASX SPI 200 Index Contracts (Australia)	Sept. 2015	$ 4,596,369	$ (330,088)
11 Eurex DAX 100 Index Contracts (Germany)	Sept. 2015	3,162,135	(262,154)
342 Eurex Euro Stoxx 50 Index Contracts (Germany)	Sept. 2015	12,545,615	(976,150)
141 FTSE 100 Index Contracts (United Kingdom)	Sept. 2015	13,451,381	(1,169,877)
16 HKFE Hang Seng Index Contracts (Hong Kong)	Sept. 2015	2,215,624	(129,014)
1,439 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	124,667,765	(8,561,295)
120 OMX Stockholm 30 Index Contracts (Sweden)	Sept. 2015	2,119,773	(131,007)
23 SGX MSCI Singapore Index Contracts (Singapore)	Sept. 2015	1,052,975	(5,704)
121 TSE TOPIX Index Contracts (Japan)	Sept. 2015	15,305,275	(1,329,869)
TOTAL EQUITY INDEX CONTRACTS		$ 179,116,912	$ (12,895,158)
The face value of futures purchased as a percentage of net assets is 1.1%
Forward Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/11/15	JPY	Goldman Sachs Bank USA	Buy	125,000,000	$ 1,011,873	$ 19,340
9/11/15	JPY	Goldman Sachs Bank USA	Buy	150,000,000	1,206,055	31,400
9/11/15	JPY	Goldman Sachs Bank USA	Buy	370,000,000	3,002,165	50,226
9/11/15	JPY	Goldman Sachs Bank USA	Buy	3,170,000,000	25,525,303	626,263
9/11/15	JPY	Goldman Sachs Bank USA	Sell	30,000,000	243,391	(4,100)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	250,000,000	2,041,305	(21,122)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	300,000,000	2,555,939	81,027
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	600,000,000	$ 4,844,414	$ (105,409)
9/11/15	JPY	Goldman Sachs Bank USA	Sell	770,000,000	6,353,995	1,723
9/18/15	AUD	Goldman Sachs Bank USA	Buy	300,000	220,275	(6,954)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	400,000	294,494	(10,067)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	1,500,000	1,154,100	(87,497)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	5,000,000	3,854,000	(298,657)
9/18/15	AUD	Goldman Sachs Bank USA	Buy	5,450,000	4,245,605	(370,280)
9/18/15	AUD	Goldman Sachs Bank USA	Sell	400,000	285,654	1,226
9/18/15	AUD	Goldman Sachs Bank USA	Sell	1,000,000	764,785	53,716
9/18/15	AUD	Goldman Sachs Bank USA	Sell	2,100,000	1,615,761	122,517
9/18/15	AUD	Goldman Sachs Bank USA	Sell	2,500,000	1,770,780	(6,892)
9/18/15	EUR	Goldman Sachs Bank USA	Buy	600,000	665,967	7,478
9/18/15	EUR	Goldman Sachs Bank USA	Buy	900,000	997,414	12,754
9/18/15	EUR	Goldman Sachs Bank USA	Buy	2,700,000	3,065,591	(35,087)
9/18/15	EUR	Goldman Sachs Bank USA	Buy	11,000,000	12,357,400	(10,905)
9/18/15	EUR	Goldman Sachs Bank USA	Buy	11,900,000	13,582,410	(225,747)
9/18/15	EUR	Goldman Sachs Bank USA	Sell	1,600,000	1,801,666	5,812
9/18/15	EUR	Goldman Sachs Bank USA	Sell	2,000,000	2,331,498	86,681
9/18/15	EUR	Goldman Sachs Bank USA	Sell	4,200,000	4,691,824	(22,292)
9/18/15	EUR	Goldman Sachs Bank USA	Sell	5,300,000	5,939,620	(9,146)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	600,000	935,035	(14,417)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	1,700,000	2,688,610	(80,191)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	7,000,000	11,109,035	(368,487)
9/18/15	GBP	Goldman Sachs Bank USA	Buy	8,000,000	12,486,400	(211,488)
9/18/15	GBP	Goldman Sachs Bank USA	Sell	1,000,000	1,577,854	43,490
9/18/15	GBP	Goldman Sachs Bank USA	Sell	1,200,000	1,886,970	45,733
9/18/15	GBP	Goldman Sachs Bank USA	Sell	2,800,000	4,399,374	103,155
9/18/15	GBP	Goldman Sachs Bank USA	Sell	3,500,000	5,382,153	11,879
Forward Foreign Currency Contracts - continued
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/ (Depreciation)
9/18/15	SEK	Goldman Sachs Bank USA	Buy	1,600,000	$ 187,772	$ 1,288
9/18/15	SEK	Goldman Sachs Bank USA	Buy	10,600,000	1,244,156	8,364
9/18/15	SEK	Goldman Sachs Bank USA	Buy	15,000,000	1,833,741	(61,308)
9/18/15	SEK	Goldman Sachs Bank USA	Sell	2,000,000	244,523	8,198
9/18/15	SEK	Goldman Sachs Bank USA	Sell	7,000,000	825,176	(1,959)
						$ (629,735)

* Amount in U.S. Dollars unless otherwise noted
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,975,581.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 127,054
Fidelity Securities Lending Cash Central Fund	2,190,719
Total	$ 2,317,773
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,916,800,583	$ 1,029,346,485	$ 887,454,098	$ -
Consumer Staples	1,669,735,406	537,182,177	1,132,553,229	-
Energy	722,622,276	115,928,881	606,693,395	-
Financials	3,807,008,356	2,086,144,933	1,720,863,325	98
Health Care	1,754,848,754	358,666,348	1,396,182,406	-
Industrials	1,864,200,000	1,014,693,411	849,506,589	-
Information Technology	700,140,252	120,502,795	579,637,457	-
Materials	1,017,937,565	552,406,401	465,531,164	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 745,210,705	$ 172,109,798	$ 573,100,907	$ -
Utilities	551,494,830	389,246,524	162,248,306	-
Government Obligations	14,977,861	-	14,977,861	-
Money Market Funds	216,182,032	216,182,032	-	-
Total Investments in Securities:	$ 14,981,158,620	$ 6,592,409,785	$ 8,388,748,737	$ 98
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,322,269	$ -	$ 1,322,269	$ -
Liabilities
Forward Foreign Currency Contracts	$ (1,952,004)	$ -	$ (1,952,004)	$ -
Futures Contracts	(12,895,158)	(12,895,158)	-	-
Total Liabilities	$ (14,847,162)	$ (12,895,158)	$ (1,952,004)	$ -
Total Derivative Instruments:	$ (13,524,893)	$ (12,895,158)	$ (629,735)	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,401,450,413
Level 2 to Level 1	$ 6,619,828
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (b)	$ -	$ (12,895,158)
Foreign Exchange Risk
Total Foreign Exchange Risk
Other Risk
Forward Foreign Currency Contracts (a)	1,322,269	(1,952,004)
Total Value of Derivatives	$ 1,322,269	$ (14,847,162)
(a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $118,413,653) - See accompanying schedule: Unaffiliated issuers (cost $14,744,402,645)	$ 14,764,976,588
Fidelity Central Funds (cost $216,182,032)	216,182,032
Total Investments (cost $14,960,584,677)		$ 14,981,158,620
Foreign currency held at value (cost $9,459,180)		9,408,900
Receivable for investments sold		8,745,683
Unrealized appreciation on foreign currency contracts		1,322,269
Receivable for fund shares sold		55,236,912
Dividends receivable		64,065,599
Distributions receivable from Fidelity Central Funds		119,255
Receivable from investment adviser for expense reductions		432,011
Other receivables		22,585
Total assets		15,120,511,834

Liabilities
Payable for investments purchased	$ 41,086,733
Unrealized depreciation on foreign currency contracts	1,952,004
Payable for fund shares redeemed	20,014,079
Accrued management fee	780,289
Payable for daily variation margin for derivative instruments	1,247,172
Other affiliated payables	1,217,733
Other payables and accrued expenses	151
Collateral on securities loaned, at value	124,914,745
Total liabilities		191,212,906

Net Assets		$ 14,929,298,928
Net Assets consist of:
Paid in capital		$ 15,335,184,724
Undistributed net investment income		316,697,465
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(727,757,497)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,174,236
Net Assets		$ 14,929,298,928

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($2,789,012,777 ÷ 74,786,278 shares)	$ 37.29

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($8,267,760,525 ÷ 221,625,143 shares)	$ 37.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,907,134,443 ÷ 51,111,200 shares)	$ 37.31

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($1,965,391,183 ÷ 52,673,657 shares)	$ 37.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 348,996,030
Interest		10,810
Income from Fidelity Central Funds (including $2,190,719 from security lending)		2,317,773
Income before foreign taxes withheld		351,324,613
Less foreign taxes withheld		(28,828,635)
Total income		322,495,978

Expenses
Management fee	$ 4,732,715
Transfer agent fees	7,388,037
Independent trustees' compensation	33,353
Miscellaneous	11,547
Total expenses before reductions	12,165,652
Expense reductions	(2,614,207)	9,551,445
Net investment income (loss)		312,944,533
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,048,569)
Foreign currency transactions	(6,151,850)
Futures contracts	12,428,515
Total net realized gain (loss)		(11,771,904)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,262,667,497)
Assets and liabilities in foreign currencies	4,193,469
Futures contracts	(27,223,193)
Total change in net unrealized appreciation (depreciation)		(1,285,697,221)
Net gain (loss)		(1,297,469,125)
Net increase (decrease) in net assets resulting from operations		$ (984,524,592)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 312,944,533	$ 403,091,676
Net realized gain (loss)	(11,771,904)	(42,241,753)
Change in net unrealized appreciation (depreciation)	(1,285,697,221)	(356,570,630)
Net increase (decrease) in net assets resulting from operations	(984,524,592)	4,279,293
Distributions to shareholders from net investment income	(2,919,455)	(455,386,903)
Share transactions - net increase (decrease)	846,544,407	2,430,773,213
Redemption fees	428,447	729,567
Total increase (decrease) in net assets	(140,471,193)	1,980,395,170

Net Assets
Beginning of period	15,069,770,121	13,089,374,951
End of period (including undistributed net investment income of $316,697,465 and undistributed net investment income of $6,672,387, respectively)	$ 14,929,298,928	$ 15,069,770,121

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 39.75	$ 41.19	$ 35.31	$ 33.06	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) D	.78	1.13	1.35G	1.03	1.19	.94
Net realized and unrealized gain (loss)	(3.24)	(1.31)	5.53	2.23	(4.28)	5.45
Total from investment operations	(2.46)	(.18)	6.88	3.26	(3.09)	6.39
Distributions from net investment income	-	(1.26)	(.96)	(.97)	(1.12)	(.81)
Distributions from net realized gain	-	-	(.04)	(.04)	(.02)	(.03)
Total distributions	-	(1.26)	(1.00)	(1.01)	(1.14)	(.84)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.29	$ 39.75	$ 41.19	$ 35.31	$ 33.06	$ 37.29
Total ReturnB, C	(6.19)%	(.29)%	19.66%	10.01%	(7.92)%	20.34%
Ratios to Average Net AssetsE, H
Expenses before reductions	.20%A	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%A	.20%	.20%	.20%	.11%	.10%
Expenses net of all reductions	.20%A	.20%	.20%	.20%	.11%	.10%
Net investment income (loss)	3.89%A	2.83%	3.52%G	3.16%	3.54%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,789,013	$ 2,972,698	$ 2,640,165	$ 2,282,743	$ 3,424,239	$ 6,932,647
Portfolio turnover rateF	-% A,K	1%	2%	1%	9%	1%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.82%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. K Amount represents less than 1%.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 I	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 37.29	$ 31.74
Income from Investment Operations
Net investment income (loss) D	.79	1.17	1.38G	1.06	1.20	.96
Net realized and unrealized gain (loss)	(3.23)	(1.32)	5.54	2.22	(4.28)	5.44
Total from investment operations	(2.44)	(.15)	6.92	3.28	(3.08)	6.40
Distributions from net investment income	(.01)	(1.29)	(.99)	(1.00)	(1.12)	(.82)
Distributions from net realized gain	-	-	(.04)	(.04)	(.02)	(.03)
Total distributions	(.01)	(1.29)	(1.03)	(1.04)	(1.14)	(.85)
Redemption fees added to paid in capitalD, J	-	-	-	-	-	-
Net asset value, end of period	$ 37.31	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 37.29
Total ReturnB, C	(6.15)%	(.21)%	19.79%	10.07%	(7.87)%	20.38%
Ratios to Average Net AssetsE, H
Expenses before reductions	.17%A	.17%	.17%	.17%	.17%	.17%
Expenses net of fee waivers, if any	.12%A	.12%	.12%	.12%	.07%	.07%
Expenses net of all reductions	.12%A	.12%	.12%	.12%	.07%	.07%
Net investment income (loss)	3.97%A	2.91%	3.60%G	3.24%	3.57%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,267,761	$ 8,304,964	$ 7,201,814	$ 5,322,884	$ 3,476,600	$ 3,062,970
Portfolio turnover rateF	-% A, K	1%	2%	1%	9%	1%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.90%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. K Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.81	1.18	1.40G	1.07	.32
Net realized and unrealized gain (loss)	(3.25)	(1.31)	5.54	2.22	2.48
Total from investment operations	(2.44)	(.13)	6.94	3.29	2.80
Distributions from net investment income	(.01)	(1.31)	(1.01)	(1.01)	(1.02)
Distributions from net realized gain	-	-	(.04)	(.04)	-
Total distributions	(.01)	(1.31)	(1.05)	(1.05)	(1.02)
Redemption fees added to paid in capitalD, K	-	-	-	-	-
Net asset value, end of period	$ 37.31	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total ReturnB, C	(6.13)%	(.16)%	19.85%	10.12%	9.44%
Ratios to Average Net AssetsE, I
Expenses before reductions	.10%A, L	.10% L	.10% L	.10% L	.10%A, L
Expenses net of fee waivers, if any	.07%A	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07%A	.07%	.07%	.07%	.07%A
Net investment income (loss)	4.02%A	2.96%	3.65%G	3.29%	2.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,907,134	$ 1,994,854	$ 1,595,562	$ 1,269,545	$ 860,659
Portfolio turnover rateF	-% A, N	1%	2%	1%	9% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.95%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.005 per share. LAmount represents .095%. MAmount not annualized. N Amount represents less than 1%.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H, J
Selected Per-Share Data
Net asset value, beginning of period	$ 39.76	$ 41.20	$ 35.31	$ 33.07	$ 31.29
Income from Investment Operations
Net investment income (loss) D	.81	1.19	1.41G	1.08	.32
Net realized and unrealized gain (loss)	(3.25)	(1.32)	5.53	2.22	2.48
Total from investment operations	(2.44)	(.13)	6.94	3.30	2.80
Distributions from net investment income	(.01)	(1.31)	(1.01)	(1.02)	(1.02)
Distributions from net realized gain	-	-	(.04)	(.04)	-
Total distributions	(.01)	(1.31)	(1.05)	(1.06)	(1.02)
Redemption fees added to paid in capitalD, K	-	-	-	-	-
Net asset value, end of period	$ 37.31	$ 39.76	$ 41.20	$ 35.31	$ 33.07
Total ReturnB, C	(6.13)%	(.15)%	19.86%	10.13%	9.45%
Ratios to Average Net AssetsE, I
Expenses before reductions	.08%A, L	.08% L	.08% L	.08% L	.08%A, L
Expenses net of fee waivers, if any	.06%A	.06%	.06%	.06%	.06%A
Expenses net of all reductions	.06%A	.06%	.06%	.06%	.06%A
Net investment income (loss)	4.03%A	2.97%	3.66%G	3.30%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,965,391	$ 1,797,254	$ 1,651,834	$ 1,155,733	$ 958,101
Portfolio turnover rateF	-% A, N	1%	2%	1%	9% M

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.27 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.96%. HFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the year ended February 29. KAmount represents less than $.005 per share. LAmount represents .075%. MAmount not annualized. N Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Spartan® Extended Market Index Fund and Spartan International Index Fund (the Funds) are funds of Fidelity Concord Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Spartan Extended Market Index Fund offers Investor Class, Fidelity Advantage Class and Fidelity Advantage Institutional Class shares. Spartan International Index Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

2. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Extended Market Index	$ 16,078,034,359	$ 4,912,681,143	$ (1,802,686,422)	$ 3,109,994,721
Spartan International Index	15,041,855,751	2,682,228,002	(2,742,925,133)	(60,697,131)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
	2017	2018	2019	Total with expiration
Spartan International Index	$ (119,933,607)	$ (148,608,684)	$ (49,793,394)	$ (318,335,685)
No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryforward
Spartan International Index	$ (14,725,344)	$ (289,962,891)	$ (304,688,235)	$ (623,023,920)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Funds less than 90 days may be subject to a redemption fee equal to .75% and 1.00% of the net asset value of shares redeemed from Spartan Extended Market Index and Spartan International Index, respectively. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Extended Market Index
Equity Risk
Futures Contracts	$ 3,859,688	$ (4,005,873)
Totals (a)	$ 3,859,688	$ (4,005,873)
Spartan International Index
Equity Risk
Futures Contracts	$ 12,428,515	$ (27,223,193)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(5,101,641)	4,387,076
Totals (a)	$ 7,326,874	$ (22,836,117)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Spartan International Index Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Funds realize a gain or loss equal to the difference between the closing value and the value at the time it was opened. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Extended Market Index	2,249,168,587	1,038,716,523
Spartan International Index	1,331,310,585	32,335,189

Securities received in-kind through subscriptions are noted in the table below.

Value of Securities Received
Spartan Extended Market Index	$ 173,229,639
Spartan International Index	$ 190,907,411

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .06% for each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Extended Market Index Fund	.10%	.07%	n/a	.07%
Spartan International Index Fund	.20%	.17%	.095%	.075%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at annual rates based on average net assets noted in the table below. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, each class pays all or a portion of the transfer agent fees at an annual rate based on average net assets as noted in the following table:

	Received by FIIOC	Paid by Class
Spartan Extended Market Index
Investor Class	.075%	.04%
Fidelity Advantage Class	.045%	.01%
Fidelity Advantage Institutional Class	.015%	.01%
Spartan International Index
Investor Class	.21%	.14%
Fidelity Advantage Class	.11%	.11%
Institutional Class	.035%	.035%
Fidelity Advantage Institutional Class	.015%	.015%

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Extended Market Index
Investor Class	$ 369,984
Fidelity Advantage Class	703,750
Fidelity Advantage Institutional Class	48,635
$ 1,122,369

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Amount
Spartan International Index
Investor Class	$ 2,104,349
Fidelity Advantage Class	4,773,817
Institutional Class	355,482
Fidelity Advantage Institutional Class	154,389
$ 7,388,037

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, Spartan International Index had no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Extended Market Index	Borrower	$ 7,484,000.37%		$ 229

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Extended Market Index	$ 12,453
Spartan International Index	11,547

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. Total reimbursements are included in the following table:

	Expense Limitations	Reimbursement
Spartan Extended Market Index
Fidelity Advantage Institutional Class	.06%	51,244
Spartan International Index
Fidelity Advantage Class	.12%	2,195,597
Institutional Class	.07%	258,853
Fidelity Advantage Institutional Class	.06%	159,744

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses as noted in the table below.

Management fee reduction
Spartan Extended Market Index	$ 335
Spartan International Index	13

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Extended Market Index
From net investment income
Investor Class	$ 3,911,283	$ 23,752,681
Fidelity Advantage Class	29,027,454	163,631,397
Fidelity Advantage Institutional Class	1,969,858	6,258,081
Total	$ 34,908,595	$ 193,642,159
From net realized gain
Investor Class	$ 21,646,881	$ 52,141,822
Fidelity Advantage Class	154,255,696	352,024,209
Fidelity Advantage Institutional Class	10,331,244	12,125,868
Total	$ 186,233,821	$ 416,291,899
Spartan International Index
From net investment income
Investor Class	$ -	$ 89,642,464
Fidelity Advantage Class	1,545,881	249,759,829
Institutional Class	649,042	60,453,779
Fidelity Advantage Institutional Class	724,532	55,530,831
Total	$ 2,919,455	$ 455,386,903

Semiannual Report

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Spartan Extended Market Index
Investor Class
Shares sold	8,361,232	10,120,043	$ 481,478,343	$ 549,617,843
Reinvestment of distributions	431,972	1,386,862	25,058,708	74,343,690
Shares redeemed	(15,328,640)	(9,403,900)	(875,127,380)	(515,022,951)
Net increase (decrease)	(6,535,436)	2,103,005	$ (368,590,329)	$ 108,938,582
Fidelity Advantage Class
Shares sold	39,981,670	59,205,212	$ 2,290,221,371	$ 3,230,782,675
Reinvestment of distributions	3,030,842	9,243,745	175,819,141	495,373,702
Shares redeemed	(24,279,248)	(57,851,731)	(1,386,506,306)	(3,152,807,384)
Net increase (decrease)	18,733,264	10,597,226	$ 1,079,534,206	$ 573,348,993
Fidelity Advantage Institutional Class
Shares sold	9,519,185	13,365,402	$ 538,397,882	$ 731,714,410
Reinvestment of distributions	212,125	341,391	12,301,102	18,383,949
Shares redeemed	(4,995,272)	(2,294,908)	(276,633,285)	(124,843,110)
Net increase (decrease)	4,736,038	11,411,885	$ 274,065,699	$ 625,255,249
Spartan International Index
Investor Class
Shares sold	34,944,904	21,944,365	$ 1,403,383,020	$ 874,869,887
Reinvestment of distributions	-	2,309,004	-	87,873,135
Shares redeemed	(34,939,601)	(13,565,036)	(1,401,692,019)	(536,843,768)
Net increase (decrease)	5,303	10,688,333	$ 1,691,001	$ 425,899,254
Fidelity Advantage Class
Shares sold	56,371,669	61,902,007	$ 2,279,875,510	$ 2,459,259,650
Reinvestment of distributions	35,158	5,988,253	1,419,689	227,934,673
Shares redeemed	(43,680,092)	(33,806,199)	(1,769,561,439)	(1,335,982,994)
Net increase (decrease)	12,726,735	34,084,061	$ 511,733,760	$ 1,351,211,329
Institutional Class
Shares sold	8,661,397	20,249,316	$ 344,630,966	$ 805,338,043
Reinvestment of distributions	16,073	1,589,444	649,014	60,450,959
Shares redeemed	(7,738,317)	(10,392,571)	(308,122,177)	(411,389,900)
Net increase (decrease)	939,153	11,446,189	$ 37,157,803	$ 454,399,102
Fidelity Advantage Institutional Class
Shares sold	11,786,751	11,678,633	$ 468,726,663	$ 466,418,098
Reinvestment of distributions	17,943	1,457,622	724,523	55,529,913
Shares redeemed	(4,335,297)	(8,025,060)	(173,489,343)	(322,684,483)
Net increase (decrease)	7,469,397	5,111,195	$ 295,961,843	$ 199,263,528

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Extended Market Index Fund / Spartan International Index Fund / Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund, including each fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. Peer groups are not shown below because the funds do not generally utilize a peer group for performance comparison purposes. For Spartan International Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Semiannual Report

Spartan Extended Market Index Fund

Spartan International Index Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, each fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under each fund's management contract, such expenses are paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee." The Board considered that "fund-level" non-management expenses and class-level expenses paid by FMR may exceed the fund's management fee and result in a negative net management fee.

Semiannual Report

Spartan Extended Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Spartan International Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.17% to 0.06%. The Board considered that the chart reflects the fund's lower management fee for 2011, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board also considered that, in June 2014, it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee from 0.045% to 0.035%. The Board considered that the chart reflects the fund's lower management fee for 2011 and 2014, respectively, as if the lower fee were in effect for the entire year.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

With respect to Spartan Extended Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.06% through April 30, 2016.

With respect to Spartan International Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.075%; Institutional Class: 0.095%; and Investor Class: 0.20%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, and Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.12%, 0.06%, and 0.07% through April 30, 2016.

Semiannual Report

With respect to Spartan Total Market Index Fund, the Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, Investor Class, and Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.035%, 0.04%, 0.10% and 0.035% through April 30, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service
SIF-SANN-1015
1.707985.117

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Spartan® Total Market Index

Fund
Class F

Semiannual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Spartan Total Market Index Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Investor Class	.100%
Actual		$ 1,000.00	$ 946.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .51
Fidelity Advantage Class	.050%
Actual		$ 1,000.00	$ 946.90	$ .24
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .25
Institutional Class	.040%
Actual		$ 1,000.00	$ 946.90	$ .20
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .20
Fidelity Advantage Institutional Class	.035%
Actual		$ 1,000.00	$ 946.90	$ .17
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .18
Class F	.035%
Actual		$ 1,000.00	$ 947.10	$ .17
HypotheticalA		$ 1,000.00	$ 1,024.96	$ .18

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Total Market Index Fund

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	3.2
Microsoft Corp.	1.6	1.6
Exxon Mobil Corp.	1.4	1.6
Johnson & Johnson	1.2	1.2
Wells Fargo & Co.	1.2	1.1
General Electric Co.	1.1	1.1
Berkshire Hathaway, Inc. Class B	1.1	1.2
JPMorgan Chase & Co.	1.1	1.0
AT&T, Inc.	0.9	0.8
Pfizer, Inc.	0.9	0.9
	13.5
Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.8	19.2
Financials	17.9	17.2
Health Care	14.8	14.2
Consumer Discretionary	13.5	13.1
Industrials	10.5	11.1
Consumer Staples	8.3	8.4
Energy	6.5	7.3
Materials	3.2	3.6
Utilities	3.0	3.0
Telecommunication Services	2.2	2.1

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)	93,804	$ 1,894,841
Autoliv, Inc. (d)	118,893	12,144,920
BorgWarner, Inc.	298,826	13,040,767
Clean Diesel Technologies, Inc. (a)(d)	42,378	70,347
Cooper Tire & Rubber Co.	72,740	2,807,764
Cooper-Standard Holding, Inc. (a)(d)	20,482	1,176,076
Dana Holding Corp.	208,374	3,654,880
Delphi Automotive PLC	388,364	29,329,249
Dorman Products, Inc. (a)(d)	40,228	2,025,480
Drew Industries, Inc.	31,215	1,724,941
Federal-Mogul Corp. Class A (a)(d)	65,766	605,047
Fox Factory Holding Corp. (a)	28,748	431,795
Fuel Systems Solutions, Inc. (a)	20,668	141,576
Gentex Corp.	415,639	6,442,405
Gentherm, Inc. (a)	48,381	2,205,690
Horizon Global Corp. (a)	22,811	238,603
Johnson Controls, Inc.	875,986	36,038,064
Lear Corp.	103,907	10,680,601
Metaldyne Performance Group, Inc.	30,783	581,183
Modine Manufacturing Co. (a)	62,657	556,394
Motorcar Parts of America, Inc. (a)	25,941	827,258
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	28,606	47,486
Remy International, Inc.	45,626	1,336,842
Shiloh Industries, Inc. (a)	7,922	91,182
Spartan Motors, Inc.	44,931	196,348
Standard Motor Products, Inc.	27,135	960,579
Stoneridge, Inc. (a)	33,804	412,747
Strattec Security Corp.	4,334	273,432
Superior Industries International, Inc.	32,436	619,528
Sypris Solutions, Inc.	16,848	23,756
Tenneco, Inc. (a)	83,068	3,908,349
The Goodyear Tire & Rubber Co.	358,636	10,676,594
Tower International, Inc. (a)	25,690	628,121
UQM Technologies, Inc. (a)	38,648	33,237
Visteon Corp. (a)	57,302	5,710,717
		151,536,799
Automobiles - 0.6%
Ford Motor Co.	5,298,513	73,490,375
General Motors Co.	1,797,093	52,906,418
Harley-Davidson, Inc.	281,657	15,786,875
Tesla Motors, Inc. (a)(d)	129,845	32,339,196
Thor Industries, Inc.	59,325	3,237,959
Winnebago Industries, Inc. (d)	39,123	801,239
		178,562,062
Distributors - 0.1%
Core-Mark Holding Co., Inc.	30,231	1,817,185
Fenix Parts, Inc.	13,969	139,271
Genuine Parts Co.	210,267	17,555,192
LKQ Corp. (a)	402,751	12,078,502

	Shares	Value
Pool Corp.	56,544	$ 3,939,986
VOXX International Corp. (a)	18,073	140,066
Weyco Group, Inc.	5,169	139,305
		35,809,507
Diversified Consumer Services - 0.2%
2U, Inc. (a)	16,412	573,928
American Public Education, Inc. (a)	20,589	451,517
Apollo Education Group, Inc. Class A (non-vtg.) (a)	121,425	1,349,032
Ascent Capital Group, Inc. (a)(d)	16,905	474,692
Bridgepoint Education, Inc. (a)	19,443	157,099
Bright Horizons Family Solutions, Inc. (a)	47,641	2,911,818
Cambium Learning Group, Inc. (a)	12,514	65,198
Capella Education Co.	13,812	673,335
Career Education Corp. (a)	70,894	263,017
Carriage Services, Inc.	24,048	551,902
Chegg, Inc. (a)(d)	67,008	497,869
Collectors Universe, Inc.	4,772	89,093
DeVry, Inc. (d)	76,042	1,989,259
Graham Holdings Co.	5,881	3,890,634
Grand Canyon Education, Inc. (a)	62,360	2,304,826
H&R Block, Inc.	363,637	12,370,931
Houghton Mifflin Harcourt Co. (a)	170,821	3,857,138
ITT Educational Services, Inc. (a)(d)	22,063	84,060
K12, Inc. (a)	35,687	471,782
Liberty Tax, Inc.	8,571	201,933
LifeLock, Inc. (a)(d)	108,404	916,014
Lincoln Educational Services Corp.	15,671	7,021
National American University Holdings, Inc.	5,378	15,381
Regis Corp. (a)	52,945	573,924
Service Corp. International	271,822	8,059,522
ServiceMaster Global Holdings, Inc. (a)	132,329	4,655,334
Sotheby's Class A (Ltd. vtg.)	86,398	3,042,074
Steiner Leisure Ltd. (a)	15,523	988,349
Strayer Education, Inc. (a)	14,558	760,510
Universal Technical Institute, Inc.	29,419	131,209
Weight Watchers International, Inc. (a)(d)	34,295	210,914
		52,589,315
Hotels, Restaurants & Leisure - 2.1%
Ambassadors Group, Inc. (a)	24,177	65,278
ARAMARK Holdings Corp.	296,641	9,296,729
Belmond Ltd. Class A (a)	124,751	1,418,419
Biglari Holdings, Inc. (a)(d)	2,475	923,819
BJ's Restaurants, Inc. (a)(d)	35,904	1,543,513
Bloomin' Brands, Inc.	158,816	3,287,491
Bob Evans Farms, Inc.	27,901	1,260,846
Bojangles', Inc. (a)(d)	24,608	512,339
Boyd Gaming Corp. (a)	116,149	1,869,999
Bravo Brio Restaurant Group, Inc. (a)	12,451	158,750
Brinker International, Inc. (d)	84,914	4,511,481
Buffalo Wild Wings, Inc. (a)(d)	25,209	4,781,643
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Caesars Entertainment Corp. (a)(d)	56,403	$ 538,649
Carnival Corp. unit	598,519	29,465,090
Carrols Restaurant Group, Inc. (a)	34,793	440,131
Century Casinos, Inc. (a)	28,742	167,278
Chipotle Mexican Grill, Inc. (a)	41,477	29,449,085
Choice Hotels International, Inc.	53,065	2,706,315
Churchill Downs, Inc.	18,170	2,414,248
Chuy's Holdings, Inc. (a)(d)	19,492	597,235
ClubCorp Holdings, Inc.	72,050	1,621,846
Cosi, Inc. (a)(d)	30,434	36,216
Cracker Barrel Old Country Store, Inc. (d)	30,571	4,407,727
Darden Restaurants, Inc.	168,973	11,491,854
Dave & Buster's Entertainment, Inc.	23,326	803,347
Del Frisco's Restaurant Group, Inc. (a)	28,720	426,205
Denny's Corp. (a)	117,334	1,317,661
Diamond Resorts International, Inc. (a)(d)	93,410	2,371,680
DineEquity, Inc.	19,807	1,891,569
Domino's Pizza, Inc.	74,049	7,844,751
Dover Downs Gaming & Entertainment, Inc. (a)	1,508	1,583
Dover Motorsports, Inc.	9,993	23,484
Dunkin' Brands Group, Inc. (d)	131,377	6,589,870
El Pollo Loco Holdings, Inc. (a)	17,802	231,604
Eldorado Resorts, Inc. (a)	30,709	289,279
Empire Resorts, Inc. (a)(d)	20,107	85,656
Entertainment Gaming Asia, Inc. (a)	2,060	4,326
Extended Stay America, Inc. unit	81,175	1,523,655
Famous Dave's of America, Inc. (a)(d)	7,623	111,372
Fiesta Restaurant Group, Inc. (a)(d)	37,794	1,951,682
Golden Entertainment, Inc. (a)	1,436	13,211
Good Times Restaurants, Inc. (a)(d)	7,939	54,779
Habit Restaurants, Inc. Class A (d)	13,363	333,006
Hilton Worldwide Holdings, Inc.	713,809	17,723,877
Hyatt Hotels Corp. Class A (a)(d)	74,342	3,808,541
Ignite Restaurant Group, Inc. (a)(d)	4,841	23,769
International Speedway Corp. Class A	39,245	1,259,372
Interval Leisure Group, Inc.	54,818	1,099,649
Intrawest Resorts Holdings, Inc. (a)	22,150	199,129
Isle of Capri Casinos, Inc. (a)	30,947	571,282
Jack in the Box, Inc.	48,147	3,764,132
Jamba, Inc. (a)(d)	19,136	264,460
Kona Grill, Inc. (a)(d)	8,466	155,520
Krispy Kreme Doughnuts, Inc. (a)(d)	81,924	1,404,177
La Quinta Holdings, Inc. (a)	115,379	2,174,894
Las Vegas Sands Corp. (d)	490,163	22,660,235
Luby's, Inc. (a)	14,614	70,732
Marcus Corp.	22,859	443,693
Marriott International, Inc. Class A	280,107	19,792,361
Marriott Vacations Worldwide Corp.	38,724	2,749,791
McDonald's Corp.	1,277,581	121,395,747

	Shares	Value
MGM Mirage, Inc. (a)	547,777	$ 11,191,084
Monarch Casino & Resort, Inc. (a)	11,528	202,316
Morgans Hotel Group Co. (a)	27,678	127,042
Nathan's Famous, Inc. (a)	3,561	115,234
Noodles & Co. (a)(d)	16,951	202,056
Norwegian Cruise Line Holdings Ltd. (a)(d)	210,713	12,137,069
Panera Bread Co. Class A (a)(d)	33,222	5,923,483
Papa John's International, Inc. (d)	38,520	2,590,470
Papa Murphy's Holdings, Inc. (a)(d)	22,690	335,358
Penn National Gaming, Inc. (a)	107,531	1,952,763
Pinnacle Entertainment, Inc. (a)	78,730	2,973,632
Popeyes Louisiana Kitchen, Inc. (a)(d)	27,974	1,555,914
Potbelly Corp. (a)(d)	30,614	323,284
Premier Exhibitions, Inc. (a)	774	1,772
Rave Restaurant Group, Inc. (a)(d)	9,079	85,978
RCI Hospitality Holdings, Inc. (a)	5,726	62,127
Red Lion Hotels Corp. (a)	6,989	56,331
Red Robin Gourmet Burgers, Inc. (a)	21,139	1,665,542
Royal Caribbean Cruises Ltd.	219,656	19,364,873
Ruby Tuesday, Inc. (a)(d)	88,086	579,606
Ruth's Hospitality Group, Inc.	42,076	676,582
Scientific Games Corp. Class A (a)(d)	70,193	773,527
SeaWorld Entertainment, Inc. (d)	80,309	1,429,500
Shake Shack, Inc. Class A (d)	15,901	794,096
Six Flags Entertainment Corp.	119,451	5,371,711
Sonic Corp.	74,649	2,015,523
Speedway Motorsports, Inc.	16,331	316,005
Starbucks Corp.	1,996,116	109,207,506
Starwood Hotels & Resorts Worldwide, Inc.	226,571	16,193,029
Texas Roadhouse, Inc. Class A	84,910	3,055,911
The Cheesecake Factory, Inc.	58,805	3,191,347
Town Sports International Holdings, Inc. (a)	13,107	33,816
Vail Resorts, Inc.	48,275	5,209,355
Wendy's Co.	363,065	3,307,522
Wyndham Worldwide Corp.	155,901	11,923,308
Wynn Resorts Ltd. (d)	107,426	8,062,321
Yum! Brands, Inc.	577,703	46,083,368
Zoe's Kitchen, Inc. (a)(d)	22,698	783,989
		618,270,412
Household Durables - 0.6%
Bassett Furniture Industries, Inc.	12,950	375,809
Beazer Homes U.S.A., Inc. (a)	40,506	676,450
Blyth, Inc. (a)	16,038	95,747
Cavco Industries, Inc. (a)(d)	12,220	874,341
Century Communities, Inc. (a)	5,201	114,422
Comstock Holding Companies, Inc. Class A (a)	10,474	6,913
CSS Industries, Inc.	16,118	426,805
D.R. Horton, Inc.	437,702	13,293,010
Dixie Group, Inc. (a)(d)	11,105	110,939
Emerson Radio Corp. (a)	23,724	30,367
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Ethan Allen Interiors, Inc. (d)	36,464	$ 1,084,804
Flexsteel Industries, Inc.	6,435	198,198
Garmin Ltd.	158,835	5,973,784
GoPro, Inc. Class A (a)(d)	38,770	1,806,294
Green Brick Partners, Inc. (a)	37,398	454,386
Harman International Industries, Inc.	93,835	9,171,433
Helen of Troy Ltd. (a)	38,566	3,283,509
Hooker Furniture Corp. (d)	13,495	321,991
Hovnanian Enterprises, Inc. Class A (a)(d)	177,163	331,295
Installed Building Products, Inc. (a)	20,583	549,978
iRobot Corp. (a)(d)	45,351	1,328,784
Jarden Corp. (a)	256,571	13,172,355
KB Home (d)	112,206	1,643,818
Koss Corp. (a)	2,669	6,406
La-Z-Boy, Inc.	79,546	2,196,265
Leggett & Platt, Inc.	180,129	8,001,330
Lennar Corp. Class A	234,151	11,918,286
LGI Homes, Inc. (a)(d)	15,810	411,692
Libbey, Inc.	27,649	974,351
Lifetime Brands, Inc.	10,885	158,050
M.D.C. Holdings, Inc. (d)	56,801	1,618,260
M/I Homes, Inc. (a)(d)	33,201	829,361
Meritage Homes Corp. (a)(d)	46,552	1,961,701
Mohawk Industries, Inc. (a)	81,448	16,042,813
NACCO Industries, Inc. Class A	6,219	327,368
New Home Co. LLC (a)(d)	11,951	177,831
Newell Rubbermaid, Inc.	358,214	15,091,556
NVR, Inc. (a)(d)	5,106	7,760,865
PulteGroup, Inc.	446,640	9,240,982
Ryland Group, Inc. (d)	60,901	2,633,359
Skullcandy, Inc. (a)	12,653	88,824
Skyline Corp. (a)	21,741	72,832
Standard Pacific Corp. (a)(d)	265,334	2,242,072
Stanley Furniture Co., Inc. (a)	5,699	16,071
Taylor Morrison Home Corp. (a)	40,708	812,125
Tempur Sealy International, Inc. (a)	79,985	5,840,505
Toll Brothers, Inc. (a)	207,192	7,659,888
TopBuild Corp. (a)	49,387	1,566,556
TRI Pointe Homes, Inc. (a)	234,174	3,250,335
Tupperware Brands Corp. (d)	65,324	3,346,549
Turtle Beach Corp. (a)(d)	6,672	15,479
UCP, Inc. (a)	9,479	77,254
Universal Electronics, Inc. (a)	22,307	1,016,976
Vuzix Corp. (a)(d)	6,867	28,223
WCI Communities, Inc. (a)	24,951	621,779
Whirlpool Corp.	104,538	17,572,838
William Lyon Homes, Inc. (a)(d)	35,265	799,105
Zagg, Inc. (a)(d)	38,365	280,832
		179,984,151

	Shares	Value
Internet & Catalog Retail - 1.6%
1-800-FLOWERS.com, Inc. Class A (a)(d)	31,570	$ 264,872
Amazon.com, Inc. (a)	510,048	261,598,519
Blue Nile, Inc. (a)(d)	17,894	609,470
Etsy, Inc. (d)	36,404	521,669
EVINE Live, Inc. (a)	71,405	192,079
Expedia, Inc.	131,838	15,160,052
FTD Companies, Inc. (a)(d)	25,393	758,997
Gaiam, Inc. Class A (a)(d)	12,609	77,041
Groupon, Inc. Class A (a)(d)	562,801	2,532,605
HSN, Inc.	40,566	2,466,818
Lands' End, Inc. (a)(d)	17,098	434,973
Liberty Interactive Corp. Qvc G:
(Venture Group) Series A (a)	176,081	6,995,698
Series A (a)	604,416	16,343,409
Liberty TripAdvisor Holdings, Inc. (a)	92,302	2,341,702
Netflix, Inc. (a)	566,335	65,145,515
NutriSystem, Inc. (d)	38,425	1,075,132
Orbitz Worldwide, Inc. (a)(d)	134,938	1,547,739
Overstock.com, Inc. (a)	16,325	320,786
PetMed Express, Inc. (d)	32,292	535,401
Priceline Group, Inc. (a)	69,241	86,457,082
Shutterfly, Inc. (a)(d)	48,378	1,879,969
Travelport Worldwide Ltd.	47,899	634,662
TripAdvisor, Inc. (a)	148,203	10,359,390
U.S. Auto Parts Network, Inc. (a)	5,048	10,853
Wayfair LLC Class A (d)	16,136	601,873
zulily, Inc. Class A (a)	24,900	441,975
		479,308,281
Leisure Products - 0.2%
Arctic Cat, Inc.	18,718	494,717
Black Diamond, Inc. (a)(d)	32,583	242,743
Brunswick Corp.	120,580	5,994,032
Callaway Golf Co. (d)	101,218	895,779
Escalade, Inc.	7,022	125,624
Hasbro, Inc.	152,320	11,361,549
JAKKS Pacific, Inc. (a)(d)	19,661	187,369
Johnson Outdoors, Inc. Class A	3,505	87,870
Leapfrog Enterprises, Inc. Class A (a)(d)	85,630	81,186
Malibu Boats, Inc. Class A (a)	15,005	259,136
Marine Products Corp.	11,741	82,422
Mattel, Inc.	451,464	10,577,802
Nautilus, Inc. (a)	41,820	639,010
Polaris Industries, Inc.	80,971	10,515,704
Smith & Wesson Holding Corp. (a)	80,794	1,460,756
Sturm, Ruger & Co., Inc. (d)	24,417	1,535,585
Summer Infant, Inc. (a)	32,605	55,429
Vista Outdoor, Inc. (a)	87,436	4,088,507
		48,685,220
Media - 3.3%
A.H. Belo Corp. Class A	22,177	111,107
AMC Entertainment Holdings, Inc. Class A	19,892	576,470
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
AMC Networks, Inc. Class A (a)(d)	76,803	$ 5,559,001
Ballantyne of Omaha, Inc. (a)	17,964	86,227
Cable One, Inc. (a)	6,260	2,600,028
Cablevision Systems Corp. - NY Group Class A	288,787	7,268,769
Carmike Cinemas, Inc. (a)	37,234	888,031
CBS Corp. Class B	596,064	26,965,935
Central European Media Enterprises Ltd. Class A (a)(d)	87,763	193,079
Charter Communications, Inc. Class A (a)(d)	109,940	19,966,203
Cinedigm Corp. (a)(d)	56,149	31,724
Cinemark Holdings, Inc.	135,997	4,834,693
Clear Channel Outdoor Holding, Inc. Class A (a)	57,659	470,497
Comcast Corp. Class A	3,353,178	188,884,517
Crown Media Holdings, Inc. Class A (a)	54,807	293,217
Cumulus Media, Inc. Class A (a)(d)	143,016	204,513
Dex Media, Inc. (a)(d)	8,222	2,138
Discovery Communications, Inc.:
Class A (a)(d)	247,368	6,579,989
Class C (non-vtg.) (a)	302,473	7,670,715
DISH Network Corp. Class A (a)	281,886	16,707,383
DreamWorks Animation SKG, Inc. Class A (a)(d)	95,520	1,904,669
E.W. Scripps Co. Class A	70,318	1,231,971
Emmis Communications Corp. Class A (a)	7,973	10,046
Entercom Communications Corp. Class A (a)(d)	21,235	234,010
Entravision Communication Corp. Class A	63,982	515,055
Gannett Co., Inc.	144,580	1,895,444
Global Eagle Entertainment, Inc. (a)(d)	63,441	746,701
Gray Television, Inc. (a)	69,925	810,431
Harte-Hanks, Inc.	45,482	175,106
Hemisphere Media Group, Inc. (a)(d)	10,964	149,220
Insignia Systems, Inc. (a)	5,038	13,502
Interpublic Group of Companies, Inc.	543,898	10,268,794
John Wiley & Sons, Inc. Class A	64,847	3,343,511
Journal Media Group, Inc.	21,889	146,437
Lee Enterprises, Inc. (a)(d)	58,988	109,718
Liberty Broadband Corp.:
Class A (a)	33,151	1,805,735
Class C (a)	99,103	5,304,984
Liberty Global PLC:
Class A (a)	339,380	16,330,966
Class C (a)	785,504	35,245,564
Liberty Lilac Group:
Class A (a)	16,713	574,426
Class C (a)	38,674	1,285,911
Liberty Media Corp.:
Class A (a)	142,736	5,316,916

	Shares	Value
Class C (a)	251,145	$ 9,096,472
Lions Gate Entertainment Corp. (d)	124,484	4,567,318
Live Nation Entertainment, Inc. (a)	201,074	4,950,442
Loral Space & Communications Ltd. (a)	17,760	962,770
Martha Stewart Living Omnimedia, Inc. Class A (a)	39,255	237,493
Media General, Inc. (a)(d)	134,814	1,584,065
Meredith Corp.	48,888	2,308,491
Morningstar, Inc.	31,944	2,548,492
National CineMedia, Inc.	75,382	991,273
New Media Investment Group, Inc.	54,682	815,855
News Corp. Class A	686,011	9,350,330
Nexstar Broadcasting Group, Inc. Class A	42,990	1,998,175
Nielsen Holdings PLC	490,319	22,177,128
Omnicom Group, Inc.	336,353	22,528,924
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	100,242
ReachLocal, Inc. (a)(d)	5,194	12,725
Reading International, Inc. Class A (a)	17,900	229,657
Regal Entertainment Group Class A	109,971	2,091,648
Rentrak Corp. (a)(d)	14,912	680,584
RLJ Entertainment, Inc. (a)	17,180	7,044
Saga Communications, Inc. Class A	3,882	135,521
Salem Communications Corp. Class A	1,732	11,085
Scholastic Corp.	34,714	1,499,992
Scripps Networks Interactive, Inc. Class A	128,495	6,821,800
SFX Entertainment, Inc. (a)(d)	67,628	68,981
Sinclair Broadcast Group, Inc. Class A	88,523	2,370,646
Sirius XM Holdings, Inc. (a)	3,419,159	13,044,092
Sizmek, Inc. (a)	26,444	173,737
Spanish Broadcasting System, Inc. Class A (a)	698	3,811
Starz Series A (a)(d)	139,413	5,243,323
Tegna, Inc.	296,454	7,052,641
The Madison Square Garden Co. Class A (a)	76,074	5,358,653
The McClatchy Co. Class A (a)	60,729	76,519
The New York Times Co. Class A (d)	193,567	2,353,775
The Walt Disney Co. (d)	2,080,312	211,942,187
Time Warner Cable, Inc.	377,426	70,208,785
Time Warner, Inc.	1,100,399	78,238,369
Time, Inc.	144,432	2,999,853
Townsquare Media, Inc. (a)	1,285	14,765
Tribune Media Co. Class A (d)	135,327	5,404,960
Tribune Publishing Co.	24,064	283,715
Twenty-First Century Fox, Inc. Class A	2,356,368	64,540,920
Viacom, Inc. Class B (non-vtg.)	479,429	19,546,320
World Wrestling Entertainment, Inc. Class A (d)	44,310	888,859
		962,835,790
Multiline Retail - 0.7%
Big Lots, Inc. (d)	72,215	3,465,598
Burlington Stores, Inc. (a)	101,732	5,400,952
Dillard's, Inc. Class A (d)	32,687	3,023,874
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Dollar General Corp.	394,086	$ 29,355,466
Dollar Tree, Inc. (a)	299,973	22,875,941
Fred's, Inc. Class A	47,418	622,124
Gordmans Stores, Inc. (a)	10,233	38,681
JC Penney Corp., Inc. (a)(d)	397,600	3,622,136
Kohl's Corp.	261,748	13,357,000
Macy's, Inc.	447,038	26,200,897
Nordstrom, Inc.	187,081	13,634,463
Sears Holdings Corp. (a)(d)	64,162	1,711,842
Target Corp.	854,042	66,367,604
The Bon-Ton Stores, Inc. (d)	19,775	78,902
Tuesday Morning Corp. (a)(d)	61,992	491,597
		190,247,077
Specialty Retail - 2.6%
Aarons, Inc. Class A	97,238	3,661,011
Abercrombie & Fitch Co. Class A (d)	93,188	1,850,714
Advance Auto Parts, Inc.	97,069	17,011,342
Aeropostale, Inc. (a)(d)	110,952	117,609
America's Car Mart, Inc. (a)(d)	10,422	373,108
American Eagle Outfitters, Inc. (d)	220,321	3,749,863
Asbury Automotive Group, Inc. (a)(d)	40,476	3,261,151
Ascena Retail Group, Inc. (a)(d)	233,731	2,821,133
AutoNation, Inc. (a)	105,216	6,296,125
AutoZone, Inc. (a)(d)	42,046	30,104,516
Barnes & Noble Education, Inc. (a)	60,796	784,268
Barnes & Noble, Inc.	82,041	1,280,660
bebe stores, Inc.	66,951	91,723
Bed Bath & Beyond, Inc. (a)	224,686	13,955,247
Best Buy Co., Inc.	393,700	14,464,538
Big 5 Sporting Goods Corp.	23,104	265,696
Books-A-Million, Inc. (a)	4,414	14,125
Boot Barn Holdings, Inc. (d)	15,310	334,370
Build-A-Bear Workshop, Inc. (a)	15,205	298,018
Cabela's, Inc. Class A (a)(d)	66,953	3,010,876
Caleres, Inc.	56,993	1,897,867
CarMax, Inc. (a)	277,955	16,955,255
Chico's FAS, Inc.	193,672	2,887,650
Christopher & Banks Corp. (a)	57,707	100,987
Citi Trends, Inc.	19,731	521,096
Conn's, Inc. (a)(d)	31,322	934,962
CST Brands, Inc.	101,651	3,529,323
Destination Maternity Corp.	22,235	252,367
Destination XL Group, Inc. (a)(d)	42,389	256,453
Dick's Sporting Goods, Inc.	126,777	6,355,331
DSW, Inc. Class A	102,377	3,039,573
Express, Inc. (a)(d)	106,219	2,166,868
Finish Line, Inc. Class A	58,534	1,543,542
Five Below, Inc. (a)(d)	73,748	2,851,835
Foot Locker, Inc.	185,015	13,097,212
Francesca's Holdings Corp. (a)(d)	57,702	648,570
GameStop Corp. Class A (d)	139,482	5,925,195

	Shares	Value
Gap, Inc.	347,917	$ 11,415,157
Genesco, Inc. (a)	32,141	1,924,924
GNC Holdings, Inc.	113,411	5,307,635
Group 1 Automotive, Inc.	30,918	2,702,233
Guess?, Inc. (d)	92,962	2,055,390
Haverty Furniture Companies, Inc. (d)	26,172	604,835
hhgregg, Inc. (a)(d)	15,184	72,883
Hibbett Sports, Inc. (a)(d)	34,547	1,364,607
Home Depot, Inc.	1,729,151	201,376,925
Kirkland's, Inc.	21,240	474,077
L Brands, Inc.	325,719	27,327,824
Lithia Motors, Inc. Class A (sub. vtg.) (d)	30,888	3,292,661
Lowe's Companies, Inc.	1,245,242	86,133,389
Lumber Liquidators Holdings, Inc. (a)(d)	34,626	523,199
MarineMax, Inc. (a)	36,815	600,085
Mattress Firm Holding Corp. (a)(d)	21,081	1,266,757
Michaels Companies, Inc. (a)	98,683	2,586,481
Monro Muffler Brake, Inc. (d)	48,486	3,073,528
Murphy U.S.A., Inc. (a)	55,943	2,859,247
New York & Co., Inc. (a)	34,393	90,454
O'Reilly Automotive, Inc. (a)	134,212	32,220,275
Office Depot, Inc. (a)	634,896	5,034,725
Outerwall, Inc.	30,388	1,871,901
Pacific Sunwear of California, Inc. (a)(d)	60,120	42,685
Party City Holdco, Inc. (d)	32,051	542,944
Penske Automotive Group, Inc.	59,093	2,990,106
Perfumania Holdings, Inc. (a)	876	4,844
Pier 1 Imports, Inc. (d)	118,802	1,209,404
Rent-A-Center, Inc. (d)	68,968	1,854,550
Restoration Hardware Holdings, Inc. (a)(d)	47,520	4,394,650
Ross Stores, Inc.	549,601	26,721,601
Sally Beauty Holdings, Inc. (a)	197,231	5,155,618
Sears Hometown & Outlet Stores, Inc. (a)(d)	10,000	76,800
Select Comfort Corp. (a)(d)	68,724	1,673,429
Shoe Carnival, Inc.	21,330	552,447
Signet Jewelers Ltd.	107,873	14,886,474
Sonic Automotive, Inc. Class A (sub. vtg.)	40,396	868,918
Sportsman's Warehouse Holdings, Inc. (a)(d)	17,732	229,097
Stage Stores, Inc.	38,699	415,627
Staples, Inc.	850,382	12,083,928
Stein Mart, Inc.	33,638	361,272
Systemax, Inc. (a)	10,113	92,231
The Buckle, Inc. (d)	40,527	1,710,239
The Cato Corp. Class A (sub. vtg.)	36,544	1,283,791
The Children's Place Retail Stores, Inc.	27,695	1,659,484
The Container Store Group, Inc. (a)(d)	22,029	372,510
The Men's Wearhouse, Inc.	59,208	3,342,292
The Pep Boys - Manny, Moe & Jack (a)(d)	83,764	1,013,544
Tiffany & Co., Inc.	153,074	12,590,337
Tile Shop Holdings, Inc. (a)(d)	33,873	403,089
Tilly's, Inc. (a)	14,113	113,045
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	910,255	$ 64,009,132
Tractor Supply Co.	183,329	15,639,797
Trans World Entertainment Corp. (a)	2,977	11,074
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82,672	13,069,616
Urban Outfitters, Inc. (a)(d)	126,843	3,914,375
Vitamin Shoppe, Inc. (a)(d)	37,155	1,330,149
West Marine, Inc. (a)	16,394	143,775
Williams-Sonoma, Inc.	111,639	8,487,913
Winmark Corp.	1,991	196,910
Zumiez, Inc. (a)(d)	31,066	724,148
		765,061,216
Textiles, Apparel & Luxury Goods - 1.0%
American Apparel, Inc. (a)(d)	100,872	19,670
Carter's, Inc.	69,396	6,822,321
Cherokee, Inc. (d)	20,319	520,979
Coach, Inc.	375,932	11,371,943
Columbia Sportswear Co.	36,718	2,253,384
Crocs, Inc. (a)(d)	99,425	1,464,530
Culp, Inc.	12,256	376,872
Deckers Outdoor Corp. (a)(d)	43,271	2,786,220
Delta Apparel, Inc. (a)	1,905	31,032
Fossil Group, Inc. (a)(d)	55,600	3,423,848
G-III Apparel Group Ltd. (a)(d)	50,236	3,482,862
Hanesbrands, Inc.	532,784	16,042,126
Iconix Brand Group, Inc. (a)(d)	61,164	849,568
Joe's Jeans, Inc. (a)	32,503	5,363
Kate Spade & Co. (a)(d)	171,315	3,248,132
Lakeland Industries, Inc. (a)	3,598	33,425
lululemon athletica, Inc. (a)(d)	141,618	9,064,968
Michael Kors Holdings Ltd. (a)	267,639	11,631,591
Movado Group, Inc.	22,005	622,962
NIKE, Inc. Class B	927,256	103,620,858
Oxford Industries, Inc.	19,698	1,657,784
Perry Ellis International, Inc. (a)	15,961	395,194
PVH Corp.	111,304	13,242,950
Quiksilver, Inc. (a)(d)	190,833	82,077
Ralph Lauren Corp.	79,432	8,832,044
Rocky Brands, Inc.	8,326	151,950
Sequential Brands Group, Inc. (a)(d)	36,648	599,928
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	54,017	7,602,353
Steven Madden Ltd. (a)	86,611	3,538,925
Superior Uniform Group, Inc.	11,974	203,319
Tumi Holdings, Inc. (a)(d)	75,723	1,493,258
Under Armour, Inc. Class A (sub. vtg.) (a)	223,343	21,335,957
Unifi, Inc. (a)	18,843	547,012
Vera Bradley, Inc. (a)(d)	29,957	324,135
VF Corp.	457,092	33,107,174

	Shares	Value
Vince Holding Corp. (a)	20,302	$ 186,372
Wolverine World Wide, Inc. (d)	136,279	3,672,719
		274,645,805
TOTAL CONSUMER DISCRETIONARY		3,937,535,635
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)(d)	11,423	2,342,515
Brown-Forman Corp. Class B (non-vtg.)	207,246	20,330,833
Castle Brands, Inc. (a)(d)	38,689	46,814
Coca-Cola Bottling Co. Consolidated	6,914	1,066,346
Coca-Cola Enterprises, Inc.	288,966	14,878,859
Constellation Brands, Inc. Class A (sub. vtg.)	225,042	28,805,376
Craft Brew Alliance, Inc. (a)(d)	6,981	57,035
Dr. Pepper Snapple Group, Inc.	261,698	20,080,088
MGP Ingredients, Inc.	14,349	228,723
Molson Coors Brewing Co. Class B	214,804	14,626,004
Monster Beverage Corp. (a)	196,458	27,201,575
National Beverage Corp. (a)	17,250	455,745
PepsiCo, Inc.	1,969,184	182,996,269
Primo Water Corp. (a)	8,907	57,896
REED'S, Inc. (a)(d)	1,830	9,699
The Coca-Cola Co.	5,229,498	205,623,861
		518,807,638
Food & Staples Retailing - 2.0%
Andersons, Inc.	36,988	1,308,635
Casey's General Stores, Inc.	50,079	5,301,363
Chefs' Warehouse Holdings (a)(d)	22,894	346,615
Costco Wholesale Corp.	587,086	82,221,394
CVS Health Corp.	1,505,456	154,158,694
Fairway Group Holdings Corp. (a)(d)	15,014	34,082
Fresh Market, Inc. (a)(d)	59,148	1,273,456
Ingles Markets, Inc. Class A (d)	19,385	963,435
Kroger Co.	1,303,236	44,961,642
Liberator Medical Holdings, Inc. (d)	55,593	141,762
Natural Grocers by Vitamin Cottage, Inc. (a)(d)	12,082	293,351
PriceSmart, Inc.	26,710	2,270,617
Rite Aid Corp. (a)	1,202,711	9,922,366
Roundy's, Inc. (a)(d)	53,080	130,046
Smart & Final Stores, Inc.	46,551	758,781
SpartanNash Co.	50,930	1,441,319
Sprouts Farmers Market LLC (a)(d)	187,500	3,819,375
SUPERVALU, Inc. (a)	276,727	2,280,230
Sysco Corp.	795,592	31,720,253
United Natural Foods, Inc. (a)(d)	66,521	3,202,986
Village Super Market, Inc. Class A	6,879	191,167
Wal-Mart Stores, Inc.	2,112,893	136,767,564
Walgreens Boots Alliance, Inc.	1,165,874	100,906,395
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Weis Markets, Inc.	18,246	$ 741,700
Whole Foods Market, Inc.	483,264	15,831,729
		600,988,957
Food Products - 1.7%
Alico, Inc.	4,002	168,364
Archer Daniels Midland Co.	833,953	37,519,545
B&G Foods, Inc. Class A (d)	77,184	2,345,622
Boulder Brands, Inc. (a)(d)	80,603	660,945
Bunge Ltd.	190,436	13,797,088
Cal-Maine Foods, Inc. (d)	44,003	2,337,439
Calavo Growers, Inc. (d)	20,904	1,217,658
Campbell Soup Co. (d)	234,413	11,249,480
Coffee Holding Co., Inc. (a)	3,401	15,917
ConAgra Foods, Inc.	571,043	23,801,072
Darling International, Inc. (a)	230,029	2,953,572
Dean Foods Co.	129,419	2,130,237
Diamond Foods, Inc. (a)(d)	36,720	1,107,842
Farmer Brothers Co. (a)(d)	9,145	209,055
Flowers Foods, Inc.	244,489	5,674,590
Fresh Del Monte Produce, Inc.	55,694	2,204,925
Freshpet, Inc. (d)	24,280	315,397
General Mills, Inc.	793,195	45,021,748
Hormel Foods Corp.	185,083	11,308,571
Ingredion, Inc.	94,705	8,176,830
Inventure Foods, Inc. (a)	20,016	173,138
J&J Snack Foods Corp.	19,285	2,197,719
John B. Sanfilippo & Son, Inc.	10,819	559,234
Kellogg Co.	333,707	22,118,100
Keurig Green Mountain, Inc. (d)	158,636	8,978,798
Lancaster Colony Corp.	29,148	2,764,105
Landec Corp. (a)	30,155	401,062
Lifeway Foods, Inc. (a)	1,962	28,272
Limoneira Co. (d)	13,723	260,463
McCormick & Co., Inc. (non-vtg.)	167,367	13,268,856
Mead Johnson Nutrition Co. Class A	271,173	21,243,693
Mondelez International, Inc.	2,163,275	91,636,329
Omega Protein Corp. (a)	32,056	547,196
Pilgrim's Pride Corp. (d)	80,459	1,687,628
Pinnacle Foods, Inc.	140,640	6,306,298
Post Holdings, Inc. (a)(d)	80,676	5,266,529
Sanderson Farms, Inc. (d)	25,904	1,788,412
Seaboard Corp. (a)(d)	405	1,344,697
Seneca Foods Corp. Class A (a)	7,029	207,215
Snyders-Lance, Inc.	71,200	2,404,424
The Hain Celestial Group, Inc. (a)(d)	134,011	8,155,909
The Hershey Co.	197,703	17,698,373
The J.M. Smucker Co.	130,655	15,380,707
The Kraft Heinz Co.	791,615	57,518,746
Tootsie Roll Industries, Inc. (d)	37,180	1,155,554
TreeHouse Foods, Inc. (a)(d)	55,577	4,411,146

	Shares	Value
Tyson Foods, Inc. Class A	388,293	$ 16,417,028
WhiteWave Foods Co. (a)	228,440	10,540,222
		486,675,750
Household Products - 1.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	58,387	738,596
Church & Dwight Co., Inc.	189,254	16,328,835
Clorox Co.	168,280	18,707,688
Colgate-Palmolive Co.	1,133,056	71,167,247
Energizer Holdings, Inc.	88,029	3,676,091
HRG Group, Inc. (a)	170,026	2,189,935
Kimberly-Clark Corp.	486,838	51,862,852
Oil-Dri Corp. of America	2,105	49,152
Orchids Paper Products Co.	7,243	181,292
Procter & Gamble Co.	3,626,333	256,272,953
Spectrum Brands Holdings, Inc.	35,012	3,440,979
WD-40 Co.	22,073	1,848,393
		426,464,013
Personal Products - 0.2%
Avon Products, Inc. (d)	582,001	3,020,585
Coty, Inc. Class A (d)	100,723	3,052,914
Cyanotech Corp. (a)	2,300	16,077
DS Healthcare Group, Inc. (a)(d)	14,476	48,350
Edgewell Personal Care Co. (a)(d)	82,856	7,296,299
Elizabeth Arden, Inc. (a)(d)	31,918	352,056
Estee Lauder Companies, Inc. Class A	297,058	23,696,317
Herbalife Ltd. (a)(d)	90,139	5,189,302
Inter Parfums, Inc.	25,837	664,011
LifeVantage Corp. (a)	89,798	76,328
Mannatech, Inc. (a)	599	10,363
MediFast, Inc. (a)(d)	14,005	388,919
Natural Health Trends Corp. (d)	11,452	306,226
Nature's Sunshine Products, Inc.	6,985	85,496
Nu Skin Enterprises, Inc. Class A	81,268	3,712,322
Nutraceutical International Corp. (a)	7,518	182,236
Revlon, Inc. (a)	19,191	639,828
Synutra International, Inc. (a)(d)	26,200	131,000
The Female Health Co. (a)(d)	11,731	16,423
USANA Health Sciences, Inc. (a)	12,622	1,848,997
		50,734,049
Tobacco - 1.2%
22nd Century Group, Inc. (a)(d)	13,751	10,667
Alliance One International, Inc. (a)	8,945	206,451
Altria Group, Inc.	2,620,204	140,390,530
Philip Morris International, Inc.	2,071,354	165,294,049
Reynolds American, Inc. (d)	552,187	46,245,661
Universal Corp. (d)	28,408	1,397,958
Vector Group Ltd. (d)	108,517	2,585,960
		356,131,276
TOTAL CONSUMER STAPLES		2,439,801,683
Common Stocks - continued
	Shares	Value
ENERGY - 6.5%
Energy Equipment & Services - 1.2%
Aspen Aerogels, Inc. (a)	9,858	$ 73,639
Atwood Oceanics, Inc. (d)	79,282	1,515,079
Baker Hughes, Inc.	581,931	32,588,136
Basic Energy Services, Inc. (a)(d)	48,473	252,544
Bristow Group, Inc.	47,191	1,748,898
C&J Energy Services Ltd. (a)(d)	59,040	327,082
Cameron International Corp. (a)	255,752	17,074,004
Carbo Ceramics, Inc. (d)	26,245	719,638
Core Laboratories NV (d)	56,453	6,530,483
Dawson Geophysical Co. (a)	19,081	88,345
Diamond Offshore Drilling, Inc. (d)	88,657	2,102,057
Dril-Quip, Inc. (a)(d)	54,128	3,731,584
ENGlobal Corp. (a)	5,637	5,806
Ensco PLC Class A	307,244	5,564,189
Era Group, Inc. (a)(d)	30,759	519,827
Exterran Holdings, Inc.	90,110	2,011,255
Fairmount Santrol Holidings, Inc. (a)(d)	86,660	434,167
FMC Technologies, Inc. (a)	306,296	10,652,975
Forbes Energy Services Ltd. (a)	500	455
Forum Energy Technologies, Inc. (a)(d)	82,786	1,301,396
Frank's International NV	47,687	777,775
Geospace Technologies Corp. (a)(d)	13,736	243,265
GreenHunter Energy, Inc. (a)	12,193	6,706
Gulf Island Fabrication, Inc.	17,861	225,584
Gulfmark Offshore, Inc. Class A (d)	30,820	278,305
Halliburton Co.	1,136,323	44,714,310
Helix Energy Solutions Group, Inc. (a)	125,576	872,753
Helmerich & Payne, Inc. (d)	143,064	8,442,207
Hornbeck Offshore Services, Inc. (a)(d)	41,835	826,241
Independence Contract Drilling, Inc. (d)	5,209	36,098
ION Geophysical Corp. (a)(d)	155,410	80,813
Key Energy Services, Inc. (a)(d)	163,573	116,333
Matrix Service Co. (a)	33,419	668,380
McDermott International, Inc. (a)(d)	307,242	1,560,789
Mitcham Industries, Inc. (a)(d)	23,287	100,367
Nabors Industries Ltd.	373,942	4,315,291
National Oilwell Varco, Inc.	518,148	21,933,205
Natural Gas Services Group, Inc. (a)	21,602	468,547
Newpark Resources, Inc. (a)	122,453	897,580
Noble Corp. (d)	320,782	4,176,582
Nuverra Environmental Solutions, Inc. (a)(d)	16,034	48,102
Oceaneering International, Inc.	135,665	5,944,840
Oil States International, Inc. (a)	62,779	1,781,040
Paragon Offshore PLC (d)	94,730	85,257
Parker Drilling Co. (a)	145,338	489,789
Patterson-UTI Energy, Inc.	188,760	3,073,013
PHI, Inc. (non-vtg.) (a)	18,377	466,041
Pioneer Energy Services Corp. (a)	82,168	271,976
Profire Energy, Inc. (a)	14,213	15,492
RigNet, Inc. (a)(d)	15,376	443,290

	Shares	Value
Rowan Companies PLC	172,571	$ 3,101,101
RPC, Inc. (d)	78,821	915,900
Schlumberger Ltd.	1,694,272	131,085,825
SEACOR Holdings, Inc. (a)(d)	30,397	1,960,910
Seventy Seven Energy, Inc. (a)(d)	63,215	181,427
Superior Energy Services, Inc.	194,953	3,101,702
Synthesis Energy Systems, Inc. (a)(d)	138,081	135,692
Tesco Corp.	53,676	455,709
TETRA Technologies, Inc. (a)	113,155	870,162
Tidewater, Inc. (d)	61,246	1,098,141
Transocean Ltd. (United States) (d)	471,136	6,704,265
U.S. Silica Holdings, Inc. (d)	67,342	1,353,574
Unit Corp. (a)(d)	64,642	982,558
Vantage Drilling Co. (a)	203,586	28,176
Weatherford International Ltd. (a)(d)	1,030,163	10,456,154
Willbros Group, Inc. (a)	69,552	62,632
		353,095,458
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. (a)	126,005	245,710
Adams Resources & Energy, Inc.	2,090	95,325
Aemetis, Inc. (a)(d)	10,055	31,070
Alon U.S.A. Energy, Inc.	48,399	897,317
Amyris, Inc. (a)(d)	41,172	74,521
Anadarko Petroleum Corp.	677,726	48,511,627
Antero Resources Corp. (a)(d)	82,862	2,141,154
Apache Corp.	501,746	22,698,989
Approach Resources, Inc. (a)(d)	44,511	113,948
Arch Coal, Inc. (a)(d)	26,275	244,620
Ardmore Shipping Corp.	19,716	221,214
Barnwell Industries, Inc. (a)	2,847	6,548
Bill Barrett Corp. (a)(d)	57,665	315,428
Bonanza Creek Energy, Inc. (a)(d)	47,310	361,922
Cabot Oil & Gas Corp.	550,854	13,038,714
California Resources Corp.	396,361	1,537,881
Callon Petroleum Co. (a)(d)	103,916	952,910
Carrizo Oil & Gas, Inc. (a)	58,752	2,140,335
Ceres, Inc. (a)(d)	1,995	2,354
Cheniere Energy, Inc. (a)	293,703	18,253,641
Chesapeake Energy Corp. (d)	679,287	5,305,231
Chevron Corp.	2,508,662	203,176,535
Cimarex Energy Co.	128,520	14,202,745
Clayton Williams Energy, Inc. (a)(d)	7,754	394,524
Clean Energy Fuels Corp. (a)(d)	142,581	758,531
Cloud Peak Energy, Inc. (a)(d)	86,697	414,412
Cobalt International Energy, Inc. (a)(d)	401,284	3,214,285
Columbia Pipeline Group, Inc.	422,556	10,716,020
Comstock Resources, Inc. (d)	50,200	153,110
Concho Resources, Inc. (a)	161,709	17,490,445
ConocoPhillips Co.	1,643,360	80,771,144
CONSOL Energy, Inc. (d)	301,941	4,598,561
Contango Oil & Gas Co. (a)	29,433	274,021
Continental Resources, Inc. (a)(d)	114,814	3,685,529
CVR Energy, Inc. (d)	23,933	962,346
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Dakota Plains Holdings, Inc. (a)(d)	40,463	$ 33,584
Delek U.S. Holdings, Inc.	69,372	2,133,883
Denbury Resources, Inc. (d)	468,655	2,033,963
Devon Energy Corp.	526,060	22,441,720
DHT Holdings, Inc.	122,914	878,835
Diamondback Energy, Inc.	81,742	5,582,161
Eclipse Resources Corp. (a)(d)	76,688	295,249
Emerald Oil, Inc. (a)(d)	3,637	13,130
Energen Corp.	102,980	5,354,960
Energy XXI (Bermuda) Ltd. (d)	106,493	202,337
EOG Resources, Inc.	733,213	57,417,910
EP Energy Corp. (a)(d)	48,938	346,970
EQT Corp.	203,892	15,866,875
Escalera Resources Co. (a)	1,282	148
Evolution Petroleum Corp.	29,931	175,695
EXCO Resources, Inc. (d)	234,793	196,217
Exxon Mobil Corp.	5,577,976	419,686,914
FX Energy, Inc. (a)(d)	98,760	95,738
Gastar Exploration, Inc. (a)	74,542	122,994
Gevo, Inc. (a)(d)	21,621	52,107
Goodrich Petroleum Corp. (a)(d)	42,255	38,587
Green Plains, Inc.	43,197	918,368
Gulfport Energy Corp. (a)	152,147	5,451,427
Halcon Resources Corp. (a)(d)	641,369	737,574
Hallador Energy Co. (d)	19,418	156,121
Harvest Natural Resources, Inc. (a)(d)	51,649	76,957
Hess Corp.	330,649	19,657,083
HollyFrontier Corp.	259,811	12,174,743
Houston American Energy Corp. (a)	36,485	6,600
Isramco, Inc. (a)	123	16,113
Jones Energy, Inc. (a)(d)	48,096	285,209
Kinder Morgan, Inc.	2,309,129	74,838,871
Kosmos Energy Ltd. (a)(d)	171,095	1,197,665
Laredo Petroleum, Inc. (a)(d)	159,390	1,624,184
Lilis Energy, Inc. (a)	8,026	6,148
Lucas Energy, Inc. (a)	376	1,120
Magellan Petroleum Corp. (a)	4,486	7,716
Magnum Hunter Resources Corp. (a)(d)	251,745	201,396
Magnum Hunter Resources Corp. warrants 4/16/16 (a)	15,652	0
Marathon Oil Corp.	892,180	15,425,792
Marathon Petroleum Corp.	724,047	34,254,664
Matador Resources Co. (a)(d)	100,803	2,309,397
Memorial Resource Development Corp. (a)	96,320	1,869,571
Midstates Petroleum Co., Inc. (a)(d)	3,216	16,305
Murphy Oil Corp.	219,468	6,803,508
Newfield Exploration Co. (a)	216,602	7,215,013
Noble Energy, Inc.	578,716	19,334,902
Northern Oil & Gas, Inc. (a)(d)	93,777	565,475
Oasis Petroleum, Inc. (a)(d)	179,782	2,006,367

	Shares	Value
Occidental Petroleum Corp.	1,027,629	$ 75,027,193
ONEOK, Inc.	277,078	9,977,579
Pacific Ethanol, Inc. (a)(d)	28,969	205,101
Panhandle Royalty Co. Class A	17,964	315,448
Par Petroleum Corp. (a)(d)	33,374	645,453
Parsley Energy, Inc. Class A (a)(d)	103,701	1,783,657
PBF Energy, Inc. Class A (d)	113,570	3,398,014
PDC Energy, Inc. (a)(d)	53,784	3,021,585
Peabody Energy Corp. (d)	350,510	946,377
Penn Virginia Corp. (a)(d)	91,817	112,935
Petroquest Energy, Inc. (a)(d)	70,948	102,165
Phillips 66 Co.	723,196	57,183,108
Pioneer Natural Resources Co.	198,656	24,446,607
QEP Resources, Inc.	208,230	2,923,549
Range Resources Corp. (d)	224,880	8,684,866
Renewable Energy Group, Inc. (a)(d)	48,243	406,206
Resolute Energy Corp. (a)(d)	59,120	29,560
Rex American Resources Corp. (a)(d)	4,837	259,360
Rex Energy Corp. (a)(d)	63,386	218,682
Rice Energy, Inc. (a)	86,637	1,685,090
Ring Energy, Inc. (a)(d)	35,672	365,638
Royale Energy, Inc. (a)(d)	36,496	34,671
RSP Permian, Inc. (a)(d)	75,590	1,809,625
Sanchez Energy Corp. (a)(d)	73,315	472,149
SandRidge Energy, Inc. (a)(d)	475,629	253,558
Saratoga Resources, Inc. (a)	16,554	248
SemGroup Corp. Class A	56,834	3,125,870
SM Energy Co. (d)	87,704	3,218,737
Solazyme, Inc. (a)(d)	72,848	193,047
Southwestern Energy Co. (a)(d)	509,806	8,279,249
Spectra Energy Corp.	908,238	26,402,479
Stone Energy Corp. (a)	67,092	380,412
Swift Energy Co. (a)(d)	41,382	24,912
Synergy Resources Corp. (a)(d)	117,867	1,265,892
Syntroleum Corp. (a)(d)	15,037	0
Targa Resources Corp.	68,340	4,514,540
Teekay Corp.	68,637	2,523,096
Tengasco, Inc. (a)	12,601	2,646
Tesoro Corp.	166,907	15,357,113
The Williams Companies, Inc.	901,036	43,429,935
TransAtlantic Petroleum Ltd. (a)	18,382	55,697
Triangle Petroleum Corp. (a)(d)	83,126	335,829
U.S. Energy Corp. (a)	13,579	8,419
Ultra Petroleum Corp. (a)(d)	197,021	1,678,619
Uranium Energy Corp. (a)(d)	101,154	125,431
Uranium Resources, Inc. (a)(d)	26,282	22,603
VAALCO Energy, Inc. (a)	68,248	121,481
Valero Energy Corp.	677,566	40,206,766
Vertex Energy, Inc. (a)(d)	17,824	45,629
W&T Offshore, Inc. (d)	37,319	133,229
Warren Resources, Inc. (a)(d)	91,512	54,907
Western Refining, Inc. (d)	93,791	4,034,889
Westmoreland Coal Co. (a)(d)	23,319	353,982
Whiting Petroleum Corp. (a)	269,027	5,200,292
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	93,240	$ 3,603,726
WPX Energy, Inc. (a)	310,511	2,269,835
ZaZa Energy Corp. (a)(d)	1,943	952
Zion Oil & Gas, Inc. (a)(d)	27,782	41,395
Zion Oil & Gas, Inc. rights 9/30/15	5,556	0
		1,559,450,966
TOTAL ENERGY		1,912,546,424
FINANCIALS - 17.9%
Banks - 6.0%
1st Source Corp.	18,759	561,644
Access National Corp.	1,270	25,946
ACNB Corp.	3,789	77,599
American National Bankshares, Inc.	2,748	64,935
Ameris Bancorp	34,183	932,170
Ames National Corp.	2,652	62,773
Arrow Financial Corp.	16,134	444,169
Associated Banc-Corp.	184,412	3,385,804
Banc of California, Inc.	29,111	360,685
BancFirst Corp.	11,696	707,257
Bancorp, Inc., Delaware (a)	42,844	314,475
BancorpSouth, Inc.	112,604	2,675,471
Bank of America Corp.	14,031,438	229,273,697
Bank of Hawaii Corp.	64,151	3,981,211
Bank of Marin Bancorp	4,167	200,016
Bank of the Ozarks, Inc. (d)	100,972	4,220,630
BankUnited, Inc.	139,847	4,984,147
Banner Corp.	30,182	1,340,383
Bar Harbor Bankshares	4,029	133,602
BB&T Corp.	1,035,641	38,235,866
BBCN Bancorp, Inc.	115,823	1,685,225
BCB Bancorp, Inc.	2,814	32,361
Berkshire Hills Bancorp, Inc.	38,633	1,080,951
Blue Hills Bancorp, Inc.	33,928	480,081
BNC Bancorp	40,969	846,420
BOK Financial Corp. (d)	49,801	3,151,407
Boston Private Financial Holdings, Inc.	110,492	1,314,855
Bridge Bancorp, Inc.	12,821	337,962
Bryn Mawr Bank Corp.	22,435	665,871
BSB Bancorp, Inc. (a)	6,958	145,561
C & F Financial Corp.	1,992	72,688
Camden National Corp.	5,346	213,893
Capital Bank Financial Corp. Series A (a)(d)	112,359	3,457,286
Capital City Bank Group, Inc.	7,146	106,761
Cardinal Financial Corp.	39,218	874,954
Cascade Bancorp (a)	23,889	129,239
Cathay General Bancorp	106,141	3,144,958

	Shares	Value
Centerstate Banks of Florida, Inc.	52,353	$ 723,518
Central Pacific Financial Corp.	36,476	756,512
Central Valley Community Bancorp	3,159	36,486
Century Bancorp, Inc. Class A (non-vtg.)	686	28,599
Chemical Financial Corp.	51,333	1,639,576
CIT Group, Inc.	228,137	9,910,271
Citigroup, Inc.	4,057,434	216,991,570
Citizens & Northern Corp.	8,777	175,364
Citizens Financial Group, Inc.	534,640	13,269,765
City Holding Co. (d)	22,173	1,055,878
City National Corp.	62,607	5,495,642
CNB Financial Corp., Pennsylvania	7,083	120,765
CoBiz, Inc.	39,972	514,839
Columbia Banking Systems, Inc.	85,736	2,598,658
Comerica, Inc.	245,900	10,819,600
Commerce Bancshares, Inc.	124,095	5,560,697
Community Bank System, Inc.	68,432	2,440,285
Community Trust Bancorp, Inc.	24,944	875,534
CommunityOne Bancorp (a)	6,555	69,024
ConnectOne Bancorp, Inc.	31,688	606,825
CU Bancorp (a)	6,814	146,978
Cullen/Frost Bankers, Inc.	71,142	4,600,042
Customers Bancorp, Inc. (a)	31,152	763,536
CVB Financial Corp.	125,947	2,046,639
Eagle Bancorp, Inc. (a)	36,531	1,531,014
East West Bancorp, Inc.	211,572	8,549,625
Eastern Virginia Bankshares, Inc.	969	6,366
Enterprise Bancorp, Inc.	803	17,578
Enterprise Financial Services Corp.	18,919	452,353
Farmers Capital Bank Corp. (a)	6,822	176,963
Farmers National Banc Corp.	14,652	121,758
FCB Financial Holdings, Inc. Class A	21,708	715,930
Fidelity Southern Corp.	14,709	283,810
Fifth Third Bancorp	1,056,706	21,049,584
Financial Institutions, Inc.	12,700	314,579
First Bancorp, North Carolina	13,154	223,881
First Bancorp, Puerto Rico (a)(d)	140,999	565,406
First Busey Corp.	75,611	483,910
First Business Finance Services, Inc.	3,936	88,284
First Citizen Bancshares, Inc.	12,718	3,016,455
First Commonwealth Financial Corp.	101,457	897,894
First Community Bancshares, Inc.	12,848	227,538
First Connecticut Bancorp, Inc.	11,897	202,249
First Financial Bancorp, Ohio	94,231	1,737,620
First Financial Bankshares, Inc. (d)	87,696	2,730,853
First Financial Corp., Indiana	11,757	386,688
First Horizon National Corp.	287,965	4,184,131
First Internet Bancorp (d)	2,571	80,575
First Interstate Bancsystem, Inc.	19,621	523,488
First Merchants Corp.	47,608	1,238,760
First Midwest Bancorp, Inc., Delaware	122,035	2,152,697
First NBC Bank Holding Co. (a)	23,508	822,780
First Niagara Financial Group, Inc. (d)	529,611	4,898,902
First of Long Island Corp.	10,890	278,022
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
First Republic Bank	174,242	$ 10,508,535
First Security Group, Inc. (a)	16,959	42,228
First United Corp. (a)	3,018	24,567
FirstMerit Corp.	250,282	4,495,065
Flushing Financial Corp.	47,044	938,528
FNB Corp., Pennsylvania	219,763	2,760,223
Fulton Financial Corp. (d)	224,854	2,734,225
German American Bancorp, Inc.	8,927	258,704
Glacier Bancorp, Inc.	110,270	2,868,123
Great Southern Bancorp, Inc.	9,431	379,786
Great Western Bancorp, Inc.	68,399	1,721,603
Green Bancorp, Inc.	4,704	56,260
Guaranty Bancorp	16,534	265,205
Hampton Roads Bankshares, Inc. (a)(d)	89,921	164,555
Hancock Holding Co.	109,529	3,075,574
Hanmi Financial Corp.	38,186	925,629
Heartland Financial U.S.A., Inc.	17,618	640,767
Heritage Commerce Corp.	14,712	155,653
Heritage Financial Corp., Washington	37,277	660,548
Heritage Oaks Bancorp	12,552	97,529
Hilltop Holdings, Inc. (a)	103,072	2,128,437
Home Bancshares, Inc.	95,737	3,649,494
HomeTrust Bancshares, Inc. (a)	24,994	454,641
Horizon Bancorp Industries	6,951	164,252
Huntington Bancshares, Inc.	1,008,539	11,003,160
IBERIABANK Corp.	43,294	2,636,605
Independent Bank Corp.	21,519	302,772
Independent Bank Corp., Massachusetts	37,631	1,704,308
Independent Bank Group, Inc.	7,024	297,747
International Bancshares Corp.	86,896	2,228,882
Investors Bancorp, Inc.	472,999	5,571,928
JPMorgan Chase & Co.	4,955,065	317,619,667
KeyCorp	1,119,570	15,382,892
Lakeland Bancorp, Inc.	36,182	400,173
Lakeland Financial Corp.	23,917	982,750
LegacyTexas Financial Group, Inc. (d)	56,071	1,587,931
M&T Bank Corp.	175,481	20,748,873
Macatawa Bank Corp.	22,839	118,763
MainSource Financial Group, Inc.	22,305	461,937
MB Financial, Inc. (d)	91,216	3,004,655
MBT Financial Corp. (a)	1,650	10,857
Mercantile Bank Corp.	15,647	317,634
Merchants Bancshares, Inc.	5,246	151,137
Metro Bancorp, Inc.	17,759	508,618
Midsouth Bancorp, Inc.	7,208	100,191
MidWestOne Financial Group, Inc.	9,068	264,514
Monarch Financial Holdings, Inc.	3,620	45,214
MutualFirst Financial, Inc.	20,181	473,446
National Bank Holdings Corp.	141,292	2,849,860
National Bankshares, Inc. (d)	5,803	184,361
National Penn Bancshares, Inc.	233,564	2,806,271

	Shares	Value
NBT Bancorp, Inc.	73,876	$ 1,913,388
NewBridge Bancorp	30,468	254,408
Northrim Bancorp, Inc.	2,935	79,773
OFG Bancorp (d)	53,595	463,061
Old National Bancorp, Indiana	151,814	2,095,033
Old Second Bancorp, Inc. (a)	18,605	115,909
Opus Bank	7,609	279,935
Orrstown Financial Services, Inc.	5,669	98,697
Pacific Continental Corp.	13,395	173,063
Pacific Mercantile Bancorp (a)	10,321	74,414
Pacific Premier Bancorp, Inc. (a)	17,115	321,077
PacWest Bancorp (d)	124,220	5,296,741
Park National Corp. (d)	20,366	1,715,021
Park Sterling Corp.	35,080	252,927
Peapack-Gladstone Financial Corp.	15,817	335,637
Penns Woods Bancorp, Inc.	3,854	165,298
Peoples Bancorp, Inc.	18,799	413,202
Peoples Financial Corp., Mississippi (a)	2,667	26,217
Peoples Financial Services Corp. (d)	12,111	432,968
Peoples United Financial, Inc.	460,969	7,145,020
Pinnacle Financial Partners, Inc.	43,042	2,041,052
PNC Financial Services Group, Inc.	698,994	63,692,333
Popular, Inc. (a)	136,656	4,012,220
Preferred Bank, Los Angeles	11,618	356,092
Premier Financial Bancorp, Inc.	115	1,778
PrivateBancorp, Inc.	92,031	3,483,373
Prosperity Bancshares, Inc.	82,842	4,280,446
QCR Holdings, Inc.	6,184	134,255
Regions Financial Corp.	1,757,603	16,855,413
Renasant Corp.	45,616	1,429,605
Republic Bancorp, Inc., Kentucky Class A	18,205	454,943
Royal Bancshares of Pennsylvania, Inc. Class A (a)	5,400	11,394
S&T Bancorp, Inc.	36,971	1,106,172
Sandy Spring Bancorp, Inc.	32,831	842,772
Seacoast Banking Corp., Florida (a)	23,091	359,296
ServisFirst Bancshares, Inc.	3,027	113,482
Shore Bancshares, Inc.	2,958	28,633
Sierra Bancorp	3,618	61,506
Signature Bank (a)	67,430	9,001,231
Simmons First National Corp. Class A	28,831	1,264,816
South State Corp. (d)	33,608	2,525,641
Southern National Bancorp of Virginia, Inc.	3,574	40,672
Southside Bancshares, Inc. (d)	31,211	812,734
Southwest Bancorp, Inc., Oklahoma	15,446	257,639
Square 1 Financial, Inc. Class A (a)	7,297	183,957
State Bank Financial Corp.	47,317	955,803
Sterling Bancorp	186,202	2,612,414
Stock Yards Bancorp, Inc.	13,476	474,894
Stonegate Bank	14,759	460,186
Suffolk Bancorp	15,697	418,482
Sun Bancorp, Inc. (a)	9,760	193,834
SunTrust Banks, Inc.	685,168	27,660,232
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SVB Financial Group (a)	68,034	$ 8,509,693
Synovus Financial Corp.	198,807	6,049,697
TCF Financial Corp.	219,604	3,408,254
Texas Capital Bancshares, Inc. (a)(d)	58,898	3,172,246
The First Bancorp, Inc.	2,896	53,721
Tompkins Financial Corp.	18,872	990,591
TowneBank	64,069	1,176,307
Trico Bancshares	23,651	561,475
TriState Capital Holdings, Inc. (a)	18,465	231,366
Triumph Bancorp, Inc.	6,307	91,262
Trustmark Corp.	94,171	2,168,758
U.S. Bancorp	2,389,583	101,198,840
UMB Financial Corp. (d)	60,645	3,040,134
Umpqua Holdings Corp. (d)	368,620	6,159,640
Union Bankshares Corp.	63,353	1,495,131
United Bankshares, Inc., West Virginia (d)	94,604	3,540,082
United Community Bank, Inc.	53,258	1,042,259
Univest Corp. of Pennsylvania	24,791	479,706
Valley National Bancorp	247,734	2,343,564
Washington Trust Bancorp, Inc.	16,060	620,077
Webster Financial Corp.	155,515	5,502,121
Wells Fargo & Co.	6,264,433	334,082,212
WesBanco, Inc.	49,328	1,518,809
West Bancorp., Inc.	59,222	1,067,773
Westamerica Bancorp. (d)	45,279	2,043,894
Westbury Bancorp, Inc. (a)	4,860	84,613
Western Alliance Bancorp. (a)	115,909	3,537,543
Wilshire Bancorp, Inc.	110,533	1,180,492
Wintrust Financial Corp.	65,304	3,330,504
Yadkin Financial Corp.	26,614	554,103
Your Community Bankshares, Inc.	385	11,446
Zions Bancorporation	288,701	8,372,329
		1,755,262,257
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	70,952	13,228,291
Ameriprise Financial, Inc.	240,334	27,078,432
Arlington Asset Investment Corp. (d)	25,721	428,255
Artisan Partners Asset Management, Inc. (d)	43,398	1,773,676
Ashford, Inc. (a)	1,254	91,856
Bank of New York Mellon Corp.	1,495,796	59,532,681
BGC Partners, Inc. Class A	270,826	2,375,144
BlackRock, Inc. Class A	169,277	51,201,214
Calamos Asset Management, Inc. Class A	22,184	234,263
Charles Schwab Corp.	1,544,689	46,927,652
Cohen & Steers, Inc.	29,933	897,391
Cowen Group, Inc. Class A (a)(d)	109,203	577,684
Diamond Hill Investment Group, Inc.	4,042	787,058

	Shares	Value
E*TRADE Financial Corp. (a)	392,699	$ 10,324,057
Eaton Vance Corp. (non-vtg.) (d)	172,774	5,990,075
Evercore Partners, Inc. Class A	47,875	2,507,693
FBR & Co.	6,019	132,057
Federated Investors, Inc. Class B (non-vtg.)	132,184	4,097,704
Financial Engines, Inc. (d)	75,157	2,439,596
Franklin Resources, Inc.	525,273	21,315,578
FXCM, Inc. Class A (d)	51,378	54,974
GAMCO Investors, Inc. Class A	6,083	355,856
Goldman Sachs Group, Inc.	532,331	100,397,627
Greenhill & Co., Inc.	34,523	1,212,103
HFF, Inc.	41,013	1,490,002
Institutional Financial Markets, Inc.	6,881	9,565
Interactive Brokers Group, Inc.	72,511	2,894,639
INTL FCStone, Inc. (a)(d)	19,656	520,098
Invesco Ltd.	576,044	19,648,861
Investment Technology Group, Inc. (d)	55,680	914,266
Janus Capital Group, Inc. (d)	187,399	2,788,497
KCG Holdings, Inc. Class A (a)	107,133	1,232,030
Ladenburg Thalmann Financial Services, Inc. (a)(d)	146,974	383,602
Lazard Ltd. Class A	180,170	8,959,854
Legg Mason, Inc.	127,616	5,657,217
LPL Financial (d)	96,918	3,898,042
Manning & Napier, Inc. Class A	21,800	208,626
Moelis & Co. Class A	17,990	490,767
Morgan Stanley	2,040,311	70,288,714
Northern Trust Corp.	294,624	20,576,540
NorthStar Asset Management Group, Inc.	259,014	4,351,435
Oppenheimer Holdings, Inc. Class A (non-vtg.)	13,547	270,263
Piper Jaffray Companies (a)(d)	20,940	876,548
Pzena Investment Management, Inc.	4,972	50,267
Raymond James Financial, Inc.	181,475	9,616,360
RCS Capital Corp. Class A (a)(d)	51,974	106,027
Safeguard Scientifics, Inc. (a)(d)	26,745	468,038
SEI Investments Co.	174,862	8,844,520
Silvercrest Asset Management Group Class A	6,008	70,714
State Street Corp.	548,301	39,433,808
Stifel Financial Corp. (a)	88,484	4,123,354
T. Rowe Price Group, Inc.	350,946	25,225,998
TD Ameritrade Holding Corp.	362,083	12,115,297
U.S. Global Investments, Inc. Class A	7,637	15,656
Vector Capital Corp. rights (a)	4,280	0
Virtu Financial, Inc. Class A	31,929	751,609
Virtus Investment Partners, Inc.	8,765	1,008,501
Waddell & Reed Financial, Inc. Class A (d)	111,918	4,372,636
Walter Investment Management Corp. (a)(d)	49,597	815,375
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Westwood Holdings Group, Inc.	9,364	$ 519,796
WisdomTree Investments, Inc. (d)	146,939	2,755,106
		609,713,545
Consumer Finance - 0.8%
Ally Financial, Inc. (a)	577,937	12,633,703
American Express Co.	1,168,035	89,611,645
Asta Funding, Inc. (a)	4,468	39,631
Atlanticus Holdings Corp. (a)	35,598	140,256
Capital One Financial Corp.	732,189	56,927,695
Cash America International, Inc. (d)	36,022	994,207
Consumer Portfolio Services, Inc. (a)	11,930	68,359
Credit Acceptance Corp. (a)(d)	13,731	2,798,515
Discover Financial Services	584,924	31,427,967
Encore Capital Group, Inc. (a)(d)	29,815	1,211,383
Enova International, Inc. (a)	32,960	428,480
EZCORP, Inc. (non-vtg.) Class A (a)(d)	64,428	407,185
First Cash Financial Services, Inc. (a)	42,812	1,766,851
First Marblehead Corp. (a)(d)	5,188	20,129
Green Dot Corp. Class A (a)	54,122	957,418
Imperial Holdings, Inc. (a)(d)	20,885	116,329
Imperial Holdings, Inc. warrants 4/11/19	1,880	407
J.G. Wentworth Co. (a)(d)	8,584	46,268
Navient Corp.	519,922	6,649,802
Nelnet, Inc. Class A	26,589	1,001,076
Nicholas Financial, Inc. (a)	5,705	70,628
PRA Group, Inc. (a)(d)	66,508	3,544,211
Regional Management Corp. (a)	12,187	201,086
Santander Consumer U.S.A. Holdings, Inc. (a)	144,316	3,241,337
SLM Corp. (a)	610,909	5,180,508
Springleaf Holdings, Inc. (a)	61,722	2,762,677
Synchrony Financial (d)	185,796	6,121,978
World Acceptance Corp. (a)(d)	15,268	573,771
		228,943,502
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	2,433,677	326,210,065
CBOE Holdings, Inc.	109,590	6,932,663
CME Group, Inc.	426,044	40,235,595
Gain Capital Holdings, Inc.	23,374	193,069
IntercontinentalExchange Group, Inc.	148,606	33,943,096
Leucadia National Corp.	431,178	9,253,080
MarketAxess Holdings, Inc.	48,799	4,412,406
Marlin Business Services Corp.	13,319	182,737
McGraw Hill Financial, Inc.	368,279	35,719,380
Moody's Corp.	237,456	24,294,123
MSCI, Inc. Class A	147,156	8,905,881
NewStar Financial, Inc. (a)	27,065	308,270
On Deck Capital, Inc. (d)	15,948	147,200
PHH Corp. (a)	72,291	1,171,114
PICO Holdings, Inc. (a)	29,880	386,946

	Shares	Value
Resource America, Inc. Class A	9,127	$ 69,274
The NASDAQ OMX Group, Inc.	155,180	7,943,664
Voya Financial, Inc.	287,295	12,376,669
		512,685,232
Insurance - 3.1%
ACE Ltd. (d)	433,292	44,265,111
AFLAC, Inc.	573,983	33,635,404
Alleghany Corp. (a)	23,047	10,827,250
Allied World Assur Co. Holdings AG	118,191	4,720,549
Allstate Corp.	545,182	31,773,207
AMBAC Financial Group, Inc. (a)	65,156	1,058,785
American Equity Investment Life Holding Co. (d)	107,667	2,612,001
American Financial Group, Inc.	90,622	6,258,355
American International Group, Inc.	1,768,510	106,711,893
American National Insurance Co.	13,392	1,329,692
Amerisafe, Inc.	28,834	1,347,701
AmTrust Financial Services, Inc. (d)	40,202	2,337,746
Aon PLC	372,637	34,819,201
Arch Capital Group Ltd. (a)	172,652	11,788,679
Argo Group International Holdings, Ltd.	36,048	2,017,967
Arthur J. Gallagher & Co.	215,214	9,409,156
Aspen Insurance Holdings Ltd.	82,529	3,788,906
Assurant, Inc.	95,115	7,071,800
Assured Guaranty Ltd.	208,257	5,260,572
Axis Capital Holdings Ltd.	130,874	7,328,944
Baldwin & Lyons, Inc. Class B	6,073	139,193
Brown & Brown, Inc.	150,525	4,825,832
Cincinnati Financial Corp.	214,592	11,229,599
Citizens, Inc. Class A (a)(d)	44,045	277,043
CNA Financial Corp.	78,416	2,821,408
CNO Financial Group, Inc.	273,436	4,891,770
Crawford & Co. Class B	22,758	145,196
Donegal Group, Inc. Class A	8,008	114,434
eHealth, Inc. (a)	26,343	393,564
EMC Insurance Group	8,724	199,605
Employers Holdings, Inc.	40,969	903,366
Endurance Specialty Holdings Ltd.	82,043	5,230,241
Enstar Group Ltd. (a)	15,223	2,224,233
Erie Indemnity Co. Class A	38,007	3,115,434
Everest Re Group Ltd.	57,174	10,051,761
FBL Financial Group, Inc. Class A	14,669	836,720
Federated National Holding Co.	19,431	425,733
Fidelity & Guaranty Life	19,773	487,602
First Acceptance Corp. (a)	4,055	11,841
First American Financial Corp.	139,081	5,404,688
FNF Group	368,445	13,415,082
FNFV Group (a)(d)	119,032	1,722,393
Genworth Financial, Inc. Class A (a)	663,907	3,439,038
Global Indemnity PLC (a)	13,709	367,950
Greenlight Capital Re, Ltd. (a)	35,373	902,012
Hallmark Financial Services, Inc. (a)	10,337	118,772
Hanover Insurance Group, Inc.	63,275	4,992,398
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc.	552,197	$ 25,373,452
HCC Insurance Holdings, Inc.	125,605	9,705,498
HCI Group, Inc.	9,511	378,062
Health Insurance Innovations, Inc. (a)(d)	4,900	25,382
Heritage Insurance Holdings, Inc. (a)	3,220	56,575
Horace Mann Educators Corp.	55,232	1,834,807
Independence Holding Co.	16,014	197,132
Infinity Property & Casualty Corp.	13,372	1,033,388
Investors Title Co.	1,086	77,649
James River Group Holdings Ltd.	11,476	316,738
Kansas City Life Insurance Co.	2,863	132,442
Kemper Corp.	64,855	2,297,164
Lincoln National Corp.	338,144	17,174,334
Loews Corp.	421,069	15,347,965
Maiden Holdings Ltd.	73,970	1,059,990
Markel Corp. (a)(d)	18,562	15,290,448
Marsh & McLennan Companies, Inc.	717,448	38,548,481
MBIA, Inc. (a)(d)	228,577	1,604,611
Mercury General Corp.	50,517	2,569,295
MetLife, Inc.	1,489,107	74,604,261
National General Holdings Corp.	96,033	1,760,285
National Interstate Corp.	15,961	442,120
National Western Life Insurance Co. Class A	3,282	746,392
Navigators Group, Inc. (a)	15,156	1,152,614
Old Republic International Corp.	306,111	4,809,004
OneBeacon Insurance Group Ltd.	32,052	463,151
PartnerRe Ltd.	64,815	8,971,044
Patriot National, Inc.	7,857	127,755
Phoenix Companies, Inc. (a)	7,382	119,958
Primerica, Inc. (d)	65,762	2,794,227
Principal Financial Group, Inc.	364,342	18,344,620
ProAssurance Corp.	69,301	3,342,387
Progressive Corp.	693,539	20,778,428
Prudential Financial, Inc.	605,780	48,886,446
Reinsurance Group of America, Inc.	91,293	8,296,708
RenaissanceRe Holdings Ltd.	65,324	6,659,782
RLI Corp.	47,515	2,476,007
Safety Insurance Group, Inc.	14,899	783,389
Selective Insurance Group, Inc.	74,920	2,271,574
StanCorp Financial Group, Inc.	60,296	6,856,258
State Auto Financial Corp.	21,317	466,842
State National Companies, Inc.	40,781	387,420
Stewart Information Services Corp.	27,370	1,060,314
Symetra Financial Corp.	126,176	3,970,759
The Chubb Corp.	306,466	37,024,157
The Travelers Companies, Inc.	421,596	41,969,882
Third Point Reinsurance Ltd. (a)	78,596	1,099,558
Torchmark Corp.	173,559	10,146,259
United Fire Group, Inc.	24,829	824,323
United Insurance Holdings Corp. (d)	21,251	279,238

	Shares	Value
Universal Insurance Holdings, Inc. (d)	38,239	$ 941,827
Unum Group	327,044	10,969,056
Validus Holdings Ltd.	125,147	5,541,509
W.R. Berkley Corp.	139,886	7,593,012
White Mountains Insurance Group Ltd.	8,265	5,945,097
Willis Group Holdings PLC	232,604	10,022,906
XL Group PLC Class A	405,616	15,125,421
		908,127,230
Real Estate Investment Trusts - 3.8%
Acadia Realty Trust (SBI)	120,965	3,574,516
AG Mortgage Investment Trust, Inc. (d)	28,740	475,072
Agree Realty Corp.	17,794	506,239
Alexanders, Inc.	4,583	1,663,629
Alexandria Real Estate Equities, Inc.	95,330	8,197,427
Altisource Residential Corp. Class B	74,457	1,136,958
American Assets Trust, Inc.	51,834	1,996,646
American Campus Communities, Inc.	153,155	5,245,559
American Capital Agency Corp.	475,099	9,088,644
American Capital Mortgage Investment Corp.	77,847	1,188,724
American Homes 4 Rent Class A	204,251	3,263,931
American Residential Properties, Inc. (d)	37,789	640,524
American Tower Corp.	562,038	51,814,283
Annaly Capital Management, Inc. (d)	1,225,490	12,328,429
Anworth Mortgage Asset Corp.	251,516	1,265,125
Apartment Investment & Management Co. Class A	199,061	7,172,168
Apollo Commercial Real Estate Finance, Inc.	62,598	1,024,729
Apollo Residential Mortgage, Inc.	39,031	544,873
Arbor Realty Trust, Inc.	48,156	307,717
Ares Commercial Real Estate Corp.	39,618	496,017
Armada Hoffler Properties, Inc.	22,245	222,005
Armour Residential REIT, Inc.	61,211	1,308,079
Ashford Hospitality Prime, Inc.	37,189	514,324
Ashford Hospitality Trust, Inc.	100,347	776,686
AvalonBay Communities, Inc.	173,605	28,655,241
BioMed Realty Trust, Inc. (d)	269,080	4,977,980
Blackstone Mortgage Trust, Inc.	119,369	3,305,328
Bluerock Residental Growth (REIT), Inc.	11,697	131,357
Boston Properties, Inc.	202,664	22,978,044
Brandywine Realty Trust (SBI)	245,200	2,971,824
Brixmor Property Group, Inc.	216,783	4,946,988
BRT Realty Trust (a)	189,164	1,327,931
Camden Property Trust (SBI) (d)	112,265	8,086,448
Campus Crest Communities, Inc. (d)	86,404	446,709
Capstead Mortgage Corp. (d)	129,311	1,347,421
Care Capital Properties, Inc. (d)	108,761	3,457,512
CareTrust (REIT), Inc.	70,605	791,482
CatchMark Timber Trust, Inc.	35,261	355,078
CBL & Associates Properties, Inc.	216,304	3,218,604
Cedar Shopping Centers, Inc.	134,023	838,984
Chambers Street Properties	312,279	2,114,129
Chatham Lodging Trust	57,137	1,311,294
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cherry Hill Mortgage Investment Corp.	2,726	$ 44,052
Chesapeake Lodging Trust	72,347	2,091,552
Chimera Investment Corp.	263,589	3,692,882
CIM Commercial Trust Corp.	4,057	61,261
City Office (REIT), Inc.	19,500	218,400
Colony Financial, Inc. (d)	142,506	3,093,805
Columbia Property Trust, Inc.	174,483	3,730,447
Communications Sales & Leasing, Inc. (d)	157,969	3,175,177
Condor Hospitality Trust, Inc. (a)	703	956
CorEnergy Infrastructure Trust, Inc.	69,098	354,473
Coresite Realty Corp.	33,471	1,629,703
Corporate Office Properties Trust (SBI)	143,522	3,018,268
Corrections Corp. of America	154,168	4,529,456
Cousins Properties, Inc.	284,086	2,605,069
Crown Castle International Corp.	447,890	37,349,547
CubeSmart	223,547	5,653,504
CyrusOne, Inc.	85,958	2,721,430
CYS Investments, Inc. (d)	197,203	1,540,155
DCT Industrial Trust, Inc. (d)	102,100	3,278,431
DDR Corp. (d)	389,458	5,954,813
DiamondRock Hospitality Co. (d)	260,672	3,065,503
Digital Realty Trust, Inc. (d)	183,791	11,637,646
Douglas Emmett, Inc.	203,089	5,611,349
Duke Realty LP	473,306	8,547,906
DuPont Fabros Technology, Inc.	100,616	2,689,466
Dynex Capital, Inc. (d)	68,104	456,297
Easterly Government Properties, Inc.	21,223	332,777
EastGroup Properties, Inc. (d)	46,143	2,491,722
Education Realty Trust, Inc.	59,856	1,750,788
Ellington Residential Mortgage REIT	7,146	92,898
Empire State Realty Trust, Inc.	146,821	2,379,968
EPR Properties	75,645	3,849,574
Equinix, Inc.	75,000	20,232,750
Equity Commonwealth (a)	171,056	4,394,429
Equity Lifestyle Properties, Inc.	120,671	6,728,615
Equity One, Inc.	158,194	3,719,141
Equity Residential (SBI)	481,537	34,309,511
Essex Property Trust, Inc. (d)	86,351	18,532,652
Extra Space Storage, Inc.	163,851	12,039,771
Federal Realty Investment Trust (SBI)	90,487	11,680,062
FelCor Lodging Trust, Inc.	200,216	1,615,743
First Industrial Realty Trust, Inc.	150,659	2,921,278
First Potomac Realty Trust	85,240	895,872
Five Oaks Investment Corp.	4,880	30,793
Franklin Street Properties Corp.	139,951	1,456,890
Gaming & Leisure Properties	121,458	3,757,911
General Growth Properties, Inc.	833,252	21,147,936
Getty Realty Corp.	36,809	580,110
Gladstone Commercial Corp.	19,665	283,176
Gladstone Land Corp.	8,000	73,040
Government Properties Income Trust (d)	79,105	1,253,023

	Shares	Value
Gramercy Property Trust, Inc.	71,955	$ 1,590,925
Great Ajax Corp. (d)	3,455	44,259
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,730	717,247
Hatteras Financial Corp.	121,103	1,965,502
HCP, Inc. (d)	609,968	22,605,414
Health Care REIT, Inc. (d)	465,114	29,464,972
Healthcare Realty Trust, Inc.	119,232	2,730,413
Healthcare Trust of America, Inc.	207,814	4,989,614
Hersha Hospitality Trust (d)	71,283	1,742,157
Highwoods Properties, Inc. (SBI) (d)	117,102	4,442,850
Home Properties, Inc.	74,137	5,501,707
Hospitality Properties Trust (SBI)	205,814	5,293,536
Host Hotels & Resorts, Inc.	1,003,018	17,783,509
Hudson Pacific Properties, Inc.	93,277	2,648,134
Independence Realty Trust, Inc. (d)	29,371	217,639
InfraReit, Inc.	27,887	785,856
Inland Real Estate Corp.	134,174	1,128,403
Invesco Mortgage Capital, Inc. (d)	162,908	2,215,549
Investors Real Estate Trust	148,410	992,863
Iron Mountain, Inc. (d)	249,818	7,079,842
iStar Financial, Inc. (a)(d)	102,599	1,279,410
JAVELIN Mortgage Investment Corp.	12,977	84,221
Kilroy Realty Corp.	122,555	7,948,917
Kimco Realty Corp.	537,687	12,393,685
Kite Realty Group Trust (d)	145,444	3,419,388
Ladder Capital Corp. Class A	28,656	446,460
Lamar Advertising Co. Class A	105,766	5,641,558
LaSalle Hotel Properties (SBI)	151,248	4,758,262
Lexington Corporate Properties Trust	259,496	2,094,133
Liberty Property Trust (SBI) (d)	189,993	5,840,385
LTC Properties, Inc.	62,032	2,530,285
Mack-Cali Realty Corp.	122,465	2,293,769
Medical Properties Trust, Inc.	310,948	3,628,763
MFA Financial, Inc.	486,658	3,460,138
Mid-America Apartment Communities, Inc.	102,000	8,016,180
Monmouth Real Estate Investment Corp. Class A (d)	72,144	686,811
Monogram Residential Trust, Inc. (d)	209,687	1,941,702
National Health Investors, Inc.	42,355	2,333,761
National Retail Properties, Inc. (d)	191,189	6,643,818
National Storage Affiliates Trust	21,263	275,143
New Residential Investment Corp.	299,514	4,241,118
New Senior Investment Group, Inc.	149,321	1,700,766
New York (REIT), Inc.	231,906	2,221,659
New York Mortgage Trust, Inc. (d)	125,316	819,567
Newcastle Investment Corp.	86,128	422,027
NexPoint Residential Trust, Inc.	24,806	306,354
NorthStar Realty Finance Corp.	353,036	4,960,156
Omega Healthcare Investors, Inc. (d)	234,896	7,934,787
One Liberty Properties, Inc. (d)	14,003	305,685
Orchid Island Capital, Inc. (d)	20,507	186,409
Outfront Media, Inc.	181,917	4,116,782
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Owens Realty Mortgage, Inc. (d)	54,252	$ 745,965
Paramount Group, Inc. (d)	187,485	3,082,253
Parkway Properties, Inc.	135,012	2,138,590
Pebblebrook Hotel Trust (d)	95,282	3,626,433
Pennsylvania Real Estate Investment Trust (SBI)	85,180	1,689,971
PennyMac Mortgage Investment Trust	97,201	1,464,819
Physicians Realty Trust	119,526	1,733,127
Piedmont Office Realty Trust, Inc. Class A	209,992	3,561,464
Plum Creek Timber Co., Inc. (d)	237,621	9,146,032
Post Properties, Inc.	73,877	4,089,831
Potlatch Corp.	53,054	1,751,843
Power (REIT) (a)	718	3,304
Preferred Apartment Communities, Inc. Class A	14,615	149,219
Prologis, Inc.	691,583	26,280,154
PS Business Parks, Inc.	31,822	2,321,733
Public Storage	192,866	38,818,140
QTS Realty Trust, Inc. Class A	39,765	1,598,155
RAIT Financial Trust	116,629	605,305
Ramco-Gershenson Properties Trust (SBI)	128,503	1,991,797
Rayonier, Inc.	162,390	3,734,970
Realty Income Corp.	303,861	13,579,548
Redwood Trust, Inc.	103,397	1,508,562
Regency Centers Corp.	133,864	7,939,474
Resource Capital Corp.	162,377	526,101
Retail Opportunity Investments Corp.	124,994	1,991,154
Retail Properties America, Inc.	311,497	4,251,934
Rexford Industrial Realty, Inc.	67,185	868,030
RLJ Lodging Trust (d)	176,982	4,874,084
Rouse Properties, Inc. (d)	48,259	749,945
Ryman Hospitality Properties, Inc.	67,021	3,433,486
Sabra Health Care REIT, Inc.	99,253	2,379,094
Saul Centers, Inc.	18,038	889,995
Select Income REIT	51,776	960,445
Senior Housing Properties Trust (SBI)	314,246	4,933,662
Silver Bay Realty Trust Corp.	47,769	748,063
Simon Property Group, Inc.	412,338	73,940,450
SL Green Realty Corp.	127,253	13,171,958
SoTHERLY Hotels, Inc.	2,721	17,687
Sovran Self Storage, Inc.	53,074	4,762,330
Spirit Realty Capital, Inc.	563,256	5,407,258
Stag Industrial, Inc.	92,815	1,583,424
Starwood Property Trust, Inc.	303,635	6,461,353
Starwood Waypoint Residential	44,074	1,061,743
Store Capital Corp. (d)	86,438	1,742,590
Strategic Hotel & Resorts, Inc. (a)(d)	381,656	5,148,539
Summit Hotel Properties, Inc.	103,133	1,251,003
Sun Communities, Inc.	74,559	4,861,992
Sunstone Hotel Investors, Inc.	263,737	3,647,483
Tanger Factory Outlet Centers, Inc.	125,594	3,973,794

	Shares	Value
Taubman Centers, Inc.	81,539	$ 5,625,376
Terreno Realty Corp.	58,086	1,181,469
The GEO Group, Inc.	101,971	3,062,189
The Macerich Co.	187,597	14,291,139
Trade Street Residential, Inc.	10,637	70,098
Two Harbors Investment Corp.	497,543	4,706,757
UDR, Inc.	326,669	10,551,409
UMH Properties, Inc.	13,625	127,394
United Development Funding IV (d)	104,924	1,834,072
Universal Health Realty Income Trust (SBI)	15,817	727,582
Urban Edge Properties	114,433	2,392,794
Urstadt Biddle Properties, Inc. Class A	35,437	635,385
Ventas, Inc.	435,044	23,936,121
VEREIT, Inc.	1,212,345	9,868,488
Vornado Realty Trust	231,740	20,205,411
Washington REIT (SBI)	91,707	2,255,992
Weingarten Realty Investors (SBI)	140,335	4,440,199
Western Asset Mortgage Capital Corp. (d)	46,434	593,427
Weyerhaeuser Co. (d)	690,126	19,282,120
Whitestone REIT Class B	26,734	305,302
WP Carey, Inc. (d)	142,219	8,173,326
WP Glimcher, Inc.	269,386	3,262,264
Xenia Hotels & Resorts, Inc. (d)	143,696	2,658,376
ZAIS Financial Corp.	6,000	88,560
		1,121,662,662
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	59,705	2,019,820
Altisource Portfolio Solutions SA (a)(d)	18,423	495,763
AV Homes, Inc. (a)	12,051	170,401
CBRE Group, Inc. (a)	366,433	11,733,185
Consolidated-Tomoka Land Co. (d)	6,987	383,796
Forest City Enterprises, Inc. Class A (a)	253,220	5,451,827
Forestar Group, Inc. (a)(d)	38,487	497,637
FRP Holdings, Inc. (a)	3,842	119,525
Howard Hughes Corp. (a)	49,445	6,209,798
Jones Lang LaSalle, Inc.	57,479	8,556,899
Kennedy-Wilson Holdings, Inc.	122,760	2,941,330
Marcus & Millichap, Inc. (a)	16,032	680,719
Maui Land & Pineapple, Inc. (a)	31,310	167,509
RE/MAX Holdings, Inc.	14,545	533,511
Realogy Holdings Corp. (a)	193,208	7,786,282
Tejon Ranch Co. (a)(d)	18,740	442,826
The St. Joe Co. (a)(d)	125,387	2,188,003
Transcontinental Realty Investors, Inc. (a)	20,697	267,198
		50,646,029
Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	111,784	1,807,547
Bank Mutual Corp.	56,001	404,887
BankFinancial Corp.	19,300	237,390
BBX Capital Corp. (a)	18,261	295,828
Bear State Financial, Inc. (d)	6,591	57,012
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beneficial Bancorp, Inc. (a)	41,273	$ 513,436
BofI Holding, Inc. (a)(d)	16,588	1,921,554
Brookline Bancorp, Inc., Delaware	86,924	917,048
Cape Bancorp, Inc.	2,611	28,982
Capitol Federal Financial, Inc.	194,739	2,346,605
Charter Financial Corp.	1,496	18,775
Chicopee Bancorp, Inc.	1,816	29,601
Clifton Bancorp, Inc.	29,093	401,192
Dime Community Bancshares, Inc.	51,879	883,499
ESSA Bancorp, Inc.	4,298	55,573
Essent Group Ltd. (a)	84,139	2,254,084
EverBank Financial Corp.	121,901	2,411,202
Farmer Mac Class C (non-vtg.)	15,100	357,417
First Defiance Financial Corp.	7,220	272,122
First Financial Northwest, Inc.	2,197	26,891
Flagstar Bancorp, Inc. (a)	37,206	756,398
Fox Chase Bancorp, Inc.	14,307	246,939
HF Financial Corp.	2,735	43,705
Hingham Institution for Savings	1,505	176,055
HomeStreet, Inc. (a)(d)	25,316	563,534
Hudson City Bancorp, Inc.	659,676	6,134,987
Impac Mortgage Holdings, Inc. (a)(d)	10,028	176,994
Kearny Financial Corp.	22,253	252,572
Lendingtree, Inc. (a)(d)	16,968	1,797,760
Meridian Bancorp, Inc.	32,680	416,343
Meta Financial Group, Inc.	7,949	345,146
MGIC Investment Corp. (a)(d)	443,619	4,684,617
Nationstar Mortgage Holdings, Inc. (a)(d)	49,983	835,716
New York Community Bancorp, Inc. (d)	576,088	10,173,714
NMI Holdings, Inc. (a)	34,703	288,729
Northfield Bancorp, Inc. (d)	77,835	1,165,190
Northwest Bancshares, Inc. (d)	124,501	1,598,593
OceanFirst Financial Corp.	5,851	107,775
Ocwen Financial Corp. (a)(d)	142,608	1,061,004
Oritani Financial Corp.	49,423	745,299
PennyMac Financial Services, Inc. (a)	26,801	460,173
Poage Bankshares, Inc.	2,365	36,492
Provident Financial Holdings, Inc.	3,066	50,252
Provident Financial Services, Inc.	77,910	1,475,615
Radian Group, Inc.	276,882	4,978,338
Riverview Bancorp, Inc.	6,875	30,731
Security National Financial Corp. Class A	10,661	77,399
SI Financial Group, Inc.	3,746	42,480
Southern Missouri Bancorp, Inc.	1,632	35,088
Stonegate Mortgage Corp. (a)	14,418	103,954
Territorial Bancorp, Inc.	13,244	343,814
TFS Financial Corp.	159,329	2,735,679
Timberland Bancorp, Inc.	5,034	52,354
Trustco Bank Corp., New York	128,165	758,737
United Community Financial Corp.	43,226	215,698

	Shares	Value
United Financial Bancorp, Inc. New	66,667	$ 836,671
Walker & Dunlop, Inc. (a)(d)	36,696	892,814
Washington Federal, Inc.	128,254	2,910,083
Waterstone Financial, Inc.	38,293	493,214
Westfield Financial, Inc.	28,907	216,803
WSFS Financial Corp.	35,781	985,051
		64,543,155
TOTAL FINANCIALS		5,251,583,612
HEALTH CARE - 14.8%
Biotechnology - 3.5%
Abeona Therapeutics, Inc. (a)(d)	14,781	69,027
ACADIA Pharmaceuticals, Inc. (a)(d)	104,654	3,833,476
Acceleron Pharma, Inc. (a)	12,418	359,874
Achillion Pharmaceuticals, Inc. (a)(d)	148,629	1,098,368
Acorda Therapeutics, Inc. (a)(d)	62,128	1,986,232
Actinium Pharmaceuticals, Inc. (a)(d)	38,656	81,178
Adamas Pharmaceuticals, Inc. (a)	6,738	135,164
Aduro Biotech, Inc. (d)	16,502	319,479
Advaxis, Inc. (a)(d)	33,087	489,688
Aegerion Pharmaceuticals, Inc. (a)(d)	33,098	585,504
Agenus, Inc. (a)	96,074	683,086
Agios Pharmaceuticals, Inc. (a)(d)	13,839	1,195,690
Akebia Therapeutics, Inc. (a)(d)	32,346	225,128
Alder Biopharmaceuticals, Inc. (a)(d)	33,491	1,297,776
Alexion Pharmaceuticals, Inc. (a)	300,313	51,710,895
Alkermes PLC (a)(d)	200,966	11,969,535
Alnylam Pharmaceuticals, Inc. (a)	97,633	10,047,412
AMAG Pharmaceuticals, Inc. (a)(d)	40,189	2,513,420
Amgen, Inc.	1,016,458	154,277,995
Amicus Therapeutics, Inc. (a)(d)	148,164	2,130,598
Anacor Pharmaceuticals, Inc. (a)	57,571	7,507,834
Anthera Pharmaceuticals, Inc. (a)	58,148	397,151
Applied Genetic Technologies Corp. (a)	5,553	91,236
Aquinox Pharmaceuticals, Inc. (a)	5,430	92,907
Ardelyx, Inc. (a)	4,936	93,685
Arena Pharmaceuticals, Inc. (a)(d)	308,170	835,141
Argos Therapeutics, Inc. (a)(d)	5,077	31,528
ARIAD Pharmaceuticals, Inc. (a)(d)	248,972	2,350,296
ArQule, Inc. (a)	65,290	110,993
Array BioPharma, Inc. (a)(d)	168,502	994,162
Arrowhead Research Corp. (a)(d)	82,473	489,065
Atara Biotherapeutics, Inc. (d)	21,317	863,978
Athersys, Inc. (a)(d)	92,903	104,980
aTyr Pharma, Inc. (a)(d)	6,529	94,540
Avalanche Biotechnologies, Inc. (a)	12,370	129,390
AVEO Pharmaceuticals, Inc. (a)(d)	43,200	59,184
Baxalta, Inc.	727,074	25,556,651
Bellicum Pharmaceuticals, Inc. (d)	12,564	214,342
BIND Therapeutics, Inc. (a)(d)	9,573	44,897
Biocept, Inc. (a)(d)	21,277	42,767
BioCryst Pharmaceuticals, Inc. (a)	89,890	1,046,320
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	314,342	$ 93,453,877
BioMarin Pharmaceutical, Inc. (a)	214,004	27,657,877
Biospecifics Technologies Corp. (a)	4,347	215,872
Biota Pharmaceuticals, Inc. (a)	46,093	100,944
BioTime, Inc. (a)(d)	47,203	142,553
bluebird bio, Inc. (a)(d)	46,874	6,237,523
Blueprint Medicines Corp.	16,623	454,805
BrainStorm Cell Therpeutic, Inc. (a)(d)	15,396	46,804
Calithera Biosciences, Inc. (d)	11,343	66,130
Cancer Genetics, Inc. (a)	9,725	93,457
Cara Therapeutics, Inc. (a)	22,235	421,576
CASI Pharmaceuticals, Inc. (a)	289	402
Catalyst Biosciences, Inc. (a)(d)	2,710	31,978
Catalyst Pharmaceutical Partners, Inc. (a)(d)	93,518	339,470
Cel-Sci Corp. (a)(d)	81,306	45,328
Celgene Corp. (a)	1,059,638	125,122,055
Celladon Corp. (a)(d)	15,979	17,896
Celldex Therapeutics, Inc. (a)(d)	127,146	1,886,847
Cellular Biomedicine Group, Inc. (a)	8,068	187,258
Celsion Corp. (a)(d)	10,682	22,219
Cepheid, Inc. (a)(d)	100,753	4,910,701
Cerulean Pharma, Inc. (a)	28,222	113,735
ChemoCentryx, Inc. (a)(d)	22,820	150,156
Chimerix, Inc. (a)(d)	63,824	3,123,547
Cleveland Biolabs, Inc. (a)(d)	1,776	7,211
Clovis Oncology, Inc. (a)	43,431	3,381,538
Coherus BioSciences, Inc. (d)	13,933	384,551
Conatus Pharmaceuticals, Inc. (a)(d)	19,091	75,028
Concert Pharmaceuticals, Inc. (a)	25,754	401,247
CorMedix, Inc. (a)(d)	48,587	133,128
CTI BioPharma Corp. (a)(d)	191,537	302,628
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)	145,573	381,401
Cyclacel Pharmaceuticals, Inc. (a)	11,529	6,456
Cytokinetics, Inc. (a)(d)	40,859	282,744
Cytori Therapeutics, Inc. (a)(d)	161,644	58,531
CytRx Corp. (a)(d)	55,459	136,429
DARA BioSciences, Inc. (a)	1,702	1,515
Dicerna Pharmaceuticals, Inc. (a)	22,350	245,180
Discovery Laboratories, Inc. (a)(d)	132,829	55,788
Dyax Corp. (a)	194,091	4,467,975
Dynavax Technologies Corp. (a)	44,849	1,271,918
Eagle Pharmaceuticals, Inc. (a)(d)	11,967	940,008
Eleven Biotherapeutics, Inc. (a)(d)	6,105	21,551
Emergent BioSolutions, Inc. (a)(d)	38,141	1,269,714
Enanta Pharmaceuticals, Inc. (a)(d)	16,864	658,371
Enzon Pharmaceuticals, Inc.	43,430	42,996
Epirus Biopharmaceuticals, Inc. (a)(d)	17,330	87,517
Epizyme, Inc. (a)(d)	32,918	658,360
Esperion Therapeutics, Inc. (a)(d)	17,696	848,523

	Shares	Value
Exact Sciences Corp. (a)(d)	127,083	$ 2,809,805
Exelixis, Inc. (a)(d)	272,227	1,619,751
Fate Therapeutics, Inc. (a)	23,219	151,620
Fibrocell Science, Inc. (a)	38,880	219,283
FibroGen, Inc.	12,857	314,997
Five Prime Therapeutics, Inc. (a)(d)	27,013	515,138
Flexion Therapeutics, Inc. (a)	12,508	301,568
Fortress Biotech, Inc. (a)(d)	43,908	120,747
Foundation Medicine, Inc. (a)(d)	24,382	573,952
Galectin Therapeutics, Inc. (a)(d)	13,518	29,875
Galena Biopharma, Inc. (a)(d)	255,403	403,537
Galmed Pharmaceuticals Ltd. (a)	3,203	28,731
Genocea Biosciences, Inc. (a)(d)	32,032	372,532
Genomic Health, Inc. (a)	18,393	506,175
GenVec, Inc. (a)	8,140	20,594
Geron Corp. (a)(d)	196,151	594,338
Gilead Sciences, Inc.	1,962,561	206,206,284
GlycoMimetics, Inc. (a)	10,456	73,297
GTx, Inc. (a)(d)	19,627	18,018
Halozyme Therapeutics, Inc. (a)(d)	133,861	2,337,213
Harvard Apparatus (a)	3,080	4,312
Heat Biologics, Inc. (a)(d)	3,136	15,241
Hemispherx Biopharma, Inc. (a)	130,774	23,147
Heron Therapeutics, Inc. (a)	38,570	1,483,402
iBio, Inc. (a)(d)	40,361	29,867
Idera Pharmaceuticals, Inc. (a)(d)	110,523	333,779
Ignyta, Inc. (a)	41,954	573,931
Immune Design Corp. (a)(d)	12,017	191,551
ImmunoCellular Therapeutics Ltd. (a)	41,923	18,442
ImmunoGen, Inc. (a)(d)	137,379	1,849,121
Immunomedics, Inc. (a)(d)	99,673	215,294
Incyte Corp. (a)	218,181	25,350,450
Infinity Pharmaceuticals, Inc. (a)(d)	64,535	569,199
Inotek Pharmaceuticals Corp.	20,127	248,166
Inovio Pharmaceuticals, Inc. (a)(d)	96,684	724,163
Insmed, Inc. (a)	76,656	1,873,473
Insys Therapeutics, Inc. (a)(d)	29,958	971,238
Intercept Pharmaceuticals, Inc. (a)(d)	17,902	3,397,084
Intrexon Corp. (a)(d)	56,952	2,534,364
Invitae Corp. (d)	18,362	187,476
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	150,069	1,650,759
Isis Pharmaceuticals, Inc. (a)(d)	159,381	7,997,739
IsoRay, Inc. (a)(d)	57,047	81,577
Juno Therapeutics, Inc. (d)	31,181	1,132,182
Karyopharm Therapeutics, Inc. (a)(d)	26,763	370,935
Keryx Biopharmaceuticals, Inc. (a)(d)	130,530	806,675
Kindred Biosciences, Inc. (a)(d)	10,713	63,421
Kite Pharma, Inc. (a)(d)	15,901	845,456
KYTHERA Biopharmaceuticals, Inc. (a)(d)	26,335	1,967,751
La Jolla Pharmaceutical Co. (a)(d)	15,002	533,771
Lexicon Pharmaceuticals, Inc. (a)(d)	68,906	822,738
Ligand Pharmaceuticals, Inc. Class B (a)(d)	23,017	2,116,183
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Lion Biotechnologies, Inc. (a)	61,965	$ 440,571
Loxo Oncology, Inc.	9,155	184,016
Lpath, Inc. (a)(d)	7,871	1,810
Macrogenics, Inc. (a)(d)	37,964	1,000,351
MannKind Corp. (a)(d)	336,759	1,276,317
Mast Therapeutics, Inc. (a)	146,638	71,119
Medgenics, Inc. (a)(d)	27,208	215,215
MediciNova, Inc. (a)(d)	31,401	92,633
Medivation, Inc. (a)	103,446	9,109,455
MEI Pharma, Inc. (a)(d)	26,819	48,811
Merrimack Pharmaceuticals, Inc. (a)(d)	130,664	1,318,400
MiMedx Group, Inc. (a)(d)	128,060	1,243,463
Momenta Pharmaceuticals, Inc. (a)(d)	80,881	1,577,988
Myriad Genetics, Inc. (a)(d)	91,480	3,435,989
Nanosphere, Inc. (a)(d)	1,812	4,784
NanoViricides, Inc. (a)(d)	32,620	38,818
Navidea Biopharmaceuticals, Inc. (a)(d)	148,549	279,272
Neothetics, Inc. (d)	10,095	119,020
Neuralstem, Inc. (a)(d)	106,528	155,531
Neurocrine Biosciences, Inc. (a)	105,801	4,907,050
NewLink Genetics Corp. (a)(d)	24,740	1,111,073
Northwest Biotherapeutics, Inc. (a)(d)	60,544	466,189
Novavax, Inc. (a)(d)	353,087	3,802,747
Ocata Therapeutics, Inc. (a)(d)	57,519	243,305
Ohr Pharmaceutical, Inc. (a)(d)	32,314	92,095
OncoGenex Pharmaceuticals, Inc. (a)	10,565	30,744
OncoMed Pharmaceuticals, Inc. (a)(d)	11,507	225,422
Onconova Therapeutics, Inc. (a)(d)	6,241	9,486
Oncothyreon, Inc. (a)(d)	120,855	410,907
Opexa Therapeutics, Inc. (a)	5,726	2,405
Ophthotech Corp. (a)(d)	12,066	531,266
Opko Health, Inc. (a)(d)	409,551	4,431,342
Oragenics, Inc. (a)(d)	9,973	22,539
Orexigen Therapeutics, Inc. (a)(d)	166,751	461,900
Organovo Holdings, Inc. (a)(d)	125,927	343,781
Osiris Therapeutics, Inc. (a)(d)	18,170	327,060
Otonomy, Inc. (d)	21,606	489,808
OvaScience, Inc. (a)(d)	23,544	457,695
OXiGENE, Inc. (a)	561	668
Palatin Technologies, Inc. (a)(d)	9,275	7,872
PDL BioPharma, Inc. (d)	190,006	1,073,534
Peregrine Pharmaceuticals, Inc. (a)(d)	243,489	280,012
Pfenex, Inc. (a)	21,045	459,833
PharmAthene, Inc. (a)(d)	51,372	74,489
Portola Pharmaceuticals, Inc. (a)(d)	88,717	4,183,894
Progenics Pharmaceuticals, Inc. (a)(d)	85,314	625,352
Proteon Therapeutics, Inc. (d)	5,515	78,148
Prothena Corp. PLC (a)(d)	41,719	2,400,094
PTC Therapeutics, Inc. (a)(d)	30,458	1,163,191
Puma Biotechnology, Inc. (a)	27,928	2,567,142
Radius Health, Inc. (a)(d)	43,904	2,671,997

	Shares	Value
Raptor Pharmaceutical Corp. (a)	110,330	$ 1,338,303
Recro Pharma, Inc. (a)(d)	5,300	71,126
Regeneron Pharmaceuticals, Inc. (a)	100,736	51,727,936
Regulus Therapeutics, Inc. (a)(d)	29,427	245,127
Repligen Corp. (a)(d)	42,236	1,439,403
Retrophin, Inc. (a)	41,038	1,125,262
Rexahn Pharmaceuticals, Inc. (a)(d)	252,511	144,967
Rigel Pharmaceuticals, Inc. (a)	109,711	329,133
Sage Therapeutics, Inc. (a)(d)	14,376	776,448
Sangamo Biosciences, Inc. (a)(d)	84,275	637,119
Sarepta Therapeutics, Inc. (a)(d)	48,980	1,748,586
Seattle Genetics, Inc. (a)(d)	135,989	5,476,277
Sorrento Therapeutics, Inc. (a)(d)	38,584	489,245
Spark Therapeutics, Inc. (d)	10,035	437,626
Spectrum Pharmaceuticals, Inc. (a)(d)	70,340	511,372
StemCells, Inc. (a)(d)	41,468	17,002
Stemline Therapeutics, Inc. (a)(d)	20,998	193,392
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	38,845
Synergy Pharmaceuticals, Inc. (a)(d)	128,763	901,341
Synta Pharmaceuticals Corp. (a)(d)	141,508	283,016
Synthetic Biologics, Inc. (a)(d)	84,770	211,925
T2 Biosystems, Inc. (d)	5,534	65,744
Tenax Therapeutics, Inc. (a)(d)	1,373	4,503
TESARO, Inc. (a)(d)	35,244	1,814,361
TetraLogic Pharmaceuticals Corp. (a)(d)	5,276	12,240
TG Therapeutics, Inc. (a)(d)	56,494	693,746
Threshold Pharmaceuticals, Inc. (a)(d)	66,603	279,733
Tobira Therapeutics, Inc. (a)(d)	1,768	21,304
Tokai Pharmaceuticals, Inc. (d)	5,465	64,542
TRACON Pharmaceuticals, Inc. (d)	4,111	43,124
Trevena, Inc. (a)	18,054	108,324
Trovagene, Inc. (a)(d)	33,847	201,390
Ultragenyx Pharmaceutical, Inc. (a)(d)	45,865	5,119,451
United Therapeutics Corp. (a)(d)	61,304	9,233,608
Vanda Pharmaceuticals, Inc. (a)(d)	64,409	759,382
Verastem, Inc. (a)(d)	47,048	286,522
Vericel Corp. (a)	3,923	12,514
Versartis, Inc. (a)	25,643	332,590
Vertex Pharmaceuticals, Inc. (a)	326,637	41,652,750
Vical, Inc. (a)	65,666	38,756
Vitae Pharmaceuticals, Inc. (d)	16,202	125,728
Vital Therapies, Inc. (a)(d)	7,644	28,589
Xbiotech, Inc. (d)	6,256	119,990
Xencor, Inc. (a)	39,671	665,283
XOMA Corp. (a)(d)	99,609	82,765
Zafgen, Inc. (a)(d)	17,716	646,988
ZIOPHARM Oncology, Inc. (a)(d)	168,209	1,465,100
		1,029,913,313
Health Care Equipment & Supplies - 2.3%
Abaxis, Inc.	29,889	1,405,381
Abbott Laboratories	1,985,109	89,905,587
Abiomed, Inc. (a)(d)	49,661	4,762,490
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Accuray, Inc. (a)(d)	93,204	$ 642,176
Alere, Inc. (a)	106,836	5,552,267
Align Technology, Inc. (a)	96,830	5,480,578
Alliqua Biomedical, Inc. (a)	4,397	19,787
Alphatec Holdings, Inc. (a)	36,801	21,161
Analogic Corp.	15,585	1,255,839
Angiodynamics, Inc. (a)(d)	38,160	563,242
Anika Therapeutics, Inc. (a)(d)	16,592	587,523
Antares Pharma, Inc. (a)(d)	159,300	286,740
Atossa Genetics, Inc. (a)	789	623
Atricure, Inc. (a)(d)	34,596	846,218
Atrion Corp.	1,969	762,003
Avinger, Inc. (d)	5,723	82,640
AxoGen, Inc. (a)	17,932	84,101
Baxter International, Inc.	722,265	27,771,089
Becton, Dickinson & Co.	276,774	39,030,669
BioLase Technology, Inc. (a)(d)	31,172	46,758
Boston Scientific Corp. (a)	1,776,597	29,740,234
C.R. Bard, Inc.	98,896	19,165,056
Cantel Medical Corp.	48,934	2,428,594
Cardica, Inc. (a)	23,778	8,085
Cardiovascular Systems, Inc. (a)	37,106	893,512
Cerus Corp. (a)(d)	120,620	598,275
Cesca Therapeutics, Inc. (a)	15,844	11,249
Cogentix Medical, Inc. (a)	1,160	1,833
CONMED Corp.	37,823	2,006,888
Cryolife, Inc.	28,209	275,884
Cutera, Inc. (a)	15,449	226,019
Cyberonics, Inc. (a)(d)	38,945	2,544,666
Cynosure, Inc. Class A (a)(d)	29,827	943,726
CytoSorbents Corp. (a)(d)	24,969	172,286
Delcath Systems, Inc. (a)	7,494	3,335
DENTSPLY International, Inc.	185,229	9,707,852
Derma Sciences, Inc. (a)(d)	27,081	157,882
DexCom, Inc. (a)	98,369	9,260,458
Echo Therapeutics, Inc. (a)	2,009	2,933
Edwards Lifesciences Corp. (a)	143,066	20,155,138
Endologix, Inc. (a)(d)	92,123	1,195,757
Entellus Medical, Inc. (d)	6,359	141,551
EnteroMedics, Inc. (a)(d)	53,456	14,968
ERBA Diagnostics, Inc. (a)	3,094	5,693
Exactech, Inc. (a)	10,055	197,179
Fonar Corp. (a)	7,275	69,404
Genmark Diagnostics, Inc. (a)(d)	47,156	487,593
Globus Medical, Inc. (a)	98,982	2,417,140
Greatbatch, Inc. (a)	40,499	2,301,153
Haemonetics Corp. (a)	65,465	2,363,941
Halyard Health, Inc. (a)(d)	61,968	1,948,274
Hansen Medical, Inc. (a)(d)	48,696	27,172
HeartWare International, Inc. (a)(d)	22,502	1,926,171
Hill-Rom Holdings, Inc.	96,355	5,091,398

	Shares	Value
Hologic, Inc. (a)	344,492	$ 13,369,735
ICU Medical, Inc. (a)	18,498	2,099,893
IDEXX Laboratories, Inc. (a)(d)	124,432	8,893,155
Inogen, Inc. (a)(d)	13,765	678,477
Insulet Corp. (a)	77,713	2,308,853
Integra LifeSciences Holdings Corp. (a)(d)	34,810	2,087,904
Intuitive Surgical, Inc. (a)	49,338	25,209,251
Invacare Corp.	43,063	757,478
InVivo Therapeutics Holdings Corp. (a)(d)	33,290	324,578
K2M Group Holdings, Inc. (a)	37,003	785,574
Kewaunee Scientific Corp.	1,376	23,076
LDR Holding Corp. (a)(d)	31,269	1,166,959
LeMaitre Vascular, Inc.	10,572	139,762
Masimo Corp. (a)	62,689	2,547,054
Medtronic PLC	1,896,013	137,062,780
MELA Sciences, Inc. (a)(d)	4,012	4,734
Meridian Bioscience, Inc.	58,579	1,120,616
Merit Medical Systems, Inc. (a)(d)	59,719	1,358,607
Misonix, Inc. (a)	3,683	41,949
Natus Medical, Inc. (a)(d)	43,776	1,780,808
Neogen Corp. (a)	51,466	2,657,704
Nevro Corp. (d)	20,043	902,536
NuVasive, Inc. (a)	62,137	3,275,863
NxStage Medical, Inc. (a)	80,302	1,394,846
OraSure Technologies, Inc. (a)	68,939	372,271
Orthofix International NV (a)	27,349	1,025,041
Perseon Corp. (a)	4,637	1,878
PhotoMedex, Inc. (a)(d)	6,551	5,143
Quidel Corp. (a)(d)	35,813	737,390
ResMed, Inc. (d)	185,726	9,646,608
Retractable Technologies, Inc. (a)(d)	5,248	20,415
Rockwell Medical Technologies, Inc. (a)(d)	62,388	746,784
RTI Biologics, Inc. (a)	61,233	390,667
Seaspine Holdings Corp. (a)(d)	11,601	163,922
Second Sight Medical Products, Inc. (d)	6,501	61,825
Sientra, Inc.	4,295	102,178
Sirona Dental Systems, Inc. (a)	76,420	7,288,940
St. Jude Medical, Inc.	371,648	26,316,395
Staar Surgical Co. (a)(d)	34,338	274,361
Stereotaxis, Inc. (a)	3,270	4,905
Steris Corp. (d)	98,802	6,328,268
Stryker Corp.	400,698	39,528,858
SurModics, Inc. (a)	19,525	444,194
Symmetry Surgical, Inc. (a)	7,341	65,849
Synergetics U.S.A., Inc. (a)	19,727	83,840
Tandem Diabetes Care, Inc. (a)(d)	25,765	295,782
TearLab Corp. (a)	17,390	47,301
Teleflex, Inc.	59,850	7,828,380
The Cooper Companies, Inc.	66,858	10,859,076
The Spectranetics Corp. (a)(d)	57,749	973,071
Thoratec Corp. (a)	75,606	4,749,569
Tornier NV (a)(d)	49,189	1,093,963
TransEnterix, Inc. (a)(d)	65,065	171,772
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
TriVascular Technologies, Inc. (a)(d)	5,628	$ 29,885
Unilife Corp. (a)(d)	142,037	173,285
Utah Medical Products, Inc.	13,511	721,352
Varian Medical Systems, Inc. (a)(d)	134,041	10,890,831
Vascular Solutions, Inc. (a)	17,548	606,459
Veracyte, Inc. (a)(d)	15,721	148,249
Vermillion, Inc. (a)(d)	5,249	10,708
West Pharmaceutical Services, Inc.	94,110	5,256,044
Wright Medical Group, Inc. (a)(d)	70,704	1,631,141
Zeltiq Aesthetics, Inc. (a)	38,665	1,247,720
Zimmer Biomet Holdings, Inc.	229,441	23,760,910
		669,695,593
Health Care Providers & Services - 2.7%
AAC Holdings, Inc. (d)	5,843	137,953
Acadia Healthcare Co., Inc. (a)(d)	72,103	5,265,682
Aceto Corp. (d)	37,033	829,910
Addus HomeCare Corp. (a)	8,816	253,372
Adeptus Health, Inc. Class A (a)	11,789	1,174,656
Aetna, Inc.	466,477	53,420,946
Air Methods Corp. (a)(d)	49,537	1,855,161
Alliance Healthcare Services, Inc. (a)	17,141	245,459
Almost Family, Inc. (a)(d)	9,932	439,988
Amedisys, Inc. (a)(d)	46,941	1,813,800
AmerisourceBergen Corp.	276,656	27,676,666
AMN Healthcare Services, Inc. (a)	76,320	2,564,352
AmSurg Corp. (a)(d)	66,177	5,189,600
Anthem, Inc.	353,192	49,817,732
BioScrip, Inc. (a)(d)	97,179	236,145
BioTelemetry, Inc. (a)	34,161	488,161
Brookdale Senior Living, Inc. (a)(d)	242,983	6,662,594
Caladrius Biosciences, Inc. (a)(d)	95,298	146,759
Capital Senior Living Corp. (a)	37,012	771,330
Cardinal Health, Inc.	440,877	36,270,951
Centene Corp. (a)	156,309	9,647,391
Chemed Corp. (d)	24,465	3,335,803
Cigna Corp.	343,796	48,403,039
Civitas Solutions, Inc.	15,425	374,211
Community Health Systems, Inc. (a)	158,550	8,514,135
Corvel Corp. (a)	17,696	531,411
Cross Country Healthcare, Inc. (a)(d)	40,427	561,531
DaVita HealthCare Partners, Inc. (a)	228,760	17,303,406
Diplomat Pharmacy, Inc. (d)	44,224	1,746,406
Envision Healthcare Holdings, Inc. (a)	247,947	10,158,389
ExamWorks Group, Inc. (a)(d)	46,646	1,670,860
Express Scripts Holding Co. (a)	899,849	75,227,376
Five Star Quality Care, Inc. (a)	46,768	158,076
Genesis HealthCare, Inc. Class A (a)	27,157	197,160
Hanger, Inc. (a)(d)	45,074	808,177
HCA Holdings, Inc. (a)	387,370	33,553,989
Health Net, Inc. (a)	102,148	6,543,601
HealthEquity, Inc. (a)(d)	44,175	1,295,211

	Shares	Value
HealthSouth Corp.	120,397	$ 5,140,952
Healthways, Inc. (a)	52,424	640,097
Henry Schein, Inc. (a)	116,933	15,997,604
Hooper Holmes, Inc. (a)	6,267	877
Humana, Inc.	200,358	36,623,439
IPC The Hospitalist Co., Inc. (a)	23,118	1,835,569
Kindred Healthcare, Inc.	116,492	2,339,159
Laboratory Corp. of America Holdings (a)	134,295	15,821,294
Landauer, Inc. (d)	14,935	573,653
LHC Group, Inc. (a)	17,602	762,167
LifePoint Hospitals, Inc. (a)	57,527	4,494,585
Magellan Health Services, Inc. (a)	36,747	2,057,832
McKesson Corp.	308,762	61,005,196
MEDNAX, Inc. (a)	129,284	10,413,826
Molina Healthcare, Inc. (a)(d)	52,126	3,888,078
National Healthcare Corp.	15,977	964,372
National Research Corp. Class A	3,663	46,703
Owens & Minor, Inc.	80,650	2,741,294
Patterson Companies, Inc.	121,189	5,554,092
PDI, Inc. (a)(d)	1,365	2,826
PharMerica Corp. (a)	42,657	1,395,737
Premier, Inc. (a)	38,595	1,375,912
Providence Service Corp. (a)	16,922	758,613
Quest Diagnostics, Inc.	190,151	12,892,238
RadNet, Inc. (a)	43,227	265,414
Select Medical Holdings Corp.	129,424	1,669,570
Sharps Compliance Corp. (a)	5,184	37,221
Surgical Care Affiliates, Inc. (a)	41,301	1,509,552
Team Health Holdings, Inc. (a)	94,233	5,535,246
Tenet Healthcare Corp. (a)	129,428	6,371,740
The Ensign Group, Inc.	31,437	1,475,967
Triple-S Management Corp. (a)(d)	31,318	658,931
Trupanion, Inc. (a)(d)	5,857	40,999
U.S. Physical Therapy, Inc.	15,784	725,275
UnitedHealth Group, Inc.	1,269,457	146,876,175
Universal American Spin Corp. (a)	69,827	499,263
Universal Health Services, Inc. Class B	122,722	16,830,095
VCA, Inc. (a)	109,673	6,073,691
Wellcare Health Plans, Inc. (a)	58,391	5,294,312
		796,480,955
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)(d)	222,296	3,061,016
athenahealth, Inc. (a)(d)	50,597	6,727,883
Authentidate Holding Corp. (a)	816	269
Castlight Health, Inc. Class B (a)(d)	20,545	108,683
Cerner Corp. (a)	408,464	25,226,737
CollabRx, Inc. (a)	87	47
Computer Programs & Systems, Inc. (d)	21,937	1,009,541
Connecture, Inc.	7,971	56,913
HealthStream, Inc. (a)	34,016	845,298
HMS Holdings Corp. (a)(d)	114,613	1,197,706
iCAD, Inc. (a)	14,864	59,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Imprivata, Inc. (a)	18,248	$ 382,113
IMS Health Holdings, Inc. (a)	193,824	5,789,523
Inovalon Holdings, Inc. Class A	32,654	714,796
MedAssets, Inc. (a)	79,151	1,671,669
Medidata Solutions, Inc. (a)(d)	73,311	3,520,394
Merge Healthcare, Inc. (a)	87,452	620,035
Omnicell, Inc. (a)	45,461	1,544,765
Quality Systems, Inc.	52,869	718,490
Veeva Systems, Inc. Class A (a)(d)	59,846	1,550,011
Vocera Communications, Inc. (a)	24,209	284,214
		55,089,113
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(d)	35,982	705,967
Affymetrix, Inc. (a)(d)	90,900	848,097
Agilent Technologies, Inc.	435,967	15,829,962
Albany Molecular Research, Inc. (a)(d)	31,313	624,381
BG Medicine, Inc. (a)	783	564
Bio-Rad Laboratories, Inc. Class A (a)	30,427	4,239,394
Bio-Techne Corp.	47,875	4,523,230
Bruker Corp. (a)	149,896	2,755,088
Cambrex Corp. (a)	40,515	1,937,022
Charles River Laboratories International, Inc. (a)	61,660	4,247,757
Enzo Biochem, Inc. (a)	40,983	119,670
Fluidigm Corp. (a)(d)	38,600	470,534
Harvard Bioscience, Inc. (a)	18,919	82,676
Illumina, Inc. (a)	191,773	37,896,263
INC Research Holdings, Inc. Class A	38,131	1,563,752
Luminex Corp. (a)(d)	47,008	856,486
Mettler-Toledo International, Inc. (a)	36,042	10,688,255
Nanostring Technologies, Inc. (a)(d)	9,816	149,301
NeoGenomics, Inc. (a)	53,713	326,575
Pacific Biosciences of California, Inc. (a)(d)	73,041	363,744
PAREXEL International Corp. (a)(d)	73,562	4,834,495
PerkinElmer, Inc.	154,269	7,509,815
PRA Health Sciences, Inc. (d)	27,639	1,040,056
pSivida Corp. (a)	25,265	94,744
Quintiles Transnational Holdings, Inc. (a)	129,536	9,651,727
Sequenom, Inc. (a)(d)	174,667	375,534
Thermo Fisher Scientific, Inc.	531,584	66,644,686
VWR Corp. (d)	72,003	1,890,079
Waters Corp. (a)	109,860	13,334,807
		193,604,661
Pharmaceuticals - 5.4%
AbbVie, Inc.	2,296,204	143,306,092
AcelRx Pharmaceuticals, Inc. (a)(d)	24,453	104,659
Achaogen, Inc. (a)(d)	5,847	40,344
Acura Pharmaceuticals, Inc. (a)	577	1,760
Aerie Pharmaceuticals, Inc. (a)(d)	17,057	269,671
Agile Therapeutics, Inc. (a)(d)	10,141	89,545

	Shares	Value
Akorn, Inc. (a)(d)	104,192	$ 4,145,800
Alexza Pharmaceuticals, Inc. (a)	13,886	16,385
Alimera Sciences, Inc. (a)	22,049	73,644
Allergan PLC (a)	524,355	159,267,588
Amphastar Pharmaceuticals, Inc. (a)	9,174	118,069
Ampio Pharmaceuticals, Inc. (a)(d)	59,082	173,701
ANI Pharmaceuticals, Inc. (a)(d)	10,919	532,520
Apricus Biosciences, Inc. (a)(d)	57,256	97,908
Aratana Therapeutics, Inc. (a)	38,612	681,888
Assembly Biosciences, Inc. (a)	16,884	231,480
AstraZeneca PLC rights (a)	7,692	0
Bio Path Holdings, Inc. (a)	166,645	183,310
Biodel, Inc. (a)(d)	8,109	5,368
Biodelivery Sciences International, Inc. (a)(d)	50,079	338,033
Bristol-Myers Squibb Co.	2,228,121	132,506,356
Carbylan Therapeutics, Inc. (d)	7,125	38,689
Catalent, Inc. (a)	126,939	4,035,391
Cempra, Inc. (a)(d)	49,335	1,697,124
Collegium Pharmaceutical, Inc.	4,918	74,360
ContraVir Pharmaceuticals, Inc. (a)	21,838	81,893
Corcept Therapeutics, Inc. (a)(d)	104,137	520,685
Corium International, Inc. (a)	8,034	80,420
Cumberland Pharmaceuticals, Inc. (a)	7,158	43,091
CymaBay Therapeutics, Inc. (a)	11,918	31,583
DepoMed, Inc. (a)(d)	77,131	2,077,138
Dermira, Inc.	20,574	528,752
Dipexium Pharmaceuticals, Inc. (a)	2,325	35,456
Durect Corp. (a)	121,504	250,298
Egalet Corp. (a)(d)	12,340	138,331
Eli Lilly & Co.	1,306,772	107,612,674
Endo Health Solutions, Inc. (a)	272,795	21,005,215
Endocyte, Inc. (a)(d)	47,373	249,656
Flex Pharma, Inc. (d)	10,224	122,995
Heska Corp. (a)	4,776	161,190
Horizon Pharma PLC (a)(d)	187,585	5,481,234
Hospira, Inc. (a)	228,467	20,555,176
IGI Laboratories, Inc. (a)(d)	31,510	246,723
Impax Laboratories, Inc. (a)	87,076	3,566,633
Intersect ENT, Inc. (a)	23,374	595,102
Intra-Cellular Therapies, Inc. (a)(d)	36,875	987,881
Jazz Pharmaceuticals PLC (a)(d)	80,909	13,659,057
Johnson & Johnson	3,705,742	348,265,633
Juniper Pharmaceuticals, Inc. (a)	5,322	56,413
KemPharm, Inc.	5,081	99,638
Lannett Co., Inc. (a)(d)	33,171	1,590,549
Lipocine, Inc. (a)	20,645	303,894
Mallinckrodt PLC (a)	156,302	13,479,484
Marinus Pharmaceuticals, Inc.	9,220	123,825
Merck & Co., Inc.	3,778,141	203,452,893
Mylan N.V. (d)	548,029	27,176,758
Nektar Therapeutics (a)(d)	178,486	1,972,270
Ocera Therapeutics, Inc. (a)(d)	10,720	40,629
Ocular Therapeutix, Inc. (a)(d)	12,307	216,849
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Omeros Corp. (a)(d)	47,654	$ 671,445
Pacira Pharmaceuticals, Inc. (a)(d)	48,714	2,803,491
Pain Therapeutics, Inc. (a)	34,536	63,546
Paratek Pharmaceuticals, Inc. (a)(d)	7,190	186,796
Pernix Therapeutics Holdings, Inc. (a)(d)	41,085	198,030
Perrigo Co. PLC	195,937	35,850,593
Pfizer, Inc.	8,213,755	264,647,186
Phibro Animal Health Corp. Class A	37,189	1,312,772
Pozen, Inc. (a)(d)	31,017	270,778
Prestige Brands Holdings, Inc. (a)(d)	69,877	3,250,678
Relypsa, Inc. (a)(d)	32,638	749,368
Repros Therapeutics, Inc. (a)(d)	24,715	183,632
Revance Therapeutics, Inc. (a)(d)	15,387	465,611
Rock Creek Pharmaceuticals, Inc. (a)(d)	7,052	6,981
Sagent Pharmaceuticals, Inc. (a)(d)	32,265	644,655
SciClone Pharmaceuticals, Inc. (a)(d)	64,805	509,367
SCYNEXIS, Inc. (a)	16,272	125,457
Sucampo Pharmaceuticals, Inc. Class A (a)(d)	39,776	1,068,383
Supernus Pharmaceuticals, Inc. (a)(d)	36,061	654,507
Tetraphase Pharmaceuticals, Inc. (a)	45,007	1,953,754
The Medicines Company (a)(d)	85,688	3,513,208
TherapeuticsMD, Inc. (a)(d)	153,406	940,379
Theravance Biopharma, Inc. (a)(d)	35,043	510,226
Theravance, Inc. (d)	113,621	1,580,468
VIVUS, Inc. (a)(d)	157,068	177,487
XenoPort, Inc. (a)(d)	89,350	603,113
Zoetis, Inc. Class A	664,623	29,821,634
Zogenix, Inc. (a)(d)	27,884	535,930
ZS Pharma, Inc. (a)	19,191	981,812
		1,577,120,990
TOTAL HEALTH CARE		4,321,904,625
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.4%
AAR Corp.	51,954	1,264,041
Aerojet Rocketdyne Holdings, Inc. (a)(d)	117,365	2,414,198
AeroVironment, Inc. (a)(d)	28,081	675,348
American Science & Engineering, Inc.	13,204	519,049
API Technologies Corp. (a)	22,349	52,297
Astronics Corp. (a)	24,304	1,255,545
Astrotech Corp. (a)(d)	8,707	17,501
BE Aerospace, Inc.	141,132	6,880,185
Breeze Industrial Products Corp. (a)	1,281	17,870
CPI Aerostructures, Inc. (a)(d)	3,805	37,860
Cubic Corp.	29,193	1,229,609
Curtiss-Wright Corp. (d)	69,241	4,549,826
DigitalGlobe, Inc. (a)	93,900	2,165,334

	Shares	Value
Ducommun, Inc. (a)	15,643	$ 369,488
Engility Holdings, Inc.	28,046	779,679
Erickson Air-Crane, Inc. (a)	6,239	21,150
Esterline Technologies Corp. (a)(d)	40,020	3,270,034
General Dynamics Corp.	418,118	59,385,300
HEICO Corp.	38,297	1,949,317
HEICO Corp. Class A	50,828	2,219,659
Hexcel Corp.	126,406	6,100,354
Honeywell International, Inc.	1,042,011	103,440,432
Huntington Ingalls Industries, Inc.	64,562	7,268,390
Innovative Solutions & Support, Inc. (a)	21,878	61,915
KEYW Holding Corp. (a)(d)	42,284	355,186
KLX, Inc. (a)(d)	69,477	2,716,551
Kratos Defense & Security Solutions, Inc. (a)(d)	44,930	208,475
L-3 Communications Holdings, Inc.	113,356	11,955,657
LMI Aerospace, Inc. (a)	6,877	82,524
Lockheed Martin Corp.	354,733	71,365,185
Micronet Enertec Technologies, Inc. (a)	3,018	7,213
Moog, Inc. Class A (a)	52,323	3,301,581
National Presto Industries, Inc. (d)	5,589	458,577
Northrop Grumman Corp.	257,918	42,231,493
Orbital ATK, Inc.	79,009	5,981,771
Precision Castparts Corp.	184,479	42,476,290
Raytheon Co.	406,582	41,699,050
Rockwell Collins, Inc.	174,696	14,298,868
SIFCO Industries, Inc.	891	11,262
Sparton Corp. (a)	13,384	311,044
Spirit AeroSystems Holdings, Inc. Class A (a)	174,536	8,920,535
Taser International, Inc. (a)(d)	67,735	1,584,999
Teledyne Technologies, Inc. (a)(d)	51,475	5,039,917
Textron, Inc.	381,618	14,806,778
The Boeing Co.	855,071	111,740,678
TransDigm Group, Inc. (a)(d)	66,284	15,234,052
Triumph Group, Inc.	65,091	3,214,844
United Technologies Corp.	1,105,614	101,285,299
Vectrus, Inc. (a)	13,322	331,052
		705,563,262
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	108,399	985,347
Atlas Air Worldwide Holdings, Inc. (a)(d)	36,312	1,500,049
C.H. Robinson Worldwide, Inc.	198,842	13,407,916
Echo Global Logistics, Inc. (a)(d)	30,964	720,223
Expeditors International of Washington, Inc.	251,376	12,309,883
FedEx Corp.	352,650	53,112,617
Forward Air Corp.	38,499	1,733,225
Hub Group, Inc. Class A (a)(d)	45,548	1,716,704
Park-Ohio Holdings Corp.	11,143	401,817
Radiant Logistics, Inc. (a)	31,086	187,138
United Parcel Service, Inc. Class B	924,951	90,321,465
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
UTi Worldwide, Inc. (a)(d)	124,047	$ 883,215
XPO Logistics, Inc. (a)(d)	91,723	3,219,477
		180,499,076
Airlines - 0.6%
Alaska Air Group, Inc.	174,183	13,039,339
Allegiant Travel Co.	17,843	3,626,768
American Airlines Group, Inc.	928,869	36,207,314
CHC Group Ltd. (a)(d)	40,486	34,413
Delta Air Lines, Inc.	1,093,673	47,881,004
Hawaiian Holdings, Inc. (a)(d)	71,807	1,627,147
JetBlue Airways Corp. (a)(d)	344,622	7,691,963
Republic Airways Holdings, Inc. (a)	81,894	252,234
SkyWest, Inc.	74,465	1,183,994
Southwest Airlines Co.	892,816	32,766,347
Spirit Airlines, Inc. (a)	96,629	4,952,236
United Continental Holdings, Inc. (a)	509,384	29,019,606
Virgin America, Inc. (d)	17,141	559,311
		178,841,676
Building Products - 0.3%
A.O. Smith Corp.	98,582	6,359,525
AAON, Inc.	75,766	1,566,841
Advanced Drain Systems, Inc. Del	34,330	975,315
Allegion PLC	123,543	7,364,398
American Woodmark Corp. (a)	16,908	1,120,662
Apogee Enterprises, Inc.	39,034	2,035,623
Armstrong World Industries, Inc. (a)	59,409	3,303,734
Builders FirstSource, Inc. (a)	87,836	1,300,851
Continental Building Products, Inc. (a)	37,867	756,961
Fortune Brands Home & Security, Inc.	208,749	9,988,640
Gibraltar Industries, Inc. (a)	56,316	923,019
Griffon Corp.	46,368	771,564
Insteel Industries, Inc.	19,643	340,020
Lennox International, Inc.	54,461	6,428,576
Masco Corp.	457,210	11,992,618
Masonite International Corp. (a)	26,160	1,727,868
NCI Building Systems, Inc. (a)	36,312	378,734
Nortek, Inc. (a)	17,394	1,423,003
Owens Corning	155,909	6,905,210
Patrick Industries, Inc. (a)	27,897	1,054,228
PGT, Inc. (a)	69,278	926,247
Ply Gem Holdings, Inc. (a)(d)	26,171	355,926
Quanex Building Products Corp.	44,676	801,934
Simpson Manufacturing Co. Ltd.	56,795	1,982,713
Trex Co., Inc. (a)(d)	46,832	1,817,550
Universal Forest Products, Inc.	26,737	1,605,824
USG Corp. (a)(d)	114,286	3,486,866
		77,694,450
Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	64,884	2,076,937
ACCO Brands Corp. (a)	148,977	1,132,225

	Shares	Value
ADT Corp. (d)	227,636	$ 7,461,908
ARC Document Solutions, Inc. (a)	46,203	306,788
Brady Corp. Class A (d)	63,375	1,391,715
Casella Waste Systems, Inc. Class A (a)	64,851	399,482
CECO Environmental Corp.	21,126	204,500
Cenveo, Inc. (a)(d)	104,135	179,112
Cintas Corp.	123,729	10,515,728
Civeo Corp.	126,922	247,498
Clean Harbors, Inc. (a)(d)	69,999	3,438,351
Copart, Inc. (a)	164,264	5,752,525
Covanta Holding Corp. (d)	187,190	3,706,362
Deluxe Corp.	66,088	3,833,765
Ennis, Inc.	28,125	459,281
Essendant, Inc.	50,673	1,748,219
Fuel Tech, Inc. (a)(d)	51,934	105,945
G&K Services, Inc. Class A	25,825	1,746,028
Healthcare Services Group, Inc.	92,468	3,092,130
Heritage-Crystal Clean, Inc. (a)	18,564	221,283
Herman Miller, Inc.	75,463	2,045,802
HNI Corp.	56,998	2,664,087
Hudson Technologies, Inc. (a)	16,311	50,890
Industrial Services of America, Inc. (a)(d)	1,620	5,767
InnerWorkings, Inc. (a)(d)	48,216	350,048
Interface, Inc.	82,781	2,006,611
Intersections, Inc. (a)(d)	12,865	25,601
KAR Auction Services, Inc.	189,260	7,010,190
Kimball International, Inc. Class B	40,502	442,687
Knoll, Inc.	66,282	1,585,465
Matthews International Corp. Class A	39,018	1,981,334
McGrath RentCorp.	31,203	800,357
Metalico, Inc. (a)(d)	55,605	32,028
Mobile Mini, Inc.	62,262	2,117,531
Msa Safety, Inc.	42,693	1,941,678
Multi-Color Corp.	17,843	1,175,675
NL Industries, Inc. (a)(d)	6,707	25,822
Performant Financial Corp. (a)	31,038	80,699
Perma-Fix Environmental Services, Inc. (a)	6,937	27,540
Pitney Bowes, Inc.	257,264	5,096,400
Quad/Graphics, Inc.	35,149	507,552
Quest Resource Holding Corp. (a)	23,818	17,864
R.R. Donnelley & Sons Co. (d)	292,033	4,584,918
Republic Services, Inc.	340,342	13,947,215
Rollins, Inc.	144,246	4,027,348
SP Plus Corp. (a)(d)	21,676	497,898
Steelcase, Inc. Class A	122,865	2,166,110
Stericycle, Inc. (a)	114,549	16,167,446
Swisher Hygiene, Inc. (a)	17,741	21,289
Team, Inc. (a)(d)	26,663	1,115,580
Tetra Tech, Inc.	81,994	2,130,204
The Brink's Co.	62,643	1,795,348
TRC Companies, Inc. (a)	24,766	220,913
Tyco International Ltd.	559,966	20,321,166
U.S. Ecology, Inc.	29,546	1,476,118
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	21,730	$ 2,355,749
Viad Corp.	28,239	772,054
Virco Manufacturing Co. (a)	2,682	7,188
Waste Connections, Inc.	172,573	8,207,572
Waste Management, Inc.	572,488	28,658,749
West Corp.	64,715	1,575,163
		188,059,438
Construction & Engineering - 0.2%
AECOM Technology Corp. (a)	197,664	5,435,760
Aegion Corp. (a)	54,146	996,286
Ameresco, Inc. Class A (a)	38,199	216,588
Argan, Inc.	18,225	713,509
Chicago Bridge & Iron Co. NV (d)	128,851	5,705,522
Comfort Systems U.S.A., Inc.	53,460	1,481,911
Dycom Industries, Inc. (a)	45,168	3,210,993
EMCOR Group, Inc.	92,010	4,240,741
Fluor Corp.	201,037	9,171,308
Furmanite Corp. (a)	40,654	254,901
Goldfield Corp. (d)	41,171	76,578
Granite Construction, Inc.	51,021	1,760,225
Great Lakes Dredge & Dock Corp. (a)(d)	65,527	363,675
HC2 Holdings, Inc. (a)(d)	21,569	162,630
Integrated Electrical Services, Inc. (a)	16,326	118,200
Jacobs Engineering Group, Inc. (a)	160,940	6,503,585
KBR, Inc.	198,749	3,466,183
Layne Christensen Co. (a)	24,456	182,442
MasTec, Inc. (a)	84,984	1,407,335
MYR Group, Inc. (a)	25,270	724,996
Northwest Pipe Co. (a)	12,188	201,346
Orion Marine Group, Inc. (a)	33,745	242,289
Primoris Services Corp. (d)	58,483	1,074,333
Quanta Services, Inc. (a)(d)	283,966	6,883,336
Sterling Construction Co., Inc. (a)	31,847	147,770
Tutor Perini Corp. (a)	59,902	1,060,265
		55,802,707
Electrical Equipment - 0.6%
Active Power, Inc. (a)	10,523	21,151
Acuity Brands, Inc.	56,101	10,932,402
Allied Motion Technologies, Inc.	7,712	146,682
American Superconductor Corp. (a)(d)	12,677	69,090
AMETEK, Inc.	328,871	17,699,837
AZZ, Inc.	34,115	1,726,219
Babcock & Wilcox Enterprises, Inc. (a)	67,128	1,238,512
Blue Earth, Inc. (a)(d)	48,167	36,992
Broadwind Energy, Inc. (a)	15,938	50,683
BWX Technologies, Inc.	145,382	3,855,531
Capstone Turbine Corp. (a)(d)	814,128	326,954
Eaton Corp. PLC	627,616	35,811,769
Emerson Electric Co.	890,599	42,499,384
Encore Wire Corp.	23,059	748,726

	Shares	Value
Energous Corp. (a)(d)	5,973	$ 43,125
Energy Focus, Inc. (a)(d)	8,003	175,266
EnerSys	58,195	3,111,687
Enphase Energy, Inc. (a)(d)	30,890	142,094
Espey Manufacturing & Electronics Corp.	2,015	51,383
Franklin Electric Co., Inc.	55,804	1,634,499
FuelCell Energy, Inc. (a)(d)	357,443	294,998
Generac Holdings, Inc. (a)(d)	94,039	2,907,686
General Cable Corp.	78,815	1,146,758
Global Power Equipment Group, Inc.	16,601	76,365
Hubbell, Inc. Class B	78,881	7,783,188
LSI Industries, Inc.	24,011	227,864
MagneTek, Inc. (a)	2,664	133,253
Ocean Power Technologies, Inc. (a)	11,040	5,189
Orion Energy Systems, Inc. (a)	20,733	43,125
Plug Power, Inc. (a)(d)	188,670	322,626
Powell Industries, Inc.	13,455	395,039
Power Solutions International, Inc. (a)(d)	4,960	155,942
PowerSecure International, Inc. (a)	34,256	413,127
Preformed Line Products Co.	1,961	59,418
Real Goods Solar, Inc. (a)	2,045	2,556
Regal Beloit Corp.	57,797	3,853,326
Revolution Lighting Technologies, Inc. (a)(d)	38,693	40,628
Rockwell Automation, Inc.	178,517	19,963,556
Sensata Technologies Holding BV (a)(d)	227,632	10,789,757
SL Industries, Inc. (a)	4,048	140,870
SolarCity Corp. (a)(d)	68,302	3,297,621
Thermon Group Holdings, Inc. (a)(d)	39,586	905,728
Ultralife Corp. (a)	13,410	58,199
Vicor Corp. (a)	18,023	175,904
		173,514,709
Industrial Conglomerates - 1.9%
3M Co.	847,565	120,472,889
Carlisle Companies, Inc.	89,692	9,031,984
Danaher Corp.	824,171	71,719,360
General Electric Co.	13,459,847	334,073,403
Raven Industries, Inc. (d)	54,733	991,762
Roper Industries, Inc.	133,523	21,642,743
		557,932,141
Machinery - 1.7%
Accuride Corp. (a)	79,004	267,824
Actuant Corp. Class A (d)	91,777	1,967,699
Adept Technology, Inc. (a)(d)	17,085	121,304
AGCO Corp. (d)	111,076	5,447,167
Alamo Group, Inc.	17,898	921,568
Albany International Corp. Class A	47,080	1,501,852
Allison Transmission Holdings, Inc.	223,451	6,390,699
Altra Industrial Motion Corp.	32,780	819,828
American Railcar Industries, Inc. (d)	11,797	489,104
ARC Group Worldwide, Inc. (a)	1,450	5,278
Astec Industries, Inc.	23,840	941,918
Barnes Group, Inc.	71,310	2,754,705
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Blount International, Inc.	66,620	$ 459,012
Briggs & Stratton Corp.	55,838	1,115,643
Caterpillar, Inc.	804,133	61,467,927
Chart Industries, Inc. (a)	41,574	1,062,631
CIRCOR International, Inc.	26,680	1,207,003
CLARCOR, Inc.	71,056	4,005,427
Colfax Corp. (a)(d)	128,396	4,980,481
Columbus McKinnon Corp. (NY Shares)	26,972	512,738
Commercial Vehicle Group, Inc. (a)	77,079	394,644
Crane Co.	67,099	3,525,381
Cummins, Inc.	221,706	26,992,706
Deere & Co. (d)	441,842	36,133,839
Donaldson Co., Inc. (d)	164,610	5,153,939
Douglas Dynamics, Inc.	29,195	648,713
Dover Corp.	214,284	13,274,894
Dynamic Materials Corp.	17,783	201,481
Eastern Co.	2,354	38,747
Energy Recovery, Inc. (a)(d)	81,715	218,179
EnPro Industries, Inc.	33,499	1,589,193
ESCO Technologies, Inc.	32,538	1,174,947
ExOne Co. (a)(d)	13,829	101,920
Federal Signal Corp.	80,990	1,146,009
Flowserve Corp.	184,304	8,317,640
FreightCar America, Inc.	19,411	418,307
Gencor Industries, Inc. (a)	1,849	16,733
Global Brass & Copper Holdings, Inc.	28,348	556,755
Gorman-Rupp Co.	25,926	626,631
Graco, Inc. (d)	80,230	5,535,068
Graham Corp.	12,124	224,294
Greenbrier Companies, Inc. (d)	36,200	1,509,540
Hardinge, Inc.	14,874	152,756
Harsco Corp.	106,500	1,231,140
Hillenbrand, Inc.	82,630	2,227,705
Hurco Companies, Inc.	6,325	195,063
Hyster-Yale Materials Handling Class A	12,438	755,733
IDEX Corp.	101,826	7,314,162
Illinois Tool Works, Inc.	451,223	38,141,880
Ingersoll-Rand PLC	351,368	19,427,137
ITT Corp.	114,023	4,265,600
Jason Industries, Inc. (a)	13,118	65,459
John Bean Technologies Corp.	40,743	1,349,408
Joy Global, Inc.	127,606	3,090,617
Kadant, Inc.	18,429	819,906
Kennametal, Inc. (d)	111,452	3,399,286
L.B. Foster Co. Class A	13,680	245,282
Lincoln Electric Holdings, Inc.	100,440	5,890,806
Lindsay Corp. (d)	16,477	1,256,042
Lydall, Inc. (a)	21,741	590,486
Manitex International, Inc. (a)(d)	11,053	70,739
Manitowoc Co., Inc. (d)	177,699	3,035,099
Meritor, Inc. (a)	118,384	1,497,558

	Shares	Value
Middleby Corp. (a)	78,769	$ 8,550,375
Miller Industries, Inc.	16,197	351,313
Mueller Industries, Inc.	70,657	2,247,599
Mueller Water Products, Inc. Class A	199,590	1,786,331
Navistar International Corp. (a)(d)	84,316	1,504,197
NN, Inc.	32,953	797,792
Nordson Corp. (d)	76,435	5,084,456
Omega Flex, Inc.	2,487	76,251
Oshkosh Corp. (d)	101,850	4,282,793
PACCAR, Inc.	469,558	27,689,835
Parker Hannifin Corp.	186,982	20,130,482
Pentair PLC	241,752	13,366,468
PMFG, Inc. (a)	15,367	100,193
Proto Labs, Inc. (a)(d)	35,282	2,569,588
RBC Bearings, Inc. (a)	32,137	1,987,995
Rexnord Corp. (a)(d)	146,634	2,940,012
Snap-On, Inc.	75,968	12,137,407
SPX Corp.	53,528	3,143,699
Standex International Corp.	16,157	1,292,883
Stanley Black & Decker, Inc.	200,616	20,366,536
Sun Hydraulics Corp.	34,894	1,125,680
Supreme Industries, Inc. Class A	9,991	82,925
Tecumseh Products Co. (a)	29,489	146,855
Tennant Co.	26,322	1,508,777
Terex Corp.	144,501	3,371,208
The L.S. Starrett Co. Class A	4,836	76,360
Timken Co.	94,778	3,009,202
Titan International, Inc. (d)	65,675	602,897
Toro Co.	71,045	5,065,509
TriMas Corp. (a)	57,028	1,040,191
Trinity Industries, Inc. (d)	206,198	5,565,284
Twin Disc, Inc.	8,286	115,921
Valmont Industries, Inc. (d)	30,830	3,276,921
Wabash National Corp. (a)(d)	85,329	1,043,574
WABCO Holdings, Inc. (a)	75,595	8,717,615
Wabtec Corp.	127,331	12,193,217
Watts Water Technologies, Inc. Class A	38,674	2,121,269
Woodward, Inc.	78,842	3,595,195
Xerium Technologies, Inc. (a)	10,544	128,320
Xylem, Inc.	255,408	8,287,990
		490,742,347
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	8,669	48,806
International Shipholding Corp.	10,420	62,937
Kirby Corp. (a)	71,366	5,033,444
Matson, Inc.	55,151	2,078,090
		7,223,277
Professional Services - 0.4%
Acacia Research Corp. (d)	61,592	586,356
Advisory Board Co. (a)	56,995	2,771,667
Barrett Business Services, Inc.	8,858	315,788
CBIZ, Inc. (a)(d)	43,520	424,320
CDI Corp.	12,621	129,113
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
CEB, Inc.	43,212	$ 3,094,843
CRA International, Inc. (a)	15,589	354,182
CTPartners Executive Search, Inc. (a)	7,712	10,565
Dun & Bradstreet Corp.	47,871	5,072,890
Equifax, Inc.	157,263	15,396,048
Exponent, Inc.	37,782	1,615,181
Franklin Covey Co. (a)	14,201	237,583
FTI Consulting, Inc. (a)(d)	87,714	3,496,280
GP Strategies Corp. (a)	22,618	554,367
Heidrick & Struggles International, Inc.	22,259	433,828
Hill International, Inc. (a)	43,555	170,736
Hudson Global, Inc. (a)	13,947	35,983
Huron Consulting Group, Inc. (a)	28,844	2,088,017
ICF International, Inc. (a)(d)	27,674	946,728
IHS, Inc. Class A (a)	95,593	11,090,700
Insperity, Inc.	30,164	1,338,980
Kelly Services, Inc. Class A (non-vtg.)	39,205	566,512
Kforce, Inc.	36,597	980,434
Korn/Ferry International	67,303	2,293,013
Manpower, Inc.	102,325	8,892,043
Marathon Patent Group, Inc. (a)(d)	8,838	20,239
Mastech Holdings, Inc. (a)	373	2,648
MISTRAS Group, Inc. (a)	23,436	343,103
Navigant Consulting, Inc. (a)	64,946	1,025,497
Odyssey Marine Exploration, Inc. (a)(d)	64,149	18,090
On Assignment, Inc. (a)	61,775	2,222,665
Pendrell Corp. (a)	150,288	222,426
RCM Technologies, Inc. (a)	9,908	49,342
Resources Connection, Inc.	43,312	679,565
Robert Half International, Inc.	182,866	9,331,652
RPX Corp. (a)(d)	73,794	1,016,143
Towers Watson & Co.	94,041	11,165,488
TriNet Group, Inc. (a)	37,156	625,707
TrueBlue, Inc. (a)	53,079	1,273,896
Verisk Analytics, Inc. (a)	208,015	15,201,736
Volt Information Sciences, Inc. (a)	6,248	55,857
VSE Corp.	5,397	223,328
WageWorks, Inc. (a)(d)	43,055	1,929,295
Willdan Group, Inc. (a)	10,974	99,205
		108,402,039
Road & Rail - 0.9%
AMERCO	8,790	3,292,382
ArcBest Corp.	32,932	951,076
Avis Budget Group, Inc. (a)	139,457	6,154,237
Celadon Group, Inc.	62,978	1,202,250
Con-way, Inc. (d)	72,845	2,564,144
Covenant Transport Group, Inc. Class A (a)	11,962	282,184
CSX Corp.	1,316,011	36,032,381
Genesee & Wyoming, Inc. Class A (a)	69,092	4,724,511
Heartland Express, Inc. (d)	72,751	1,472,480

	Shares	Value
Hertz Global Holdings, Inc. (a)	593,789	$ 10,943,531
J.B. Hunt Transport Services, Inc.	123,112	8,960,091
Kansas City Southern	148,664	13,787,099
Knight Transportation, Inc.	76,431	2,078,923
Landstar System, Inc.	57,034	3,775,651
Marten Transport Ltd.	31,198	577,475
Norfolk Southern Corp.	406,871	31,699,320
Old Dominion Freight Lines, Inc. (a)	95,782	6,368,545
P.A.M. Transportation Services, Inc. (a)	3,193	123,346
Patriot Transportation Holding, Inc. (a)	1,280	28,006
Providence & Worcester Railroad Co.	4,631	75,254
Roadrunner Transportation Systems, Inc. (a)	35,356	766,518
Ryder System, Inc.	71,490	5,860,035
Saia, Inc. (a)(d)	32,954	1,237,423
Swift Transporation Co. (a)(d)	119,320	2,325,547
U.S.A. Truck, Inc. (a)	7,889	155,808
Union Pacific Corp.	1,165,418	99,922,939
Universal Truckload Services, Inc.	12,296	241,370
Werner Enterprises, Inc. (d)	51,778	1,371,599
YRC Worldwide, Inc. (a)	36,685	613,006
		247,587,131
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	688	7,809
Air Lease Corp. Class A	131,984	4,245,925
Aircastle Ltd.	83,321	1,731,410
Applied Industrial Technologies, Inc. (d)	52,950	2,241,903
Beacon Roofing Supply, Inc. (a)	65,628	2,379,015
BlueLinx Corp. (a)	23,385	18,708
CAI International, Inc. (a)(d)	23,529	309,642
DXP Enterprises, Inc. (a)(d)	17,105	508,874
Essex Rental Corp. (a)	16,688	8,127
Fastenal Co. (d)	359,307	13,847,692
GATX Corp.	60,042	2,976,282
H&E Equipment Services, Inc.	38,949	806,634
HD Supply Holdings, Inc. (a)	240,453	7,934,949
Houston Wire & Cable Co.	15,647	119,543
Kaman Corp.	38,751	1,504,701
Lawson Products, Inc. (a)	6,300	147,357
MRC Global, Inc. (a)(d)	133,318	1,731,801
MSC Industrial Direct Co., Inc. Class A (d)	66,029	4,469,503
Neff Corp.	8,761	57,735
Now, Inc. (a)(d)	143,741	2,452,221
Rush Enterprises, Inc. Class A (a)(d)	45,563	1,162,768
Stock Building Supply Holdings, Inc. (a)	16,419	309,170
TAL International Group, Inc.	41,028	752,043
Textainer Group Holdings Ltd. (d)	42,054	738,889
Titan Machinery, Inc. (a)(d)	24,582	285,889
United Rentals, Inc. (a)	127,996	8,873,963
Veritiv Corp. (a)	9,543	342,880
W.W. Grainger, Inc. (d)	80,950	18,087,468
Watsco, Inc.	36,058	4,415,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
WESCO International, Inc. (a)(d)	60,754	$ 3,400,401
Willis Lease Finance Corp. (a)	2,668	44,689
		85,913,654
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	77,452	1,087,426
TOTAL INDUSTRIALS		3,058,863,333
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.4%
ADTRAN, Inc.	74,924	1,200,282
Aerohive Networks, Inc. (a)(d)	10,639	66,175
Alliance Fiber Optic Products, Inc. (d)	19,146	361,094
Applied Optoelectronics, Inc. (a)	10,558	217,600
Arista Networks, Inc. (a)(d)	5,820	435,278
Arris Group, Inc. (a)	176,915	4,674,094
Aviat Networks, Inc. (a)	66,605	77,262
Bel Fuse, Inc. Class B (non-vtg.)	12,097	213,633
Black Box Corp.	16,753	257,996
Blonder Tongue Laboratories, Inc. (a)	3,352	2,023
Brocade Communications Systems, Inc.	574,317	6,116,476
CalAmp Corp. (a)(d)	50,212	834,523
Calix Networks, Inc. (a)	43,449	348,026
Ciena Corp. (a)(d)	153,627	3,435,100
Cisco Systems, Inc.	6,775,750	175,356,410
Clearfield, Inc. (a)(d)	16,017	272,129
CommScope Holding Co., Inc. (a)	170,451	5,514,090
Communications Systems, Inc.	4,311	38,282
Comtech Telecommunications Corp.	22,438	598,646
Digi International, Inc. (a)	25,385	259,942
EchoStar Holding Corp. Class A (a)	64,813	2,890,660
EMCORE Corp. (a)	29,659	206,723
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)	159,711	479,133
F5 Networks, Inc. (a)	94,340	11,453,819
Finisar Corp. (a)(d)	141,622	2,185,227
Harmonic, Inc. (a)	107,478	620,148
Harris Corp.	162,322	12,469,576
Infinera Corp. (a)(d)	189,532	4,135,588
InterDigital, Inc.	54,293	2,685,875
Interphase Corp. (a)	10,718	3,024
Ixia (a)	83,745	1,295,535
Juniper Networks, Inc.	478,012	12,289,689
KVH Industries, Inc. (a)	23,641	261,942
Lantronix, Inc. (a)	71	96
Lumentum Holdings, Inc. (a)	60,096	1,186,295
Motorola Solutions, Inc.	247,517	16,044,052
MRV Communications, Inc. (a)	6,176	126,855
NETGEAR, Inc. (a)	51,710	1,570,950
Novatel Wireless, Inc. (a)(d)	35,452	98,557

	Shares	Value
NumereX Corp. Class A (a)	13,747	$ 128,397
Oclaro, Inc. (a)(d)	126,427	343,881
Optical Cable Corp.	564	1,929
Palo Alto Networks, Inc. (a)(d)	91,145	14,967,832
Parkervision, Inc. (a)(d)	100,275	22,061
PC-Tel, Inc.	11,999	65,635
Plantronics, Inc. (d)	53,885	2,864,527
Polycom, Inc. (a)	189,613	2,040,236
QUALCOMM, Inc.	2,174,323	123,023,195
Relm Wireless Corp. (a)	9,436	43,217
Resonant, Inc. (a)(d)	2,385	12,521
Ruckus Wireless, Inc. (a)(d)	70,783	801,264
ShoreTel, Inc. (a)	78,396	583,266
Sonus Networks, Inc. (a)	71,344	502,262
Tessco Technologies, Inc.	7,287	173,649
Ubiquiti Networks, Inc. (d)	35,891	1,261,928
ViaSat, Inc. (a)(d)	63,836	3,751,642
Viavi Solutions, Inc. (a)	350,483	1,882,094
Westell Technologies, Inc. Class A (a)	75,979	85,856
xG Technology, Inc. (a)	150	55
Zhone Technologies, Inc. (a)	5,862	10,493
		422,848,745
Electronic Equipment & Components - 0.7%
Agilysys, Inc. (a)	38,149	391,790
Amphenol Corp. Class A	412,154	21,580,383
Anixter International, Inc. (a)	43,666	2,779,778
Applied DNA Sciences, Inc. (a)(d)	4,716	16,836
Arrow Electronics, Inc. (a)	131,368	7,346,099
Avnet, Inc.	178,140	7,553,136
AVX Corp.	82,398	1,076,118
Badger Meter, Inc. (d)	40,716	2,373,336
Belden, Inc.	54,994	2,771,148
Benchmark Electronics, Inc. (a)	73,834	1,577,833
CDW Corp.	187,098	7,437,146
Checkpoint Systems, Inc.	48,926	395,322
ClearSign Combustion Corp. (a)(d)	7,019	34,814
Cognex Corp.	115,016	4,089,969
Coherent, Inc. (a)	32,979	1,922,676
Control4 Corp. (a)(d)	17,994	161,406
Corning, Inc.	1,699,329	29,245,452
CTS Corp.	43,658	822,953
CUI Global, Inc. (a)(d)	26,608	138,096
Daktronics, Inc.	49,334	428,712
Dolby Laboratories, Inc. Class A	54,035	1,759,380
DTS, Inc. (a)	19,732	523,490
Echelon Corp. (a)	32,190	18,026
Electro Rent Corp.	21,352	227,612
Electro Scientific Industries, Inc.	27,319	126,760
eMagin Corp. (a)	5,084	12,405
Fabrinet (a)	31,120	618,666
FARO Technologies, Inc. (a)(d)	24,409	948,290
FEI Co.	55,230	4,168,760
FLIR Systems, Inc.	183,481	5,253,061
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Frequency Electronics, Inc. (a)	2,550	$ 28,535
Giga-Tronics, Inc. (a)	2,579	3,817
GSI Group, Inc. (a)	36,594	475,356
I. D. Systems Inc. (a)(d)	6,071	22,766
Identiv, Inc. (a)(d)	10,618	49,374
IEC Electronics Corp. (a)	86	383
II-VI, Inc. (a)	69,895	1,180,527
Ingram Micro, Inc. Class A	208,429	5,640,089
Insight Enterprises, Inc. (a)	48,551	1,228,826
Intellicheck Mobilisa, Inc. (a)	545	594
InvenSense, Inc. (a)(d)	115,158	1,175,763
IPG Photonics Corp. (a)(d)	46,113	3,892,859
Iteris, Inc. (a)	1,032	2,157
Itron, Inc. (a)(d)	49,438	1,483,140
Jabil Circuit, Inc.	254,095	4,916,738
KEMET Corp. (a)	51,674	106,448
KEY Tronic Corp. (a)	6,483	67,423
Keysight Technologies, Inc. (a)	222,825	7,139,313
Kimball Electronics, Inc. (a)	30,376	356,918
Knowles Corp. (a)(d)	111,809	1,820,251
LightPath Technologies, Inc. Class A (a)	376	632
Littelfuse, Inc.	32,405	2,908,349
LoJack Corp. (a)	24,621	81,496
LRAD Corp. (a)	56,581	105,806
Luna Innovations, Inc. (a)	1,444	1,617
Maxwell Technologies, Inc. (a)(d)	38,769	207,026
Mercury Systems, Inc. (a)	42,608	674,911
Mesa Laboratories, Inc.	3,668	397,611
Methode Electronics, Inc. Class A	48,369	1,285,164
MicroVision, Inc. (a)(d)	54,813	173,209
MOCON, Inc.	2,209	29,711
MTS Systems Corp.	19,840	1,181,274
Multi-Fineline Electronix, Inc. (a)	10,240	163,533
National Instruments Corp.	155,437	4,540,315
Neonode, Inc. (a)(d)	33,197	97,267
NetList, Inc. (a)(d)	104,599	52,300
Newport Corp. (a)	48,458	741,407
OSI Systems, Inc. (a)	22,707	1,658,519
Park Electrochemical Corp.	24,051	423,538
PC Connection, Inc.	21,453	452,015
PC Mall, Inc. (a)	4,077	39,873
Perceptron, Inc. (a)	13,154	132,855
Planar Systems, Inc. (a)	32,639	179,515
Plexus Corp. (a)	43,846	1,669,217
RadiSys Corp. (a)	9,220	25,263
RealD, Inc. (a)	53,542	503,830
Research Frontiers, Inc. (a)(d)	16,855	89,669
RF Industries Ltd.	5,778	24,441
Richardson Electronics Ltd.	23,707	147,458
Rofin-Sinar Technologies, Inc. (a)(d)	38,429	978,787
Rogers Corp. (a)	22,608	1,258,361

	Shares	Value
Sanmina Corp. (a)	105,831	$ 2,036,188
ScanSource, Inc. (a)	36,663	1,400,527
Speed Commerce, Inc. (a)	43,920	7,251
SYNNEX Corp. (d)	38,664	3,061,802
TE Connectivity Ltd.	550,460	32,636,773
Tech Data Corp. (a)(d)	55,538	3,623,299
Trimble Navigation Ltd. (a)	342,724	6,477,484
TTM Technologies, Inc. (a)(d)	76,051	518,668
Uni-Pixel, Inc. (a)(d)	12,876	14,936
Universal Display Corp. (a)	52,285	1,926,179
Vishay Intertechnology, Inc.	163,262	1,613,029
Vishay Precision Group, Inc. (a)	9,596	107,379
Wayside Technology Group, Inc.	1,232	21,301
Wireless Telecom Group, Inc. (a)	11,200	20,384
Zebra Technologies Corp. Class A (a)	68,211	5,653,328
		214,734,227
Internet Software & Services - 3.3%
Actua Corp. (a)	45,785	651,521
Akamai Technologies, Inc. (a)	235,128	16,766,978
Amber Road, Inc. (a)(d)	6,724	33,553
Angie's List, Inc. (a)(d)	43,936	232,421
Apigee Corp. (d)	9,599	62,585
Autobytel, Inc. (a)	9,434	166,510
Bankrate, Inc. (a)(d)	70,274	692,902
Bazaarvoice, Inc. (a)(d)	59,368	308,120
Benefitfocus, Inc. (a)(d)	19,976	732,720
Blucora, Inc. (a)(d)	58,999	823,626
Box, Inc. Class A (d)	17,834	240,402
Brightcove, Inc. (a)	41,182	219,500
BroadVision, Inc. (a)	490	2,945
Carbonite, Inc. (a)	17,932	197,431
Care.com, Inc. (a)(d)	8,431	50,080
ChannelAdvisor Corp. (a)(d)	32,537	370,271
comScore, Inc. (a)(d)	48,259	2,519,602
Constant Contact, Inc. (a)(d)	40,652	1,006,544
Cornerstone OnDemand, Inc. (a)	71,622	2,559,770
CoStar Group, Inc. (a)	45,266	8,013,893
Coupons.com, Inc. (a)(d)	21,055	196,654
Cvent, Inc. (a)(d)	27,895	879,808
Daegis, Inc. (a)	3,645	1,349
DealerTrack Holdings, Inc. (a)	59,299	3,721,605
Demand Media, Inc. (a)(d)	19,244	90,639
Demandware, Inc. (a)(d)	48,809	2,723,054
DHI Group, Inc. (a)	50,678	395,288
EarthLink Holdings Corp.	136,356	1,144,027
eBay, Inc. (a)	1,467,528	39,784,684
eGain Communications Corp. (a)(d)	8,558	30,894
Endurance International Group Holdings, Inc. (a)(d)	72,915	1,114,870
Envestnet, Inc. (a)(d)	49,518	1,546,447
Everyday Health, Inc. (a)	6,143	59,956
Facebook, Inc. Class A (a)	2,810,732	251,363,763
Five9, Inc. (a)	6,769	26,602
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GlowPoint, Inc. (a)	18,770	$ 11,074
GoDaddy, Inc. (a)(d)	44,463	1,115,132
Gogo, Inc. (a)(d)	99,521	1,581,389
Google, Inc.:
Class A (a)	382,201	247,597,452
Class C	383,655	237,194,704
GrubHub, Inc. (a)(d)	21,930	580,049
HomeAway, Inc. (a)	111,861	3,209,292
Hortonworks, Inc. (d)	12,495	296,881
IAC/InterActiveCorp	102,871	7,180,396
Internap Network Services Corp. (a)	59,806	476,654
IntraLinks Holdings, Inc. (a)	59,055	604,723
Inuvo, Inc. (a)	9,640	24,100
iPass, Inc. (a)	33,662	36,692
j2 Global, Inc.	60,375	4,200,893
LendingClub Corp. (d)	77,533	973,039
Limelight Networks, Inc. (a)	69,339	164,333
LinkedIn Corp. Class A (a)	142,462	25,728,637
Liquidity Services, Inc. (a)(d)	37,923	284,423
LivePerson, Inc. (a)	74,160	678,564
LogMeIn, Inc. (a)(d)	38,302	2,387,747
Marchex, Inc. Class B	28,685	113,879
Marin Software, Inc. (a)(d)	9,976	35,614
Marketo, Inc. (a)(d)	41,010	1,148,690
MaxPoint Interactive, Inc.	5,866	27,336
MeetMe, Inc. (a)	18,724	30,520
Millennial Media, Inc. (a)(d)	95,421	127,864
Monster Worldwide, Inc. (a)(d)	123,910	900,826
New Relic, Inc.	10,680	347,741
NIC, Inc.	78,994	1,488,247
Opower, Inc. (a)(d)	7,716	69,907
Pandora Media, Inc. (a)	247,451	4,439,271
Q2 Holdings, Inc. (a)	19,471	509,361
QuinStreet, Inc. (a)	38,666	212,663
Qumu Corp. (a)	6,017	27,799
Rackspace Hosting, Inc. (a)(d)	155,371	4,724,832
RealNetworks, Inc. (a)	28,670	124,141
Reis, Inc.	8,134	202,537
RetailMeNot, Inc. (a)	84,786	763,074
Rightside Group Ltd. (a)(d)	8,535	66,146
Rocket Fuel, Inc. (a)(d)	19,674	120,602
SciQuest, Inc. (a)(d)	32,538	357,267
Selectica, Inc. (a)	552	2,219
Shutterstock, Inc. (a)(d)	20,192	676,634
Spark Networks, Inc. (a)(d)	16,620	53,516
SPS Commerce, Inc. (a)	23,567	1,603,027
Stamps.com, Inc. (a)	20,095	1,654,622
Support.com, Inc. (a)	117,655	149,422
Synacor, Inc. (a)	20,037	29,655
TechTarget, Inc. (a)	17,780	164,109
Textura Corp. (a)(d)	28,776	744,147

	Shares	Value
TheStreet.com, Inc.	3,696	$ 6,468
Travelzoo, Inc. (a)	5,383	51,677
Tremor Video, Inc. (a)(d)	17,986	36,512
TrueCar, Inc. (a)(d)	15,879	93,845
Twitter, Inc. (a)(d)	710,222	19,737,069
United Online, Inc. (a)	16,919	184,248
Unwired Planet, Inc. (a)(d)	100,320	77,246
VeriSign, Inc. (a)(d)	154,608	10,658,676
Web.com Group, Inc. (a)(d)	64,573	1,390,257
WebMD Health Corp. (a)(d)	44,803	1,842,747
XO Group, Inc. (a)	29,832	437,039
Xoom Corp. (a)	38,371	952,752
Yahoo!, Inc. (a)	1,159,237	37,373,801
Yelp, Inc. (a)(d)	81,472	1,978,140
YuMe, Inc. (a)(d)	6,211	16,956
Zillow Group, Inc. (a)(d)	60,583	1,537,597
Zillow Group, Inc. Class C (a)(d)	121,166	2,987,954
		973,335,840
IT Services - 3.5%
Accenture PLC Class A	833,831	78,605,248
Acxiom Corp. (a)	108,484	2,273,825
Alliance Data Systems Corp. (a)	82,904	21,322,080
Amdocs Ltd.	213,048	12,188,476
Automatic Data Processing, Inc.	625,341	48,351,366
Blackhawk Network Holdings, Inc. (a)	72,226	2,853,649
Booz Allen Hamilton Holding Corp. Class A	137,650	3,675,255
Broadridge Financial Solutions, Inc.	158,166	8,349,583
CACI International, Inc. Class A (a)	29,402	2,305,705
Cardtronics, Inc. (a)(d)	63,110	2,177,295
Cartesian, Inc. (a)	206	517
Cass Information Systems, Inc.	10,691	515,306
Ciber, Inc. (a)	66,135	226,182
Cognizant Technology Solutions Corp. Class A (a)	813,297	51,188,913
Computer Sciences Corp.	181,825	11,271,332
Computer Task Group, Inc.	11,646	78,145
Convergys Corp. (d)	123,097	2,781,992
CoreLogic, Inc. (a)	119,997	4,553,886
CSG Systems International, Inc.	47,456	1,466,865
CSP, Inc.	3,696	21,141
Datalink Corp. (a)	21,583	125,181
DST Systems, Inc.	40,007	4,097,517
Edgewater Technology, Inc. (a)	2,875	20,700
EPAM Systems, Inc. (a)	32,476	2,293,130
Euronet Worldwide, Inc. (a)	64,215	4,139,941
Everi Holdings, Inc. (a)	85,750	443,328
EVERTEC, Inc.	87,336	1,580,782
ExlService Holdings, Inc. (a)	41,972	1,518,547
Fidelity National Information Services, Inc.	380,251	26,260,134
Fiserv, Inc. (a)	317,783	27,097,356
FleetCor Technologies, Inc. (a)	99,639	14,862,153
Forrester Research, Inc.	17,100	540,531
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	114,903	$ 9,825,356
Genpact Ltd. (a)	208,160	4,787,680
Global Payments, Inc.	86,730	9,660,855
Hackett Group, Inc.	31,811	448,217
Heartland Payment Systems, Inc.	51,995	3,097,862
Higher One Holdings, Inc. (a)	32,730	64,805
IBM Corp.	1,222,644	180,816,821
Information Services Group, Inc.	18,000	66,780
Innodata, Inc. (a)	14,010	33,484
InterCloud Systems, Inc. (a)(d)	31,397	58,712
Jack Henry & Associates, Inc.	113,196	7,692,800
Leidos Holdings, Inc.	88,093	3,706,953
Lionbridge Technologies, Inc. (a)	69,212	368,900
ManTech International Corp. Class A	31,242	855,718
MasterCard, Inc. Class A	1,286,629	118,845,921
Mattersight Corp. (a)	9,437	61,341
Maximus, Inc.	89,775	5,435,876
ModusLink Global Solutions, Inc. (a)(d)	31,030	97,745
MoneyGram International, Inc. (a)(d)	66,937	585,029
NCI, Inc. Class A	12,261	174,964
Neustar, Inc. Class A (a)(d)	75,999	2,124,172
Paychex, Inc.	438,389	19,578,453
PayPal Holdings, Inc. (a)	1,476,236	51,668,260
Perficient, Inc. (a)	51,600	854,496
PFSweb, Inc. (a)	13,037	170,133
Planet Payment, Inc. (a)	40,113	118,734
PRG-Schultz International, Inc. (a)	36,569	132,014
Sabre Corp. (d)	176,887	4,814,864
Science Applications International Corp.	56,960	2,777,939
ServiceSource International, Inc. (a)	93,929	445,223
StarTek, Inc. (a)	2,150	7,826
Sykes Enterprises, Inc. (a)	50,731	1,275,885
Syntel, Inc. (a)	49,784	2,212,899
Teletech Holdings, Inc.	29,721	803,953
Teradata Corp. (a)(d)	194,061	5,672,403
The Western Union Co.	683,183	12,597,895
Total System Services, Inc.	219,615	10,064,955
Unisys Corp. (a)(d)	68,286	899,327
Vantiv, Inc. (a)	190,614	8,394,641
VeriFone Systems, Inc. (a)	171,272	5,350,537
Virtusa Corp. (a)(d)	35,863	1,897,870
Visa, Inc. Class A	2,576,924	183,734,681
WEX, Inc. (a)(d)	57,655	5,450,127
WidePoint Corp. (a)(d)	71,654	81,686
Xerox Corp.	1,386,264	14,098,305
		1,019,099,158
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	54,545	1,323,807
Advanced Micro Devices, Inc. (a)(d)	853,764	1,545,313
AEHR Test Systems (a)	3,126	7,502

	Shares	Value
Alpha & Omega Semiconductor Ltd. (a)	24,379	$ 186,499
Altera Corp.	400,951	19,466,171
Amkor Technology, Inc. (a)	161,169	870,313
Amtech Systems, Inc. (a)(d)	13,719	74,906
ANADIGICS, Inc. (a)(d)	109,969	35,630
Analog Devices, Inc.	415,318	23,199,663
Applied Materials, Inc.	1,642,042	26,412,246
Applied Micro Circuits Corp. (a)(d)	98,689	577,331
Ascent Solar Technologies, Inc. (a)(d)	3,309	364
Atmel Corp.	546,044	4,461,179
ATRM Holdings, Inc. (a)	206	558
ATRM Holdings, Inc. rights	206	0
Avago Technologies Ltd.	346,317	43,625,552
Axcelis Technologies, Inc. (a)	123,333	402,066
AXT, Inc. (a)	31,515	69,018
Broadcom Corp. Class A	725,236	37,472,944
Brooks Automation, Inc.	91,115	945,774
Cabot Microelectronics Corp. (a)	37,906	1,644,362
Cascade Microtech, Inc. (a)	10,667	164,485
Cavium, Inc. (a)(d)	76,292	5,189,382
Ceva, Inc. (a)	25,211	485,312
Cirrus Logic, Inc. (a)	81,891	2,469,833
Cohu, Inc.	35,195	341,392
Cree, Inc. (a)(d)	147,267	4,008,608
CVD Equipment Corp. (a)(d)	24,298	267,521
CyberOptics Corp. (a)	4,784	32,531
Cypress Semiconductor Corp.	433,116	4,331,160
Diodes, Inc. (a)	57,239	1,127,036
DSP Group, Inc. (a)	34,788	304,395
Entegris, Inc. (a)	188,525	2,588,448
Exar Corp. (a)	64,569	380,957
Fairchild Semiconductor International, Inc. (a)	166,600	2,265,760
First Solar, Inc. (a)(d)	100,730	4,818,923
FormFactor, Inc. (a)	79,303	527,365
Freescale Semiconductor, Inc. (a)	134,524	4,806,543
GigOptix, Inc. (a)	17,428	29,105
GSI Technology, Inc. (a)	18,344	85,483
Ikanos Communications, Inc. (a)	3,504	9,566
Inphi Corp. (a)(d)	34,951	829,737
Integrated Device Technology, Inc. (a)	204,802	3,889,190
Integrated Silicon Solution, Inc.	43,960	965,801
Intel Corp.	6,336,553	180,845,223
Intermolecular, Inc. (a)	6,975	14,927
Intersil Corp. Class A	184,646	1,946,169
Intest Corp. (a)	2,175	8,809
IXYS Corp.	38,644	455,613
KLA-Tencor Corp.	210,656	10,555,972
Kopin Corp. (a)	69,745	216,210
Kulicke & Soffa Industries, Inc. (a)	102,964	1,087,300
Lam Research Corp.	209,919	15,275,806
Lattice Semiconductor Corp. (a)	185,835	776,790
Linear Technology Corp.	312,661	12,593,985
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	24,326	$ 717,860
Marvell Technology Group Ltd.	561,358	6,326,505
Mattson Technology, Inc. (a)	96,321	270,662
Maxim Integrated Products, Inc.	378,669	12,749,785
MaxLinear, Inc. Class A (a)	86,669	862,357
Microchip Technology, Inc.	279,693	11,886,953
Micron Technology, Inc. (a)	1,441,863	23,660,972
Microsemi Corp. (a)	130,006	4,128,991
MKS Instruments, Inc.	79,982	2,695,393
Monolithic Power Systems, Inc.	46,150	2,219,354
MoSys, Inc. (a)(d)	60,423	90,030
Nanometrics, Inc. (a)(d)	28,664	398,143
NeoPhotonics Corp. (a)	34,278	248,173
NVE Corp.	6,043	317,378
NVIDIA Corp.	677,564	15,231,639
Omnivision Technologies, Inc. (a)	79,921	1,910,112
ON Semiconductor Corp. (a)	558,505	5,336,515
PDF Solutions, Inc. (a)	38,716	471,561
Pericom Semiconductor Corp.	26,821	326,680
Photronics, Inc. (a)(d)	86,016	783,606
Pixelworks, Inc. (a)(d)	22,798	106,467
PMC-Sierra, Inc. (a)	268,208	1,687,028
Power Integrations, Inc.	37,256	1,462,298
Qorvo, Inc. (a)	198,199	11,002,026
QuickLogic Corp. (a)(d)	61,486	83,006
Rambus, Inc. (a)(d)	153,264	2,058,336
Rubicon Technology, Inc. (a)(d)	25,049	35,069
Rudolph Technologies, Inc. (a)(d)	38,164	486,973
Semtech Corp. (a)	87,042	1,475,362
Sigma Designs, Inc. (a)	51,095	503,286
Silicon Laboratories, Inc. (a)(d)	57,784	2,512,448
Skyworks Solutions, Inc.	253,177	22,115,011
Solar3D, Inc. (a)(d)	12,722	37,784
SolarEdge Technologies, Inc. (d)	13,325	334,724
STR Holdings, Inc. (a)	12,411	10,177
SunEdison Semiconductor Ltd. (a)(d)	98,050	1,176,600
SunEdison, Inc. (a)(d)	382,663	3,979,695
SunPower Corp. (a)(d)	71,760	1,740,898
Synaptics, Inc. (a)(d)	48,305	3,385,697
Teradyne, Inc.	294,988	5,321,584
Tessera Technologies, Inc.	64,088	2,098,241
Texas Instruments, Inc.	1,388,808	66,440,575
Ultra Clean Holdings, Inc. (a)	39,254	266,535
Ultratech, Inc. (a)(d)	41,332	710,910
Veeco Instruments, Inc. (a)(d)	53,983	1,245,388
Xcerra Corp. (a)	63,706	398,800
Xilinx, Inc.	340,456	14,261,702
		661,585,824
Software - 3.9%
A10 Networks, Inc. (a)	15,911	105,649

	Shares	Value
ACI Worldwide, Inc. (a)(d)	149,880	$ 3,196,940
Activision Blizzard, Inc.	667,465	19,109,523
Adobe Systems, Inc. (a)	634,163	49,826,187
American Software, Inc. Class A	15,166	138,921
ANSYS, Inc. (a)	118,326	10,483,684
Aspen Technology, Inc. (a)(d)	119,658	4,531,448
Autodesk, Inc. (a)	300,177	14,033,275
Barracuda Networks, Inc. (a)(d)	18,881	496,381
Blackbaud, Inc.	66,634	3,807,467
Bottomline Technologies, Inc. (a)(d)	50,588	1,352,723
BroadSoft, Inc. (a)	38,869	1,226,706
BSQUARE Corp. (a)	11,182	67,875
CA Technologies, Inc.	411,696	11,235,184
Cadence Design Systems, Inc. (a)(d)	384,702	7,701,734
Callidus Software, Inc. (a)	76,895	1,212,634
CDK Global, Inc.	217,446	10,772,275
Citrix Systems, Inc. (a)	217,076	14,785,046
CommVault Systems, Inc. (a)	56,734	2,033,347
Comverse, Inc. (a)(d)	36,598	689,506
Covisint Corp. (a)(d)	39,763	107,360
Datawatch Corp. (a)(d)	9,730	50,596
Digimarc Corp. (a)(d)	12,143	463,013
Digital Turbine, Inc. (a)(d)	41,910	109,385
Document Security Systems, Inc. (a)	19,824	3,568
Ebix, Inc. (d)	35,461	1,006,738
Electronic Arts, Inc. (a)	410,478	27,153,120
Ellie Mae, Inc. (a)	36,500	2,643,695
EnerNOC, Inc. (a)(d)	34,204	319,465
Envivio, Inc. (a)	6,801	12,650
EPIQ Systems, Inc.	43,230	549,886
ePlus, Inc. (a)(d)	7,158	542,004
Evolving Systems, Inc.	4,973	29,739
FactSet Research Systems, Inc.	53,360	8,426,611
Fair Isaac Corp.	40,570	3,471,575
FalconStor Software, Inc. (a)	37,427	64,374
FireEye, Inc. (a)(d)	40,394	1,526,085
Fortinet, Inc. (a)	190,820	8,041,155
Gigamon, Inc. (a)	29,295	667,340
Glu Mobile, Inc. (a)(d)	137,155	629,541
GSE Systems, Inc. (a)	388	520
Guidance Software, Inc. (a)(d)	26,710	189,641
Guidewire Software, Inc. (a)(d)	94,635	5,291,043
HubSpot, Inc.	13,055	617,371
Imperva, Inc. (a)	33,694	2,007,489
Infoblox, Inc. (a)	66,164	1,272,995
Interactive Intelligence Group, Inc. (a)(d)	22,204	777,362
Intuit, Inc.	367,269	31,493,317
Jive Software, Inc. (a)	60,361	272,228
Liquid Holdings Group, Inc. (a)	3,912	278
Majesco Entertainment Co. (a)	2,850	3,677
Manhattan Associates, Inc. (a)	94,877	5,548,407
Mentor Graphics Corp.	140,666	3,634,809
Microsoft Corp.	10,804,235	470,200,307
MicroStrategy, Inc. Class A (a)	12,438	2,471,431
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Mitek Systems, Inc. (a)(d)	15,896	$ 52,457
MobileIron, Inc. (a)	11,083	45,551
Model N, Inc. (a)	14,428	148,608
Monotype Imaging Holdings, Inc.	56,070	1,187,563
NetScout Systems, Inc. (a)	124,298	4,543,092
NetSol Technologies, Inc. (a)	10,165	47,776
NetSuite, Inc. (a)(d)	50,640	4,499,364
Nuance Communications, Inc. (a)	363,825	5,992,198
Oracle Corp.	4,259,408	157,981,443
Parametric Technology Corp. (a)	160,536	5,316,952
Park City Group, Inc. (a)(d)	12,676	149,070
Paycom Software, Inc. (a)(d)	31,787	1,225,071
Paylocity Holding Corp. (a)(d)	19,150	632,333
Pegasystems, Inc.	51,980	1,274,030
Progress Software Corp. (a)	64,141	1,737,580
Proofpoint, Inc. (a)(d)	44,316	2,496,763
PROS Holdings, Inc. (a)(d)	29,264	647,320
QAD, Inc.:
Class A	10,065	253,336
Class B	4,298	87,292
Qlik Technologies, Inc. (a)	120,564	4,564,553
Qualys, Inc. (a)(d)	28,775	836,202
RealPage, Inc. (a)	75,910	1,397,503
Red Hat, Inc. (a)	243,769	17,602,559
Rosetta Stone, Inc. (a)	15,141	105,533
Rovi Corp. (a)(d)	119,303	1,320,684
Salesforce.com, Inc. (a)	815,732	56,579,172
SeaChange International, Inc. (a)(d)	36,866	222,671
ServiceNow, Inc. (a)(d)	184,283	13,076,722
Silver Spring Networks, Inc. (a)(d)	47,301	548,692
Smith Micro Software, Inc. (a)(d)	41,455	32,749
SolarWinds, Inc. (a)(d)	91,872	3,651,912
Solera Holdings, Inc.	89,600	4,316,032
Sonic Foundry, Inc. (a)	155	1,032
Splunk, Inc. (a)	167,513	10,380,781
SS&C Technologies Holdings, Inc.	97,775	6,623,279
Symantec Corp.	914,834	18,744,949
Synchronoss Technologies, Inc. (a)(d)	46,956	1,896,553
Synopsys, Inc. (a)	211,747	9,937,287
Tableau Software, Inc. (a)	57,949	5,457,057
Take-Two Interactive Software, Inc. (a)(d)	106,405	3,099,578
Tangoe, Inc. (a)(d)	45,871	344,033
TeleCommunication Systems, Inc. Class A (a)	49,377	172,820
TeleNav, Inc. (a)	29,532	208,791
The Rubicon Project, Inc. (a)(d)	36,843	530,539
TiVo, Inc. (a)	121,206	1,102,975
Tubemogul, Inc. (a)(d)	19,314	213,613
Tyler Technologies, Inc. (a)	46,651	6,439,704
Ultimate Software Group, Inc. (a)(d)	37,872	6,672,668

	Shares	Value
Varonis Systems, Inc. (a)(d)	6,875	$ 136,125
Vasco Data Security International, Inc. (a)(d)	33,825	565,554
Verint Systems, Inc. (a)	81,394	4,340,742
VirnetX Holding Corp. (a)(d)	50,110	181,899
VMware, Inc. Class A (a)	114,543	9,066,078
Voltari Corp. (a)(d)	4,240	28,450
Vringo, Inc. (a)(d)	98,619	59,300
Wave Systems Corp. Class A (a)	27,069	3,736
Workday, Inc. Class A (a)(d)	129,139	9,073,306
Workiva, Inc. (d)	11,374	162,989
Yodlee, inc.	5,321	86,253
Zendesk, Inc. (a)(d)	72,382	1,496,860
Zix Corp. (a)(d)	43,773	191,726
Zynga, Inc. (a)	854,957	2,163,041
		1,128,359,781
Technology Hardware, Storage & Peripherals - 3.7%
3D Systems Corp. (a)(d)	135,851	1,865,234
Apple, Inc.	7,691,172	867,256,529
Astro-Med, Inc.	4,606	64,208
Avid Technology, Inc. (a)	38,570	320,517
Concurrent Computer Corp.	6,675	35,912
Cray, Inc. (a)(d)	56,559	1,198,485
Crossroads Systems, Inc. (a)(d)	13,606	13,742
Dataram Corp. (a)	556	767
Diebold, Inc.	89,599	2,788,321
Dot Hill Systems Corp. (a)	109,713	1,060,925
Electronics for Imaging, Inc. (a)(d)	67,250	2,943,533
EMC Corp.	2,599,773	64,656,355
Hewlett-Packard Co.	2,419,672	67,895,996
Hutchinson Technology, Inc. (a)(d)	41,790	62,685
Imation Corp. (a)(d)	42,037	129,894
Immersion Corp. (a)	59,681	691,703
Intevac, Inc. (a)	17,689	83,315
Lexmark International, Inc. Class A	80,451	2,411,921
NCR Corp. (a)	225,662	5,661,860
NetApp, Inc.	408,646	13,060,326
Nimble Storage, Inc. (a)(d)	33,564	894,816
QLogic Corp. (a)(d)	107,276	1,109,234
Quantum Corp. (a)	334,686	391,583
SanDisk Corp.	276,736	15,098,716
Scan-Optics, Inc. (a)	300	0
Seagate Technology LLC (d)	429,557	22,079,230
Silicon Graphics International Corp. (a)(d)	44,110	220,550
Super Micro Computer, Inc. (a)(d)	48,860	1,336,321
Transact Technologies, Inc.	3,411	25,617
U.S.A. Technologies, Inc. (a)(d)	38,549	120,658
Violin Memory, Inc. (a)(d)	107,011	189,409
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Western Digital Corp.	288,661	$ 23,658,656
Xplore Technologies Corp. (a)	2,067	11,627
		1,097,338,645
TOTAL INFORMATION TECHNOLOGY		5,517,302,220
MATERIALS - 3.2%
Chemicals - 2.2%
A. Schulman, Inc.	37,252	1,278,861
Air Products & Chemicals, Inc.	257,531	35,933,300
Airgas, Inc.	91,745	8,855,227
Albemarle Corp. U.S.	148,323	6,705,683
American Vanguard Corp. (d)	32,955	440,279
Ashland, Inc.	82,040	8,611,739
Axalta Coating Systems	177,148	5,170,950
Axiall Corp.	95,126	2,402,883
Balchem Corp.	41,590	2,434,263
BioAmber, Inc. (a)(d)	11,869	70,146
Cabot Corp.	93,185	3,156,176
Calgon Carbon Corp.	83,129	1,351,678
Celanese Corp. Class A	206,504	12,522,403
CF Industries Holdings, Inc.	315,502	18,103,505
Chase Corp.	7,216	285,032
Chemtura Corp. (a)(d)	110,727	3,011,774
Codexis, Inc. (a)	27,884	104,007
Core Molding Technologies, Inc. (a)	5,919	129,330
Cytec Industries, Inc.	95,278	7,069,628
E.I. du Pont de Nemours & Co.	1,208,916	62,259,174
Eastman Chemical Co.	199,004	14,419,830
Ecolab, Inc.	359,687	39,256,239
Ferro Corp. (a)	111,135	1,366,961
Flotek Industries, Inc. (a)(d)	68,404	1,337,982
FMC Corp.	180,812	7,650,156
FutureFuel Corp.	31,043	312,913
H.B. Fuller Co.	67,806	2,457,289
Hawkins, Inc.	10,959	416,990
Huntsman Corp.	272,597	4,506,028
Innophos Holdings, Inc.	26,761	1,286,401
Innospec, Inc. (d)	50,796	2,494,084
International Flavors & Fragrances, Inc.	106,161	11,629,938
Intrepid Potash, Inc. (a)(d)	76,176	602,552
KMG Chemicals, Inc.	10,303	208,121
Koppers Holdings, Inc.	30,390	632,112
Kraton Performance Polymers, Inc. (a)	41,276	871,336
Kronos Worldwide, Inc.	34,238	253,704
LSB Industries, Inc. (a)(d)	24,837	593,853
LyondellBasell Industries NV Class A	525,720	44,885,974
Marrone Bio Innovations, Inc. (a)(d)	15,737	32,103
Metabolix, Inc. (a)(d)	6,939	14,988

	Shares	Value
Minerals Technologies, Inc.	52,154	$ 2,805,364
Monsanto Co.	635,640	62,070,246
NewMarket Corp.	14,138	5,418,247
Olin Corp. (d)	99,200	1,980,032
OM Group, Inc.	38,003	1,273,101
OMNOVA Solutions, Inc. (a)	52,644	331,131
Platform Specialty Products Corp. (a)(d)	173,654	3,323,738
PolyOne Corp.	133,312	4,328,641
PPG Industries, Inc.	361,251	34,423,608
Praxair, Inc.	386,931	40,917,953
Quaker Chemical Corp.	17,331	1,375,388
Rayonier Advanced Materials, Inc.	58,598	399,638
Rentech, Inc. (a)(d)	27,522	193,480
RPM International, Inc.	174,175	7,637,574
Senomyx, Inc. (a)(d)	66,138	440,479
Sensient Technologies Corp.	66,412	4,326,742
Sherwin-Williams Co.	105,315	26,940,630
Sigma Aldrich Corp.	153,653	21,420,765
Stepan Co.	25,296	1,139,079
The Chemours Co. LLC (d)	236,083	2,282,923
The Dow Chemical Co.	1,448,360	63,380,234
The Mosaic Co.	412,634	16,847,846
The Scotts Miracle-Gro Co. Class A	62,435	3,882,833
Trecora Resources (a)	28,770	371,708
Tredegar Corp.	35,793	518,641
Trinseo SA (a)(d)	14,093	410,670
Tronox Ltd. Class A	94,701	762,343
Valhi, Inc.	35,553	100,259
Valspar Corp.	98,947	7,252,815
W.R. Grace & Co. (a)	96,180	9,516,049
Westlake Chemical Corp.	54,245	2,995,951
		644,193,700
Construction Materials - 0.1%
Eagle Materials, Inc.	69,831	5,714,271
Headwaters, Inc. (a)	105,333	2,125,620
Martin Marietta Materials, Inc.	81,250	13,633,750
Summit Materials, Inc. (d)	56,609	1,328,047
U.S. Concrete, Inc. (a)(d)	16,515	855,147
United States Lime & Minerals, Inc.	1,189	58,546
Vulcan Materials Co.	171,417	16,048,060
		39,763,441
Containers & Packaging - 0.4%
AEP Industries, Inc. (a)	6,511	354,524
Aptargroup, Inc.	88,846	5,984,667
Avery Dennison Corp.	116,845	6,786,358
Ball Corp.	179,480	11,829,527
Bemis Co., Inc.	135,781	5,759,830
Berry Plastics Group, Inc. (a)	152,447	4,512,431
Crown Holdings, Inc. (a)	190,020	9,419,291
Graphic Packaging Holding Co.	419,942	5,921,182
Greif, Inc. Class A	45,093	1,320,323
Myers Industries, Inc.	29,894	426,288
Owens-Illinois, Inc. (a)	211,253	4,404,625
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - continued
Packaging Corp. of America	131,470	$ 8,822,952
Sealed Air Corp.	270,921	13,938,885
Silgan Holdings, Inc.	68,205	3,571,214
Sonoco Products Co.	132,134	5,195,509
UFP Technologies, Inc. (a)	2,454	52,810
WestRock Co.	346,708	20,577,120
		108,877,536
Metals & Mining - 0.4%
A.M. Castle & Co. (a)(d)	36,860	102,102
AK Steel Holding Corp. (a)(d)	237,608	734,209
Alcoa, Inc.	1,734,355	16,389,655
Allegheny Technologies, Inc.	142,232	2,746,500
Ampco-Pittsburgh Corp.	10,414	128,300
Carpenter Technology Corp.	70,077	2,733,003
Century Aluminum Co. (a)(d)	60,542	339,035
Cliffs Natural Resources, Inc. (d)	197,662	784,718
Coeur d'Alene Mines Corp. (a)	178,852	600,943
Commercial Metals Co. (d)	150,267	2,359,192
Compass Minerals International, Inc.	43,886	3,554,766
Comstock Mining, Inc. (a)(d)	56,723	31,209
Freeport-McMoRan, Inc.	1,385,847	14,745,412
Friedman Industries	2,001	12,046
General Moly, Inc. (a)(d)	60,513	29,651
Globe Specialty Metals, Inc.	84,020	1,154,435
Gold Resource Corp. (d)	67,805	161,376
Golden Minerals Co. (a)(d)	71,014	24,145
Handy & Harman Ltd. (a)	5,646	142,392
Haynes International, Inc.	18,364	701,872
Hecla Mining Co. (d)	492,109	1,013,745
Horsehead Holding Corp. (a)(d)	81,215	664,339
Kaiser Aluminum Corp.	23,771	1,986,780
Materion Corp.	26,862	831,648
McEwen Mining, Inc. (d)	267,762	244,333
Mines Management, Inc. (a)(d)	24,109	8,752
Newmont Mining Corp.	707,424	12,075,728
Noranda Aluminium Holding Corp.	10,472	41,364
Nucor Corp.	435,280	18,843,271
Olympic Steel, Inc.	12,703	164,504
Paramount Gold Nevada Corp. (a)(d)	7,958	10,266
Real Industries, Inc. (a)(d)	30,069	291,068
Reliance Steel & Aluminum Co.	109,200	6,346,704
Royal Gold, Inc. (d)	85,360	4,107,523
Ryerson Holding Corp. (d)	16,025	122,111
Schnitzer Steel Industries, Inc. Class A	32,409	561,000
Solitario Exploration & Royalty Corp. (a)	18,115	9,239
Steel Dynamics, Inc.	326,759	6,365,265
Stillwater Mining Co. (a)(d)	150,988	1,441,935
SunCoke Energy, Inc.	82,551	947,685
Synalloy Corp.	8,615	84,082
Timberline Resources Corp. (a)(d)	1,583	427
TimkenSteel Corp.	51,850	926,560

	Shares	Value
U.S. Antimony Corp. (a)	24,962	$ 13,729
United States Steel Corp. (d)	189,689	3,107,106
Universal Stainless & Alloy Products, Inc. (a)	6,659	86,500
Worthington Industries, Inc.	71,924	1,840,535
		109,611,160
Paper & Forest Products - 0.1%
Boise Cascade Co. (a)(d)	50,323	1,632,981
Clearwater Paper Corp. (a)	24,633	1,380,926
Deltic Timber Corp.	17,765	1,103,384
Domtar Corp.	88,151	3,544,552
International Paper Co.	563,464	24,307,837
Kapstone Paper & Packaging Corp.	133,397	2,906,721
Louisiana-Pacific Corp. (a)(d)	182,513	3,000,514
Mercer International, Inc. (SBI)	60,804	696,206
Neenah Paper, Inc.	22,009	1,270,359
P.H. Glatfelter Co.	59,579	1,075,997
Resolute Forest Products (a)	124,589	1,257,103
Schweitzer-Mauduit International, Inc.	39,736	1,403,873
Verso Corp. (a)	23,529	5,647
Wausau-Mosinee Paper Corp.	73,993	576,405
		44,162,505
TOTAL MATERIALS		946,608,342
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.0%
8x8, Inc. (a)(d)	108,218	836,525
Alaska Communication Systems Group, Inc. (a)	135,810	301,498
AT&T, Inc.	8,195,261	272,082,665
Atlantic Tele-Network, Inc.	16,949	1,211,006
CenturyLink, Inc.	768,501	20,780,267
Cincinnati Bell, Inc. (a)	238,118	816,745
Cogent Communications Group, Inc.	64,769	1,798,635
Consolidated Communications Holdings, Inc.	61,850	1,206,694
Elephant Talk Communication, Inc. (a)	63,184	18,955
FairPoint Communications, Inc. (a)(d)	43,838	717,190
Frontier Communications Corp.	1,538,878	7,802,111
General Communications, Inc. Class A (a)	33,964	572,293
Globalstar, Inc. (a)(d)	350,014	616,025
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	258,309
IDT Corp. Class B	44,765	699,229
inContact, Inc. (a)(d)	91,764	692,818
Inteliquent, Inc.	40,660	744,891
Intelsat SA (a)	32,748	316,673
Iridium Communications, Inc. (a)(d)	122,967	916,104
Level 3 Communications, Inc. (a)	401,204	17,945,855
Lumos Networks Corp.	23,791	279,306
ORBCOMM, Inc. (a)(d)	70,388	428,663
pdvWireless (d)	16,308	521,367
Premiere Global Services, Inc. (a)	64,433	694,588
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Straight Path Communications, Inc. Class B (a)(d)	22,382	$ 509,191
Towerstream Corp. (a)(d)	47,502	70,778
Verizon Communications, Inc.	5,439,589	250,275,490
Vonage Holdings Corp. (a)	257,043	1,426,589
Windstream Holdings, Inc. (d)	126,904	912,440
Zayo Group Holdings, Inc. (d)	56,193	1,571,718
		587,024,618
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)(d)	15,589	117,697
Leap Wireless International, Inc. rights (a)	51,525	129,843
NTELOS Holdings Corp. (a)	21,397	196,210
RingCentral, Inc. (a)	30,636	527,246
SBA Communications Corp. Class A (a)	168,452	19,911,026
Shenandoah Telecommunications Co.	30,093	1,164,298
Spok Holdings, Inc.	43,148	712,373
Sprint Corp. (a)(d)	1,062,325	5,375,365
T-Mobile U.S., Inc. (a)	352,922	13,979,240
Telephone & Data Systems, Inc.	127,836	3,635,656
U.S. Cellular Corp. (a)	27,310	1,008,285
		46,757,239
TOTAL TELECOMMUNICATION SERVICES		633,781,857
UTILITIES - 3.0%
Electric Utilities - 1.6%
Allete, Inc.	57,065	2,726,566
American Electric Power Co., Inc.	647,957	35,177,586
Cleco Corp.	79,786	4,274,934
Duke Energy Corp.	922,988	65,449,079
Edison International	432,431	25,288,565
El Paso Electric Co.	52,601	1,862,075
Empire District Electric Co.	52,048	1,126,839
Entergy Corp.	232,801	15,208,889
Eversource Energy	438,436	20,711,717
Exelon Corp.	1,151,166	35,409,866
FirstEnergy Corp.	554,719	17,728,819
Genie Energy Ltd. Class B	17,082	182,777
Great Plains Energy, Inc.	198,778	4,953,548
Hawaiian Electric Industries, Inc. (d)	152,910	4,322,766
IDACORP, Inc.	76,754	4,556,885
ITC Holdings Corp.	206,852	6,764,060
MGE Energy, Inc.	52,920	2,035,303
NextEra Energy, Inc.	586,743	57,741,379
OGE Energy Corp.	285,946	8,017,926
Otter Tail Corp.	51,440	1,327,666
Pepco Holdings, Inc.	337,341	7,752,096
Pinnacle West Capital Corp.	173,049	10,301,607
PNM Resources, Inc.	111,489	2,855,233
Portland General Electric Co.	117,998	4,075,651
PPL Corp.	899,583	27,878,077

	Shares	Value
Southern Co.	1,198,821	$ 52,040,820
UIL Holdings Corp.	76,048	3,462,465
Unitil Corp.	19,695	709,217
Westar Energy, Inc.	214,666	7,846,042
Xcel Energy, Inc.	658,890	22,224,360
		454,012,813
Gas Utilities - 0.2%
AGL Resources, Inc.	168,776	10,293,648
Atmos Energy Corp.	139,029	7,617,399
Chesapeake Utilities Corp.	20,319	1,001,117
Delta Natural Gas Co., Inc.	3,078	62,822
Gas Natural, Inc.	8,386	74,719
Laclede Group, Inc.	56,728	3,003,180
National Fuel Gas Co. (d)	112,990	6,096,940
New Jersey Resources Corp.	119,581	3,380,555
Northwest Natural Gas Co.	34,699	1,526,062
ONE Gas, Inc. (d)	75,398	3,239,852
Piedmont Natural Gas Co., Inc. (d)	100,435	3,874,782
Questar Corp.	223,693	4,319,512
South Jersey Industries, Inc.	85,148	2,052,067
Southwest Gas Corp.	71,765	3,953,534
UGI Corp.	238,124	8,115,266
WGL Holdings, Inc.	66,091	3,582,132
		62,193,587
Independent Power and Renewable Electricity Producers - 0.1%
American DG Energy, Inc. (a)	24,722	8,158
Black Hills Corp.	65,476	2,604,635
Calpine Corp. (a)	445,752	7,105,287
Dynegy, Inc. (a)(d)	145,606	3,749,355
NRG Energy, Inc.	440,862	8,781,971
NRG Yield, Inc.:
Class A	44,523	700,347
Class C	77,749	1,248,649
Ormat Technologies, Inc. (d)	50,068	1,762,394
Pattern Energy Group, Inc. (d)	75,196	1,704,693
Talen Energy Corp. (a)	106,771	1,521,487
Terraform Power, Inc. (d)	82,623	1,859,018
The AES Corp.	910,005	10,920,060
U.S. Geothermal, Inc. (a)(d)	163,207	98,577
Vivint Solar, Inc. (d)	34,907	434,243
		42,498,874
Multi-Utilities - 1.0%
Alliant Energy Corp.	146,690	8,312,922
Ameren Corp.	325,246	13,104,161
Avista Corp.	75,556	2,371,703
CenterPoint Energy, Inc.	597,986	11,134,499
CMS Energy Corp.	356,232	11,677,285
Consolidated Edison, Inc.	381,622	24,007,840
Dominion Resources, Inc.	782,742	54,596,255
DTE Energy Co.	232,690	18,163,781
MDU Resources Group, Inc.	267,810	4,796,477
NiSource, Inc.	409,835	6,881,130
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
NorthWestern Energy Corp.	61,570	$ 3,179,475
PG&E Corp.	635,764	31,521,179
Public Service Enterprise Group, Inc.	668,723	26,916,101
SCANA Corp.	185,122	9,791,103
Sempra Energy	308,655	29,275,927
TECO Energy, Inc.	313,546	6,606,414
Vectren Corp.	130,243	5,239,676
WEC Energy Group, Inc.	441,476	21,036,331
		288,612,259
Water Utilities - 0.1%
American States Water Co.	52,884	1,996,371
American Water Works Co., Inc.	245,033	12,727,014
Aqua America, Inc.	258,851	6,564,461
Artesian Resources Corp. Class A	8,755	192,522
Cadiz, Inc. (a)(d)	14,651	117,648
California Water Service Group	63,187	1,303,548
Connecticut Water Service, Inc.	7,536	261,876
Middlesex Water Co.	7,054	160,549
Pure Cycle Corp. (a)(d)	17,116	85,580
SJW Corp.	14,844	426,617
York Water Co.	40,150	852,385
		24,688,571
TOTAL UTILITIES		872,006,104
TOTAL COMMON STOCKS (Cost $20,962,171,357)		28,891,933,835
Convertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18	$ 20,495	26,311
TOTAL CONVERTIBLE BONDS (Cost $20,495)		26,311
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 2/4/16 to 3/31/16 (e) (Cost $14,984,313)	15,000,000	14,981,613
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	328,186,271	$ 328,186,271
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	1,815,349,240	1,815,349,240
TOTAL MONEY MARKET FUNDS (Cost $2,143,535,511)		2,143,535,511
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $23,120,711,676)		31,050,477,270
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(1,764,085,284)
NET ASSETS - 100%		$ 29,286,391,986
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
807 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 79,457,220	$ (4,612,908)
473 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	232,857,900	(4,080,443)
162 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2015	22,914,900	(704,214)
395 ICE Russell 2000 Index Contracts (United States)	Sept. 2015	45,721,250	(1,433,647)
TOTAL EQUITY INDEX CONTRACTS		$ 380,951,270	$ (10,831,212)

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,981,613.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 205,636
Fidelity Securities Lending Cash Central Fund	6,235,654
Total	$ 6,441,290
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,937,535,635	$ 3,937,535,635	$ -	$ -
Consumer Staples	2,439,801,683	2,439,801,683	-	-
Energy	1,912,546,424	1,912,546,424	-	-
Financials	5,251,583,612	5,251,583,205	407	-
Health Care	4,321,904,625	4,321,904,625	-	-
Industrials	3,058,863,333	3,058,852,768	-	10,565
Information Technology	5,517,302,220	5,517,302,220	-	-
Materials	946,608,342	946,608,342	-	-
Telecommunication Services	633,781,857	633,652,014	-	129,843
Utilities	872,006,104	872,006,104	-	-
Corporate Bonds	26,311	-	26,311	-
U.S. Government and Government Agency Obligations	14,981,613	-	14,981,613	-
Money Market Funds	2,143,535,511	2,143,535,511	-	-
Total Investments in Securities:	$ 31,050,477,270	$ 31,035,328,531	$ 15,008,331	$ 140,408
Derivative Instruments:
Liabilities
Futures Contracts	$ (10,831,212)	$ (10,831,212)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (10,831,212)
Total Value of Derivatives	$ -	$ (10,831,212)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,761,017,957) - See accompanying schedule: Unaffiliated issuers (cost $20,977,176,165)	$ 28,906,941,759
Fidelity Central Funds (cost $2,143,535,511)	2,143,535,511
Total Investments (cost $23,120,711,676)		$ 31,050,477,270
Segregated cash with brokers for derivative instruments		5,472,971
Cash		17,886,991
Receivable for investments sold		9,781,918
Receivable for fund shares sold		80,897,782
Dividends receivable		56,553,297
Distributions receivable from Fidelity Central Funds		954,586
Receivable from investment adviser for expense reductions		372,272
Other receivables		427,180
Total assets		31,222,824,267

Liabilities
Payable for investments purchased	$ 100,078,132
Payable for fund shares redeemed	14,794,438
Accrued management fee	876,009
Payable for daily variation margin for derivative instruments	4,212,653
Other affiliated payables	715,278
Other payables and accrued expenses	406,531
Collateral on securities loaned, at value	1,815,349,240
Total liabilities		1,936,432,281

Net Assets		$ 29,286,391,986
Net Assets consist of:
Paid in capital		$ 21,018,223,233
Undistributed net investment income		300,698,064
Accumulated undistributed net realized gain (loss) on investments		48,536,307
Net unrealized appreciation (depreciation) on investments		7,918,934,382
Net Assets		$ 29,286,391,986

Statement of Assets and Liabilities - continued

August 31, 2015 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($1,927,056,491 ÷ 33,140,215 shares)	$ 58.15

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($18,719,591,651 ÷ 321,868,575 shares)	$ 58.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,230,660,261 ÷ 21,162,264 shares)	$ 58.15

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($816,851,544 ÷ 14,047,213 shares)	$ 58.15

Class F: Net Asset Value, offering price and redemption price per share ($6,592,232,039 ÷ 113,333,822 shares)	$ 58.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2015 (Unaudited)

Investment Income
Dividends		$ 279,818,892
Interest		10,565
Income from Fidelity Central Funds		6,441,290
Total income		286,270,747

Expenses
Management fee	$ 5,280,148
Transfer agent fees	4,324,071
Independent trustees' compensation	64,250
Miscellaneous	22,428
Total expenses before reductions	9,690,897
Expense reductions	(2,261,314)	7,429,583
Net investment income (loss)		278,841,164
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	124,177,610
Futures contracts	10,618,797
Total net realized gain (loss)		134,796,407
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,013,673,738)
Assets and liabilities in foreign currencies	(71)
Futures contracts	(24,400,092)
Total change in net unrealized appreciation (depreciation)		(2,038,073,901)
Net gain (loss)		(1,903,277,494)
Net increase (decrease) in net assets resulting from operations		$ (1,624,436,330)

Statement of Changes in Net Assets

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 278,841,164	$ 506,880,820
Net realized gain (loss)	134,796,407	201,575,642
Change in net unrealized appreciation (depreciation)	(2,038,073,901)	2,774,794,616
Net increase (decrease) in net assets resulting from operations	(1,624,436,330)	3,483,251,078
Distributions to shareholders from net investment income	(81,439,410)	(439,015,704)
Share transactions - net increase (decrease)	1,490,059,146	2,735,964,444
Redemption fees	158,865	389,476
Total increase (decrease) in net assets	(215,657,729)	5,780,589,294

Net Assets
Beginning of period	29,502,049,715	23,721,460,421
End of period (including undistributed net investment income of $300,698,064 and undistributed net investment income of $103,296,310, respectively)	$ 29,286,391,986	$ 29,502,049,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss) D	.55	1.10	.92	.87	.68	.61
Net realized and unrealized gain (loss)	(3.82)	6.51	10.74	4.40	.96	7.03
Total from investment operations	(3.27)	7.61	11.66	5.27	1.64	7.64
Distributions from net investment income	(.16)	(.94)	(.80)	(.77)	(.65)	(.60)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.16)	(.94)	(.80)	(.77)	(.65)	(.62)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 38.56
Total ReturnB, C	(5.33)%	13.94%	26.62%	13.50%	4.46%	24.39%
Ratios to Average Net AssetsE, G
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	1.80%A	1.91%	1.85%	2.15%	1.84%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,927,056	$ 1,943,259	$ 1,694,212	$ 1,305,435	$ 3,379,770	$ 6,289,666
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share.

Financial Highlights - Fidelity Advantage Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss)D	.57	1.13	.94	.89	.69	.62
Net realized and unrealized gain (loss)	(3.83)	6.52	10.73	4.39	.97	7.03
Total from investment operations	(3.26)	7.65	11.67	5.28	1.66	7.65
Distributions from net investment income	(.17)	(.97)	(.82)	(.78)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.97)	(.82)	(.78)	(.66)	(.63)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.16	$ 61.59	$ 54.91	$ 44.06	$ 39.56	$ 38.56
Total ReturnB, C	(5.31)%	14.02%	26.65%	13.53%	4.51%	24.43%
Ratios to Average Net AssetsE, G
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%A	.05%	.06%	.07%	.07%	.07%
Expenses net of all reductions	.05%A	.05%	.06%	.07%	.07%	.07%
Net investment income (loss)	1.85%A	1.96%	1.89%	2.18%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,719,592	$ 18,860,117	$ 14,943,835	$ 10,262,592	$ 6,536,903	$ 5,078,759
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.91	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss)D	.57	1.13	.94	.89	.36
Net realized and unrealized gain (loss)	(3.83)	6.52	10.75	4.40	5.26
Total from investment operations	(3.26)	7.65	11.69	5.29	5.62
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalD, J	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.91	$ 44.05	$ 39.55
Total ReturnB, C	(5.31)%	14.01%	26.69%	13.55%	16.49%
Ratios to Average Net AssetsE, H
Expenses before reductions	.07%A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.04%A	.04%	.05%	.06%	.06%A
Expenses net of all reductions	.04%A	.04%	.05%	.06%	.06%A
Net investment income (loss)	1.86%A	1.97%	1.90%	2.19%	2.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,230,660	$ 1,307,281	$ 1,254,047	$ 876,155	$ 693,534
Portfolio turnover rateF	3% A	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KAmount not annualized.

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 G, I
Selected Per-Share Data
Net asset value, beginning of period	$ 61.58	$ 54.90	$ 44.05	$ 39.55	$ 34.49
Income from Investment Operations
Net investment income (loss)D	.57	1.14	.95	.90	.36
Net realized and unrealized gain (loss)	(3.83)	6.52	10.73	4.39	5.26
Total from investment operations	(3.26)	7.66	11.68	5.29	5.62
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.56)
Redemption fees added to paid in capitalD, J	-	-	-	-	-
Net asset value, end of period	$ 58.15	$ 61.58	$ 54.90	$ 44.05	$ 39.55
Total ReturnB, C	(5.31)%	14.04%	26.67%	13.57%	16.50%
Ratios to Average Net AssetsE, H
Expenses before reductions	.05%A	.05%	.06%	.06%	.06%A
Expenses net of fee waivers, if any	.04%A, N	.04% M	.05% L	.05% L	.05%A, L
Expenses net of all reductions	.04%A, N	.04% M	.05% L	.05% L	.05%A, L
Net investment income (loss)	1.86%A	1.97%	1.90%	2.20%	2.02%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 816,852	$ 1,022,585	$ 740,877	$ 546,329	$ 189,758
Portfolio turnover rateF	3% A	2%	2%	3%	17% K

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period September 8, 2011 (commencement of sale of shares) to February 29, 2012. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the year ended February 29. JAmount represents less than $.005 per share. KAmount not annualized. LAmount represents 0.45%. MAmount represents 0.38%. NAmount represents 0.35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2015	Years ended February 28,
	(Unaudited)	2015	2014	2013	2012 H	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56	$ 31.54
Income from Investment Operations
Net investment income (loss)D	.57	1.14	.95	.90	.69	.63
Net realized and unrealized gain (loss)	(3.82)	6.51	10.74	4.39	.97	7.02
Total from investment operations	(3.25)	7.65	11.69	5.29	1.66	7.65
Distributions from net investment income	(.17)	(.98)	(.83)	(.79)	(.66)	(.61)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	(.17)	(.98)	(.83)	(.79)	(.66)	(.63)
Redemption fees added to paid in capitalD, I	-	-	-	-	-	-
Net asset value, end of period	$ 58.17	$ 61.59	$ 54.92	$ 44.06	$ 39.56	$ 38.56
Total ReturnB, C	(5.29)%	14.01%	26.69%	13.55%	4.51%	24.43%
Ratios to Average Net AssetsE, G
Expenses before reductions	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Expenses net of fee waivers, if any	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Expenses net of all reductions	.04%A,L	.04% K	.05% J	.05% J	.06%	.07%
Net investment income (loss)	1.86%A	1.97%	1.90%	2.20%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,592,232	$ 6,368,808	$ 5,088,489	$ 2,833,198	$ 1,494,616	$ 745,283
Portfolio turnover rateF	3% A	2%	2%	3%	17%	4%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HFor the year ended February 29. IAmount represents less than $.005 per share. JAmount represents .045%. KAmount represents .038%. LAmount represents 0.35%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2015 (Unaudited)

1. Organization.

Spartan® Total Market Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,645,082,371
Gross unrealized depreciation	(1,817,781,322)
Net unrealized appreciation (depreciation) on securities	$ 7,827,301,049

Tax cost	$ 23,223,176,221

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019	$ (10,066,220)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

During the period the Fund recognized net realized gain (loss) of $10,618,797 and a change in net unrealized appreciation (depreciation) of $(24,400,092) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,080,462,071 and $411,594,031, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.10%
Fidelity Advantage Class	.07%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.06%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .075%, .045%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class pay all or a portion of the transfer agent fees at an annual rate of .065%, .035%, .035% and .015% of average net assets, respectively.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 648,728
Fidelity Advantage Class	3,376,594
Institutional Class	228,014
Fidelity Advantage Institutional Class	70,735
$ 4,324,071

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,428 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,235,654.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

	Expense Limitations	Reimbursement
Investor Class	.10%	$ 2,660
Fidelity Advantage Class	.05%	1,973,070
Institutional Class	.04%	198,208
Fidelity Advantage Institutional Class	.035%	72,688
Class F	.035%	14,447

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $241.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
From net investment income
Investor Class	$ 5,129,728	$ 28,904,286
Fidelity Advantage Class	51,988,813	280,925,671
Institutional Class	3,611,855	22,120,082
Fidelity Advantage Institutional Class	2,799,459	13,655,535
Class F	17,909,555	93,410,130
Total	$ 81,439,410	$ 439,015,704

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended August 31, 2015	Year ended February 28, 2015	Six months ended August 31, 2015	Year ended February 28, 2015
Investor Class
Shares sold	27,073,275	11,146,915	$ 1,686,468,894	$ 643,746,007
Reinvestment of distributions	81,155	481,106	5,012,154	28,350,004
Shares redeemed	(25,569,044)	(10,928,650)	(1,595,527,626)	(634,264,919)
Net increase (decrease)	1,585,386	699,371	$ 95,953,422	$ 37,831,092
Fidelity Advantage Class
Shares sold	54,123,055	68,056,591	$ 3,328,311,180	$ 3,937,110,814
Reinvestment of distributions	758,712	4,282,439	46,858,027	252,482,338
Shares redeemed	(39,245,316)	(38,248,720)	(2,423,450,538)	(2,200,569,878)
Net increase (decrease)	15,636,451	34,090,310	$ 951,718,669	$ 1,989,023,274
Institutional Class
Shares sold	1,935,757	6,784,326	$ 118,452,732	$ 390,867,675
Reinvestment of distributions	58,492	376,112	3,611,855	22,120,082
Shares redeemed	(2,060,904)	(8,771,607)	(126,500,707)	(514,925,337)
Net increase (decrease)	(66,655)	(1,611,169)	$ (4,436,120)	$ (101,937,580)
Fidelity Advantage Institutional Class
Shares sold	1,086,383	7,451,506	$ 64,245,107	$ 441,626,023
Reinvestment of distributions	45,336	231,729	2,799,504	13,655,535
Shares redeemed	(3,691,110)	(4,571,120)	(226,867,205)	(266,559,444)
Net increase (decrease)	(2,559,391)	3,112,115	$ (159,822,594)	$ 188,722,114
Class F
Shares sold	12,921,764	26,091,484	$ 790,425,850	$ 1,528,157,446
Reinvestment of distributions	289,986	1,585,411	17,909,555	93,410,130
Shares redeemed	(3,278,842)	(16,933,790)	(201,689,636)	(999,242,032)
Net increase (decrease)	9,932,908	10,743,105	$ 606,645,769	$ 622,325,544

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 22% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Total Market Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staff, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following:  general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Spartan Total Market Index Fund

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses are paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee".

Spartan Total Market Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective September 1, 2011) that lowered the fund's management fee from 0.07% to 0.045%. The Board also considered that it had approved an amended and restated management contract for the fund (effective July 1, 2014) that lowered the fund's management fee from 0.045% to 0.035%. The Board considered that the chart reflects the fund's lower management fee for 2011 and 2014, respectively, as if the lower fee were in effect for the entire year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.07%; Fidelity Advantage Institutional Class: 0.06%; Institutional Class: 0.07%; and Investor Class: 0.10%. These contractual arrangements may not be increased without the approval of the Board and, with respect to Fidelity Advantage Class and Investor Class, the shareholders of the applicable class. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, Investor Class, and Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.05%, 0.035%, 0.04%, 0.10% and 0.035% through April 30, 2016.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STI-F-SANN-1015
1.899051.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2015